UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders.

Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Board Approval of Investment Advisory Agreement
17	Trustees and Officers
19	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Money Market ProFund for the 12 months ended December 31, 2014.

During the 12-month period, average money market rates hovered slightly above zero. Money market rates generally follow the federal funds rate, which remained unchanged in a target range of 0.0% to 0.25% for the period.

U.S. Economic Growth Accelerates

The U.S. economy grew at an annual rate of 5.0% in the third quarter of 2014, its highest pace in 11 years, topping the hearty 4.6% advance posted for the second quarter. Unemployment declined to 5.6% in December 2014, its lowest level since mid-2008. Unemployment was 6.7% at the end of 2013.

The U.S. Federal Reserve, at the December 2014 Federal Open Market Committee meeting, decided to keep rates unchanged. The Committee noted that economic activity is expanding at a moderate pace and labor market conditions have improved further, and that with appropriate policy accommodation, such growth is likely to continue. The Committee also stated that it expects inflation to rise gradually toward 2%, as the labor market continues to improve and the transitory effects of lower energy prices dissipate. The Committee reaffirmed its view that to support continued progress toward maximum employment and price stability, the current 0% to 0.25% target range for the federal funds rate remains appropriate.

We appreciate the trust and confidence you have placed in us by choosing ProFunds, and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

1

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Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Money Market ProFund :: Fund Performance

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2014, was 0.02%(1) for the Investor Class and 0.02%(1) for the Service Class.

The assets of the Fund are part of a $19.9 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit ProFunds.com

(1)         The seven-day yield quotation more closely reflects the earning of the money market fund than a total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.64)% and (1.64)% for Investor Class and Service Class, respectively.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund :: 5

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	72%
Total Exposure	72%

(a)  The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	40%
Repurchase Agreements	26%
Certificates of Deposit and Bank Notes	11%
Short-Term Notes	8%
Time Deposits	7%
Government & Agency Obligations	5%
Municipal Investments	2%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2014 and held for the entire period from July 1, 2014 through December 31, 2014.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14	Annualized Expense Ratio During Period 7/1/14 - 12/31/14
Money Market ProFund — Investor Class	$1,000.00	$1,000.10	$0.87	0.17%
Money Market ProFund — Service Class	1,000.00	1,000.10	0.87	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14	Annualized Expense Ratio During Period 7/1/14 - 12/31/14
Money Market ProFund — Investor Class	$1,000.00	$1,024.34	$0.88	0.17%
Money Market ProFund — Service Class	1,000.00	1,024.34	0.88	0.17%

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Financial Statements and Financial Highlights

8 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Investment in Cash Management Portfolio, at value	$337,857,074
Receivable for capital shares issued	182,539,487
Receivable from Advisor	88,677
Prepaid expenses	30,169
TOTAL ASSETS	520,515,407
LIABILITIES:
Payable for capital shares redeemed	51,266,818
Administration fees payable	7,556
Trustee fees payable	108
Transfer agency fees payable	74,916
Compliance services fees payable	1,715
Service fees payable	1,227
Other accrued expenses	54,185
TOTAL LIABILITIES	51,406,525
NET ASSETS	$469,108,882
NET ASSETS CONSIST OF:
Capital	$469,216,873
Accumulated net investment income	1,071
Accumulated net realized gains (losses) on investments	(109,062)
NET ASSETS	$469,108,882
INVESTOR CLASS:
Net Assets	$328,084,963
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	328,115,986
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$141,023,919
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	141,032,552
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$791,246	(a)
Expenses(b)	(583,870	)(a)
TOTAL INVESTMENT INCOME	207,376
EXPENSES:
Management services fees	1,461,530
Administration fees	121,766
Transfer agency fees	1,113,036
Administrative services fees	239,817
Registration and filing fees	99,988
Fund accounting fees	10,000
Trustee fees	10,045
Compliance services fees	2,026
Service fees	19,914
Other fees	50,616
Total Gross Expenses before reductions	3,128,738
Less Expenses reduced by the Advisor	(3,006,649)
TOTAL NET EXPENSES	122,089
NET INVESTMENT INCOME	85,287
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	670	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$85,957

(a)   Allocated from Cash Management Portfolio

(b)   For the year ended December 31, 2014, the Advisor to the Cash Management Portfolio waived fees, of which $112,618 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 9

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$85,287	$90,149
Net realized gains (losses) on investments	670	5,159
Change in net assets resulting from operations	85,957	95,308
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(72,870)	(78,134)
Service Class	(12,106)	(12,061)
Change in net assets resulting from distributions	(84,976)	(90,195)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	6,011,885,269	6,216,413,530
Service Class	1,447,857,336	972,803,184
Dividends reinvested
Investor Class	72,091	77,512
Service Class	12,094	11,997
Value of shares redeemed
Investor Class	(6,104,955,167)	(6,202,493,514)
Service Class	(1,354,700,143)	(975,502,415)
Change in net assets resulting from capital transactions	171,480	11,310,294
Change in net assets	172,461	11,315,407
NET ASSETS:
Beginning of period	468,936,421	457,621,014
End of period	$469,108,882	$468,936,421
Accumulated net investment income	$1,071	$760
SHARE TRANSACTIONS:
Issued
Investor Class	6,011,885,296	6,216,413,511
Service Class	1,447,857,354	972,803,157
Reinvested
Investor Class	72,091	77,512
Service Class	12,094	11,997
Redeemed
Investor Class	(6,104,955,167)	(6,202,493,514)
Service Class	(1,354,700,143)	(975,502,415)
Change in shares	171,525	11,310,248

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

								Distributions to
		Investment Activities						Shareholders From
	Net Asset			Net Realized
	Value,	Net		Gains		Total from		Net
	Beginning	Investment		(Losses) on		Investment		Investment		Total
	of Period	Income(a)		Investments(a)		Activities		Income		Distributions
Money Market ProFund
Investor Class
Year Ended December 31, 2014	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2013	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2012	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Service Class
Year Ended December 31, 2014	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2013	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2012	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

		Ratios to Average Net Assets				Supplemental Data
Net Asset
Value,					Net	Net Assets,
End of	Total	Gross	Net		Investment	End of Period
Period	Return	Expenses(a),(b)	Expenses(a)		Income(a)	(000’s)

$1.000	0.02%	0.89%	0.17	%(d)	0.02%	$328,085
$1.000	0.02%	1.00%	0.19	%(d)	0.02%	$421,082
$1.000	0.02%	0.96%	0.26	%(d)	0.02%	$407,080
$1.000	0.02%	1.01%	0.23	%(d)	0.02%	$428,962
$1.000	0.02%	0.93%	0.30	%(d)	0.02%	$464,048

$1.000	0.02%	0.89%	0.17	%(d)	0.02%	$141,024
$1.000	0.02%	1.00%	0.19	%(d)	0.02%	$47,854
$1.000	0.02%	1.42%	0.26	%(d)	0.02%	$50,541
$1.000	0.02%	1.96%	0.23	%(d)	0.02%	$96,065
$1.000	0.02%	1.93%	0.30	%(d)	0.02%	$114,050

(a)              Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.

(b)              For the periods ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.02%, 0.03%, 0.01% and 0.01%, respectively.

(c)               Amount is less than $0.0005.

(d)              The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

12 :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2014

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of December 31, 2014, the percentage of the Portfolio’s interests owned by the ProFund was 1.7%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

December 31, 2014 :: Notes to Financial Statements :: Money Market ProFund :: 13

used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of December 31, 2014, the ProFund’s $337,857,074 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the year ended December 31, 2014.

4. Fees and Transactions with Affiliates and Related Parties

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the ProFund, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the year ended December 31, 2014. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $596,183 for the year ended December 31, 2014.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2014, actual Trustee compensation was $573,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2015 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the year are reflected on the Statement of

14 :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2014

Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2014, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
Money Market ProFund — Fund Level	$4,063,706	$3,272,313	$3,668,194	$1,833,685	$12,837,898
Money Market ProFund — Service Class	986,743	89,725	—	—	1,076,468

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2014
Money Market ProFund	$84,976	$84,976
December 31, 2013
Money Market ProFund	$90,195	$90,195

As of the tax year ended December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$1,071	$—	$—	$(109,062)	$—	$(107,991)

As of the end of its latest tax year ended December 31, 2014, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$109,062

The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or expires. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

6. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund is required to comply with money market fund reform over the next two years. As a result, the ProFund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund.

Report of Independent Registered Public Accounting Firm :: Money Market ProFund :: 15

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (one of the portfolios comprising ProFunds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 26, 2015

16 :: Money Market ProFund :: Board Approval of Investment Advisory Agreement (unaudited) :: December 31, 2014

At a meeting held on September 8-9, 2014, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of the Fund and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Independent Trustees were advised by independent legal counsel with respect to their deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment advisor. The Trustees noted that the contractual amount of the fee was 0.35 percent of the Fund’s average annual daily net assets, but that the Advisor does not collect this fee for so long as the Fund is a feeder fund that invests in shares of a master fund. The Board also noted that the Fund pays the Advisor a management services fee of 0.35 percent of the Fund’s average annual daily net assets, all of which the Advisor waived. The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believe to be reasonably necessary to evaluate the Advisory Agreement in light of the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary, and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the Board considered the nature of the services described in the Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan. The Board also considered the revenue sharing arrangement pursuant to which the adviser of the master fund, Deutsche Investment Management Americas Inc. (“DIMA”), pays amounts to PDI to cover certain marketing and distribution expenses associated with the sale of the of the Fund and other funds that are part of the same complex as the Fund. The Board noted that the Advisor represented that DIMA pays these amounts out of DIMA’s legitimate profits, in an effort to help increase the assets of the Fund and that the payments made to PDI do not affect the level of the Advisor’s voluntary expense cap for the Fund. The Board considered that payments made to PDI do not affect the expenses paid by the shareholders or, consequently, the Fund’s investment return. The Advisor also represented that the receipt of these payments by PDI does not affect the decision to invest the Fund’s assets in the master fund. Marketing expenses associated with the other funds in the complex are included in the arrangement because DIMA has determined that an increase in assets in those funds is, through exchanges, likely to increase the size of the Fund.

In addition to the information provided and discussions that occurred at the meeting on September 8-9, 2014, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration for the relevant arrangements during the course of the year and in prior years.

Trustees and Executive Officers (unaudited) :: Money Market ProFund :: 17

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee
Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (128)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (128)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProFunds (112); Access One Trust (3); ProShares (128)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Co-Founder and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (128)

*                      The “Fund Complex” consists of all operational registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**               Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

Cash Management Portfolio

20 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2014

Investment Portfolio

Certificates of Deposit and Bank Notes 10.8%

	Principal Amount	Value
Banco del Estado de Chile,
0.22%, 4/3/2015	$90,000,000	$90,000,000
Bank of Montreal:
0.2%, 1/12/2015	150,000,000	150,000,000
0.2%, 4/13/2015	217,000,000	217,000,000
0.23%, 5/13/2015	150,000,000	150,000,000
Bank of Nova Scotia:
0.24%, 3/3/2015	160,000,000	160,000,000
0.25%, 2/17/2015	47,500,000	47,500,000
1.85%, 1/12/2015	27,060,000	27,072,764
Canadian Imperial Bank of Commerce,
0.22%, 2/9/2015	40,008,000	40,008,208
DZ Bank AG:
0.27%, 5/7/2015	100,000,000	100,001,748
0.31%, 2/13/2015	9,004,000	9,003,999
0.31%, 2/19/2015	25,000,000	25,000,000
Microsoft Corp.,
1.625%, 9/25/2015	22,813,000	23,041,390
Mitsubishi UFJ Trust & Banking Corp.,
0.2%, 1/5/2015	73,000,000	73,000,000
National Australia Bank Ltd.:
1.6%, 8/7/2015	1,000,000	1,007,341
2.0%, 3/9/2015	20,000,000	20,062,254
144A, 2.75%, 9/28/2015	57,200,000	58,136,900
Nordea Bank Finland PLC:
0.22%, 4/2/2015	200,000,000	200,000,000
0.235%, 5/21/2015	35,000,000	35,000,000
Oversea-Chinese Banking Corp., Ltd.:
0.19%, 3/9/2015	40,000,000	40,000,000
0.28%, 8/3/2015	49,000,000	48,998,546
Province of Ontario Canada,
2.95%, 2/5/2015	3,030,000	3,037,744
Rabobank Nederland NV:
0.245%, 3/13/2015	140,000,000	140,000,000
0.27%, 7/3/2015	63,500,000	63,500,000
Royal Bank of Canada,
0.8%, 10/30/2015	8,923,000	8,955,210
Sumitomo Mitsui Banking Corp.:
0.16%, 1/7/2015	50,000,000	50,000,000
0.16%, 1/12/2015	50,000,000	50,000,000
0.16%, 1/14/2015	50,000,000	50,000,000
0.16%, 1/16/2015	30,000,000	30,000,000
Svenska Handelsbanken AB,
0.19%, 1/8/2015	115,993,000	115,993,000
The Toronto-Dominion Bank,
0.295%, 7/13/2015	91,400,000	91,400,000
Wal-Mart Stores, Inc.,
5.319%, 6/1/2015	34,000,000	34,721,065
Total Certificates of Deposit and Bank Notes (Cost $2,152,440,169)		2,152,440,169

Commercial Paper 39.9%
Issued at Discount** 32.2%
Antalis U.S. Funding Corp.,
144A, 0.12%, 1/6/2015	55,000,000	54,999,083
Apple, Inc.:
0.07%, 1/12/2015	17,500,000	17,499,626
0.18%, 2/6/2015	20,000,000	19,996,400
0.18%, 2/10/2015	20,000,000	19,996,000
0.22%, 6/17/2015	15,000,000	14,984,692
Bank Nederlandse Gemeenten,
0.245%, 6/2/2015	30,000,000	29,968,967
Bedford Row Funding Corp.:
144A, 0.19%, 1/5/2015	3,484,000	3,483,926
144A, 0.23%, 4/22/2015	40,000,000	39,971,633
144A, 0.3%, 6/9/2015	50,000,000	49,933,750
144A, 0.32%, 4/1/2015	35,000,000	34,972,000
144A, 0.32%, 7/23/2015	33,000,000	32,940,453
Caisse Centrale Desjardins:
0.13%, 1/5/2015	8,892,000	8,891,872
0.175%, 2/12/2015	53,000,000	52,989,179
Caisse des Depots et Consignations,
144A, 0.22%, 2/17/2015	3,011,000	3,010,135
Catholic Health Initiatives,
0.22%, 5/5/2015	11,620,000	11,611,195
Charta Corp.,
144A, 0.2%, 3/6/2015	133,000,000	132,952,711
Chevron Corp.:
144A, 0.09%, 1/8/2015	42,491,000	42,490,256
144A, 0.1%, 1/5/2015	16,492,000	16,491,817
144A, 0.12%, 3/11/2015	83,000,000	82,980,910
144A, 0.13%, 1/8/2015	82,500,000	82,497,915
CNPC Finance HK Ltd.:
144A, 0.4%, 1/5/2015	64,250,000	64,247,144
144A, 0.4%, 1/15/2015	45,000,000	44,993,000
144A, 0.4%, 1/16/2015	17,000,000	16,997,167
144A, 0.4%, 1/20/2015	30,000,000	29,993,667
Coca-Cola Co.:
0.15%, 3/20/2015	6,985,000	6,982,730
0.2%, 2/18/2015	50,000,000	49,986,667
0.2%, 2/19/2015	40,800,000	40,788,893
0.21%, 3/6/2015	2,525,000	2,524,057
0.21%, 3/25/2015	43,913,000	43,891,739
0.31%, 9/16/2015	82,000,000	81,817,823
0.33%, 9/10/2015	6,500,000	6,484,985
0.34%, 11/5/2015	10,000,000	9,970,911
Collateralized Commercial Paper Co., LLC,
0.2%, 2/2/2015	108,000,000	107,980,800
Collateralized Commercial Paper II Co., LLC:
144A, 0.2%, 1/2/2015	70,000,000	69,999,611
144A, 0.22%, 3/18/2015	110,000,000	109,948,911
CPPIB Capital, Inc.:
0.3%, 2/11/2015	21,000,000	20,992,825
0.3%, 2/17/2015	10,000,000	9,996,083
0.3%, 2/27/2015	10,000,000	9,995,250
Dexia Credit Local:
0.24%, 5/5/2015	26,770,000	26,747,870
0.265%, 4/8/2015	35,000,000	34,975,009
0.3%, 5/29/2015	50,927,000	50,864,190
0.31%, 5/29/2015	68,500,000	68,412,701
Erste Abwicklungsanstalt:
144A, 0.17%, 1/16/2015	21,000,000	20,998,513
144A, 0.17%, 2/3/2015	5,000,000	4,999,221
144A, 0.18%, 2/19/2015	106,500,000	106,473,908
144A, 0.2%, 4/8/2015	38,175,000	38,154,428
Exxon Mobil Corp.,
0.02%, 1/6/2015	45,000,000	44,999,875
General Electric Capital Corp.:
0.23%, 2/9/2015	125,000,000	124,968,854
0.23%, 2/11/2015	20,108,000	20,102,733
Gotham Funding Corp.,
144A, 0.17%, 1/9/2015	75,000,000	74,997,167
Hannover Funding Co., LLC:
0.17%, 1/8/2015	10,000,000	9,999,669
0.17%, 1/13/2015	25,000,000	24,998,583
0.2%, 2/5/2015	30,746,000	30,740,022

December 31, 2014 :: Investment Portfolio :: Cash Management Portfolio :: 21

Commercial Paper, continued

	Principal Amount	Value
Illinois Tool Works, Inc.,
0.17%, 1/16/2015	$21,800,000	$21,798,456
Kells Funding LLC:
144A, 0.21%, 4/21/2015	98,819,000	98,755,591
144A, 0.21%, 4/22/2015	50,000,000	49,967,625
Kimberly-Clark Corp.,
0.1%, 1/7/2015	30,000,000	29,999,500
Macquarie Bank Ltd.:
144A, 0.235%, 2/9/2015	50,000,000	49,987,271
144A, 0.25%, 2/23/2015	40,000,000	39,985,278
Manhattan Asset Funding Co., LLC:
144A, 0.17%, 1/7/2015	75,000,000	74,997,875
144A, 0.17%, 1/9/2015	81,000,000	80,996,940
144A, 0.18%, 1/13/2015	9,857,000	9,856,409
MetLife Short Term Funding LLC:
144A, 0.12%, 1/5/2015	982,000	981,987
144A, 0.15%, 1/20/2015	4,992,000	4,991,605
144A, 0.2%, 3/18/2015	23,462,000	23,452,094
Microsoft Corp.:
0.09%, 2/25/2015	170,000,000	169,976,625
0.1%, 1/7/2015	100,000,000	99,998,333
0.1%, 2/10/2015	170,000,000	169,981,111
0.1%, 2/25/2015	100,000,000	99,984,722
Nederlandse Waterschapsbank NV,
0.28%, 7/9/2015	90,000,000	89,867,700
Nestle Finance International Ltd.,
0.19%, 2/11/2015	145,275,000	145,243,564
New York Life Capital Corp.:
144A, 0.1%, 2/10/2015	8,550,000	8,549,050
144A, 0.11%, 2/11/2015	10,665,000	10,663,664
144A, 0.15%, 1/2/2015	20,750,000	20,749,914
Nieuw Amsterdam Receivables Corp.,
144A, 0.19%, 1/6/2015	99,000,000	98,997,388
Nordea Bank AB:
0.2%, 2/9/2015	100,000,000	99,978,333
0.225%, 4/1/2015	25,500,000	25,485,656
Oesterreichische Kontrollbank AG,
0.12%, 1/26/2015	2,616,000	2,615,782
Old Line Funding LLC:
144A, 0.23%, 3/9/2015	106,000,000	105,954,626
144A, 0.25%, 5/26/2015	950,000	949,043
144A, 0.25%, 5/29/2015	50,000,000	49,948,599
144A, 0.25%, 6/2/2015	50,000,000	49,947,288
Procter & Gamble Co.:
0.08%, 1/26/2015	45,000,000	44,997,500
0.11%, 3/11/2015	50,000,000	49,989,458
0.13%, 1/8/2015	88,400,000	88,397,766
0.15%, 1/15/2015	83,500,000	83,495,129
0.15%, 2/2/2015	104,000,000	103,986,133
PSP Capital, Inc.,
0.14%, 1/26/2015	4,467,000	4,466,566
Regency Markets No. 1 LLC:
144A, 0.14%, 1/2/2015	115,107,000	115,106,552
144A, 0.19%, 1/26/2015	49,000,000	48,993,535
Roche Holdings, Inc.:
144A, 0.165%, 1/26/2015	110,750,000	110,737,310
144A, 0.165%, 2/2/2015	50,000,000	49,992,667
Siemens Capital Co., LLC,
144A, 0.115%, 1/5/2015	10,850,000	10,849,861
Sinopec Century Bright Capital Investment Ltd.:
0.35%, 1/13/2015	58,000,000	57,993,233
0.35%, 1/21/2015	120,000,000	119,976,667
0.35%, 2/10/2015	75,000,000	74,970,833
Standard Chartered Bank:
0.22%, 3/3/2015	145,000,000	144,945,947
0.25%, 2/2/2015	179,500,000	179,460,111
0.26%, 4/6/2015	132,500,000	132,409,090
0.32%, 6/8/2015	112,000,000	111,842,702
The Army & Air Force Exchange Service:
0.11%, 1/7/2015	13,500,000	13,499,753
0.14%, 3/26/2015	80,000,000	79,973,867
Thunder Bay Funding LLC:
144A, 0.27%, 6/10/2015	100,000,000	99,880,000
144A, 0.28%, 6/15/2015	50,000,000	49,935,823
Toronto-Dominion Holdings (U.S.A.), Inc.:
0.08%, 1/2/2015	49,000,000	48,999,891
0.28%, 6/5/2015	56,500,000	56,431,886
United Overseas Bank Ltd.,
0.26%, 1/5/2015	19,000,000	18,999,451
USAA Capital Corp.,
0.12%, 1/7/2015	88,405,000	88,403,232
Victory Receivables Corp.:
144A, 0.15%, 1/6/2015	9,337,000	9,336,806
144A, 0.18%, 1/13/2015	156,000,000	155,990,640
Walt Disney Co.:
0.06%, 2/26/2015	143,000,000	142,986,653
0.09%, 2/18/2015	150,000,000	149,982,000
Working Capital Management Co., 144A, 0.17%, 1/13/2015	68,000,000	67,996,147
		6,412,376,764
Issued at Par 7.7%
ANZ New Zealand International Ltd.,
144A, 0.221%*, 1/12/2015	100,000,000	100,000,000
ASB Finance Ltd.,
144A, 0.251%*, 6/16/2015	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.:
144A, 0.249%*, 4/30/2015	40,000,000	39,999,335
144A, 0.331%*, 8/18/2015	120,700,000	120,700,000
Banco del Estado de Chile,
0.28%*, 3/5/2015	43,300,000	43,300,000
Bedford Row Funding Corp.:
144A, 0.234%, 7/2/2015	45,000,000	45,000,000
144A, 0.25%*, 6/26/2015	50,000,000	50,000,000
BNZ International Funding Ltd.:
144A, 0.252%*, 6/10/2015	20,000,000	20,000,000
144A, 0.252%*, 2/2/2015	50,000,000	50,000,000
Caisse Centrale Desjardins,
144A, 0.234%*, 1/26/2015	100,000,000	99,999,313
Canadian Imperial Bank of Commerce,
0.232%*, 5/8/2015	50,000,000	50,000,000
DBS Bank Ltd.,
144A, 0.242%*, 2/20/2015	35,000,000	35,000,412
Kells Funding LLC:
144A, 0.238%*, 1/27/2015	110,000,000	109,999,591
144A, 0.242%*, 2/5/2015	65,000,000	65,000,537
144A, 0.243%*, 2/13/2015	26,000,000	26,000,274
Kommunalbanken AS,
144A, 0.254%*, 1/26/2015	21,370,000	21,370,910
Old Line Funding LLC,
144A, 0.184%*, 2/2/2015	83,000,000	83,000,000
Royal Bank of Canada:
0.241%*, 2/12/2015	100,000,000	100,000,000
0.248%*, 9/3/2015	136,500,000	136,491,287
0.272%*, 12/10/2015	50,000,000	50,000,000
Wells Fargo Bank NA:
0.31%*, 9/9/2015	75,000,000	75,000,000
0.31%*, 12/10/2015	110,000,000	110,000,000
Westpac Banking Corp.,
0.232%*, 2/20/2015	14,500,000	14,500,138
		1,545,361,797
Total Commercial Paper
(Cost $7,957,738,561)		7,957,738,561

22 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2014

Government & Agency Obligations 4.8%

U.S. Government Sponsored Agencies 4.1%

	Principal Amount	Value
Federal Farm Credit Bank:
0.1%**, 5/13/2015	$12,500,000	$12,495,417
0.138%*, 3/3/2016	35,000,000	35,000,000
0.3%, 8/17/2015	9,500,000	9,506,339
Federal Home Loan Bank:
0.073%**, 2/4/2015	20,000,000	19,998,621
0.085%**, 2/11/2015	12,500,000	12,498,790
0.125%, 9/2/2015	10,000,000	9,994,479
0.14%, 8/5/2015	31,200,000	31,190,252
0.19%, 9/1/2015	55,000,000	54,995,205
0.19%, 9/3/2015	27,500,000	27,496,731
0.2%, 9/17/2015	64,125,000	64,116,810
0.21%, 10/13/2015	40,000,000	39,991,231
0.25%, 10/2/2015	64,600,000	64,600,000
0.263%, 10/9/2015	79,825,000	79,825,000
Federal Home Loan Mortgage Corp.:
0.064%**, 4/6/2015	36,667,000	36,660,807
0.09%**, 2/2/2015	25,000,000	24,998,000
0.09%**, 3/4/2015	50,000,000	49,992,250
0.095%**, 4/16/2015	35,800,000	35,790,080
0.095%**, 4/21/2015	25,000,000	24,992,743
0.12%**, 6/1/2015	26,500,000	26,486,662
0.251%**, 12/7/2015	32,223,000	32,146,919
Federal National Mortgage Association:
0.045%**, 2/17/2015	30,000,000	29,998,238
0.095%**, 1/20/2015	30,000,000	29,998,496
0.095%**, 4/16/2015	12,500,000	12,496,536
0.11%**, 5/18/2015	50,000,000	49,979,069
		815,248,675
U.S. Treasury Obligations 0.7%
U.S. Treasury Floating Rate Note,
0.11%*, 7/31/2016	65,610,000	65,610,000
U.S. Treasury Note,
2.25%, 1/31/2015	75,000,000	75,136,642
		140,746,642
Total Government & Agency Obligations
(Cost $955,995,317)		955,995,317
Short-Term Notes* 7.5%
Banco del Estado de Chile,
0.241%, 5/14/2015	58,000,000	58,000,000
Bank of Nova Scotia,
0.347%, 1/22/2016	85,000,000	85,000,000
Canadian Imperial Bank of Commerce,
0.37%, 8/18/2015	176,750,000	176,750,000
Commonwealth Bank of Australia:
144A, 0.239%, 7/10/2015	180,000,000	180,000,000
144A, 0.513%, 1/29/2015	29,450,000	29,456,169
JPMorgan Chase Bank NA,
0.352%, 2/22/2016	164,250,000	164,250,000
Rabobank Nederland NV:
0.279%, 4/10/2015	59,500,000	59,500,000
0.281%, 7/6/2015	136,500,000	136,500,000
0.284%, 6/1/2015	70,000,000	70,000,000
Svenska Handelsbanken AB,
144A, 0.353%, 10/2/2015	168,000,000	168,000,000
Wells Fargo Bank NA,
0.26%, 6/16/2015	125,000,000	125,000,000
Westpac Banking Corp.:
0.238%, 5/11/2015	110,000,000	110,000,000
0.242%, 5/4/2015	125,000,000	125,000,000
Total Short-Term Notes
(Cost $1,487,456,169)		1,487,456,169
Time Deposits 7.1%
Australia & New Zealand Banking Group Ltd.,
0.12%, 1/5/2015	255,000,000	255,000,000
Credit Agricole Corporate & Investment Bank,
0.05%, 1/2/2015	24,510,117	24,510,117
Nordea Bank Finland PLC,
0.03%, 1/2/2015	400,000,000	400,000,000
Royal Bank of Canada,
0.03%, 1/2/2015	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB,
0.04%, 1/2/2015	100,000,000	100,000,000
Standard Chartered Bank,
0.04%, 1/2/2015	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.,
0.01%, 1/2/2015	400,000,000	400,000,000
Total Time Deposits
(Cost $1,404,510,117)		1,404,510,117
Municipal Investments 2.0%
Chicago, IL: 144A, TECP, 0.1%, 11/30/2015,
LOC: Wells Fargo Bank NA	11,500,000	11,494,173
TECP, 0.18%, 3/17/2015	15,000,000	14,994,375
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.11%***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.11%***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,520,000	15,520,000
Michigan, Finance Authority, School Loan:
Series B, 0.11%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.12%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RIB Floater Trust, Series 2014-6UE, 144A, 0.2%***, 6/1/2015, LOC: Barclays Bank PLC	70,075,000	70,075,000
Michigan, State Finance Authority Revenue, School Loan Revolving Fund, Series A, 144A, 0.12%***, 9/1/2053, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.11%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.1%***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.11%***, 11/1/2039, LOC: Bank of America NA	9,750,000	9,750,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 144A, 0.1%***, 11/1/2048, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000

December 31, 2014 :: Investment Portfolio :: Cash Management Portfolio :: 23

Municipal Investments, continued

	Principal Amount	Value
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.35%***, 5/1/2048, LOC: Bank of China	$50,460,000	$50,460,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.1%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.15%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.05%***, 9/1/2036, SPA: State Street Bank & Trust Co.	100,000	100,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.13%***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
Vermont, Economic Development Authority, TECP, 0.2%, 2/11/2015, LOC: JPMorgan Chase Bank NA	67,500,000	67,500,000
Total Municipal Investments
(Cost $406,917,548)		406,917,548

Closed-End Investment Company 0.2%
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.13%***, 5/1/2041, LIQ: Barclays Bank PLC (Cost $40,000,000)	40,000,000	40,000,000

Repurchase Agreements 26.3%
BNP Paribas, 0.2%, dated 1/9/2014, to be repurchased at $200,434,444 on 2/4/2015(a)(b)	200,000,000	200,000,000
Federal Reserve Bank of New York, 0.05%, dated 12/31/2014, to be repurchased at $3,750,010,417 on 1/2/2015(c)	3,750,000,000	3,750,000,000
Federal Reserve Bank of New York, 0.1%, dated 12/22/2014, to be repurchased at $500,019,444 on 1/5/2015(d)	500,000,000	500,000,000
JPMorgan Securities, Inc., 0.382%, dated 2/13/2014, to be repurchased at $153,076,228 on 2/4/2015(a)(e)	152,500,000	152,500,000
JPMorgan Securities, Inc., 0.413%, dated 7/3/2014, to be repurchased at $359,116,037 on 4/1/2015(a)(f)	358,000,000	358,000,000
Wells Fargo Securities LLC, 0.3%, dated 12/29/2014, to be repurchased at $140,008,167 on 1/5/2015(a)(g)	140,000,000	140,000,000
Wells Fargo Securities LLC, 0.4%, dated 11/4/2014, to be repurchased at $134,134,000 on 2/2/2015(h)	134,000,000	134,000,000
Total Repurchase Agreements
(Cost $5,234,500,000)		5,234,500,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $19,639,557,881)[	98.6	19,639,557,881
Other Assets and Liabilities, Net	1.4	277,943,092
Net Assets	100.0	$19,917,500,973

*                 Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

**          Annualized yield at time of purchase; not a coupon rate.

***   Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2014.

[                    The cost for federal income tax purposes was $19,639,557,881.

(a)         Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of December 31, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.

(b)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,660,000	Anheuser-Busch Companies LLC	6.45	9/1/2037	2,215,934
53,868	Apple, Inc.	1.0	5/3/2018	53,118
3,000,000	Bank of America NA	0.703	2/14/2017	2,993,904
20,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.3	3/10/2019	20,011,833
5,033,000	Barclays Bank PLC	0.812—3.75	2/17/2017—5/15/2024	5,038,243
2,000,000	BHP Billiton Finance U.S.A. Ltd.	3.85	9/30/2023	2,122,644
315,201	BNP Paribas SA	1.375	3/17/2017	315,466
545,000	Boeing Co.	3.5	2/15/2015	554,021
3,930,000	BP Capital Markets PLC	0.652	11/7/2016	3,934,511
4,447,000	Caisse Centrale Desjardins	2.55	3/24/2016	4,571,698

24 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2014

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,619,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.25—5.25	1/14/2019—5/24/2041	10,674,642
7,275,000	Credit Suisse AG	1.625—2.6	3/6/2015—5/27/2016	7,385,319
3,000,000	DNB Boligkreditt AS	2.1	10/14/2015	3,048,155
2,000,000	Export-Import Bank of Korea	1.25	11/20/2015	2,006,507
6,732,948	General Electric Capital Corp.	2.3—5.875	4/27/2017—1/14/2038	7,457,251
16,817,026	Intel Corp.	1.35	12/15/2017	16,792,137
24,787,060	Korea Development Bank	1.0—4.625	1/22/2016—11/16/2021	26,833,411
61,000	Lloyds Bank PLC	2.35	9/5/2019	60,882
18,148,054	Mizuho Bank Ltd.	2.45—2.65	4/16/2019—9/25/2019	18,030,461
2,698,000	Shell International Finance BV	2.0	11/15/2018	2,720,489
3,350,000	SpareBank 1 Boligkreditt AS	1.25	5/2/2018	3,303,196
40,147,469	State Grid Overseas Investment 2014 Ltd.	2.75—4.125	5/7/2019—5/7/2024	40,581,411
20,000,000	Swedbank Hypotek AB	1.375	3/28/2018	19,858,642
4,437,000	The Toronto-Dominion Bank	2.2	7/29/2015	4,513,154
2,924,000	Total Capital Canada Ltd.	1.45	1/15/2018	2,920,509
1,684,910	Travelers Companies, Inc.	5.9	6/2/2019	1,955,258
47,675	Wal-Mart Stores, Inc.	1.125	4/11/2018	47,204
Total Collateral Value				210,000,000

(c)          Collateralized by $3,865,855,000 U.S. Treasury Note, 1.625%, maturing on 11/15/2022 with a value of $3,750,010,469.

(d)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
375,019,100	U.S. Treasury Bond	4.5	5/15/2038	501,388,623
6,272,200	U.S. Treasury Note	1.625	8/15/2022	6,125,197
Total Collateral Value				507,513,820

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,000,000	American Homes 4 Rent Trust	4.705	10/17/2036	6,139,865
1,825,000	BlueMountain CLO Ltd.	2.983	4/30/2026	1,752,062
7,000,000	Catamaran CLO Ltd.	2.881	4/20/2026	6,674,527
5,000,000	Cent CLO 21 Ltd.	3.031	7/27/2026	4,826,641
72,305,000	Chase Issuance Trust	0.267—2.16	5/15/2017—9/16/2024	70,591,038
8,483,708	CLI Funding V LLC	2.83—3.38	3/18/2028—10/18/2029	8,507,641
2,318,111	Green Tree Mortgage Loan Trust	0.57	12/25/2032	2,295,537
2,000,000	Magnetite IX Ltd.	3.23	7/25/2026	1,956,568
12,414,298	Morgan Stanley ABS Capital I, Inc. Trust	0.71	12/25/2034	11,929,629
1,000,000	Navistar Financial Dealer Note Master Trust	1.67	1/25/2018	1,000,554
12,548,425	NewStar Commercial Loan Trust	0.474	9/30/2022	12,350,162
5,000,000	OCP CLO Ltd.	2.983	10/24/2025	4,769,949
3,300,000	Palmer Square CLO Ltd.	3.082	5/15/2025	3,188,853
1,300,000	Santander Drive Auto Receivables Trust	3.78	10/15/2019	1,340,006
439,036	SLC Student Loan Trust	0.321	12/15/2021	437,982
1,253,492	SLM Student Loan Trust	0.441—0.464	3/15/2019—1/25/2023	1,250,400
5,966,666	TAL Advantage V LLC	2.83—3.51	2/22/2038—2/22/2039	5,939,271
144,321,068	WFRBS Commercial Mortgage Trust	1.573	6/15/2045	12,682,276
Total Collateral Value				157,632,961

December 31, 2014 :: Investment Portfolio :: Cash Management Portfolio :: 25

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,677,002	Aberdeen Loan Funding Ltd.	0.882	11/1/2018	3,651,039
690,000	Access Group, Inc.	0.634	7/25/2034	643,744
42,300,288	Aimco CLO	0.482	8/20/2020	42,092,778
94,385,237	ARES XI CLO Ltd.	0.512	10/11/2021	93,266,567
5,000,000	Atlas Senior Loan Fund V Ltd.	1.796	7/16/2026	4,991,139
1,009,893	BankAmerica Manufactured Housing Contract Trust	6.8	1/10/2028	1,026,651
20,361,900	Black Diamond CLO Luxembourg SA	0.483	4/29/2019	20,004,586
5,000,000	BlueMountain CLO Ltd.	1.689	7/20/2026	4,982,707
10,806,335	BlueMountain CLO III Ltd.	0.493	3/17/2021	10,693,461
5,000,000	Carlyle Global Market Strategies CLO Ltd.	1.678	7/27/2026	4,966,319
9,846,828	Carlyle High Yield Partners X Ltd.	0.446	4/19/2022	9,691,476
85,918	Chase Funding Trust	0.71–0.75	4/25/2033–11/25/2034	79,000
65,345,000	Chase Issuance Trust	0.267–2.16	2/15/2017–9/16/2024	63,095,638
1,463,760	Citigroup Mortgage Loan Trust, Inc.	0.815	8/25/2035	1,444,984
5,000,000	Clydesdale CLO Ltd.	0.612	12/19/2018	4,837,370
3,358,990	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	3,609,851
5,000,000	Galaxy XVIII CLO Ltd.	1.704	10/15/2026	4,987,864
8,000,000	HarbourView CLO	0.635	12/27/2019	7,783,237
34,517,667	Morgan Stanley Capital I Trust	1.177	6/15/2044	1,259,929
8,000,000	Nantucket CLO Ltd.	0.933	11/24/2020	7,801,101
273,000	Nelnet Student Loan Trust	0.354	4/25/2031	267,215
3,100,695	Northstar Education Finance, Inc.	0.983	10/30/2045	3,088,350
6,400,000	OZLM VI Ltd.	1.778	4/17/2026	6,382,573
990,000	Santander Drive Auto Receivables Trust	2.7	8/15/2018	1,008,411
15,649,777	SLM Private Credit Student Loan Trust	0.411–0.681	9/15/2020–9/15/2033	15,059,882
117,293	SLM Student Loan Trust	1.734	4/25/2023	120,824
5,000,000	Stone Tower CLO V Ltd.	0.659	7/16/2020	4,859,449
48,085,397	Stone Tower CLO VI Ltd.	0.448	4/17/2021	47,710,697
51,552	U.S. Education Loan Trust LLC	0.364	3/1/2025	51,535
Total Collateral Value				369,458,377

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,000,000	Aviation Capital Group Corp.	4.625	1/31/2018	5,289,354
10,852,000	Burlington Northern Santa Fe LLC	3.05	3/15/2022	10,929,055
6,246,140	Capital One Bank U.S.A. NA	3.375	2/15/2023	6,284,491
3,237,729	Citigroup, Inc.	4.3	11/20/2026	3,241,864
5,134,602	DCP Midstream Operating LP	3.25	10/1/2015	5,250,670
3,735,497	DIRECTV Holdings LLC	3.55	3/15/2015	3,797,068
115,000	Eaton Corp.	0.95	11/2/2015	114,913
8,221,247	El Paso Pipeline Partners Operating Co., LLC	5.0	10/1/2021	8,742,227
29,000	Fannie Mae Interest Strip	Zero Coupon	2/12/2016–8/1/2018	27,832
25,000	Fannie Mae Principal Strip	Zero Coupon	2/1/2019	23,213
125,847,910	FHLMC Multifamily Structured Pass Through Certificates	0.56–3.615	4/25/2020–6/25/2041	6,447,744

26 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2014

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
73,000	Financing Corp. Fico	Zero Coupon	6/6/2016–12/27/2016	72,080
1,937,000	Ford Motor Credit Co., LLC	1.7	5/9/2016	1,948,730
7,331,000	FREMF Mortgage Trust	5.238	9/25/2043	8,105,103
4,000,000	M&T Bank Corp.	6.45	12/29/2049	4,245,717
6,450,000	National Retail Properties, Inc.	3.3	4/15/2023	6,371,353
10,300,000	Ohio Edison Co.	8.25	10/15/2038	16,597,695
1,618,542	Oncor Electric Delivery Co., LLC	2.15	6/1/2019	1,607,471
1,621,097	People’s United Financial, Inc.	3.65	12/6/2022	1,636,683
10,156,162	Plains All American Pipeline LP	6.5	5/1/2018	11,610,152
13,540,180	Prudential Financial, Inc.	5.8–6.625	12/1/2037–11/16/2041	17,411,826
8,375,765	Torchmark Corp.	3.8	9/15/2022	8,723,601
11,235,000	UDR, Inc.	5.25	1/15/2015	11,522,373
5,737,000	Wells Fargo & Co.	5.375	11/2/2043	6,567,139
Total Collateral Value				146,568,354

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
388,000	Amazon.com, Inc.	0.65	11/27/2015	387,982
12,356,642	Aspen Insurance Holdings Ltd.	4.65	11/15/2023	12,894,053
2,686,000	BP Capital Markets PLC	1.846	5/5/2017	2,714,476
6,991,300	Cox Communications, Inc.	5.5	10/1/2015	7,325,135
426,658	DCP Midstream Operating LP	3.25	10/1/2015	436,303
1,176,791	El Paso Pipeline Partners Operating Co., LLC	5.0	10/1/2021	1,251,364
66,487,897	FHLMC Multifamily Structured Pass Through Certificates	1.654–2.51	11/25/2022–11/25/2040	52,797,179
19,043,000	Liberty Mutual Group, Inc.	4.25	6/15/2023	19,638,644
10,784,288	Lowe’s Companies, Inc.	5.125	11/15/2041	12,662,357
2,609,000	PNC Financial Services Group, Inc.	2.854	11/9/2022	2,567,373
3,030,000	Prudential Financial, Inc.	4.5–5.375	6/21/2020–11/16/2021	3,360,442
5,195,000	Wells Fargo & Co.	1.175–3.676	6/26/2015–6/15/2016	5,271,216
20,000	Wells Fargo Bank NA	5.6	3/15/2016	21,426
15,590,640	Willis Group Holdings PLC	5.75	3/15/2021	17,664,360
Total Collateral Value				138,992,310

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

December 31, 2014 :: Investment Portfolio :: Cash Management Portfolio :: 27

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market. The following is a summary of the inputs used as of December 31, 2014 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(i)	$—	$14,365,057,881	$—	$14,365,057,881
Closed-End Investment Company	$—	$40,000,000	$—	$40,000,000
Repurchase Agreements	—	5,234,500,000	—	5,234,500,000
Total	$—	$19,639,557,881	$—	$19,639,557,881

There have been no transfers between fair value measurement levels during the year ended December 31, 2014.

(i)  See Investment Portfolio for additional detailed categorizations.

This Page Intentionally Left Blank

Financial Statements :: Cash Management Portfolio :: 29

Statement of Assets and Liabilities
as of December 31, 2014

ASSETS
Investments in non-affiliated securities, valued at amortized cost	$14,405,057,881
Repurchase agreements, valued at amortized cost	5,234,500,000
Investments in securities, at value (cost $19,639,557,881)	19,639,557,881
Cash	274,382,081
Interest receivable	5,971,170
Other assets	289,808
TOTAL ASSETS	19,920,200,940
LIABILITIES
Accrued management fee	1,713,077
Accrued Trustees’ fees	282,964
Other accrued expenses and payables	703,926
TOTAL LIABILITIES	2,699,967
NET ASSETS, AT VALUE	$19,917,500,973

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME
Income:
Interest	$37,347,740
EXPENSES:
Management fee	25,163,568
Administration fee	5,925,263
Custodian fee	234,921
Professional fees	245,255
Reports to shareholders	19,399
Trustees’ fees and expenses	767,936
Other	489,263
Total expenses before expense reductions	32,845,605
Expense reductions	(5,288,951)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	27,556,654
NET INVESTMENT INCOME	9,791,086
Net realized gain (loss) from investments	38,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,829,468

See accompanying notes to the financial statements.

30 :: Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,791,086	$18,689,800
Net realized gain (loss)	38,382	269,542
Net increase (decrease) in net assets resulting from operations	9,829,468	18,959,342
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	177,895,822,788	203,102,122,625
Value of capital withdrawn	(178,202,393,435)	(207,716,596,936)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(306,570,647)	(4,614,474,311)
INCREASE (DECREASE) IN NET ASSETS	(296,741,179)	(4,595,514,969)
Net assets at beginning of period	20,214,242,152	24,809,757,121
Net assets at end of period	$19,917,500,973	$20,214,242,152

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 31

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	19,918	20,214	24,810	20,784	34,432
Ratio of expenses before expense reductions (%)	.17	.16	.17	.16	.17
Ratio of expenses after expense reductions (%)	.14	.14	.14	.15	.16
Ratio of net investment income (%)	.05	.08	.14	.10	.16
Total Return (%)(a),(b)	.05	.08	.14	.11	.17

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

32 :: Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2014

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2014, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and Deutsche Money Market Series (formerly DWS Money Market Series) owned approximately 5%, 5%, 4% and 84%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of December 31, 2014, the Portfolio held repurchase agreements with a gross value of $5,234,500,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been

December 31, 2014 :: Notes to Financial Statements :: Cash Management Portfolio :: 33

made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2014 through December 31, 2014, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2014, the Advisor waived a portion of its management fee aggregating $5,288,951, and the amount charged aggregated $19,874,617, which was equivalent to an annual effective rate of 0.10%.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2014, the Administration Fee was $5,925,263, of which $499,870 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2014, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,182, of which $1,809 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2014.

D. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Portfolio is required to comply with money market reforms by the specified compliance dates. As a result, the Portfolio may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Portfolio.

34 :: Cash Management Portfolio :: Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio”) at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts
February 25, 2015
PricewaterhouseCoopers LLP

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO1214

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
18	ProFund VP Mid-Cap
23	ProFund VP Small-Cap
41	ProFund VP Dow 30
46	ProFund VP NASDAQ-100
52	ProFund VP Large-Cap Value
60	ProFund VP Large-Cap Growth
68	ProFund VP Mid-Cap Value
76	ProFund VP Mid-Cap Growth
83	ProFund VP Small-Cap Value
92	ProFund VP Small-Cap Growth
100	ProFund VP Asia 30
105	ProFund VP Europe 30
110	ProFund VP International
115	ProFund VP Emerging Markets
121	ProFund VP Japan
126	ProFund VP UltraBull
136	ProFund VP UltraMid-Cap
145	ProFund VP UltraSmall-Cap
163	ProFund VP UltraNASDAQ-100
169	ProFund VP Bear
174	ProFund VP Short Mid-Cap
179	ProFund VP Short Small-Cap
184	ProFund VP Short Dow 30
189	ProFund VP Short NASDAQ-100
194	ProFund VP Short International
199	ProFund VP Short Emerging Markets
204	ProFund VP UltraShort Dow 30
209	ProFund VP UltraShort NASDAQ-100
214	ProFund VP Banks
220	ProFund VP Basic Materials
225	ProFund VP Biotechnology
230	ProFund VP Consumer Goods
236	ProFund VP Consumer Services
243	ProFund VP Financials
250	ProFund VP Health Care
256	ProFund VP Industrials
263	ProFund VP Internet
268	ProFund VP Oil & Gas
274	ProFund VP Pharmaceuticals
279	ProFund VP Precious Metals
284	ProFund VP Real Estate
290	ProFund VP Semiconductor
295	ProFund VP Technology
301	ProFund VP Telecommunications
306	ProFund VP Utilities
311	ProFund VP U.S. Government Plus
316	ProFund VP Rising Rates Opportunity
321	ProFund VP Falling U.S. Dollar
326	ProFund VP Money Market
331	Notes to Financial Statements
358	Report of Independent Registered Public Accounting Firm
359	Additional Tax Information
360	Board Approval of Investment Advisory Agreement
363	Expense Examples
367	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2014.

U.S. Equity Markets Decouple from the Rest of the World

Global equity markets posted mixed results for the 12-month period. U.S. equity markets continued to climb, with several indexes reaching new record highs. The S&P 500® gained 13.7%, The Dow® was up 10.0%, the S&P MidCap 400® rose 9.8% and the Russell 2000® Index added 4.9%.

Nine of the 10 Dow Jones U.S. Industry Indices increased during the year, many of them delivering double-digit returns. Utilities, health care and technology were the strongest performers, earning 28.1%, 25.8% and 20.0%, respectively. Oil and gas lost 9.3% as energy prices tumbled in the second half of 2014. Telecom and basic materials were weak performers, up only 2.4% and 3.4%, respectively.

Strong economic momentum helped fuel the continued rally in U.S. stock markets. GDP grew at a 5.0% seasonally adjusted annual rate in the third quarter, its strongest pace in 11 years. Consumer spending accelerated, government spending was up and job creation in 2014 was the strongest in 15 years.

Equity market performance outside the United States was a different story. The MSCI EAFE Index, which reflects developed markets outside North America, declined 4.5% on weakness in Europe and Japan. The MSCI Europe Index was down 5.7%, and Japan’s Nikkei index lost 4.2%. Emerging markets also declined, with the MSCI Emerging Markets Index losing 1.8%. Growth is down sharply or has stalled in the Eurozone’s largest economies, business optimism has plummeted and several large economies are seeing falling prices. In fact, inflation turned negative in December, the first time the Eurozone had experienced deflation since 2009. Japan is struggling to emerge from decades of stagnation. And growth in emerging markets is slowing to its lowest levels since the aftermath of the financial crisis.

The U.S. dollar gained 12.8% against the basket of major currencies that make up the U.S. Dollar Index®. This sharp rise reflects the decoupling of the U.S. economy from the economies of most of the rest of the world.

U.S. Fixed Income Markets Heat Up

U.S. fixed income markets were strong for the 12-month period. The Barclays U.S. Aggregate Bond Index® gained 6.0%, as a worldwide flight to safety boosted demand for Treasurys. The Ryan Labs 10 Year Treasury Index gained 10.8% and the Ryan Labs 30 Year Treasury Index was up an impressive 29.6%. Investment grade credit gained 8.7%, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, and high yield eked out a gain of 2.1%, as measured by the Markit iBoxx® $ Liquid High Yield Index.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk.

We appreciate the trust and confidence you have placed in us by investing in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Fifty (50) ProFunds VP (each, a “Fund” and, collectively, the “Funds”) were in existence for the entire period covered by this report.

Each of the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market seek to match, before fees and expenses, the performance of its benchmark both on a single day and over time.

All other ProFunds VP are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”) in the sense that each seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, and not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment adviser, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(1)

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than certain Classic ProFunds VP and certain Sector ProFunds VP, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of each Fund during the Fiscal Year Ended December 31, 2014(2):

Primary factors affecting Fund performance include the following: the total return of the Fund’s benchmark; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; the positive (or negative, in the case of Funds with an inverse multiple) impact of stock dividends and bond yields associated with the components of the underlying benchmark; the types of derivative contracts used by the Funds and their correlation to the relevant benchmark; fees, expenses, and transaction costs; other miscellaneous factors; and, in the case of the Geared Funds, the volatility of the Fund’s benchmark.

•             Benchmark Performance and Tracking: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving Fund performance.(3)

•            Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (i.e., 1.25x or 2x), the inverse (i.e.,-1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause results for periods longer than a single day to be worse than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large positive or large negative benchmark returns), Fund performance over longer periods can be better than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) interest and dividends paid with respect to the securities in the

(1)    A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has an investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index.

(2)    Past performance is not a guarantee of future results.

(3)    Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds. Performance for each Fund will generally differ from a Fund’s index performance.

Management Discussion of Fund Performance (unaudited) :: 5

benchmark. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets decreased from a year ago. The volatility for the S&P 500 for the year ended December 31, 2014, was 11.39%, which was higher than the prior year’s volatility of 11.07%. The volatility of each Geared Fund benchmark is shown below.

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	30.67%
Dow Jones U.S. Biotechnology Index	24.63%
Nikkei 225 Stock Average	20.30%
Dow Jones Internet Composite Index	20.24%
Dow Jones U.S. Oil & Gas Index	18.77%
Dow Jones U.S. Semiconductors Index	18.63%
BNY Mellon Emerging Markets 50 ADR Index	17.42%
S&P SmallCap 600 Growth Index	16.57%
Russell 2000® Index	16.33%
ProFunds Asia 30 Index®	16.11%
Dow Jones U.S. Banks Index	15.09%
Dow Jones U.S. Health Care Index	14.56%
Dow Jones U.S. Basic Materials Index	14.54%
S&P MidCap 400 Growth Index	14.22%
S&P SmallCap 600 Value Index	14.16%
NASDAQ-100® Index	14.09%
Dow Jones U.S. Technology Index	14.05%
Dow Jones U.S. Industrials Index	13.57%
Dow Jones U.S. Pharmaceuticals Index	13.48%
ProFunds Europe 30 Index®	13.33%
Dow Jones U.S. Utilities Index	13.30%
S&P MidCap 400®	13.03%
Dow Jones U.S. Telecommunications Index	12.95%
Dow Jones U.S. Consumer Services Index	12.61%
S&P 500 Growth Index	12.41%
Dow Jones U.S. Financials Index	12.29%
S&P MidCap 400 Value Index	12.02%
S&P 500®	11.39%
Dow Jones Industrial Average	10.91%
Ryan Labs 30 Year Treasury Index	10.68%
S&P 500 Value Index	10.64%
Dow Jones U.S. Real Estate Index	10.21%
Dow Jones U.S. Consumer Goods Index	10.19%
MSCI EAFE Index	9.85%
U.S. Dollar Index	5.02%

6 :: Management Discussion of Fund Performance (unaudited)

•             Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contacts was impacted by financing costs associated with the use of those derivatives. Financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 0.13% to 0.14% during the fiscal year. The one-month LIBOR ended the fiscal year at the same level it began, at 0.17%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•            Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying benchmark was positively impacted by capturing the dividend or income yield associated with the underlying benchmark (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying benchmark was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the benchmark.

•            Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratios. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmarks.

•            Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its underlying benchmark. Certain Funds may obtain exposure to only a representative sample of the securities of its benchmark and may not have investment exposure to all securities of its benchmark or may have weightings that are different from that of its benchmark. In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Over the period, no funds were materially impacted (lower than 0.99 correlation) due to ETF swaps.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 11.47%. For the same period, the Index had a total return of 13.69%(1) and a volatility of 11.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	11.47%	13.15%	5.68%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	8%
Swap Agreements	33%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.1%
Exxon Mobil Corp.	1.3%
Microsoft Corp.	1.3%
Google, Inc.	1.0%
Johnson & Johnson	1.0%

S&P 500 — Composition

% of Index
Consumer, Non-Cyclical	24%
Financial	17%
Technology	14%
Communications	11%
Industrial	10%
Consumer, Cyclical	10%
Energy	8%
Utilities	3%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (59.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	3,328	$546,857
Abbott Laboratories (Pharmaceuticals)	7,872	354,397
AbbVie, Inc. (Pharmaceuticals)	8,320	544,461
Accenture PLC—Class A (Computers)	3,264	291,508
ACE, Ltd. (Insurance)	1,728	198,513
Actavis PLC* (Pharmaceuticals)	1,408	362,433
Adobe Systems, Inc.* (Software)	2,496	181,459
Aetna, Inc. (Healthcare-Services)	1,856	164,869
Affiliated Managers Group, Inc.* (Diversified Financial Services)	320	67,917
AFLAC, Inc. (Insurance)	2,368	144,661
Agilent Technologies, Inc. (Electronics)	1,728	70,744
AGL Resources, Inc. (Gas)	640	34,886
Air Products & Chemicals, Inc. (Chemicals)	1,024	147,692
Airgas, Inc. (Chemicals)	384	44,229
Akamai Technologies, Inc.* (Software)	960	60,442
Alcoa, Inc. (Mining)	6,144	97,014
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,024	189,471
Allegheny Technologies, Inc. (Iron/Steel)	576	20,028
Allegion PLC (Electronics)	512	28,396
Allergan, Inc. (Pharmaceuticals)	1,536	326,538
Alliance Data Systems Corp.* (Advertising)	320	91,536
Allstate Corp. (Insurance)	2,176	152,864
Altera Corp. (Semiconductors)	1,600	59,104
Altria Group, Inc. (Agriculture)	10,368	510,831
Amazon.com, Inc.* (Internet)	1,984	615,735
Ameren Corp. (Electric)	1,280	59,046
American Electric Power, Inc. (Electric)	2,560	155,443
American Express Co. (Diversified Financial Services)	4,672	434,684
American International Group, Inc. (Insurance)	7,360	412,233
American Tower Corp. (REIT)	2,048	202,444
Ameriprise Financial, Inc. (Diversified Financial Services)	960	126,960
AmerisourceBergen Corp. (Pharmaceuticals)	1,088	98,094
Ametek, Inc. (Electrical Components & Equipment)	1,280	67,366
Amgen, Inc. (Biotechnology)	3,968	632,063
Amphenol Corp.—Class A (Electronics)	1,600	86,096
Anadarko Petroleum Corp. (Oil & Gas)	2,624	216,480
Analog Devices, Inc. (Semiconductors)	1,600	88,832
Anthem, Inc. (Healthcare-Services)	1,408	176,943
Aon PLC (Insurance)	1,472	139,590
Apache Corp. (Oil & Gas)	1,984	124,337
Apartment Investment & Management Co.—Class A (REIT)	768	28,531
Apple Computer, Inc. (Computers)	30,720	3,390,873
Applied Materials, Inc. (Semiconductors)	6,400	159,488
Archer-Daniels-Midland Co. (Agriculture)	3,392	176,384
Assurant, Inc. (Insurance)	384	26,277
AT&T, Inc. (Telecommunications)	27,136	911,498
Autodesk, Inc.* (Software)	1,216	73,033
Automatic Data Processing, Inc. (Commercial Services)	2,496	208,092
AutoNation, Inc.* (Retail)	384	23,197
AutoZone, Inc.* (Retail)	192	118,869
Avago Technologies, Ltd. (Semiconductors)	1,344	135,193
AvalonBay Communities, Inc. (REIT)	704	115,027
Avery Dennison Corp. (Household Products/Wares)	448	23,242
Avon Products, Inc. (Cosmetics/Personal Care)	2,304	21,635
Baker Hughes, Inc. (Oil & Gas Services)	2,240	125,597
Ball Corp. (Packaging & Containers)	704	47,991
Bank of America Corp. (Banks)	55,040	984,665
Bank of New York Mellon Corp. (Banks)	5,888	238,876
Bard (C.R.), Inc. (Healthcare-Products)	384	63,982
Baxter International, Inc. (Healthcare-Products)	2,816	206,385
BB&T Corp. (Banks)	3,776	146,849
Becton, Dickinson & Co. (Healthcare-Products)	1,024	142,500
Bed Bath & Beyond, Inc.* (Retail)	960	73,123
Berkshire Hathaway, Inc.*—Class B (Insurance)	9,536	1,431,829
Best Buy Co., Inc. (Retail)	1,536	59,873
Biogen Idec, Inc.* (Biotechnology)	1,216	412,771
BlackRock, Inc. (Diversified Financial Services)	640	228,838
Boeing Co. (Aerospace/Defense)	3,456	449,211
BorgWarner, Inc. (Auto Parts & Equipment)	1,216	66,819
Boston Properties, Inc. (REIT)	832	107,070
Boston Scientific Corp.* (Healthcare-Products)	6,976	92,432
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,704	513,797
Broadcom Corp.—Class A (Semiconductors)	2,816	122,017
Brown-Forman Corp.—Class B (Beverages)	832	73,083
C.H. Robinson Worldwide, Inc. (Transportation)	768	57,516
CA, Inc. (Software)	1,664	50,669
Cablevision Systems Corp. NY—Class A (Media)	1,152	23,777
Cabot Oil & Gas Corp. (Oil & Gas)	2,176	64,431
Cameron International Corp.* (Oil & Gas Services)	1,024	51,149
Campbell Soup Co. (Food)	960	42,240
Capital One Financial Corp. (Banks)	2,880	237,744
Cardinal Health, Inc. (Pharmaceuticals)	1,728	139,501
CareFusion Corp.* (Healthcare-Products)	1,088	64,562
CarMax, Inc.* (Retail)	1,152	76,700
Carnival Corp.—Class A (Leisure Time)	2,368	107,342
Caterpillar, Inc. (Machinery-Construction & Mining)	3,200	292,896
CBRE Group, Inc.*—Class A (Real Estate)	1,472	50,416
CBS Corp.—Class B (Media)	2,496	138,129
Celgene Corp.* (Biotechnology)	4,160	465,338
CenterPoint Energy, Inc. (Gas)	2,240	52,483
CenturyLink, Inc. (Telecommunications)	3,008	119,057
Cerner Corp.* (Software)	1,600	103,456
CF Industries Holdings, Inc. (Chemicals)	256	69,770
Chesapeake Energy Corp. (Oil & Gas)	2,688	52,604
Chevron Corp. (Oil & Gas)	9,920	1,112,826
Chipotle Mexican Grill, Inc.* (Retail)	192	131,426
CIGNA Corp. (Healthcare-Services)	1,344	138,311
Cimarex Energy Co. (Oil & Gas)	448	47,488
Cincinnati Financial Corp. (Insurance)	768	39,805
Cintas Corp. (Commercial Services)	512	40,161
Cisco Systems, Inc. (Telecommunications)	26,752	744,107

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Citigroup, Inc. (Banks)	15,872	$858,834
Citrix Systems, Inc.* (Software)	832	53,082
Clorox Co. (Household Products/Wares)	704	73,364
CME Group, Inc. (Diversified Financial Services)	1,664	147,514
CMS Energy Corp. (Electric)	1,472	51,152
Coach, Inc. (Retail)	1,472	55,288
Coca-Cola Co. (Beverages)	20,672	872,772
Coca-Cola Enterprises, Inc. (Beverages)	1,152	50,941
Cognizant Technology Solutions Corp.* (Computers)	3,200	168,512
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,480	309,971
Comcast Corp.—Class A (Media)	13,504	783,366
Comerica, Inc. (Banks)	960	44,966
Computer Sciences Corp. (Computers)	704	44,387
ConAgra Foods, Inc. (Food)	2,240	81,267
ConocoPhillips (Oil & Gas)	6,464	446,404
CONSOL Energy, Inc. (Coal)	1,216	41,113
Consolidated Edison, Inc. (Electric)	1,536	101,391
Constellation Brands, Inc.* (Beverages)	896	87,960
Corning, Inc. (Electronics)	6,720	154,090
Costco Wholesale Corp. (Retail)	2,304	326,592
Covidien PLC (Healthcare-Products)	2,368	242,199
Crown Castle International Corp. (REIT)	1,728	135,994
CSX Corp. (Transportation)	5,184	187,816
Cummins, Inc. (Machinery-Diversified)	896	129,176
CVS Caremark Corp. (Retail)	6,016	579,401
D.R. Horton, Inc. (Home Builders)	1,728	43,701
Danaher Corp. (Miscellaneous Manufacturing)	3,200	274,272
Darden Restaurants, Inc. (Retail)	704	41,276
DaVita, Inc.* (Healthcare-Services)	896	67,863
Deere & Co. (Machinery-Diversified)	1,856	164,201
Delphi Automotive PLC (Auto Parts & Equipment)	1,536	111,698
Delta Air Lines, Inc. (Airlines)	4,352	214,075
Denbury Resources, Inc. (Oil & Gas)	1,856	15,089
DENTSPLY International, Inc. (Healthcare-Products)	768	40,911
Devon Energy Corp. (Oil & Gas)	1,984	121,441
Diamond Offshore Drilling, Inc. (Oil & Gas)	320	11,747
DIRECTV*—Class A (Media)	2,624	227,501
Discover Financial Services (Diversified Financial Services)	2,368	155,080
Discovery Communications, Inc.*—Class C (Media)	1,408	47,478
Discovery Communications, Inc.*—Class A (Media)	768	26,458
Dollar General Corp.* (Retail)	1,600	113,120
Dollar Tree, Inc.* (Retail)	1,088	76,573
Dominion Resources, Inc. (Electric)	3,072	236,238
Dover Corp. (Miscellaneous Manufacturing)	896	64,261
Dr. Pepper Snapple Group, Inc. (Beverages)	1,024	73,400
DTE Energy Co. (Electric)	896	77,388
Duke Energy Corp. (Electric)	3,712	310,101
Dun & Bradstreet Corp. (Software)	192	23,224
E*TRADE Financial Corp.* (Diversified Financial Services)	1,536	37,256
E.I. du Pont de Nemours & Co. (Chemicals)	4,736	350,180
Eastman Chemical Co. (Chemicals)	768	58,260
Eaton Corp. (Miscellaneous Manufacturing)	2,496	169,628
eBay, Inc.* (Internet)	5,888	330,434
Ecolab, Inc. (Chemicals)	1,408	147,164
Edison International (Electric)	1,728	113,149
Edwards Lifesciences Corp.* (Healthcare-Products)	576	73,371
Electronic Arts, Inc.* (Software)	1,600	75,224
Eli Lilly & Co. (Pharmaceuticals)	5,120	353,229
EMC Corp. (Computers)	10,624	315,958
Emerson Electric Co. (Electrical Components & Equipment)	3,648	225,191
Ensco PLCADR—Class A (Oil & Gas)	1,216	36,419
Entergy Corp. (Electric)	960	83,981
EOG Resources, Inc. (Oil & Gas)	2,880	265,162
EQT Corp. (Oil & Gas)	768	58,138
Equifax, Inc. (Commercial Services)	640	51,757
Equity Residential (REIT)	1,920	137,933
Essex Property Trust, Inc. (REIT)	320	66,112
Exelon Corp. (Electric)	4,480	166,118
Expedia, Inc. (Internet)	512	43,704
Expeditors International of Washington, Inc. (Transportation)	1,024	45,681
Express Scripts Holding Co.* (Pharmaceuticals)	3,840	325,133
Exxon Mobil Corp. (Oil & Gas)	22,144	2,047,213
F5 Networks, Inc.* (Internet)	384	50,099
Facebook, Inc.*—Class A (Internet)	10,944	853,852
Family Dollar Stores, Inc. (Retail)	512	40,556
Fastenal Co. (Distribution/Wholesale)	1,408	66,964
FedEx Corp. (Transportation)	1,408	244,513
Fidelity National Information Services, Inc. (Software)	1,472	91,558
Fifth Third Bancorp (Banks)	4,288	87,368
First Horizon National Corp. (Banks)	1	8
First Solar, Inc.* (Semiconductors)	384	17,124
FirstEnergy Corp. (Electric)	2,176	84,842
Fiserv, Inc.* (Software)	1,280	90,842
FLIR Systems, Inc. (Electronics)	768	24,814
Flowserve Corp. (Machinery-Diversified)	704	42,120
Fluor Corp. (Engineering & Construction)	832	50,444
FMC Corp. (Chemicals)	704	40,149
FMC Technologies, Inc.* (Oil & Gas Services)	1,216	56,957
Ford Motor Co. (Auto Manufacturers)	20,160	312,480
Fossil Group, Inc.* (Distribution/Wholesale)	256	28,349
Franklin Resources, Inc. (Diversified Financial Services)	2,048	113,398
Freeport-McMoRan Copper & Gold, Inc. (Mining)	5,440	127,078
Frontier Communications Corp. (Telecommunications)	5,248	35,004
GameStop Corp.—Class A (Retail)	576	19,469
Gannett Co., Inc. (Media)	1,152	36,783
Garmin, Ltd. (Electronics)	640	33,811
General Dynamics Corp. (Aerospace/Defense)	1,664	229,000
General Electric Co. (Miscellaneous Manufacturing)	52,608	1,329,405
General Growth Properties, Inc. (REIT)	3,264	91,816
General Mills, Inc. (Food)	3,136	167,243
General Motors Co. (Auto Manufacturers)	7,040	245,766
Genuine Parts Co. (Distribution/Wholesale)	832	88,667
Genworth Financial, Inc.*—Class A (Insurance)	2,624	22,304
Gilead Sciences, Inc.* (Biotechnology)	7,872	742,014
Google, Inc.*—Class C (Internet)	1,472	774,861
Google, Inc.*—Class A (Internet)	1,472	781,131
H & R Block, Inc. (Commercial Services)	1,472	49,577
Halliburton Co. (Oil & Gas Services)	4,416	173,681
Harley-Davidson, Inc. (Leisure Time)	1,152	75,928
Harman International Industries, Inc. (Home Furnishings)	384	40,977

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
Harris Corp. (Telecommunications)	576	$41,368
Hartford Financial Services Group, Inc. (Insurance)	2,240	93,386
Hasbro, Inc. (Toys/Games/Hobbies)	576	31,674
HCP, Inc. (REIT)	2,432	107,081
Health Care REIT, Inc. (REIT)	1,728	130,758
Helmerich & Payne, Inc. (Oil & Gas)	576	38,834
Hess Corp. (Oil & Gas)	1,344	99,214
Hewlett-Packard Co. (Computers)	9,792	392,953
Honeywell International, Inc. (Electronics)	4,096	409,272
Hormel Foods Corp. (Food)	704	36,678
Hospira, Inc.* (Healthcare-Products)	896	54,880
Host Hotels & Resorts, Inc. (REIT)	3,968	94,319
Hudson City Bancorp, Inc. (Savings & Loans)	2,496	25,260
Humana, Inc. (Healthcare-Services)	832	119,500
Huntington Bancshares, Inc. (Banks)	4,288	45,110
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,856	175,763
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,408	89,253
Integrys Energy Group, Inc. (Electric)	448	34,877
Intel Corp. (Semiconductors)	25,344	919,735
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	576	126,311
International Business Machines Corp. (Computers)	4,800	770,112
International Flavors & Fragrances, Inc. (Chemicals)	448	45,409
International Paper Co. (Forest Products & Paper)	2,240	120,020
Intuit, Inc. (Software)	1,472	135,704
Intuitive Surgical, Inc.* (Healthcare-Products)	192	101,556
Invesco, Ltd. (Diversified Financial Services)	2,240	88,525
Iron Mountain, Inc. (REIT)	960	37,114
J.P. Morgan Chase & Co. (Banks)	19,584	1,225,566
Jacobs Engineering Group, Inc.* (Engineering & Construction)	704	31,462
Johnson & Johnson (Pharmaceuticals)	14,656	1,532,579
Johnson Controls, Inc. (Auto Parts & Equipment)	3,520	170,157
Joy Global, Inc. (Machinery-Construction & Mining)	512	23,818
Juniper Networks, Inc. (Telecommunications)	1,984	44,283
Kansas City Southern Industries, Inc. (Transportation)	576	70,289
Kellogg Co. (Food)	1,344	87,951
Keurig Green Mountain, Inc. (Beverages)	640	84,733
KeyCorp (Banks)	4,544	63,162
Kimberly-Clark Corp. (Household Products/Wares)	1,920	221,837
Kimco Realty Corp. (REIT)	2,176	54,705
Kinder Morgan, Inc. (Pipelines)	8,896	376,390
KLA-Tencor Corp. (Semiconductors)	832	58,506
Kohls Corp. (Retail)	1,088	66,412
Kraft Foods Group, Inc. (Food)	3,072	192,492
Kroger Co. (Food)	2,560	164,378
L Brands, Inc. (Retail)	1,280	110,784
L-3 Communications Holdings, Inc. (Aerospace/Defense)	448	56,542
Laboratory Corp. of America Holdings* (Healthcare-Services)	448	48,339
Lam Research Corp. (Semiconductors)	832	66,011
Legg Mason, Inc. (Diversified Financial Services)	512	27,325
Leggett & Platt, Inc. (Home Furnishings)	704	29,997
Lennar Corp.—Class A (Home Builders)	960	43,018
Leucadia National Corp. (Holding Companies-Diversified)	1,664	37,307
Level 3 Communications, Inc.* (Telecommunications)	1,472	72,687
Lincoln National Corp. (Insurance)	1,344	77,508
Linear Technology Corp. (Semiconductors)	1,280	58,368
Lockheed Martin Corp. (Aerospace/Defense)	1,408	271,139
Loews Corp. (Insurance)	1,536	64,543
Lorillard, Inc. (Agriculture)	1,856	116,817
Lowe’s Cos., Inc. (Retail)	5,120	352,256
LyondellBasell Industries N.V.—Class A (Chemicals)	2,176	172,752
M&T Bank Corp. (Banks)	704	88,436
Macy’s, Inc. (Retail)	1,792	117,824
Mallinckrodt PLC* (Pharmaceuticals)	640	63,379
Marathon Oil Corp. (Oil & Gas)	3,520	99,581
Marathon Petroleum Corp. (Oil & Gas)	1,472	132,863
Marriott International, Inc.—Class A (Lodging)	1,089	84,963
Marsh & McLennan Cos., Inc. (Insurance)	2,816	161,188
Martin Marietta Materials (Building Materials)	320	35,302
Masco Corp. (Building Materials)	1,856	46,771
MasterCard, Inc.—Class A (Commercial Services)	5,120	441,139
Mattel, Inc. (Toys/Games/Hobbies)	1,792	55,454
McCormick & Co., Inc. (Food)	704	52,307
McDonald’s Corp. (Retail)	5,120	479,744
McGraw Hill Financial, Inc. (Commercial Services)	1,408	125,284
McKesson Corp. (Pharmaceuticals)	1,216	252,417
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,088	109,388
MeadWestvaco Corp. (Forest Products & Paper)	896	39,773
Medtronic, Inc. (Healthcare-Products)	5,184	374,285
Merck & Co., Inc. (Pharmaceuticals)	14,912	846,852
MetLife, Inc. (Insurance)	5,952	321,944
Michael Kors Holdings, Ltd.* (Apparel)	1,088	81,709
Microchip Technology, Inc. (Semiconductors)	1,024	46,193
Micron Technology, Inc.* (Semiconductors)	5,632	197,176
Microsoft Corp. (Software)	43,136	2,003,667
Mohawk Industries, Inc.* (Textiles)	320	49,715
Molson Coors Brewing Co.—Class B (Beverages)	832	62,001
Mondelez International, Inc.—Class A (Food)	8,768	318,497
Monsanto Co. (Chemicals)	2,560	305,843
Monster Beverage Corp.* (Beverages)	768	83,213
Moody’s Corp. (Commercial Services)	960	91,978
Morgan Stanley Dean Witter & Co. (Banks)	8,000	310,400
Motorola Solutions, Inc. (Telecommunications)	1,088	72,983
Murphy Oil Corp. (Oil & Gas)	896	45,266
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,984	111,838
Nabors Industries, Ltd. (Oil & Gas)	1,536	19,937
NASDAQ Stock Market, Inc. (Diversified Financial Services)	640	30,694
National Oilwell Varco, Inc. (Oil & Gas Services)	2,240	146,787
Navient Corp. (Diversified Financial Services)	2,176	47,023
Neilsen Holdings N.V. (Media)	1,728	77,293
NetApp, Inc. (Computers)	1,664	68,973
Netflix, Inc.* (Internet)	320	109,315
Newell Rubbermaid, Inc. (Housewares)	1,408	53,631
Newfield Exploration Co.* (Oil & Gas)	704	19,092
Newmont Mining Corp. (Mining)	2,624	49,594
News Corp.*—Class A (Media)	2,624	41,171

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
NextEra Energy, Inc. (Electric)	2,304	$244,892
NIKE, Inc.—Class B (Apparel)	3,648	350,755
NiSource, Inc. (Gas)	1,664	70,587
Noble Corp. (Oil & Gas)	1,344	22,270
Noble Energy, Inc. (Oil & Gas)	1,856	88,030
Nordstrom, Inc. (Retail)	768	60,972
Norfolk Southern Corp. (Transportation)	1,600	175,376
Northeast Utilities System (Electric)	1,664	89,057
Northern Trust Corp. (Banks)	1,152	77,645
Northrop Grumman Corp. (Aerospace/Defense)	1,088	160,360
NRG Energy, Inc. (Electric)	1,792	48,294
Nucor Corp. (Iron/Steel)	1,664	81,619
NVIDIA Corp. (Semiconductors)	2,688	53,894
Occidental Petroleum Corp. (Oil & Gas)	4,032	325,020
Omnicom Group, Inc. (Advertising)	1,280	99,161
ONEOK, Inc. (Pipelines)	1,088	54,172
Oracle Corp. (Software)	16,960	762,691
O’Reilly Automotive, Inc.* (Retail)	512	98,621
Owens-Illinois, Inc.* (Packaging & Containers)	832	22,456
PACCAR, Inc. (Auto Manufacturers)	1,856	126,227
Pall Corp. (Miscellaneous Manufacturing)	576	58,297
Parker Hannifin Corp. (Miscellaneous Manufacturing)	768	99,034
Patterson Cos., Inc. (Healthcare-Products)	448	21,549
Paychex, Inc. (Software)	1,728	79,782
Pentair PLC (Miscellaneous Manufacturing)	960	63,763
People’s United Financial, Inc. (Savings & Loans)	1,600	24,288
Pepco Holdings, Inc. (Electric)	1,344	36,194
PepsiCo, Inc. (Beverages)	7,808	738,324
PerkinElmer, Inc. (Electronics)	576	25,188
Perrigo Co. PLC (Pharmaceuticals)	768	128,379
PetSmart, Inc. (Retail)	512	41,623
Pfizer, Inc. (Pharmaceuticals)	32,960	1,026,704
PG&E Corp. (Electric)	2,496	132,887
Philip Morris International, Inc. (Agriculture)	8,128	662,026
Phillips 66 (Oil & Gas)	2,880	206,496
Pinnacle West Capital Corp. (Electric)	576	39,347
Pioneer Natural Resources Co. (Oil & Gas)	768	114,317
Pitney Bowes, Inc. (Office/Business Equipment)	1,024	24,955
Plum Creek Timber Co., Inc. (REIT)	896	38,340
PNC Financial Services Group (Banks)	2,752	251,065
PPG Industries, Inc. (Chemicals)	704	162,730
PPL Corp. (Electric)	3,456	125,556
Praxair, Inc. (Chemicals)	1,536	199,004
Precision Castparts Corp. (Metal Fabricate/Hardware)	768	184,996
Priceline.com, Inc.* (Internet)	256	291,894
Principal Financial Group, Inc. (Insurance)	1,408	73,132
Procter & Gamble Co. (Cosmetics/Personal Care)	14,144	1,288,377
Progressive Corp. (Insurance)	2,816	76,004
Prologis, Inc. (REIT)	2,624	112,911
Prudential Financial, Inc. (Insurance)	2,368	214,209
Public Service Enterprise Group, Inc. (Electric)	2,624	108,660
Public Storage, Inc. (REIT)	768	141,965
PulteGroup, Inc. (Home Builders)	1,728	37,083
PVH Corp. (Retail)	448	57,420
QEP Resources, Inc. (Oil & Gas)	896	18,117
Qualcomm, Inc. (Semiconductors)	8,704	646,968
Quanta Services, Inc.* (Commercial Services)	1,152	32,705
Quest Diagnostics, Inc. (Healthcare-Services)	768	51,502
Ralph Lauren Corp. (Apparel)	320	59,251
Range Resources Corp. (Oil & Gas)	896	47,891
Raytheon Co. (Aerospace/Defense)	1,600	173,072
Red Hat, Inc.* (Software)	960	66,374
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	384	157,536
Regions Financial Corp. (Banks)	7,232	76,370
Republic Services, Inc. (Environmental Control)	1,344	54,096
Reynolds American, Inc. (Agriculture)	1,600	102,832
Robert Half International, Inc. (Commercial Services)	704	41,100
Rockwell Automation, Inc. (Machinery-Diversified)	704	78,285
Rockwell Collins, Inc. (Aerospace/Defense)	704	59,474
Roper Industries, Inc. (Machinery-Diversified)	512	80,051
Ross Stores, Inc. (Retail)	1,088	102,555
Royal Caribbean Cruises, Ltd. (Leisure Time)	896	73,857
Ryder System, Inc. (Transportation)	256	23,770
Safeway, Inc. (Food)	1,216	42,706
Salesforce.com, Inc.* (Software)	3,072	182,200
SanDisk Corp. (Computers)	1,152	112,873
SCANA Corp. (Electric)	768	46,387
Schlumberger, Ltd. (Oil & Gas Services)	6,720	573,956
Scripps Networks Interactive—Class A (Media)	512	38,538
Seagate Technology PLC (Computers)	1,728	114,912
Sealed Air Corp. (Packaging & Containers)	1,088	46,164
Sempra Energy (Gas)	1,216	135,414
Sherwin-Williams Co. (Chemicals)	448	117,842
Sigma-Aldrich Corp. (Chemicals)	640	87,853
Simon Property Group, Inc. (REIT)	1,600	291,375
Snap-on, Inc. (Hand/Machine Tools)	320	43,757
Southern Co. (Electric)	4,736	232,586
Southwest Airlines Co. (Airlines)	3,584	151,675
Southwestern Energy Co.* (Oil & Gas)	1,856	50,650
Spectra Energy Corp. (Pipelines)	3,520	127,776
St. Jude Medical, Inc. (Healthcare-Products)	1,472	95,724
Stanley Black & Decker, Inc. (Hand/Machine Tools)	832	79,939
Staples, Inc. (Retail)	3,328	60,303
Starbucks Corp. (Retail)	3,904	320,323
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	960	77,828
State Street Corp. (Banks)	2,176	170,816
Stericycle, Inc.* (Environmental Control)	448	58,724
Stryker Corp. (Healthcare-Products)	1,536	144,891
SunTrust Banks, Inc. (Banks)	2,752	115,309
Symantec Corp. (Internet)	3,584	91,948
Sysco Corp. (Food)	3,072	121,928
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,344	115,396
Target Corp. (Retail)	3,328	252,628
TE Connectivity, Ltd. (Electronics)	2,112	133,584
TECO Energy, Inc. (Electric)	1,216	24,916
Tenet Healthcare Corp.* (Healthcare-Services)	512	25,943
Teradata Corp.* (Computers)	832	36,342
Tesoro Petroleum Corp. (Oil & Gas)	640	47,584
Texas Instruments, Inc. (Semiconductors)	5,504	294,271
Textron, Inc. (Miscellaneous Manufacturing)	1,472	61,986
The ADT Corp. (Commercial Services)	896	32,462
The AES Corp. (Electric)	3,456	47,589
The Charles Schwab Corp. (Diversified Financial Services)	6,016	181,623
The Chubb Corp. (Insurance)	1,216	125,820
The Dow Chemical Co. (Chemicals)	5,824	265,633
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,152	87,782

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
The Gap, Inc. (Retail)	1,408	$59,291
The Goldman Sachs Group, Inc. (Banks)	2,112	409,369
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,408	40,227
The Hershey Co. (Food)	768	79,818
The Home Depot, Inc. (Retail)	6,912	725,553
The Interpublic Group of Cos., Inc. (Advertising)	2,176	45,196
The JM Smucker Co.—Class A (Food)	512	51,702
The Macerich Co. (REIT)	768	64,059
The Mosaic Co. (Chemicals)	1,664	75,962
The Travelers Cos., Inc. (Insurance)	1,728	182,909
The Williams Cos., Inc. (Pipelines)	3,520	158,189
Thermo Fisher Scientific, Inc. (Electronics)	2,112	264,613
Tiffany & Co. (Retail)	576	61,551
Time Warner Cable, Inc. (Media)	1,472	223,832
Time Warner, Inc. (Media)	4,416	377,215
TJX Cos., Inc. (Retail)	3,584	245,791
Torchmark Corp. (Insurance)	704	38,136
Total System Services, Inc. (Commercial Services)	896	30,428
Tractor Supply Co. (Retail)	704	55,489
Transocean, Ltd. (Oil & Gas)	1,792	32,847
TripAdvisor, Inc.* (Internet)	576	43,004
Twenty-First Century Fox, Inc.—Class A (Media)	9,728	373,604
Tyco International PLC (Commercial Services)	2,176	95,439
Tyson Foods, Inc.—Class A (Food)	1,536	61,578
U.S. Bancorp (Banks)	9,344	420,013
Under Armour, Inc.*—Class A (Apparel)	896	60,838
Union Pacific Corp. (Transportation)	4,672	556,575
United Parcel Service, Inc.—Class B (Transportation)	3,648	405,548
United Rentals, Inc.* (Commercial Services)	512	52,229
United Technologies Corp. (Aerospace/Defense)	4,416	507,839
UnitedHealth Group, Inc. (Healthcare-Services)	5,056	511,112
Universal Health Services, Inc.—Class B (Healthcare-Services)	448	49,844
UnumProvident Corp. (Insurance)	1,344	46,879
Urban Outfitters, Inc.* (Retail)	512	17,987
V.F. Corp. (Apparel)	1,792	134,221
Valero Energy Corp. (Oil & Gas)	2,752	136,224
Varian Medical Systems, Inc.* (Healthcare-Products)	512	44,293
Ventas, Inc. (REIT)	1,536	110,131
VeriSign, Inc.* (Internet)	576	32,832
Verizon Communications, Inc. (Telecommunications)	21,760	1,017,933
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,280	152,064
Viacom, Inc.—Class B (Media)	1,920	144,480
Visa, Inc.—Class A (Diversified Financial Services)	2,560	671,232
Vornado Realty Trust (REIT)	896	105,468
Vulcan Materials Co. (Building Materials)	704	46,274
W.W. Grainger, Inc. (Distribution/Wholesale)	320	81,565
Walgreens Boots Alliance, Inc. (Retail)	4,544	346,253
Wal-Mart Stores, Inc. (Retail)	8,256	709,025
Walt Disney Co. (Media)	8,192	771,604
Waste Management, Inc. (Environmental Control)	2,240	114,957
Waters Corp.* (Electronics)	448	50,499
Wells Fargo & Co. (Banks)	24,704	1,354,272
Western Digital Corp. (Computers)	1,152	127,526
Western Union Co. (Commercial Services)	2,752	49,288
Weyerhaeuser Co. (REIT)	2,752	98,769
Whirlpool Corp. (Home Furnishings)	384	74,396
Whole Foods Market, Inc. (Food)	1,856	93,580
Windstream Holdings, Inc. (Telecommunications)	3,136	25,841
Wisconsin Energy Corp. (Electric)	1,152	60,756
Wyndham Worldwide Corp. (Lodging)	640	54,886
Wynn Resorts, Ltd. (Lodging)	448	66,644
Xcel Energy, Inc. (Electric)	2,624	94,254
Xerox Corp. (Office/Business Equipment)	5,632	78,060
Xilinx, Inc. (Semiconductors)	1,408	60,952
XL Group PLC (Insurance)	1,344	46,193
Xylem, Inc. (Machinery-Diversified)	960	36,547
Yahoo!, Inc.* (Internet)	4,608	232,750
YUM! Brands, Inc. (Retail)	2,304	167,846
Zimmer Holdings, Inc. (Healthcare-Products)	896	101,624
Zions Bancorp (Banks)	1,088	31,019
Zoetis, Inc. (Pharmaceuticals)	2,624	112,911
TOTAL COMMON STOCKS (Cost $62,469,156)		95,527,999

Repurchase Agreements(a)(b) (31.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $50,102,081	$50,102,000	$50,102,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,102,000)		50,102,000
TOTAL INVESTMENT SECURITIES (Cost $112,571,156)—91.2%		145,629,999
Net other assets (liabilities)—8.8%		14,027,136
NET ASSETS—100.0%		$159,657,135

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $5,529,000.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

14 :: ProFund VP Bull :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	118	3/23/15	$12,108,275	$235,672

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/15	0.84%	$25,887,979	$(244,387)
S&P 500	UBS AG	1/27/15	0.49%	26,381,309	(443,770)
				$52,269,288	$(688,157)

^	Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Bull invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$235,893	0.2%
Aerospace/Defense	1,906,637	1.2%
Agriculture	1,568,890	1.0%
Airlines	365,750	0.2%
Apparel	686,774	0.4%
Auto Manufacturers	684,473	0.5%
Auto Parts & Equipment	388,901	0.3%
Banks	7,237,862	4.6%
Beverages	2,126,427	1.3%
Biotechnology	2,751,257	1.7%
Building Materials	128,347	0.1%
Chemicals	2,290,472	1.4%
Coal	41,113	NM
Commercial Services	1,341,639	0.9%
Computers	5,834,929	3.7%
Cosmetics/Personal Care	1,707,765	1.1%
Distribution/Wholesale	265,545	0.2%
Diversified Financial Services	2,599,776	1.6%
Electric	2,805,101	1.8%
Electrical Components & Equipment	292,557	0.2%
Electronics	1,281,107	0.8%
Engineering & Construction	81,906	0.1%
Environmental Control	227,777	0.1%
Food	1,594,365	1.0%
Forest Products & Paper	159,793	0.1%
Gas	293,370	0.2%
Hand/Machine Tools	123,696	0.1%
Healthcare-Products	1,865,144	1.2%
Healthcare-Services	1,354,226	0.8%
Holding Companies-Diversified	37,307	NM
Home Builders	123,802	0.1%
Home Furnishings	145,370	0.1%
Household Products/Wares	318,443	0.2%
Housewares	53,631	NM
Insurance	4,089,927	2.5%
Internet	4,251,559	2.8%
Iron/Steel	101,647	0.1%
Leisure Time	257,127	0.2%
Lodging	284,321	0.2%
Machinery-Construction & Mining	316,714	0.2%
Machinery-Diversified	530,380	0.3%
Media	3,331,229	2.0%
Metal Fabricate/Hardware	184,996	0.1%
Mining	273,686	0.1%
Miscellaneous Manufacturing	2,932,519	1.9%
Office/Business Equipment	103,015	NM
Oil & Gas	6,164,012	3.8%
Oil & Gas Services	1,128,127	0.7%
Packaging & Containers	116,611	0.1%
Pharmaceuticals	7,202,030	4.5%
Pipelines	716,527	0.4%
Real Estate	50,416	NM
REIT	2,271,922	1.4%
Retail	6,245,714	3.8%
Savings & Loans	49,548	NM
Semiconductors	2,983,832	1.9%
Software	4,033,407	2.5%
Telecommunications	3,084,761	1.9%
Textiles	49,715	NM
Toys/Games/Hobbies	87,128	0.1%
Transportation	1,767,084	1.1%
Other**	64,129,136	40.2%
Total	$159,657,135	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 15

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$112,571,156
Securities, at value	95,527,999
Repurchase agreements, at value	50,102,000
Total Investment Securities, at value	145,629,999
Cash	238,035
Segregated cash balances with brokers	344,385
Dividends and interest receivable	113,651
Receivable for capital shares issued	14,861,470
Prepaid expenses	5,491
TOTAL ASSETS	161,193,031

LIABILITIES:
Payable for capital shares redeemed	398,936
Unrealized loss on swap agreements	688,157
Variation margin on futures contracts	128,325
Advisory fees payable	87,412
Management services fees payable	11,655
Administration fees payable	4,308
Administrative services fees payable	55,158
Distribution fees payable	57,613
Trustee fees payable	45
Transfer agency fees payable	6,897
Fund accounting fees payable	8,195
Compliance services fees payable	622
Other accrued expenses	88,573
TOTAL LIABILITIES	1,535,896
NET ASSETS	$159,657,135

NET ASSETS CONSIST OF:
Capital	$132,454,057
Accumulated net investment income (loss)	6,062
Accumulated net realized gains (losses) on investments	(5,409,342)
Net unrealized appreciation (depreciation) on investments	32,606,358
NET ASSETS	$159,657,135

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,873,085
Net Asset Value (offering and redemption price per share)	$41.22

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$1,333,143
Interest	9,456
Foreign tax withholding	(162)
TOTAL INVESTMENT INCOME	1,342,437

EXPENSES:
Advisory fees	852,394
Management services fees	113,652
Administration fees	45,161
Transfer agency fees	69,493
Administrative services fees	303,599
Distribution fees	284,131
Custody fees	25,711
Fund accounting fees	88,705
Trustee fees	2,551
Compliance services fees	898
Other fees	150,460
Total Gross Expenses before reductions	1,936,755
Expenses reduced and reimbursed by the Advisor	(27,390)
TOTAL NET EXPENSES	1,909,365
NET INVESTMENT INCOME (LOSS)	(566,928)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	182,981
Net realized gains (losses) on futures contracts	1,010,490
Net realized gains (losses) on swap agreements	4,102,135
Change in net unrealized appreciation/depreciation on investments	5,471,105
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,766,711

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,199,783

See accompanying notes to financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(566,928)	$(685,462)
Net realized gains (losses) on investments	5,295,606	19,973,195
Change in net unrealized appreciation/depreciation on investments	5,471,105	3,347,788
Change in net assets resulting from operations	10,199,783	22,635,521

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,977,801)	(1,094,333)
Change in net assets resulting from distributions	(2,977,801)	(1,094,333)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	706,794,611	483,609,920
Dividends reinvested	2,977,801	1,094,333
Value of shares redeemed	(663,087,729)	(485,793,573)
Change in net assets resulting from capital transactions	46,684,683	(1,089,320)
Change in net assets	53,906,665	20,451,868

NET ASSETS:
Beginning of period	105,750,470	85,298,602
End of period	$159,657,135	$105,750,470
Accumulated net investment income (loss)	$6,062	$6,750

SHARE TRANSACTIONS:
Issued	17,993,315	14,000,947
Reinvested	77,933	33,466
Redeemed	(16,989,602)	(14,132,144)
Change in shares	1,081,646	(97,731)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$37.88	$29.52	$25.92	$26.30	$23.39

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.25)	(0.11)	(0.07)	(0.05)
Net realized and unrealized gains (losses) on investments	4.46	8.98	3.71	0.09	2.99
Total income (loss) from investment activities	4.27	8.73	3.60	0.02	2.94

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.03)
Net realized gains on investments	(0.93)	(0.37)	—	(0.40)	—
Total distributions	(0.93)	(0.37)	—	(0.40)	(0.03)

Net Asset Value, End of Period	$41.22	$37.88	$29.52	$25.92	$26.30

Total Return	11.47%	29.76%	13.89%	—	12.58%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.72%	1.84%	1.74%	1.74%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.50)%	(0.74)%	(0.39)%	(0.26)%	(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$159,657	$105,750	$85,299	$94,879	$101,332
Portfolio turnover rate(b)	131%	43%	35%	4%	87%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

18 :: ProFund VP Mid-Cap :: Management Discussion of Fund Performance

ProFund VP Mid-Cap seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 7.65%. For the same period, the Index had a total return of 9.77%(1) and a volatility of 13.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP Mid-Cap	7.65%	14.10%	6.33%
S&P MidCap 400	9.77%	16.54%	8.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	22%
Swap Agreements	78%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	23%
Industrial	19%
Consumer, Non-Cyclical	17%
Consumer, Cyclical	13%
Technology	10%
Utilities	5%
Basic Materials	5%
Energy	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap :: 19

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (57.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $14,589,024	$14,589,000	$14,589,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,589,000)		14,589,000
TOTAL INVESTMENT SECURITIES (Cost $14,589,000)—57.5%		14,589,000
Net other assets (liabilities)—42.5%		10,800,449
NET ASSETS—100.0%		$25,389,449

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $1,522,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	39	3/23/15	$5,650,320	$147,351

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/15	0.54%	$371,691	$(5,533)
S&P MidCap 400	UBS AG	1/27/15	0.44%	19,472,265	(129,044)
				$19,843,956	$(134,577)

^	Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

20 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$14,589,000
Repurchase agreements, at value	14,589,000
Total Investment Securities, at value	14,589,000
Cash	146,687
Segregated cash balances with brokers	130,650
Interest receivable	12
Receivable for capital shares issued	10,774,503
Prepaid expenses	1,061
TOTAL ASSETS	25,641,913

LIABILITIES:
Payable for capital shares redeemed	11,970
Unrealized loss on swap agreements	134,577
Variation margin on futures contracts	62,010
Advisory fees payable	12,536
Management services fees payable	1,671
Administration fees payable	447
Administrative services fees payable	7,321
Distribution fees payable	7,376
Trustee fees payable	5
Transfer agency fees payable	716
Fund accounting fees payable	850
Compliance services fees payable	76
Other accrued expenses	12,909
TOTAL LIABILITIES	252,464
NET ASSETS	$25,389,449

NET ASSETS CONSIST OF:
Capital	$24,935,254
Accumulated net realized gains (losses) on investments	441,421
Net unrealized appreciation (depreciation) on investments	12,774
NET ASSETS	$25,389,449

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	806,583
Net Asset Value (offering and redemption price per share)	$31.48

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$4,144

EXPENSES:
Advisory fees	174,652
Management services fees	23,287
Administration fees	9,327
Transfer agency fees	14,265
Administrative services fees	55,167
Distribution fees	58,217
Custody fees	8,534
Fund accounting fees	17,572
Trustee fees	585
Compliance services fees	97
Other fees	25,770
Recoupment of prior expenses reduced by the Advisor	3,750
TOTAL NET EXPENSES	391,223
NET INVESTMENT INCOME (LOSS)	(387,079)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	209,593
Net realized gains (losses) on swap agreements	1,277,291
Change in net unrealized appreciation/depreciation on investments	(234,607)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,252,277

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$865,198

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 21

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(387,079)	$(366,481)
Net realized gains (losses) on investments	1,486,884	5,572,694
Change in net unrealized appreciation/depreciation on investments	(234,607)	100,969
Change in net assets resulting from operations	865,198	5,307,182

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(5,158,018)	(1,071,297)
Change in net assets resulting from distributions	(5,158,018)	(1,071,297)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	52,080,522	54,532,362
Dividends reinvested	5,158,018	1,071,297
Value of shares redeemed	(55,755,212)	(50,232,664)
Change in net assets resulting from capital transactions	1,483,328	5,370,995
Change in net assets	(2,809,492)	9,606,880

NET ASSETS:
Beginning of period	28,198,941	18,592,061
End of period	$25,389,449	$28,198,941

SHARE TRANSACTIONS:
Issued	1,607,289	1,753,918
Reinvested	172,856	36,095
Redeemed	(1,797,856)	(1,645,198)
Change in shares	(17,711)	144,815

See accompanying notes to financial statements.

22 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$34.21	$27.36	$23.68	$27.76	$24.25

Investment Activities:
Net investment income (loss)(a)	(0.54)	(0.51)	(0.41)	(0.43)	(0.38)
Net realized and unrealized gains (losses) on investments	2.88	8.73	4.09	(0.39)	5.91
Total income (loss) from investment activities	2.34	8.22	3.68	(0.82)	5.53

Distributions to Shareholders From:
Net realized gains on investments	(5.07)	(1.37)	—	(3.26)	(2.02)

Net Asset Value, End of Period	$31.48	$34.21	$27.36	$23.68	$27.76

Total Return	7.65%	30.79%	15.54%	(4.18)%	24.05%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.72%	1.81%	1.75%	1.71%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.57)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$25,389	$28,199	$18,592	$6,610	$8,276
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap :: 23

ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 2.48%. For the same period, the Index had a total return of 4.89%(1) and a volatility of 16.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	2.48%	13.69%	5.96%
Russell 2000 Index	4.89%	15.55%	7.77%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	1.83%	1.70%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	28%
Futures Contracts	17%
Swap Agreements	55%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
RF Micro Devices, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.1%
Zumiez, Inc.	0.1%
Brunswick Corp.	0.1%
Office Depot, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	25%
Consumer, Non-Cyclical	21%
Consumer, Cyclical	13%
Industrial	13%
Technology	11%
Communications	7%
Utilities	4%
Basic Materials	3%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: ProFund VP Small-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (27.5%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	133	$1,096
22nd Century Group, Inc.* (Agriculture)	228	376
8x8, Inc.* (Telecommunications)	266	2,437
AAON, Inc. (Building Materials)	114	2,552
AAR Corp. (Aerospace/Defense)	114	3,167
Abaxis, Inc. (Healthcare-Products)	57	3,239
ABIOMED, Inc.* (Healthcare-Products)	114	4,339
ABM Industries, Inc. (Commercial Services)	152	4,355
Abraxas Petroleum Corp.* (Oil & Gas)	266	782
Acacia Research Corp. (Investment Companies)	152	2,575
Acadia Healthcare Co., Inc.* (Healthcare-Services)	95	5,814
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	209	6,636
Acadia Realty Trust (REIT)	152	4,869
Accelerate Diagnostics, Inc.* (Healthcare-Products)	76	1,458
Acco Brands Corp.* (Household Products/Wares)	342	3,081
Accuray, Inc.* (Healthcare-Products)	228	1,721
Accuride Corp.* (Auto Parts & Equipment)	190	825
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	95	639
Aceto Corp. (Chemicals)	95	2,062
Achillion Pharmaceuticals, Inc.* (Biotechnology)	285	3,491
ACI Worldwide, Inc.* (Software)	285	5,748
Acorda Therapeutics, Inc.* (Biotechnology)	114	4,659
Actua Corp.* (Software)	114	2,106
Actuant Corp.—Class A (Miscellaneous Manufacturing)	190	5,176
Actuate Corp.* (Software)	209	1,379
Acxiom Corp.* (Software)	209	4,236
ADTRAN, Inc. (Telecommunications)	152	3,314
Advanced Emissions Solutions, Inc.* (Environmental Control)	76	1,732
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	114	2,702
Advent Software, Inc. (Software)	133	4,075
Advisory Board Co.* (Commercial Services)	95	4,653
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	76	1,591
Aegion Corp.* (Engineering & Construction)	114	2,122
Aeropostale, Inc.* (Retail)	323	749
Affymetrix, Inc.* (Healthcare-Products)	228	2,250
AG Mortgage Investment Trust, Inc. (REIT)	95	1,764
Agenus, Inc.* (Biotechnology)	266	1,056
Air Methods Corp.* (Healthcare-Services)	95	4,183
Air Transport Services Group, Inc.* (Transportation)	171	1,464
Aircastle, Ltd. (Diversified Financial Services)	171	3,654
AK Steel Holding Corp.* (Iron/Steel)	380	2,257
Akorn, Inc.* (Pharmaceuticals)	171	6,190
Albany International Corp.—Class A (Machinery-Diversified)	76	2,887
Albany Molecular Research, Inc.* (Commercial Services)	76	1,237
Alexander & Baldwin, Inc. (Real Estate)	133	5,222
Alimera Sciences, Inc.* (Pharmaceuticals)	133	737
ALLETE, Inc. (Electric)	114	6,286
Alliance One International, Inc.* (Agriculture)	380	600
Allied Nevada Gold Corp.* (Mining)	361	314
ALON USA Energy, Inc. (Oil & Gas)	95	1,204
Alpha & Omega Semiconductor LT* (Semiconductors)	95	841
Alpha Natural Resources, Inc.* (Coal)	646	1,079
Altisource Residential Corp. (Real Estate)	152	2,949
Altra Holdings, Inc. (Machinery-Diversified)	76	2,158
AMAG Pharmaceuticals, Inc.* (Biotechnology)	76	3,239
Ambac Financial Group, Inc.* (Insurance)	114	2,793
Ambarella, Inc.* (Semiconductors)	76	3,855
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	76	1,990
Amedisys, Inc.* (Healthcare-Services)	95	2,788
American Assets Trust, Inc. (REIT)	95	3,782
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	190	4,292
American Capital Mortgage Investment Corp. (REIT)	152	2,864
American Eagle Energy Corp.* (Oil & Gas)	152	95
American Eagle Outfitters, Inc. (Retail)	494	6,857
American Equity Investment Life Holding Co. (Insurance)	190	5,546
American Realty Capital Healthcare Trust, Inc. (REIT)	437	5,200
American Residential Properties, Inc.* (REIT)	95	1,669
American Software, Inc.—Class A (Software)	95	865
American States Water Co. (Water)	114	4,293
American Vanguard Corp. (Chemicals)	95	1,104
Ameris Bancorp (Banks)	76	1,949
Amkor Technology, Inc.* (Semiconductors)	247	1,754
AMN Healthcare Services, Inc.* (Commercial Services)	152	2,979
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	152	521
AmSurg Corp.* (Healthcare-Services)	95	5,199
AmTrust Financial Services, Inc. (Insurance)	76	4,275
Amyris, Inc.* (Energy-Alternate Sources)	171	352
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	95	3,064
Angie’s List, Inc.* (Internet)	133	829
AngioDynamics, Inc.* (Healthcare-Products)	95	1,806
Anixter International, Inc.* (Telecommunications)	76	6,723
ANN, Inc.* (Retail)	114	4,159
Antares Pharma, Inc.* (Pharmaceuticals)	437	1,123
Anworth Mortgage Asset Corp. (REIT)	380	1,995
Apogee Enterprises, Inc. (Building Materials)	76	3,220
Apollo Commercial Real Estate Finance, Inc. (REIT)	133	2,176
Apollo Residential Mortgage, Inc. (REIT)	95	1,498
Applied Industrial Technologies, Inc. (Machinery-Diversified)	114	5,197
Applied Micro Circuits Corp.* (Semiconductors)	228	1,487
Approach Resources, Inc.* (Oil & Gas)	114	728
Aratana Therapeutics, Inc.* (Pharmaceuticals)	95	1,693
ARC Document Solutions, Inc.* (Commercial Services)	171	1,748
ArcBest Corp. (Transportation)	76	3,524
Arch Coal, Inc. (Coal)	627	1,116
Arena Pharmaceuticals, Inc.* (Biotechnology)	589	2,044

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
Ares Commercial Real Estate Corp. (REIT)	95	$1,091
Argo Group International Holdings, Ltd. (Insurance)	76	4,216
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	456	3,133
ARMOUR Residential REIT, Inc. (REIT)	950	3,496
Array BioPharma, Inc.* (Pharmaceuticals)	399	1,887
Arrowhead Research Corp.* (Commercial Services)	152	1,122
Aruba Networks, Inc.* (Telecommunications)	285	5,181
Asbury Automotive Group, Inc.* (Retail)	76	5,770
Ashford Hospitality Prime, Inc. (REIT)	95	1,630
Ashford Hospitality Trust (REIT)	209	2,190
Aspen Technology, Inc.* (Software)	228	7,985
Associated Estates Realty Corp. (REIT)	171	3,969
Astoria Financial Corp. (Savings & Loans)	247	3,300
Atlantic Power Corp. (Electric)	399	1,081
Atlas Air Worldwide Holdings, Inc.* (Transportation)	76	3,747
Atricure, Inc.* (Healthcare-Products)	95	1,896
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	133	4,573
AVANIR Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	456	7,729
AVG Technologies N.V.* (Software)	114	2,250
Avista Corp. (Electric)	152	5,373
Axcelis Technologies, Inc.* (Semiconductors)	494	1,265
Axiall Corp. (Chemicals)	171	7,262
AZZ, Inc. (Miscellaneous Manufacturing)	76	3,566
B&G Foods, Inc.—Class A (Food)	133	3,977
Balchem Corp. (Chemicals)	76	5,065
Baltic Trading, Ltd. (Transportation)	190	477
Banc of California, Inc. (Savings & Loans)	114	1,308
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Multi-National)	95	2,860
Bancorp, Inc.* (Banks)	114	1,241
BancorpSouth, Inc. (Banks)	247	5,560
Bank Mutual Corp. (Savings & Loans)	190	1,303
Bank of the Ozarks, Inc. (Banks)	209	7,925
Bankrate, Inc.* (Internet)	190	2,362
Barnes & Noble, Inc.* (Retail)	114	2,647
Barnes Group, Inc. (Miscellaneous Manufacturing)	133	4,922
Basic Energy Services, Inc.* (Oil & Gas Services)	95	666
Bazaarvoice, Inc.* (Internet)	171	1,375
BBCN Bancorp, Inc. (Banks)	209	3,005
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	133	3,697
Beazer Homes USA, Inc.* (Home Builders)	76	1,471
bebe Stores, Inc. (Retail)	209	458
Belden, Inc. (Electrical Components & Equipment)	114	8,984
Belmond, Ltd.* (Lodging)	266	3,290
Benchmark Electronics, Inc.* (Electronics)	152	3,867
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	95	1,166
Berkshire Hills Bancorp, Inc. (Savings & Loans)	76	2,026
Berry Plastics Group, Inc.* (Packaging & Containers)	228	7,193
BGC Partners, Inc.—Class A (Diversified Financial Services)	475	4,346
Bill Barrett Corp.* (Oil & Gas)	133	1,515
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	209	2,541
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	133	1,599
Bio-Path Holdings, Inc.* (Pharmaceuticals)	323	859
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	76	2,442
BioScrip, Inc.* (Pharmaceuticals)	209	1,461
Biotelemetry, Inc.* (Healthcare-Products)	114	1,143
Biotime, Inc.* (Biotechnology)	266	992
BJ’s Restaurants, Inc.* (Retail)	76	3,816
Black Diamond, Inc.* (Leisure Time)	95	831
Black Hills Corp. (Electric)	114	6,047
Blackbaud, Inc. (Software)	114	4,932
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	133	5,161
Bloomin Brands, Inc.* (Retail)	209	5,175
Blount International, Inc.* (Miscellaneous Manufacturing)	152	2,671
Blucora, Inc.* (Internet)	133	1,842
Bob Evans Farms, Inc. (Retail)	76	3,890
Boingo Wireless, Inc.* (Internet)	114	874
Boise Cascade Co.* (Building Materials)	114	4,235
Bonanza Creek Energy, Inc.* (Oil & Gas)	95	2,280
Boston Private Financial Holdings, Inc. (Banks)	228	3,071
Bottomline Technologies, Inc.* (Software)	114	2,882
Boulder Brands, Inc.* (Food)	171	1,891
Boyd Gaming Corp.* (Lodging)	228	2,914
BPZ Resources, Inc.* (Oil & Gas)	418	121
Brady Corp.—Class A (Electronics)	133	3,636
Briggs & Stratton Corp. (Machinery-Diversified)	133	2,716
Bright Horizons Family Solutions, Inc.* (Commercial Services)	76	3,573
Brightcove, Inc.* (Internet)	114	887
Bristow Group, Inc. (Oil & Gas Services)	95	6,250
BroadSoft, Inc.* (Software)	95	2,757
Brookline Bancorp, Inc. (Savings & Loans)	209	2,096
Brooks Automation, Inc. (Semiconductors)	209	2,665
Brown Shoe Co., Inc. (Retail)	114	3,665
Brunswick Corp. (Leisure Time)	228	11,687
Builders FirstSource, Inc.* (Building Materials)	171	1,175
Burlington Stores, Inc.* (Retail)	76	3,592
C&J Energy Services, Inc.* (Oil & Gas Services)	114	1,506
Cabot Microelectronics Corp.* (Semiconductors)	76	3,596
CACI International, Inc.*—Class A (Computers)	57	4,912
Caesars Acquisition Co.*—Class A (Investment Companies)	152	1,567
Caesars Entertainment Corp.* (Lodging)	152	2,385
Calamp Corp.* (Telecommunications)	114	2,086
Calgon Carbon Corp.* (Chemicals)	152	3,159
California Water Service Group (Water)	133	3,273
Calix, Inc.* (Telecommunications)	152	1,523
Callaway Golf Co. (Leisure Time)	247	1,902
Callidus Software, Inc.* (Software)	152	2,482
Callon Petroleum Co.* (Oil & Gas)	133	725
Cambrex Corp.* (Biotechnology)	95	2,054
Campus Crest Communities, Inc. (REIT)	209	1,528
Cantel Medical Corp. (Healthcare-Products)	95	4,110
Capital Bank Financial Corp.*—Class A (Banks)	76	2,037
Capital Senior Living Corp.* (Real Estate)	95	2,366
Capitol Federal Financial, Inc. (Savings & Loans)	380	4,856
Capstead Mortgage Corp. (REIT)	266	3,266
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,064	787
Cardinal Financial Corp. (Banks)	95	1,884
Cardiovascular System, Inc.* (Healthcare-Products)	76	2,286
Cardtronics, Inc.* (Commercial Services)	114	4,398

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Career Education Corp.* (Commercial Services)	247	$1,719
CareTrust REIT, Inc. (REIT)	76	937
Carmike Cinemas, Inc.* (Entertainment)	76	1,997
Carrizo Oil & Gas, Inc.* (Oil & Gas)	114	4,741
Carrols Restaurant Group, Inc.* (Retail)	152	1,160
Cascade Bancorp* (Banks)	152	789
Casella Waste System, Inc.*—Class A (Environmental Control)	171	691
Casey’s General Stores, Inc. (Retail)	95	8,580
Cash America International, Inc. (Retail)	76	1,719
Cathay Bancorp, Inc. (Banks)	209	5,348
Cavium, Inc.* (Semiconductors)	133	8,221
CBIZ, Inc.* (Commercial Services)	152	1,301
Ceco Environmental Corp. (Environmental Control)	76	1,181
Cedar Realty Trust, Inc. (REIT)	266	1,952
Celadon Group, Inc. (Transportation)	76	1,724
Celldex Therapeutics, Inc.* (Biotechnology)	247	4,508
Cempra, Inc.* (Pharmaceuticals)	95	2,233
Centerstate Banks, Inc. (Banks)	133	1,584
Central European Media Enterprises, Ltd.*—Class A (Media)	323	1,037
Central Garden & Pet Co.*—Class A (Household Products/Wares)	152	1,452
Century Aluminum Co.* (Mining)	152	3,709
Cenveo, Inc.* (Commercial Services)	247	519
Cepheid, Inc.* (Healthcare-Products)	171	9,258
Cerus Corp.* (Healthcare-Products)	285	1,778
CEVA, Inc.* (Semiconductors)	76	1,379
Chambers Street Properties (REIT)	627	5,054
Channeladvisor Corp.* (Internet)	57	1,230
Chart Industries, Inc.* (Machinery-Diversified)	76	2,599
Charter Financial Corp. (Savings & Loans)	95	1,088
Chatham Lodging Trust (REIT)	76	2,202
Checkpoint Systems, Inc.* (Electronics)	133	1,826
Chegg, Inc.* (Internet)	228	1,575
Chemical Financial Corp. (Banks)	95	2,911
Chemocentryx, Inc.* (Pharmaceuticals)	152	1,038
Chemtura Corp.* (Chemicals)	247	6,108
Chesapeake Lodging Trust (REIT)	133	4,949
Chimerix, Inc.* (Pharmaceuticals)	76	3,060
Chiquita Brands International, Inc.* (Food)	152	2,198
Christopher & Banks Corp.* (Retail)	133	759
CIBER, Inc.* (Computers)	285	1,012
Ciena Corp.* (Telecommunications)	266	5,163
Cimpress N.V.* (Internet Software & Services)	95	7,110
Cincinnati Bell, Inc.* (Telecommunications)	608	1,940
Cinedigm Corp.*—Class A (Internet)	342	554
Cirrus Logic, Inc.* (Semiconductors)	171	4,030
Citizens, Inc.* (Insurance)	171	1,300
Civeo Corp. (Commercial Services)	247	1,015
Clarcor, Inc. (Miscellaneous Manufacturing)	133	8,864
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	209	1,044
Clearwater Paper Corp.* (Forest Products & Paper)	57	3,907
Cleco Corp. (Electric)	152	8,290
Clifton Bancorp, Inc. (Savings & Loans)	95	1,291
Cloud Peak Energy, Inc.* (Coal)	171	1,570
Clovis Oncology, Inc.* (Pharmaceuticals)	76	4,256
ClubCorp Holdings, Inc. (Leisure Time)	76	1,363
CNO Financial Group, Inc. (Insurance)	551	9,489
CoBiz Financial, Inc. (Banks)	133	1,746
Coeur d’Alene Mines Corp.* (Mining)	304	1,553
Cogent Communications Group, Inc. (Internet)	133	4,707
Cognex Corp.* (Machinery-Diversified)	209	8,638
Coherent, Inc.* (Electronics)	57	3,461
Cohu, Inc. (Semiconductors)	95	1,131
Colony Financial, Inc. (REIT)	247	5,884
Columbia Banking System, Inc. (Banks)	133	3,672
Comfort Systems USA, Inc. (Engineering & Construction)	114	1,952
Commercial Metals Co. (Iron/Steel)	304	4,952
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	114	759
Community Bank System, Inc. (Banks)	114	4,347
CommVault Systems, Inc.* (Software)	114	5,893
comScore, Inc.* (Internet)	95	4,411
Comstock Resources, Inc. (Oil & Gas)	133	906
Comverse, Inc.* (Telecommunications)	76	1,427
CONMED Corp. (Healthcare-Products)	76	3,417
Conn’s, Inc.* (Retail)	76	1,420
Consolidated Communications Holdings, Inc. (Telecommunications)	114	3,172
Constant Contact, Inc.* (Software)	95	3,487
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	114	839
Convergys Corp. (Computers)	266	5,418
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	171	5,925
Corcept Therapeutics, Inc.* (Pharmaceuticals)	285	855
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	57	3,530
Corenergy Infrastructure Trust (REIT)	133	862
CoreSite Realty Corp. (REIT)	57	2,226
Cornerstone OnDemand, Inc.* (Software)	133	4,682
Cousins Properties, Inc. (REIT)	513	5,858
Cowen Group, Inc.*—Class A (Diversified Financial Services)	380	1,824
Crawford & Co. (Insurance)	114	1,172
Cray, Inc.* (Computers)	114	3,931
Crocs, Inc.* (Apparel)	247	3,085
Cross Country Healthcare, Inc.* (Commercial Services)	133	1,660
Crown Media Holdings, Inc.* (Media)	209	740
CryoLife, Inc. (Healthcare-Products)	114	1,292
CSG Systems International, Inc. (Software)	95	2,382
CTI BioPharma Corp.* (Biotechnology)	475	1,121
CTS Corp. (Electronics)	95	1,694
CubeSmart (REIT)	361	7,967
Cubic Corp. (Aerospace/Defense)	57	3,000
CUI Global, Inc.* (Electronics)	95	708
Cumulus Media, Inc.*—Class A (Media)	399	1,688
Curtiss-Wright Corp. (Aerospace/Defense)	114	8,047
Customers Bancorp, Inc.* (Banks)	76	1,479
CVB Financial Corp. (Banks)	285	4,566
Cyan, Inc.* (Telecommunications)	171	428
Cyberonics, Inc.* (Healthcare-Products)	76	4,232
Cynosure, Inc.*—Class A (Healthcare-Products)	76	2,084
Cypress Semiconductor Corp. (Semiconductors)	418	5,969
CYS Investments, Inc. (REIT)	437	3,811
Cytokinetics, Inc.* (Biotechnology)	171	1,370
Cytori Therapeutics, Inc.* (Pharmaceuticals)	342	167
CytRx Corp.* (Biotechnology)	228	625
Daktronics, Inc. (Home Furnishings)	133	1,664
Dana Holding Corp. (Auto Parts & Equipment)	399	8,673
Darling International, Inc.* (Food)	418	7,591
DCT Industrial Trust, Inc. (REIT)	209	7,453
DealerTrack Holdings, Inc.* (Software)	133	5,893

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Dean Foods Co. (Food)	247	$4,787
del Frisco’s Restaurant Group* (Retail)	76	1,804
Delek US Holdings, Inc. (Oil & Gas)	152	4,147
Deluxe Corp. (Commercial Services)	133	8,278
Demand Media, Inc.* (Internet)	38	233
Demandware, Inc.* (Software)	76	4,373
Denny’s Corp.* (Retail)	266	2,742
DepoMed, Inc.* (Pharmaceuticals)	171	2,755
Derma Sciences, Inc.* (Pharmaceuticals)	95	884
Destination XL Group, Inc.* (Retail)	171	934
Dexcom, Inc.* (Healthcare-Products)	190	10,460
DHT Holdings, Inc. (Transportation)	228	1,667
Diamond Foods, Inc.* (Food)	76	2,145
Diamond Resorts International, Inc.* (Lodging)	95	2,651
Diamondback Energy, Inc.* (Oil & Gas)	95	5,678
DiamondRock Hospitality Co. (REIT)	494	7,346
Dice Holdings, Inc.* (Internet)	152	1,522
Digi International, Inc.* (Software)	114	1,059
Digital River, Inc.* (Software)	114	2,819
DigitalGlobe, Inc.* (Telecommunications)	190	5,884
Dime Community Bancshares, Inc. (Savings & Loans)	114	1,856
Diodes, Inc.* (Semiconductors)	95	2,619
Dorman Products, Inc.* (Auto Parts & Equipment)	76	3,669
Dot Hill Systems Corp.* (Computers)	247	1,092
Douglas Dynamics, Inc. (Auto Parts & Equipment)	76	1,629
Drew Industries, Inc.* (Building Materials)	57	2,911
DSP Group, Inc.* (Semiconductors)	95	1,033
DuPont Fabros Technology, Inc. (REIT)	171	5,684
Dyax Corp.* (Pharmaceuticals)	380	5,343
Dycom Industries, Inc.* (Engineering & Construction)	95	3,334
Dynavax Technologies Corp.* (Biotechnology)	76	1,281
Dynegy, Inc.* (Electric)	247	7,496
Dynex Capital, Inc. (REIT)	190	1,568
E.W. Scripps Co.*—Class A (Media)	95	2,123
E2open, Inc.* (Software)	76	730
Eagle Bancorp, Inc.* (Banks)	76	2,700
EarthLink Holdings Corp. (Telecommunications)	361	1,585
EastGroup Properties, Inc. (REIT)	76	4,812
Ebix, Inc. (Software)	95	1,614
Echo Global Logistics, Inc.* (Transportation)	76	2,219
Education Realty Trust, Inc. (REIT)	95	3,476
El Paso Electric Co. (Electric)	114	4,567
Electro Scientific Industries, Inc. (Electronics)	114	885
Electronics for Imaging, Inc.* (Computers)	114	4,883
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	76	1,626
Ellie Mae, Inc.* (Diversified Financial Services)	76	3,064
EMCOR Group, Inc. (Engineering & Construction)	171	7,607
Emerald Oil, Inc.* (Oil & Gas)	190	228
Emergent Biosolutions, Inc.* (Biotechnology)	95	2,587
Empire District Electric Co. (Electric)	114	3,390
Empire State Realty Trust, Inc.—Class A (REIT)	247	4,342
Employers Holdings, Inc. (Insurance)	95	2,233
Emulex Corp.* (Semiconductors)	266	1,508
Encore Capital Group, Inc.* (Diversified Financial Services)	76	3,374
Encore Wire Corp. (Electrical Components & Equipment)	57	2,128
Endocyte, Inc.* (Biotechnology)	152	956
Endologix, Inc.* (Healthcare-Products)	190	2,905
Endurance International Group Holdings, Inc.* (Internet)	95	1,751
Energy Recovery, Inc.* (Environmental Control)	171	901
Energy XXI (Bermuda), Ltd. (Oil & Gas)	247	805
EnerNOC, Inc.* (Electric)	95	1,468
EnerSys (Electrical Components & Equipment)	114	7,036
Ennis, Inc. (Commercial Services)	95	1,280
Enova International, Inc.* (Consumer Finance)	57	1,269
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	57	3,577
Entegris, Inc.* (Semiconductors)	361	4,769
Entercom Communications Corp.*—Class A (Media)	95	1,155
Entravision Communications Corp.—Class A (Media)	209	1,354
Entropic Communications, Inc.* (Semiconductors)	342	865
Envestnet, Inc.* (Software)	95	4,668
Enzo Biochem, Inc.* (Biotechnology)	171	759
EPAM Systems, Inc.* (Computers)	95	4,536
EPIQ Systems, Inc. (Software)	114	1,947
EPR Properties (REIT)	133	7,665
Equity One, Inc. (REIT)	171	4,337
Era Group, Inc.* (Transportation)	57	1,206
ESCO Technologies, Inc. (Electronics)	76	2,804
Essent Group, Ltd.* (Insurance)	114	2,931
Esterline Technologies Corp.* (Aerospace/Defense)	76	8,336
Ethan Allen Interiors, Inc. (Home Furnishings)	76	2,354
Euronet Worldwide, Inc.* (Commercial Services)	133	7,302
EverBank Financial Corp. (Savings & Loans)	247	4,708
Evercore Partners, Inc.—Class A (Diversified Financial Services)	95	4,975
EVERTEC, Inc. (Commercial Services)	171	3,784
EVINE Live, Inc.* (Retail)	190	1,252
Exact Sciences Corp.* (Biotechnology)	228	6,256
ExamWorks Group, Inc.* (Commercial Services)	95	3,951
Exar Corp.* (Semiconductors)	133	1,357
Excel Trust, Inc. (REIT)	152	2,035
EXCO Resources, Inc. (Oil & Gas)	437	948
Exelixis, Inc.* (Biotechnology)	589	848
ExlService Holdings, Inc.* (Computers)	95	2,727
Express, Inc.* (Retail)	228	3,349
Exterran Holdings, Inc. (Oil & Gas Services)	152	4,952
Extreme Networks, Inc.* (Telecommunications)	323	1,140
EZCORP, Inc.*—Class A (Retail)	152	1,786
F.N.B. Corp. (Banks)	437	5,821
Fabrinet* (Miscellaneous Manufacturing)	114	2,022
Fair Isaac Corp. (Software)	95	6,869
Fairchild Semiconductor International, Inc.* (Semiconductors)	323	5,452
Fairpoint Communications, Inc.* (Telecommunications)	76	1,080
Federal Signal Corp. (Miscellaneous Manufacturing)	171	2,640
Federal-Mogul Corp.* (Auto Parts & Equipment)	95	1,529
FEI Co. (Electronics)	114	10,299
FelCor Lodging Trust, Inc. (REIT)	342	3,700
Female Health Co. (Healthcare-Products)	133	521
Ferro Corp.* (Chemicals)	209	2,709
Fiesta Restaurant Group, Inc.* (Retail)	76	4,621
Financial Engines, Inc. (Diversified Financial Services)	133	4,861

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
Finisar Corp.* (Telecommunications)	247		$4,794
First American Financial Corp. (Insurance)	266		9,017
First Bancorp* (Banks)	323		1,896
First Busey Corp. (Banks)	247		1,608
First Cash Financial Services, Inc.* (Retail)	76		4,231
First Commonwealth Financial Corp. (Banks)	266		2,453
First Financial Bancorp (Banks)	171		3,179
First Financial Bankshares, Inc. (Banks)	171		5,109
First Industrial Realty Trust, Inc. (REIT)	285		5,860
First Merchants Corp. (Banks)	114		2,594
First Midwest Bancorp, Inc. (Banks)	209		3,576
First Potomac Realty Trust (REIT)	171		2,114
FirstMerit Corp. (Banks)	418		7,896
Five Below, Inc.* (Retail)	133		5,429
Five Star Quality Care, Inc.* (Healthcare-Services)	190		789
Flagstar BanCorp, Inc.* (Savings & Loans)	76		1,195
Fleetmatics Group PLC* (Computers)	95		3,372
Flotek Industries, Inc.* (Oil & Gas Services)	133		2,491
Fluidigm Corp.* (Electronics)	76		2,563
Flushing Financial Corp. (Savings & Loans)	95		1,926
Forestar Group, Inc.* (Real Estate)	114		1,756
FormFactor, Inc.* (Semiconductors)	190		1,634
Forum Energy Technologies, Inc.* (Oil & Gas Services)	152		3,151
Forward Air Corp. (Transportation)	76		3,828
Francesca’s Holdings Corp.* (Retail)	133		2,221
Franklin Electric Co., Inc. (Hand/Machine Tools)	133		4,991
Franklin Street Properties Corp. (REIT)	247		3,031
Fred’s, Inc.—Class A (Retail)	114		1,985
Fresh Del Monte Produce, Inc. (Food)	95		3,187
Frontline, Ltd.* (Transportation)	304		763
FTI Consulting, Inc.* (Commercial Services)	114		4,404
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	703		1,083
Fuller (H.B.) Co. (Chemicals)	133		5,922
Furmanite Corp.* (Metal Fabricate/Hardware)	133		1,040
FutureFuel Corp. (Energy-Alternate Sources)	76		990
FX Energy, Inc.* (Oil & Gas)	247		383
FXCM, Inc. (Diversified Financial Services)	133		2,204
Gain Capital Holdings, Inc. (Diversified Financial Services)	114		1,028
Galena Biopharma, Inc.* (Biotechnology)	418		631
GasLog, Ltd. (Transportation)	114		2,320
Gastar Exploration, Inc.* (Oil & Gas)	190		458
GenCorp, Inc.* (Aerospace/Defense)	171		3,129
Generac Holdings, Inc.* (Electrical Components & Equipment)	171		7,996
General Cable Corp. (Electrical Components & Equipment)	133		1,982
General Communication, Inc.*—Class A (Telecommunications)	133		1,829
Genesco, Inc.* (Retail)	57		4,367
GenMark Diagnostics, Inc.* (Healthcare-Products)	133		1,810
Gentherm, Inc.* (Auto Parts & Equipment)	95		3,479
Gentiva Health Services, Inc.* (Healthcare-Services)	95		1,810
Getty Realty Corp. (REIT)	76		1,384
GFI Group, Inc. (Diversified Financial Services)	323		1,760
Gibraltar Industries, Inc.* (Building Materials)	95		1,545
Gigamon, Inc.* (Telecommunications)	76		1,347
Glacier Bancorp, Inc. (Banks)	190		5,276
Glatfelter (Forest Products & Paper)	114		2,915
Glimcher Realty Trust (REIT)	380		5,221
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	76		1,000
Global Cash Access Holdings, Inc.* (Commercial Services)	209		1,494
Global Eagle Entertainment, Inc.* (Internet)	133		1,810
Globalstar, Inc.* (Telecommunications)	760		2,090
Globe Specialty Metals, Inc. (Mining)	171		2,946
Globus Med, Inc.*—Class A (Healthcare-Products)	171		4,065
Glu Mobile, Inc.* (Software)	304		1,186
Gogo, Inc.* (Telecommunications)	152		2,513
Gold Resource Corp. (Mining)	171		578
Goodrich Petroleum Corp.* (Oil & Gas)	95		422
Government Properties Income Trust (REIT)	152		3,498
GrafTech International, Ltd.* (Electrical Components & Equipment)	323		1,634
Gramercy Property Trust, Inc. (REIT)	361		2,491
Grand Canyon Education, Inc.* (Commercial Services)	114		5,319
Granite Construction, Inc. (Engineering & Construction)	114		4,334
Graphic Packaging Holding Co.* (Packaging & Containers)	817		11,128
Gray Television, Inc.* (Media)	152		1,702
Great Lakes Dredge & Dock Co.* (Commercial Services)	209		1,789
Greatbatch, Inc.* (Healthcare-Products)	76		3,747
Green Dot Corp.*—Class A (Commercial Services)	95		1,947
Green Plains Renewable Energy (Energy-Alternate Sources)	95		2,354
Greenhill & Co., Inc. (Diversified Financial Services)	76		3,314
Greenlight Capital Re, Ltd.*—Class A (Insurance)	76		2,481
Griffon Corp. (Building Materials)	133		1,769
Group 1 Automotive, Inc. (Retail)	57		5,108
GSI Group, Inc.* (Electronics)	114		1,678
GUESS?, Inc. (Retail)	171		3,605
Guidewire Software, Inc.* (Software)	171		8,658
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	76		1,856
H&E Equipment Services, Inc. (Distribution/Wholesale)	95		2,669
Hackett Group, Inc. (Commercial Services)	133		1,169
Haemonetics Corp.* (Healthcare-Products)	133		4,977
Halcon Resources Corp.* (Oil & Gas)	684		1,218
Halozyme Therapeutics, Inc.* (Biotechnology)	285		2,750
Hampton Roads Bankshares, Inc.* (Banks)	342		575
Hancock Holding Co. (Banks)	209		6,416
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	95		2,081
Hanmi Financial Corp. (Banks)	95		2,072
Hannon Armstrong Sustainable I (Diversified Financial Services)	76		1,081
Harbinger Group, Inc.* (Holding Companies-Diversified)	228		3,228
Harmonic, Inc.* (Telecommunications)	285		1,998
Harsco Corp. (Miscellaneous Manufacturing)	209		3,948
Harte-Hanks, Inc. (Advertising)	171		1,324
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare-Products)	—	(a)	1
Harvest Natural Resources, Inc.* (Oil & Gas)	190		344

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
Hatteras Financial Corp. (REIT)	247	$4,552
Haverty Furniture Cos., Inc. (Retail)	57	1,255
Hawaiian Holdings, Inc.* (Airlines)	133	3,465
Headwaters, Inc.* (Building Materials)	209	3,133
Healthcare Realty Trust, Inc. (REIT)	247	6,748
Healthcare Services Group, Inc. (Commercial Services)	190	5,877
HealthSouth Corp. (Healthcare-Services)	228	8,769
HealthStream, Inc.* (Internet)	76	2,240
Healthways, Inc.* (Healthcare-Services)	95	1,889
Heartland Express, Inc. (Transportation)	152	4,106
Heartland Payment Systems, Inc. (Commercial Services)	95	5,125
Hecla Mining Co. (Mining)	950	2,651
HEICO Corp. (Aerospace/Defense)	171	10,329
Helen of Troy, Ltd.* (Household Products/Wares)	76	4,945
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	266	5,772
Hercules Offshore, Inc.* (Oil & Gas)	494	494
Heritage Commerce Corp. (Banks)	95	839
Heritage Financial Corp. (Banks)	95	1,667
Heritage Oaks Bancorp (Banks)	114	956
Herman Miller, Inc. (Office Furnishings)	152	4,473
Hersha Hospitality Trust (REIT)	551	3,874
HFF, Inc.—Class A (Real Estate)	95	3,412
Hibbett Sports, Inc.* (Retail)	76	3,681
Higher One Holdings, Inc.* (Diversified Financial Services)	209	880
Highwoods Properties, Inc. (REIT)	228	10,096
Hill International, Inc.* (Commercial Services)	133	511
Hillenbrand, Inc. (Miscellaneous Manufacturing)	171	5,900
Hilltop Holdings, Inc.* (Insurance)	190	3,791
HMS Holdings Corp.* (Commercial Services)	228	4,820
HNI Corp. (Office Furnishings)	114	5,820
Home Bancshares, Inc. (Banks)	133	4,277
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	190	3,709
HomeTrust Bancshares, Inc.* (Savings & Loans)	76	1,266
Horace Mann Educators Corp. (Insurance)	114	3,783
Horizon Pharma PLC* (Pharmaceuticals)	190	2,449
Hornbeck Offshore Services, Inc.* (Transportation)	95	2,372
Horsehead Holding Corp.* (Mining)	323	5,113
Houghton Mifflin Harcourt Co.* (Media)	285	5,902
Hovnanian Enterprises, Inc.*—Class A (Home Builders)	361	1,491
HSN, Inc. (Retail)	95	7,220
Hub Group, Inc.*—Class A (Transportation)	95	3,618
Hudson Pacific Properties, Inc. (REIT)	152	4,569
Huron Consulting Group, Inc.* (Commercial Services)	57	3,898
IBERIABANK Corp. (Banks)	76	4,929
Iconix Brand Group, Inc.* (Apparel)	114	3,852
IDACORP, Inc. (Electric)	133	8,804
Idera Pharmaceuticals, Inc.* (Biotechnology)	285	1,257
iGATE Corp.* (Computers)	95	3,751
IGI Laboratories, Inc.* (Pharmaceuticals)	152	1,338
II-VI, Inc.* (Electronics)	152	2,075
Immersion Corp.* (Computers)	114	1,080
ImmunoGen, Inc.* (Biotechnology)	247	1,507
Immunomedics, Inc.* (Biotechnology)	323	1,550
Impax Laboratories, Inc.* (Pharmaceuticals)	190	6,018
Imperva, Inc.* (Software)	76	3,757
Incontact, Inc.* (Software)	190	1,670
Independent Bank Corp. (Banks)	76	3,254
Independent Bank Corp./Mi (Banks)	95	1,240
Infinera Corp.* (Telecommunications)	342	5,034
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	152	2,567
Infoblox, Inc.* (Software)	171	3,456
Information Services Group, Inc.* (Commercial Services)	171	722
Inland Real Estate Corp. (REIT)	247	2,705
InnerWorkings, Inc.* (Software)	133	1,036
Innophos Holdings, Inc. (Chemicals)	57	3,332
Innospec, Inc. (Chemicals)	76	3,245
Inovio Pharmaceuticals, Inc.* (Biotechnology)	190	1,744
Inphi Corp.* (Semiconductors)	95	1,756
Insight Enterprises, Inc.* (Computers)	114	2,951
Insmed, Inc.* (Biotechnology)	114	1,764
Insperity, Inc. (Commercial Services)	76	2,576
Insulet Corp.* (Healthcare-Products)	152	7,001
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	76	4,121
Integrated Device Technology, Inc.* (Semiconductors)	342	6,703
Integrated Silicon Solution, Inc. (Semiconductors)	95	1,574
Inteliquent, Inc. (Telecommunications)	114	2,238
Intelsat S.A.* (Telecommunications)	95	1,649
InterDigital, Inc. (Telecommunications)	114	6,031
Interface, Inc. (Office Furnishings)	190	3,129
Internap Network Services Corp.* (Internet)	190	1,512
International Bancshares Corp. (Banks)	152	4,034
International Rectifier Corp.* (Semiconductors)	190	7,581
International Speedway Corp.—Class A (Entertainment)	76	2,405
Intersil Corp.—Class A (Semiconductors)	342	4,949
Interval Leisure Group, Inc. (Leisure Time)	114	2,381
Intevac, Inc.* (Machinery-Diversified)	114	886
Intralinks Holdings, Inc.* (Internet)	152	1,809
Intrepid Potash, Inc.* (Chemicals)	152	2,110
Intrexon Corp.* (Biotechnology)	95	2,615
Invacare Corp. (Healthcare-Products)	95	1,592
InvenSense, Inc.* (Semiconductors)	190	3,089
Invesco Mortgage Capital, Inc. (REIT)	323	4,994
Investment Technology Group, Inc.* (Diversified Financial Services)	114	2,373
Investors Bancorp, Inc. (Savings & Loans)	893	10,025
Investors Real Estate Trust (REIT)	304	2,484
ION Geophysical Corp.* (Oil & Gas Services)	418	1,150
Iridium Communications, Inc.* (Telecommunications)	247	2,408
iRobot Corp.* (Home Furnishings)	76	2,639
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	304	4,657
Isis Pharmaceuticals, Inc.* (Biotechnology)	285	17,597
Isle of Capri Casinos, Inc.* (Entertainment)	114	954
iStar Financial, Inc.* (REIT)	228	3,112
Itron, Inc.* (Electronics)	95	4,018
ITT Educational Services, Inc.* (Commercial Services)	76	730
Ixia* (Telecommunications)	171	1,924
IXYS Corp. (Semiconductors)	95	1,197
j2 Global, Inc. (Internet)	114	7,068
Jack in the Box, Inc. (Retail)	95	7,596

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Janus Capital Group, Inc. (Diversified Financial Services)	399	$6,436
JetBlue Airways Corp.* (Airlines)	627	9,943
Jive Software, Inc.* (Software)	152	917
John Bean Technologies Corp. (Miscellaneous Manufacturing)	76	2,497
Journal Communications, Inc.*—Class A (Media)	152	1,737
K12, Inc.* (Commercial Services)	95	1,128
Kaman Corp.—Class A (Aerospace/Defense)	76	3,047
KapStone Paper & Packaging Corp. (Forest Products & Paper)	209	6,126
KB Home (Home Builders)	228	3,773
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	171	1,992
Kelly Services, Inc.—Class A (Commercial Services)	95	1,617
KEMET Corp.* (Electronics)	190	798
Kemper Corp. (Insurance)	114	4,116
Kennedy-Wilson Holdings, Inc. (Real Estate)	190	4,807
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	247	3,495
Key Energy Services, Inc.* (Oil & Gas Services)	361	603
Kforce, Inc. (Commercial Services)	76	1,834
Kimball Electronics, Inc.* (Electronics)	76	914
Kimball International, Inc.—Class B (Home Furnishings)	114	1,040
Kindred Healthcare, Inc. (Healthcare-Services)	152	2,763
Kite Realty Group Trust (REIT)	95	2,730
Knight Transportation, Inc. (Transportation)	152	5,116
Knightsbridge Tankers, Ltd. (Transportation)	114	516
Knoll, Inc. (Office Furnishings)	133	2,816
Kofax, Ltd.* (Software)	228	1,603
Kopin Corp.* (Semiconductors)	304	1,100
Koppers Holdings, Inc. (Chemicals)	57	1,481
Korn/Ferry International* (Commercial Services)	133	3,825
Kraton Performance Polymers, Inc.* (Chemicals)	95	1,975
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	171	858
Krispy Kreme Doughnuts, Inc.* (Retail)	190	3,751
Kronos Worldwide, Inc. (Chemicals)	76	990
La Quinta Holdings, Inc.* (Lodging)	133	2,934
Laclede Group, Inc. (Gas)	95	5,054
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	380	1,501
Lakeland Bancorp, Inc. (Banks)	133	1,556
Landec Corp.* (Chemicals)	95	1,312
Lannett Co., Inc.* (Pharmaceuticals)	76	3,259
LaSalle Hotel Properties (REIT)	266	10,766
Lattice Semiconductor Corp.* (Semiconductors)	342	2,356
La-Z-Boy, Inc. (Home Furnishings)	152	4,079
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	209	986
Lee Enterprises, Inc.* (Media)	228	839
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	817	743
Lexington Realty Trust (REIT)	532	5,841
Libbey, Inc.* (Housewares)	76	2,389
Liberator Medical Holdings, Inc. (Pharmaceuticals)	190	551
Life Time Fitness, Inc.* (Leisure Time)	114	6,455
LifeLock, Inc.* (Commercial Services)	228	4,220
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	57	3,033
Limelight Networks, Inc.* (Internet)	285	789
Lionbridge Technologies, Inc.* (Internet)	228	1,311
Liquidity Services, Inc.* (Internet)	95	776
Lithia Motors, Inc.—Class A (Retail)	57	4,941
Littelfuse, Inc. (Electrical Components & Equipment)	57	5,510
LivePerson, Inc.* (Computers)	171	2,411
LogMeIn, Inc.* (Telecommunications)	76	3,750
Louisiana-Pacific Corp.* (Building Materials)	361	5,978
LSI Industries, Inc. (Building Materials)	114	774
LTC Properties, Inc. (REIT)	95	4,101
Lumber Liquidators Holdings, Inc.* (Retail)	76	5,040
Luminex Corp.* (Healthcare-Products)	114	2,139
M.D.C. Holdings, Inc. (Home Builders)	114	3,018
M/I Schottenstein Homes, Inc.* (Home Builders)	76	1,745
Macatawa Bank Corp. (Banks)	152	827
Mack-Cali Realty Corp. (REIT)	228	4,346
MacroGenics, Inc.* (Biotechnology)	76	2,665
Magellan Health Services, Inc.* (Healthcare-Services)	76	4,562
Magnum Hunter Resources Corp.* (Oil & Gas)	532	1,670
Maiden Holdings, Ltd. (Insurance)	152	1,944
Mainsource Financial Group, Inc. (Banks)	76	1,590
Manhattan Associates, Inc.* (Computers)	190	7,737
MannKind Corp.* (Pharmaceuticals)	589	3,072
ManTech International Corp.—Class A (Software)	76	2,297
Marchex, Inc.—Class B (Advertising)	114	523
Marin Software, Inc.* (Advertising)	95	804
MarineMax, Inc.* (Retail)	95	1,905
MarketAxess Holdings, Inc. (Diversified Financial Services)	95	6,813
Marketo, Inc.* (Internet)	76	2,487
Marriott Vacations Worldwide Corp. (Entertainment)	76	5,665
Marten Transport, Ltd. (Transportation)	76	1,661
Martha Stewart Living Omnimedia, Inc.*—Class A (Media)	171	737
Masimo Corp.* (Healthcare-Products)	133	3,503
Masonite International Corp.* (Building Materials)	76	4,671
MasTec, Inc.* (Engineering & Construction)	171	3,866
Matador Resources Co.* (Oil & Gas)	190	3,843
Materion Corp. (Mining)	57	2,008
Matrix Service Co.* (Oil & Gas Services)	76	1,696
Matson, Inc. (Transportation)	114	3,935
Matthews International Corp.—Class A (Commercial Services)	76	3,699
MAXIMUS, Inc. (Computers)	171	9,377
Maxlinear, Inc.*—Class A (Semiconductors)	114	845
Maxwell Technologies, Inc.* (Computers)	95	866
MB Financial, Inc. (Banks)	152	4,995
McDermott International, Inc.* (Oil & Gas Services)	627	1,825
McGrath Rentcorp (Commercial Services)	76	2,725
MDC Partners, Inc.—Class A (Advertising)	114	2,590
Meadowbrook Insurance Group, Inc. (Insurance)	190	1,607
MedAssets, Inc.* (Software)	171	3,379
Media General, Inc.* (Media)	152	2,543
Medical Properties Trust, Inc. (REIT)	437	6,022
Medidata Solutions, Inc.* (Software)	133	6,351
Mentor Graphics Corp. (Computers)	247	5,414
Mercury Computer Systems, Inc.* (Computers)	114	1,587
Meredith Corp. (Media)	95	5,161

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
Merge Healthcare, Inc.* (Software)	361	$1,285
Meridian Bioscience, Inc. (Healthcare-Products)	114	1,876
Merit Medical Systems, Inc.* (Healthcare-Products)	133	2,305
Meritage Homes Corp.* (Home Builders)	95	3,419
Meritor, Inc.* (Auto Parts & Equipment)	266	4,030
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	285	3,221
Methode Electronics, Inc. (Electronics)	95	3,468
MGE Energy, Inc. (Electric)	95	4,333
MGIC Investment Corp.* (Insurance)	855	7,969
Micrel, Inc. (Semiconductors)	152	2,206
Microsemi Corp.* (Semiconductors)	247	7,010
Midstates Pete Co., Inc.* (Oil & Gas)	152	230
Millennial Media, Inc.* (Advertising)	285	456
Miller Energy Resources, Inc.* (Oil & Gas)	152	190
MiMedx Group, Inc.* (Healthcare-Products)	285	3,286
Minerals Technologies, Inc. (Chemicals)	95	6,598
MKS Instruments, Inc. (Semiconductors)	133	4,868
Mobile Mini, Inc. (Storage/Warehousing)	114	4,618
Modine Manufacturing Co.* (Auto Parts & Equipment)	133	1,809
ModusLink Global Solutions, Inc.* (Internet)	209	784
Molina Healthcare, Inc.* (Healthcare-Services)	76	4,068
Molycorp, Inc.* (Mining)	608	535
Momenta Pharmaceuticals, Inc.* (Biotechnology)	152	1,830
MoneyGram International, Inc.* (Commercial Services)	95	864
Monmouth Real Estate Investment Corp.—Class A (REIT)	171	1,893
Monolithic Power Systems, Inc. (Semiconductors)	95	4,725
Monotype Imaging Holdings, Inc. (Software)	114	3,287
Monro Muffler Brake, Inc. (Commercial Services)	76	4,393
Monster Worldwide, Inc.* (Commercial Services)	285	1,317
Montpelier Re Holdings, Ltd. (Insurance)	114	4,083
Moog, Inc.*—Class A (Aerospace/Defense)	114	8,439
Morgans Hotel Group Co.* (Lodging)	133	1,043
MSA Safety, Inc. (Environmental Control)	76	4,035
Mueller Industries, Inc. (Metal Fabricate/Hardware)	152	5,189
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	437	4,475
Myers Industries, Inc. (Miscellaneous Manufacturing)	95	1,672
MYR Group, Inc.* (Engineering & Construction)	76	2,082
Nanometrics, Inc.* (Semiconductors)	76	1,278
NanoViricides, Inc.* (Pharmaceuticals)	190	517
National Bank Holdings Corp. (Holding Companies-Diversified)	114	2,213
National CineMedia, Inc. (Entertainment)	171	2,457
National General Holdings Corp. (Insurance)	114	2,122
National Health Investors, Inc. (REIT)	95	6,646
National Penn Bancshares, Inc. (Banks)	323	3,400
Natus Medical, Inc.* (Healthcare-Products)	95	3,424
Nautilus, Inc.* (Leisure Time)	114	1,731
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	665	1,257
Navigant Consulting Co.* (Commercial Services)	152	2,336
Navios Maritime Acquisition Corp. (Transportation)	323	1,172
Navios Maritime Holdings, Inc. (Transportation)	228	937
NBT Bancorp, Inc. (Banks)	114	2,995
NCI Building Systems, Inc.* (Building Materials)	95	1,759
Nektar Therapeutics, Inc.* (Pharmaceuticals)	342	5,301
Nelnet, Inc.—Class A (Diversified Financial Services)	57	2,641
Neogen Corp.* (Pharmaceuticals)	95	4,711
NeoStem, Inc.* (Healthcare-Services)	114	430
NETGEAR, Inc.* (Telecommunications)	95	3,380
NetScout Systems, Inc.* (Computers)	95	3,471
Neuralstem, Inc.* (Biotechnology)	266	724
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	209	4,669
NeuStar, Inc.*—Class A (Telecommunications)	152	4,226
New Jersey Resources Corp. (Gas)	114	6,977
New Media Investment Group, Inc. (Internet)	95	2,245
New Residential Investment Corp. (REIT)	361	4,610
New York & Co., Inc.* (Retail)	190	502
New York Mortgage Trust, Inc. (REIT)	266	2,051
New York REIT, Inc. (REIT)	456	4,829
NewBridge Bancorp* (Banks)	133	1,158
Newpark Resources, Inc.* (Oil & Gas Services)	247	2,356
Newport Corp.* (Electronics)	114	2,179
NewStar Financial, Inc.* (Diversified Financial Services)	95	1,216
Nexstar Broadcasting Group, Inc.—Class A (Media)	76	3,936
NIC, Inc. (Internet)	190	3,418
NMI Holdings, Inc.*—Class A (Insurance)	152	1,388
Noranda Aluminum Holding Corp. (Mining)	228	803
North Atlantic Drilling, Ltd. (Oil & Gas)	209	341
Northern Oil & Gas, Inc.* (Oil & Gas)	171	966
Northfield BanCorp, Inc. (Savings & Loans)	152	2,250
Northwest Bancshares, Inc. (Savings & Loans)	266	3,333
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	152	813
Northwest Natural Gas Co. (Gas)	76	3,792
NorthWestern Corp. (Electric)	95	5,375
Novavax, Inc.* (Biotechnology)	589	3,493
NPS Pharmaceuticals, Inc.* (Biotechnology)	266	9,515
NRG Yield, Inc. (Electric)	57	2,687
Nutrisystem, Inc. (Commercial Services)	95	1,857
NuVasive, Inc.* (Healthcare-Products)	114	5,376
NxStage Medical, Inc.* (Healthcare-Products)	171	3,066
Oclaro, Inc.* (Telecommunications)	418	744
Office Depot, Inc.* (Retail)	1,349	11,567
OFG Bancorp (Banks)	133	2,214
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	95	792
Old National Bancorp (Banks)	285	4,241
Olin Corp. (Chemicals)	209	4,759
Olympic Steel, Inc. (Metal Fabricate/Hardware)	76	1,351
OM Group, Inc. (Chemicals)	95	2,831
Omega Protein Corp.* (Pharmaceuticals)	76	803
Omeros Corp.* (Biotechnology)	114	2,825
Omnicell, Inc.* (Software)	95	3,146
OmniVision Technologies, Inc.* (Semiconductors)	152	3,952
Omnova Solutions, Inc.* (Chemicals)	152	1,237
On Assignment, Inc.* (Commercial Services)	133	4,414
Oncothyreon, Inc.* (Biotechnology)	304	578
ONE Gas, Inc. (Gas)	133	5,482
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	76	1,231
Opko Health, Inc.* (Pharmaceuticals)	513	5,125

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
OraSure Technologies, Inc.* (Healthcare-Products)	190	$1,927
Orbcomm, Inc.* (Telecommunications)	171	1,118
Orbital Sciences Corp.* (Aerospace/Defense)	152	4,087
Orbitz Worldwide, Inc.* (Internet)	171	1,407
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	342	2,073
Organovo Holdings, Inc.* (Biotechnology)	209	1,515
Orion Marine Group, Inc.* (Engineering & Construction)	114	1,260
Oritani Financial Corp. (Savings & Loans)	133	2,048
Otter Tail Corp. (Electric)	95	2,941
Outerwall, Inc.* (Retail)	57	4,288
Owens & Minor, Inc. (Pharmaceuticals)	171	6,004
Pacific Biosciences of California, Inc.* (Biotechnology)	209	1,639
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	76	785
Pacific Sunwear of California, Inc.* (Retail)	304	663
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	95	8,424
Pain Therapeutics, Inc.* (Pharmaceuticals)	171	347
Papa John’s International, Inc. (Retail)	76	4,241
PAREXEL International Corp.* (Commercial Services)	152	8,445
Park Electrochemical Corp. (Electronics)	57	1,421
Park Sterling Corp. (Banks)	171	1,257
Parker Drilling Co.* (Oil & Gas)	361	1,108
Parkervision, Inc.* (Telecommunications)	513	467
Parkway Properties, Inc. (REIT)	190	3,494
Parsley Energy, Inc.*—Class A (Oil & Gas)	133	2,123
Pattern Energy Group, Inc. (Energy-Alternate Sources)	114	2,811
PDC Energy, Inc.* (Oil & Gas)	95	3,921
PDF Solutions, Inc.* (Software)	95	1,412
PDL BioPharma, Inc. (Biotechnology)	437	3,369
Pebblebrook Hotel Trust (REIT)	171	7,803
Pegasystems, Inc. (Software)	114	2,368
Pendrell Corp.* (Commercial Services)	665	918
Penn National Gaming, Inc.* (Entertainment)	228	3,130
Penn Virginia Corp.* (Oil & Gas)	190	1,269
Pennsylvania REIT (REIT)	190	4,457
PennyMac Mortgage Investment Trust (REIT)	190	4,007
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	665	924
Perficient, Inc.* (Internet)	114	2,124
Performant FINL Corp.* (Commercial Services)	114	758
Pericom Semiconductor Corp.* (Semiconductors)	95	1,286
Pernix Therapeutics Holdings I* (Pharmaceuticals)	133	1,249
PetMed Express, Inc. (Retail)	76	1,092
PetroQuest Energy, Inc.* (Oil & Gas)	209	782
PGT, Inc.* (Building Materials)	171	1,647
PharMerica Corp.* (Pharmaceuticals)	95	1,967
PHH Corp.* (Commercial Services)	152	3,642
Photronics, Inc.* (Semiconductors)	190	1,579
Physicians Realty Trust (REIT)	114	1,892
PICO Holdings, Inc.* (Water)	76	1,433
Piedmont Natural Gas Co., Inc. (Gas)	190	7,489
Pier 1 Imports, Inc. (Retail)	247	3,804
Pinnacle Entertainment, Inc.* (Entertainment)	152	3,382
Pinnacle Financial Partners, Inc. (Banks)	95	3,756
Pioneer Energy Services Corp.* (Oil & Gas Services)	171	947
Plantronics, Inc. (Telecommunications)	114	6,044
Platinum Underwriters Holdings, Ltd. (Insurance)	76	5,580
Plexus Corp.* (Electronics)	95	3,915
Plug Power, Inc.* (Energy-Alternate Sources)	494	1,482
Ply Gem Holdings, Inc.* (Building Materials)	95	1,328
PMC-Sierra, Inc.* (Semiconductors)	475	4,351
PNM Resources, Inc. (Electric)	209	6,193
Polycom, Inc.* (Telecommunications)	361	4,874
PolyOne Corp. (Chemicals)	228	8,642
Polypore International, Inc.* (Miscellaneous Manufacturing)	114	5,364
Pool Corp. (Distribution/Wholesale)	114	7,232
Popeyes Louisiana Kitchen, Inc.* (Retail)	57	3,207
Portland General Electric Co. (Electric)	190	7,188
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	95	2,690
Post Holdings, Inc.* (Food)	114	4,775
Potlatch Corp. (REIT)	114	4,773
Power Integrations, Inc. (Semiconductors)	76	3,932
PowerSecure International, Inc.* (Electrical Components & Equipment)	95	1,107
Pozen, Inc.* (Pharmaceuticals)	114	912
PRA Group, Inc.* (Consumer Finance)	133	7,705
Premiere Global Services, Inc.* (Telecommunications)	152	1,614
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	133	4,618
PRGX Global, Inc.* (Commercial Services)	133	761
Primerica, Inc. (Insurance)	133	7,216
Primoris Services Corp. (Pipelines)	114	2,649
PrivateBancorp, Inc. (Banks)	190	6,346
Procera Networks, Inc.* (Telecommunications)	95	683
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	266	2,011
Progress Software Corp.* (Software)	133	3,594
Proofpoint, Inc.* (Software)	95	4,582
PROS Holdings, Inc.* (Software)	76	2,088
Prosperity Bancshares, Inc. (Banks)	171	9,466
Prothena Corp PLC* (Biotechnology)	76	1,578
Proto Labs, Inc.* (Miscellaneous Manufacturing)	57	3,829
Provident Financial Services, Inc. (Savings & Loans)	171	3,088
PTC Therapeutics, Inc.* (Biotechnology)	76	3,935
Puma Biotechnology, Inc.* (Biotechnology)	57	10,788
QLIK Technologies, Inc.* (Software)	228	7,043
QLogic Corp.* (Semiconductors)	247	3,290
Quad Graphics, Inc. (Commercial Services)	95	2,181
Quality Distribution, Inc.* (Transportation)	95	1,011
Quality Systems, Inc. (Software)	152	2,370
Qualys, Inc.* (Computers)	57	2,152
Quanex Building Products Corp. (Building Materials)	114	2,141
Quantum Corp.* (Computers)	893	1,572
Quicklogic Corp.* (Semiconductors)	228	716
Quicksilver Resources, Inc.* (Oil & Gas)	475	94
Quidel Corp.* (Healthcare-Products)	95	2,747
QuinStreet, Inc.* (Internet)	171	1,038
Radian Group, Inc. (Insurance)	475	7,942
Radio One, Inc.*—Class D (Media)	152	254
Radnet, Inc.* (Healthcare-Services)	133	1,136
RAIT Financial Trust (REIT)	247	1,894
Rally Software Development COR* (Software)	95	1,080
Rambus, Inc.* (Semiconductors)	304	3,371
Ramco-Gershenson Properties Trust (REIT)	190	3,561
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	190	1,999
Raven Industries, Inc. (Miscellaneous Manufacturing)	95	2,375

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued

	Shares	Value
RBC Bearings, Inc. (Metal Fabricate/Hardware)	57	$3,678
RealD, Inc.* (Computers)	133	1,569
RealNetworks, Inc.* (Internet)	114	803
RealPage, Inc.* (Software)	152	3,338
Redwood Trust, Inc. (REIT)	228	4,492
Regis Corp.* (Retail)	133	2,229
Renasant Corp. (Banks)	95	2,748
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	114	1,107
Rent-A-Center, Inc. (Commercial Services)	133	4,831
Rentech, Inc.* (Chemicals)	722	910
Repligen Corp.* (Biotechnology)	95	1,881
Repros Therapeutics, Inc.* (Pharmaceuticals)	76	758
Republic Airways Holdings, Inc.* (Airlines)	152	2,218
Republic First Bancorp, Inc.* (Banks)	152	570
Resolute Energy Corp.* (Oil & Gas)	247	326
Resolute Forest Products, Inc.* (Forest Products & Paper)	190	3,346
Resource Capital Corp. (REIT)	380	1,915
Resources Connection, Inc. (Commercial Services)	133	2,188
Restoration Hardware Holdings, Inc.* (Retail)	76	7,296
Retail Opportunity Investments Corp. (REIT)	209	3,509
Retailmenot, Inc.* (Internet)	95	1,389
Retrophin, Inc.* (Biotechnology)	95	1,163
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	266	359
Rex Energy Corp.* (Oil & Gas)	133	678
Rexford Industrial Realty, Inc. (REIT)	95	1,492
Rexnord Corp.* (Metal Fabricate/Hardware)	190	5,360
RF Micro Devices, Inc.* (Telecommunications)	1,444	23,956
Rigel Pharmaceuticals, Inc.* (Biotechnology)	323	733
Rightside Group, Ltd.* (Internet)	38	255
RingCentral, Inc.*—Class A (Internet)	95	1,417
RLI Corp. (Insurance)	114	5,632
RLJ Lodging Trust (REIT)	323	10,829
Roadrunner Transportation Systems, Inc.* (Transportation)	76	1,775
Rockwell Medical, Inc.* (Healthcare-Products)	133	1,367
Rofin-Sinar Technologies, Inc.* (Electronics)	95	2,733
Rosetta Resources, Inc.* (Oil & Gas)	152	3,391
Rosetta Stone, Inc.* (Software)	95	927
Roundy’s, Inc.* (Retail)	171	828
Rouse Properties, Inc. (REIT)	114	2,111
RPX Corp.* (Commercial Services)	152	2,095
RSP Permian, Inc.* (Oil & Gas)	57	1,433
RTI Biologics, Inc.* (Biotechnology)	247	1,284
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	95	2,400
Rubicon Technology, Inc.* (Semiconductors)	114	521
Ruby Tuesday, Inc.* (Retail)	209	1,430
Ruckus Wireless, Inc.* (Telecommunications)	190	2,284
Rudolph Technologies, Inc.* (Semiconductors)	133	1,361
Rush Enterprises, Inc.*—Class A (Retail)	95	3,045
Ruth’s Hospitality Group, Inc. (Retail)	114	1,710
Ryman Hospitality Properties, Inc. (REIT)	114	6,012
S&T Bancorp, Inc. (Banks)	95	2,832
Sabra Health Care REIT, Inc. (REIT)	133	4,039
Safe Bulkers, Inc. (Transportation)	133	520
Safeguard Scientifics, Inc.* (Internet)	76	1,506
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	76	1,908
Saia, Inc.* (Transportation)	76	4,207
Sanchez Energy Corp.* (Oil & Gas)	114	1,059
Sanderson Farms, Inc. (Food)	57	4,789
Sandy Spring Bancorp, Inc. (Banks)	76	1,982
Sangamo Biosciences, Inc.* (Biotechnology)	190	2,890
Sanmina Corp.* (Electronics)	209	4,918
Sapiens International Corp. N.V.* (Software)	114	840
Sapient Corp.* (Internet)	304	7,563
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	114	1,650
ScanSource, Inc.* (Distribution/Wholesale)	76	3,052
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	76	1,715
Scholastic Corp. (Media)	76	2,768
Schulman (A.), Inc. (Chemicals)	76	3,080
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	76	3,215
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	209	1,831
Science Applications International Corp. (Computers)	114	5,646
Scientific Games Corp.*—Class A (Entertainment)	152	1,935
Sciquest, Inc.* (Software)	95	1,373
Scorpio Bulkers, Inc.* (Transportation)	380	749
Scorpio Tankers, Inc. (Transportation)	513	4,458
SeaChange International, Inc.* (Software)	133	849
SEACOR Holdings, Inc.* (Oil & Gas Services)	57	4,207
Select Comfort Corp.* (Home Furnishings)	152	4,109
Select Income REIT (REIT)	95	2,319
Select Medical Holdings Corp. (Healthcare-Services)	209	3,009
Selective Insurance Group, Inc. (Insurance)	152	4,130
SemGroup Corp.—Class A (Pipelines)	114	7,797
Semtech Corp.* (Semiconductors)	171	4,714
Senomyx, Inc.* (Food)	152	914
Sensient Technologies Corp. (Chemicals)	133	8,025
Sequenom, Inc.* (Biotechnology)	399	1,476
ServiceSource International, Inc.* (Commercial Services)	247	1,156
SFX Entertainment, Inc.* (Commercial Services)	171	775
Shenandoah Telecommunications Co. (Telecommunications)	76	2,375
Ship Finance International, Ltd. (Transportation)	171	2,415
ShoreTel, Inc.* (Telecommunications)	209	1,536
Shutterfly, Inc.* (Internet)	95	3,961
Silicon Graphics International Corp.* (Computers)	133	1,514
Silicon Image, Inc.* (Semiconductors)	266	1,468
Silicon Laboratories, Inc.* (Semiconductors)	114	5,429
Silver Bay Realty Trust Corp. (REIT)	114	1,888
Silver Spring Networks, Inc.* (Computers)	114	961
Simpson Manufacturing Co., Inc. (Building Materials)	114	3,944
Sinclair Broadcast Group, Inc.—Class A (Media)	171	4,679
Sizmek, Inc.* (Advertising)	95	595
Skechers U.S.A., Inc.*—Class A (Apparel)	95	5,249
Skilled Healthcare Group, Inc.*—Class A (Healthcare-Services)	114	977
SkyWest, Inc. (Airlines)	152	2,019
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	152	1,439
Snyders-Lance, Inc. (Food)	133	4,063
Solazyme, Inc.* (Energy-Alternate Sources)	209	539
Sonic Automotive, Inc.—Class A (Retail)	114	3,083
Sonic Corp. (Retail)	152	4,139
Sonus Networks, Inc.* (Telecommunications)	703	2,791
Sotheby’s—Class A (Commercial Services)	152	6,562
South Jersey Industries, Inc. (Gas)	95	5,598

See accompanying notes to financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
South State Corp. (Banks)	57	$3,824
Southwest Gas Corp. (Gas)	114	7,046
Sovran Self Storage, Inc. (REIT)	76	6,629
Spansion, Inc.*—Class A (Computers)	171	5,851
Spartan Motors, Inc. (Auto Parts & Equipment)	171	899
SpartanNash Co. (Food)	114	2,980
Spectranetics Corp.* (Healthcare-Products)	114	3,942
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	209	1,448
Speed Commerce, Inc.* (Distribution/Wholesale)	247	763
Spok Holdings, Inc. (Telecommunications)	76	1,319
Springleaf Holdings, Inc.* (Diversified Financial Services)	76	2,749
SS&C Technologies Holdings, Inc. (Software)	171	10,001
St. Joe Co.* (Real Estate)	171	3,144
Staar Surgical Co.* (Healthcare-Products)	114	1,039
STAG Industrial, Inc. (REIT)	133	3,259
Stage Stores, Inc. (Retail)	95	1,967
Standard Pacific Corp.* (Home Builders)	399	2,909
Starwood Waypoint Residential Trust (REIT)	114	3,006
State Bank Financial Corp. (Banks)	95	1,898
Steelcase, Inc.—Class A (Office Furnishings)	228	4,093
Stein Mart, Inc. (Retail)	95	1,389
STERIS Corp. (Healthcare-Products)	152	9,857
Sterling Bancorp (Savings & Loans)	228	3,279
Steven Madden, Ltd.* (Apparel)	152	4,838
Stewart Information Services Corp. (Insurance)	57	2,111
Stifel Financial Corp.* (Diversified Financial Services)	171	8,725
Stillwater Mining Co.* (Mining)	304	4,481
Stone Energy Corp.* (Oil & Gas)	152	2,566
Stoneridge, Inc.* (Electronics)	114	1,466
Strategic Hotels & Resorts, Inc.* (REIT)	627	8,295
Summit Hotel Properties, Inc. (REIT)	247	3,073
Sun Bancorp, Inc.* (Banks)	38	737
Sun Communities, Inc. (REIT)	114	6,892
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	57	2,245
SunCoke Energy, Inc. (Coal)	190	3,674
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	190	485
Sunstone Hotel Investors, Inc. (REIT)	475	7,842
Super Micro Computer, Inc.* (Computers)	95	3,314
Superior Industries International, Inc. (Auto Parts & Equipment)	76	1,504
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	114	946
SUPERVALU, Inc.* (Food)	532	5,160
Susquehanna Bancshares, Inc. (Banks)	494	6,634
Swift Energy Co.* (Oil & Gas)	133	539
Swift Transportation Co.* (Transportation)	228	6,527
Sykes Enterprises, Inc.* (Computers)	114	2,676
Symetra Financial Corp. (Insurance)	190	4,379
Synageva BioPharma Corp.* (Biotechnology)	57	5,289
Synaptics, Inc.* (Computers)	95	6,540
Synchronoss Technologies, Inc.* (Software)	95	3,977
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	342	1,043
Synergy Resources Corp.* (Oil & Gas)	190	2,383
SYNNEX Corp. (Software)	76	5,940
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	247	655
Take-Two Interactive Software, Inc.* (Software)	247	6,923
TAL International Group, Inc. (Trucking & Leasing)	95	4,140
Tangoe, Inc.* (Software)	114	1,485
TASER International, Inc.* (Electronics)	152	4,025
Team Health Holdings, Inc.* (Commercial Services)	171	9,837
Team, Inc.* (Commercial Services)	57	2,306
Teekay Tankers, Ltd.—Class A (Transportation)	247	1,250
TeleCommunication Systems, Inc.*—Class A (Internet)	247	771
Teledyne Technologies, Inc.* (Aerospace/Defense)	95	9,761
Telenav, Inc.* (Telecommunications)	133	887
Tenneco, Inc.* (Auto Parts & Equipment)	152	8,605
Terreno Realty Corp. (REIT)	95	1,960
Tesco Corp. (Oil & Gas Services)	95	1,218
Tessera Technologies, Inc. (Semiconductors)	152	5,436
TETRA Tech, Inc. (Environmental Control)	171	4,566
TETRA Technologies, Inc.* (Oil & Gas Services)	228	1,523
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	76	3,018
Texas Capital Bancshares, Inc.* (Banks)	114	6,194
Texas Roadhouse, Inc.—Class A (Retail)	190	6,414
Textainer Group Holdings, Ltd. (Trucking & Leasing)	57	1,956
TG Therapeutics, Inc.* (Pharmaceuticals)	95	1,505
The Andersons, Inc. (Agriculture)	76	4,039
The Brink’s Co. (Commercial Services)	133	3,247
The Buckle, Inc. (Retail)	76	3,992
The Cato Corp.—Class A (Retail)	76	3,206
The Cheesecake Factory, Inc. (Retail)	133	6,691
The Children’s Place Retail Stores, Inc. (Retail)	57	3,249
The Corporate Executive Board Co. (Commercial Services)	95	6,890
The Ensign Group, Inc. (Healthcare-Services)	57	2,530
The Finish Line, Inc.—Class A (Retail)	133	3,233
The Fresh Market, Inc.* (Food)	114	4,697
The Geo Group, Inc. (REIT)	190	7,668
The Greenbrier Cos., Inc. (Trucking & Leasing)	76	4,083
The KEYW Holding Corp.* (Computers)	114	1,183
The McClatchy Co.*—Class A (Media)	228	757
The Medicines Co.* (Biotechnology)	171	4,732
The Men’s Wearhouse, Inc. (Retail)	114	5,033
The New York Times Co.—Class A (Media)	361	4,772
The Pantry, Inc.* (Retail)	76	2,817
The Pep Boys-Manny, Moe & Jack* (Retail)	171	1,679
The Ryland Group, Inc. (Home Builders)	114	4,396
The Ultimate Software Group, Inc.* (Software)	76	11,159
TherapeuticsMD, Inc.* (Pharmaceuticals)	323	1,437
Theravance Biopharma, Inc.* (Biotechnology)	76	1,134
Theravance, Inc. (Biotechnology)	209	2,957
Thermon Group Holdings, Inc.* (Oil & Gas Services)	95	2,298
Third Point Reinsurance, Ltd.* (Insurance)	171	2,478
Thoratec Corp.* (Healthcare-Products)	152	4,934
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	247	785
Tile Shop Holdings, Inc.* (Retail)	95	844
Time, Inc. (Media)	285	7,014
Titan International, Inc. (Auto Parts & Equipment)	133	1,414
TiVo, Inc.* (Home Furnishings)	304	3,599
Tornier N.V.* (Healthcare-Products)	95	2,423
Tower International, Inc.* (Auto Parts & Equipment)	57	1,456
TowneBank (Banks)	95	1,436
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	95	512
TransEnterix, Inc.* (Healthcare-Products)	152	442

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Common Stocks, continued

	Shares	Value
Tredegar Corp. (Miscellaneous Manufacturing)	76	$1,709
TreeHouse Foods, Inc.* (Food)	95	8,125
Tremor Video, Inc.* (Advertising)	171	491
Trex Co., Inc.* (Building Materials)	95	4,046
Triangle Petroleum Corp.* (Oil & Gas)	209	999
TriMas Corp.* (Miscellaneous Manufacturing)	114	3,567
Triple-S Management Corp.* (Healthcare-Services)	76	1,817
Tristate Capital Holdings, Inc.* (Banks)	76	778
Tronox, Ltd. (Chemicals)	171	4,083
TrueBlue, Inc.* (Commercial Services)	114	2,537
Trulia, Inc.* (Internet)	95	4,373
TrustCo Bank Corp. (Banks)	285	2,069
Trustmark Corp. (Banks)	171	4,196
TTM Technologies, Inc.* (Electronics)	190	1,431
Tuesday Morning Corp.* (Retail)	133	2,886
Tumi Holdings, Inc.* (Household Products/Wares)	133	3,156
Tutor Perini Corp.* (Engineering & Construction)	95	2,287
Tyler Technologies, Inc.* (Software)	76	8,317
U.S. Silica Holdings, Inc. (Mining)	133	3,417
Ubiquiti Networks, Inc. (Telecommunications)	76	2,253
UIL Holdings Corp. (Electric)	152	6,618
Ultra Clean Holdings, Inc.* (Semiconductors)	114	1,058
Ultrapetrol Bahamas, Ltd.* (Transportation)	190	407
Ultratech Stepper, Inc.* (Semiconductors)	95	1,763
UMB Financial Corp. (Banks)	95	5,405
Umpqua Holdings Corp. (Banks)	418	7,110
Unilife Corp.* (Healthcare-Products)	399	1,337
Union Bankshares Corp. (Banks)	133	3,203
Unisys Corp.* (Computers)	133	3,921
United Bankshares, Inc. (Banks)	171	6,404
United Community Banks, Inc. (Banks)	152	2,879
United Community Financial Corp. (Savings & Loans)	228	1,224
United Financial Bancorp, Inc. (Savings & Loans)	152	2,183
United Fire Group, Inc. (Insurance)	57	1,695
United Natural Foods, Inc.* (Food)	133	10,285
United Stationers, Inc. (Distribution/Wholesale)	114	4,806
Universal American Corp.* (Healthcare-Services)	152	1,411
Universal Corp. (Agriculture)	57	2,507
Universal Display Corp.* (Electrical Components & Equipment)	114	3,163
Universal Forest Products, Inc. (Building Materials)	57	3,032
Universal Insurance Holdings, Inc. (Insurance)	114	2,331
Universal Technical Institute, Inc. (Commercial Services)	95	935
Unwired Planet, Inc.* (Internet)	437	437
Urstadt Biddle Properties—Class A (REIT)	76	1,663
US Ecology, Inc. (Environmental Control)	57	2,287
UTI Worldwide, Inc.* (Transportation)	266	3,211
VAALCO Energy, Inc.* (Oil & Gas)	190	866
Vail Resorts, Inc. (Entertainment)	95	8,658
Valley National Bancorp (Banks)	513	4,981
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	114	1,632
Vantage Drilling Co.* (Oil & Gas)	722	353
VASCO Data Security International, Inc.* (Internet)	114	3,216
Vector Group, Ltd. (Agriculture)	171	3,644
Veeco Instruments, Inc.* (Semiconductors)	114	3,976
Vera Bradley, Inc.* (Retail)	76	1,549
Verastem, Inc.* (Biotechnology)	95	868
Verint Systems, Inc.* (Software)	133	7,751
Viad Corp. (Commercial Services)	76	2,026
ViaSat, Inc.* (Telecommunications)	114	7,185
ViewPoint Financial Group, Inc. (Banks)	114	2,719
Violin Memory, Inc.* (Computers)	285	1,365
VirnetX Holding Corp.* (Internet)	133	730
Virtusa Corp.* (Computers)	76	3,167
Vitamin Shoppe, Inc.* (Retail)	76	3,692
Vitesse Semiconductor Corp.* (Semiconductors)	247	934
VIVUS, Inc.* (Pharmaceuticals)	304	876
Vocera Communications, Inc.* (Computers)	95	990
Volcano Corp.* (Healthcare-Products)	152	2,718
Vonage Holdings Corp.* (Telecommunications)	532	2,027
Vringo, Inc.* (Telecommunications)	304	167
W&T Offshore, Inc. (Oil & Gas)	114	837
Wabash National Corp.* (Auto Manufacturers)	190	2,348
WageWorks, Inc.* (Diversified Financial Services)	95	6,135
Walter Energy, Inc. (Coal)	228	315
Walter Investment Management Corp.* (Diversified Financial Services)	95	1,568
Warren Resources, Inc.* (Oil & Gas)	247	398
Washington Federal, Inc. (Savings & Loans)	266	5,891
Washington REIT (REIT)	171	4,730
Waterstone Financial, Inc. (Savings & Loans)	114	1,499
Watsco, Inc. (Distribution/Wholesale)	57	6,099
Watts Water Technologies, Inc.—Class A (Electronics)	76	4,821
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	133	1,512
Web.com Group, Inc.* (Internet)	133	2,526
WebMD Health Corp.* (Internet)	95	3,757
Webster Financial Corp. (Banks)	228	7,417
Weight Watchers International, Inc.* (Commercial Services)	95	2,360
WellCare Health Plans, Inc.* (Healthcare-Services)	114	9,355
Werner Enterprises, Inc. (Transportation)	114	3,551
WesBanco, Inc. (Banks)	76	2,645
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	152	2,125
West Corp. (Telecommunications)	114	3,762
West Pharmaceutical Services, Inc. (Healthcare-Products)	171	9,104
Westamerica Bancorp (Banks)	76	3,726
Western Alliance Bancorp* (Banks)	190	5,282
Western Asset Mortgage Capital Corp. (REIT)	133	1,955
Western Refining, Inc. (Oil & Gas)	133	5,024
WEX, Inc.* (Commercial Services)	95	9,396
WGL Holdings, Inc. (Gas)	133	7,264
Whitestone REIT (REIT)	76	1,148
Willbros Group, Inc.* (Oil & Gas Services)	133	834
Wilshire Bancorp, Inc. (Banks)	209	2,117
Winnebago Industries, Inc. (Home Builders)	76	1,654
Wintrust Financial Corp. (Banks)	114	5,331
WisdomTree Investments, Inc. (Diversified Financial Services)	285	4,467
Wolverine World Wide, Inc. (Apparel)	266	7,839
Woodward, Inc. (Electronics)	171	8,419
World Wrestling Entertainment, Inc.—Class A (Media)	114	1,407
Worthington Industries, Inc. (Iron/Steel)	133	4,002
Wright Medical Group, Inc.* (Healthcare-Products)	133	3,574
Xcerra Corp.* (Semiconductors)	171	1,566

See accompanying notes to financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Xenoport, Inc.* (Pharmaceuticals)	228	$2,000
XO Group, Inc.* (Internet)	95	1,730
Xoma Corp.* (Biotechnology)	304	1,091
Xoom Corp.* (Commercial Services)	95	1,663
XPO Logistics, Inc.* (Transportation)	133	5,437
YRC Worldwide, Inc.* (Transportation)	95	2,137
Zeltiq Aesthetics, Inc.* (Healthcare-Products)	171	4,774
Zep, Inc. (Chemicals)	76	1,151
ZIOPHARM Oncology, Inc.* (Biotechnology)	228	1,156
Zix Corp.* (Internet)	323	1,163
Zoe’s Kitchen, Inc.* (Retail)	76	2,273
Zumiez, Inc.* (Retail)	342	13,210
TOTAL COMMON STOCKS (Cost $2,886,021)		4,106,379

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(b) (Biotechnology)	493	—
Leap Wireless International, Inc.*+(c) (Telecommunications)	390	983
Trius Therapeutics, Inc.*+(b) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		983

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(d)(e) (76.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $11,440,019	$11,440,000	$11,440,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,440,000)		11,440,000
TOTAL INVESTMENT SECURITIES (Cost $14,327,004)—104.1%		15,547,362
Net other assets (liabilities)—(4.1)%		(615,421)
NET ASSETS—100.0%		$14,931,941

+                      These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2014, these securities represented less than 0.005% of the net assets of the Fund.

*                      Non-income producing security

(a)              Number of shares is less than 0.50

(b)              Rights entitle the Fund to cash based on certain commercial sales milestones.

(c)               Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $867,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	21	3/23/15	$2,522,310	$91,945

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	1/27/15	(0.26)%	$3,574,875	$(42,277)
Russell 2000 Index	UBS AG	1/27/15	(0.01)%	4,685,337	(55,476)
				$8,260,212	$(97,753)

^                       Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 37

ProFund VP Small-Cap invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$6,783	NM
Aerospace/Defense	62,200	0.5%
Agriculture	11,166	0.1%
Airlines	17,645	0.1%
Apparel	24,863	0.2%
Auto Manufacturers	2,348	NM
Auto Parts & Equipment	50,497	0.3%
Banks	264,399	1.7%
Biotechnology	157,488	1.2%
Building Materials	49,860	0.4%
Chemicals	89,152	0.7%
Coal	7,754	NM
Commercial Services	204,993	1.5%
Computers	112,949	0.7%
Consumer Finance	8,974	0.1%
Cosmetics/Personal Care	1,626	NM
Distribution/Wholesale	31,848	0.2%
Diversified Financial Services	92,690	0.6%
Electric	88,137	0.5%
Electrical Components & Equipment	43,388	0.3%
Electronics	80,022	0.6%
Energy-Alternate Sources	12,547	0.1%
Engineering & Construction	28,844	0.2%
Entertainment	32,573	0.3%
Environmental Control	15,393	0.1%
Food	71,564	0.5%
Forest Products & Paper	21,021	0.1%
Gas	48,702	0.3%
Hand/Machine Tools	4,991	NM
Healthcare-Products	166,007	1.2%
Healthcare-Services	65,741	0.4%
Holding Companies-Diversified	5,441	NM
Home Builders	23,876	0.1%
Home Furnishings	19,484	0.1%
Household Products/Wares	12,634	NM
Housewares	2,389	NM
Insurance	120,981	0.9%
Internet	91,663	0.5%
Internet Software & Services	7,110	NM
Investment Companies	4,142	NM
Iron/Steel	12,926	0.1%
Leisure Time	26,350	0.2%
Lodging	15,217	0.1%
Machinery-Diversified	25,081	0.2%
Media	52,305	0.4%
Metal Fabricate/Hardware	26,738	0.1%
Mining	28,108	0.1%
Miscellaneous Manufacturing	65,738	0.3%
Multi-National	2,860	NM
Office Furnishings	20,331	0.1%
Oil & Gas	66,123	0.6%
Oil & Gas Services	45,301	0.3%
Packaging & Containers	18,321	0.1%
Pharmaceuticals	161,777	1.1%
Pipelines	10,446	0.1%
Real Estate	23,656	0.1%
REIT	386,282	2.6%
Retail	250,487	1.7%
Savings & Loans	64,205	0.5%
Semiconductors	157,370	1.0%
Software	217,558	1.5%
Storage/Warehousing	6,743	NM
Telecommunications	155,363	1.0%
Toys/Games/Hobbies	986	NM
Transportation	84,027	0.6%
Trucking & Leasing	10,179	0.1%
Water	8,999	0.1%
Other**	10,824,579	72.5%
Total	$14,931,941	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

38 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$14,327,004
Securities, at value	4,107,362
Repurchase agreements, at value	11,440,000
Total Investment Securities, at value	15,547,362
Cash	445
Segregated cash balances with brokers	147,420
Segregated cash balances with custodian	938
Dividends and interest receivable	5,019
Receivable for capital shares issued	11,706
Receivable for investments sold	12,957
Prepaid expenses	85
TOTAL ASSETS	15,725,932

LIABILITIES:
Payable for investments purchased	11,979
Payable for capital shares redeemed	623,727
Unrealized loss on swap agreements	97,753
Variation margin on futures contracts	21,430
Advisory fees payable	9,392
Management services fees payable	1,252
Administration fees payable	439
Administrative services fees payable	6,862
Distribution fees payable	7,352
Trustee fees payable	5
Transfer agency fees payable	702
Fund accounting fees payable	834
Compliance services fees payable	66
Other accrued expenses	12,198
TOTAL LIABILITIES	793,991
NET ASSETS	$14,931,941

NET ASSETS CONSIST OF:
Capital	$13,388,649
Accumulated net investment income (loss)	(2,343)
Accumulated net realized gains (losses) on investments	331,085
Net unrealized appreciation (depreciation) on investments	1,214,550
NET ASSETS	$14,931,941

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	464,332
Net Asset Value (offering and redemption price per share)	$32.16

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$77,010
Interest	1,525
Foreign tax withholding	(26)
TOTAL INVESTMENT INCOME	78,509

EXPENSES:
Advisory fees	104,337
Management services fees	13,911
Administration fees	5,578
Transfer agency fees	8,560
Administrative services fees	33,147
Distribution fees	34,779
Custody fees	11,543
Fund accounting fees	20,173
Trustee fees	364
Compliance services fees	99
Other fees	18,387
Total Gross Expenses before reductions	250,878
Expenses reduced and reimbursed by the Advisor	(17,162)
TOTAL NET EXPENSES	233,716
NET INVESTMENT INCOME (LOSS)	(155,207)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	785,920
Net realized gains (losses) on futures contracts	(37,257)
Net realized gains (losses) on swap agreements	(180,844)
Change in net unrealized appreciation/depreciation on investments	(1,097,487)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(529,668)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(684,875)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 39

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(155,207)	$(218,311)
Net realized gains (losses) on investments	567,819	3,674,532
Change in net unrealized appreciation/depreciation on investments	(1,097,487)	1,865,903
Change in net assets resulting from operations	(684,875)	5,322,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,284,608)	(402,830)
Change in net assets resulting from distributions	(2,284,608)	(402,830)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,485,154	55,869,795
Dividends reinvested	2,284,608	402,830
Value of shares redeemed	(51,350,519)	(51,626,589)
Change in net assets resulting from capital transactions	(6,580,757)	4,646,036
Change in net assets	(9,550,240)	9,565,330

NET ASSETS:
Beginning of period	24,482,181	14,916,851
End of period	$14,931,941	$24,482,181
Accumulated net investment income (loss)	$(2,343)	$(4,200)

SHARE TRANSACTIONS:
Issued	1,281,137	1,622,304
Reinvested	74,734	12,429
Redeemed	(1,506,457)	(1,521,117)
Change in shares	(150,586)	113,616

See accompanying notes to financial statements.

40 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$39.81	$29.76	$26.36	$27.94	$22.39

Investment Activities:
Net investment income (loss)(a)	(0.39)	(0.41)	(0.27)	(0.39)	(0.31)
Net realized and unrealized gains (losses) on investments	0.95 (b)	11.29	4.13	(1.19)	5.86
Total income (loss) from investment activities	0.56	10.88	3.86	(1.58)	5.55

Distributions to Shareholders From:
Net realized gains on investments	(8.21)	(0.83)	(0.46)	—	—

Net Asset Value, End of Period	$32.16	$39.81	$29.76	$26.36	$27.94

Total Return	2.48%	37.18%	14.75%	(5.65)%	24.79%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.81%	1.98%	2.08%	2.05%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.12)%	(1.17)%	(0.94)%	(1.40)%	(1.31)%

Supplemental Data:
Net assets, end of period (000’s)	$14,932	$24,482	$14,917	$7,103	$9,078
Portfolio turnover rate(c)	16%	31%	29%	202%	378%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Dow 30 :: 41

ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 6.38%. For the same period, the Index had a total return of 10.04%(1) and a volatility of 10.91%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP Dow 30	6.38%	10.24%	5.28%
Dow Jones Industrial Average	10.04%	14.22%	8.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.70%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	26%
Industrial	19%
Consumer, Non-Cyclical	15%
Consumer, Cyclical	14%
Technology	9%
Energy	7%
Communications	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: ProFund VP Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (72.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $2,048,003	$2,048,000	$2,048,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,048,000)		2,048,000
TOTAL INVESTMENT SECURITIES (Cost $2,048,000)—72.6%		2,048,000
Net other assets (liabilities)—27.4%		771,661
NET ASSETS—100.0%		$2,819,661

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $413,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/15	0.74%	$1,107,245	$(13,412)
Dow Jones Industrial Average	UBS AG	1/27/15	0.49%	1,701,164	(14,284)
				$2,808,409	$(27,696)

^                       Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 43

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$2,048,000
Repurchase agreements, at value	2,048,000
Total Investment Securities, at value	2,048,000
Cash	485
Interest receivable	2
Receivable for capital shares issued	804,706
Prepaid expenses	59
TOTAL ASSETS	2,853,252

LIABILITIES:
Unrealized loss on swap agreements	27,696
Advisory fees payable	753
Management services fees payable	100
Administration fees payable	86
Administrative services fees payable	961
Distribution fees payable	1,305
Transfer agency fees payable	138
Fund accounting fees payable	164
Compliance services fees payable	16
Other accrued expenses	2,372
TOTAL LIABILITIES	33,591
NET ASSETS	$2,819,661

NET ASSETS CONSIST OF:
Capital	$3,911,651
Accumulated net realized gains (losses) on investments	(1,064,294)
Net unrealized appreciation (depreciation) on investments	(27,696)
NET ASSETS	$2,819,661

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	83,076
Net Asset Value (offering and redemption price per share)	$33.94

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$849

EXPENSES:
Advisory fees	32,990
Management services fees	4,399
Administration fees	1,750
Transfer agency fees	2,671
Administrative services fees	2,774
Distribution fees	10,997
Custody fees	7,341
Fund accounting fees	3,295
Trustee fees	89
Compliance services fees	24
Other fees	5,638
Recoupment of prior expenses reduced by the Advisor	1,930
TOTAL NET EXPENSES	73,898
NET INVESTMENT INCOME (LOSS)	(73,049)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	23,821
Net realized gains (losses) on swap agreements	4,750
Change in net unrealized appreciation/depreciation on investments	(31,478)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,907)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,956)

See accompanying notes to financial statements.

44 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(73,049)	$(34,267)
Net realized gains (losses) on investments	28,571	252,012
Change in net unrealized appreciation/depreciation on investments	(31,478)	(4,074)
Change in net assets resulting from operations	(75,956)	213,671

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(163,718)	—
Change in net assets resulting from distributions	(163,718)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	299,414,564	185,426,997
Dividends reinvested	163,718	—
Value of shares redeemed	(297,164,395)	(192,956,898)
Change in net assets resulting from capital transactions	2,413,887	(7,529,901)
Change in net assets	2,174,213	(7,316,230)

NET ASSETS:
Beginning of period	645,448	7,961,678
End of period	$2,819,661	$645,448

SHARE TRANSACTIONS:
Issued	8,682,442	5,510,526
Reinvested	5,131	—
Redeemed	(8,621,854)	(5,761,129)
Change in shares	65,719	(250,603)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 45

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$37.19	$29.71	$27.81	$26.78	$24.30

Investment Activities:
Net investment income (loss)(a)	(0.58)	(0.55)	(0.46)	(0.43)	(0.39)
Net realized and unrealized gains (losses) on investments	2.62 (b)	8.03	2.36	1.46	2.87
Total income (loss) from investment activities	2.04	7.48	1.90	1.03	2.48

Distributions to Shareholders From:
Net realized gains on investments	(5.29)	—	—	—	—

Net Asset Value, End of Period	$33.94	$37.19	$29.71	$27.81	$26.78

Total Return	6.38%	25.18%	6.83%	3.85%	10.21%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.70%	1.78%	1.81%	1.73%
Net expenses	1.68%	1.68%	1.68%	1.62%	1.68%
Net investment income (loss)	(1.66)%	(1.64)%	(1.58)%	(1.59)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$2,820	$645	$7,962	$805	$257
Portfolio turnover rate(c)	—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

46 :: ProFund VP NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP NASDAQ-100 seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 17.01%. For the same period, the Index had a total return of 19.40%(1) and a volatility of 14.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified market capitalization-weighted methodology.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP NASDAQ-100	17.01%	16.98%	9.06%
NASDAQ-100 Index	19.40%	19.23%	10.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP NASDAQ-100	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	34%
Futures Contracts	13%
Swap Agreements	53%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	4.6%
Microsoft Corp.	2.7%
Google, Inc.	2.3%
Intel Corp.	1.2%
Facebook, Inc.	1.2%

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	32%
Consumer, Non-Cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP NASDAQ-100 :: 47

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (34.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,410	$88,862
Adobe Systems, Inc.* (Software)	3,060	222,462
Akamai Technologies, Inc.* (Software)	1,080	67,997
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	227,587
Altera Corp. (Semiconductors)	1,860	68,708
Amazon.com, Inc.* (Internet)	2,850	884,498
American Airlines Group, Inc. (Airlines)	4,410	236,508
Amgen, Inc. (Biotechnology)	4,680	745,477
Analog Devices, Inc. (Semiconductors)	1,920	106,598
Apple Computer, Inc. (Computers)	36,060	3,980,303
Applied Materials, Inc. (Semiconductors)	7,500	186,900
Autodesk, Inc.* (Software)	1,410	84,685
Automatic Data Processing, Inc. (Commercial Services)	2,970	247,609
Avago Technologies, Ltd. (Semiconductors)	1,560	156,920
Baidu, Inc.*ADR (Internet)	1,710	389,829
Bed Bath & Beyond, Inc.* (Retail)	1,140	86,834
Biogen Idec, Inc.* (Biotechnology)	1,440	488,808
Broadcom Corp.—Class A (Semiconductors)	3,330	144,289
C.H. Robinson Worldwide, Inc. (Transportation)	900	67,401
CA, Inc. (Software)	2,730	83,129
Catamaran Corp.* (Pharmaceuticals)	1,290	66,758
Celgene Corp.* (Biotechnology)	4,920	550,351
Cerner Corp.* (Software)	2,100	135,786
Charter Communications, Inc.*—Class A (Media)	660	109,969
Check Point Software Technologies, Ltd.* (Software)	1,170	91,927
Cisco Systems, Inc. (Telecommunications)	31,440	874,504
Citrix Systems, Inc.* (Software)	990	63,162
Cognizant Technology Solutions Corp.* (Computers)	3,750	197,475
Comcast Corp.—Class A (Media)	13,230	767,472
Comcast Corp.—Class A (Media)	2,550	146,791
Costco Wholesale Corp. (Retail)	2,700	382,725
DIRECTV*—Class A (Media)	3,090	267,903
Discovery Communications, Inc.*—Class A (Media)	900	31,005
Discovery Communications, Inc.*—Class C (Media)	1,770	59,684
DISH Network Corp.*—Class A (Media)	1,380	100,588
Dollar Tree, Inc.* (Retail)	1,260	88,679
eBay, Inc.* (Internet)	7,650	429,318
Electronic Arts, Inc.* (Software)	1,920	90,269
Equinix, Inc. (Internet)	330	74,821
Expeditors International of Washington, Inc. (Transportation)	1,200	53,532
Express Scripts Holding Co.* (Pharmaceuticals)	4,500	381,014
Facebook, Inc.*—Class A (Internet)	13,680	1,067,314
Fastenal Co. (Distribution/Wholesale)	1,830	87,035
Fiserv, Inc.* (Software)	1,500	106,455
Garmin, Ltd. (Electronics)	1,170	61,811
Gilead Sciences, Inc.* (Biotechnology)	9,270	873,790
Google, Inc.*—Class A (Internet)	1,740	923,348
Google, Inc.*—Class C (Internet)	2,100	1,105,439
Henry Schein, Inc.* (Healthcare-Products)	510	69,437
Illumina, Inc.* (Biotechnology)	870	160,585
Intel Corp. (Semiconductors)	29,730	1,078,902
Intuit, Inc. (Software)	1,770	163,176
Intuitive Surgical, Inc.* (Healthcare-Products)	210	111,077
Keurig Green Mountain, Inc. (Beverages)	990	131,071
KLA-Tencor Corp. (Semiconductors)	1,020	71,726
Kraft Foods Group, Inc. (Food)	3,630	227,456
Lam Research Corp. (Semiconductors)	990	78,547
Liberty Global PLC*—Class A (Media)	1,530	76,814
Liberty Global PLC* (Media)	3,960	191,308
Liberty Media Corp.*—Class C (Media)	1,410	49,392
Liberty Media Corp.* (Media)	630	22,220
Liberty Media Holding Corp.—Interactive Series A* (Internet)	2,760	81,199
Liberty Ventures* (Internet)	840	31,685
Linear Technology Corp. (Semiconductors)	1,470	67,032
Marriott International, Inc.—Class A (Lodging)	1,740	135,772
Mattel, Inc. (Toys/Games/Hobbies)	2,070	64,056
Micron Technology, Inc.* (Semiconductors)	6,600	231,066
Microsoft Corp. (Software)	50,700	2,355,014
Mondelez International, Inc.—Class A (Food)	10,320	374,874
Monster Beverage Corp.* (Beverages)	1,020	110,517
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,310	130,215
NetApp, Inc. (Computers)	1,920	79,584
Netflix, Inc.* (Internet)	360	122,980
NVIDIA Corp. (Semiconductors)	3,330	66,767
NXP Semiconductors N.V.* (Semiconductors)	1,410	107,724
O’Reilly Automotive, Inc.* (Retail)	630	121,351
PACCAR, Inc. (Auto Manufacturers)	2,190	148,942
Paychex, Inc. (Software)	2,220	102,497
Priceline.com, Inc.* (Internet)	330	376,269
Qualcomm, Inc. (Semiconductors)	10,230	760,396
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	600	246,150
Ross Stores, Inc. (Retail)	1,290	121,595
SanDisk Corp. (Computers)	1,350	132,273
SBA Communications Corp.*—Class A (Engineering & Construction)	780	86,393
Seagate Technology PLC (Computers)	2,010	133,665
Sigma-Aldrich Corp. (Chemicals)	720	98,834
Sirius XM Holdings, Inc.* (Media)	33,780	118,230
Staples, Inc. (Retail)	3,930	71,212
Starbucks Corp. (Retail)	4,590	376,609
Stericycle, Inc.* (Environmental Control)	510	66,851
Symantec Corp. (Internet)	4,230	108,521
Tesla Motors, Inc.* (Auto Manufacturers)	780	173,480
Texas Instruments, Inc. (Semiconductors)	6,510	348,057
Tractor Supply Co. (Retail)	840	66,209
TripAdvisor, Inc.* (Internet)	810	60,475
Twenty-First Century Fox, Inc.—Class B (Media)	4,920	181,499
Twenty-First Century Fox, Inc.—Class A (Media)	8,340	320,297
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,020	65,331
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,470	174,636
Viacom, Inc.—Class B (Media)	2,220	167,055
VimpelCom, Ltd.ADR (Telecommunications)	10,800	45,090
Vodafone Group PLCADR (Telecommunications)	3,000	102,510
Western Digital Corp. (Computers)	1,440	159,408
Whole Foods Market, Inc. (Food)	2,220	111,932
Wynn Resorts, Ltd. (Lodging)	630	93,719
Xilinx, Inc. (Semiconductors)	1,620	70,130
Yahoo!, Inc.* (Internet)	5,820	293,968
TOTAL COMMON STOCKS (Cost $9,335,403)		29,648,109

See accompanying notes to financial statements.

48 :: ProFund VP NASDAQ-100 :: Financial Statements

Repurchase Agreements(a)(b) (56.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $49,259,080	$49,259,000	$49,259,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,259,000)		49,259,000
TOTAL INVESTMENT SECURITIES (Cost $58,594,403)—90.8%		78,907,109
Net other assets (liabilities)—9.2%		8,000,323
NET ASSETS—100.0%		$86,907,432

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $5,535,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	133	3/23/15	$11,259,780	$14,516

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/15	0.94%	$23,779,987	$(292,283)
NASDAQ-100 Index	UBS AG	1/27/15	0.49%	22,090,803	(440,069)
				$45,870,790	$(732,352)

^                       Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Airlines	$236,508	0.3%
Auto Manufacturers	322,422	0.4%
Beverages	241,588	0.3%
Biotechnology	3,467,384	3.9%
Chemicals	98,834	0.1%
Commercial Services	312,940	0.4%
Computers	4,682,708	5.4%
Distribution/Wholesale	87,035	0.1%
Electronics	61,811	0.1%
Engineering & Construction	86,393	0.1%
Environmental Control	66,851	0.1%
Food	714,262	0.8%
Healthcare-Products	180,514	0.2%
Internet	5,949,664	6.9%
Lodging	229,491	0.3%
Media	2,610,227	2.9%
Pharmaceuticals	577,987	0.7%
Retail	1,315,214	1.4%
Semiconductors	3,543,762	4.1%
Software	3,655,421	4.2%
Telecommunications	1,022,104	1.2%
Toys/Games/Hobbies	64,056	0.1%
Transportation	120,933	0.1%
Other**	57,259,323	65.9%
Total	$86,907,432	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 49

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$58,594,403
Securities, at value	29,648,109
Repurchase agreements, at value	49,259,000
Total Investment Securities, at value	78,907,109
Cash	1,778
Segregated cash balances with brokers	518,700
Dividends and interest receivable	10,840
Receivable for capital shares issued	8,525,324
Prepaid expenses	308
TOTAL ASSETS	87,964,059

LIABILITIES:
Payable for capital shares redeemed	12,144
Unrealized loss on swap agreements	732,352
Variation margin on futures contracts	124,355
Advisory fees payable	50,556
Management services fees payable	6,741
Administration fees payable	2,437
Administrative services fees payable	35,271
Distribution fees payable	34,601
Trustee fees payable	26
Transfer agency fees payable	3,902
Fund accounting fees payable	4,635
Compliance services fees payable	346
Other accrued expenses	49,261
TOTAL LIABILITIES	1,056,627
NET ASSETS	$86,907,432

NET ASSETS CONSIST OF:
Capital	$62,242,372
Accumulated net investment income (loss)	2,943
Accumulated net realized gains (losses) on investments	5,067,247
Net unrealized appreciation (depreciation) on investments	19,594,870
NET ASSETS	$86,907,432

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,525,974
Net Asset Value (offering and redemption price per share)	$34.41

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$460,402
Interest	7,651
TOTAL INVESTMENT INCOME	468,053

EXPENSES:
Advisory fees	474,987
Management services fees	63,331
Administration fees	25,208
Transfer agency fees	38,799
Administrative services fees	180,335
Distribution fees	158,329
Custody fees	10,582
Fund accounting fees	48,213
Trustee fees	1,429
Compliance services fees	558
Other fees	99,203
Total Gross Expenses before reductions	1,100,974
Expenses reduced and reimbursed by the Advisor	(37,002)
TOTAL NET EXPENSES	1,063,972
NET INVESTMENT INCOME (LOSS)	(595,919)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	705,336
Net realized gains (losses) on futures contracts	1,740,604
Net realized gains (losses) on swap agreements	5,508,761
Change in net unrealized appreciation/depreciation on investments	2,525,545
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,480,246

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,884,327

See accompanying notes to financial statements.

50 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(595,919)	$(388,936)
Net realized gains (losses) on investments	7,954,701	11,016,184
Change in net unrealized appreciation/depreciation on investments	2,525,545	2,829,867
Change in net assets resulting from operations	9,884,327	13,457,115

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,060,179)	—
Change in net assets resulting from distributions	(2,060,179)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	374,151,025	360,060,470
Dividends reinvested	2,060,179	—
Value of shares redeemed	(359,517,040)	(354,222,012)
Change in net assets resulting from capital transactions	16,694,164	5,838,458
Change in net assets	24,518,312	19,295,573

NET ASSETS:
Beginning of period	62,389,120	43,093,547
End of period	$86,907,432	$62,389,120
Accumulated net investment income (loss)	$2,943	$9,565

SHARE TRANSACTIONS:
Issued	11,739,991	13,833,434
Reinvested	67,948	—
Redeemed	(11,328,587)	(13,684,898)
Change in shares	479,352	148,536

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 51

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$30.48	$22.70	$19.53	$19.25	$16.28

Investment Activities:
Net investment income (loss)(a)	(0.30)	(0.23)	(0.21)	(0.24)	(0.19)
Net realized and unrealized gains (losses) on investments	5.33	8.01	3.38	0.52	3.16
Total income (loss) from investment activities	5.03	7.78	3.17	0.28	2.97

Distributions to Shareholders From:
Net realized gains on investments	(1.10)	—	—	—	—

Net Asset Value, End of Period	$34.41	$30.48	$22.70	$19.53	$19.25

Total Return	17.01%	34.27%	16.23%	1.45%	18.24%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.74%	1.82%	1.82%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.94)%	(0.89)%	(0.93)%	(1.21)%	(1.13)%

Supplemental Data:
Net assets, end of period (000’s)	$86,907	$62,389	$43,094	$45,180	$57,064
Portfolio turnover rate(b)	6%	11%	7%	38%	28%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

52 :: ProFund VP Large-Cap Value :: Management Discussion of Fund Performance

ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 10.47%. For the same period, the Index had a total return of 12.36%(1) and a volatility of 10.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Value	10.47%	13.04%	4.86%
S&P 500 Value Index	12.36%	14.86%	6.74%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.5%
Berkshire Hathaway, Inc.	3.1%
General Electric Co.	2.9%
J.P. Morgan Chase & Co.	2.7%
Chevron Corp.	2.4%

S&P 500 Value Index — Composition

% of Index
Financial	24%
Consumer, Non-Cyclical	17%
Energy	14%
Industrial	13%
Consumer, Cyclical	10%
Communications	7%
Utilities	6%
Technology	5%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from December 31, 2004 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Value :: 53

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	768	$126,198
Abbott Laboratories (Pharmaceuticals)	3,456	155,589
Accenture PLC—Class A (Computers)	1,024	91,453
ACE, Ltd. (Insurance)	1,280	147,046
Adobe Systems, Inc.* (Software)	512	37,222
Aetna, Inc. (Healthcare-Services)	768	68,221
Affiliated Managers Group, Inc.* (Diversified Financial Services)	128	27,167
AFLAC, Inc. (Insurance)	1,792	109,473
Agilent Technologies, Inc. (Electronics)	1,280	52,403
AGL Resources, Inc. (Gas)	256	13,955
Air Products & Chemicals, Inc. (Chemicals)	256	36,923
Airgas, Inc. (Chemicals)	128	14,743
Alcoa, Inc. (Mining)	4,480	70,739
Allegheny Technologies, Inc. (Iron/Steel)	384	13,352
Allegion PLC (Electronics)	128	7,099
Allstate Corp. (Insurance)	896	62,944
Altera Corp. (Semiconductors)	512	18,913
Ameren Corp. (Electric)	896	41,332
American Electric Power, Inc. (Electric)	1,920	116,582
American Express Co. (Diversified Financial Services)	1,408	131,000
American International Group, Inc. (Insurance)	5,376	301,110
Ametek, Inc. (Electrical Components & Equipment)	384	20,210
Anadarko Petroleum Corp. (Oil & Gas)	896	73,920
Analog Devices, Inc. (Semiconductors)	640	35,533
Anthem, Inc. (Healthcare-Services)	1,024	128,686
Aon PLC (Insurance)	512	48,553
Apache Corp. (Oil & Gas)	1,408	88,239
Applied Materials, Inc. (Semiconductors)	1,664	41,467
Archer-Daniels-Midland Co. (Agriculture)	2,432	126,464
Assurant, Inc. (Insurance)	256	17,518
AT&T, Inc. (Telecommunications)	19,968	670,725
AutoNation, Inc.* (Retail)	128	7,732
Avery Dennison Corp. (Household Products/Wares)	384	19,922
Avon Products, Inc. (Cosmetics/Personal Care)	1,664	15,625
Baker Hughes, Inc. (Oil & Gas Services)	1,664	93,300
Ball Corp. (Packaging & Containers)	128	8,726
Bank of America Corp. (Banks)	40,448	723,615
Bank of New York Mellon Corp. (Banks)	4,352	176,561
Baxter International, Inc. (Healthcare-Products)	896	65,667
BB&T Corp. (Banks)	2,816	109,514
Bed Bath & Beyond, Inc.* (Retail)	384	29,249
Berkshire Hathaway, Inc.*—Class B (Insurance)	7,040	1,057,056
Best Buy Co., Inc. (Retail)	1,152	44,905
BlackRock, Inc. (Diversified Financial Services)	128	45,768
Boeing Co. (Aerospace/Defense)	1,280	166,374
BorgWarner, Inc. (Auto Parts & Equipment)	896	49,235
Boston Scientific Corp.* (Healthcare-Products)	2,816	37,312
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,944	173,784
CA, Inc. (Software)	1,280	38,976
Cablevision Systems Corp. NY—Class A (Media)	896	18,493
Cameron International Corp.* (Oil & Gas Services)	384	19,181
Campbell Soup Co. (Food)	256	11,264
Capital One Financial Corp. (Banks)	2,176	179,629
Cardinal Health, Inc. (Pharmaceuticals)	1,280	103,334
CarMax, Inc.* (Retail)	384	25,567
Carnival Corp.—Class A (Leisure Time)	1,792	81,232
Caterpillar, Inc. (Machinery-Construction & Mining)	2,304	210,885
CBS Corp.—Class B (Media)	1,024	56,668
CenterPoint Energy, Inc. (Gas)	1,664	38,988
CenturyLink, Inc. (Telecommunications)	2,176	86,126
CF Industries Holdings, Inc. (Chemicals)	128	34,885
Chesapeake Energy Corp. (Oil & Gas)	2,048	40,079
Chevron Corp. (Oil & Gas)	7,296	818,465
CIGNA Corp. (Healthcare-Services)	512	52,690
Cimarex Energy Co. (Oil & Gas)	128	13,568
Cincinnati Financial Corp. (Insurance)	512	26,537
Cisco Systems, Inc. (Telecommunications)	7,040	195,817
Citigroup, Inc. (Banks)	11,648	630,273
Clorox Co. (Household Products/Wares)	256	26,678
CME Group, Inc. (Diversified Financial Services)	1,280	113,472
CMS Energy Corp. (Electric)	1,024	35,584
Coach, Inc. (Retail)	1,024	38,461
Coca-Cola Co. (Beverages)	6,656	281,017
Coca-Cola Enterprises, Inc. (Beverages)	384	16,980
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,408	97,420
Comcast Corp.—Class A (Media)	3,328	193,058
Comerica, Inc. (Banks)	640	29,978
Computer Sciences Corp. (Computers)	512	32,282
ConAgra Foods, Inc. (Food)	1,024	37,151
ConocoPhillips (Oil & Gas)	4,736	327,068
CONSOL Energy, Inc. (Coal)	896	30,294
Consolidated Edison, Inc. (Electric)	1,152	76,044
Corning, Inc. (Electronics)	2,816	64,571
Costco Wholesale Corp. (Retail)	1,664	235,872
Cummins, Inc. (Machinery-Diversified)	640	92,269
Danaher Corp. (Miscellaneous Manufacturing)	1,024	87,767
Darden Restaurants, Inc. (Retail)	512	30,019
Deere & Co. (Machinery-Diversified)	1,408	124,566
Delphi Automotive PLC (Auto Parts & Equipment)	1,152	83,773
Denbury Resources, Inc. (Oil & Gas)	1,408	11,447
DENTSPLY International, Inc. (Healthcare-Products)	256	13,637
Devon Energy Corp. (Oil & Gas)	1,536	94,019
Diamond Offshore Drilling, Inc. (Oil & Gas)	256	9,398
Discover Financial Services (Diversified Financial Services)	512	33,531
Dollar General Corp.* (Retail)	384	27,149
Dominion Resources, Inc. (Electric)	1,152	88,589
Dover Corp. (Miscellaneous Manufacturing)	640	45,901
DTE Energy Co. (Electric)	640	55,277
Duke Energy Corp. (Electric)	2,688	224,555
E*TRADE Financial Corp.* (Diversified Financial Services)	640	15,523
E.I. du Pont de Nemours & Co. (Chemicals)	1,792	132,500
Eastman Chemical Co. (Chemicals)	512	38,840
Eaton Corp. (Miscellaneous Manufacturing)	1,792	121,784
Edison International (Electric)	640	41,907
Eli Lilly & Co. (Pharmaceuticals)	1,408	97,138
EMC Corp. (Computers)	2,304	68,521
Emerson Electric Co. (Electrical Components & Equipment)	2,688	165,930

See accompanying notes to financial statements.

54 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Ensco PLCADR—Class A (Oil & Gas)	896		$26,835
Entergy Corp. (Electric)	640		55,987
EQT Corp. (Oil & Gas)	256		19,379
Equifax, Inc. (Commercial Services)	128		10,351
Exelon Corp. (Electric)	3,328		123,403
Expeditors International of Washington, Inc. (Transportation)	384		17,130
Express Scripts Holding Co.* (Pharmaceuticals)	1,536		130,053
Exxon Mobil Corp. (Oil & Gas)	16,256		1,502,868
Family Dollar Stores, Inc. (Retail)	128		10,139
Fastenal Co. (Distribution/Wholesale)	384		18,263
FedEx Corp. (Transportation)	512		88,914
Fidelity National Information Services, Inc. (Software)	384		23,885
Fifth Third Bancorp (Banks)	3,200		65,200
First Horizon National Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors)	256		11,416
FirstEnergy Corp. (Electric)	1,664		64,879
FLIR Systems, Inc. (Electronics)	256		8,271
Flowserve Corp. (Machinery-Diversified)	512		30,633
Fluor Corp. (Engineering & Construction)	640		38,803
FMC Corp. (Chemicals)	512		29,199
FMC Technologies, Inc.* (Oil & Gas Services)	256		11,991
Ford Motor Co. (Auto Manufacturers)	14,848		230,144
Franklin Resources, Inc. (Diversified Financial Services)	768		42,524
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,968		92,693
Frontier Communications Corp. (Telecommunications)	2,176		14,514
GameStop Corp.—Class A (Retail)	384		12,979
Gannett Co., Inc. (Media)	896		28,609
Garmin, Ltd. (Electronics)	256		13,524
General Dynamics Corp. (Aerospace/Defense)	384		52,846
General Electric Co. (Miscellaneous Manufacturing)	38,656		976,838
General Mills, Inc. (Food)	1,152		61,436
General Motors Co. (Auto Manufacturers)	5,248		183,208
Genuine Parts Co. (Distribution/Wholesale)	256		27,282
Genworth Financial, Inc.*—Class A (Insurance)	1,920		16,320
H & R Block, Inc. (Commercial Services)	384		12,933
Halliburton Co. (Oil & Gas Services)	3,200		125,856
Harley-Davidson, Inc. (Leisure Time)	384		25,309
Harris Corp. (Telecommunications)	384		27,579
Hartford Financial Services Group, Inc. (Insurance)	1,664		69,372
Hasbro, Inc. (Toys/Games/Hobbies)	256		14,077
HCP, Inc. (REIT)	768		33,815
Helmerich & Payne, Inc. (Oil & Gas)	384		25,889
Hess Corp. (Oil & Gas)	1,024		75,592
Hewlett-Packard Co. (Computers)	7,168		287,652
Honeywell International, Inc. (Electronics)	1,536		153,477
Hormel Foods Corp. (Food)	256		13,338
Hudson City Bancorp, Inc. (Savings & Loans)	1,792		18,135
Humana, Inc. (Healthcare-Services)	640		91,923
Huntington Bancshares, Inc. (Banks)	3,072		32,317
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	640		60,608
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,024		64,911
Integrys Energy Group, Inc. (Electric)	128		9,965
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	128		28,069
International Business Machines Corp. (Computers)	3,584		575,016
International Flavors & Fragrances, Inc. (Chemicals)	128		12,974
International Paper Co. (Forest Products & Paper)	1,664		89,157
Invesco, Ltd. (Diversified Financial Services)	768		30,351
J.P. Morgan Chase & Co. (Banks)	14,336		897,147
Jacobs Engineering Group, Inc.* (Engineering & Construction)	512		22,881
Johnson & Johnson (Pharmaceuticals)	4,480		468,474
Johnson Controls, Inc. (Auto Parts & Equipment)	2,560		123,750
Joy Global, Inc. (Machinery-Construction & Mining)	384		17,864
Juniper Networks, Inc. (Telecommunications)	1,536		34,284
Kansas City Southern Industries, Inc. (Transportation)	256		31,240
Kellogg Co. (Food)	512		33,505
KeyCorp (Banks)	3,328		46,259
Kimberly-Clark Corp. (Household Products/Wares)	640		73,945
KLA-Tencor Corp. (Semiconductors)	384		27,003
Kohls Corp. (Retail)	768		46,879
Kraft Foods Group, Inc. (Food)	1,152		72,184
Kroger Co. (Food)	1,024		65,751
L Brands, Inc. (Retail)	256		22,157
L-3 Communications Holdings, Inc. (Aerospace/Defense)	384		48,465
Laboratory Corp. of America Holdings* (Healthcare-Services)	384		41,434
Leucadia National Corp. (Holding Companies-Diversified)	1,280		28,698
Lincoln National Corp. (Insurance)	1,024		59,054
Linear Technology Corp. (Semiconductors)	384		17,510
Lockheed Martin Corp. (Aerospace/Defense)	384		73,947
Loews Corp. (Insurance)	1,152		48,407
LyondellBasell Industries N.V.—Class A (Chemicals)	1,536		121,943
M&T Bank Corp. (Banks)	512		64,317
Macy’s, Inc. (Retail)	768		50,496
Marathon Oil Corp. (Oil & Gas)	2,560		72,422
Marathon Petroleum Corp. (Oil & Gas)	1,024		92,426
Marriott International, Inc.—Class A (Lodging)	—	(a)	24
Marsh & McLennan Cos., Inc. (Insurance)	768		43,960
Masco Corp. (Building Materials)	768		19,354
Mattel, Inc. (Toys/Games/Hobbies)	1,280		39,610
McCormick & Co., Inc. (Food)	256		19,021
McDonald’s Corp. (Retail)	1,792		167,910
McGraw Hill Financial, Inc. (Commercial Services)	384		34,168
McKesson Corp. (Pharmaceuticals)	512		106,281
MeadWestvaco Corp. (Forest Products & Paper)	640		28,410
Merck & Co., Inc. (Pharmaceuticals)	4,736		268,957
MetLife, Inc. (Insurance)	4,352		235,400
Microchip Technology, Inc. (Semiconductors)	256		11,548
Mohawk Industries, Inc.* (Textiles)	128		19,886
Mondelez International, Inc.—Class A (Food)	6,400		232,479
Monsanto Co. (Chemicals)	640		76,461
Morgan Stanley Dean Witter & Co. (Banks)	5,888		228,454
Motorola Solutions, Inc. (Telecommunications)	384		25,759
Murphy Oil Corp. (Oil & Gas)	640		32,333
Nabors Industries, Ltd. (Oil & Gas)	1,152		14,953

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 55

Common Stocks, continued

	Shares	Value
NASDAQ Stock Market, Inc. (Diversified Financial Services)	512	$24,556
National Oilwell Varco, Inc. (Oil & Gas Services)	1,664	109,042
NetApp, Inc. (Computers)	512	21,222
Newell Rubbermaid, Inc. (Housewares)	384	14,627
Newfield Exploration Co.* (Oil & Gas)	512	13,885
Newmont Mining Corp. (Mining)	1,920	36,288
News Corp.*—Class A (Media)	1,920	30,125
NextEra Energy, Inc. (Electric)	768	81,631
NiSource, Inc. (Gas)	640	27,149
Noble Corp. (Oil & Gas)	1,024	16,968
Noble Energy, Inc. (Oil & Gas)	1,408	66,781
Norfolk Southern Corp. (Transportation)	384	42,090
Northeast Utilities System (Electric)	1,280	68,506
Northern Trust Corp. (Banks)	384	25,882
Northrop Grumman Corp. (Aerospace/Defense)	384	56,598
NRG Energy, Inc. (Electric)	1,280	34,496
Nucor Corp. (Iron/Steel)	1,280	62,784
Occidental Petroleum Corp. (Oil & Gas)	2,944	237,316
Omnicom Group, Inc. (Advertising)	512	39,665
ONEOK, Inc. (Pipelines)	768	38,239
Oracle Corp. (Software)	4,224	189,954
Owens-Illinois, Inc.* (Packaging & Containers)	640	17,273
PACCAR, Inc. (Auto Manufacturers)	640	43,526
Pall Corp. (Miscellaneous Manufacturing)	128	12,955
Parker Hannifin Corp. (Miscellaneous Manufacturing)	512	66,022
Patterson Cos., Inc. (Healthcare-Products)	128	6,157
Paychex, Inc. (Software)	512	23,639
Pentair PLC (Miscellaneous Manufacturing)	768	51,011
People’s United Financial, Inc. (Savings & Loans)	1,152	17,487
Pepco Holdings, Inc. (Electric)	1,024	27,576
PepsiCo, Inc. (Beverages)	2,304	217,866
PerkinElmer, Inc. (Electronics)	128	5,597
Perrigo Co. PLC (Pharmaceuticals)	256	42,793
PetSmart, Inc. (Retail)	128	10,406
Pfizer, Inc. (Pharmaceuticals)	24,192	753,581
PG&E Corp. (Electric)	1,792	95,406
Philip Morris International, Inc. (Agriculture)	2,688	218,938
Phillips 66 (Oil & Gas)	2,176	156,019
Pinnacle West Capital Corp. (Electric)	384	26,231
Pioneer Natural Resources Co. (Oil & Gas)	128	19,053
Pitney Bowes, Inc. (Office/Business Equipment)	768	18,716
Plum Creek Timber Co., Inc. (REIT)	384	16,431
PNC Financial Services Group (Banks)	2,048	186,839
PPG Industries, Inc. (Chemicals)	128	29,587
PPL Corp. (Electric)	2,560	93,005
Praxair, Inc. (Chemicals)	512	66,335
Precision Castparts Corp. (Metal Fabricate/Hardware)	256	61,665
Principal Financial Group, Inc. (Insurance)	1,024	53,187
Procter & Gamble Co. (Cosmetics/Personal Care)	5,248	478,040
Progressive Corp. (Insurance)	2,048	55,276
Prologis, Inc. (REIT)	1,920	82,618
Prudential Financial, Inc. (Insurance)	1,792	162,104
Public Service Enterprise Group, Inc. (Electric)	1,920	79,507
PulteGroup, Inc. (Home Builders)	640	13,734
PVH Corp. (Retail)	256	32,812
QEP Resources, Inc. (Oil & Gas)	640	12,941
Quanta Services, Inc.* (Commercial Services)	384	10,902
Quest Diagnostics, Inc. (Healthcare-Services)	512	34,335
Ralph Lauren Corp. (Apparel)	128	23,700
Raytheon Co. (Aerospace/Defense)	1,152	124,612
Regions Financial Corp. (Banks)	2,944	31,089
Republic Services, Inc. (Environmental Control)	1,024	41,216
Rockwell Automation, Inc. (Machinery-Diversified)	256	28,467
Rockwell Collins, Inc. (Aerospace/Defense)	128	10,813
Roper Industries, Inc. (Machinery-Diversified)	128	20,013
Royal Caribbean Cruises, Ltd. (Leisure Time)	256	21,102
Ryder System, Inc. (Transportation)	256	23,770
Safeway, Inc. (Food)	896	31,468
Salesforce.com, Inc.* (Software)	768	45,550
SCANA Corp. (Electric)	512	30,925
Schlumberger, Ltd. (Oil & Gas Services)	2,560	218,650
Sealed Air Corp. (Packaging & Containers)	256	10,862
Sempra Energy (Gas)	384	42,761
Snap-on, Inc. (Hand/Machine Tools)	128	17,503
Southern Co. (Electric)	3,456	169,725
Southwestern Energy Co.* (Oil & Gas)	1,408	38,424
Spectra Energy Corp. (Pipelines)	1,152	41,818
St. Jude Medical, Inc. (Healthcare-Products)	384	24,972
Stanley Black & Decker, Inc. (Hand/Machine Tools)	640	61,491
Staples, Inc. (Retail)	2,432	44,068
Starbucks Corp. (Retail)	896	73,517
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	256	20,754
State Street Corp. (Banks)	1,664	130,624
SunTrust Banks, Inc. (Banks)	2,048	85,811
Symantec Corp. (Internet)	1,152	29,555
Sysco Corp. (Food)	2,304	91,446
T. Rowe Price Group, Inc. (Diversified Financial Services)	384	32,970
Target Corp. (Retail)	2,432	184,614
TE Connectivity, Ltd. (Electronics)	896	56,672
TECO Energy, Inc. (Electric)	896	18,359
Tenet Healthcare Corp.* (Healthcare-Services)	128	6,486
Teradata Corp.* (Computers)	256	11,182
Tesoro Petroleum Corp. (Oil & Gas)	512	38,067
Texas Instruments, Inc. (Semiconductors)	1,408	75,280
Textron, Inc. (Miscellaneous Manufacturing)	640	26,950
The ADT Corp. (Commercial Services)	640	23,187
The AES Corp. (Electric)	2,560	35,251
The Charles Schwab Corp. (Diversified Financial Services)	1,536	46,372
The Chubb Corp. (Insurance)	896	92,709
The Dow Chemical Co. (Chemicals)	4,224	192,657
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	384	29,261
The Gap, Inc. (Retail)	512	21,560
The Goldman Sachs Group, Inc. (Banks)	1,536	297,723
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,024	29,256
The Hershey Co. (Food)	256	26,606
The Interpublic Group of Cos., Inc. (Advertising)	768	15,951
The JM Smucker Co.—Class A (Food)	384	38,776
The Mosaic Co. (Chemicals)	1,152	52,589
The Travelers Cos., Inc. (Insurance)	1,280	135,488
Tiffany & Co. (Retail)	128	13,678
Time Warner Cable, Inc. (Media)	384	58,391
TJX Cos., Inc. (Retail)	896	61,448
Torchmark Corp. (Insurance)	512	27,735
Total System Services, Inc. (Commercial Services)	256	8,694
Transocean, Ltd. (Oil & Gas)	1,280	23,462

See accompanying notes to financial statements.

56 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Twenty-First Century Fox, Inc.—Class A (Media)	3,072	$117,980
Tyco International PLC (Commercial Services)	768	33,685
Tyson Foods, Inc.—Class A (Food)	1,152	46,184
U.S. Bancorp (Banks)	3,584	161,101
United Parcel Service, Inc.—Class B (Transportation)	1,152	128,068
United Technologies Corp. (Aerospace/Defense)	3,200	368,000
UnitedHealth Group, Inc. (Healthcare-Services)	1,920	194,093
Universal Health Services, Inc.—Class B (Healthcare-Services)	128	14,241
UnumProvident Corp. (Insurance)	1,024	35,717
Urban Outfitters, Inc.* (Retail)	384	13,490
Valero Energy Corp. (Oil & Gas)	2,048	101,376
Varian Medical Systems, Inc.* (Healthcare-Products)	128	11,073
Verizon Communications, Inc. (Telecommunications)	16,000	748,480
Vertex Pharmaceuticals, Inc.* (Biotechnology)	256	30,413
Viacom, Inc.—Class B (Media)	640	48,160
Vornado Realty Trust (REIT)	256	30,134
Vulcan Materials Co. (Building Materials)	256	16,827
W.W. Grainger, Inc. (Distribution/Wholesale)	128	32,626
Walgreens Boots Alliance, Inc. (Retail)	3,328	253,593
Wal-Mart Stores, Inc. (Retail)	6,016	516,654
Waste Management, Inc. (Environmental Control)	768	39,414
Waters Corp.* (Electronics)	128	14,429
Wells Fargo & Co. (Banks)	10,880	596,442
Western Union Co. (Commercial Services)	896	16,047
Weyerhaeuser Co. (REIT)	640	22,970
Whirlpool Corp. (Home Furnishings)	256	49,597
Whole Foods Market, Inc. (Food)	1,408	70,991
Windstream Holdings, Inc. (Telecommunications)	896	7,383
Wisconsin Energy Corp. (Electric)	384	20,252
Xcel Energy, Inc. (Electric)	1,920	68,966
Xerox Corp. (Office/Business Equipment)	4,096	56,771
Xilinx, Inc. (Semiconductors)	512	22,164
XL Group PLC (Insurance)	1,024	35,195
Xylem, Inc. (Machinery-Diversified)	640	24,365
YUM! Brands, Inc. (Retail)	768	55,949
Zimmer Holdings, Inc. (Healthcare-Products)	256	29,036
Zions Bancorp (Banks)	768	21,896
TOTAL COMMON STOCKS (Cost $25,323,924)		33,775,214
TOTAL INVESTMENT SECURITIES (Cost $25,323,924)—100.3%		33,775,214
Net other assets (liabilities)—(0.3)%		(101,601)
NET ASSETS—100.0%		$33,673,613

*	Non-income producing security
(a)	Number of shares is less than 0.50
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$55,616	0.2%
Aerospace/Defense	901,655	2.6%
Agriculture	345,402	1.0%
Apparel	23,700	0.1%
Auto Manufacturers	456,878	1.3%
Auto Parts & Equipment	286,014	0.8%
Banks	4,720,677	14.1%
Beverages	515,863	1.6%
Biotechnology	30,413	0.1%
Building Materials	36,181	0.1%
Chemicals	839,636	2.6%
Coal	30,294	0.1%
Commercial Services	149,967	0.5%
Computers	1,087,328	3.1%
Cosmetics/Personal Care	620,346	1.8%
Distribution/Wholesale	78,171	0.3%
Diversified Financial Services	571,303	1.7%
Electric	1,783,940	5.2%
Electrical Components & Equipment	186,140	0.6%
Electronics	376,043	1.2%
Engineering & Construction	61,684	0.2%
Environmental Control	80,630	0.2%
Food	851,600	2.6%
Forest Products & Paper	117,567	0.3%
Gas	122,853	0.4%
Hand/Machine Tools	78,994	0.3%
Healthcare-Products	187,854	0.6%
Healthcare-Services	632,109	1.9%
Holding Companies-Diversified	28,698	0.1%
Home Builders	13,734	NM
Home Furnishings	49,597	0.1%
Household Products/Wares	120,545	0.4%
Housewares	14,627	NM
Insurance	2,840,161	8.4%
Internet	29,555	0.1%
Iron/Steel	76,136	0.2%
Leisure Time	127,643	0.4%
Lodging	20,778	0.1%
Machinery-Construction & Mining	228,749	0.7%
Machinery-Diversified	320,313	0.9%
Media	551,484	1.6%
Metal Fabricate/Hardware	61,665	0.2%
Mining	199,720	0.6%
Miscellaneous Manufacturing	1,640,945	4.8%
Office/Business Equipment	75,487	0.3%
Oil & Gas	4,063,192	12.2%
Oil & Gas Services	578,020	1.7%
Packaging & Containers	36,861	0.1%
Pharmaceuticals	2,299,984	6.7%
Pipelines	80,057	0.2%
REIT	185,968	0.5%
Retail	2,031,303	6.0%
Savings & Loans	35,622	0.1%
Semiconductors	260,834	0.7%
Software	359,226	1.1%
Telecommunications	1,810,667	5.4%
Textiles	19,886	0.1%
Toys/Games/Hobbies	53,687	0.2%
Transportation	331,212	0.9%
Other**	(101,601)	(0.3)%
Total	$33,673,613	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 57

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$25,323,924
Securities, at value	33,775,214
Total Investment Securities, at value	33,775,214
Dividends receivable	52,210
Receivable for capital shares issued	7,974
Receivable for investments sold	527,660
Prepaid expenses	1,583
TOTAL ASSETS	34,364,641

LIABILITIES:
Payable for capital shares redeemed	540,757
Cash overdraft	85,076
Advisory fees payable	18,135
Management services fees payable	2,418
Administration fees payable	1,112
Administrative services fees payable	12,392
Distribution fees payable	10,938
Trustee fees payable	12
Transfer agency fees payable	1,780
Fund accounting fees payable	2,115
Compliance services fees payable	159
Other accrued expenses	16,134
TOTAL LIABILITIES	691,028
NET ASSETS	$33,673,613

NET ASSETS CONSIST OF:
Capital	$32,907,837
Accumulated net investment income (loss)	232,952
Accumulated net realized gains (losses) on investments	(7,918,466)
Net unrealized appreciation (depreciation) on investments	8,451,290
NET ASSETS	$33,673,613

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	872,920
Net Asset Value (offering and redemption price per share)	$38.58

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$715,284
Interest	9
Foreign tax withholding	(66)
TOTAL INVESTMENT INCOME	715,227

EXPENSES:
Advisory fees	216,248
Management services fees	28,833
Administration fees	11,519
Transfer agency fees	17,777
Administrative services fees	88,456
Distribution fees	72,083
Custody fees	28,640
Fund accounting fees	24,639
Trustee fees	644
Compliance services fees	204
Other fees	21,715
Total Gross Expenses before reductions	510,758
Expenses reduced and reimbursed by the Advisor	(26,362)
TOTAL NET EXPENSES	484,396
NET INVESTMENT INCOME (LOSS)	230,831

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,891,120
Change in net unrealized appreciation/depreciation on investments	1,040,543
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,931,663

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,162,494

See accompanying notes to financial statements.

58 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$230,831	$192,519
Net realized gains (losses) on investments	1,891,120	3,497,880
Change in net unrealized appreciation/depreciation on investments	1,040,543	2,321,151
Change in net assets resulting from operations	3,162,494	6,011,550

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(184,025)	(228,550)
Change in net assets resulting from distributions	(184,025)	(228,550)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,724,482	34,499,001
Dividends reinvested	184,025	228,550
Value of shares redeemed	(34,394,097)	(41,482,082)
Change in net assets resulting from capital transactions	8,514,410	(6,754,531)
Change in net assets	11,492,879	(971,531)

NET ASSETS:
Beginning of period	22,180,734	23,152,265
End of period	$33,673,613	$22,180,734
Accumulated net investment income (loss)	$232,952	$186,243

SHARE TRANSACTIONS:
Issued	1,174,613	1,121,028
Reinvested	5,095	7,454
Redeemed	(938,225)	(1,345,644)
Change in shares	241,483	(217,162)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 59

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$35.13	$27.28	$23.82	$24.31	$21.74

Investment Activities:
Net investment income (loss)(a)	0.29	0.26	0.23	0.18	0.16
Net realized and unrealized gains (losses) on investments	3.38	7.86	3.43	(0.48)	2.63
Total income (loss) from investment activities	3.67	8.12	3.66	(0.30)	2.79

Distributions to Shareholders From:
Net investment income	(0.22)	(0.27)	(0.20)	(0.19)	(0.22)

Net Asset Value, End of Period	$38.58	$35.13	$27.28	$23.82	$24.31

Total Return	10.47%	29.89%	15.42%	(1.28)%	12.89%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.84%	1.93%	1.85%	1.88%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.80%	0.81%	0.90%	0.76%	0.72%

Supplemental Data:
Net assets, end of period (000’s)	$33,674	$22,181	$23,152	$22,302	$33,925
Portfolio turnover rate(b)	126%	150%	212%	276%	329%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

60 :: ProFund VP Large-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 12.93%. For the same period, the Index had a total return of 14.89%(1) and a volatility of 12.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Growth	12.93%	14.19%	6.70%
S&P 500 Growth Index	14.89%	16.05%	8.55%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.9%
Microsoft Corp.	4.1%
Google, Inc.	3.2%
Intel Corp.	1.9%
Johnson & Johnson	1.8%

S&P 500 Growth Index — Composition

% of Index
Consumer, Non-Cyclical	29%
Technology	21%
Communications	15%
Consumer, Cyclical	11%
Financial	10%
Industrial	8%
Energy	3%
Basic Materials	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from December 31, 2004 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Growth :: 61

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,226	$365,776
Abbott Laboratories (Pharmaceuticals)	3,021	136,005
AbbVie, Inc. (Pharmaceuticals)	8,109	530,653
Accenture PLC—Class A (Computers)	1,749	156,203
Actavis PLC* (Pharmaceuticals)	1,272	327,426
Adobe Systems, Inc.* (Software)	1,590	115,593
Aetna, Inc. (Healthcare-Services)	795	70,620
Affiliated Managers Group, Inc.* (Diversified Financial Services)	159	33,746
AGL Resources, Inc. (Gas)	318	17,334
Air Products & Chemicals, Inc. (Chemicals)	636	91,730
Airgas, Inc. (Chemicals)	159	18,314
Akamai Technologies, Inc.* (Software)	954	60,064
Alexion Pharmaceuticals, Inc.* (Biotechnology)	954	176,519
Allegion PLC (Electronics)	318	17,636
Allergan, Inc. (Pharmaceuticals)	1,431	304,216
Alliance Data Systems Corp.* (Advertising)	318	90,964
Allstate Corp. (Insurance)	795	55,849
Altera Corp. (Semiconductors)	795	29,367
Altria Group, Inc. (Agriculture)	10,017	493,538
Amazon.com, Inc.* (Internet)	1,908	592,147
American Express Co. (Diversified Financial Services)	2,703	251,488
American Tower Corp. (REIT)	2,067	204,324
Ameriprise Financial, Inc. (Diversified Financial Services)	954	126,167
AmerisourceBergen Corp. (Pharmaceuticals)	1,113	100,348
Ametek, Inc. (Electrical Components & Equipment)	795	41,841
Amgen, Inc. (Biotechnology)	3,816	607,850
Amphenol Corp.—Class A (Electronics)	1,590	85,557
Anadarko Petroleum Corp. (Oil & Gas)	1,272	104,940
Analog Devices, Inc. (Semiconductors)	795	44,138
Aon PLC (Insurance)	795	75,390
Apartment Investment & Management Co.—Class A (REIT)	795	29,534
Apple Computer, Inc. (Computers)	29,574	3,264,379
Applied Materials, Inc. (Semiconductors)	3,975	99,057
Autodesk, Inc.* (Software)	1,113	66,847
Automatic Data Processing, Inc. (Commercial Services)	2,385	198,837
AutoNation, Inc.* (Retail)	159	9,605
AutoZone, Inc.* (Retail)	159	98,438
Avago Technologies, Ltd. (Semiconductors)	1,272	127,950
AvalonBay Communities, Inc. (REIT)	636	103,916
Ball Corp. (Packaging & Containers)	477	32,518
Bard (C.R.), Inc. (Healthcare-Products)	318	52,985
Baxter International, Inc. (Healthcare-Products)	1,590	116,531
Becton, Dickinson & Co. (Healthcare-Products)	954	132,759
Bed Bath & Beyond, Inc.* (Retail)	477	36,333
Biogen Idec, Inc.* (Biotechnology)	1,113	377,808
BlackRock, Inc. (Diversified Financial Services)	477	170,556
Boeing Co. (Aerospace/Defense)	1,749	227,334
Boston Properties, Inc. (REIT)	795	102,309
Boston Scientific Corp.* (Healthcare-Products)	3,021	40,028
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,452	262,802
Broadcom Corp.—Class A (Semiconductors)	2,703	117,121
Brown-Forman Corp.—Class B (Beverages)	795	69,833
C.H. Robinson Worldwide, Inc. (Transportation)	795	59,538
Cabot Oil & Gas Corp. (Oil & Gas)	2,067	61,204
Cameron International Corp.* (Oil & Gas Services)	477	23,826
Campbell Soup Co. (Food)	477	20,988
CareFusion Corp.* (Healthcare-Products)	954	56,610
CarMax, Inc.* (Retail)	477	31,759
CBRE Group, Inc.*—Class A (Real Estate)	1,431	49,012
CBS Corp.—Class B (Media)	1,113	61,593
Celgene Corp.* (Biotechnology)	3,975	444,644
Cerner Corp.* (Software)	1,590	102,809
CF Industries Holdings, Inc. (Chemicals)	159	43,334
Chipotle Mexican Grill, Inc.* (Retail)	159	108,837
CIGNA Corp. (Healthcare-Services)	636	65,451
Cimarex Energy Co. (Oil & Gas)	159	16,854
Cintas Corp. (Commercial Services)	477	37,416
Cisco Systems, Inc. (Telecommunications)	16,536	459,949
Citrix Systems, Inc.* (Software)	795	50,721
Clorox Co. (Household Products/Wares)	318	33,139
Coca-Cola Co. (Beverages)	11,130	469,909
Coca-Cola Enterprises, Inc. (Beverages)	636	28,124
Cognizant Technology Solutions Corp.* (Computers)	3,021	159,086
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,544	176,019
Comcast Corp.—Class A (Media)	8,745	507,297
ConAgra Foods, Inc. (Food)	795	28,843
Constellation Brands, Inc.* (Beverages)	795	78,045
Corning, Inc. (Electronics)	2,703	61,980
Covidien PLC (Healthcare-Products)	2,226	227,675
Crown Castle International Corp. (REIT)	1,749	137,646
CSX Corp. (Transportation)	5,088	184,338
CVS Caremark Corp. (Retail)	5,724	551,278
D.R. Horton, Inc. (Home Builders)	1,749	44,232
Danaher Corp. (Miscellaneous Manufacturing)	1,749	149,907
DaVita, Inc.* (Healthcare-Services)	795	60,213
Delta Air Lines, Inc. (Airlines)	4,293	211,173
DENTSPLY International, Inc. (Healthcare-Products)	477	25,410
DIRECTV*—Class A (Media)	2,544	220,565
Discover Financial Services (Diversified Financial Services)	1,590	104,129
Discovery Communications, Inc.*—Class C (Media)	1,431	48,253
Discovery Communications, Inc.*—Class A (Media)	795	27,388
Dollar General Corp.* (Retail)	954	67,448
Dollar Tree, Inc.* (Retail)	1,113	78,333
Dominion Resources, Inc. (Electric)	1,431	110,043
Dr. Pepper Snapple Group, Inc. (Beverages)	954	68,383
Dun & Bradstreet Corp. (Software)	159	19,233
E*TRADE Financial Corp.* (Diversified Financial Services)	636	15,426
E.I. du Pont de Nemours & Co. (Chemicals)	2,226	164,590
eBay, Inc.* (Internet)	5,724	321,231
Ecolab, Inc. (Chemicals)	1,431	149,568
Edison International (Electric)	795	52,057
Edwards Lifesciences Corp.* (Healthcare-Products)	477	60,760
Electronic Arts, Inc.* (Software)	1,590	74,754
Eli Lilly & Co. (Pharmaceuticals)	3,021	208,419
EMC Corp. (Computers)	7,314	217,518

See accompanying notes to financial statements.

62 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares		Value
EOG Resources, Inc. (Oil & Gas)	2,703		$248,865
EQT Corp. (Oil & Gas)	477		36,109
Equifax, Inc. (Commercial Services)	477		38,575
Equity Residential (REIT)	1,749		125,648
Essex Property Trust, Inc. (REIT)	318		65,699
Expedia, Inc. (Internet)	477		40,717
Expeditors International of Washington, Inc. (Transportation)	477		21,279
Express Scripts Holding Co.* (Pharmaceuticals)	1,749		148,088
F5 Networks, Inc.* (Internet)	318		41,488
Facebook, Inc.*—Class A (Internet)	10,494		818,741
Family Dollar Stores, Inc. (Retail)	159		12,594
Fastenal Co. (Distribution/Wholesale)	795		37,810
FedEx Corp. (Transportation)	795		138,060
Fidelity National Information Services, Inc. (Software)	954		59,339
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Software)	1,272		90,274
FLIR Systems, Inc. (Electronics)	318		10,275
FMC Technologies, Inc.* (Oil & Gas Services)	795		37,238
Fossil Group, Inc.* (Distribution/Wholesale)	159		17,608
Franklin Resources, Inc. (Diversified Financial Services)	954		52,823
Frontier Communications Corp. (Telecommunications)	2,226		14,847
Garmin, Ltd. (Electronics)	318		16,800
General Dynamics Corp. (Aerospace/Defense)	1,113		153,171
General Growth Properties, Inc. (REIT)	3,180		89,453
General Mills, Inc. (Food)	1,590		84,795
Genuine Parts Co. (Distribution/Wholesale)	477		50,834
Gilead Sciences, Inc.* (Biotechnology)	7,632		719,391
Google, Inc.*—Class C (Internet)	1,431		753,278
Google, Inc.*—Class A (Internet)	1,431		759,373
H & R Block, Inc. (Commercial Services)	954		32,131
Harley-Davidson, Inc. (Leisure Time)	636		41,919
Harman International Industries, Inc. (Home Furnishings)	318		33,934
Hasbro, Inc. (Toys/Games/Hobbies)	318		17,487
HCP, Inc. (REIT)	1,272		56,006
Health Care REIT, Inc. (REIT)	1,590		120,315
Honeywell International, Inc. (Electronics)	2,067		206,535
Hormel Foods Corp. (Food)	318		16,568
Hospira, Inc.* (Healthcare-Products)	795		48,694
Host Hotels & Resorts, Inc. (REIT)	3,816		90,706
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	954		90,344
Integrys Energy Group, Inc. (Electric)	159		12,378
Intel Corp. (Semiconductors)	24,327		882,828
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	477		104,602
International Flavors & Fragrances, Inc. (Chemicals)	159		16,116
Intuit, Inc. (Software)	1,431		131,924
Intuitive Surgical, Inc.* (Healthcare-Products)	159		84,101
Invesco, Ltd. (Diversified Financial Services)	1,272		50,269
Iron Mountain, Inc. (REIT)	954		36,882
Johnson & Johnson (Pharmaceuticals)	8,109		847,957
Kansas City Southern Industries, Inc. (Transportation)	318		38,806
Kellogg Co. (Food)	636		41,620
Keurig Green Mountain, Inc. (Beverages)	636		84,203
Kimberly-Clark Corp. (Household Products/Wares)	1,113		128,596
Kimco Realty Corp. (REIT)	2,067		51,964
Kinder Morgan, Inc. (Pipelines)	8,586		363,273
KLA-Tencor Corp. (Semiconductors)	318		22,362
Kraft Foods Group, Inc. (Food)	1,431		89,665
Kroger Co. (Food)	1,113		71,466
L Brands, Inc. (Retail)	795		68,807
Lam Research Corp. (Semiconductors)	795		63,075
Legg Mason, Inc. (Diversified Financial Services)	477		25,457
Leggett & Platt, Inc. (Home Furnishings)	636		27,100
Lennar Corp.—Class A (Home Builders)	954		42,749
Level 3 Communications, Inc.* (Telecommunications)	1,431		70,663
Linear Technology Corp. (Semiconductors)	636		29,002
Lockheed Martin Corp. (Aerospace/Defense)	954		183,712
Lorillard, Inc. (Agriculture)	1,749		110,082
Lowe’s Cos., Inc. (Retail)	4,929		339,115
Macy’s, Inc. (Retail)	795		52,271
Mallinckrodt PLC* (Pharmaceuticals)	636		62,983
Marriott International, Inc.—Class A (Lodging)	1,113		86,873
Marsh & McLennan Cos., Inc. (Insurance)	1,590		91,011
Martin Marietta Materials (Building Materials)	318		35,082
Masco Corp. (Building Materials)	795		20,034
MasterCard, Inc.—Class A (Commercial Services)	4,929		424,683
McCormick & Co., Inc. (Food)	318		23,627
McDonald’s Corp. (Retail)	2,544		238,373
McGraw Hill Financial, Inc. (Commercial Services)	795		70,739
McKesson Corp. (Pharmaceuticals)	477		99,016
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	954		95,915
Medtronic, Inc. (Healthcare-Products)	4,929		355,875
Merck & Co., Inc. (Pharmaceuticals)	8,268		469,540
Michael Kors Holdings, Ltd.* (Apparel)	1,113		83,587
Microchip Technology, Inc. (Semiconductors)	636		28,690
Micron Technology, Inc.* (Semiconductors)	5,406		189,264
Microsoft Corp. (Software)	41,499		1,927,628
Mohawk Industries, Inc.* (Textiles)	159		24,702
Molson Coors Brewing Co.—Class B (Beverages)	795		59,243
Monsanto Co. (Chemicals)	1,590		189,957
Monster Beverage Corp.* (Beverages)	795		86,138
Moody’s Corp. (Commercial Services)	954		91,403
Motorola Solutions, Inc. (Telecommunications)	477		31,997
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,908		107,554
Navient Corp. (Diversified Financial Services)	2,067		44,668
Neilsen Holdings N.V. (Media)	1,590		71,121
NetApp, Inc. (Computers)	795		32,953
Netflix, Inc.* (Internet)	318		108,632
Newell Rubbermaid, Inc. (Housewares)	954		36,338
NextEra Energy, Inc. (Electric)	1,113		118,301
NIKE, Inc.—Class B (Apparel)	3,498		336,332
NiSource, Inc. (Gas)	795		33,724
Nordstrom, Inc. (Retail)	636		50,492
Norfolk Southern Corp. (Transportation)	1,113		121,996
Northern Trust Corp. (Banks)	477		32,150
Northrop Grumman Corp. (Aerospace/Defense)	477		70,305
NVIDIA Corp. (Semiconductors)	2,544		51,007
Omnicom Group, Inc. (Advertising)	636		49,271
Oracle Corp. (Software)	10,812		486,215
O’Reilly Automotive, Inc.* (Retail)	477		91,880
PACCAR, Inc. (Auto Manufacturers)	954		64,882
Pall Corp. (Miscellaneous Manufacturing)	318		32,185
Patterson Cos., Inc. (Healthcare-Products)	318		15,296
Paychex, Inc. (Software)	1,113		51,387
PepsiCo, Inc. (Beverages)	4,452		420,981

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 63

Common Stocks, continued

	Shares	Value
PerkinElmer, Inc. (Electronics)	318	$13,906
Perrigo Co. PLC (Pharmaceuticals)	318	53,157
PetSmart, Inc. (Retail)	318	25,852
Philip Morris International, Inc. (Agriculture)	4,293	349,665
Pioneer Natural Resources Co. (Oil & Gas)	477	71,001
Plum Creek Timber Co., Inc. (REIT)	477	20,411
PPG Industries, Inc. (Chemicals)	477	110,259
Praxair, Inc. (Chemicals)	795	103,000
Precision Castparts Corp. (Metal Fabricate/Hardware)	318	76,600
Priceline.com, Inc.* (Internet)	318	362,587
Procter & Gamble Co. (Cosmetics/Personal Care)	6,678	608,300
Public Storage, Inc. (REIT)	795	146,956
PulteGroup, Inc. (Home Builders)	954	20,473
Qualcomm, Inc. (Semiconductors)	8,427	626,379
Quanta Services, Inc.* (Commercial Services)	477	13,542
Ralph Lauren Corp. (Apparel)	159	29,440
Range Resources Corp. (Oil & Gas)	795	42,493
Red Hat, Inc.* (Software)	954	65,960
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	318	130,460
Regions Financial Corp. (Banks)	3,180	33,581
Reynolds American, Inc. (Agriculture)	1,590	102,189
Robert Half International, Inc. (Commercial Services)	636	37,130
Rockwell Automation, Inc. (Machinery-Diversified)	318	35,362
Rockwell Collins, Inc. (Aerospace/Defense)	477	40,297
Roper Industries, Inc. (Machinery-Diversified)	318	49,719
Ross Stores, Inc. (Retail)	1,113	104,911
Royal Caribbean Cruises, Ltd. (Leisure Time)	477	39,319
Salesforce.com, Inc.* (Software)	2,067	122,594
SanDisk Corp. (Computers)	1,113	109,052
Schlumberger, Ltd. (Oil & Gas Services)	3,021	258,024
Scripps Networks Interactive-Class A (Media)	477	35,904
Seagate Technology PLC (Computers)	1,590	105,735
Sealed Air Corp. (Packaging & Containers)	636	26,985
Sempra Energy (Gas)	636	70,825
Sherwin-Williams Co. (Chemicals)	477	125,470
Sigma-Aldrich Corp. (Chemicals)	636	87,304
Simon Property Group, Inc. (REIT)	1,590	289,554
Snap-on, Inc. (Hand/Machine Tools)	159	21,742
Southwest Airlines Co. (Airlines)	3,498	148,035
Spectra Energy Corp. (Pipelines)	1,749	63,489
St. Jude Medical, Inc. (Healthcare-Products)	954	62,039
Starbucks Corp. (Retail)	2,544	208,735
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	477	38,670
Stericycle, Inc.* (Environmental Control)	477	62,525
Stryker Corp. (Healthcare-Products)	1,431	134,986
Symantec Corp. (Internet)	1,908	48,950
T. Rowe Price Group, Inc. (Diversified Financial Services)	954	81,910
TE Connectivity, Ltd. (Electronics)	954	60,341
Tenet Healthcare Corp.* (Healthcare-Services)	318	16,113
Teradata Corp.* (Computers)	477	20,835
Texas Instruments, Inc. (Semiconductors)	3,339	178,520
Textron, Inc. (Miscellaneous Manufacturing)	636	26,782
The Charles Schwab Corp. (Diversified Financial Services)	3,816	115,205
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	636	48,463
The Gap, Inc. (Retail)	636	26,782
The Hershey Co. (Food)	477	49,575
The Home Depot, Inc. (Retail)	6,678	700,991
The Interpublic Group of Cos., Inc. (Advertising)	1,113	23,117
The Macerich Co. (REIT)	636	53,049
The Williams Cos., Inc. (Pipelines)	3,339	150,055
Thermo Fisher Scientific, Inc. (Electronics)	2,067	258,975
Tiffany & Co. (Retail)	318	33,981
Time Warner Cable, Inc. (Media)	954	145,065
Time Warner, Inc. (Media)	4,293	366,708
TJX Cos., Inc. (Retail)	2,226	152,659
Total System Services, Inc. (Commercial Services)	636	21,599
Tractor Supply Co. (Retail)	636	50,130
TripAdvisor, Inc.* (Internet)	636	47,484
Twenty-First Century Fox, Inc.—Class A (Media)	5,406	207,617
Tyco International PLC (Commercial Services)	1,113	48,816
U.S. Bancorp (Banks)	4,293	192,970
Under Armour, Inc.*—Class A (Apparel)	795	53,981
Union Pacific Corp. (Transportation)	4,452	530,366
United Parcel Service, Inc.—Class B (Transportation)	2,067	229,787
United Rentals, Inc.* (Commercial Services)	477	48,658
UnitedHealth Group, Inc. (Healthcare-Services)	2,385	241,099
Universal Health Services, Inc.—Class B (Healthcare-Services)	318	35,381
V.F. Corp. (Apparel)	1,749	131,000
Varian Medical Systems, Inc.* (Healthcare-Products)	318	27,510
Ventas, Inc. (REIT)	1,431	102,603
VeriSign, Inc.* (Internet)	477	27,189
Vertex Pharmaceuticals, Inc.* (Biotechnology)	795	94,446
Viacom, Inc.—Class B (Media)	954	71,789
Visa, Inc.—Class A (Diversified Financial Services)	2,385	625,347
Vornado Realty Trust (REIT)	477	56,148
Vulcan Materials Co. (Building Materials)	477	31,353
W.W. Grainger, Inc. (Distribution/Wholesale)	159	40,528
Walt Disney Co. (Media)	7,791	733,834
Waste Management, Inc. (Environmental Control)	1,113	57,119
Waters Corp.* (Electronics)	318	35,845
Wells Fargo & Co. (Banks)	9,540	522,983
Western Digital Corp. (Computers)	1,113	123,209
Western Union Co. (Commercial Services)	1,431	25,629
Weyerhaeuser Co. (REIT)	1,908	68,478
Windstream Holdings, Inc. (Telecommunications)	1,749	14,412
Wisconsin Energy Corp. (Electric)	636	33,543
Wyndham Worldwide Corp. (Lodging)	636	54,543
Wynn Resorts, Ltd. (Lodging)	477	70,959
Xilinx, Inc. (Semiconductors)	636	27,532
Yahoo!, Inc.* (Internet)	4,452	224,871
YUM! Brands, Inc. (Retail)	1,272	92,665
Zimmer Holdings, Inc. (Healthcare-Products)	636	72,135
Zoetis, Inc. (Pharmaceuticals)	2,544	109,468
TOTAL COMMON STOCKS (Cost $31,812,359)		47,648,785
TOTAL INVESTMENT SECURITIES (Cost $31,812,359)—100.3%		47,648,785
Net other assets (liabilities)—(0.3)%		(146,889)
NET ASSETS—100.0%		$47,501,896

*                 Non-income producing security

(a)         Number of shares is less than 0.50

(b)         Amount is less than $0.50.

See accompanying notes to financial statements.

64 :: ProFund VP Large-Cap Growth :: Financial Statements

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$163,352	0.4%
Aerospace/Defense	674,819	1.4%
Agriculture	1,055,474	2.2%
Airlines	359,208	0.8%
Apparel	634,340	1.3%
Auto Manufacturers	64,882	0.1%
Banks	781,684	1.6%
Beverages	1,364,859	2.8%
Biotechnology	2,551,118	5.4%
Building Materials	86,469	0.1%
Chemicals	1,099,642	2.5%
Commercial Services	1,089,158	2.3%
Computers	4,188,970	8.7%
Cosmetics/Personal Care	832,782	1.8%
Distribution/Wholesale	146,780	0.3%
Diversified Financial Services	1,801,793	3.8%
Electric	326,322	0.6%
Electrical Components & Equipment	41,841	0.1%
Electronics	767,850	1.5%
Environmental Control	119,644	0.3%
Food	427,147	0.9%
Gas	121,883	0.3%
Hand/Machine Tools	21,742	NM
Healthcare-Products	1,513,394	3.2%
Healthcare-Services	488,877	1.0%
Home Builders	107,454	0.2%
Home Furnishings	61,034	0.1%
Household Products/Wares	161,735	0.3%
Housewares	36,338	0.1%
Insurance	222,250	0.5%
Internet	4,146,688	8.8%
Leisure Time	81,238	0.2%
Lodging	251,045	0.5%
Machinery-Diversified	85,081	0.2%
Media	2,497,134	5.3%
Metal Fabricate/Hardware	76,600	0.2%
Miscellaneous Manufacturing	664,994	1.4%
Oil & Gas	581,466	1.2%
Oil & Gas Services	319,088	0.7%
Packaging & Containers	59,503	0.1%
Pharmaceuticals	3,863,547	8.2%
Pipelines	576,817	1.2%
Real Estate	49,012	0.1%
REIT	1,951,601	4.1%
Retail	3,232,269	6.8%
Semiconductors	2,516,292	5.3%
Software	3,425,342	7.2%
Telecommunications	591,868	1.3%
Textiles	24,702	0.1%
Toys/Games/Hobbies	17,487	NM
Transportation	1,324,170	2.8%
Other**	(146,889)	(0.3)%
Total	$47,501,896	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 65

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$31,812,359
Securities, at value	47,648,785
Total Investment Securities, at value	47,648,785
Dividends receivable	59,155
Prepaid expenses	1,852
TOTAL ASSETS	47,709,792

LIABILITIES:
Payable for capital shares redeemed	94,732
Cash overdraft	27,600
Advisory fees payable	25,020
Management services fees payable	3,336
Administration fees payable	1,478
Administrative services fees payable	15,985
Distribution fees payable	13,586
Trustee fees payable	16
Transfer agency fees payable	2,366
Fund accounting fees payable	2,811
Compliance services fees payable	215
Other accrued expenses	20,751
TOTAL LIABILITIES	207,896
NET ASSETS	$47,501,896

NET ASSETS CONSIST OF:
Capital	$34,126,797
Accumulated net investment income (loss)	6,722
Accumulated net realized gains (losses) on investments	(2,468,049)
Net unrealized appreciation (depreciation) on investments	15,836,426
NET ASSETS	$47,501,896

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	830,043
Net Asset Value (offering and redemption price per share)	$57.23

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$614,721
Interest	13
Foreign tax withholding	(91)
TOTAL INVESTMENT INCOME	614,643

EXPENSES:
Advisory fees	271,767
Management services fees	36,235
Administration fees	14,605
Transfer agency fees	22,491
Administrative services fees	116,515
Distribution fees	90,589
Custody fees	26,559
Fund accounting fees	29,962
Trustee fees	825
Compliance services fees	322
Other fees	27,771
Total Gross Expenses before reductions	637,641
Expenses reduced and reimbursed by the Advisor	(28,883)
TOTAL NET EXPENSES	608,758
NET INVESTMENT INCOME (LOSS)	5,885

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,223,107
Change in net unrealized appreciation/depreciation on investments	1,887,019
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,110,126

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,116,011

See accompanying notes to financial statements.

66 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$5,885	$41,387
Net realized gains (losses) on investments	2,223,107	1,837,481
Change in net unrealized appreciation/depreciation on investments	1,887,019	5,550,887
Change in net assets resulting from operations	4,116,011	7,429,755

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,982)	(88,892)
Change in net assets resulting from distributions	(35,982)	(88,892)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	49,441,729	24,948,043
Dividends reinvested	35,982	88,892
Value of shares redeemed	(42,945,982)	(21,025,272)
Change in net assets resulting from capital transactions	6,531,729	4,011,663
Change in net assets	10,611,758	11,352,526

NET ASSETS:
Beginning of period	36,890,138	25,537,612
End of period	$47,501,896	$36,890,138
Accumulated net investment income (loss)	$6,722	$42,223

SHARE TRANSACTIONS:
Issued	922,167	545,502
Reinvested	686	2,063
Redeemed	(819,730)	(475,824)
Change in shares	103,123	71,741

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 67

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$50.75	$38.98	$34.60	$33.56	$29.67

Investment Activities:
Net investment income (loss)(a)	0.01	0.07	0.12	0.03	— (b)
Net realized and unrealized gains (losses) on investments	6.54	11.86	4.29	1.01	3.91
Total income (loss) from investment activities	6.55	11.93	4.41	1.04	3.91

Distributions to Shareholders From:
Net investment income	(0.07)	(0.16)	(0.03)	—	(0.02)

Net Asset Value, End of Period	$57.23	$50.75	$38.98	$34.60	$33.56

Total Return	12.93%	30.66%	12.72%	3.13%	13.18%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.78%	1.86%	1.84%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.02%	0.15%	0.31%	0.08%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$47,502	$36,890	$25,538	$29,859	$36,264
Portfolio turnover rate(c)	124%	81%	177%	306%	232%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

68 :: ProFund VP Mid-Cap Value :: Management Discussion of Fund Performance

ProFund VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 10.19%. For the same period, the Index had a total return of 12.10%(1) and a volatility of 12.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is a designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Value	10.19%	14.46%	7.29%
S&P MidCap 400 Value Index	12.10%	16.40%	9.33%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.85%	1.70%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Rock-Tenn Co.	1.1%
Towers Watson & Co.	1.0%
Everest Re Group, Ltd.	1.0%
Alliant Energy Corp.	1.0%
HollyFrontier Corp.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	23%
Industrial	21%
Consumer, Non-Cyclical	13%
Consumer, Cyclical	10%
Technology	9%
Utilities	8%
Energy	7%
Basic Materials	6%
Communications	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from December 31, 2004 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap Value :: 69

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.6%)

	Shares	Value
3D Systems Corp.* (Computers)	1,106	$36,354
Aaron’s, Inc. (Commercial Services)	1,580	48,301
Abercrombie & Fitch Co.—Class A (Retail)	1,738	49,776
Acxiom Corp.* (Software)	1,896	38,432
Advanced Micro Devices, Inc.* (Semiconductors)	15,563	41,553
Advent Software, Inc. (Software)	474	14,523
Aecom Technology Corp.* (Engineering & Construction)	3,792	115,164
AGCO Corp. (Machinery-Diversified)	2,054	92,841
Albemarle Corp. (Chemicals)	1,975	118,756
Alexandria Real Estate Equities, Inc. (REIT)	553	49,073
Alleghany Corp.* (Insurance)	237	109,850
Alliant Energy Corp. (Electric)	2,765	183,651
Alliant Techsystems, Inc. (Aerospace/Defense)	790	91,837
Allscripts Healthcare Solutions, Inc.* (Software)	4,187	53,468
American Campus Communities, Inc. (REIT)	790	32,674
American Eagle Outfitters, Inc. (Retail)	4,345	60,309
American Financial Group, Inc. (Insurance)	1,817	110,328
ANN, Inc.* (Retail)	1,106	40,347
ANSYS, Inc.* (Software)	869	71,258
AOL, Inc.* (Internet)	948	43,769
Apollo Group, Inc.*—Class A (Commercial Services)	2,370	80,841
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,580	105,607
Aqua America, Inc. (Water)	1,817	48,514
Arrow Electronics, Inc.* (Electronics)	2,370	137,199
Arthur J. Gallagher & Co. (Insurance)	1,422	66,948
Ascena Retail Group, Inc.* (Retail)	3,239	40,682
Ashland, Inc. (Chemicals)	790	94,610
Aspen Insurance Holdings, Ltd. (Insurance)	1,580	69,157
Associated Banc-Corp. (Banks)	3,792	70,645
Astoria Financial Corp. (Savings & Loans)	2,212	29,552
Atmel Corp.* (Semiconductors)	10,349	86,880
Atmos Energy Corp. (Gas)	2,528	140,911
Atwood Oceanics, Inc.* (Oil & Gas)	1,501	42,583
Avnet, Inc. (Electronics)	3,397	146,138
BancorpSouth, Inc. (Banks)	2,133	48,014
Bank of Hawaii Corp. (Banks)	1,106	65,597
BE Aerospace, Inc.* (Aerospace/Defense)	948	55,003
Belden, Inc. (Electrical Components & Equipment)	474	37,356
Bemis Co., Inc. (Packaging & Containers)	2,449	110,719
Big Lots, Inc. (Retail)	711	28,454
BioMed Realty Trust, Inc. (REIT)	2,370	51,050
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	474	57,146
Bio-Techne Corp. (Biotechnology)	316	29,198
Black Hills Corp. (Electric)	1,106	58,662
Broadridge Financial Solutions, Inc. (Software)	948	43,779
Brown & Brown, Inc. (Insurance)	1,027	33,799
Cabela’s, Inc.* (Retail)	1,185	62,461
Cabot Corp. (Chemicals)	1,580	69,299
California Resources Corp.* (Oil & Gas)	2,765	15,235
CARBO Ceramics, Inc. (Oil & Gas Services)	474	18,984
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	790	71,290
Carpenter Technology Corp. (Iron/Steel)	1,343	66,143
Cathay Bancorp, Inc. (Banks)	1,817	46,497
CDK Global, Inc. (Software)	1,343	54,741
Chico’s FAS, Inc. (Retail)	3,792	61,468
Ciena Corp.* (Telecommunications)	2,607	50,602
Cinemark Holdings, Inc. (Entertainment)	1,264	44,973
City National Corp. (Banks)	1,185	95,759
Clarcor, Inc. (Miscellaneous Manufacturing)	474	31,587
Clean Harbors, Inc.* (Environmental Control)	1,343	64,532
Cleco Corp. (Electric)	1,501	81,865
Cliffs Natural Resources, Inc. (Iron/Steel)	2,765	19,742
Commerce Bancshares, Inc. (Banks)	2,054	89,328
Commercial Metals Co. (Iron/Steel)	2,923	47,616
Community Health Systems, Inc.* (Healthcare-Services)	2,923	157,608
CommVault Systems, Inc.* (Software)	474	24,501
Compass Minerals International, Inc. (Mining)	316	27,438
Convergys Corp. (Computers)	2,528	51,495
Con-way, Inc. (Transportation)	1,422	69,934
CoreLogic, Inc.* (Diversified Financial Services)	1,106	34,939
Corporate Office Properties Trust (REIT)	790	22,412
Corrections Corp. of America (REIT)	2,923	106,222
Crane Co. (Miscellaneous Manufacturing)	1,264	74,197
Cree, Inc.* (Semiconductors)	3,002	96,724
CST Brands, Inc. (Retail)	1,896	82,684
Cubist Pharmaceuticals, Inc.* (Biotechnology)	553	55,659
Cullen/Frost Bankers, Inc. (Banks)	1,343	94,870
Cypress Semiconductor Corp. (Semiconductors)	1,975	28,203
Dean Foods Co. (Food)	2,291	44,400
Deluxe Corp. (Commercial Services)	474	29,507
DeVry, Inc. (Commercial Services)	790	37,501
Dick’s Sporting Goods, Inc. (Retail)	2,449	121,594
Diebold, Inc. (Computers)	1,580	54,731
Domtar Corp. (Forest Products & Paper)	1,580	63,548
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,580	61,035
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,817	40,574
Dril-Quip, Inc.* (Oil & Gas Services)	553	42,432
DST Systems, Inc. (Computers)	316	29,751
East West Bancorp, Inc. (Banks)	1,896	73,394
Eaton Vance Corp. (Diversified Financial Services)	1,343	54,969
Endo International PLC* (Pharmaceuticals)	1,501	108,252
Energen Corp. (Oil & Gas)	1,817	115,852
Energizer Holdings, Inc. (Electrical Components & Equipment)	711	91,406
Equity One, Inc. (REIT)	632	16,028
Esterline Technologies Corp.* (Aerospace/Defense)	316	34,659
Everest Re Group, Ltd. (Insurance)	1,106	188,351
Exelis, Inc. (Aerospace/Defense)	4,661	81,707
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,923	49,340
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,106	36,421
FEI Co. (Electronics)	553	49,964
First American Financial Corp. (Insurance)	2,686	91,055
First Horizon National Corp. (Banks)	2,844	38,622
First Niagara Financial Group, Inc. (Savings & Loans)	8,769	73,923
FirstMerit Corp. (Banks)	4,108	77,600
Flowers Foods, Inc. (Food)	4,582	87,929
Fortune Brands Home & Security, Inc. (Building Materials)	1,343	60,798
FTI Consulting, Inc.* (Commercial Services)	1,027	39,673

See accompanying notes to financial statements.

70 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	4,582	$56,634
GATX Corp. (Trucking & Leasing)	553	31,820
Genesee & Wyoming, Inc.*—Class A (Transportation)	474	42,622
Graco, Inc. (Machinery-Diversified)	474	38,005
Graham Holdings Co.—Class B (Commercial Services)	79	68,233
Granite Construction, Inc. (Engineering & Construction)	869	33,039
Great Plains Energy, Inc. (Electric)	3,792	107,731
Greif, Inc.—Class A (Packaging & Containers)	869	41,043
GUESS?, Inc. (Retail)	1,580	33,306
Gulfport Energy Corp.* (Oil & Gas)	2,133	89,032
Halyard Health, Inc.* (Healthcare-Products)	1,185	53,882
Hancock Holding Co. (Banks)	2,054	63,058
Hanover Insurance Group, Inc. (Insurance)	1,106	78,880
Harsco Corp. (Miscellaneous Manufacturing)	1,975	37,308
Hawaiian Electric Industries, Inc. (Electric)	2,528	84,637
HCC Insurance Holdings, Inc. (Insurance)	2,370	126,842
Health Net, Inc.* (Healthcare-Services)	1,896	101,493
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,449	53,143
Henry Schein, Inc.* (Healthcare-Products)	632	86,046
Herman Miller, Inc. (Office Furnishings)	1,501	44,175
Highwoods Properties, Inc. (REIT)	711	31,483
Hill-Rom Holdings, Inc. (Healthcare-Products)	711	32,436
HMS Holdings Corp.* (Commercial Services)	1,027	21,711
HNI Corp. (Office Furnishings)	474	24,202
HollyFrontier Corp. (Oil & Gas)	4,819	180,617
Home Properties, Inc. (REIT)	632	41,459
Hospitality Properties Trust (REIT)	1,343	41,633
Hubbell, Inc.—Class B (Electrical Components & Equipment)	711	75,956
Huntington Ingalls Industries, Inc. (Shipbuilding)	632	71,075
IDACORP, Inc. (Electric)	711	47,061
IDEX Corp. (Machinery-Diversified)	790	61,494
Informatica Corp.* (Software)	1,264	48,203
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	3,871	106,994
Ingredion, Inc. (Food)	1,817	154,154
Integrated Device Technology, Inc.* (Semiconductors)	1,106	21,678
International Bancshares Corp. (Banks)	1,422	37,740
International Game Technology (Entertainment)	3,160	54,510
International Rectifier Corp.* (Semiconductors)	711	28,369
International Speedway Corp.—Class A (Entertainment)	711	22,503
Intersil Corp.—Class A (Semiconductors)	3,239	46,868
IPG Photonics Corp.* (Semiconductors)	316	23,675
Itron, Inc.* (Electronics)	948	40,091
J.C. Penney Co., Inc.* (Retail)	7,584	49,144
Jabil Circuit, Inc. (Electronics)	4,819	105,199
Jack Henry & Associates, Inc. (Computers)	632	39,272
Janus Capital Group, Inc. (Diversified Financial Services)	1,659	26,760
Jarden Corp.* (Leisure Time)	1,817	86,998
JDS Uniphase Corp.* (Telecommunications)	5,767	79,123
John Wiley & Sons, Inc. (Media)	553	32,760
Kate Spade & Co.* (Retail)	1,580	50,576
KB Home (Home Builders)	1,264	20,919
KBR, Inc. (Engineering & Construction)	3,634	61,596
Kemper Corp. (Insurance)	1,264	45,643
Kennametal, Inc. (Hand/Machine Tools)	1,975	70,685
Keysight Technologies, Inc.* (Electrical Components & Equipment)	1,264	42,685
Kirby Corp.* (Transportation)	553	44,649
KLX, Inc.* (Aerospace/Defense)	1,343	55,399
Knowles Corp.* (Electronics)	2,133	50,232
Lancaster Colony Corp. (Food)	237	22,193
Leidos Holdings, Inc. (Computers)	1,580	68,763
Lennox International, Inc. (Building Materials)	395	37,553
Lexmark International, Inc.—Class A (Computers)	1,501	61,946
Liberty Property Trust (REIT)	3,713	139,721
Life Time Fitness, Inc.* (Leisure Time)	474	26,838
LifePoint Hospitals, Inc.* (Healthcare-Services)	553	39,766
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	948	65,497
Louisiana-Pacific Corp.* (Building Materials)	3,555	58,871
M.D.C. Holdings, Inc. (Home Builders)	948	25,094
Mack-Cali Realty Corp. (REIT)	2,054	39,149
Manpower, Inc. (Commercial Services)	1,975	134,635
MDU Resources Group, Inc. (Electric)	4,819	113,247
Mentor Graphics Corp. (Computers)	2,449	53,682
Mercury General Corp. (Insurance)	869	49,246
Meredith Corp. (Media)	869	47,203
Mid-America Apartment Communities, Inc. (REIT)	711	53,097
MSA Safety, Inc. (Environmental Control)	395	20,971
MSC Industrial Direct Co.—Class A (Retail)	553	44,931
MSCI, Inc.—Class A (Software)	948	44,973
Murphy USA, Inc.* (Oil & Gas)	1,027	70,719
National Fuel Gas Co. (Gas)	1,185	82,393
National Instruments Corp. (Electronics)	1,106	34,386
National Retail Properties, Inc. (REIT)	1,343	52,874
NCR Corp.* (Computers)	4,187	122,010
NeuStar, Inc.*—Class A (Telecommunications)	1,343	37,335
New York Community Bancorp (Savings & Loans)	10,981	175,696
NewMarket Corp. (Chemicals)	79	31,879
NOW, Inc.* (Oil & Gas Services)	2,686	69,111
Oceaneering International, Inc. (Oil & Gas Services)	1,106	65,044
Office Depot, Inc.* (Retail)	12,008	102,969
OGE Energy Corp. (Electric)	4,977	176,584
Oil States International, Inc.* (Oil & Gas Services)	1,343	65,673
Old Republic International Corp. (Insurance)	6,004	87,839
Olin Corp. (Chemicals)	1,975	44,971
Omnicare, Inc. (Pharmaceuticals)	1,027	74,899
ONE Gas, Inc. (Gas)	1,264	52,102
Oshkosh Truck Corp. (Auto Manufacturers)	1,975	96,084
Owens & Minor, Inc. (Pharmaceuticals)	1,580	55,474
PacWest Bancorp (Banks)	1,264	57,461
Panera Bread Co.*—Class A (Retail)	158	27,618
Patterson-UTI Energy, Inc. (Oil & Gas)	3,634	60,288
Peabody Energy Corp. (Coal)	6,715	51,974
Plantronics, Inc. (Telecommunications)	316	16,754
PNM Resources, Inc. (Electric)	1,106	32,771
Polycom, Inc.* (Telecommunications)	3,397	45,860
PolyOne Corp. (Chemicals)	1,027	38,934
Post Holdings, Inc.* (Food)	553	23,165
Potlatch Corp. (REIT)	474	19,846
Prosperity Bancshares, Inc. (Banks)	1,501	83,095
Protective Life Corp. (Insurance)	1,027	71,531
Questar Corp. (Gas)	2,291	57,916
R.R. Donnelley & Sons Co. (Commercial Services)	4,977	83,638
Raymond James Financial Corp. (Diversified Financial Services)	1,659	95,043

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 71

Common Stocks, continued

	Shares	Value
Rayonier, Inc. (REIT)	3,160	$88,290
Regal-Beloit Corp. (Hand/Machine Tools)	1,106	83,172
Reinsurance Group of America, Inc. (Insurance)	1,738	152,283
Reliance Steel & Aluminum Co. (Iron/Steel)	1,975	121,008
Rent-A-Center, Inc. (Commercial Services)	1,343	48,778
ResMed, Inc. (Healthcare-Products)	1,027	57,574
Rock-Tenn Co.—Class A (Packaging & Containers)	3,476	211,966
Rollins, Inc. (Commercial Services)	474	15,689
Rosetta Resources, Inc.* (Oil & Gas)	1,501	33,487
Rovi Corp.* (Semiconductors)	1,264	28,554
Rowan Cos. PLC—Class A (Oil & Gas)	3,081	71,849
Royal Gold, Inc. (Mining)	553	34,673
RPM, Inc. (Chemicals)	1,106	56,085
Science Applications International Corp. (Computers)	1,027	50,867
Semtech Corp.* (Semiconductors)	790	21,780
Senior Housing Properties Trust (REIT)	2,607	57,641
Sensient Technologies Corp. (Chemicals)	553	33,368
Silgan Holdings, Inc. (Packaging & Containers)	1,106	59,282
Silicon Laboratories, Inc.* (Semiconductors)	316	15,048
SL Green Realty Corp. (REIT)	869	103,429
SLM Corp. (Diversified Financial Services)	5,530	56,351
SM Energy Co. (Oil & Gas)	1,659	64,004
Smith Corp. (Miscellaneous Manufacturing)	632	35,651
Solera Holdings, Inc. (Software)	711	36,389
Sonoco Products Co. (Packaging & Containers)	2,528	110,474
Sotheby’s—Class A (Commercial Services)	1,501	64,813
SPX Corp. (Miscellaneous Manufacturing)	1,027	88,239
StanCorp Financial Group, Inc. (Insurance)	1,027	71,746
Steel Dynamics, Inc. (Iron/Steel)	6,004	118,519
SunEdison, Inc.* (Semiconductors)	2,528	49,321
Superior Energy Services, Inc. (Oil & Gas Services)	3,792	76,408
SUPERVALU, Inc.* (Food)	2,686	26,054
SVB Financial Group* (Banks)	474	55,017
Synopsys, Inc.* (Computers)	1,343	58,380
Synovus Financial Corp. (Banks)	3,397	92,025
Tanger Factory Outlet Centers, Inc. (REIT)	711	26,279
Taubman Centers, Inc. (REIT)	474	36,223
TCF Financial Corp. (Banks)	4,187	66,531
Tech Data Corp.* (Electronics)	948	59,942
Teleflex, Inc. (Healthcare-Products)	395	45,354
Telephone & Data Systems, Inc. (Telecommunications)	2,449	61,837
Teradyne, Inc. (Semiconductors)	5,372	106,312
Terex Corp. (Machinery-Construction & Mining)	2,686	74,886
The Cheesecake Factory, Inc. (Retail)	553	27,821
The New York Times Co.—Class A (Media)	3,239	42,820
The Scotts Miracle-Gro Co.—Class A (Housewares)	553	34,463
The Timken Co. (Metal Fabricate/Hardware)	1,817	77,550
The Wendy’s Co. (Retail)	3,160	28,535
Thor Industries, Inc. (Home Builders)	632	35,310
Thoratec Corp.* (Healthcare-Products)	1,343	43,594
Tidewater, Inc. (Transportation)	1,264	40,966
Time, Inc. (Media)	2,686	66,102
TimkenSteel Corp. (Metal Fabricate/Hardware)	948	35,104
Tootsie Roll Industries, Inc. (Food)	474	14,528
Towers Watson & Co.—Class A (Commercial Services)	1,738	196,690
TreeHouse Foods, Inc.* (Food)	553	47,298
Trimble Navigation, Ltd.* (Electronics)	2,607	69,190
Triumph Group, Inc. (Aerospace/Defense)	1,264	84,966
Trustmark Corp. (Banks)	1,659	40,712
Tupperware Corp. (Housewares)	1,264	79,632
Umpqua Holdings Corp. (Banks)	5,372	91,378
Unit Corp.* (Oil & Gas)	1,106	37,715
United Natural Foods, Inc.* (Food)	1,264	97,739
United States Steel Corp. (Iron/Steel)	3,634	97,173
Valley National Bancorp (Banks)	5,451	52,929
Valmont Industries, Inc. (Metal Fabricate/Hardware)	632	80,264
Vectren Corp. (Gas)	948	43,826
Vishay Intertechnology, Inc. (Electronics)	3,397	48,068
W.R. Berkley Corp. (Insurance)	1,422	72,892
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,106	55,101
Washington Federal, Inc. (Savings & Loans)	2,449	54,245
Washington Prime Group, Inc. (REIT)	3,871	66,659
Waste Connections, Inc. (Environmental Control)	1,264	55,603
Watsco, Inc. (Distribution/Wholesale)	711	76,077
Webster Financial Corp. (Banks)	2,212	71,956
WellCare Health Plans, Inc.* (Healthcare-Services)	1,106	90,758
Werner Enterprises, Inc. (Transportation)	553	17,226
Westar Energy, Inc. (Electric)	3,239	133,576
Western Refining, Inc. (Oil & Gas)	1,817	68,646
WGL Holdings, Inc. (Gas)	1,264	69,040
Woodward, Inc. (Electronics)	553	27,224
World Fuel Services Corp. (Retail)	1,817	85,272
Worthington Industries, Inc. (Iron/Steel)	1,264	38,034
WPX Energy, Inc.* (Oil & Gas)	5,056	58,801
TOTAL COMMON STOCKS (Cost $14,017,205)		19,134,186
TOTAL INVESTMENT SECURITIES (Cost $14,017,205)—100.6%		19,134,186
Net other assets (liabilities)—(0.6)%		(111,208)
NET ASSETS—100.0%		$19,022,978

*	Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$403,571	2.1%
Auto Manufacturers	96,084	0.5%
Banks	1,468,862	7.8%
Biotechnology	142,003	0.8%
Building Materials	157,222	0.8%
Chemicals	487,902	2.6%
Coal	51,974	0.3%
Commercial Services	870,010	4.5%
Computers	627,251	3.3%
Distribution/Wholesale	183,071	1.0%
Diversified Financial Services	359,584	1.9%
Electric	1,019,785	5.3%
Electrical Components & Equipment	247,403	1.3%
Electronics	767,633	4.0%
Engineering & Construction	209,799	1.1%
Entertainment	162,560	0.9%
Environmental Control	141,106	0.7%
Food	517,460	2.7%
Forest Products & Paper	63,548	0.3%
Gas	446,188	2.4%

See accompanying notes to financial statements.

72 :: ProFund VP Mid-Cap Value :: Financial Statements

	Value	% of Net Assets
Hand/Machine Tools	$219,354	1.2%
Healthcare-Products	318,886	1.7%
Healthcare-Services	389,625	2.0%
Home Builders	81,323	0.4%
Housewares	114,095	0.6%
Insurance	1,426,390	7.5%
Internet	43,769	0.2%
Iron/Steel	508,235	2.7%
Leisure Time	113,836	0.6%
Machinery-Construction & Mining	74,886	0.4%
Machinery-Diversified	192,340	1.0%
Media	188,885	0.9%
Metal Fabricate/Hardware	192,918	1.0%
Mining	62,111	0.3%
Miscellaneous Manufacturing	504,914	2.7%
Office Furnishings	68,377	0.4%
Oil & Gas	908,828	4.7%
Oil & Gas Services	390,795	2.1%
Packaging & Containers	533,484	2.7%
Pharmaceuticals	238,625	1.3%
REIT	1,075,242	5.7%
Retail	997,947	5.2%
Savings & Loans	333,416	1.8%
Semiconductors	644,305	3.4%
Shipbuilding	71,075	0.4%
Software	430,267	2.3%
Telecommunications	291,511	1.5%
Transportation	215,397	1.1%
Trucking & Leasing	31,820	0.2%
Water	48,514	0.3%
Other**	(111,208)	(0.6)%
Total	$19,022,978	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 73

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$14,017,205
Securities, at value	19,134,186
Total Investment Securities, at value	19,134,186
Dividends receivable	21,681
Prepaid expenses	1,360
TOTAL ASSETS	19,157,227

LIABILITIES:
Payable for capital shares redeemed	10,952
Cash overdraft	82,197
Advisory fees payable	10,087
Management services fees payable	1,345
Administration fees payable	660
Administrative services fees payable	7,352
Distribution fees payable	6,158
Trustee fees payable	7
Transfer agency fees payable	1,058
Fund accounting fees payable	1,256
Compliance services fees payable	111
Other accrued expenses	13,066
TOTAL LIABILITIES	134,249
NET ASSETS	$19,022,978

NET ASSETS CONSIST OF:
Capital	$15,230,834
Accumulated net investment income (loss)	26,553
Accumulated net realized gains (losses) on investments	(1,351,390)
Net unrealized appreciation (depreciation) on investments	5,116,981
NET ASSETS	$19,022,978

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	451,734
Net Asset Value (offering and redemption price per share)	$42.11

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$460,934
Interest	4
TOTAL INVESTMENT INCOME	460,938

EXPENSES:
Advisory fees	193,921
Management services fees	25,856
Administration fees	10,444
Transfer agency fees	16,036
Administrative services fees	86,652
Distribution fees	64,640
Custody fees	25,961
Fund accounting fees	21,824
Trustee fees	614
Compliance services fees	133
Other fees	17,974
Total Gross Expenses before reductions	464,055
Expenses reduced and reimbursed by the Advisor	(29,671)
TOTAL NET EXPENSES	434,384
NET INVESTMENT INCOME (LOSS)	26,554

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,196,750
Change in net unrealized appreciation/depreciation on investments	(2,411,543)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,785,207

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,811,761

See accompanying notes to financial statements.

74 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$26,554	$32,312
Net realized gains (losses) on investments	4,196,750	4,334,701
Change in net unrealized appreciation/depreciation on investments	(2,411,543)	2,628,186
Change in net assets resulting from operations	1,811,761	6,995,199

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32,312)	(105,779)
Change in net assets resulting from distributions	(32,312)	(105,779)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,209,459	51,405,732
Dividends reinvested	32,312	105,779
Value of shares redeemed	(54,401,860)	(55,458,633)
Change in net assets resulting from capital transactions	(11,160,089)	(3,947,122)
Change in net assets	(9,380,640)	2,942,298

NET ASSETS:
Beginning of period	28,403,618	25,461,320
End of period	$19,022,978	$28,403,618
Accumulated net investment income (loss)	$26,553	$30,017

SHARE TRANSACTIONS:
Issued	1,073,165	1,504,643
Reinvested	811	3,198
Redeemed	(1,364,700)	(1,642,060)
Change in shares	(290,724)	(134,219)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 75

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$38.26	$29.04	$24.95	$26.01	$21.66

Investment Activities:
Net investment income (loss)(a)	0.04	0.04	0.12	0.04	0.03
Net realized and unrealized gains (losses) on investments	3.85	9.28	4.01	(1.06)	4.39
Total income (loss) from investment activities	3.89	9.32	4.13	(1.02)	4.42

Distributions to Shareholders From:
Net investment income	(0.04)	(0.10)	(0.04)	(0.04)	(0.07)

Net Asset Value, End of Period	$42.11	$38.26	$29.04	$24.95	$26.01

Total Return	10.19%	32.16%	16.57%	(3.92)%	20.45%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.83%	1.91%	1.84%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.10%	0.11%	0.43%	0.15%	0.14%

Supplemental Data:
Net assets, end of period (000’s)	$19,023	$28,404	$25,461	$26,113	$29,286
Portfolio turnover rate(b)	189%	185%	250%	477%	400%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

76 :: ProFund VP Mid-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 5.89%. For the same period, the Index had a total return of 7.57%(1) and a volatility of 14.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Growth	5.89%	14.74%	8.08%
S&P MidCap 400 Growth Index	7.57%	16.72%	10.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	1.6%
Equinix, Inc.	1.5%
Advance Auto Parts, Inc.	1.4%
Hanesbrands, Inc.	1.3%
Realty Income Corp.	1.2%

S&P MidCap 400 Growth Index – Composition

% of Index
Financial	22%
Consumer, Non-Cyclical	21%
Industrial	17%
Consumer, Cyclical	17%
Technology	11%
Communications	5%
Basic Materials	4%
Utilities	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from December 31, 2004 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap Growth :: 77

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.3%)

	Shares	Value
3D Systems Corp.* (Computers)	1,836	$60,349
ACI Worldwide, Inc.* (Software)	3,366	67,892
Acuity Brands, Inc. (Electrical Components & Equipment)	1,224	171,445
Advance Auto Parts, Inc. (Retail)	2,142	341,177
Advent Software, Inc. (Software)	765	23,440
Alaska Air Group, Inc. (Airlines)	3,825	228,582
Alexander & Baldwin, Inc. (Real Estate)	1,377	54,061
Alexandria Real Estate Equities, Inc. (REIT)	1,377	122,195
Align Technology, Inc.* (Healthcare-Products)	2,142	119,759
Alleghany Corp.* (Insurance)	153	70,916
AMC Networks, Inc.*—Class A (Media)	1,683	107,325
American Campus Communities, Inc. (REIT)	2,142	88,593
ANSYS, Inc.* (Software)	1,683	138,006
AOL, Inc.* (Internet)	1,224	56,512
Aqua America, Inc. (Water)	3,060	81,702
ARRIS Group, Inc.* (Telecommunications)	3,825	115,477
Arthur J. Gallagher & Co. (Insurance)	3,060	144,064
Ashland, Inc. (Chemicals)	918	109,940
BE Aerospace, Inc.* (Aerospace/Defense)	1,989	115,402
Belden, Inc. (Electrical Components & Equipment)	612	48,232
Big Lots, Inc. (Retail)	765	30,615
BioMed Realty Trust, Inc. (REIT)	2,907	62,617
Bio-Techne Corp. (Biotechnology)	765	70,686
Brinker International, Inc. (Retail)	1,836	107,755
Broadridge Financial Solutions, Inc. (Software)	2,448	113,049
Brown & Brown, Inc. (Insurance)	2,142	70,493
Brunswick Corp. (Leisure Time)	2,754	141,170
Cadence Design Systems, Inc.* (Computers)	8,568	162,535
California Resources Corp.* (Oil & Gas)	5,661	31,192
Camden Property Trust (REIT)	2,601	192,058
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	918	82,840
Carter’s, Inc. (Apparel)	1,530	133,584
CBOE Holdings, Inc. (Diversified Financial Services)	2,448	155,252
CDK Global, Inc. (Software)	3,213	130,962
Centene Corp.* (Healthcare-Services)	1,683	174,780
Charles River Laboratories International, Inc.* (Biotechnology)	1,377	87,632
Church & Dwight, Inc. (Household Products/Wares)	3,978	313,506
Cinemark Holdings, Inc. (Entertainment)	1,530	54,437
Clarcor, Inc. (Miscellaneous Manufacturing)	918	61,176
Cliffs Natural Resources, Inc. (Iron/Steel)	1,224	8,739
Cognex Corp.* (Machinery-Diversified)	2,601	107,499
CommVault Systems, Inc.* (Software)	765	39,543
Compass Minerals International, Inc. (Mining)	612	53,140
Copart, Inc.* (Retail)	3,366	122,826
CoreLogic, Inc.* (Diversified Financial Services)	1,377	43,499
Corporate Office Properties Trust (REIT)	1,683	47,747
Covance, Inc.* (Healthcare-Services)	1,683	174,763
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,530	153,995
Cypress Semiconductor Corp. (Semiconductors)	1,989	28,403
Cytec Industries, Inc. (Chemicals)	2,142	98,896
Deckers Outdoor Corp.* (Apparel)	1,071	97,504
Deluxe Corp. (Commercial Services)	918	57,146
DeVry, Inc. (Commercial Services)	765	36,315
Domino’s Pizza, Inc. (Retail)	1,683	158,488
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,836	70,925
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,295	187,731
Dril-Quip, Inc.* (Oil & Gas Services)	612	46,959
DST Systems, Inc. (Computers)	459	43,215
Duke Realty Corp. (REIT)	10,098	203,980
Eagle Materials, Inc. (Building Materials)	1,530	116,326
East West Bancorp, Inc. (Banks)	1,989	76,994
Eaton Vance Corp. (Diversified Financial Services)	1,836	75,147
Endo International PLC* (Pharmaceuticals)	2,754	198,618
Energizer Holdings, Inc. (Electrical Components & Equipment)	918	118,018
Equinix, Inc. (Internet)	1,683	381,587
Equity One, Inc. (REIT)	1,530	38,801
Esterline Technologies Corp.* (Aerospace/Defense)	612	67,124
Extra Space Storage, Inc. (REIT)	3,213	188,410
FactSet Research Systems, Inc. (Media)	1,071	150,743
Fair Isaac Corp. (Software)	918	66,371
Federal Realty Investment Trust (REIT)	1,989	265,452
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,530	50,383
FEI Co. (Electronics)	612	55,294
First Horizon National Corp. (Banks)	3,519	47,788
Foot Locker, Inc. (Retail)	4,131	232,080
Fortinet, Inc.* (Telecommunications)	4,131	126,656
Fortune Brands Home & Security, Inc. (Building Materials)	3,060	138,526
Gartner Group, Inc.* (Commercial Services)	2,601	219,030
GATX Corp. (Trucking & Leasing)	612	35,214
Genesee & Wyoming, Inc.*—Class A (Transportation)	918	82,547
Gentex Corp. (Electronics)	4,284	154,781
Global Payments, Inc. (Commercial Services)	1,989	160,572
Graco, Inc. (Machinery-Diversified)	1,224	98,140
Hanesbrands, Inc. (Apparel)	2,907	324,479
Henry Schein, Inc.* (Healthcare-Products)	1,683	229,140
Highwoods Properties, Inc. (REIT)	1,836	81,298
Hill-Rom Holdings, Inc. (Healthcare-Products)	918	41,879
HMS Holdings Corp.* (Commercial Services)	1,377	29,110
HNI Corp. (Office Furnishings)	765	39,061
Hologic, Inc.* (Healthcare-Products)	7,191	192,287
Home Properties, Inc. (REIT)	918	60,221
Hospitality Properties Trust (REIT)	2,754	85,374
HSN, Inc. (Retail)	918	69,768
Hubbell, Inc.—Class B (Electrical Components & Equipment)	765	81,725
Huntington Ingalls Industries, Inc. (Shipbuilding)	612	68,826
IDACORP, Inc. (Electric)	612	40,508
IDEX Corp. (Machinery-Diversified)	1,377	107,186
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,377	204,168
Informatica Corp.* (Software)	1,683	64,181
Integrated Device Technology, Inc.* (Semiconductors)	3,060	59,976
InterDigital, Inc. (Telecommunications)	1,071	56,656

See accompanying notes to financial statements.

78 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
International Game Technology (Entertainment)	3,519	$60,703
International Rectifier Corp.* (Semiconductors)	1,377	54,942
IPG Photonics Corp.* (Semiconductors)	765	57,314
ITT Corp. (Miscellaneous Manufacturing)	2,754	111,427
J.B. Hunt Transport Services, Inc. (Transportation)	2,754	232,024
Jack Henry & Associates, Inc. (Computers)	1,683	104,582
Janus Capital Group, Inc. (Diversified Financial Services)	2,295	37,018
Jarden Corp.* (Leisure Time)	3,060	146,513
JetBlue Airways Corp.* (Airlines)	7,191	114,049
John Wiley & Sons, Inc. (Media)	765	45,319
Jones Lang LaSalle, Inc. (Real Estate)	1,377	206,454
Kate Spade & Co.* (Retail)	1,836	58,770
KB Home (Home Builders)	1,224	20,257
Keysight Technologies, Inc.* (Electrical Components & Equipment)	3,519	118,837
Kilroy Realty Corp. (REIT)	2,448	169,083
Kirby Corp.* (Transportation)	1,071	86,473
Lamar Advertising Co.—Class A (Advertising)	2,295	123,104
Lancaster Colony Corp. (Food)	306	28,654
Landstar System, Inc. (Transportation)	1,377	99,874
LaSalle Hotel Properties (REIT)	3,213	130,030
Lennox International, Inc. (Building Materials)	765	72,729
Life Time Fitness, Inc.* (Leisure Time)	459	25,989
LifePoint Hospitals, Inc.* (Healthcare-Services)	612	44,009
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,071	73,995
Live Nation, Inc.* (Commercial Services)	4,284	111,855
LKQ Corp.* (Distribution/Wholesale)	8,874	249,537
Mednax, Inc.* (Healthcare-Services)	2,907	192,181
Mettler Toledo International, Inc.* (Electronics)	765	231,382
Mid-America Apartment Communities, Inc. (REIT)	1,377	102,834
Minerals Technologies, Inc. (Chemicals)	1,071	74,381
MSA Safety, Inc. (Environmental Control)	459	24,368
MSC Industrial Direct Co.—Class A (Retail)	765	62,156
MSCI, Inc.—Class A (Software)	2,142	101,616
National Fuel Gas Co. (Gas)	1,071	74,467
National Instruments Corp. (Electronics)	1,683	52,324
National Retail Properties, Inc. (REIT)	2,295	90,354
NewMarket Corp. (Chemicals)	153	61,740
Nordson Corp. (Machinery-Diversified)	1,683	131,207
NVR, Inc.* (Home Builders)	153	195,126
Oceaneering International, Inc. (Oil & Gas Services)	1,836	107,975
Old Dominion Freight Line, Inc.* (Transportation)	1,989	154,425
OMEGA Healthcare Investors, Inc. (REIT)	3,672	143,465
Omnicare, Inc. (Pharmaceuticals)	1,683	122,741
Packaging Corp. of America (Packaging & Containers)	2,907	226,891
PacWest Bancorp (Banks)	1,377	62,598
Panera Bread Co.*—Class A (Retail)	459	80,233
Plantronics, Inc. (Telecommunications)	918	48,672
PNM Resources, Inc. (Electric)	1,071	31,734
Polaris Industries, Inc. (Leisure Time)	1,836	277,676
PolyOne Corp. (Chemicals)	1,530	58,002
Post Holdings, Inc.* (Food)	612	25,637
Potlatch Corp. (REIT)	612	25,624
Primerica, Inc. (Insurance)	1,530	83,018
Protective Life Corp. (Insurance)	1,071	74,595
PTC, Inc.* (Software)	3,366	123,364
Questar Corp. (Gas)	2,448	61,885
Rackspace Hosting, Inc.* (Software)	3,519	164,724
Raymond James Financial Corp. (Diversified Financial Services)	1,683	96,419
Realty Income Corp. (REIT)	6,579	313,885
Regency Centers Corp. (REIT)	2,754	175,650
RenaissanceRe Holdings (Insurance)	1,071	104,123
ResMed, Inc. (Healthcare-Products)	2,907	162,966
RF Micro Devices, Inc.* (Telecommunications)	17,289	286,825
Riverbed Technology, Inc.* (Computers)	4,590	93,682
Rollins, Inc. (Commercial Services)	1,377	45,579
Rovi Corp.* (Semiconductors)	1,377	31,106
Royal Gold, Inc. (Mining)	1,224	76,745
RPM, Inc. (Chemicals)	2,601	131,897
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,836	211,030
SEI Investments Co. (Commercial Services)	3,825	153,153
Semtech Corp.* (Semiconductors)	918	25,309
Senior Housing Properties Trust (REIT)	2,907	64,274
Sensient Technologies Corp. (Chemicals)	765	46,160
Service Corp. International (Commercial Services)	6,120	138,924
Signature Bank* (Banks)	1,530	192,720
Signet Jewelers, Ltd. (Retail)	2,295	301,953
Silicon Laboratories, Inc.* (Semiconductors)	765	36,429
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,683	147,044
Skyworks Solutions, Inc. (Semiconductors)	5,661	411,612
SL Green Realty Corp. (REIT)	1,836	218,521
SLM Corp. (Diversified Financial Services)	5,814	59,245
Smith Corp. (Miscellaneous Manufacturing)	1,530	86,307
SolarWinds, Inc.* (Software)	1,989	99,112
Solera Holdings, Inc. (Software)	1,224	62,644
STERIS Corp. (Healthcare-Products)	1,683	109,143
SunEdison, Inc.* (Semiconductors)	4,437	86,566
SUPERVALU, Inc.* (Food)	2,907	28,198
SVB Financial Group* (Banks)	918	106,552
Synopsys, Inc.* (Computers)	2,907	126,367
Tanger Factory Outlet Centers, Inc. (REIT)	1,989	73,513
Taubman Centers, Inc. (REIT)	1,377	105,230
Teleflex, Inc. (Healthcare-Products)	765	87,837
Tempur-Pedic International, Inc.* (Home Furnishings)	1,836	100,815
The Cheesecake Factory, Inc. (Retail)	765	38,487
The Cooper Cos., Inc. (Healthcare-Products)	1,377	223,198
The Corporate Executive Board Co. (Commercial Services)	918	66,582
The Hain Celestial Group, Inc.* (Food)	3,060	178,368
The Scotts Miracle-Gro Co.—Class A (Housewares)	612	38,140
The Ultimate Software Group, Inc.* (Software)	765	112,313
The Valspar Corp. (Chemicals)	2,295	198,472
The Wendy’s Co. (Retail)	4,284	38,685
Thor Industries, Inc. (Home Builders)	612	34,192
Toll Brothers, Inc.* (Home Builders)	4,743	162,543
TreeHouse Foods, Inc.* (Food)	612	52,344
Trimble Navigation, Ltd.* (Electronics)	4,437	117,759
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,590	128,566
Tyler Technologies, Inc.* (Software)	918	100,466
UDR, Inc. (REIT)	7,497	231,058
UGI Corp. (Gas)	5,049	191,761
United Therapeutics Corp.* (Biotechnology)	1,377	178,308
VCA Antech, Inc.* (Pharmaceuticals)	2,448	119,389
Vectren Corp. (Gas)	1,377	63,659
VeriFone Systems, Inc.* (Computers)	3,366	125,215

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 79

Common Stocks, continued

	Shares	Value
W.R. Berkley Corp. (Insurance)	1,377	$70,585
Wabtec Corp. (Machinery-Diversified)	2,754	239,295
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,224	60,980
Waste Connections, Inc. (Environmental Control)	2,142	94,227
Weingarten Realty Investors (REIT)	3,366	117,541
Werner Enterprises, Inc. (Transportation)	612	19,064
WEX, Inc.* (Commercial Services)	1,071	105,943
Whitewave Foods Co.* (Food)	5,049	176,664
Williams-Sonoma, Inc. (Retail)	2,448	185,265
Woodward, Inc. (Electronics)	1,071	52,725
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,530	118,438
TOTAL COMMON STOCKS (Cost $17,347,897)		25,291,869

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $96,000	$96,000	$96,000
TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000
TOTAL INVESTMENT SECURITIES (Cost $17,443,897)—100.7%		25,387,869
Net other assets (liabilities)—(0.7)%		(185,210)
NET ASSETS—100.0%		$25,202,659

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$123,104	0.5%
Aerospace/Defense	182,526	0.7%
Airlines	342,631	1.4%
Apparel	555,567	2.2%
Banks	486,652	1.9%
Biotechnology	490,621	2.0%
Building Materials	327,581	1.3%
Chemicals	779,488	3.1%
Commercial Services	1,124,209	4.4%
Computers	715,945	2.8%
Distribution/Wholesale	249,537	1.0%
Diversified Financial Services	577,943	2.3%
Electric	72,242	0.3%
Electrical Components & Equipment	538,257	2.2%
Electronics	664,265	2.6%
Entertainment	115,140	0.5%
Environmental Control	118,595	0.5%
Food	489,865	1.9%
Gas	391,772	1.6%
Hand/Machine Tools	73,995	0.3%
Healthcare-Products	1,517,421	6.0%
Healthcare-Services	585,733	2.3%
Home Builders	412,118	1.6%
Home Furnishings	100,815	0.4%
Household Products/Wares	313,506	1.3%
Housewares	38,140	0.2%
Insurance	617,794	2.4%
Internet	438,099	1.7%
Iron/Steel	8,739	NM
Leisure Time	591,348	2.3%
Machinery-Diversified	801,765	3.2%
Media	303,387	1.2%
Mining	129,885	0.5%
Miscellaneous Manufacturing	541,241	2.1%
Office Furnishings	39,061	0.2%
Oil & Gas	31,192	0.1%
Oil & Gas Services	342,665	1.4%
Packaging & Containers	226,891	0.9%
Pharmaceuticals	651,778	2.6%
Real Estate	260,515	1.0%
REIT	3,397,808	13.5%
Retail	1,828,258	7.2%
Semiconductors	791,657	3.1%
Shipbuilding	68,826	0.3%
Software	1,407,683	5.6%
Telecommunications	634,286	2.6%
Transportation	674,407	2.7%
Trucking & Leasing	35,214	0.1%
Water	81,702	0.3%
Other**	(89,210)	(0.3)%
Total	$25,202,659	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

80 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$17,443,897
Securities, at value	25,291,869
Repurchase agreements, at value	96,000
Total Investment Securities, at value	25,387,869
Cash	589
Dividends and interest receivable	18,295
Receivable for capital shares issued	23,325
Prepaid expenses	1,355
TOTAL ASSETS	25,431,433

LIABILITIES:
Payable for investments purchased	144,699
Payable for capital shares redeemed	37,875
Advisory fees payable	13,729
Management services fees payable	1,831
Administration fees payable	785
Administrative services fees payable	8,205
Distribution fees payable	6,148
Trustee fees payable	8
Transfer agency fees payable	1,257
Fund accounting fees payable	1,494
Compliance services fees payable	122
Other accrued expenses	12,621
TOTAL LIABILITIES	228,774
NET ASSETS	$25,202,659

NET ASSETS CONSIST OF:
Capital	$13,653,533
Accumulated net realized gains (losses) on investments	3,605,154
Net unrealized appreciation (depreciation) on investments	7,943,972
NET ASSETS	$25,202,659

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	522,809
Net Asset Value (offering and redemption price per share)	$48.21

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$274,726
Interest	8
TOTAL INVESTMENT INCOME	274,734

EXPENSES:
Advisory fees	199,522
Management services fees	26,603
Administration fees	10,732
Transfer agency fees	16,438
Administrative services fees	90,738
Distribution fees	66,507
Custody fees	24,636
Fund accounting fees	21,933
Trustee fees	639
Compliance services fees	165
Other fees	18,499
Total Gross Expenses before reductions	476,412
Expenses reduced and reimbursed by the Advisor	(29,483)
TOTAL NET EXPENSES	446,929
NET INVESTMENT INCOME (LOSS)	(172,195)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,699,102
Change in net unrealized appreciation/depreciation on investments	(4,302,788)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,396,314

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,224,119

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 81

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(172,195)	$(189,213)
Net realized gains (losses) on investments	5,699,102	4,635,364
Change in net unrealized appreciation/depreciation on investments	(4,302,788)	3,650,663
Change in net assets resulting from operations	1,224,119	8,096,814

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,182,548)	—
Change in net assets resulting from distributions	(2,182,548)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,949,194	41,733,135
Dividends reinvested	2,182,548	—
Value of shares redeemed	(45,951,727)	(45,073,008)
Change in net assets resulting from capital transactions	(8,819,985)	(3,339,873)
Change in net assets	(9,778,414)	4,756,941

NET ASSETS:
Beginning of period	34,981,073	30,224,132
End of period	$25,202,659	$34,981,073
Accumulated net investment income (loss)	$—	$(1,482)

SHARE TRANSACTIONS:
Issued	729,177	931,839
Reinvested	47,716	—
Redeemed	(953,284)	(1,021,137)
Change in shares	(176,391)	(89,298)

See accompanying notes to financial statements.

82 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$50.03	$38.33	$33.22	$34.21	$26.64

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.27)	(0.24)	(0.35)	(0.26)
Net realized and unrealized gains (losses) on investments	3.01	11.97	5.35	(0.64)	7.83
Total income (loss) from investment activities	2.70	11.70	5.11	(0.99)	7.57

Distributions to Shareholders From:
Net realized gains on investments	(4.52)	—	—	—	—

Net Asset Value, End of Period	$48.21	$50.03	$38.33	$33.22	$34.21

Total Return	5.89%	30.52%	15.38%	(2.89)%	28.42%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.79%	1.87%	1.81%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.65)%	(0.60)%	(0.65)%	(0.99)%	(0.87)%

Supplemental Data:
Net assets, end of period (000’s)	$25,203	$34,981	$30,224	$32,548	$74,427
Portfolio turnover rate(b)	159%	149%	212%	348%	452%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Value :: 83

ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 5.81%. For the same period, the Index had a return of 7.54%(1) and a volatility of 14.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Value	5.81%	14.66%	6.48%
S&P SmallCap 600 Value Index	7.54%	16.96%	8.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.92%	1.72%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Casey’s General Stores, Inc.	1.0%
Stifel Financial Corp.	1.0%
Darling International, Inc.	0.9%
Southwest Gas Corp.	0.9%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	22%
Industrial	20%
Consumer, Cyclical	14%
Consumer, Non-Cyclical	14%
Technology	8%
Utilities	6%
Energy	6%
Basic Materials	6%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from December 31, 2004 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

84 :: ProFund VP Small-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.3%)

	Shares	Value
8x8, Inc.* (Telecommunications)	3,604	$33,012
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,272	10,151
AAR Corp. (Aerospace/Defense)	2,862	79,506
ABM Industries, Inc. (Commercial Services)	3,816	109,327
Acadia Realty Trust (REIT)	1,908	61,113
Aceto Corp. (Chemicals)	1,060	23,002
Acorda Therapeutics, Inc.* (Biotechnology)	1,166	47,654
Actuant Corp.—Class A (Miscellaneous Manufacturing)	4,876	132,822
ADTRAN, Inc. (Telecommunications)	4,028	87,810
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,756	65,317
Aegion Corp.* (Engineering & Construction)	2,756	51,289
Aeropostale, Inc.* (Retail)	5,830	13,526
Aerovironment, Inc.* (Aerospace/Defense)	1,484	40,439
Agilysys, Inc.* (Computers)	636	8,007
Agree Realty Corp. (REIT)	636	19,773
Air Methods Corp.* (Healthcare-Services)	1,166	51,339
AK Steel Holding Corp.* (Iron/Steel)	13,144	78,075
Albany International Corp.—Class A (Machinery-Diversified)	1,166	44,296
ALLETE, Inc. (Electric)	2,862	157,811
Alliance One International, Inc.* (Agriculture)	6,148	9,714
Almost Family, Inc.* (Healthcare-Services)	636	18,412
Amedisys, Inc.* (Healthcare-Services)	1,272	37,333
American Equity Investment Life Holding Co. (Insurance)	2,968	86,636
American Public Education, Inc.* (Commercial Services)	742	27,358
American Science & Engineering, Inc. (Electronics)	636	33,008
American States Water Co. (Water)	1,060	39,920
American Vanguard Corp. (Chemicals)	1,908	22,171
American Woodmark Corp.* (Home Furnishings)	318	12,860
Amerisafe, Inc. (Insurance)	636	26,941
AmSurg Corp.* (Healthcare-Services)	1,378	75,418
Analogic Corp. (Healthcare-Products)	954	80,719
AngioDynamics, Inc.* (Healthcare-Products)	1,908	36,271
Anixter International, Inc.* (Telecommunications)	2,014	178,158
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,074	140,144
Approach Resources, Inc.* (Oil & Gas)	1,484	9,483
Arch Coal, Inc. (Coal)	15,794	28,113
Arctic Cat, Inc. (Leisure Time)	954	33,867
Astec Industries, Inc. (Machinery-Construction & Mining)	1,378	54,169
Atlantic Tele-Network, Inc. (Telecommunications)	742	50,151
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,802	88,839
Avista Corp. (Electric)	4,240	149,884
AVIV REIT, Inc. (REIT)	742	25,584
B&G Foods, Inc.—Class A (Food)	1,908	57,049
Badger Meter, Inc. (Electronics)	318	18,873
Banner Corp. (Banks)	742	31,921
Barnes & Noble, Inc.* (Retail)	3,180	73,840
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,604	133,384
Basic Energy Services, Inc.* (Oil & Gas Services)	2,544	17,833
BBCN Bancorp, Inc. (Banks)	5,936	85,360
Benchmark Electronics, Inc.* (Electronics)	3,922	99,776
Big 5 Sporting Goods Corp. (Retail)	1,378	20,160
Biglari Holdings, Inc.* (Retail)	106	42,348
Bill Barrett Corp.* (Oil & Gas)	3,710	42,257
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	848	27,246
Black Box Corp. (Telecommunications)	1,166	27,867
Blucora, Inc.* (Internet)	3,074	42,576
Blue Nile, Inc.* (Internet)	424	15,268
Bob Evans Farms, Inc. (Retail)	1,060	54,251
Boise Cascade Co.* (Building Materials)	1,484	55,131
Bonanza Creek Energy, Inc.* (Oil & Gas)	954	22,896
Bottomline Technologies, Inc.* (Software)	1,484	37,515
Boyd Gaming Corp.* (Lodging)	5,830	74,507
Brady Corp.—Class A (Electronics)	3,498	95,636
Briggs & Stratton Corp. (Machinery-Diversified)	3,392	69,265
Bristow Group, Inc. (Oil & Gas Services)	2,650	174,345
Brookline Bancorp, Inc. (Savings & Loans)	2,650	26,580
Brooks Automation, Inc. (Semiconductors)	4,982	63,521
Brown Shoe Co., Inc. (Retail)	1,802	57,934
C&J Energy Services, Inc.* (Oil & Gas Services)	3,392	44,808
Cabot Microelectronics Corp.* (Semiconductors)	954	45,143
CACI International, Inc.*—Class A (Computers)	1,802	155,296
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,272	16,943
Calamp Corp.* (Telecommunications)	954	17,458
Calgon Carbon Corp.* (Chemicals)	2,226	46,256
Callaway Golf Co. (Leisure Time)	5,724	44,075
Capella Education Co. (Commercial Services)	318	24,473
Capstead Mortgage Corp. (REIT)	7,102	87,213
Cardinal Financial Corp. (Banks)	1,166	23,122
Career Education Corp.* (Commercial Services)	4,452	30,986
Casey’s General Stores, Inc. (Retail)	2,862	258,496
Cash America International, Inc. (Retail)	2,120	47,955
CDI Corp. (Commercial Services)	1,060	18,773
Cedar Realty Trust, Inc. (REIT)	1,484	10,893
Celadon Group, Inc. (Transportation)	1,590	36,077
Central Garden & Pet Co.*—Class A (Household Products/Wares)	3,180	30,369
Central Pacific Financial Corp. (Banks)	2,014	43,301
CEVA, Inc.* (Semiconductors)	742	13,460
Checkpoint Systems, Inc.* (Electronics)	3,074	42,206
Christopher & Banks Corp.* (Retail)	1,484	8,474
CIBER, Inc.* (Computers)	5,194	18,439
Cincinnati Bell, Inc.* (Telecommunications)	6,572	20,965
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,272	76,676
Cirrus Logic, Inc.* (Semiconductors)	1,908	44,972
City Holding Co. (Banks)	1,166	54,254
Clearwater Paper Corp.* (Forest Products & Paper)	848	58,130
Cloud Peak Energy, Inc.* (Coal)	4,558	41,842
Coherent, Inc.* (Electronics)	1,908	115,855

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 85

Common Stocks, continued

	Shares	Value
Cohu, Inc. (Semiconductors)	1,908	$22,705
Columbia Banking System, Inc. (Banks)	2,226	61,460
Comfort Systems USA, Inc. (Engineering & Construction)	2,756	47,183
Community Bank System, Inc. (Banks)	2,968	113,170
Computer Programs & Systems, Inc. (Software)	318	19,319
Comstock Resources, Inc. (Oil & Gas)	3,286	22,378
Comtech Telecommunications Corp. (Telecommunications)	636	20,047
CONMED Corp. (Healthcare-Products)	1,166	52,423
Contango Oil & Gas Co.* (Oil & Gas)	1,166	34,094
CorVel Corp.* (Commercial Services)	318	11,836
Cracker Barrel Old Country Store, Inc. (Retail)	742	104,444
Crocs, Inc.* (Apparel)	6,148	76,789
Cross Country Healthcare, Inc.* (Commercial Services)	1,060	13,228
CryoLife, Inc. (Healthcare-Products)	954	10,809
CSG Systems International, Inc. (Software)	2,544	63,778
CTS Corp. (Electronics)	2,438	43,470
Cubic Corp. (Aerospace/Defense)	1,590	83,698
CVB Financial Corp. (Banks)	3,816	61,132
Cyberonics, Inc.* (Healthcare-Products)	742	41,315
Daktronics, Inc. (Home Furnishings)	2,862	35,804
Darling International, Inc.* (Food)	12,190	221,371
Diamond Foods, Inc.* (Food)	1,060	29,924
Digi International, Inc.* (Software)	1,802	16,741
Dime Community Bancshares, Inc. (Savings & Loans)	2,226	36,239
DineEquity, Inc. (Retail)	530	54,929
Diodes, Inc.* (Semiconductors)	954	26,302
Dorman Products, Inc.* (Auto Parts & Equipment)	742	35,816
Drew Industries, Inc.* (Building Materials)	742	37,894
DSP Group, Inc.* (Semiconductors)	742	8,066
DXP Enterprises, Inc.* (Machinery-Diversified)	954	48,206
Dycom Industries, Inc.* (Engineering & Construction)	1,166	40,915
EastGroup Properties, Inc. (REIT)	848	53,695
Ebix, Inc. (Software)	1,166	19,810
eHealth, Inc.* (Insurance)	636	15,849
El Paso Electric Co. (Electric)	2,968	118,898
Electro Scientific Industries, Inc. (Electronics)	1,378	10,693
EMCOR Group, Inc. (Engineering & Construction)	4,770	212,217
Emergent Biosolutions, Inc.* (Biotechnology)	742	20,205
Employers Holdings, Inc. (Insurance)	2,332	54,825
Encore Capital Group, Inc.* (Diversified Financial Services)	742	32,945
Encore Wire Corp. (Electrical Components & Equipment)	1,378	51,441
EnerSys (Electrical Components & Equipment)	3,392	209,353
Engility Holdings, Inc.* (Computers)	1,272	54,442
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	954	59,873
Entropic Communications, Inc.* (Semiconductors)	4,770	12,068
EPIQ Systems, Inc. (Software)	954	16,294
EPR Properties (REIT)	2,014	116,067
Era Group, Inc.* (Transportation)	742	15,693
ESCO Technologies, Inc. (Electronics)	1,166	43,025
Ethan Allen Interiors, Inc. (Home Furnishings)	1,908	59,091
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,272	66,615
Exar Corp.* (Semiconductors)	1,908	19,462
ExlService Holdings, Inc.* (Computers)	954	27,389
Exponent, Inc. (Engineering & Construction)	424	34,980
Exterran Holdings, Inc. (Oil & Gas Services)	5,088	165,768
EZCORP, Inc.*—Class A (Retail)	3,604	42,347
F.N.B. Corp. (Banks)	12,932	172,253
Fabrinet* (Miscellaneous Manufacturing)	2,226	39,489
FARO Technologies, Inc.* (Electronics)	530	33,220
Federal Signal Corp. (Miscellaneous Manufacturing)	2,226	34,369
Financial Engines, Inc. (Diversified Financial Services)	1,484	54,240
First Bancorp* (Banks)	7,738	45,422
First Cash Financial Services, Inc.* (Retail)	742	41,307
First Commonwealth Financial Corp. (Banks)	3,922	36,161
First Financial Bancorp (Banks)	4,558	84,733
First Financial Bankshares, Inc. (Banks)	2,120	63,346
Forestar Group, Inc.* (Real Estate)	2,544	39,178
Forrester Research, Inc. (Commercial Services)	318	12,516
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,590	59,673
Franklin Street Properties Corp. (REIT)	3,392	41,620
Fred’s, Inc.—Class A (Retail)	2,544	44,291
FTD Cos., Inc.* (Internet)	530	18,455
Fuller (H.B.) Co. (Chemicals)	2,120	94,403
FutureFuel Corp. (Energy-Alternate Sources)	1,696	22,082
FXCM, Inc. (Diversified Financial Services)	3,180	52,693
G & K Services, Inc.—Class A (Textiles)	742	52,571
GenCorp, Inc.* (Aerospace/Defense)	2,332	42,676
General Cable Corp. (Electrical Components & Equipment)	3,604	53,700
Genesco, Inc.* (Retail)	1,802	138,069
Geospace Technologies Corp.* (Oil & Gas Services)	954	25,281
Getty Realty Corp. (REIT)	1,908	34,745
Gibraltar Industries, Inc.* (Building Materials)	2,120	34,471
Glatfelter (Forest Products & Paper)	3,180	81,313
Globe Specialty Metals, Inc. (Mining)	2,438	42,007
Government Properties Income Trust (REIT)	5,194	119,514
Greatbatch, Inc.* (Healthcare-Products)	742	36,581
Green Dot Corp.*—Class A (Commercial Services)	1,590	32,579
Green Plains Renewable Energy (Energy-Alternate Sources)	2,544	63,040
Greenhill & Co., Inc. (Diversified Financial Services)	954	41,594
Griffon Corp. (Building Materials)	3,180	42,294
Group 1 Automotive, Inc. (Retail)	848	75,998
Gulf Island Fabrication, Inc. (Oil & Gas Services)	954	18,498
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	1,908	46,593
Haemonetics Corp.* (Healthcare-Products)	1,908	71,397
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,650	58,035
Hanmi Financial Corp. (Banks)	2,332	50,861
Harmonic, Inc.* (Telecommunications)	6,572	46,070
Harte-Hanks, Inc. (Advertising)	3,180	24,613
Haverty Furniture Cos., Inc. (Retail)	1,484	32,663
Hawkins, Inc. (Chemicals)	742	32,151
Haynes International, Inc. (Metal Fabricate/ Hardware)	954	46,269
Healthways, Inc.* (Healthcare-Services)	2,650	52,682
Heartland Payment Systems, Inc. (Commercial Services)	848	45,750

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Commercial Services)	1,272	$29,320
Hibbett Sports, Inc.* (Retail)	1,060	51,336
Horace Mann Educators Corp. (Insurance)	3,074	101,995
Hornbeck Offshore Services, Inc.* (Transportation)	2,438	60,877
Hub Group, Inc.*—Class A (Transportation)	2,544	96,875
ICU Medical, Inc.* (Healthcare-Products)	424	34,726
II-VI, Inc.* (Electronics)	3,816	52,088
Independent Bank Corp. (Banks)	1,060	45,379
Infinity Property & Casualty Corp. (Insurance)	848	65,516
Innophos Holdings, Inc. (Chemicals)	848	49,566
Insight Enterprises, Inc.* (Computers)	3,074	79,586
Insperity, Inc. (Commercial Services)	1,696	57,478
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	954	51,735
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,272	34,916
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,346	126,729
Interactive Intelligence Group, Inc.* (Software)	530	25,387
Interface, Inc. (Office Furnishings)	4,876	80,308
Interval Leisure Group, Inc. (Leisure Time)	1,378	28,786
Intrepid Potash, Inc.* (Chemicals)	4,134	57,380
Invacare Corp. (Healthcare-Products)	2,120	35,531
Investment Technology Group, Inc.* (Diversified Financial Services)	2,544	52,966
ION Geophysical Corp.* (Oil & Gas Services)	9,540	26,235
IPC The Hospitalist Co.* (Healthcare-Services)	1,272	58,372
iRobot Corp.* (Home Furnishings)	1,060	36,803
Ixia* (Telecommunications)	2,862	32,198
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,272	41,798
Kaiser Aluminum Corp. (Mining)	1,272	90,859
Kaman Corp.—Class A (Aerospace/Defense)	2,014	80,741
Kelly Services, Inc.—Class A (Commercial Services)	2,226	37,887
Kindred Healthcare, Inc. (Healthcare-Services)	5,194	94,427
Kirkland’s, Inc.* (Retail)	1,060	25,058
Kite Realty Group Trust (REIT)	6,148	176,693
Kopin Corp.* (Semiconductors)	2,650	9,593
Koppers Holdings, Inc. (Chemicals)	1,484	38,554
Korn/Ferry International* (Commercial Services)	2,014	57,923
Kraton Performance Polymers, Inc.* (Chemicals)	2,438	50,686
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,724	82,768
Laclede Group, Inc. (Gas)	3,180	169,176
Landauer, Inc. (Commercial Services)	318	10,857
La-Z-Boy, Inc. (Home Furnishings)	3,816	102,421
Lexington Realty Trust (REIT)	5,936	65,177
LHC Group, Inc.* (Healthcare-Services)	954	29,746
Lindsay Manufacturing Co. (Machinery-Diversified)	318	27,265
Liquidity Services, Inc.* (Internet)	1,802	14,722
Lithia Motors, Inc.—Class A (Retail)	848	73,513
Littelfuse, Inc. (Electrical Components & Equipment)	636	61,482
LivePerson, Inc.* (Computers)	1,272	17,935
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,484	46,657
LTC Properties, Inc. (REIT)	1,060	45,760
Lumber Liquidators Holdings, Inc.* (Retail)	954	63,260
Luminex Corp.* (Healthcare-Products)	1,166	21,874
Lumos Networks Corp. (Telecommunications)	1,378	23,178
M/I Schottenstein Homes, Inc.* (Home Builders)	1,802	41,374
Magellan Health Services, Inc.* (Healthcare-Services)	2,014	120,900
ManTech International Corp.—Class A (Software)	1,696	51,270
Marcus Corp. (Lodging)	1,378	25,507
MarineMax, Inc.* (Retail)	848	17,002
MarketAxess Holdings, Inc. (Diversified Financial Services)	954	68,411
Masimo Corp.* (Healthcare-Products)	1,378	36,297
Materion Corp. (Mining)	1,484	52,281
Matrix Service Co.* (Oil & Gas Services)	2,014	44,952
Matthews International Corp.—Class A (Commercial Services)	1,166	56,749
Meadowbrook Insurance Group, Inc. (Insurance)	3,498	29,593
MedAssets, Inc.* (Software)	2,014	39,797
Medidata Solutions, Inc.* (Software)	1,484	70,860
Medifast, Inc.* (Commercial Services)	424	14,225
Mercury Computer Systems, Inc.* (Computers)	2,438	33,937
Meridian Bioscience, Inc. (Healthcare-Products)	1,696	27,916
Merit Medical Systems, Inc.* (Healthcare-Products)	3,180	55,109
Micrel, Inc. (Semiconductors)	1,166	16,919
Microsemi Corp.* (Semiconductors)	2,862	81,224
MKS Instruments, Inc. (Semiconductors)	2,226	81,472
Mobile Mini, Inc. (Storage/Warehousing)	1,696	68,705
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,802	21,696
Monarch Casino & Resort, Inc.* (Lodging)	424	7,034
Monotype Imaging Holdings, Inc. (Software)	1,166	33,616
Monro Muffler Brake, Inc. (Commercial Services)	954	55,141
Monster Worldwide, Inc.* (Commercial Services)	6,572	30,363
Montpelier Re Holdings, Ltd. (Insurance)	1,272	45,563
Moog, Inc.*—Class A (Aerospace/Defense)	1,696	125,554
Movado Group, Inc. (Retail)	1,378	39,094
MTS Systems Corp. (Computers)	530	39,766
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	2,438	83,233
MWI Veterinary Supply, Inc.* (Distribution/ Wholesale)	318	54,031
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,802	31,715
Nanometrics, Inc.* (Semiconductors)	1,166	19,612
National Penn Bancshares, Inc. (Banks)	9,222	97,062
National Presto Industries, Inc. (Aerospace/Defense)	318	18,457
Navigant Consulting Co.* (Commercial Services)	3,604	55,393
NBT Bancorp, Inc. (Banks)	3,286	86,323
Neogen Corp.* (Pharmaceuticals)	1,060	52,566
NETGEAR, Inc.* (Telecommunications)	2,544	90,516
New Jersey Resources Corp. (Gas)	1,590	97,308
Newpark Resources, Inc.* (Oil & Gas Services)	6,254	59,663
Newport Corp.* (Electronics)	2,968	56,718
NIC, Inc. (Internet)	1,696	30,511
Northern Oil & Gas, Inc.* (Oil & Gas)	4,240	23,956
Northwest Bancshares, Inc. (Savings & Loans)	7,102	88,988
Northwest Natural Gas Co. (Gas)	2,014	100,499
NorthWestern Corp. (Electric)	1,802	101,957

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 87

Common Stocks, continued

	Shares	Value
NTELOS Holdings Corp. (Telecommunications)	1,272	$5,330
Nutrisystem, Inc. (Commercial Services)	1,166	22,795
NuVasive, Inc.* (Healthcare-Products)	1,484	69,985
OFG Bancorp (Banks)	3,286	54,712
Old National Bancorp (Banks)	7,950	118,296
Olympic Steel, Inc. (Metal Fabricate/Hardware)	636	11,308
OM Group, Inc. (Chemicals)	2,332	69,494
Orbital Sciences Corp.* (Aerospace/Defense)	4,558	122,565
Orion Marine Group, Inc.* (Engineering & Construction)	1,166	12,884
Oritani Financial Corp. (Savings & Loans)	1,378	21,221
OSI Systems, Inc.* (Electronics)	742	52,511
Oxford Industries, Inc. (Apparel)	530	29,261
Paragon Offshore PLC (Energy Equipment & Services)	6,254	17,324
Park Electrochemical Corp. (Electronics)	848	21,141
Parkway Properties, Inc. (REIT)	2,756	50,683
PDC Energy, Inc.* (Oil & Gas)	2,650	109,366
Penn Virginia Corp.* (Oil & Gas)	5,300	35,404
Pennsylvania REIT (REIT)	1,908	44,762
Perficient, Inc.* (Internet)	1,272	23,697
Pericom Semiconductor Corp.* (Semiconductors)	636	8,611
Perry Ellis International, Inc.* (Apparel)	848	21,989
PetMed Express, Inc. (Retail)	1,484	21,325
PharMerica Corp.* (Pharmaceuticals)	2,226	46,100
Piedmont Natural Gas Co., Inc. (Gas)	3,180	125,324
Pioneer Energy Services Corp.* (Oil & Gas Services)	4,770	26,426
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	530	30,788
Plexus Corp.* (Electronics)	2,544	104,838
Powell Industries, Inc. (Electrical Components & Equipment)	636	31,209
Power Integrations, Inc. (Semiconductors)	1,060	54,844
ProAssurance Corp. (Insurance)	4,240	191,437
Progress Software Corp.* (Software)	1,696	45,826
Providence Service Corp.* (Healthcare-Services)	424	15,451
Provident Financial Services, Inc. (Savings & Loans)	4,028	72,745
PS Business Parks, Inc. (REIT)	530	42,156
QLogic Corp.* (Semiconductors)	6,572	87,538
Quaker Chemical Corp. (Chemicals)	530	48,781
Quality Systems, Inc. (Software)	2,014	31,398
Quanex Building Products Corp. (Building Materials)	2,756	51,758
Quiksilver, Inc.* (Apparel)	9,116	20,146
QuinStreet, Inc.* (Internet)	1,802	10,938
Rayonier Advanced Materials, Inc. (Chemicals)	3,180	70,914
Red Robin Gourmet Burgers, Inc.* (Retail)	1,060	81,594
Regis Corp.* (Retail)	3,286	55,073
Resources Connection, Inc. (Commercial Services)	2,862	47,080
Rex Energy Corp.* (Oil & Gas)	3,604	18,380
RLI Corp. (Insurance)	1,590	78,546
Roadrunner Transportation Systems, Inc.* (Transportation)	2,014	47,027
Rofin-Sinar Technologies, Inc.* (Electronics)	2,120	60,992
Rogers Corp.* (Electronics)	742	60,428
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,332	58,906
Ruby Tuesday, Inc.* (Retail)	4,558	31,177
Rudolph Technologies, Inc.* (Semiconductors)	2,438	24,941
Ruth’s Hospitality Group, Inc. (Retail)	1,484	22,260
S&T Bancorp, Inc. (Banks)	2,226	66,357
Safety Insurance Group, Inc. (Insurance)	954	61,066
Sanderson Farms, Inc. (Food)	636	53,440
Sanmina Corp.* (Electronics)	6,148	144,662
ScanSource, Inc.* (Distribution/Wholesale)	2,120	85,139
Scholastic Corp. (Media)	2,014	73,350
Schulman (A.), Inc. (Chemicals)	2,120	85,924
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,226	94,160
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,272	93,886
Selective Insurance Group, Inc. (Insurance)	4,240	115,201
Seneca Foods Corp.*—Class A (Food)	530	14,326
Simmons First National Corp.—Class A (Banks)	530	21,545
Simpson Manufacturing Co., Inc. (Building Materials)	1,696	58,682
Sizmek, Inc.* (Advertising)	1,696	10,617
SkyWest, Inc. (Airlines)	3,816	50,676
Sonic Automotive, Inc.—Class A (Retail)	2,438	65,924
South Jersey Industries, Inc. (Gas)	2,544	149,918
Southwest Gas Corp. (Gas)	3,498	216,210
SpartanNash Co. (Food)	2,756	72,042
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,544	17,630
Spok Holdings, Inc. (Telecommunications)	1,590	27,602
Stage Stores, Inc. (Retail)	2,332	48,272
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,590	60,611
Standex International Corp. (Miscellaneous Manufacturing)	318	24,569
Stein Mart, Inc. (Retail)	2,120	30,994
Stepan Co. (Chemicals)	1,378	55,230
Sterling Bancorp (Savings & Loans)	6,254	89,933
Steven Madden, Ltd.* (Apparel)	1,590	50,610
Stewart Information Services Corp. (Insurance)	1,696	62,820
Stifel Financial Corp.* (Diversified Financial Services)	4,876	248,774
Stillwater Mining Co.* (Mining)	4,982	73,435
Stone Energy Corp.* (Oil & Gas)	4,134	69,782
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	742	25,695
SunCoke Energy, Inc. (Coal)	4,876	94,302
Superior Industries International, Inc. (Auto Parts & Equipment)	1,696	33,564
SurModics, Inc.* (Healthcare-Products)	424	9,370
Susquehanna Bancshares, Inc. (Banks)	13,462	180,794
Swift Energy Co.* (Oil & Gas)	3,286	13,308
Sykes Enterprises, Inc.* (Computers)	2,862	67,171
SYNNEX Corp. (Software)	2,120	165,699
Tangoe, Inc.* (Software)	1,590	20,718
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,060	108,904
TeleTech Holdings, Inc.* (Computers)	1,272	30,121
Tennant Co. (Machinery-Diversified)	636	45,900
Tesco Corp. (Oil & Gas Services)	2,650	33,973
TETRA Tech, Inc. (Environmental Control)	4,664	124,529
TETRA Technologies, Inc.* (Oil & Gas Services)	5,936	39,652
Texas Capital Bancshares, Inc.* (Banks)	1,060	57,590
The Andersons, Inc. (Agriculture)	2,014	107,024
The Brink’s Co. (Commercial Services)	3,604	87,974
The Buckle, Inc. (Retail)	1,060	55,671
The Cato Corp.—Class A (Retail)	954	40,240
The Children’s Place Retail Stores, Inc. (Retail)	1,590	90,630
The Finish Line, Inc.—Class A (Retail)	1,802	43,807
The Geo Group, Inc. (REIT)	2,438	98,398
The Medicines Co.* (Biotechnology)	2,862	79,192

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
The Men’s Wearhouse, Inc. (Retail)	3,392	$149,757
The Navigators Group, Inc.* (Insurance)	848	62,192
The Pep Boys-Manny, Moe & Jack* (Retail)	3,922	38,514
Titan International, Inc. (Auto Parts & Equipment)	4,028	42,818
Tompkins Financial Corp. (Banks)	848	46,894
Tredegar Corp. (Miscellaneous Manufacturing)	1,908	42,911
TrueBlue, Inc.* (Commercial Services)	3,180	70,755
TrustCo Bank Corp. (Banks)	6,996	50,791
TTM Technologies, Inc.* (Electronics)	3,922	29,533
UIL Holdings Corp. (Electric)	4,240	184,610
Ultratech Stepper, Inc.* (Semiconductors)	1,378	25,576
UMB Financial Corp. (Banks)	2,756	156,789
Unifi, Inc.* (Textiles)	1,060	31,514
UniFirst Corp. (Textiles)	636	77,242
United Bankshares, Inc. (Banks)	2,862	107,182
United Community Banks, Inc. (Banks)	3,392	64,244
United Fire Group, Inc. (Insurance)	1,590	47,271
United Stationers, Inc. (Distribution/Wholesale)	2,862	120,662
Universal Corp. (Agriculture)	1,696	74,590
Universal Forest Products, Inc. (Building Materials)	1,484	78,948
Universal Technical Institute, Inc. (Commercial Services)	1,590	15,646
Urstadt Biddle Properties—Class A (REIT)	848	18,554
UTI Worldwide, Inc.* (Transportation)	6,784	81,883
Veeco Instruments, Inc.* (Semiconductors)	1,590	55,459
Veritiv Corp.* (Forest Products & Paper)	636	32,989
Viad Corp. (Commercial Services)	1,484	39,563
Vicor Corp.* (Electrical Components & Equipment)	636	7,696
ViewPoint Financial Group, Inc. (Banks)	1,484	35,393
Virtus Investment Partners, Inc. (Diversified Financial Services)	212	36,144
Vitamin Shoppe, Inc.* (Retail)	1,272	61,794
VOXX International Corp.* (Home Furnishings)	1,484	13,000
WageWorks, Inc.* (Diversified Financial Services)	1,272	82,133
Watts Water Technologies, Inc.—Class A (Electronics)	1,166	73,972
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,438	27,720
WD-40 Co. (Household Products/Wares)	424	36,074
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,120	112,870
Westamerica Bancorp (Banks)	1,166	57,157
Wilshire Bancorp, Inc. (Banks)	5,194	52,615
Wintrust Financial Corp. (Banks)	3,498	163,566
World Acceptance Corp.* (Diversified Financial Services)	318	25,265
XO Group, Inc.* (Internet)	848	15,442
Zep, Inc. (Chemicals)	1,696	25,694
TOTAL COMMON STOCKS (Cost $20,286,298)		25,557,320
TOTAL INVESTMENT SECURITIES (Cost $20,286,298)—100.3%		25,557,320
Net other assets (liabilities)—(0.3)%		(81,731)
NET ASSETS—100.0%		$25,475,589

*  Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$35,230	0.1%
Aerospace/Defense	702,540	2.7%
Agriculture	191,328	0.8%
Airlines	50,676	0.2%
Apparel	198,795	0.8%
Auto Parts & Equipment	172,809	0.7%
Banks	2,389,185	9.4%
Biotechnology	186,377	0.8%
Building Materials	359,178	1.3%
Chemicals	770,206	3.2%
Coal	164,257	0.6%
Commercial Services	1,015,975	4.0%
Computers	532,089	2.1%
Cosmetics/Personal Care	34,916	0.1%
Distribution/Wholesale	259,832	1.0%
Diversified Financial Services	936,240	3.7%
Electric	713,160	2.8%
Electrical Components & Equipment	480,198	1.9%
Electronics	1,192,645	4.8%
Energy Equipment & Services	17,324	0.1%
Energy-Alternate Sources	85,122	0.3%
Engineering & Construction	399,468	1.6%
Environmental Control	124,529	0.5%
Food	448,152	1.6%
Forest Products & Paper	294,312	1.1%
Gas	858,435	3.3%
Hand/Machine Tools	59,673	0.2%
Healthcare-Products	842,963	3.3%
Healthcare-Services	581,326	2.3%
Home Builders	41,374	0.2%
Home Furnishings	259,979	1.1%
Household Products/Wares	66,443	0.3%
Insurance	1,045,451	4.1%
Internet	171,609	0.7%
Iron/Steel	78,075	0.3%
Leisure Time	106,728	0.4%
Lodging	107,048	0.4%
Machinery-Construction & Mining	54,169	0.2%
Machinery-Diversified	375,076	1.5%
Media	73,350	0.3%
Metal Fabricate/Hardware	286,543	1.1%
Mining	258,582	1.0%
Miscellaneous Manufacturing	613,282	2.4%
Office Furnishings	80,308	0.3%
Oil & Gas	401,304	1.6%
Oil & Gas Services	817,913	3.3%
Pharmaceuticals	98,666	0.4%
Real Estate	39,178	0.2%
REIT	1,112,400	4.2%
Retail	2,217,327	8.6%
Savings & Loans	335,706	1.3%
Semiconductors	804,256	3.2%
Software	658,028	2.5%
Storage/Warehousing	68,705	0.3%
Telecommunications	660,362	2.6%
Textiles	161,327	0.6%
Transportation	427,271	1.7%
Water	39,920	0.2%
Other**	(81,731)	(0.3)%
Total	$25,475,589	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 89

Statement of Assets and Liabilities

December 31, 2014

ASSETS:

Total Investment Securities, at cost	$20,286,298
Securities, at value	25,557,320
Total Investment Securities, at value	25,557,320
Dividends receivable	38,250
Receivable for capital shares issued	545,277
Receivable for investments sold	15,089
Prepaid expenses	1,329
TOTAL ASSETS	26,157,265

LIABILITIES:
Payable for investments purchased	570,786
Payable for capital shares redeemed	1,235
Cash overdraft	34,804
Advisory fees payable	13,166
Management services fees payable	1,755
Administration fees payable	745
Administrative services fees payable	9,223
Distribution fees payable	8,704
Trustee fees payable	8
Transfer agency fees payable	1,193
Fund accounting fees payable	1,418
Compliance services fees payable	118
Other accrued expenses	38,521
TOTAL LIABILITIES	681,676

NET ASSETS	$25,475,589

NET ASSETS CONSIST OF:
Capital	$23,498,737
Accumulated net investment income (loss)	926
Accumulated net realized gains (losses) on investments	(3,295,096)
Net unrealized appreciation (depreciation) on investments	5,271,022
NET ASSETS	$25,475,589

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	601,958
Net Asset Value (offering and redemption price per share)	$42.32

Statement of Operations

For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$454,873
Interest	15
TOTAL INVESTMENT INCOME	454,888

EXPENSES:
Advisory fees	204,429
Management services fees	27,257
Administration fees	11,146
Transfer agency fees	17,072
Administrative services fees	79,878
Distribution fees	68,143
Custody fees	42,314
Fund accounting fees	24,212
Trustee fees	683
Compliance services fees	170
Other fees	33,387
Total Gross Expenses before reductions	508,691
Expenses reduced and reimbursed by the Advisor	(50,770)
TOTAL NET EXPENSES	457,921
NET INVESTMENT INCOME (LOSS)	(3,033)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,211,489
Change in net unrealized appreciation/depreciation on investments	(3,976,530)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,234,959

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,231,926

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(3,033)	$(64,449)
Net realized gains (losses) on investments	5,211,489	5,545,897
Change in net unrealized appreciation/depreciation on investments	(3,976,530)	4,776,745
Change in net assets resulting from operations	1,231,926	10,258,193

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(82,498)
Net realized gains on investments	(1,172,153)	—
Change in net assets resulting from distributions	(1,172,153)	(82,498)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,404,279	55,967,400
Dividends reinvested	1,172,153	82,498
Value of shares redeemed	(53,305,150)	(55,218,950)
Change in net assets resulting from capital transactions	(14,728,718)	830,948
Change in net assets	(14,668,945)	11,006,643

NET ASSETS:
Beginning of period	40,144,534	29,137,891
End of period	$25,475,589	$40,144,534
Accumulated net investment income (loss)	$926	$(1,113)

SHARE TRANSACTIONS:
Issued	918,226	1,571,950
Reinvested	29,333	2,446
Redeemed	(1,306,370)	(1,571,716)
Change in shares	(358,811)	2,680

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 91

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$41.78	$30.41	$26.17	$27.30	$22.38

Investment Activities:
Net investment income (loss)(a)	— (b)	(0.07)	0.08	(0.09)	(0.08)
Net realized and unrealized gains (losses) on investments	2.32	11.51	4.16	(1.04)	4.99
Total income (loss) from investment activities	2.32	11.44	4.24	(1.13)	4.91

Capital Transactions:	—	—	—	—	0.03	(c)

Distributions to Shareholders From:
Net investment income	—	(0.07)	—	—	(0.02)
Net realized gains on investments	(1.78)	—	—	—	—
Total distributions	(1.78)	(0.07)	—	—	(0.02)

Net Asset Value, End of Period	$42.32	$41.78	$30.41	$26.17	$27.30

Total Return	5.81%	37.67%	16.16%	(4.10)%	22.10	%(c)

Ratios to Average Net Assets:
Gross expenses	1.87%	1.88%	1.99%	1.94%	1.96%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.01)%	(0.19)%	0.29%	(0.34)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$25,476	$40,145	$29,138	$25,208	$27,251
Portfolio turnover rate(d)	143%	169%	257%	267%	412%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Amount is less than $0.005.

(c)                      The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and total return would be lower.

(d)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 2.17%. For the same period, the Index had a total return of 3.87%(1) and a volatility of 16.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Growth	2.17%	15.49%	7.60%
S&P SmallCap 600 Growth Index	3.87%	17.63%	9.47%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.88%	1.73%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
MAXIMUS, Inc.	1.0%
Toro Co.	1.0%
Buffalo Wild Wings, Inc.	1.0%
Curtiss-Wright Corp.	0.9%
Jack in the Box, Inc.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financial	25%
Consumer, Non-Cyclical	20%
Consumer, Cyclical	18%
Technology	14%
Industrial	12%
Communications	5%
Basic Materials	4%
Utilities	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                     Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from December 31, 2004 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Growth :: 93

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.2%)

	Shares	Value
8x8, Inc.* (Telecommunications)	3,180	$29,129
AAON, Inc. (Building Materials)	3,445	77,134
Abaxis, Inc. (Healthcare-Products)	1,590	90,360
ABIOMED, Inc.* (Healthcare-Products)	2,915	110,945
Acadia Realty Trust (REIT)	3,445	110,343
Aceto Corp. (Chemicals)	1,060	23,002
Acorda Therapeutics, Inc.* (Biotechnology)	2,120	86,644
Affymetrix, Inc.* (Healthcare-Products)	5,830	57,542
Agilysys, Inc.* (Computers)	530	6,673
Agree Realty Corp. (REIT)	795	24,717
Air Methods Corp.* (Healthcare-Services)	1,590	70,008
Akorn, Inc.* (Pharmaceuticals)	5,830	211,046
Albany International Corp.—Class A (Machinery-Diversified)	1,060	40,269
Albany Molecular Research, Inc.* (Commercial Services)	1,855	30,199
Allegiant Travel Co. (Airlines)	1,060	159,350
Amedisys, Inc.* (Healthcare-Services)	1,325	38,889
American Assets Trust, Inc. (REIT)	2,915	116,046
American Equity Investment Life Holding Co. (Insurance)	2,915	85,089
American Public Education, Inc.* (Commercial Services)	530	19,541
American States Water Co. (Water)	1,855	69,859
American Woodmark Corp.* (Home Furnishings)	795	32,150
Amerisafe, Inc. (Insurance)	795	33,676
AMN Healthcare Services, Inc.* (Commercial Services)	3,710	72,716
AmSurg Corp.* (Healthcare-Services)	2,385	130,531
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,060	43,184
Apogee Enterprises, Inc. (Building Materials)	2,385	101,052
Approach Resources, Inc.* (Oil & Gas)	1,325	8,467
ArcBest Corp. (Transportation)	1,855	86,016
Associated Estates Realty Corp. (REIT)	4,505	104,561
AVIV REIT, Inc. (REIT)	1,060	36,549
AZZ, Inc. (Miscellaneous Manufacturing)	2,120	99,469
B of I Holdings, Inc.* (Savings & Loans)	1,060	82,479
B&G Foods, Inc.—Class A (Food)	2,120	63,388
Badger Meter, Inc. (Electronics)	795	47,183
Balchem Corp. (Chemicals)	2,385	158,936
Bank Mutual Corp. (Savings & Loans)	3,445	23,633
Bank of the Ozarks, Inc. (Banks)	5,035	190,926
Banner Corp. (Banks)	795	34,201
Bel Fuse, Inc.—Class B (Electronics)	795	21,735
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,060	34,058
BJ’s Restaurants, Inc.* (Retail)	1,590	79,834
Blackbaud, Inc. (Software)	3,710	160,495
Blue Nile, Inc.* (Internet)	530	19,085
Bob Evans Farms, Inc. (Retail)	795	40,688
Boise Cascade Co.* (Building Materials)	1,590	59,069
Bonanza Creek Energy, Inc.* (Oil & Gas)	1,590	38,160
Boston Beer Co., Inc.*—Class A (Beverages)	795	230,184
Boston Private Financial Holdings, Inc. (Banks)	6,625	89,239
Bottomline Technologies, Inc.* (Software)	1,325	33,496
Brookline Bancorp, Inc. (Savings & Loans)	2,650	26,579
Brown Shoe Co., Inc. (Retail)	1,590	51,119
Buffalo Wild Wings, Inc.* (Retail)	1,590	286,803
Cabot Microelectronics Corp.* (Semiconductors)	795	37,619
Calamp Corp.* (Telecommunications)	1,855	33,946
Calavo Growers, Inc. (Food)	1,325	62,673
Calgon Carbon Corp.* (Chemicals)	1,855	38,547
Cal-Maine Foods, Inc. (Food)	2,385	93,087
Cambrex Corp.* (Biotechnology)	2,385	51,564
Cantel Medical Corp. (Healthcare-Products)	2,915	126,102
Capella Education Co. (Commercial Services)	530	40,789
Cardinal Financial Corp. (Banks)	1,325	26,275
Cardtronics, Inc.* (Commercial Services)	3,445	132,908
CareTrust REIT, Inc. (REIT)	2,120	26,140
Carrizo Oil & Gas, Inc.* (Oil & Gas)	3,445	143,312
Cedar Realty Trust, Inc. (REIT)	3,710	27,231
Century Aluminum Co.* (Mining)	3,975	96,990
CEVA, Inc.* (Semiconductors)	795	14,421
Chemed Corp. (Healthcare-Services)	1,325	140,013
Chesapeake Lodging Trust (REIT)	4,240	157,769
Christopher & Banks Corp.* (Retail)	1,325	7,566
Cincinnati Bell, Inc.* (Telecommunications)	9,540	30,433
Cirrus Logic, Inc.* (Semiconductors)	2,915	68,707
Clearwater Paper Corp.* (Forest Products & Paper)	795	54,497
Columbia Banking System, Inc. (Banks)	1,855	51,217
Computer Programs & Systems, Inc. (Software)	530	32,198
comScore, Inc.* (Internet)	2,650	123,039
Comtech Telecommunications Corp. (Telecommunications)	530	16,706
CONMED Corp. (Healthcare-Products)	1,060	47,658
Consolidated Communications Holdings, Inc. (Telecommunications)	3,710	103,249
CoreSite Realty Corp. (REIT)	1,590	62,090
CorVel Corp.* (Commercial Services)	265	9,863
Cousins Properties, Inc. (REIT)	16,165	184,604
Cracker Barrel Old Country Store, Inc. (Retail)	1,060	149,206
Cross Country Healthcare, Inc.* (Commercial Services)	1,060	13,229
CryoLife, Inc. (Healthcare-Products)	1,060	12,010
Curtiss-Wright Corp. (Aerospace/Defense)	3,710	261,888
CVB Financial Corp. (Banks)	3,445	55,189
Cyberonics, Inc.* (Healthcare-Products)	1,325	73,776
Cynosure, Inc.*—Class A (Healthcare-Products)	1,590	43,598
DealerTrack Holdings, Inc.* (Software)	3,445	152,648
Deltic Timber Corp. (Forest Products & Paper)	795	54,378
DepoMed, Inc.* (Pharmaceuticals)	4,770	76,845
Diamond Foods, Inc.* (Food)	1,060	29,924
DiamondRock Hospitality Co. (REIT)	15,370	228,553
Dice Holdings, Inc.* (Internet)	2,915	29,179
Digital River, Inc.* (Software)	2,650	65,535
DineEquity, Inc. (Retail)	795	82,394
Diodes, Inc.* (Semiconductors)	1,855	51,142
Dorman Products, Inc.* (Auto Parts & Equipment)	1,590	76,749
Drew Industries, Inc.* (Building Materials)	1,060	54,134
DSP Group, Inc.* (Semiconductors)	795	8,642
DTS, Inc.* (Home Furnishings)	1,325	40,744
Dycom Industries, Inc.* (Engineering & Construction)	1,325	46,494
E.W. Scripps Co.*—Class A (Media)	2,385	53,305
EastGroup Properties, Inc. (REIT)	1,590	100,679
Ebix, Inc. (Software)	1,060	18,009

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Education Realty Trust, Inc. (REIT)	3,710	$135,749
eHealth, Inc.* (Insurance)	795	19,811
Electro Scientific Industries, Inc. (Electronics)	530	4,113
Electronics for Imaging, Inc.* (Computers)	3,710	158,899
Emergent Biosolutions, Inc.* (Biotechnology)	1,590	43,296
Encore Capital Group, Inc.* (Diversified Financial Services)	1,060	47,064
Enova International, Inc.* (Consumer Finance)	2,120	47,191
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,060	66,526
Entropic Communications, Inc.* (Semiconductors)	2,120	5,364
EPIQ Systems, Inc. (Software)	1,325	22,631
EPR Properties (REIT)	2,385	137,448
Era Group, Inc.* (Transportation)	795	16,814
ESCO Technologies, Inc. (Electronics)	795	29,336
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,590	83,268
ExamWorks Group, Inc.* (Commercial Services)	2,650	110,214
Exar Corp.* (Semiconductors)	1,590	16,218
ExlService Holdings, Inc.* (Computers)	1,590	45,649
Exponent, Inc. (Engineering & Construction)	530	43,725
FARO Technologies, Inc.* (Electronics)	795	49,831
Federal Signal Corp. (Miscellaneous Manufacturing)	2,650	40,916
Financial Engines, Inc. (Diversified Financial Services)	2,385	87,172
First Cash Financial Services, Inc.* (Retail)	1,325	73,763
First Commonwealth Financial Corp. (Banks)	3,180	29,320
First Financial Bankshares, Inc. (Banks)	2,915	87,100
First Midwest Bancorp, Inc. (Banks)	6,095	104,285
Flotek Industries, Inc.* (Oil & Gas Services)	3,975	74,452
Forrester Research, Inc. (Commercial Services)	530	20,861
Forward Air Corp. (Transportation)	2,385	120,132
Francesca’s Holdings Corp.* (Retail)	3,445	57,532
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,325	49,727
Franklin Street Properties Corp. (REIT)	3,445	42,270
FTD Cos., Inc.* (Internet)	795	27,682
Fuller (H.B.) Co. (Chemicals)	1,590	70,803
G & K Services, Inc.—Class A (Textiles)	795	56,326
GenCorp, Inc.* (Aerospace/Defense)	2,120	38,796
General Communication, Inc.*—Class A (Telecommunications)	2,385	32,794
Gentiva Health Services, Inc.* (Healthcare-Services)	2,385	45,434
G-III Apparel Group, Ltd.* (Apparel)	1,590	160,606
Glacier Bancorp, Inc. (Banks)	5,830	161,899
Globe Specialty Metals, Inc. (Mining)	2,385	41,094
Greatbatch, Inc.* (Healthcare-Products)	1,325	65,323
Green Dot Corp.*—Class A (Commercial Services)	1,060	21,719
Greenhill & Co., Inc. (Diversified Financial Services)	1,060	46,216
Group 1 Automotive, Inc. (Retail)	795	71,248
Haemonetics Corp.* (Healthcare-Products)	2,120	79,330
HCI Group, Inc. (Insurance)	795	34,376
Headwaters, Inc.* (Building Materials)	5,830	87,391
Healthcare Realty Trust, Inc. (REIT)	7,685	209,954
Healthcare Services Group, Inc. (Commercial Services)	5,565	172,125
HealthStream, Inc.* (Internet)	1,590	46,873
Heartland Express, Inc. (Transportation)	4,505	121,680
Heartland Payment Systems, Inc. (Commercial Services)	1,855	100,077
Helen of Troy, Ltd.* (Household Products/Wares)	2,120	137,927
HFF, Inc.—Class A (Real Estate)	2,650	95,188
Hibbett Sports, Inc.* (Retail)	795	38,502
Hillenbrand, Inc. (Miscellaneous Manufacturing)	5,035	173,707
Home Bancshares, Inc. (Banks)	4,770	153,403
Iconix Brand Group, Inc.* (Apparel)	3,710	125,361
ICU Medical, Inc.* (Healthcare-Products)	795	65,111
iGATE Corp.* (Computers)	2,915	115,084
Impax Laboratories, Inc.* (Pharmaceuticals)	5,300	167,904
Independent Bank Corp. (Banks)	795	34,034
Inland Real Estate Corp. (REIT)	6,890	75,446
Innophos Holdings, Inc. (Chemicals)	795	46,468
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,060	57,484
Interactive Intelligence Group, Inc.* (Software)	795	38,081
Interval Leisure Group, Inc. (Leisure Time)	1,590	33,215
iRobot Corp.* (Home Furnishings)	1,325	46,004
Ixia* (Telecommunications)	1,590	17,888
J & J Snack Foods Corp. (Food)	1,060	115,295
j2 Global, Inc. (Internet)	3,710	230,019
Jack in the Box, Inc. (Retail)	3,180	254,272
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,060	34,832
KapStone Paper & Packaging Corp. (Forest Products & Paper)	6,625	194,179
Knight Transportation, Inc. (Transportation)	4,770	160,559
Kopin Corp.* (Semiconductors)	1,855	6,715
Korn/Ferry International* (Commercial Services)	1,855	53,350
Landauer, Inc. (Commercial Services)	265	9,047
Lannett Co., Inc.* (Pharmaceuticals)	2,120	90,906
Lexington Realty Trust (REIT)	10,335	113,478
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,325	70,503
Lindsay Manufacturing Co. (Machinery-Diversified)	530	45,442
Lithia Motors, Inc.—Class A (Retail)	1,060	91,891
Littelfuse, Inc. (Electrical Components & Equipment)	1,060	102,470
LivePerson, Inc.* (Computers)	2,650	37,365
LogMeIn, Inc.* (Telecommunications)	1,855	91,526
LTC Properties, Inc. (REIT)	1,590	68,640
Lumber Liquidators Holdings, Inc.* (Retail)	1,060	70,289
Luminex Corp.* (Healthcare-Products)	1,855	34,800
Lydall, Inc.* (Miscellaneous Manufacturing)	1,325	43,487
Manhattan Associates, Inc.* (Computers)	5,830	237,398
MarineMax, Inc.* (Retail)	1,060	21,253
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,855	133,021
Marriott Vacations Worldwide Corp. (Entertainment)	2,120	158,025
Masimo Corp.* (Healthcare-Products)	2,385	62,821
Matson, Inc. (Transportation)	3,445	118,921
Matthews International Corp.—Class A (Commercial Services)	1,060	51,590
MAXIMUS, Inc. (Computers)	5,300	290,651
MB Financial, Inc. (Banks)	5,035	165,450
MedAssets, Inc.* (Software)	2,650	52,364
Medical Properties Trust, Inc. (REIT)	13,780	189,888
Medidata Solutions, Inc.* (Software)	2,650	126,537
Medifast, Inc.* (Commercial Services)	530	17,782
Meridian Bioscience, Inc. (Healthcare-Products)	1,590	26,171

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 95

Common Stocks, continued

	Shares	Value
Meritage Homes Corp.* (Home Builders)	2,915	$104,911
Methode Electronics, Inc. (Electronics)	2,915	106,427
Micrel, Inc. (Semiconductors)	2,385	34,606
Microsemi Corp.* (Semiconductors)	4,505	127,852
MicroStrategy, Inc.*—Class A (Software)	795	129,107
MKS Instruments, Inc. (Semiconductors)	1,855	67,893
Mobile Mini, Inc. (Storage/Warehousing)	1,855	75,146
Molina Healthcare, Inc.* (Healthcare-Services)	2,385	127,669
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,855	22,334
Monarch Casino & Resort, Inc.* (Lodging)	265	4,396
Monolithic Power Systems, Inc. (Semiconductors)	2,915	144,992
Monotype Imaging Holdings, Inc. (Software)	1,855	53,480
Monro Muffler Brake, Inc. (Commercial Services)	1,590	91,902
Montpelier Re Holdings, Ltd. (Insurance)	1,590	56,954
Moog, Inc.*—Class A (Aerospace/Defense)	1,325	98,090
MTS Systems Corp. (Computers)	530	39,766
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,855	63,330
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	795	135,078
Nanometrics, Inc.* (Semiconductors)	795	13,372
Natus Medical, Inc.* (Healthcare-Products)	2,650	95,506
Neenah Paper, Inc. (Forest Products & Paper)	1,325	79,858
Neogen Corp.* (Pharmaceuticals)	1,855	91,989
NetScout Systems, Inc.* (Computers)	2,915	106,514
New Jersey Resources Corp. (Gas)	1,590	97,308
NIC, Inc. (Internet)	2,915	52,441
NorthWestern Corp. (Electric)	1,855	104,956
Nutrisystem, Inc. (Commercial Services)	1,060	20,723
NuVasive, Inc.* (Healthcare-Products)	2,120	99,979
Omnicell, Inc.* (Software)	2,915	96,545
On Assignment, Inc.* (Commercial Services)	3,710	123,135
Orion Marine Group, Inc.* (Engineering & Construction)	1,060	11,713
Oritani Financial Corp. (Savings & Loans)	1,590	24,486
OSI Systems, Inc.* (Electronics)	795	56,262
Outerwall, Inc.* (Retail)	1,590	119,599
Oxford Industries, Inc. (Apparel)	530	29,261
Papa John’s International, Inc. (Retail)	2,385	133,083
PAREXEL International Corp.* (Commercial Services)	4,240	235,575
Park Electrochemical Corp. (Electronics)	795	19,819
Parkway Properties, Inc. (REIT)	3,710	68,227
Pennsylvania REIT (REIT)	3,445	80,820
Perficient, Inc.* (Internet)	1,325	24,685
Pericom Semiconductor Corp.* (Semiconductors)	795	10,764
PetroQuest Energy, Inc.* (Oil & Gas)	4,770	17,840
PGT, Inc.* (Building Materials)	3,710	35,727
Piedmont Natural Gas Co., Inc. (Gas)	2,915	114,880
Pinnacle Entertainment, Inc.* (Entertainment)	4,770	106,132
Pinnacle Financial Partners, Inc. (Banks)	2,650	104,781
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	795	46,182
Pool Corp. (Distribution/Wholesale)	3,445	218,551
Post Properties, Inc. (REIT)	4,240	249,186
Power Integrations, Inc. (Semiconductors)	1,325	68,556
PRA Group, Inc.* (Consumer Finance)	3,975	230,272
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	4,240	147,213
PrivateBancorp, Inc. (Banks)	5,565	185,871
Progress Software Corp.* (Software)	2,120	57,282
Providence Service Corp.* (Healthcare-Services)	530	19,313
PS Business Parks, Inc. (REIT)	1,060	84,312
Quaker Chemical Corp. (Chemicals)	530	48,781
Quality Systems, Inc. (Software)	1,325	20,657
QuinStreet, Inc.* (Internet)	795	4,826
Repligen Corp.* (Biotechnology)	2,385	47,223
Retail Opportunity Investments Corp. (REIT)	7,420	124,582
RLI Corp. (Insurance)	1,325	65,455
Rogers Corp.* (Electronics)	795	64,745
Ruth’s Hospitality Group, Inc. (Retail)	1,325	19,875
Sabra Health Care REIT, Inc. (REIT)	4,240	128,769
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	1,855	46,579
Saia, Inc.* (Transportation)	1,855	102,693
Sanderson Farms, Inc. (Food)	795	66,800
Saul Centers, Inc. (REIT)	795	45,466
Scientific Games Corp.*—Class A (Entertainment)	3,975	50,602
Select Comfort Corp.* (Home Furnishings)	4,240	114,607
Simmons First National Corp.—Class A (Banks)	795	32,317
Simpson Manufacturing Co., Inc. (Building Materials)	1,590	55,014
Skechers U.S.A., Inc.*—Class A (Apparel)	3,180	175,695
Snyders-Lance, Inc. (Food)	4,240	129,531
Sonic Corp. (Retail)	3,975	108,239
Sovran Self Storage, Inc. (REIT)	2,650	231,134
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,855	12,855
Stamps.com, Inc.* (Internet)	1,060	50,870
Standard Pacific Corp.* (Home Builders)	11,925	86,933
Standex International Corp. (Miscellaneous Manufacturing)	530	40,948
Steven Madden, Ltd.* (Apparel)	2,650	84,350
Stillwater Mining Co.* (Mining)	4,240	62,498
Strayer Education, Inc.* (Commercial Services)	795	59,053
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	795	27,531
Super Micro Computer, Inc.* (Computers)	2,650	92,432
SurModics, Inc.* (Healthcare-Products)	530	11,713
Synaptics, Inc.* (Computers)	2,915	200,669
Synchronoss Technologies, Inc.* (Software)	2,915	122,022
Synergy Resources Corp.* (Oil & Gas)	5,565	69,785
Take-Two Interactive Software, Inc.* (Software)	6,625	185,698
Tangoe, Inc.* (Software)	1,325	17,265
TASER International, Inc.* (Electronics)	4,240	112,275
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,855	190,583
Tennant Co. (Machinery-Diversified)	795	57,376
Tessera Technologies, Inc. (Semiconductors)	3,710	132,670
Texas Capital Bancshares, Inc.* (Banks)	2,385	129,577
Texas Roadhouse, Inc.—Class A (Retail)	5,035	169,981
The Buckle, Inc. (Retail)	1,060	55,671
The Cato Corp.—Class A (Retail)	1,060	44,711
The Ensign Group, Inc. (Healthcare-Services)	1,590	70,580
The Finish Line, Inc.—Class A (Retail)	1,855	45,095
The Geo Group, Inc. (REIT)	3,180	128,345
The Medicines Co.* (Biotechnology)	2,120	58,660
The Ryland Group, Inc. (Home Builders)	3,710	143,058
Toro Co. (Housewares)	4,505	287,464
Tuesday Morning Corp.* (Retail)	3,445	74,757
U.S. Silica Holdings, Inc. (Mining)	4,240	108,925
Ultratech Stepper, Inc.* (Semiconductors)	795	14,755
UniFirst Corp. (Textiles)	530	64,369

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap Growth :: Financial Statements96

Common Stocks, continued

	Shares	Value
United Bankshares, Inc. (Banks)	2,120	$79,394
Universal Electronics, Inc.* (Home Furnishings)	1,325	86,165
Universal Health Realty Income Trust (REIT)	1,060	51,007
Universal Insurance Holdings, Inc. (Insurance)	2,385	48,773
Urstadt Biddle Properties—Class A (REIT)	1,325	28,991
US Ecology, Inc. (Environmental Control)	1,590	63,791
VASCO Data Security International, Inc.* (Internet)	2,385	67,281
Veeco Instruments, Inc.* (Semiconductors)	1,325	46,216
ViaSat, Inc.* (Telecommunications)	3,445	217,138
Vicor Corp.* (Electrical Components & Equipment)	530	6,413
ViewPoint Financial Group, Inc. (Banks)	1,325	31,601
Virtus Investment Partners, Inc. (Diversified Financial Services)	265	45,180
Virtusa Corp.* (Computers)	2,120	88,340
Vitamin Shoppe, Inc.* (Retail)	1,060	51,495
WageWorks, Inc.* (Diversified Financial Services)	1,325	85,555
Watts Water Technologies, Inc.—Class A (Electronics)	1,060	67,246
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,325	15,065
WD-40 Co. (Household Products/Wares)	795	67,639
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,445	183,411
Westamerica Bancorp (Banks)	795	38,971
Winnebago Industries, Inc. (Home Builders)	2,120	46,131
Wolverine World Wide, Inc. (Apparel)	7,950	234,286
World Acceptance Corp.* (Diversified Financial Services)	530	42,109
XO Group, Inc.* (Internet)	1,060	19,303
Zumiez, Inc.* (Retail)	1,590	61,422
TOTAL COMMON STOCKS (Cost $19,742,194)		27,786,714

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $64,000	$64,000	$64,000
TOTAL REPURCHASE AGREEMENTS (Cost $64,000)		64,000
TOTAL INVESTMENT SECURITIES (Cost $19,806,194)—100.4%		27,850,714
Net other assets (liabilities)—(0.4)%		(103,663)
NET ASSETS—100.0%		$27,747,051

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$589,357	2.1%
Airlines	159,350	0.6%
Apparel	809,559	2.9%
Auto Parts & Equipment	76,749	0.3%
Banks	1,785,050	6.4%
Beverages	230,184	0.8%
Biotechnology	393,079	1.4%
Building Materials	469,521	1.6%
Chemicals	386,537	1.4%
Commercial Services	1,406,398	5.1%
Computers	1,419,440	5.0%
Consumer Finance	277,463	1.0%
Distribution/Wholesale	353,629	1.3%
Diversified Financial Services	615,767	2.3%
Electric	104,956	0.4%
Electrical Components & Equipment	108,883	0.4%
Electronics	578,972	2.1%
Engineering & Construction	101,932	0.4%
Entertainment	314,759	1.2%
Environmental Control	63,791	0.2%
Food	560,698	2.1%
Forest Products & Paper	397,977	1.4%
Gas	212,188	0.7%
Hand/Machine Tools	49,727	0.2%
Healthcare-Products	1,343,640	4.9%
Healthcare-Services	676,495	2.5%
Home Builders	381,033	1.4%
Home Furnishings	319,670	1.1%
Household Products/Wares	205,566	0.7%
Housewares	287,464	1.0%
Insurance	344,134	1.2%
Internet	695,283	2.6%
Leisure Time	33,215	0.1%
Lodging	4,396	NM
Machinery-Diversified	143,087	0.5%
Media	53,305	0.2%
Metal Fabricate/Hardware	63,330	0.2%
Mining	309,507	1.1%
Miscellaneous Manufacturing	527,416	1.9%
Oil & Gas	277,564	1.0%
Oil & Gas Services	74,452	0.3%
Pharmaceuticals	875,666	3.1%
Real Estate	95,188	0.3%
REIT	3,372,994	12.2%
Retail	2,260,288	8.1%
Savings & Loans	157,177	0.6%
Semiconductors	870,504	3.2%
Software	1,384,050	5.0%
Storage/Warehousing	75,146	0.3%
Telecommunications	572,809	2.1%
Textiles	120,695	0.4%
Transportation	726,815	2.6%
Water	69,859	0.3%
Other**	(39,663)	(0.2)%
Total	$27,747,051	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

REIT                Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 97

Statement of Assets and Liabilities

December 31, 2014

ASSETS:
Total Investment Securities, at cost	$19,806,194
Securities, at value	27,786,714
Repurchase agreements, at value	64,000
Total Investment Securities, at value	27,850,714
Cash	405
Dividends and interest receivable	28,178
Receivable for capital shares issued	91,355
Receivable for investments sold	372,423
Prepaid expenses	1,600
TOTAL ASSETS	28,344,675

LIABILITIES:
Payable for investments purchased	543,229
Advisory fees payable	14,362
Management services fees payable	1,915
Administration fees payable	819
Administrative services fees payable	8,271
Distribution fees payable	7,297
Trustee fees payable	9
Transfer agency fees payable	1,312
Fund accounting fees payable	1,558
Compliance services fees payable	134
Other accrued expenses	18,718
TOTAL LIABILITIES	597,624
NET ASSETS	$27,747,051

NET ASSETS CONSIST OF:
Capital	$16,234,314
Accumulated net realized gains (losses) on investments	3,468,217
Net unrealized appreciation (depreciation) on investments	8,044,520
NET ASSETS	$27,747,051

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	740,849
Net Asset Value (offering and redemption price per share)	$37.45

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$306,522
Interest	8
Foreign tax withholding	(64)
TOTAL INVESTMENT INCOME	306,466

EXPENSES:
Advisory fees	247,114
Management services fees	32,948
Administration fees	13,360
Transfer agency fees	20,417
Administrative services fees	105,346
Distribution fees	82,371
Custody fees	46,265
Fund accounting fees	27,693
Trustee fees	821
Compliance services fees	249
Other fees	24,186
Total Gross Expenses before reductions	600,770
Expenses reduced and reimbursed by the Advisor	(47,236)
TOTAL NET EXPENSES	553,534
NET INVESTMENT INCOME (LOSS)	(247,068)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,342,436
Change in net unrealized appreciation/depreciation on investments	(6,281,755)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(939,319)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,186,387)

See accompanying notes to financial statements.

98 :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(247,068)	$(311,508)
Net realized gains (losses) on investments	5,342,436	4,290,001
Change in net unrealized appreciation/depreciation on investments	(6,281,755)	7,983,164
Change in net assets resulting from operations	(1,186,387)	11,961,657

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,941,360)	(1,727,390)
Change in net assets resulting from distributions	(3,941,360)	(1,727,390)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,244,523	68,329,351
Dividends reinvested	3,941,360	1,727,390
Value of shares redeemed	(67,497,878)	(54,581,311)
Change in net assets resulting from capital transactions	(17,311,995)	15,475,430
Change in net assets	(22,439,742)	25,709,697

NET ASSETS:
Beginning of period	50,186,793	24,477,096
End of period	$27,747,051	$50,186,793
Accumulated net investment income (loss)	$—	$(204)

SHARE TRANSACTIONS:
Issued	1,199,416	1,837,761
Reinvested	111,812	50,895
Redeemed	(1,736,997)	(1,472,284)
Change in shares	(425,769)	416,372

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 99

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$43.02	$32.63	$29.00	$28.69	$22.82

Investment Activities:
Net investment income (loss)(a)	(0.29)	(0.31)	(0.10)	(0.30)	(0.13)
Net realized and unrealized gains (losses) on investments	0.84 (b)	12.90	3.73	0.67	5.97
Total income (loss) from investment activities	0.55	12.59	3.63	0.37	5.84

Capital Transactions:	—	—	—	—	0.03	(c)

Distributions to Shareholders From:
Net realized gains on investments	(6.12)	(2.20)	—	(0.06)	—

Net Asset Value, End of Period	$37.45	$43.02	$32.63	$29.00	$28.69

Total Return	2.17%	40.42%	12.48%	1.28%	25.72	%(c)

Ratios to Average Net Assets:
Gross expenses	1.82%	1.83%	1.89%	1.86%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.75)%	(0.83)%	(0.31)%	(1.00)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$27,747	$50,187	$24,477	$39,514	$59,360
Portfolio turnover rate(d)	166%	174%	163%	310%	351%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and total return world be lower.

(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

100 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of -1.57%. For the same period, the Index had a price return of -1.16%(1) and a volatility of 16.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Asia 30	-1.57%	1.68%	7.32%
ProFunds Asia 30 Index	-1.16%	2.11%	7.39%
MSCI AC Asia Pacific Free Excluding Japan Index	2.82%	5.33%	8.89%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
PetroChina Co., Ltd.	6.3%
BHP Billiton, Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
China Life Insurance Co., Ltd.	5.4%
LG Display Co., Ltd.	5.3%

ProFunds Asia 30 Index — Composition

% of Index
Communications	20%
Financial	14%
Technology	13%
Basic Materials	13%
Energy	13%
Industrial	10%
Consumer, Cyclical	7%
Consumer, Non-cyclical	6%
Utilities	4%
Country Composition
China	48%
India	15%
South Korea	12%
Australia	10%
Taiwan	8%
Hong Kong	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
(3)

The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Asia 30 :: 101

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.1%)

	Shares	Value
Baidu, Inc.*ADR (Internet)	4,292	$978,447
BHP Billiton PLCADR (Mining)	29,232	1,256,976
BHP Billiton, Ltd.ADR (Mining)	37,816	1,789,453
China Life Insurance Co., Ltd.ADR (Insurance)	27,376	1,607,245
China Mobile, Ltd.ADR (Telecommunications)	21,808	1,282,747
CNOOC, Ltd.ADR (Oil & Gas)	6,148	832,685
Ctrip.com International, Ltd.*ADR (Internet)	14,268	649,194
HDFC Bank, Ltd.ADR (Banks)	19,604	994,903
Himax Technologies, Inc.ADR (Semiconductors)	73,660	593,700
ICICI Bank, Ltd.ADR (Banks)	136,068	1,571,586
Infosys Technologies, Ltd.ADR (Computers)	30,044	945,184
JD.com, Inc.*ADR (Internet)	38,860	899,220
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	30,856	608,172
Jumei International Holding, Ltd.*ADR (Retail)	43,964	598,790
Korea Electric Power Corp.*ADR (Electric)	65,424	1,266,609
LG Display Co., Ltd.*ADR (Electronics)	104,516	1,583,417
Melco Crown Entertainment, Ltd.ADR (Lodging)	28,536	724,814
Mindray Medical International, Ltd.ADR (Healthcare-Products)	22,620	597,168
Netease.com, Inc.ADR (Software)	7,192	713,015
New Oriental Education & Technology Group, Inc.*ADR (Commercial Services)	30,392	620,300
PetroChina Co., Ltd.ADR (Oil & Gas)	17,052	1,892,090
POSCOADR (Iron/Steel)	12,644	806,814
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	11,368	650,932
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	78,184	1,749,758
Tata Motors, Ltd.ADR (Auto Manufacturers)	19,604	828,857
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	68,556	634,828
Vipshop Holdings, Ltd.*ADR (Internet)	35,844	700,392
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	17,980	605,387
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	577,332	1,356,730
YY, Inc.*ADR (Internet)	9,860	614,672
TOTAL COMMON STOCKS (Cost $17,022,617)		29,954,085

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $25,000	$25,000	$25,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000
TOTAL INVESTMENT SECURITIES (Cost $17,047,617)—100.2%		29,979,085
Net other assets (liabilities)—(0.2)%		(66,687)
NET ASSETS—100.0%		$29,912,398

*          Non-income producing security

(a)       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR     American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$828,857	2.8%
Banks	2,566,489	8.5%
Commercial Services	1,225,687	4.1%
Computers	945,184	3.2%
Electric	1,266,609	4.2%
Electrical Components & Equipment	1,356,730	4.5%
Electronics	1,583,417	5.3%
Energy-Alternate Sources	1,243,000	4.2%
Healthcare-Products	597,168	2.0%
Insurance	1,607,245	5.4%
Internet	4,492,857	15.0%
Iron/Steel	806,814	2.7%
Lodging	724,814	2.4%
Mining	3,046,429	10.2%
Oil & Gas	2,724,775	9.1%
Retail	598,790	2.0%
Semiconductors	2,343,458	7.8%
Software	713,015	2.4%
Telecommunications	1,282,747	4.3%
Other**	(41,687)	(0.1)%
Total	$29,912,398	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2014:

	Value	% of Net Assets
Australia	$3,046,429	10.2%
China	14,559,267	48.7%
Hong Kong	2,007,561	6.7%
India	4,340,530	14.5%
South Korea	3,656,840	12.2%
Taiwan	2,343,458	7.8%
Other**	(41,687)	(0.1)%
Total	$29,912,398	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

102 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$17,047,617
Securities, at value	29,954,085
Repurchase agreements, at value	25,000
Total Investment Securities, at value	29,979,085
Cash	1,946,878
Dividends and interest receivable	45,698
Prepaid expenses	164
TOTAL ASSETS	31,971,825

LIABILITIES:
Payable for investments purchased	1,946,702
Payable for capital shares redeemed	30,700
Advisory fees payable	19,293
Management services fees payable	2,572
Administration fees payable	948
Administrative services fees payable	11,138
Distribution fees payable	14,513
Trustee fees payable	10
Transfer agency fees payable	1,518
Fund accounting fees payable	1,803
Compliance services fees payable	175
Other accrued expenses	30,055
TOTAL LIABILITIES	2,059,427
NET ASSETS	$29,912,398

NET ASSETS CONSIST OF:
Capital	$18,960,073
Accumulated net investment income (loss)	89,913
Accumulated net realized gains (losses) on investments	(2,069,056)
Net unrealized appreciation (depreciation) on investments	12,931,468
NET ASSETS	$29,912,398

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	543,232
Net Asset Value (offering and redemption price per share)	$55.06

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$699,791
Interest	16
Foreign tax withholding	(53,910)
TOTAL INVESTMENT INCOME	645,897

EXPENSES:
Advisory fees	274,510
Management services fees	36,601
Administration fees	14,741
Transfer agency fees	22,573
Administrative services fees	88,022
Distribution fees	91,503
Custody fees	36,563
Fund accounting fees	27,905
Trustee fees	834
Compliance services fees	234
Other fees	43,303
Total Gross Expenses before reductions	636,789
Expenses reduced and reimbursed by the Advisor	(21,601)
TOTAL NET EXPENSES	615,188
NET INVESTMENT INCOME (LOSS)	30,709

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,408,218
Change in net unrealized appreciation/depreciation on investments	(5,245,265)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(837,047)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(806,338)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 103

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$30,709	$(77,988)
Net realized gains (losses) on investments	4,408,218	4,152,016
Change in net unrealized appreciation/depreciation on investments	(5,245,265)	476,775
Change in net assets resulting from operations	(806,338)	4,550,803

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(27,095)	(21,988)
Change in net assets resulting from distributions	(27,095)	(21,988)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,298,698	56,289,425
Dividends reinvested	27,095	21,988
Value of shares redeemed	(53,229,160)	(62,056,077)
Change in net assets resulting from capital transactions	(11,903,367)	(5,744,664)
Change in net assets	(12,736,800)	(1,215,849)

NET ASSETS:
Beginning of period	42,649,198	43,865,047
End of period	$29,912,398	$42,649,198
Accumulated net investment income (loss)	$89,913	$(77,988)

SHARE TRANSACTIONS:
Issued	727,097	1,121,363
Reinvested	482	461
Redeemed	(946,215)	(1,260,368)
Change in shares	(218,636)	(138,544)

See accompanying notes to financial statements.

104 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$55.98	$48.72	$42.19	$61.12	$53.70

Investment Activities:
Net investment income (loss)(a)	0.05	(0.10)	0.03	(0.17)	0.02
Net realized and unrealized gains (losses) on investments	(0.93)	7.39	6.50	(15.32)	7.44
Total income (loss) from investment activities	(0.88)	7.29	6.53	(15.49)	7.46

Distributions to Shareholders From:
Net investment income	(0.04)	(0.03)	—	(0.02)	(0.04)
Net realized gains on investments	—	—	—	(3.42)	—
Total distributions	(0.04)	(0.03)	—	(3.44)	(0.04)

Net Asset Value, End of Period	$55.06	$55.98	$48.72	$42.19	$61.12

Total Return	(1.57)%	14.97%	15.48%	(27.00)%	13.91%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.76%	1.88%	1.78%	1.74%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.08%	(0.20)%	0.06%	(0.31)%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$29,912	$42,649	$43,865	$39,521	$99,324
Portfolio turnover rate(b)	102%	113%	111%	50%	158%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Europe 30 :: 105

ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of -8.65%. For the same period, the Index had a price return of -9.88%(1) and a volatility of 13.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	-8.65%	3.91%	2.71%
ProFunds Europe 30 Index	-9.88%	2.27%	1.28%
Dow Jones STOXX 50 Index	-6.77%	3.00%	2.94%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.4%
HSBC Holdings PLC	5.8%
Rio Tinto PLC	5.1%
Total S.A.	4.5%
BP PLC	4.4%

ProFunds Europe 30 Index — Composition

% of Index
Consumer, Non-Cyclical	19%
Energy	19%
Communications	17%
Financial	16%
Technology	9%
Basic Materials	8%
Industrial	7%
Utilities	3%
Consumer, Cyclical	2%

Country Composition
United Kingdom	42%
Netherlands	15%
France	11%
Spain	8%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

106 :: ProFund VP Europe 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (97.7%)

	Shares	Value
Alcatel-Lucent*ADR (Telecommunications)	162,504	$576,889
Anheuser-Busch InBev N.V.ADR (Beverages)	5,328	598,441
ArcelorMittalNYS (Iron/Steel)	56,240	620,327
ARM Holdings PLCADR (Semiconductors)	13,912	644,126
ASML Holding N.V.NYS (Semiconductors)	6,216	670,271
AstraZeneca PLCADR (Pharmaceuticals)	13,616	958,293
Banco Santander S.A.ADR (Banks)	134,384	1,119,419
Barclays PLCADR (Banks)	58,608	879,706
BP PLCADR (Oil & Gas)	31,376	1,196,053
British American Tobacco PLCADR (Agriculture)	5,624	606,380
Criteo S.A.*ADR (Advertising)	13,616	550,359
Diageo PLCADR (Beverages)	5,920	675,413
GlaxoSmithKline PLCADR (Pharmaceuticals)	20,720	885,573
HSBC Holdings PLCADR (Banks)	33,448	1,579,748
ING Groep N.V.*ADR (Banks)	62,160	806,215
Koninklijke Phillips Electronics N.V.NYS (Electronics)	23,384	678,136
National Grid PLCADR (Gas)	11,840	836,614
Nokia Corp.ADR (Telecommunications)	87,320	686,335
Rio Tinto PLCADR (Mining)	30,192	1,390,644
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	26,344	1,763,731
Ryanair Holdings PLC*ADR (Airlines)	8,880	632,878
Sanofi-AventisADR (Pharmaceuticals)	13,320	607,525
SAP AGADR (Software)	14,504	1,010,204
Statoil ASAADR (Oil & Gas)	47,952	844,435
Telefonaktiebolaget LM EricssonADR (Telecommunications)	61,864	748,554
Telefonica S.A.ADR (Telecommunications)	63,344	900,118
Tenaris S.A.ADR (Metal Fabricate/Hardware)	37,592	1,135,655
Total S.A.ADR (Oil & Gas)	23,976	1,227,571
Unilever N.V.NYS (Cosmetics/Personal Care)	24,568	959,135
Vodafone Group PLCADR (Telecommunications)	30,488	1,041,775
TOTAL COMMON STOCKS (Cost $19,635,111)		26,830,523
TOTAL INVESTMENT SECURITIES (Cost $19,635,111)—97.7%		26,830,523
Net other assets (liabilities)—2.3%		642,151
NET ASSETS—100.0%		$27,472,674

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$550,359	2.0%
Agriculture	606,380	2.2%
Airlines	632,878	2.3%
Banks	4,385,088	15.9%
Beverages	1,273,854	4.7%
Cosmetics/Personal Care	959,135	3.5%
Electronics	678,136	2.5%
Gas	836,614	3.0%
Iron/Steel	620,327	2.3%
Metal Fabricate/Hardware	1,135,655	4.1%
Mining	1,390,644	5.1%
Oil & Gas	5,031,790	18.5%
Pharmaceuticals	2,451,391	8.8%
Semiconductors	1,314,397	4.7%
Software	1,010,204	3.7%
Telecommunications	3,953,671	14.4%
Other**	642,151	2.3%
Total	$27,472,674	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2014:

	Value	% of Net Assets
Belgium	$598,441	2.2%
Finland	686,335	2.5%
France	2,962,344	10.8%
Germany	1,010,204	3.7%
Ireland	632,878	2.3%
Luxembourg	1,755,982	6.4%
Netherlands	4,877,488	17.8%
Norway	844,435	3.1%
Spain	2,019,537	7.4%
Sweden	748,554	2.7%
United Kingdom	10,694,325	38.8%
Other**	642,151	2.3%
Total	$27,472,674	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 107

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$19,635,111
Securities, at value	26,830,523
Total Investment Securities, at value	26,830,523
Dividends receivable	51,733
Receivable for capital shares issued	111,627
Receivable for investments sold	816,832
Prepaid expenses	179
TOTAL ASSETS	27,810,894

LIABILITIES:
Payable for capital shares redeemed	97,405
Cash overdraft	157,978
Advisory fees payable	24,991
Management services fees payable	3,332
Administration fees payable	919
Administrative services fees payable	11,279
Distribution fees payable	12,653
Trustee fees payable	10
Transfer agency fees payable	1,471
Fund accounting fees payable	1,748
Compliance services fees payable	153
Other accrued expenses	26,281
TOTAL LIABILITIES	338,220
NET ASSETS	$27,472,674

NET ASSETS CONSIST OF:
Capital	$28,409,703
Accumulated net investment income (loss)	1,592,186
Accumulated net realized gains (losses) on investments	(9,724,627)
Net unrealized appreciation (depreciation) on investments	7,195,412
NET ASSETS	$27,472,674

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,176,609
Net Asset Value (offering and redemption price per share)	$23.35

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$2,344,667
Interest	11
Foreign tax withholding	(122,817)
TOTAL INVESTMENT INCOME	2,221,861

EXPENSES:
Advisory fees	281,104
Management services fees	37,480
Administration fees	14,922
Transfer agency fees	22,856
Administrative services fees	100,080
Distribution fees	93,702
Custody fees	18,076
Fund accounting fees	28,303
Trustee fees	857
Compliance services fees	299
Other fees	42,324
Total Gross Expenses before reductions	640,003
Expenses reduced and reimbursed by the Advisor	(10,328)
TOTAL NET EXPENSES	629,675
NET INVESTMENT INCOME (LOSS)	1,592,186

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,299,583
Change in net unrealized appreciation/depreciation on investments	(6,433,650)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,134,067)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,541,881)

See accompanying notes to financial statements.

108 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$1,592,186	$554,073
Net realized gains (losses) on investments	1,299,583	2,060,530
Change in net unrealized appreciation/depreciation on investments	(6,433,650)	4,071,498
Change in net assets resulting from operations	(3,541,881)	6,686,101

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(554,073)	(458,263)
Change in net assets resulting from distributions	(554,073)	(458,263)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	50,232,396	60,550,527
Dividends reinvested	554,073	458,263
Value of shares redeemed	(61,318,086)	(60,560,313)
Change in net assets resulting from capital transactions	(10,531,617)	448,477
Change in net assets	(14,627,571)	6,676,315

NET ASSETS:
Beginning of period	42,100,245	35,423,930
End of period	$27,472,674	$42,100,245
Accumulated net investment income (loss)	$1,592,186	$554,073

SHARE TRANSACTIONS:
Issued	1,965,517	2,621,404
Reinvested	21,196	20,878
Redeemed	(2,437,781)	(2,655,171)
Change in shares	(451,068)	(12,889)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 109

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$25.87	$21.59	$19.21	$21.27	$21.06

Investment Activities:
Net investment income (loss)(a)	1.08	0.35	0.35	0.43	0.19
Net realized and unrealized gains (losses) on investments	(3.28)	4.26	2.72	(2.29)	0.35
Total income (loss) from investment activities	(2.20)	4.61	3.07	(1.86)	0.54

Distributions to Shareholders From:
Net investment income	(0.32)	(0.33)	(0.69)	(0.20)	(0.33)

Net Asset Value, End of Period	$23.35	$25.87	$21.59	$19.21	$21.27

Total Return	(8.65)%	21.64%	16.60%	(8.88)%	2.63%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.73%	1.80%	1.79%	1.71%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	4.25%	1.54%	1.76%	1.98%	0.95%

Supplemental Data:
Net assets, end of period (000’s)	$27,473	$42,100	$35,424	$22,093	$48,270
Portfolio turnover rate(b)	115%	142%	91%	116%	180%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

110 :: ProFund VP International :: Management Discussion of Fund Performance

ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2014, the Fund had a total return of -8.11%. For the same period, the Index had a total return of -4.90%(1) and a volatility of 9.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2) The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*            The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP International	-8.11%	3.29%	-2.46%
MSCI EAFE Index	-4.90%	5.33%	0.02%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.72%	1.68%

**     Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financial	25%
Consumer, Non-Cyclical	24%
Consumer, Cyclical	12%
Industrial	11%
Communications	8%
Basic Materials	7%
Energy	6%
Utilities	4%
Technology	2%
Diversified	1%
Country Composition
Japan	21%
United Kingdom	21%
France	10%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP International :: 111

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $6,276,010	$6,276,000	$6,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,276,000)		6,276,000
TOTAL INVESTMENT SECURITIES (Cost $6,276,000)—101.8%		6,276,000
Net other assets (liabilities)—(1.8)%		(113,526)
NET ASSETS—100.0%		$6,162,474

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $1,075,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	1/27/15	0.44%	$3,190,753	$(48,446)
MSCI EAFE Index	UBS AG	1/27/15	0.94%	2,934,655	(45,100)
				$6,125,408	$(93,546)

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

112 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$6,276,000
Repurchase agreements, at value	6,276,000
Total Investment Securities, at value	6,276,000
Cash	255
Segregated cash balances with custodian	50
Interest receivable	5
Prepaid expenses	57
TOTAL ASSETS	6,276,367

LIABILITIES:
Payable for capital shares redeemed	235
Unrealized loss on swap agreements	93,546
Advisory fees payable	4,257
Management services fees payable	568
Administration fees payable	197
Administrative services fees payable	3,386
Distribution fees payable	3,665
Transfer agency fees payable	315
Fund accounting fees payable	374
Compliance services fees payable	30
Other accrued expenses	7,320
TOTAL LIABILITIES	113,893
NET ASSETS	$6,162,474

NET ASSETS CONSIST OF:
Capital	$8,000,038
Accumulated net realized gains (losses) on investments	(1,744,018)
Net unrealized appreciation (depreciation) on investments	(93,546)

NET ASSETS	$6,162,474
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	305,617
Net Asset Value (offering and redemption price per share)	$20.16

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$1,956

EXPENSES:
Advisory fees	78,872
Management services fees	10,516
Administration fees	4,244
Transfer agency fees	6,471
Administrative services fees	24,422
Distribution fees	26,291
Custody fees	9,591
Fund accounting fees	7,971
Trustee fees	262
Compliance services fees	84
Other fees	12,641
Total Gross Expenses before reductions	181,365
Expenses reduced and reimbursed by the Advisor	(4,692)
TOTAL NET EXPENSES	176,673
NET INVESTMENT INCOME (LOSS)	(174,717)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(266,737)
Change in net unrealized appreciation/depreciation on investments	(198,759)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(465,496)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(640,213)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 113

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(174,717)	$(197,253)
Net realized gains (losses) on investments	(266,737)	1,631,340
Change in net unrealized appreciation/depreciation on investments	(198,759)	54,896
Change in net assets resulting from operations	(640,213)	1,488,983

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,189,021)	(616,082)
Change in net assets resulting from distributions	(1,189,021)	(616,082)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,912,279	28,259,009
Dividends reinvested	1,189,021	616,082
Value of shares redeemed	(24,108,897)	(27,479,778)
Change in net assets resulting from capital transactions	(7,007,597)	1,395,313
Change in net assets	(8,836,831)	2,268,214

NET ASSETS:
Beginning of period	14,999,305	12,731,091
End of period	$6,162,474	$14,999,305

SHARE TRANSACTIONS:
Issued	710,587	1,264,418
Reinvested	53,295	28,274
Redeemed	(1,083,165)	(1,257,032)
Change in shares	(319,283)	35,660

See accompanying notes to financial statements.

114 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$24.00	$21.61	$18.63	$21.76	$21.05

Investment Activities:
Net investment income (loss)(a)	(0.38)	(0.37)	(0.31)	(0.35)	(0.32)
Net realized and unrealized gains (losses) on investments	(1.36)	4.41	3.29	(2.78)	1.89
Total income (loss) from investment activities	(1.74)	4.04	2.98	(3.13)	1.57

Distributions to Shareholders From:
Net realized gains on investments	(2.10)	(1.65)	—	—	(0.86)

Net Asset Value, End of Period	$20.16	$24.00	$21.61	$18.63	$21.76

Total Return	(8.11)%	19.49%	15.93%	(14.34)%	7.80%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.72%	1.83%	1.74%	1.70%
Net expenses	1.68%	1.68%	1.68%	1.65%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.57)%	(1.61)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$6,162	$14,999	$12,731	$5,686	$20,408
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 115

ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of -3.42%. For the same period, the Index had a total return of -1.94%(1) and a volatility of 17.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*    The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP Emerging Markets	-3.42%	-3.22%	-2.91%
BNY Mellon Emerging Markets 50 ADR Index	-1.94%	-1.57%	-1.09%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.75%	1.68%

**  Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	6%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.8%
China Mobile, Ltd.	6.8%
Baidu, Inc.	6.5%
America Movil S.A.B. de C.V.	4.3%
Alibaba Group Holding, Ltd.	4.1%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	33%
Financial	19%
Technology	16%
Energy	13%
Consumer, Non-Cyclical	7%
Basic Materials	6%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%
Country Composition
China	26%
Brazil	21%
Taiwan	12%
India	9%
Mexico	9%
South Korea	9%
Other	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

116 :: ProFund VP Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (82.0%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	16,761	$102,745
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	4,983	517,933
Ambev S.A.ADR (Beverages)	60,702	377,566
America Movil S.A.B. de C.V.ADR (Telecommunications)	24,764	549,266
Baidu, Inc.*ADR (Internet)	3,624	826,163
Bancolombia S.A.ADR (Banks)	1,510	72,299
BRF-Brazil Foods S.A.ADR (Food)	8,758	204,499
Cemex S.A.B. de C.V.*ADR (Building Materials)	16,308	166,179
China Life Insurance Co., Ltd.ADR (Insurance)	6,644	390,069
China Mobile, Ltd.ADR (Telecommunications)	14,647	861,537
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,473	281,348
China Telecom Corp., Ltd.ADR (Telecommunications)	1,812	106,383
China Unicom, Ltd.ADR (Telecommunications)	6,040	81,238
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	5,134	151,094
CNOOC, Ltd.ADR (Oil & Gas)	2,114	286,320
Ctrip.com International, Ltd.*ADR (Internet)	1,661	75,576
Embraer S.A.ADR (Aerospace/Defense)	2,114	77,922
Enersis S.A.ADR (Electric)	5,134	82,298
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)*ADR (Beverages)	1,812	159,510
Grupo Televisa S.A.ADR (Media)	5,738	195,436
HDFC Bank, Ltd.ADR (Banks)	5,285	268,214
ICICI Bank, Ltd.ADR (Banks)	18,724	216,262
Infosys Technologies, Ltd.ADR (Computers)	12,835	403,788
JD.com, Inc.*ADR (Internet)	3,926	90,848
KB Financial Group, Inc.*ADR (Diversified Financial Services)	5,134	167,471
Korea Electric Power Corp.*ADR (Electric)	6,795	131,551
LG Display Co., Ltd.*ADR (Electronics)	5,889	89,218
Mobile TeleSystemsADR (Telecommunications)	6,795	48,788
Netease.com, Inc.ADR (Software)	906	89,821
PetroChina Co., Ltd.ADR (Oil & Gas)	2,869	318,344
Petroleo Brasileiro S.A.ADR (Oil & Gas)	19,781	144,401
POSCOADR (Iron/Steel)	4,228	269,789
PT Telekomunikasi IndonesiaADR (Telecommunications)	3,322	150,254
Sasol, Ltd.ADR (Oil & Gas)	6,795	258,006
Shinhan Financial Group Co., Ltd.*ADR (Diversified Financial Services)	6,342	256,153
SK Telecom Co., Ltd.ADR (Telecommunications)	4,681	126,434
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	49,679	1,111,815
Tata Motors, Ltd.ADR (Auto Manufacturers)	2,567	108,533
Ultrapar Participacoes S.A.ADR (Chemicals)	5,738	109,424
United Microelectronics Corp.ADR (Semiconductors)	31,710	71,982
Vale S.A.ADR (Iron/Steel)	19,781	161,809
Vipshop Holdings, Ltd.*ADR (Internet)	3,624	70,813
Wipro, Ltd.ADR (Computers)	7,852	88,885
YPF S.A.ADR (Oil & Gas)	2,567	67,948
TOTAL COMMON STOCKS (Cost $7,956,744)		10,385,932

Preferred Stocks (11.1%)

Banco Bradesco S.A.ADR (Banks)	28,086	375,510
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,265	83,420
Itau Unibanco Holding S.A.ADR (Banks)	36,844	479,340
Petroleo Brasileiro S.A.ADR (Oil & Gas)	27,180	206,024
Telefonica Brasil S.A.ADR (Telecommunications)	3,473	61,403
Vale S.A.ADR (Iron/Steel)	27,029	196,231
TOTAL PREFERRED STOCKS (Cost $1,592,265)		1,401,928

Repurchase Agreements(a)(b) (6.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $789,001	$789,000	$789,000
TOTAL REPURCHASE AGREEMENTS (Cost $789,000)		789,000
TOTAL INVESTMENT SECURITIES (Cost $10,338,009)—99.3%		12,576,860
Net other assets (liabilities)—0.7%		88,529
NET ASSETS—100.0%		$12,665,389

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $299,000.

ADR  American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 117

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	1/27/15	0.59%	$428,457	$(2,556)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	1/27/15	0.39%	361,329	(864)
				$789,786	$(3,420)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$77,922	0.6%
Auto Manufacturers	108,533	0.9%
Banks	1,411,625	11.2%
Beverages	537,076	4.3%
Building Materials	166,179	1.3%
Chemicals	109,424	0.9%
Computers	492,673	3.9%
Diversified Financial Services	423,624	3.3%
Electric	213,849	1.6%
Electronics	89,218	0.7%
Food	287,919	2.3%
Insurance	390,069	3.1%
Internet	1,063,400	8.3%
Internet Software & Services	517,933	4.1%
Iron/Steel	627,829	5.0%
Media	195,436	1.5%
Oil & Gas	1,562,391	12.2%
Semiconductors	1,286,542	10.2%
Software	89,821	0.7%
Telecommunications	2,136,397	17.0%
Other**	877,529	6.9%
Total	$12,665,389	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2014:

	Value	% of Net Assets
Argentina	$67,948	0.5%
Brazil	2,477,549	19.6%
Chile	82,298	0.6%
China	3,996,393	31.5%
Colombia	72,299	0.6%
India	1,085,682	8.6%
Indonesia	150,254	1.2%
Korea, Republic Of	256,153	2.0%
Mexico	1,070,391	8.5%
Russia	48,788	0.4%
South Africa	258,006	2.0%
South Korea	784,463	6.2%
Taiwan	1,437,636	11.4%
Other**	877,529	6.9%
Total	$12,665,389	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

118 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$10,338,009
Securities, at value	11,787,860
Repurchase agreements, at value	789,000
Total Investment Securities, at value	12,576,860
Cash	631
Dividends and interest receivable	20,304
Receivable for capital shares issued	204,684
Prepaid expenses	69
TOTAL ASSETS	12,802,548

LIABILITIES:
Payable for capital shares redeemed	94,194
Unrealized loss on swap agreements	3,420
Advisory fees payable	5,396
Management services fees payable	720
Administration fees payable	374
Administrative services fees payable	8,465
Distribution fees payable	8,858
Transfer agency fees payable	599
Fund accounting fees payable	712
Compliance services fees payable	129
Other accrued expenses	14,292
TOTAL LIABILITIES	137,159
NET ASSETS	$12,665,389

NET ASSETS CONSIST OF:
Capital	$17,798,790
Accumulated net investment income (loss)	155,202
Accumulated net realized gains (losses) on investments	(7,524,034)
Net unrealized appreciation (depreciation) on investments	2,235,431

NET ASSETS	$12,665,389
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	550,276
Net Asset Value (offering and redemption price per share)	$23.02

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$600,935
Interest	295
Foreign tax withholding	(71,174)
TOTAL INVESTMENT INCOME	530,056

EXPENSES:
Advisory fees	167,329
Management services fees	22,310
Administration fees	9,001
Transfer agency fees	13,729
Administrative services fees	51,385
Distribution fees	55,776
Custody fees	27,148
Fund accounting fees	17,260
Trustee fees	441
Compliance services fees	151
Other fees	34,052
Total Gross Expenses before reductions	398,582
Expenses reduced and reimbursed by the Advisor	(23,728)
TOTAL NET EXPENSES	374,854
NET INVESTMENT INCOME (LOSS)	155,202

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(622,052)
Net realized gains (losses) on swap agreements	15,390
Change in net unrealized appreciation/depreciation on investments	(72,940)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(679,602)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(524,400)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 119

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$155,202	$43,074
Net realized gains (losses) on investments	(606,662)	(2,859,742)
Change in net unrealized appreciation/depreciation on investments	(72,940)	446,500
Change in net assets resulting from operations	(524,400)	(2,370,168)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(43,074)	(141,228)
Change in net assets resulting from distributions	(43,074)	(141,228)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	58,085,602	55,027,501
Dividends reinvested	43,074	141,228
Value of shares redeemed	(63,794,585)	(60,833,876)
Change in net assets resulting from capital transactions	(5,665,909)	(5,665,147)
Change in net assets	(6,233,383)	(8,176,543)

NET ASSETS:
Beginning of period	18,898,772	27,075,315
End of period	$12,665,389	$18,898,772
Accumulated net investment income (loss)	$155,202	$43,074

SHARE TRANSACTIONS:
Issued	2,354,746	2,246,769
Reinvested	1,761	5,711
Redeemed	(2,597,687)	(2,513,588)
Change in shares	(241,180)	(261,108)

See accompanying notes to financial statements.

120 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$23.88	$25.72	$24.36	$30.35	$28.13

Investment Activities:
Net investment income (loss)(a)	0.17	0.05	0.18	0.21	(0.02)
Net realized and unrealized gains (losses) on investments	(0.98)	(1.70)	1.43	(6.20)	2.71
Total income (loss) from investment activities	(0.81)	(1.65)	1.61	(5.99)	2.69

Distributions to Shareholders From:
Net investment income	(0.05)	(0.19)	(0.25)	—	—
Net realized gains on investments	—	—	—	—	(0.47)
Total distributions	(0.05)	(0.19)	(0.25)	—	(0.47)

Net Asset Value, End of Period	$23.02	$23.88	$25.72	$24.36	$30.35

Total Return	(3.42)%	(6.42)%	6.57%	(19.70)%	9.77%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.75%	1.80%	1.73%	1.68%
Net expenses	1.68%	1.68%	1.68%	1.64%	1.68%
Net investment income (loss)	0.70%	0.19%	0.71%	0.73%	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$12,665	$18,899	$27,075	$16,477	$51,835
Portfolio turnover rate(b)	176%	102%	55%	32%	35%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 121

ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2014, the Fund had a total return of 3.23%. For the same period, the Index had a total return of -4.49%(1), as measured in unhedged U.S. Dollar terms, or 8.58%(1) in local (Japanese Yen) terms and a volatility of 20.30%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by Nihon Keizai Shimbun, Inc.

During the year ended December 31, 2014, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from   December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Japan	3.23%	7.45%	2.83%
Nikkei 225 Stock Average - USD	-4.49%	6.80%	4.24%
Nikkei 225 Stock Average - Yen	8.58%	12.44%	5.79%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.78%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	27%
Industrial	23%
Consumer, Non-Cyclical	18%
Communications	11%
Technology	8%
Basic Materials	7%
Financial	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

122 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $11,593,019	$11,593,000	$11,593,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,593,000)		11,593,000
TOTAL INVESTMENT SECURITIES (Cost $11,593,000) — 98.0%		11,593,000
Net other assets (liabilities) — 2.0%		234,379
NET ASSETS — 100.0%		$11,827,379

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	135	3/13/15	$11,724,750	$(321,252)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 123

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$11,593,000
Repurchase agreements, at value	11,593,000
Total Investment Securities, at value	11,593,000
Cash	209
Segregated cash balances with brokers	580,325
Interest receivable	9
Receivable for capital shares issued	8,809
Prepaid expenses	65
TOTAL ASSETS	12,182,417

LIABILITIES:
Payable for capital shares redeemed	300,039
Variation margin on futures contracts	14,011
Advisory fees payable	8,143
Management services fees payable	1,086
Administration fees payable	424
Administrative services fees payable	5,408
Distribution fees payable	4,897
Transfer agency fees payable	678
Fund accounting fees payable	806
Compliance services fees payable	64
Other accrued expenses	19,482
TOTAL LIABILITIES	355,038
NET ASSETS	$11,827,379

NET ASSETS CONSIST OF:
Capital	$13,657,884
Accumulated net realized gains (losses) on investments	(1,509,253)
Net unrealized appreciation (depreciation) on investments	(321,252)
NET ASSETS	$11,827,379

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,144,747
Net Asset Value (offering and redemption price per share)	$10.33

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$2,613

EXPENSES:
Advisory fees	105,864
Management services fees	14,115
Administration fees	5,621
Transfer agency fees	8,605
Administrative services fees	41,763
Distribution fees	35,288
Custody fees	3,969
Fund accounting fees	10,544
Trustee fees	339
Compliance services fees	67
Printing fees	15,214
Other fees	7,930
Total Gross Expenses before reductions	249,319
Expenses reduced and reimbursed by the Advisor	(12,184)
TOTAL NET EXPENSES	237,135
NET INVESTMENT INCOME (LOSS)	(234,522)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	747,618
Change in net unrealized appreciation/depreciation on investments	(1,163,672)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(416,054)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(650,576)

See accompanying notes to financial statements.

124 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(234,522)	$(356,360)
Net realized gains (losses) on investments	747,618	6,837,577
Change in net unrealized appreciation/depreciation on investments	(1,163,672)	4,432
Change in net assets resulting from operations	(650,576)	6,485,649

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(6,168,037)	—
Change in net assets resulting from distributions	(6,168,037)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,208,016	87,135,429
Dividends reinvested	6,168,037	—
Value of shares redeemed	(39,677,845)	(81,683,388)
Change in net assets resulting from capital transactions	(4,301,792)	5,452,041
Change in net assets	(11,120,405)	11,937,690

NET ASSETS:
Beginning of period	22,947,784	11,010,094
End of period	$11,827,379	$22,947,784

SHARE TRANSACTIONS:
Issued	2,212,559	5,405,135
Reinvested	653,394	—
Redeemed	(2,935,610)	(5,054,121)
Change in shares	(69,657)	351,014

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 125

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$18.90	$12.75	$10.37	$12.73	$13.62

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.27)	(0.18)	(0.19)	(0.20)
Net realized and unrealized gains (losses) on investments	0.06 (b)	6.42	2.56	(2.17)	(0.69)
Total income (loss) from investment activities	(0.18)	6.15	2.38	(2.36)	(0.89)

Distributions to Shareholders From:
Net realized gains on investments	(8.39)	—	—	—	—

Net Asset Value, End of Period	$10.33	$18.90	$12.75	$10.37	$12.73

Total Return	3.23%	48.24%	22.95%	(18.54)%	(6.53)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.78%	1.82%	2.00%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$11,827	$22,948	$11,010	$7,291	$11,984
Portfolio turnover rate(c)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

126 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of 23.24%. For the same period, the Index had a total return of 13.69%(1) and a volatility of 11.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from   December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	23.24%	25.43%	6.43%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.79%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	7%
Swap Agreements	131%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.1%
Exxon Mobil Corp.	1.3%
Microsoft Corp.	1.3%
Google, Inc.	1.0%
Johnson & Johnson	1.0%

S&P 500 — Composition

% of Index
Consumer, Non-Cyclical	24%
Financial	17%
Technology	14%
Communications	11%
Industrial	10%
Consumer, Cyclical	10%
Energy	8%
Utilities	3%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraBull :: 127

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (59.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,404	$230,705
Abbott Laboratories (Pharmaceuticals)	3,321	149,511
AbbVie, Inc. (Pharmaceuticals)	3,510	229,694
Accenture PLC—Class A (Computers)	1,377	122,980
ACE, Ltd. (Insurance)	729	83,748
Actavis PLC* (Pharmaceuticals)	594	152,902
Adobe Systems, Inc.* (Software)	1,053	76,553
Aetna, Inc. (Healthcare-Services)	783	69,554
Affiliated Managers Group, Inc.* (Diversified Financial Services)	135	28,652
AFLAC, Inc. (Insurance)	999	61,029
Agilent Technologies, Inc. (Electronics)	729	29,845
AGL Resources, Inc. (Gas)	270	14,718
Air Products & Chemicals, Inc. (Chemicals)	432	62,307
Airgas, Inc. (Chemicals)	162	18,659
Akamai Technologies, Inc.* (Software)	405	25,499
Alcoa, Inc. (Mining)	2,592	40,928
Alexion Pharmaceuticals, Inc.* (Biotechnology)	432	79,933
Allegheny Technologies, Inc. (Iron/Steel)	243	8,449
Allegion PLC (Electronics)	216	11,979
Allergan, Inc. (Pharmaceuticals)	648	137,758
Alliance Data Systems Corp.* (Advertising)	135	38,617
Allstate Corp. (Insurance)	918	64,490
Altera Corp. (Semiconductors)	675	24,935
Altria Group, Inc. (Agriculture)	4,374	215,507
Amazon.com, Inc.* (Internet)	837	259,763
Ameren Corp. (Electric)	540	24,910
American Electric Power, Inc. (Electric)	1,080	65,578
American Express Co. (Diversified Financial Services)	1,971	183,383
American International Group, Inc. (Insurance)	3,105	173,911
American Tower Corp. (REIT)	864	85,407
Ameriprise Financial, Inc. (Diversified Financial Services)	405	53,561
AmerisourceBergen Corp. (Pharmaceuticals)	459	41,383
Ametek, Inc. (Electrical Components & Equipment)	540	28,420
Amgen, Inc. (Biotechnology)	1,674	266,651
Amphenol Corp.—Class A (Electronics)	675	36,322
Anadarko Petroleum Corp. (Oil & Gas)	1,107	91,328
Analog Devices, Inc. (Semiconductors)	675	37,476
Anthem, Inc. (Healthcare-Services)	594	74,648
Aon PLC (Insurance)	621	58,889
Apache Corp. (Oil & Gas)	837	52,455
Apartment Investment & Management Co.—Class A (REIT)	324	12,037
Apple Computer, Inc. (Computers)	12,960	1,430,525
Applied Materials, Inc. (Semiconductors)	2,700	67,284
Archer-Daniels-Midland Co. (Agriculture)	1,431	74,412
Assurant, Inc. (Insurance)	162	11,086
AT&T, Inc. (Telecommunications)	11,448	384,538
Autodesk, Inc.* (Software)	513	30,811
Automatic Data Processing, Inc. (Commercial Services)	1,053	87,789
AutoNation, Inc.* (Retail)	162	9,786
AutoZone, Inc.* (Retail)	81	50,148
Avago Technologies, Ltd. (Semiconductors)	567	57,035
AvalonBay Communities, Inc. (REIT)	297	48,527
Avery Dennison Corp. (Household Products/Wares)	189	9,805
Avon Products, Inc. (Cosmetics/Personal Care)	972	9,127
Baker Hughes, Inc. (Oil & Gas Services)	945	52,986
Ball Corp. (Packaging & Containers)	297	20,247
Bank of America Corp. (Banks)	23,220	415,406
Bank of New York Mellon Corp. (Banks)	2,484	100,776
Bard (C.R.), Inc. (Healthcare-Products)	162	26,992
Baxter International, Inc. (Healthcare-Products)	1,188	87,069
BB&T Corp. (Banks)	1,593	61,952
Becton, Dickinson & Co. (Healthcare-Products)	432	60,117
Bed Bath & Beyond, Inc.* (Retail)	405	30,849
Berkshire Hathaway, Inc.*—Class B (Insurance)	4,023	604,052
Best Buy Co., Inc. (Retail)	648	25,259
Biogen Idec, Inc.* (Biotechnology)	513	174,138
BlackRock, Inc. (Diversified Financial Services)	270	96,541
Boeing Co. (Aerospace/Defense)	1,458	189,510
BorgWarner, Inc. (Auto Parts & Equipment)	513	28,189
Boston Properties, Inc. (REIT)	351	45,170
Boston Scientific Corp.* (Healthcare-Products)	2,943	38,995
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,672	216,758
Broadcom Corp.—Class A (Semiconductors)	1,188	51,476
Brown-Forman Corp.—Class B (Beverages)	351	30,832
C.H. Robinson Worldwide, Inc. (Transportation)	324	24,264
CA, Inc. (Software)	702	21,376
Cablevision Systems Corp. NY—Class A (Media)	486	10,031
Cabot Oil & Gas Corp. (Oil & Gas)	918	27,182
Cameron International Corp.* (Oil & Gas Services)	432	21,578
Campbell Soup Co. (Food)	405	17,820
Capital One Financial Corp. (Banks)	1,215	100,298
Cardinal Health, Inc. (Pharmaceuticals)	729	58,852
CareFusion Corp.* (Healthcare-Products)	459	27,237
CarMax, Inc.* (Retail)	486	32,358
Carnival Corp.—Class A (Leisure Time)	999	45,284
Caterpillar, Inc. (Machinery-Construction & Mining)	1,350	123,566
CBRE Group, Inc.*—Class A (Real Estate)	621	21,269
CBS Corp.—Class B (Media)	1,053	58,273
Celgene Corp.* (Biotechnology)	1,755	196,314
CenterPoint Energy, Inc. (Gas)	945	22,141
CenturyLink, Inc. (Telecommunications)	1,269	50,227
Cerner Corp.* (Software)	675	43,646
CF Industries Holdings, Inc. (Chemicals)	108	29,434
Chesapeake Energy Corp. (Oil & Gas)	1,134	22,192
Chevron Corp. (Oil & Gas)	4,185	469,472
Chipotle Mexican Grill, Inc.* (Retail)	81	55,445
CIGNA Corp. (Healthcare-Services)	567	58,350
Cimarex Energy Co. (Oil & Gas)	189	20,034
Cincinnati Financial Corp. (Insurance)	324	16,793
Cintas Corp. (Commercial Services)	216	16,943
Cisco Systems, Inc. (Telecommunications)	11,286	313,920
Citigroup, Inc. (Banks)	6,696	362,321
Citrix Systems, Inc.* (Software)	351	22,394
Clorox Co. (Household Products/Wares)	297	30,950
CME Group, Inc. (Diversified Financial Services)	702	62,232
CMS Energy Corp. (Electric)	621	21,580
Coach, Inc. (Retail)	621	23,325
Coca-Cola Co. (Beverages)	8,721	368,200
Coca-Cola Enterprises, Inc. (Beverages)	486	21,491
Cognizant Technology Solutions Corp.* (Computers)	1,350	71,091

See accompanying notes to financial statements.

128 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares		Value
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,890		$130,769
Comcast Corp.—Class A (Media)	5,697		330,483
Comerica, Inc. (Banks)	405		18,970
Computer Sciences Corp. (Computers)	297		18,726
ConAgra Foods, Inc. (Food)	945		34,285
ConocoPhillips (Oil & Gas)	2,727		188,326
CONSOL Energy, Inc. (Coal)	513		17,345
Consolidated Edison, Inc. (Electric)	648		42,774
Constellation Brands, Inc.* (Beverages)	378		37,108
Corning, Inc. (Electronics)	2,835		65,007
Costco Wholesale Corp. (Retail)	972		137,781
Covidien PLC (Healthcare-Products)	999		102,178
Crown Castle International Corp. (REIT)	729		57,372
CSX Corp. (Transportation)	2,187		79,235
Cummins, Inc. (Machinery-Diversified)	378		54,496
CVS Caremark Corp. (Retail)	2,538		244,435
D.R. Horton, Inc. (Home Builders)	729		18,437
Danaher Corp. (Miscellaneous Manufacturing)	1,350		115,709
Darden Restaurants, Inc. (Retail)	297		17,413
DaVita, Inc.* (Healthcare-Services)	378		28,630
Deere & Co. (Machinery-Diversified)	783		69,272
Delphi Automotive PLC (Auto Parts & Equipment)	648		47,123
Delta Air Lines, Inc. (Airlines)	1,836		90,313
Denbury Resources, Inc. (Oil & Gas)	783		6,366
DENTSPLY International, Inc. (Healthcare-Products)	324		17,259
Devon Energy Corp. (Oil & Gas)	837		51,233
Diamond Offshore Drilling, Inc. (Oil & Gas)	135		4,956
DIRECTV*—Class A (Media)	1,107		95,977
Discover Financial Services (Diversified Financial Services)	999		65,425
Discovery Communications, Inc.*—Class C (Media)	594		20,030
Discovery Communications, Inc.*—Class A (Media)	324		11,162
Dollar General Corp.* (Retail)	675		47,723
Dollar Tree, Inc.* (Retail)	459		32,304
Dominion Resources, Inc. (Electric)	1,296		99,661
Dover Corp. (Miscellaneous Manufacturing)	378		27,110
Dr. Pepper Snapple Group, Inc. (Beverages)	432		30,966
DTE Energy Co. (Electric)	378		32,648
Duke Energy Corp. (Electric)	1,566		130,824
Dun & Bradstreet Corp. (Software)	81		9,798
E*TRADE Financial Corp.* (Diversified Financial Services)	648		15,717
E.I. du Pont de Nemours & Co. (Chemicals)	1,998		147,732
Eastman Chemical Co. (Chemicals)	324		24,579
Eaton Corp. (Miscellaneous Manufacturing)	1,053		71,562
eBay, Inc.* (Internet)	2,484		139,402
Ecolab, Inc. (Chemicals)	594		62,085
Edison International (Electric)	729		47,735
Edwards Lifesciences Corp.* (Healthcare-Products)	243		30,953
Electronic Arts, Inc.* (Software)	675		31,735
Eli Lilly & Co. (Pharmaceuticals)	2,160		149,018
EMC Corp. (Computers)	4,482		133,295
Emerson Electric Co. (Electrical Components & Equipment)	1,539		95,003
Ensco PLCADR—Class A (Oil & Gas)	513		15,364
Entergy Corp. (Electric)	405		35,429
EOG Resources, Inc. (Oil & Gas)	1,215		111,865
EQT Corp. (Oil & Gas)	324		24,527
Equifax, Inc. (Commercial Services)	270		21,835
Equity Residential (REIT)	810		58,190
Essex Property Trust, Inc. (REIT)	135		27,891
Exelon Corp. (Electric)	1,890		70,081
Expedia, Inc. (Internet)	216		18,438
Expeditors International of Washington, Inc. (Transportation)	432		19,272
Express Scripts Holding Co.* (Pharmaceuticals)	1,620		137,165
Exxon Mobil Corp. (Oil & Gas)	9,342		863,667
F5 Networks, Inc.* (Internet)	162		21,135
Facebook, Inc.*—Class A (Internet)	4,617		360,218
Family Dollar Stores, Inc. (Retail)	216		17,109
Fastenal Co. (Distribution/Wholesale)	594		28,251
FedEx Corp. (Transportation)	594		103,154
Fidelity National Information Services, Inc. (Software)	621		38,626
Fifth Third Bancorp (Banks)	1,809		36,858
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors)	162		7,224
FirstEnergy Corp. (Electric)	918		35,793
Fiserv, Inc.* (Software)	540		38,324
FLIR Systems, Inc. (Electronics)	324		10,468
Flowserve Corp. (Machinery-Diversified)	297		17,770
Fluor Corp. (Engineering & Construction)	351		21,281
FMC Corp. (Chemicals)	297		16,938
FMC Technologies, Inc.* (Oil & Gas Services)	513		24,029
Ford Motor Co. (Auto Manufacturers)	8,505		131,828
Fossil Group, Inc.* (Distribution/Wholesale)	108		11,960
Franklin Resources, Inc. (Diversified Financial Services)	864		47,840
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,295		53,611
Frontier Communications Corp. (Telecommunications)	2,214		14,767
GameStop Corp.—Class A (Retail)	243		8,213
Gannett Co., Inc. (Media)	486		15,518
Garmin, Ltd. (Electronics)	270		14,264
General Dynamics Corp. (Aerospace/Defense)	702		96,609
General Electric Co. (Miscellaneous Manufacturing)	22,194		560,841
General Growth Properties, Inc. (REIT)	1,377		38,735
General Mills, Inc. (Food)	1,323		70,556
General Motors Co. (Auto Manufacturers)	2,970		103,683
Genuine Parts Co. (Distribution/Wholesale)	351		37,406
Genworth Financial, Inc.*—Class A (Insurance)	1,107		9,410
Gilead Sciences, Inc.* (Biotechnology)	3,321		313,038
Google, Inc.*—Class C (Internet)	621		326,894
Google, Inc.*—Class A (Internet)	621		329,541
H & R Block, Inc. (Commercial Services)	621		20,915
Halliburton Co. (Oil & Gas Services)	1,863		73,272
Harley-Davidson, Inc. (Leisure Time)	486		32,032
Harman International Industries, Inc. (Home Furnishings)	162		17,287
Harris Corp. (Telecommunications)	243		17,452
Hartford Financial Services Group, Inc. (Insurance)	945		39,397
Hasbro, Inc. (Toys/Games/Hobbies)	243		13,363
HCP, Inc. (REIT)	1,026		45,175
Health Care REIT, Inc. (REIT)	729		55,163
Helmerich & Payne, Inc. (Oil & Gas)	243		16,383
Hess Corp. (Oil & Gas)	567		41,856
Hewlett-Packard Co. (Computers)	4,131		165,777
Honeywell International, Inc. (Electronics)	1,728		172,662
Hormel Foods Corp. (Food)	297		15,474
Hospira, Inc.* (Healthcare-Products)	378		23,153
Host Hotels & Resorts, Inc. (REIT)	1,674		39,791

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 129

Common Stocks, continued

	Shares	Value
Hudson City Bancorp, Inc. (Savings & Loans)	1,053	$10,656
Humana, Inc. (Healthcare-Services)	351	50,414
Huntington Bancshares, Inc. (Banks)	1,809	19,031
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	783	74,150
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	594	37,654
Integrys Energy Group, Inc. (Electric)	189	14,714
Intel Corp. (Semiconductors)	10,692	388,012
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	243	53,288
International Business Machines Corp. (Computers)	2,025	324,891
International Flavors & Fragrances, Inc. (Chemicals)	189	19,157
International Paper Co. (Forest Products & Paper)	945	50,634
Intuit, Inc. (Software)	621	57,250
Intuitive Surgical, Inc.* (Healthcare-Products)	81	42,844
Invesco, Ltd. (Diversified Financial Services)	945	37,346
Iron Mountain, Inc. (REIT)	405	15,657
J.P. Morgan Chase & Co. (Banks)	8,262	517,036
Jacobs Engineering Group, Inc.* (Engineering & Construction)	297	13,273
Johnson & Johnson (Pharmaceuticals)	6,183	646,556
Johnson Controls, Inc. (Auto Parts & Equipment)	1,485	71,785
Joy Global, Inc. (Machinery-Construction & Mining)	216	10,048
Juniper Networks, Inc. (Telecommunications)	837	18,682
Kansas City Southern Industries, Inc. (Transportation)	243	29,653
Kellogg Co. (Food)	567	37,104
Keurig Green Mountain, Inc. (Beverages)	270	35,747
KeyCorp (Banks)	1,917	26,646
Kimberly-Clark Corp. (Household Products/Wares)	810	93,588
Kimco Realty Corp. (REIT)	918	23,079
Kinder Morgan, Inc. (Pipelines)	3,753	158,789
KLA-Tencor Corp. (Semiconductors)	351	24,682
Kohls Corp. (Retail)	459	28,017
Kraft Foods Group, Inc. (Food)	1,296	81,207
Kroger Co. (Food)	1,080	69,347
L Brands, Inc. (Retail)	540	46,737
L-3 Communications Holdings, Inc. (Aerospace/Defense)	189	23,854
Laboratory Corp. of America Holdings* (Healthcare-Services)	189	20,393
Lam Research Corp. (Semiconductors)	351	27,848
Legg Mason, Inc. (Diversified Financial Services)	216	11,528
Leggett & Platt, Inc. (Home Furnishings)	297	12,655
Lennar Corp.—Class A (Home Builders)	405	18,148
Leucadia National Corp. (Holding Companies-Diversified)	702	15,739
Level 3 Communications, Inc.* (Telecommunications)	621	30,665
Lincoln National Corp. (Insurance)	567	32,699
Linear Technology Corp. (Semiconductors)	540	24,624
Lockheed Martin Corp. (Aerospace/Defense)	594	114,387
Loews Corp. (Insurance)	648	27,229
Lorillard, Inc. (Agriculture)	783	49,282
Lowe’s Cos., Inc. (Retail)	2,160	148,608
LyondellBasell Industries N.V.—Class A (Chemicals)	918	72,880
M&T Bank Corp. (Banks)	297	37,309
Macy’s, Inc. (Retail)	756	49,707
Mallinckrodt PLC* (Pharmaceuticals)	270	26,738
Marathon Oil Corp. (Oil & Gas)	1,485	42,011
Marathon Petroleum Corp. (Oil & Gas)	621	56,051
Marriott International, Inc.—Class A (Lodging)	459	35,836
Marsh & McLennan Cos., Inc. (Insurance)	1,188	68,001
Martin Marietta Materials (Building Materials)	135	14,893
Masco Corp. (Building Materials)	783	19,732
MasterCard, Inc.—Class A (Commercial Services)	2,160	186,105
Mattel, Inc. (Toys/Games/Hobbies)	756	23,394
McCormick & Co., Inc. (Food)	297	22,067
McDonald’s Corp. (Retail)	2,160	202,392
McGraw Hill Financial, Inc. (Commercial Services)	594	52,854
McKesson Corp. (Pharmaceuticals)	513	106,489
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	459	46,148
MeadWestvaco Corp. (Forest Products & Paper)	378	16,779
Medtronic, Inc. (Healthcare-Products)	2,187	157,901
Merck & Co., Inc. (Pharmaceuticals)	6,291	357,266
MetLife, Inc. (Insurance)	2,511	135,820
Michael Kors Holdings, Ltd.* (Apparel)	459	34,471
Microchip Technology, Inc. (Semiconductors)	432	19,488
Micron Technology, Inc.* (Semiconductors)	2,376	83,184
Microsoft Corp. (Software)	18,198	845,297
Mohawk Industries, Inc.* (Textiles)	135	20,974
Molson Coors Brewing Co.—Class B (Beverages)	351	26,157
Mondelez International, Inc.—Class A (Food)	3,699	134,366
Monsanto Co. (Chemicals)	1,080	129,028
Monster Beverage Corp.* (Beverages)	324	35,105
Moody’s Corp. (Commercial Services)	405	38,803
Morgan Stanley Dean Witter & Co. (Banks)	3,375	130,950
Motorola Solutions, Inc. (Telecommunications)	459	30,790
Murphy Oil Corp. (Oil & Gas)	378	19,097
Mylan Laboratories, Inc.* (Pharmaceuticals)	837	47,182
Nabors Industries, Ltd. (Oil & Gas)	648	8,411
NASDAQ Stock Market, Inc. (Diversified Financial Services)	270	12,949
National Oilwell Varco, Inc. (Oil & Gas Services)	945	61,926
Navient Corp. (Diversified Financial Services)	918	19,838
Neilsen Holdings N.V. (Media)	729	32,608
NetApp, Inc. (Computers)	702	29,098
Netflix, Inc.* (Internet)	135	46,117
Newell Rubbermaid, Inc. (Housewares)	594	22,625
Newfield Exploration Co.* (Oil & Gas)	297	8,055
Newmont Mining Corp. (Mining)	1,107	20,922
News Corp.*—Class A (Media)	1,107	17,369
NextEra Energy, Inc. (Electric)	972	103,314
NIKE, Inc.—Class B (Apparel)	1,539	147,975
NiSource, Inc. (Gas)	702	29,779
Noble Corp. (Oil & Gas)	567	9,395
Noble Energy, Inc. (Oil & Gas)	783	37,138
Nordstrom, Inc. (Retail)	324	25,722
Norfolk Southern Corp. (Transportation)	675	73,987
Northeast Utilities System (Electric)	702	37,571
Northern Trust Corp. (Banks)	486	32,756
Northrop Grumman Corp. (Aerospace/Defense)	459	67,652
NRG Energy, Inc. (Electric)	756	20,374
Nucor Corp. (Iron/Steel)	702	34,433
NVIDIA Corp. (Semiconductors)	1,134	22,737
Occidental Petroleum Corp. (Oil & Gas)	1,701	137,118
Omnicom Group, Inc. (Advertising)	540	41,834

See accompanying notes to financial statements.

130 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
ONEOK, Inc. (Pipelines)	459	$22,854
Oracle Corp. (Software)	7,155	321,760
O’Reilly Automotive, Inc.* (Retail)	216	41,606
Owens-Illinois, Inc.* (Packaging & Containers)	351	9,473
PACCAR, Inc. (Auto Manufacturers)	783	53,252
Pall Corp. (Miscellaneous Manufacturing)	243	24,594
Parker Hannifin Corp. (Miscellaneous Manufacturing)	324	41,780
Patterson Cos., Inc. (Healthcare-Products)	189	9,091
Paychex, Inc. (Software)	729	33,658
Pentair PLC (Miscellaneous Manufacturing)	405	26,900
People’s United Financial, Inc. (Savings & Loans)	675	10,247
Pepco Holdings, Inc. (Electric)	567	15,269
PepsiCo, Inc. (Beverages)	3,294	311,480
PerkinElmer, Inc. (Electronics)	243	10,626
Perrigo Co. PLC (Pharmaceuticals)	324	54,160
PetSmart, Inc. (Retail)	216	17,560
Pfizer, Inc. (Pharmaceuticals)	13,905	433,141
PG&E Corp. (Electric)	1,053	56,062
Philip Morris International, Inc. (Agriculture)	3,429	279,292
Phillips 66 (Oil & Gas)	1,215	87,116
Pinnacle West Capital Corp. (Electric)	243	16,599
Pioneer Natural Resources Co. (Oil & Gas)	324	48,227
Pitney Bowes, Inc. (Office/Business Equipment)	432	10,528
Plum Creek Timber Co., Inc. (REIT)	378	16,175
PNC Financial Services Group (Banks)	1,161	105,918
PPG Industries, Inc. (Chemicals)	297	68,652
PPL Corp. (Electric)	1,458	52,969
Praxair, Inc. (Chemicals)	648	83,955
Precision Castparts Corp. (Metal Fabricate/Hardware)	324	78,045
Priceline.com, Inc.* (Internet)	108	123,143
Principal Financial Group, Inc. (Insurance)	594	30,852
Procter & Gamble Co. (Cosmetics/Personal Care)	5,967	543,534
Progressive Corp. (Insurance)	1,188	32,064
Prologis, Inc. (REIT)	1,107	47,634
Prudential Financial, Inc. (Insurance)	999	90,370
Public Service Enterprise Group, Inc. (Electric)	1,107	45,841
Public Storage, Inc. (REIT)	324	59,891
PulteGroup, Inc. (Home Builders)	729	15,644
PVH Corp. (Retail)	189	24,224
QEP Resources, Inc. (Oil & Gas)	378	7,643
Qualcomm, Inc. (Semiconductors)	3,672	272,939
Quanta Services, Inc.* (Commercial Services)	486	13,798
Quest Diagnostics, Inc. (Healthcare-Services)	324	21,727
Ralph Lauren Corp. (Apparel)	135	24,997
Range Resources Corp. (Oil & Gas)	378	20,204
Raytheon Co. (Aerospace/Defense)	675	73,015
Red Hat, Inc.* (Software)	405	28,002
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	162	66,461
Regions Financial Corp. (Banks)	3,051	32,219
Republic Services, Inc. (Environmental Control)	567	22,822
Reynolds American, Inc. (Agriculture)	675	43,382
Robert Half International, Inc. (Commercial Services)	297	17,339
Rockwell Automation, Inc. (Machinery-Diversified)	297	33,026
Rockwell Collins, Inc. (Aerospace/Defense)	297	25,091
Roper Industries, Inc. (Machinery-Diversified)	216	33,772
Ross Stores, Inc. (Retail)	459	43,265
Royal Caribbean Cruises, Ltd. (Leisure Time)	378	31,159
Ryder System, Inc. (Transportation)	108	10,028
Safeway, Inc. (Food)	513	18,017
Salesforce.com, Inc.* (Software)	1,296	76,866
SanDisk Corp. (Computers)	486	47,618
SCANA Corp. (Electric)	324	19,570
Schlumberger, Ltd. (Oil & Gas Services)	2,835	242,137
Scripps Networks Interactive—Class A (Media)	216	16,258
Seagate Technology PLC (Computers)	729	48,479
Sealed Air Corp. (Packaging & Containers)	459	19,475
Sempra Energy (Gas)	513	57,128
Sherwin-Williams Co. (Chemicals)	189	49,715
Sigma-Aldrich Corp. (Chemicals)	270	37,063
Simon Property Group, Inc. (REIT)	675	122,924
Snap-on, Inc. (Hand/Machine Tools)	135	18,460
Southern Co. (Electric)	1,998	98,122
Southwest Airlines Co. (Airlines)	1,512	63,988
Southwestern Energy Co.* (Oil & Gas)	783	21,368
Spectra Energy Corp. (Pipelines)	1,485	53,906
St. Jude Medical, Inc. (Healthcare-Products)	621	40,384
Stanley Black & Decker, Inc. (Hand/Machine Tools)	351	33,724
Staples, Inc. (Retail)	1,404	25,440
Starbucks Corp. (Retail)	1,647	135,136
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	405	32,833
State Street Corp. (Banks)	918	72,063
Stericycle, Inc.* (Environmental Control)	189	24,774
Stryker Corp. (Healthcare-Products)	648	61,126
SunTrust Banks, Inc. (Banks)	1,161	48,646
Symantec Corp. (Internet)	1,512	38,790
Sysco Corp. (Food)	1,296	51,438
T. Rowe Price Group, Inc. (Diversified Financial Services)	567	48,683
Target Corp. (Retail)	1,404	106,578
TE Connectivity, Ltd. (Electronics)	891	56,356
TECO Energy, Inc. (Electric)	513	10,511
Tenet Healthcare Corp.* (Healthcare-Services)	216	10,945
Teradata Corp.* (Computers)	351	15,332
Tesoro Petroleum Corp. (Oil & Gas)	270	20,075
Texas Instruments, Inc. (Semiconductors)	2,322	124,146
Textron, Inc. (Miscellaneous Manufacturing)	621	26,150
The ADT Corp. (Commercial Services)	378	13,695
The AES Corp. (Electric)	1,458	20,077
The Charles Schwab Corp. (Diversified Financial Services)	2,538	76,622
The Chubb Corp. (Insurance)	513	53,080
The Dow Chemical Co. (Chemicals)	2,457	112,064
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	486	37,033
The Gap, Inc. (Retail)	594	25,013
The Goldman Sachs Group, Inc. (Banks)	891	172,703
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	594	16,971
The Hershey Co. (Food)	324	33,673
The Home Depot, Inc. (Retail)	2,916	306,094
The Interpublic Group of Cos., Inc. (Advertising)	918	19,067
The JM Smucker Co.—Class A (Food)	216	21,812
The Macerich Co. (REIT)	324	27,025
The Mosaic Co. (Chemicals)	702	32,046
The Travelers Cos., Inc. (Insurance)	729	77,165
The Williams Cos., Inc. (Pipelines)	1,485	66,736
Thermo Fisher Scientific, Inc. (Electronics)	891	111,634
Tiffany & Co. (Retail)	243	25,967
Time Warner Cable, Inc. (Media)	621	94,429
Time Warner, Inc. (Media)	1,863	159,137
TJX Cos., Inc. (Retail)	1,512	103,693

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 131

Common Stocks, continued

	Shares	Value
Torchmark Corp. (Insurance)	297	$16,088
Total System Services, Inc. (Commercial Services)	378	12,837
Tractor Supply Co. (Retail)	297	23,410
Transocean, Ltd. (Oil & Gas)	756	13,857
TripAdvisor, Inc.* (Internet)	243	18,142
Twenty-First Century Fox, Inc.—Class A (Media)	4,104	157,614
Tyco International PLC (Commercial Services)	918	40,263
Tyson Foods, Inc.—Class A (Food)	648	25,978
U.S. Bancorp (Banks)	3,942	177,193
Under Armour, Inc.*—Class A (Apparel)	378	25,666
Union Pacific Corp. (Transportation)	1,971	234,805
United Parcel Service, Inc.—Class B (Transportation)	1,539	171,091
United Rentals, Inc.* (Commercial Services)	216	22,034
United Technologies Corp. (Aerospace/Defense)	1,863	214,244
UnitedHealth Group, Inc. (Healthcare-Services)	2,133	215,625
Universal Health Services, Inc.—Class B (Healthcare-Services)	189	21,028
UnumProvident Corp. (Insurance)	567	19,777
Urban Outfitters, Inc.* (Retail)	216	7,588
V.F. Corp. (Apparel)	756	56,624
Valero Energy Corp. (Oil & Gas)	1,161	57,470
Varian Medical Systems, Inc.* (Healthcare-Products)	216	18,686
Ventas, Inc. (REIT)	648	46,462
VeriSign, Inc.* (Internet)	243	13,851
Verizon Communications, Inc. (Telecommunications)	9,180	429,441
Vertex Pharmaceuticals, Inc.* (Biotechnology)	540	64,152
Viacom, Inc.—Class B (Media)	810	60,953
Visa, Inc.—Class A (Diversified Financial Services)	1,080	283,176
Vornado Realty Trust (REIT)	378	44,494
Vulcan Materials Co. (Building Materials)	297	19,522
W.W. Grainger, Inc. (Distribution/Wholesale)	135	34,410
Walgreens Boots Alliance, Inc. (Retail)	1,917	146,075
Wal-Mart Stores, Inc. (Retail)	3,483	299,120
Walt Disney Co. (Media)	3,456	325,521
Waste Management, Inc. (Environmental Control)	945	48,497
Waters Corp.* (Electronics)	189	21,304
Wells Fargo & Co. (Banks)	10,422	571,333
Western Digital Corp. (Computers)	486	53,800
Western Union Co. (Commercial Services)	1,161	20,794
Weyerhaeuser Co. (REIT)	1,161	41,668
Whirlpool Corp. (Home Furnishings)	162	31,386
Whole Foods Market, Inc. (Food)	783	39,479
Windstream Holdings, Inc. (Telecommunications)	1,323	10,902
Wisconsin Energy Corp. (Electric)	486	25,632
Wyndham Worldwide Corp. (Lodging)	270	23,155
Wynn Resorts, Ltd. (Lodging)	189	28,116
Xcel Energy, Inc. (Electric)	1,107	39,763
Xerox Corp. (Office/Business Equipment)	2,376	32,931
Xilinx, Inc. (Semiconductors)	594	25,714
XL Group PLC (Insurance)	567	19,488
Xylem, Inc. (Machinery-Diversified)	405	15,418
Yahoo!, Inc.* (Internet)	1,944	98,191
YUM! Brands, Inc. (Retail)	972	70,810
Zimmer Holdings, Inc. (Healthcare-Products)	378	42,873
Zions Bancorp (Banks)	459	13,086
Zoetis, Inc. (Pharmaceuticals)	1,107	47,634
TOTAL COMMON STOCKS (Cost $34,780,475)		40,300,868

Repurchase Agreements(b)(c) (15.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $10,602,017	$10,602,000	$10,602,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,602,000)		10,602,000
TOTAL INVESTMENT SECURITIES (Cost $45,382,475)—75.6%		50,902,868
Net other assets (liabilities)—24.4%		16,414,625
NET ASSETS—100.0%		$67,317,493

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $4,805,000.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	48	3/23/15	$4,925,400	$117,958

See accompanying notes to financial statements.

132 :: ProFund VP UltraBull :: Financial Statements

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/15	0.84%	$17,662,676	$(194,415)
SPDR S&P 500 ETF	Goldman Sachs International	1/27/15	0.74%	9,917,203	(77,834)
				27,579,879	(272,249)

S&P 500	UBS AG	1/27/15	0.49%	43,924,101	(169,912)
SPDR S&P 500 ETF	UBS AG	1/27/15	0.49%	16,355,250	(98,554)
				60,279,351	(268,466)
				$87,859,230	$(540,715)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraBull invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$99,518	0.2%
Aerospace/Defense	804,362	1.2%
Agriculture	661,875	1.0%
Airlines	154,301	0.2%
Apparel	289,733	0.4%
Auto Manufacturers	288,763	0.5%
Auto Parts & Equipment	164,068	0.3%
Banks	3,053,474	4.6%
Beverages	897,086	1.3%
Biotechnology	1,160,687	1.7%
Building Materials	54,147	0.1%
Chemicals	966,294	1.4%
Coal	17,345	NM
Commercial Services	566,004	0.9%
Computers	2,461,612	3.8%
Cosmetics/Personal Care	720,463	1.1%
Distribution/Wholesale	112,027	0.2%
Diversified Financial Services	1,096,781	1.6%
Electric	1,183,401	1.8%
Electrical Components & Equipment	123,423	0.2%
Electronics	540,467	0.8%
Engineering & Construction	34,554	0.1%
Environmental Control	96,093	0.1%
Food	672,623	1.0%
Forest Products & Paper	67,413	0.1%
Gas	123,766	0.2%
Hand/Machine Tools	52,184	0.1%
Healthcare-Products	786,858	1.2%
Healthcare-Services	571,314	0.8%
Holding Companies-Diversified	15,739	NM
Home Builders	52,229	0.1%
Home Furnishings	61,328	0.1%
Household Products/Wares	134,343	0.2%
Housewares	22,625	NM
Insurance	1,725,438	2.5%
Internet	1,793,625	2.8%
Iron/Steel	42,882	0.1%
Leisure Time	108,475	0.2%
Lodging	119,940	0.2%
Machinery-Construction & Mining	133,614	0.2%
Machinery-Diversified	223,754	0.3%
Media	1,405,363	2.0%
Metal Fabricate/Hardware	78,045	0.1%
Mining	115,461	0.1%
Miscellaneous Manufacturing	1,237,155	1.9%
Office/Business Equipment	43,459	NM
Oil & Gas	2,600,442	3.8%
Oil & Gas Services	475,928	0.7%
Packaging & Containers	49,195	0.1%
Pharmaceuticals	3,038,355	4.5%
Pipelines	302,285	0.4%
Real Estate	21,269	NM
REIT	958,467	1.4%
Retail	2,634,910	3.8%
Savings & Loans	20,903	NM
Semiconductors	1,258,804	1.9%
Software	1,701,595	2.5%
Telecommunications	1,301,384	1.9%
Textiles	20,974	NM
Toys/Games/Hobbies	36,757	0.1%
Transportation	745,489	1.1%
Other**	27,016,625	40.1%
Total	$67,317,493	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 133

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$45,382,475
Securities, at value	40,300,868
Repurchase agreements, at value	10,602,000
Total Investment Securities, at value	50,902,868
Cash	119,555
Segregated cash balances with brokers	117,998
Dividends and interest receivable	39,197
Receivable for capital shares issued	39,390,099
Prepaid expenses	1,462
TOTAL ASSETS	90,571,179

LIABILITIES:
Payable for investments purchased	22,392,044
Payable for capital shares redeemed	177,844
Unrealized loss on swap agreements	540,715
Variation margin on futures contracts	52,200
Advisory fees payable	34,808
Management services fees payable	4,641
Administration fees payable	1,504
Administrative services fees payable	8,674
Distribution fees payable	12,951
Trustee fees payable	16
Transfer agency fees payable	2,408
Fund accounting fees payable	2,861
Compliance services fees payable	197
Other accrued expenses	22,823
TOTAL LIABILITIES	23,253,686
NET ASSETS	$67,317,493

NET ASSETS CONSIST OF:
Capital	$59,336,229
Accumulated net investment income (loss)	1,482
Accumulated net realized gains (losses) on investments	2,882,146
Net unrealized appreciation (depreciation) on investments	5,097,636
NET ASSETS	$67,317,493

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,080,222
Net Asset Value (offering and redemption price per share)	$16.50

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$370,660
Interest	2,331
Foreign tax withholding	(32)
TOTAL INVESTMENT INCOME	372,959

EXPENSES:
Advisory fees	215,067
Management services fees	28,675
Administration fees	11,554
Transfer agency fees	17,767
Administrative services fees	50,650
Distribution fees	71,689
Custody fees	61,104
Fund accounting fees	25,403
Trustee fees	601
Compliance services fees	301
Other fees	24,105
Recoupment of prior expenses reduced by the Advisor	4,250
Total Gross Expenses before reductions	511,166
Expenses reduced and reimbursed by the Advisor	(29,415)
TOTAL NET EXPENSES	481,751
NET INVESTMENT INCOME (LOSS)	(108,792)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,064,516
Net realized gains (losses) on futures contracts	643,115
Net realized gains (losses) on swap agreements	4,314,602
Change in net unrealized appreciation/depreciation on investments	52,424
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,074,657

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,965,865

See accompanying notes to financial statements.

134 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(108,792)	$(116,003)
Net realized gains (losses) on investments	6,022,233	11,201,500
Change in net unrealized appreciation/depreciation on investments	52,424	2,050,783
Change in net assets resulting from operations	5,965,865	13,136,280

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(10,596,009)	(2,264,733)
Change in net assets resulting from distributions	(10,596,009)	(2,264,733)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,227,515,331	873,381,949
Dividends reinvested	10,596,009	2,264,733
Value of shares redeemed	(1,201,920,614)	(870,011,350)
Change in net assets resulting from capital transactions	36,190,726	5,635,332
Change in net assets	31,560,582	16,506,879

NET ASSETS:
Beginning of period	35,756,911	19,250,032
End of period	$67,317,493	$35,756,911
Accumulated net investment income (loss)	$1,482	$1,417

SHARE TRANSACTIONS:
Issued	73,881,457	53,941,217
Reinvested	726,750	154,695
Redeemed	(72,349,512)	(53,708,391)
Change in shares	2,258,695	387,521

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 135

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$19.63	$13.42	$10.41	$11.74	$9.61

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.08)	(0.06)	(0.12)	(0.09)
Net realized and unrealized gains (losses) on investments	3.73	8.47	3.07	(0.31)	2.22
Total income (loss) from investment activities	3.67	8.39	3.01	(0.43)	2.13

Distributions to Shareholders From:
Net realized gains on investments	(6.80)	(2.18)	—	(0.84)	—
Return of capital	—	—	—	(0.06)	—
Total distributions	(6.80)	(2.18)	—	(0.90)	—
Net Asset Value, End of Period	$16.50	$19.63	$13.42	$10.41	$11.74

Total Return	23.24%	68.05%	28.91%	(4.83)%	22.16%
Ratios to Average Net Assets:
Gross expenses	1.78%	1.79%	1.84%	1.68%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.38)%	(0.50)%	(0.45)%	(1.01)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$67,317	$35,757	$19,250	$26,716	$22,903
Portfolio turnover rate(b)	2,750%	1,884%	1,571%	3%	1,329%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

136 :: ProFund VP UltraMid-Cap :: Management Discussion of Fund Performance

ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of 15.34%. For the same period, the Index had a total return of 9.77%(1) and a volatility of 13.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*            The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP UltraMid-Cap	15.34%	27.50%	9.65%
S&P MidCap 400	9.77%	16.54%	9.71%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.76%	1.68%

**     Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Futures Contracts	4%
Swap Agreements	143%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	0.5%
Equinix, Inc.	0.4%
Henry Schein, Inc.	0.4%
Advance Auto Parts, Inc.	0.4%
Hanesbrands, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	23%
Industrial	19%
Consumer, Non-Cyclical	17%
Consumer, Cyclical	13%
Technology	10%
Utilities	5%
Basic Materials	5%
Energy	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraMid-Cap :: 137

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (53.6%)

	Shares	Value
3D Systems Corp.* (Computers)	1,140	$37,472
Aaron’s, Inc. (Commercial Services)	684	20,910
Abercrombie & Fitch Co.—Class A (Retail)	760	21,766
ACI Worldwide, Inc.* (Software)	1,216	24,527
Acuity Brands, Inc. (Electrical Components & Equipment)	456	63,872
Acxiom Corp.* (Software)	836	16,946
Advance Auto Parts, Inc. (Retail)	760	121,052
Advanced Micro Devices, Inc.* (Semiconductors)	6,688	17,857
Advent Software, Inc. (Software)	456	13,972
Aecom Technology Corp.* (Engineering & Construction)	1,596	48,470
AGCO Corp. (Machinery-Diversified)	912	41,222
Alaska Air Group, Inc. (Airlines)	1,368	81,752
Albemarle Corp. (Chemicals)	836	50,269
Alexander & Baldwin, Inc. (Real Estate)	456	17,903
Alexandria Real Estate Equities, Inc. (REIT)	760	67,442
Align Technology, Inc.* (Healthcare-Products)	760	42,492
Alleghany Corp.* (Insurance)	152	70,452
Alliant Energy Corp. (Electric)	1,140	75,719
Alliant Techsystems, Inc. (Aerospace/Defense)	304	35,340
Allscripts Healthcare Solutions, Inc.* (Software)	1,824	23,292
AMC Networks, Inc.*—Class A (Media)	608	38,773
American Campus Communities, Inc. (REIT)	1,140	47,150
American Eagle Outfitters, Inc. (Retail)	1,824	25,317
American Financial Group, Inc. (Insurance)	760	46,147
ANN, Inc.* (Retail)	456	16,635
ANSYS, Inc.* (Software)	988	81,015
AOL, Inc.* (Internet)	836	38,598
Apollo Group, Inc.*—Class A (Commercial Services)	988	33,701
AptarGroup, Inc. (Miscellaneous Manufacturing)	684	45,719
Aqua America, Inc. (Water)	1,900	50,730
ARRIS Group, Inc.* (Telecommunications)	1,368	41,300
Arrow Electronics, Inc.* (Electronics)	1,064	61,595
Arthur J. Gallagher & Co. (Insurance)	1,748	82,295
Ascena Retail Group, Inc.* (Retail)	1,368	17,182
Ashland, Inc. (Chemicals)	684	81,916
Aspen Insurance Holdings, Ltd. (Insurance)	684	29,939
Associated Banc-Corp. (Banks)	1,596	29,733
Astoria Financial Corp. (Savings & Loans)	912	12,184
Atmel Corp.* (Semiconductors)	4,408	37,005
Atmos Energy Corp. (Gas)	1,064	59,307
Atwood Oceanics, Inc.* (Oil & Gas)	608	17,249
Avnet, Inc. (Electronics)	1,444	62,121
BancorpSouth, Inc. (Banks)	912	20,529
Bank of Hawaii Corp. (Banks)	456	27,045
BE Aerospace, Inc.* (Aerospace/Defense)	1,140	66,143
Belden, Inc. (Electrical Components & Equipment)	456	35,937
Bemis Co., Inc. (Packaging & Containers)	1,064	48,103
Big Lots, Inc. (Retail)	532	21,291
BioMed Realty Trust, Inc. (REIT)	2,128	45,837
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	228	27,488
Bio-Techne Corp. (Biotechnology)	380	35,112
Black Hills Corp. (Electric)	456	24,186
Brinker International, Inc. (Retail)	684	40,144
Broadridge Financial Solutions, Inc. (Software)	1,292	59,665
Brown & Brown, Inc. (Insurance)	1,216	40,019
Brunswick Corp. (Leisure Time)	988	50,645
Cabela’s, Inc.* (Retail)	532	28,042
Cabot Corp. (Chemicals)	684	30,000
Cadence Design Systems, Inc.* (Computers)	3,116	59,110
California Resources Corp.* (Oil & Gas)	3,268	18,007
Camden Property Trust (REIT)	912	67,342
CARBO Ceramics, Inc. (Oil & Gas Services)	228	9,131
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	684	61,724
Carpenter Technology Corp. (Iron/Steel)	532	26,201
Carter’s, Inc. (Apparel)	532	46,449
Cathay Bancorp, Inc. (Banks)	760	19,448
CBOE Holdings, Inc. (Diversified Financial Services)	912	57,839
CDK Global, Inc. (Software)	1,672	68,151
Centene Corp.* (Healthcare-Services)	608	63,141
Charles River Laboratories International, Inc.* (Biotechnology)	532	33,856
Chico’s FAS, Inc. (Retail)	1,596	25,871
Church & Dwight, Inc. (Household Products/Wares)	1,444	113,802
Ciena Corp.* (Telecommunications)	1,140	22,127
Cinemark Holdings, Inc. (Entertainment)	1,140	40,561
City National Corp. (Banks)	532	42,991
Clarcor, Inc. (Miscellaneous Manufacturing)	532	35,452
Clean Harbors, Inc.* (Environmental Control)	608	29,214
Cleco Corp. (Electric)	608	33,160
Cliffs Natural Resources, Inc. (Iron/Steel)	1,596	11,395
Cognex Corp.* (Machinery-Diversified)	912	37,693
Commerce Bancshares, Inc. (Banks)	912	39,663
Commercial Metals Co. (Iron/Steel)	1,216	19,809
Community Health Systems, Inc.* (Healthcare-Services)	1,216	65,567
CommVault Systems, Inc.* (Software)	456	23,571
Compass Minerals International, Inc. (Mining)	380	32,995
Convergys Corp. (Computers)	1,064	21,674
Con-way, Inc. (Transportation)	608	29,901
Copart, Inc.* (Retail)	1,216	44,372
CoreLogic, Inc.* (Diversified Financial Services)	988	31,211
Corporate Office Properties Trust (REIT)	988	28,030
Corrections Corp. of America (REIT)	1,216	44,189
Covance, Inc.* (Healthcare-Services)	608	63,135
Crane Co. (Miscellaneous Manufacturing)	532	31,228
Cree, Inc.* (Semiconductors)	1,292	41,628
CST Brands, Inc. (Retail)	836	36,458
Cubist Pharmaceuticals, Inc.* (Biotechnology)	836	84,143
Cullen/Frost Bankers, Inc. (Banks)	608	42,949
Cypress Semiconductor Corp. (Semiconductors)	1,596	22,791
Cytec Industries, Inc. (Chemicals)	760	35,089
Dean Foods Co. (Food)	988	19,147
Deckers Outdoor Corp.* (Apparel)	380	34,595
Deluxe Corp. (Commercial Services)	532	33,117
DeVry, Inc. (Commercial Services)	608	28,862
Dick’s Sporting Goods, Inc. (Retail)	1,064	52,828
Diebold, Inc. (Computers)	684	23,694
Domino’s Pizza, Inc. (Retail)	608	57,255
Domtar Corp. (Forest Products & Paper)	684	27,510
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,368	52,846

See accompanying notes to financial statements.

138 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	760	$16,971
Dresser-Rand Group, Inc.* (Oil & Gas Services)	836	68,386
Dril-Quip, Inc.* (Oil & Gas Services)	456	34,989
DST Systems, Inc. (Computers)	304	28,622
Duke Realty Corp. (REIT)	3,648	73,690
Eagle Materials, Inc. (Building Materials)	532	40,448
East West Bancorp, Inc. (Banks)	1,520	58,839
Eaton Vance Corp. (Diversified Financial Services)	1,292	52,882
Endo International PLC* (Pharmaceuticals)	1,596	115,104
Energen Corp. (Oil & Gas)	760	48,458
Energizer Holdings, Inc. (Electrical Components & Equipment)	684	87,935
Equinix, Inc. (Internet)	608	137,852
Equity One, Inc. (REIT)	836	21,201
Esterline Technologies Corp.* (Aerospace/Defense)	304	33,343
Everest Re Group, Ltd. (Insurance)	456	77,657
Exelis, Inc. (Aerospace/Defense)	1,976	34,639
Extra Space Storage, Inc. (REIT)	1,140	66,850
FactSet Research Systems, Inc. (Media)	380	53,485
Fair Isaac Corp. (Software)	304	21,979
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,292	21,809
Federal Realty Investment Trust (REIT)	760	101,430
Federated Investors, Inc.—Class B (Diversified Financial Services)	988	32,535
FEI Co. (Electronics)	456	41,200
First American Financial Corp. (Insurance)	1,140	38,646
First Horizon National Corp. (Banks)	2,508	34,059
First Niagara Financial Group, Inc. (Savings & Loans)	3,724	31,393
FirstMerit Corp. (Banks)	1,748	33,020
Flowers Foods, Inc. (Food)	1,976	37,919
Foot Locker, Inc. (Retail)	1,520	85,394
Fortinet, Inc.* (Telecommunications)	1,444	44,273
Fortune Brands Home & Security, Inc. (Building Materials)	1,672	75,691
FTI Consulting, Inc.* (Commercial Services)	456	17,615
Fulton Financial Corp. (Banks)	1,976	24,423
Gartner Group, Inc.* (Commercial Services)	912	76,800
GATX Corp. (Trucking & Leasing)	456	26,238
Genesee & Wyoming, Inc.*—Class A (Transportation)	532	47,837
Gentex Corp. (Electronics)	1,520	54,918
Global Payments, Inc. (Commercial Services)	684	55,219
Graco, Inc. (Machinery-Diversified)	608	48,749
Graham Holdings Co.—Class B (Commercial Services)	76	65,642
Granite Construction, Inc. (Engineering & Construction)	380	14,448
Great Plains Energy, Inc. (Electric)	1,596	45,342
Greif, Inc.—Class A (Packaging & Containers)	380	17,947
GUESS?, Inc. (Retail)	684	14,419
Gulfport Energy Corp.* (Oil & Gas)	912	38,066
Halyard Health, Inc.* (Healthcare-Products)	456	20,734
Hancock Holding Co. (Banks)	836	25,665
Hanesbrands, Inc. (Apparel)	1,064	118,764
Hanover Insurance Group, Inc. (Insurance)	456	32,522
Harsco Corp. (Miscellaneous Manufacturing)	836	15,792
Hawaiian Electric Industries, Inc. (Electric)	1,064	35,623
HCC Insurance Holdings, Inc. (Insurance)	1,064	56,945
Health Net, Inc.* (Healthcare-Services)	836	44,751
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,064	23,089
Henry Schein, Inc.* (Healthcare-Products)	912	124,168
Herman Miller, Inc. (Office Furnishings)	608	17,893
Highwoods Properties, Inc. (REIT)	988	43,749
Hill-Rom Holdings, Inc. (Healthcare-Products)	608	27,737
HMS Holdings Corp.* (Commercial Services)	912	19,280
HNI Corp. (Office Furnishings)	456	23,284
HollyFrontier Corp. (Oil & Gas)	2,052	76,909
Hologic, Inc.* (Healthcare-Products)	2,584	69,096
Home Properties, Inc. (REIT)	608	39,885
Hospitality Properties Trust (REIT)	1,596	49,476
HSN, Inc. (Retail)	380	28,880
Hubbell, Inc.—Class B (Electrical Components & Equipment)	608	64,953
Huntington Ingalls Industries, Inc. (Shipbuilding)	532	59,829
IDACORP, Inc. (Electric)	532	35,213
IDEX Corp. (Machinery-Diversified)	836	65,074
IDEXX Laboratories, Inc.* (Healthcare-Products)	532	78,880
Informatica Corp.* (Software)	1,140	43,474
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,672	46,214
Ingredion, Inc. (Food)	760	64,478
Integrated Device Technology, Inc.* (Semiconductors)	1,596	31,282
InterDigital, Inc. (Telecommunications)	380	20,102
International Bancshares Corp. (Banks)	608	16,136
International Game Technology (Entertainment)	2,660	45,885
International Rectifier Corp.* (Semiconductors)	760	30,324
International Speedway Corp.—Class A (Entertainment)	304	9,622
Intersil Corp.—Class A (Semiconductors)	1,368	19,795
IPG Photonics Corp.* (Semiconductors)	380	28,470
Itron, Inc.* (Electronics)	380	16,070
ITT Corp. (Miscellaneous Manufacturing)	988	39,974
J.B. Hunt Transport Services, Inc. (Transportation)	988	83,240
J.C. Penney Co., Inc.* (Retail)	3,268	21,177
Jabil Circuit, Inc. (Electronics)	2,052	44,795
Jack Henry & Associates, Inc. (Computers)	836	51,949
Janus Capital Group, Inc. (Diversified Financial Services)	1,596	25,743
Jarden Corp.* (Leisure Time)	1,900	90,972
JDS Uniphase Corp.* (Telecommunications)	2,432	33,367
JetBlue Airways Corp.* (Airlines)	2,584	40,982
John Wiley & Sons, Inc. (Media)	532	31,515
Jones Lang LaSalle, Inc. (Real Estate)	456	68,368
Kate Spade & Co.* (Retail)	1,368	43,789
KB Home (Home Builders)	988	16,351
KBR, Inc. (Engineering & Construction)	1,520	25,764
Kemper Corp. (Insurance)	532	19,211
Kennametal, Inc. (Hand/Machine Tools)	836	29,920
Keysight Technologies, Inc.* (Electrical Components & Equipment)	1,748	59,030
Kilroy Realty Corp. (REIT)	912	62,992
Kirby Corp.* (Transportation)	608	49,090
KLX, Inc.* (Aerospace/Defense)	532	21,945
Knowles Corp.* (Electronics)	912	21,478
Lamar Advertising Co.—Class A (Advertising)	836	44,843
Lancaster Colony Corp. (Food)	228	21,350
Landstar System, Inc. (Transportation)	456	33,074
LaSalle Hotel Properties (REIT)	1,216	49,212
Leidos Holdings, Inc. (Computers)	684	29,768

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 139

Common Stocks, continued

	Shares	Value
Lennox International, Inc. (Building Materials)	456	$43,352
Lexmark International, Inc.—Class A (Computers)	684	28,229
Liberty Property Trust (REIT)	1,596	60,057
Life Time Fitness, Inc.* (Leisure Time)	380	21,516
LifePoint Hospitals, Inc.* (Healthcare-Services)	456	32,791
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	836	57,760
Live Nation, Inc.* (Commercial Services)	1,520	39,687
LKQ Corp.* (Distribution/Wholesale)	3,192	89,759
Louisiana-Pacific Corp.* (Building Materials)	1,520	25,171
M.D.C. Holdings, Inc. (Home Builders)	380	10,059
Mack-Cali Realty Corp. (REIT)	912	17,383
Manpower, Inc. (Commercial Services)	836	56,991
MDU Resources Group, Inc. (Electric)	2,052	48,222
Mednax, Inc.* (Healthcare-Services)	1,064	70,341
Mentor Graphics Corp. (Computers)	1,064	23,323
Mercury General Corp. (Insurance)	380	21,535
Meredith Corp. (Media)	380	20,642
Mettler Toledo International, Inc.* (Electronics)	304	91,948
Mid-America Apartment Communities, Inc. (REIT)	836	62,432
Minerals Technologies, Inc. (Chemicals)	380	26,391
MSA Safety, Inc. (Environmental Control)	304	16,139
MSC Industrial Direct Co.—Class A (Retail)	532	43,225
MSCI, Inc.—Class A (Software)	1,216	57,687
Murphy USA, Inc.* (Oil & Gas)	456	31,400
National Fuel Gas Co. (Gas)	912	63,411
National Instruments Corp. (Electronics)	1,064	33,080
National Retail Properties, Inc. (REIT)	1,368	53,858
NCR Corp.* (Computers)	1,824	53,151
NeuStar, Inc.*—Class A (Telecommunications)	608	16,902
New York Community Bancorp (Savings & Loans)	4,712	75,392
NewMarket Corp. (Chemicals)	76	30,668
Nordson Corp. (Machinery-Diversified)	608	47,400
NOW, Inc.* (Oil & Gas Services)	1,140	29,332
NVR, Inc.* (Home Builders)	76	96,925
Oceaneering International, Inc. (Oil & Gas Services)	1,140	67,043
Office Depot, Inc.* (Retail)	5,168	44,316
OGE Energy Corp. (Electric)	2,128	75,501
Oil States International, Inc.* (Oil & Gas Services)	532	26,015
Old Dominion Freight Line, Inc.* (Transportation)	684	53,106
Old Republic International Corp. (Insurance)	2,584	37,804
Olin Corp. (Chemicals)	836	19,036
OMEGA Healthcare Investors, Inc. (REIT)	1,368	53,448
Omnicare, Inc. (Pharmaceuticals)	1,064	77,598
ONE Gas, Inc. (Gas)	532	21,929
Oshkosh Truck Corp. (Auto Manufacturers)	836	40,671
Owens & Minor, Inc. (Pharmaceuticals)	684	24,015
Packaging Corp. of America (Packaging & Containers)	1,064	83,045
PacWest Bancorp (Banks)	1,064	48,369
Panera Bread Co.*—Class A (Retail)	304	53,139
Patterson-UTI Energy, Inc. (Oil & Gas)	1,520	25,217
Peabody Energy Corp. (Coal)	2,888	22,353
Plantronics, Inc. (Telecommunications)	456	24,177
PNM Resources, Inc. (Electric)	836	24,771
Polaris Industries, Inc. (Leisure Time)	684	103,447
Polycom, Inc.* (Telecommunications)	1,444	19,494
PolyOne Corp. (Chemicals)	988	37,455
Post Holdings, Inc.* (Food)	456	19,102
Potlatch Corp. (REIT)	456	19,093
Primerica, Inc. (Insurance)	532	28,866
Prosperity Bancshares, Inc. (Banks)	608	33,659
Protective Life Corp. (Insurance)	836	58,227
PTC, Inc.* (Software)	1,216	44,566
Questar Corp. (Gas)	1,824	46,111
R.R. Donnelley & Sons Co. (Commercial Services)	2,128	35,761
Rackspace Hosting, Inc.* (Software)	1,292	60,478
Raymond James Financial Corp. (Diversified Financial Services)	1,368	78,372
Rayonier, Inc. (REIT)	1,368	38,222
Realty Income Corp. (REIT)	2,356	112,404
Regal-Beloit Corp. (Hand/Machine Tools)	456	34,291
Regency Centers Corp. (REIT)	988	63,015
Reinsurance Group of America, Inc. (Insurance)	760	66,591
Reliance Steel & Aluminum Co. (Iron/Steel)	836	51,222
RenaissanceRe Holdings (Insurance)	380	36,944
Rent-A-Center, Inc. (Commercial Services)	532	19,322
ResMed, Inc. (Healthcare-Products)	1,444	80,951
RF Micro Devices, Inc.* (Telecommunications)	6,232	103,390
Riverbed Technology, Inc.* (Computers)	1,672	34,126
Rock-Tenn Co.—Class A (Packaging & Containers)	1,520	92,690
Rollins, Inc. (Commercial Services)	684	22,640
Rosetta Resources, Inc.* (Oil & Gas)	684	15,260
Rovi Corp.* (Semiconductors)	988	22,319
Rowan Cos. PLC—Class A (Oil & Gas)	1,292	30,129
Royal Gold, Inc. (Mining)	684	42,887
RPM, Inc. (Chemicals)	1,444	73,225
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	684	78,619
Science Applications International Corp. (Computers)	456	22,586
SEI Investments Co. (Commercial Services)	1,368	54,775
Semtech Corp.* (Semiconductors)	684	18,858
Senior Housing Properties Trust (REIT)	2,128	47,050
Sensient Technologies Corp. (Chemicals)	532	32,101
Service Corp. International (Commercial Services)	2,204	50,031
Signature Bank* (Banks)	532	67,012
Signet Jewelers, Ltd. (Retail)	836	109,992
Silgan Holdings, Inc. (Packaging & Containers)	456	24,442
Silicon Laboratories, Inc.* (Semiconductors)	456	21,715
Sirona Dental Systems, Inc.* (Healthcare-Products)	608	53,121
Skyworks Solutions, Inc. (Semiconductors)	2,052	149,200
SL Green Realty Corp. (REIT)	988	117,591
SLM Corp. (Diversified Financial Services)	4,484	45,692
SM Energy Co. (Oil & Gas)	684	26,389
Smith Corp. (Miscellaneous Manufacturing)	760	42,872
SolarWinds, Inc.* (Software)	684	34,084
Solera Holdings, Inc. (Software)	760	38,897
Sonoco Products Co. (Packaging & Containers)	1,064	46,497
Sotheby’s—Class A (Commercial Services)	684	29,535
SPX Corp. (Miscellaneous Manufacturing)	456	39,180
StanCorp Financial Group, Inc. (Insurance)	456	31,856
Steel Dynamics, Inc. (Iron/Steel)	2,584	51,008
STERIS Corp. (Healthcare-Products)	608	39,429
SunEdison, Inc.* (Semiconductors)	2,660	51,896
Superior Energy Services, Inc. (Oil & Gas Services)	1,596	32,159
SUPERVALU, Inc.* (Food)	2,204	21,379
SVB Financial Group* (Banks)	532	61,749
Synopsys, Inc.* (Computers)	1,672	72,681
Synovus Financial Corp. (Banks)	1,444	39,118

See accompanying notes to financial statements.

140 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Tanger Factory Outlet Centers, Inc. (REIT)	988	$36,516
Taubman Centers, Inc. (REIT)	684	52,271
TCF Financial Corp. (Banks)	1,748	27,776
Tech Data Corp.* (Electronics)	380	24,027
Teleflex, Inc. (Healthcare-Products)	456	52,358
Telephone & Data Systems, Inc. (Telecommunications)	1,064	26,866
Tempur-Pedic International, Inc.* (Home Furnishings)	684	37,558
Teradyne, Inc. (Semiconductors)	2,280	45,121
Terex Corp. (Machinery-Construction & Mining)	1,140	31,783
The Cheesecake Factory, Inc. (Retail)	456	22,941
The Cooper Cos., Inc. (Healthcare-Products)	532	86,231
The Corporate Executive Board Co. (Commercial Services)	380	27,561
The Hain Celestial Group, Inc.* (Food)	1,064	62,020
The New York Times Co.—Class A (Media)	1,368	18,085
The Scotts Miracle-Gro Co.—Class A (Housewares)	456	28,418
The Timken Co. (Metal Fabricate/Hardware)	760	32,437
The Ultimate Software Group, Inc.* (Software)	304	44,632
The Valspar Corp. (Chemicals)	836	72,297
The Wendy’s Co. (Retail)	2,888	26,079
Thor Industries, Inc. (Home Builders)	456	25,477
Thoratec Corp.* (Healthcare-Products)	608	19,736
Tidewater, Inc. (Transportation)	532	17,242
Time, Inc. (Media)	1,140	28,055
TimkenSteel Corp. (Metal Fabricate/Hardware)	380	14,071
Toll Brothers, Inc.* (Home Builders)	1,748	59,904
Tootsie Roll Industries, Inc. (Food)	228	6,988
Towers Watson & Co.—Class A (Commercial Services)	760	86,009
TreeHouse Foods, Inc.* (Food)	456	39,002
Trimble Navigation, Ltd.* (Electronics)	2,736	72,613
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,672	46,833
Triumph Group, Inc. (Aerospace/Defense)	532	35,761
Trustmark Corp. (Banks)	684	16,785
Tupperware Corp. (Housewares)	532	33,516
Tyler Technologies, Inc.* (Software)	380	41,587
UDR, Inc. (REIT)	2,736	84,324
UGI Corp. (Gas)	1,824	69,276
Umpqua Holdings Corp. (Banks)	2,280	38,783
Unit Corp.* (Oil & Gas)	456	15,550
United Natural Foods, Inc.* (Food)	532	41,137
United States Steel Corp. (Iron/Steel)	1,520	40,645
United Therapeutics Corp.* (Biotechnology)	532	68,889
Valley National Bancorp (Banks)	2,356	22,877
Valmont Industries, Inc. (Metal Fabricate/Hardware)	228	28,956
VCA Antech, Inc.* (Pharmaceuticals)	912	44,478
Vectren Corp. (Gas)	912	42,162
VeriFone Systems, Inc.* (Computers)	1,216	45,235
Vishay Intertechnology, Inc. (Electronics)	1,444	20,433
W.R. Berkley Corp. (Insurance)	1,064	54,541
Wabtec Corp. (Machinery-Diversified)	988	85,848
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	912	45,436
Washington Federal, Inc. (Savings & Loans)	1,064	23,568
Washington Prime Group, Inc. (REIT)	1,672	28,792
Waste Connections, Inc. (Environmental Control)	1,292	56,835
Watsco, Inc. (Distribution/Wholesale)	304	32,528
Webster Financial Corp. (Banks)	988	32,140
Weingarten Realty Investors (REIT)	1,216	42,463
WellCare Health Plans, Inc.* (Healthcare-Services)	456	37,419
Werner Enterprises, Inc. (Transportation)	456	14,204
Westar Energy, Inc. (Electric)	1,368	56,416
Western Refining, Inc. (Oil & Gas)	760	28,713
WEX, Inc.* (Commercial Services)	380	37,590
WGL Holdings, Inc. (Gas)	532	29,058
Whitewave Foods Co.* (Food)	1,824	63,822
Williams-Sonoma, Inc. (Retail)	912	69,020
Woodward, Inc. (Electronics)	608	29,932
World Fuel Services Corp. (Retail)	760	35,667
Worthington Industries, Inc. (Iron/Steel)	532	16,008
WPX Energy, Inc.* (Oil & Gas)	2,128	24,749
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	532	41,182
TOTAL COMMON STOCKS (Cost $10,541,672)		17,408,467

Repurchase Agreements(a)(b) (40.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $13,073,021	$13,073,000	$13,073,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,073,000)		13,073,000
TOTAL INVESTMENT SECURITIES (Cost $23,614,672)—93.9%		30,481,467
Net other assets (liabilities)—6.1%		1,970,069
NET ASSETS—100.0%		$32,451,536

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $5,666,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	8	3/23/15	$1,159,040	$30,226

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 141

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/15	0.54%	$11,701,151	$(174,197)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	1/27/15	0.29%	6,224,616	(90,663)
				17,925,767	(264,860)
S&P MidCap 400	UBS AG	1/27/15	0.44%	19,276,053	(230,876)
SPDR S&P MidCap 400 ETF	UBS AG	1/27/15	0.44%	9,064,755	(90,930)
				28,340,808	(321,806)
				$46,266,575	$(586,666)

^      Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2014:

		% of
	Value	Net Assets
Advertising	$44,843	0.1%
Aerospace/Defense	227,171	0.7%
Airlines	122,734	0.4%
Apparel	199,808	0.6%
Auto Manufacturers	40,671	0.1%
Banks	802,768	2.5%
Biotechnology	249,488	0.8%
Building Materials	184,662	0.5%
Chemicals	488,447	1.5%
Coal	22,353	0.1%
Commercial Services	811,048	2.6%
Computers	531,620	1.7%
Distribution/Wholesale	168,501	0.5%
Diversified Financial Services	369,710	1.2%
Electric	454,153	1.4%
Electrical Components & Equipment	311,727	1.0%
Electronics	574,210	1.9%
Engineering & Construction	88,682	0.3%
Entertainment	113,039	0.3%
Environmental Control	102,188	0.3%
Food	396,344	1.1%
Forest Products & Paper	27,510	0.1%
Gas	331,254	1.1%
Hand/Machine Tools	121,971	0.4%
Healthcare-Products	694,933	2.1%
Healthcare-Services	377,145	1.1%
Home Builders	208,716	0.6%
Home Furnishings	37,558	0.1%
Household Products/Wares	113,802	0.4%
Housewares	61,934	0.2%
Insurance	830,197	2.5%
Internet	176,450	0.5%
Iron/Steel	216,288	0.7%
Leisure Time	266,580	0.8%
Machinery-Construction & Mining	31,783	0.1%
Machinery-Diversified	367,168	1.1%
Media	190,555	0.6%
Metal Fabricate/Hardware	75,464	0.2%
Mining	75,882	0.2%
Miscellaneous Manufacturing	411,620	1.1%
Office Furnishings	41,177	0.1%
Oil & Gas	396,096	1.1%
Oil & Gas Services	290,144	0.9%
Packaging & Containers	312,724	1.0%
Pharmaceuticals	339,814	1.1%
Real Estate	86,271	0.3%
REIT	1,697,394	5.1%
Retail	1,106,251	3.5%
Savings & Loans	142,537	0.4%
Semiconductors	560,070	1.7%
Shipbuilding	59,829	0.2%
Software	698,523	2.2%
Telecommunications	351,998	1.1%
Transportation	327,694	1.1%
Trucking & Leasing	26,238	0.1%
Water	50,730	0.2%
Other**	15,043,069	46.4%
Total	$32,451,536	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

142 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$23,614,672
Securities, at value	17,408,467
Repurchase agreements, at value	13,073,000
Total Investment Securities, at value	30,481,467
Cash	30,711
Segregated cash balances with brokers	26,800
Dividends and interest receivable	16,809
Receivable for capital shares issued	3,532,480
Prepaid expenses	1,244
TOTAL ASSETS	34,089,511

LIABILITIES:
Payable for investments purchased	51,701
Payable for capital shares redeemed	924,443
Unrealized loss on swap agreements	586,666
Variation margin on futures contracts	12,720
Advisory fees payable	12,484
Management services fees payable	1,665
Administration fees payable	931
Administrative services fees payable	9,010
Distribution fees payable	7,174
Trustee fees payable	10
Transfer agency fees payable	1,491
Fund accounting fees payable	1,771
Compliance services fees payable	140
Other accrued expenses	27,769
TOTAL LIABILITIES	1,637,975
NET ASSETS	$32,451,536

NET ASSETS CONSIST OF:
Capital	$24,651,568
Accumulated net investment income (loss)	16
Accumulated net realized gains (losses) on investments	1,489,597
Net unrealized appreciation (depreciation) on investments	6,310,355
NET ASSETS	$32,451,536

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	524,498
Net Asset Value (offering and redemption price per share)	$61.87

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$235,300
Interest	1,896
TOTAL INVESTMENT INCOME	237,196

EXPENSES:
Advisory fees	190,995
Management services fees	25,466
Administration fees	10,311
Transfer agency fees	15,844
Administrative services fees	76,383
Distribution fees	63,665
Custody fees	19,713
Fund accounting fees	22,331
Trustee fees	600
Compliance services fees	199
Other fees	29,349
Total Gross Expenses before reductions	454,856
Expenses reduced and reimbursed by the Advisor	(27,029)
TOTAL NET EXPENSES	427,827
NET INVESTMENT INCOME (LOSS)	(190,631)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,890,926
Net realized gains (losses) on futures contracts	259,206
Net realized gains (losses) on swap agreements	2,544,563
Change in net unrealized appreciation/depreciation on investments	(1,568,588)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,126,107

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,935,476

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 143

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(190,631)	$(185,642)
Net realized gains (losses) on investments	4,694,695	9,188,061
Change in net unrealized appreciation/depreciation on investments	(1,568,588)	2,511,695
Change in net assets resulting from operations	2,935,476	11,514,114

CAPITAL TRANSACTIONS:
Proceeds from shares issued	389,023,211	229,779,258
Value of shares redeemed	(386,223,865)	(237,450,119)
Change in net assets resulting from capital transactions	2,799,346	(7,670,861)
Change in net assets	5,734,822	3,843,253

NET ASSETS:
Beginning of period	26,716,714	22,873,461
End of period	$32,451,536	$26,716,714
Accumulated net investment income (loss)	$16	$(319)

SHARE TRANSACTIONS:
Issued	6,815,499	5,399,933
Redeemed	(6,789,084)	(5,629,289)
Change in shares	26,415	(229,356)

See accompanying notes to financial statements.

144 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$53.64	$31.44	$23.72	$27.48	$18.36
Investment Activities:
Net investment income (loss)(a)	(0.42)	(0.34)	(0.21)	(0.24)	(0.18)
Net realized and unrealized gains (losses) on investments	8.65	22.54	7.93	(3.52)	9.30
Total income (loss) from investment activities	8.23	22.20	7.72	(3.76)	9.12
Net Asset Value, End of Period	$61.87	$53.64	$31.44	$23.72	$27.48
Total Return	15.34%	70.61%	32.49%	(13.65)%	49.67%
Ratios to Average Net Assets:
Gross expenses	1.79%	1.76%	1.84%	1.81%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.75)%	(0.80)%	(0.75)%	(0.87)%	(0.83)%

Supplemental Data:
Net assets, end of period (000’s)	$32,452	$26,717	$22,873	$16,625	$42,374
Portfolio turnover rate(b)	430%	38%	67%	13%	219%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraSmall-Cap :: 145

ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of 5.38%. For the same period, the Index had a total return of 4.89%(1) and a volatility of 16.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	5.38%	25.14%	4.74%
Russell 2000 Index	4.89%	15.55%	7.77%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.83%	1.71%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	12%
Swap Agreements	120%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
RF Micro Devices, Inc.	0.4%
Isis Pharmaceuticals, Inc.	0.3%
Zumiez, Inc.	0.2%
Brunswick Corp.	0.2%
Office Depot, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financial	25%
Consumer, Non-Cyclical	21%
Consumer, Cyclical	13%
Industrial	13%
Technology	11%
Communications	7%
Utilities	4%
Basic Materials	3%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (68.7%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	560	$4,614
22nd Century Group, Inc.* (Agriculture)	960	1,584
8x8, Inc.* (Telecommunications)	1,120	10,259
AAON, Inc. (Building Materials)	480	10,747
AAR Corp. (Aerospace/Defense)	480	13,334
Abaxis, Inc. (Healthcare-Products)	240	13,639
ABIOMED, Inc.* (Healthcare-Products)	480	18,269
ABM Industries, Inc. (Commercial Services)	640	18,336
Abraxas Petroleum Corp.* (Oil & Gas)	1,120	3,293
Acacia Research Corp. (Investment Companies)	640	10,842
Acadia Healthcare Co., Inc.* (Healthcare-Services)	400	24,484
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	880	27,940
Acadia Realty Trust (REIT)	640	20,499
Accelerate Diagnostics, Inc.* (Healthcare-Products)	320	6,141
Acco Brands Corp.* (Household Products/Wares)	1,440	12,974
Accuray, Inc.* (Healthcare-Products)	960	7,248
Accuride Corp.* (Auto Parts & Equipment)	800	3,472
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	400	2,692
Aceto Corp. (Chemicals)	400	8,680
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,200	14,700
ACI Worldwide, Inc.* (Software)	1,200	24,204
Acorda Therapeutics, Inc.* (Biotechnology)	480	19,618
Actua Corp.* (Software)	480	8,866
Actuant Corp.—Class A (Miscellaneous Manufacturing)	800	21,792
Actuate Corp.* (Software)	880	5,808
Acxiom Corp.* (Software)	880	17,838
ADTRAN, Inc. (Telecommunications)	640	13,952
Advanced Emissions Solutions, Inc.* (Environmental Control)	320	7,293
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	480	11,376
Advent Software, Inc. (Software)	560	17,158
Advisory Board Co.* (Commercial Services)	400	19,592
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	320	6,701
Aegion Corp.* (Engineering & Construction)	480	8,933
Aeropostale, Inc.* (Retail)	1,360	3,155
Affymetrix, Inc.* (Healthcare-Products)	960	9,475
AG Mortgage Investment Trust, Inc. (REIT)	400	7,428
Agenus, Inc.* (Biotechnology)	1,120	4,446
Air Methods Corp.* (Healthcare-Services)	400	17,612
Air Transport Services Group, Inc.* (Transportation)	720	6,163
Aircastle, Ltd. (Diversified Financial Services)	720	15,386
AK Steel Holding Corp.* (Iron/Steel)	1,600	9,504
Akorn, Inc.* (Pharmaceuticals)	720	26,064
Albany International Corp.—Class A (Machinery-Diversified)	320	12,157
Albany Molecular Research, Inc.* (Commercial Services)	320	5,210
Alexander & Baldwin, Inc. (Real Estate)	560	21,986
Alimera Sciences, Inc.* (Pharmaceuticals)	560	3,102
ALLETE, Inc. (Electric)	480	26,467
Alliance One International, Inc.* (Agriculture)	1,600	2,528
Allied Nevada Gold Corp.* (Mining)	1,520	1,322
ALON USA Energy, Inc. (Oil & Gas)	400	5,068
Alpha & Omega Semiconductor LT* (Semiconductors)	400	3,540
Alpha Natural Resources, Inc.* (Coal)	2,720	4,542
Altisource Residential Corp. (Real Estate)	640	12,416
Altra Holdings, Inc. (Machinery-Diversified)	320	9,085
AMAG Pharmaceuticals, Inc.* (Biotechnology)	320	13,638
Ambac Financial Group, Inc.* (Insurance)	480	11,760
Ambarella, Inc.* (Semiconductors)	320	16,230
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	320	8,378
Amedisys, Inc.* (Healthcare-Services)	400	11,740
American Assets Trust, Inc. (REIT)	400	15,924
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	800	18,072
American Capital Mortgage Investment Corp. (REIT)	640	12,058
American Eagle Energy Corp.* (Oil & Gas)	640	398
American Eagle Outfitters, Inc. (Retail)	2,080	28,870
American Equity Investment Life Holding Co. (Insurance)	800	23,352
American Realty Capital Healthcare Trust, Inc. (REIT)	1,840	21,896
American Residential Properties, Inc.* (REIT)	400	7,028
American Software, Inc.—Class A (Software)	400	3,644
American States Water Co. (Water)	480	18,076
American Vanguard Corp. (Chemicals)	400	4,648
Ameris Bancorp (Banks)	320	8,205
Amkor Technology, Inc.* (Semiconductors)	1,040	7,384
AMN Healthcare Services, Inc.* (Commercial Services)	640	12,544
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	640	2,195
AmSurg Corp.* (Healthcare-Services)	400	21,892
AmTrust Financial Services, Inc. (Insurance)	320	18,000
Amyris, Inc.* (Energy-Alternate Sources)	720	1,483
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	400	12,900
Angie’s List, Inc.* (Internet)	560	3,489
AngioDynamics, Inc.* (Healthcare-Products)	400	7,604
Anixter International, Inc.* (Telecommunications)	320	28,307
ANN, Inc.* (Retail)	480	17,510
Antares Pharma, Inc.* (Pharmaceuticals)	1,840	4,729
Anworth Mortgage Asset Corp. (REIT)	1,600	8,400
Apogee Enterprises, Inc. (Building Materials)	320	13,558
Apollo Commercial Real Estate Finance, Inc. (REIT)	560	9,162
Apollo Residential Mortgage, Inc. (REIT)	400	6,308
Applied Industrial Technologies, Inc. (Machinery-Diversified)	480	21,883
Applied Micro Circuits Corp.* (Semiconductors)	960	6,259
Approach Resources, Inc.* (Oil & Gas)	480	3,067
Aratana Therapeutics, Inc.* (Pharmaceuticals)	400	7,128
ARC Document Solutions, Inc.* (Commercial Services)	720	7,358
ArcBest Corp. (Transportation)	320	14,838
Arch Coal, Inc. (Coal)	2,640	4,700
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,480	8,606
Ares Commercial Real Estate Corp. (REIT)	400	4,592
Argo Group International Holdings, Ltd. (Insurance)	320	17,750
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,920	13,190
ARMOUR Residential REIT, Inc. (REIT)	4,000	14,720
Array BioPharma, Inc.* (Pharmaceuticals)	1,680	7,946

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
Arrowhead Research Corp.* (Commercial Services)	640	$4,723
Aruba Networks, Inc.* (Telecommunications)	1,200	21,816
Asbury Automotive Group, Inc.* (Retail)	320	24,294
Ashford Hospitality Prime, Inc. (REIT)	400	6,864
Ashford Hospitality Trust (REIT)	880	9,222
Aspen Technology, Inc.* (Software)	960	33,619
Associated Estates Realty Corp. (REIT)	720	16,711
Astoria Financial Corp. (Savings & Loans)	1,040	13,894
Atlantic Power Corp. (Electric)	1,680	4,553
Atlas Air Worldwide Holdings, Inc.* (Transportation)	320	15,776
Atricure, Inc.* (Healthcare-Products)	400	7,984
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	560	19,256
AVANIR Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	1,920	32,544
AVG Technologies N.V.* (Software)	480	9,475
Avista Corp. (Electric)	640	22,624
Axcelis Technologies, Inc.* (Semiconductors)	2,080	5,325
Axiall Corp. (Chemicals)	720	30,579
AZZ, Inc. (Miscellaneous Manufacturing)	320	15,014
B&G Foods, Inc.—Class A (Food)	560	16,744
Balchem Corp. (Chemicals)	320	21,325
Baltic Trading, Ltd. (Transportation)	800	2,008
Banc of California, Inc. (Savings & Loans)	480	5,506
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Multi-National)	400	12,040
Bancorp, Inc.* (Banks)	480	5,227
BancorpSouth, Inc. (Banks)	1,040	23,410
Bank Mutual Corp. (Savings & Loans)	800	5,488
Bank of the Ozarks, Inc. (Banks)	880	33,369
Bankrate, Inc.* (Internet)	800	9,944
Barnes & Noble, Inc.* (Retail)	480	11,146
Barnes Group, Inc. (Miscellaneous Manufacturing)	560	20,726
Basic Energy Services, Inc.* (Oil & Gas Services)	400	2,804
Bazaarvoice, Inc.* (Internet)	720	5,789
BBCN Bancorp, Inc. (Banks)	880	12,654
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	560	15,568
Beazer Homes USA, Inc.* (Home Builders)	320	6,195
bebe Stores, Inc. (Retail)	880	1,927
Belden, Inc. (Electrical Components & Equipment)	480	37,828
Belmond, Ltd.* (Lodging)	1,120	13,854
Benchmark Electronics, Inc.* (Electronics)	640	16,282
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	400	4,908
Berkshire Hills Bancorp, Inc. (Savings & Loans)	320	8,531
Berry Plastics Group, Inc.* (Packaging & Containers)	960	30,288
BGC Partners, Inc.—Class A (Diversified Financial Services)	2,000	18,300
Bill Barrett Corp.* (Oil & Gas)	560	6,378
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	880	10,701
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	560	6,731
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,360	3,618
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	320	10,282
BioScrip, Inc.* (Pharmaceuticals)	880	6,151
Biotelemetry, Inc.* (Healthcare-Products)	480	4,814
Biotime, Inc.* (Biotechnology)	1,120	4,178
BJ’s Restaurants, Inc.* (Retail)	320	16,067
Black Diamond, Inc.* (Leisure Time)	400	3,500
Black Hills Corp. (Electric)	480	25,459
Blackbaud, Inc. (Software)	480	20,765
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	560	21,728
Bloomin Brands, Inc.* (Retail)	880	21,789
Blount International, Inc.* (Miscellaneous Manufacturing)	640	11,245
Blucora, Inc.* (Internet)	560	7,756
Bob Evans Farms, Inc. (Retail)	320	16,378
Boingo Wireless, Inc.* (Internet)	480	3,682
Boise Cascade Co.* (Building Materials)	480	17,832
Bonanza Creek Energy, Inc.* (Oil & Gas)	400	9,600
Boston Private Financial Holdings, Inc. (Banks)	960	12,931
Bottomline Technologies, Inc.* (Software)	480	12,134
Boulder Brands, Inc.* (Food)	720	7,963
Boyd Gaming Corp.* (Lodging)	960	12,269
BPZ Resources, Inc.* (Oil & Gas)	1,760	509
Brady Corp.—Class A (Electronics)	560	15,310
Briggs & Stratton Corp. (Machinery-Diversified)	560	11,435
Bright Horizons Family Solutions, Inc.* (Commercial Services)	320	15,043
Brightcove, Inc.* (Internet)	480	3,734
Bristow Group, Inc. (Oil & Gas Services)	400	26,317
BroadSoft, Inc.* (Software)	400	11,608
Brookline Bancorp, Inc. (Savings & Loans)	880	8,826
Brooks Automation, Inc. (Semiconductors)	880	11,220
Brown Shoe Co., Inc. (Retail)	480	15,432
Brunswick Corp. (Leisure Time)	960	49,210
Builders FirstSource, Inc.* (Building Materials)	720	4,946
Burlington Stores, Inc.* (Retail)	320	15,123
C&J Energy Services, Inc.* (Oil & Gas Services)	480	6,341
Cabot Microelectronics Corp.* (Semiconductors)	320	15,142
CACI International, Inc.*—Class A (Computers)	240	20,683
Caesars Acquisition Co.*—Class A (Investment Companies)	640	6,598
Caesars Entertainment Corp.* (Lodging)	640	10,042
Calamp Corp.* (Telecommunications)	480	8,784
Calgon Carbon Corp.* (Chemicals)	640	13,299
California Water Service Group (Water)	560	13,782
Calix, Inc.* (Telecommunications)	640	6,413
Callaway Golf Co. (Leisure Time)	1,040	8,008
Callidus Software, Inc.* (Software)	640	10,451
Callon Petroleum Co.* (Oil & Gas)	560	3,052
Cambrex Corp.* (Biotechnology)	400	8,648
Campus Crest Communities, Inc. (REIT)	880	6,433
Cantel Medical Corp. (Healthcare-Products)	400	17,304
Capital Bank Financial Corp.*—Class A (Banks)	320	8,576
Capital Senior Living Corp.* (Real Estate)	400	9,964
Capitol Federal Financial, Inc. (Savings & Loans)	1,600	20,448
Capstead Mortgage Corp. (REIT)	1,120	13,754
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,480	3,312
Cardinal Financial Corp. (Banks)	400	7,932
Cardiovascular System, Inc.* (Healthcare-Products)	320	9,626
Cardtronics, Inc.* (Commercial Services)	480	18,519
Career Education Corp.* (Commercial Services)	1,040	7,238
CareTrust REIT, Inc. (REIT)	320	3,946
Carmike Cinemas, Inc.* (Entertainment)	320	8,406
Carrizo Oil & Gas, Inc.* (Oil & Gas)	480	19,969

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Carrols Restaurant Group, Inc.* (Retail)	640	$4,883
Cascade Bancorp* (Banks)	640	3,322
Casella Waste System, Inc.*—Class A (Environmental Control)	720	2,909
Casey’s General Stores, Inc. (Retail)	400	36,128
Cash America International, Inc. (Retail)	320	7,238
Cathay Bancorp, Inc. (Banks)	880	22,519
Cavium, Inc.* (Semiconductors)	560	34,620
CBIZ, Inc.* (Commercial Services)	640	5,478
Ceco Environmental Corp. (Environmental Control)	320	4,973
Cedar Realty Trust, Inc. (REIT)	1,120	8,221
Celadon Group, Inc. (Transportation)	320	7,261
Celldex Therapeutics, Inc.* (Biotechnology)	1,040	18,980
Cempra, Inc.* (Pharmaceuticals)	400	9,404
Centerstate Banks, Inc. (Banks)	560	6,670
Central European Media Enterprises, Ltd.*— Class A (Media)	1,360	4,366
Central Garden & Pet Co.*—Class A (Household Products/Wares)	640	6,112
Century Aluminum Co.* (Mining)	640	15,616
Cenveo, Inc.* (Commercial Services)	1,040	2,184
Cepheid, Inc.* (Healthcare-Products)	720	38,981
Cerus Corp.* (Healthcare-Products)	1,200	7,488
CEVA, Inc.* (Semiconductors)	320	5,805
Chambers Street Properties (REIT)	2,640	21,278
Channeladvisor Corp.* (Internet)	240	5,179
Chart Industries, Inc.* (Machinery-Diversified)	320	10,944
Charter Financial Corp. (Savings & Loans)	400	4,580
Chatham Lodging Trust (REIT)	320	9,270
Checkpoint Systems, Inc.* (Electronics)	560	7,689
Chegg, Inc.* (Internet)	960	6,634
Chemical Financial Corp. (Banks)	400	12,256
Chemocentryx, Inc.* (Pharmaceuticals)	640	4,371
Chemtura Corp.* (Chemicals)	1,040	25,719
Chesapeake Lodging Trust (REIT)	560	20,838
Chimerix, Inc.* (Pharmaceuticals)	320	12,883
Chiquita Brands International, Inc.* (Food)	640	9,254
Christopher & Banks Corp.* (Retail)	560	3,198
CIBER, Inc.* (Computers)	1,200	4,260
Ciena Corp.* (Telecommunications)	1,120	21,739
Cimpress N.V.* (Internet Software & Services)	400	29,936
Cincinnati Bell, Inc.* (Telecommunications)	2,560	8,166
Cinedigm Corp.*—Class A (Internet)	1,440	2,333
Cirrus Logic, Inc.* (Semiconductors)	720	16,970
Citizens, Inc.* (Insurance)	720	5,472
Civeo Corp. (Commercial Services)	1,040	4,274
Clarcor, Inc. (Miscellaneous Manufacturing)	560	37,319
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	880	4,396
Clearwater Paper Corp.* (Forest Products & Paper)	240	16,452
Cleco Corp. (Electric)	640	34,906
Clifton Bancorp, Inc. (Savings & Loans)	400	5,436
Cloud Peak Energy, Inc.* (Coal)	720	6,610
Clovis Oncology, Inc.* (Pharmaceuticals)	320	17,920
ClubCorp Holdings, Inc. (Leisure Time)	320	5,738
CNO Financial Group, Inc. (Insurance)	2,320	39,951
CoBiz Financial, Inc. (Banks)	560	7,353
Coeur d’Alene Mines Corp.* (Mining)	1,280	6,541
Cogent Communications Group, Inc. (Internet)	560	19,818
Cognex Corp.* (Machinery-Diversified)	880	36,370
Coherent, Inc.* (Electronics)	240	14,573
Cohu, Inc. (Semiconductors)	400	4,760
Colony Financial, Inc. (REIT)	1,040	24,773
Columbia Banking System, Inc. (Banks)	560	15,462
Comfort Systems USA, Inc. (Engineering & Construction)	480	8,218
Commercial Metals Co. (Iron/Steel)	1,280	20,852
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	480	3,197
Community Bank System, Inc. (Banks)	480	18,302
CommVault Systems, Inc.* (Software)	480	24,811
comScore, Inc.* (Internet)	400	18,572
Comstock Resources, Inc. (Oil & Gas)	560	3,814
Comverse, Inc.* (Telecommunications)	320	6,010
CONMED Corp. (Healthcare-Products)	320	14,387
Conn’s, Inc.* (Retail)	320	5,981
Consolidated Communications Holdings, Inc. (Telecommunications)	480	13,359
Constant Contact, Inc.* (Software)	400	14,680
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	480	3,533
Convergys Corp. (Computers)	1,120	22,814
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	720	24,948
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,200	3,600
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	240	14,863
Corenergy Infrastructure Trust (REIT)	560	3,629
CoreSite Realty Corp. (REIT)	240	9,372
Cornerstone OnDemand, Inc.* (Software)	560	19,712
Cousins Properties, Inc. (REIT)	2,160	24,667
Cowen Group, Inc.*—Class A (Diversified Financial Services)	1,600	7,680
Crawford & Co. (Insurance)	480	4,934
Cray, Inc.* (Computers)	480	16,550
Crocs, Inc.* (Apparel)	1,040	12,990
Cross Country Healthcare, Inc.* (Commercial Services)	560	6,989
Crown Media Holdings, Inc.* (Media)	880	3,115
CryoLife, Inc. (Healthcare-Products)	480	5,438
CSG Systems International, Inc. (Software)	400	10,028
CTI BioPharma Corp.* (Biotechnology)	2,000	4,720
CTS Corp. (Electronics)	400	7,132
CubeSmart (REIT)	1,520	33,546
Cubic Corp. (Aerospace/Defense)	240	12,634
CUI Global, Inc.* (Electronics)	400	2,980
Cumulus Media, Inc.*—Class A (Media)	1,680	7,106
Curtiss-Wright Corp. (Aerospace/Defense)	480	33,883
Customers Bancorp, Inc.* (Banks)	320	6,227
CVB Financial Corp. (Banks)	1,200	19,224
Cyan, Inc.* (Telecommunications)	720	1,800
Cyberonics, Inc.* (Healthcare-Products)	320	17,818
Cynosure, Inc.*—Class A (Healthcare-Products)	320	8,774
Cypress Semiconductor Corp. (Semiconductors)	1,760	25,133
CYS Investments, Inc. (REIT)	1,840	16,045
Cytokinetics, Inc.* (Biotechnology)	720	5,767
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,440	704
CytRx Corp.* (Biotechnology)	960	2,630
Daktronics, Inc. (Home Furnishings)	560	7,006
Dana Holding Corp. (Auto Parts & Equipment)	1,680	36,523
Darling International, Inc.* (Food)	1,760	31,962
DCT Industrial Trust, Inc. (REIT)	880	31,381
DealerTrack Holdings, Inc.* (Software)	560	24,814
Dean Foods Co. (Food)	1,040	20,156
del Frisco’s Restaurant Group* (Retail)	320	7,597
Delek US Holdings, Inc. (Oil & Gas)	640	17,459
Deluxe Corp. (Commercial Services)	560	34,861

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
Demand Media, Inc.* (Internet)	160	$979
Demandware, Inc.* (Software)	320	18,413
Denny’s Corp.* (Retail)	1,120	11,547
DepoMed, Inc.* (Pharmaceuticals)	720	11,599
Derma Sciences, Inc.* (Pharmaceuticals)	400	3,724
Destination XL Group, Inc.* (Retail)	720	3,931
Dexcom, Inc.* (Healthcare-Products)	800	44,040
DHT Holdings, Inc. (Transportation)	960	7,018
Diamond Foods, Inc.* (Food)	320	9,034
Diamond Resorts International, Inc.* (Lodging)	400	11,160
Diamondback Energy, Inc.* (Oil & Gas)	400	23,913
DiamondRock Hospitality Co. (REIT)	2,080	30,930
Dice Holdings, Inc.* (Internet)	640	6,406
Digi International, Inc.* (Software)	480	4,459
Digital River, Inc.* (Software)	480	11,870
DigitalGlobe, Inc.* (Telecommunications)	800	24,777
Dime Community Bancshares, Inc. (Savings & Loans)	480	7,814
Diodes, Inc.* (Semiconductors)	400	11,028
Dorman Products, Inc.* (Auto Parts & Equipment)	320	15,446
Dot Hill Systems Corp.* (Computers)	1,040	4,597
Douglas Dynamics, Inc. (Auto Parts & Equipment)	320	6,858
Drew Industries, Inc.* (Building Materials)	240	12,257
DSP Group, Inc.* (Semiconductors)	400	4,348
DuPont Fabros Technology, Inc. (REIT)	720	23,933
Dyax Corp.* (Pharmaceuticals)	1,600	22,496
Dycom Industries, Inc.* (Engineering & Construction)	400	14,036
Dynavax Technologies Corp.* (Biotechnology)	320	5,395
Dynegy, Inc.* (Electric)	1,040	31,564
Dynex Capital, Inc. (REIT)	800	6,600
E.W. Scripps Co.*—Class A (Media)	400	8,940
E2open, Inc.* (Software)	320	3,075
Eagle Bancorp, Inc.* (Banks)	320	11,366
EarthLink Holdings Corp. (Telecommunications)	1,520	6,673
EastGroup Properties, Inc. (REIT)	320	20,262
Ebix, Inc. (Software)	400	6,796
Echo Global Logistics, Inc.* (Transportation)	320	9,344
Education Realty Trust, Inc. (REIT)	400	14,636
El Paso Electric Co. (Electric)	480	19,229
Electro Scientific Industries, Inc. (Electronics)	480	3,725
Electronics for Imaging, Inc.* (Computers)	480	20,558
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	320	6,845
Ellie Mae, Inc.* (Diversified Financial Services)	320	12,902
EMCOR Group, Inc. (Engineering & Construction)	720	32,032
Emerald Oil, Inc.* (Oil & Gas)	800	960
Emergent Biosolutions, Inc.* (Biotechnology)	400	10,892
Empire District Electric Co. (Electric)	480	14,275
Empire State Realty Trust, Inc.—Class A (REIT)	1,040	18,283
Employers Holdings, Inc. (Insurance)	400	9,404
Emulex Corp.* (Semiconductors)	1,120	6,350
Encore Capital Group, Inc.* (Diversified Financial Services)	320	14,208
Encore Wire Corp. (Electrical Components & Equipment)	240	8,959
Endocyte, Inc.* (Biotechnology)	640	4,026
Endologix, Inc.* (Healthcare-Products)	800	12,232
Endurance International Group Holdings, Inc.* (Internet)	400	7,372
Energy Recovery, Inc.* (Environmental Control)	720	3,794
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,040	3,390
EnerNOC, Inc.* (Electric)	400	6,180
EnerSys (Electrical Components & Equipment)	480	29,626
Ennis, Inc. (Commercial Services)	400	5,388
Enova International, Inc.* (Consumer Finance)	240	5,342
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	240	15,062
Entegris, Inc.* (Semiconductors)	1,520	20,079
Entercom Communications Corp.*—Class A (Media)	400	4,864
Entravision Communications Corp.—Class A (Media)	880	5,702
Entropic Communications, Inc.* (Semiconductors)	1,440	3,643
Envestnet, Inc.* (Software)	400	19,656
Enzo Biochem, Inc.* (Biotechnology)	720	3,197
EPAM Systems, Inc.* (Computers)	400	19,100
EPIQ Systems, Inc. (Software)	480	8,198
EPR Properties (REIT)	560	32,272
Equity One, Inc. (REIT)	720	18,259
Era Group, Inc.* (Transportation)	240	5,076
ESCO Technologies, Inc. (Electronics)	320	11,808
Essent Group, Ltd.* (Insurance)	480	12,341
Esterline Technologies Corp.* (Aerospace/Defense)	320	35,098
Ethan Allen Interiors, Inc. (Home Furnishings)	320	9,910
Euronet Worldwide, Inc.* (Commercial Services)	560	30,745
EverBank Financial Corp. (Savings & Loans)	1,040	19,822
Evercore Partners, Inc.—Class A (Diversified Financial Services)	400	20,948
EVERTEC, Inc. (Commercial Services)	720	15,934
EVINE Live, Inc.* (Retail)	800	5,272
Exact Sciences Corp.* (Biotechnology)	960	26,343
ExamWorks Group, Inc.* (Commercial Services)	400	16,636
Exar Corp.* (Semiconductors)	560	5,712
Excel Trust, Inc. (REIT)	640	8,570
EXCO Resources, Inc. (Oil & Gas)	1,840	3,993
Exelixis, Inc.* (Biotechnology)	2,480	3,571
ExlService Holdings, Inc.* (Computers)	400	11,484
Express, Inc.* (Retail)	960	14,102
Exterran Holdings, Inc. (Oil & Gas Services)	640	20,851
Extreme Networks, Inc.* (Telecommunications)	1,360	4,801
EZCORP, Inc.*—Class A (Retail)	640	7,520
F.N.B. Corp. (Banks)	1,840	24,509
Fabrinet* (Miscellaneous Manufacturing)	480	8,515
Fair Isaac Corp. (Software)	400	28,920
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,360	22,957
Fairpoint Communications, Inc.* (Telecommunications)	320	4,547
Federal Signal Corp. (Miscellaneous Manufacturing)	720	11,117
Federal-Mogul Corp.* (Auto Parts & Equipment)	400	6,436
FEI Co. (Electronics)	480	43,367
FelCor Lodging Trust, Inc. (REIT)	1,440	15,581
Female Health Co. (Healthcare-Products)	560	2,195
Ferro Corp.* (Chemicals)	880	11,405
Fiesta Restaurant Group, Inc.* (Retail)	320	19,456
Financial Engines, Inc. (Diversified Financial Services)	560	20,468
Finisar Corp.* (Telecommunications)	1,040	20,186
First American Financial Corp. (Insurance)	1,120	37,968
First Bancorp* (Banks)	1,360	7,983
First Busey Corp. (Banks)	1,040	6,770
First Cash Financial Services, Inc.* (Retail)	320	17,815
First Commonwealth Financial Corp. (Banks)	1,120	10,326

See accompanying notes to financial statements.

150 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
First Financial Bancorp (Banks)	720	$13,385
First Financial Bankshares, Inc. (Banks)	720	21,514
First Industrial Realty Trust, Inc. (REIT)	1,200	24,672
First Merchants Corp. (Banks)	480	10,920
First Midwest Bancorp, Inc. (Banks)	880	15,057
First Potomac Realty Trust (REIT)	720	8,899
FirstMerit Corp. (Banks)	1,760	33,246
Five Below, Inc.* (Retail)	560	22,865
Five Star Quality Care, Inc.* (Healthcare-Services)	800	3,320
Flagstar BanCorp, Inc.* (Savings & Loans)	320	5,034
Fleetmatics Group PLC* (Computers)	400	14,196
Flotek Industries, Inc.* (Oil & Gas Services)	560	10,489
Fluidigm Corp.* (Electronics)	320	10,794
Flushing Financial Corp. (Savings & Loans)	400	8,108
Forestar Group, Inc.* (Real Estate)	480	7,392
FormFactor, Inc.* (Semiconductors)	800	6,880
Forum Energy Technologies, Inc.* (Oil & Gas Services)	640	13,267
Forward Air Corp. (Transportation)	320	16,118
Francesca’s Holdings Corp.* (Retail)	560	9,352
Franklin Electric Co., Inc. (Hand/Machine Tools)	560	21,017
Franklin Street Properties Corp. (REIT)	1,040	12,761
Fred’s, Inc.—Class A (Retail)	480	8,357
Fresh Del Monte Produce, Inc. (Food)	400	13,420
Frontline, Ltd.* (Transportation)	1,280	3,213
FTI Consulting, Inc.* (Commercial Services)	480	18,542
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	2,960	4,558
Fuller (H.B.) Co. (Chemicals)	560	24,937
Furmanite Corp.* (Metal Fabricate/Hardware)	560	4,379
FutureFuel Corp. (Energy-Alternate Sources)	320	4,166
FX Energy, Inc.* (Oil & Gas)	1,040	1,612
FXCM, Inc. (Diversified Financial Services)	560	9,279
Gain Capital Holdings, Inc. (Diversified Financial Services)	480	4,330
Galena Biopharma, Inc.* (Biotechnology)	1,760	2,658
GasLog, Ltd. (Transportation)	480	9,768
Gastar Exploration, Inc.* (Oil & Gas)	800	1,928
GenCorp, Inc.* (Aerospace/Defense)	720	13,176
Generac Holdings, Inc.* (Electrical Components & Equipment)	720	33,667
General Cable Corp. (Electrical Components & Equipment)	560	8,344
General Communication, Inc.*—Class A (Telecommunications)	560	7,700
Genesco, Inc.* (Retail)	240	18,389
GenMark Diagnostics, Inc.* (Healthcare-Products)	560	7,622
Gentherm, Inc.* (Auto Parts & Equipment)	400	14,648
Gentiva Health Services, Inc.* (Healthcare-Services)	400	7,620
Getty Realty Corp. (REIT)	320	5,827
GFI Group, Inc. (Diversified Financial Services)	1,360	7,412
Gibraltar Industries, Inc.* (Building Materials)	400	6,504
Gigamon, Inc.* (Telecommunications)	320	5,674
Glacier Bancorp, Inc. (Banks)	800	22,216
Glatfelter (Forest Products & Paper)	480	12,274
Glimcher Realty Trust (REIT)	1,600	21,984
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	320	4,211
Global Cash Access Holdings, Inc.* (Commercial Services)	880	6,292
Global Eagle Entertainment, Inc.* (Internet)	560	7,622
Globalstar, Inc.* (Telecommunications)	3,200	8,800
Globe Specialty Metals, Inc. (Mining)	720	12,406
Globus Med, Inc.*—Class A (Healthcare-Products)	720	17,114
Glu Mobile, Inc.* (Software)	1,280	4,992
Gogo, Inc.* (Telecommunications)	640	10,579
Gold Resource Corp. (Mining)	720	2,434
Goodrich Petroleum Corp.* (Oil & Gas)	400	1,776
Government Properties Income Trust (REIT)	640	14,726
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,360	6,882
Gramercy Property Trust, Inc. (REIT)	1,520	10,488
Grand Canyon Education, Inc.* (Commercial Services)	480	22,397
Granite Construction, Inc. (Engineering & Construction)	480	18,250
Graphic Packaging Holding Co.* (Packaging & Containers)	3,440	46,853
Gray Television, Inc.* (Media)	640	7,168
Great Lakes Dredge & Dock Co.* (Commercial Services)	880	7,533
Greatbatch, Inc.* (Healthcare-Products)	320	15,776
Green Dot Corp.*—Class A (Commercial Services)	400	8,196
Green Plains Renewable Energy (Energy-Alternate Sources)	400	9,912
Greenhill & Co., Inc. (Diversified Financial Services)	320	13,952
Greenlight Capital Re, Ltd.*—Class A (Insurance)	320	10,448
Griffon Corp. (Building Materials)	560	7,448
Group 1 Automotive, Inc. (Retail)	240	21,509
GSI Group, Inc.* (Electronics)	480	7,066
GUESS?, Inc. (Retail)	720	15,178
Guidewire Software, Inc.* (Software)	720	36,454
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	320	7,814
H&E Equipment Services, Inc. (Distribution/Wholesale)	400	11,236
Hackett Group, Inc. (Commercial Services)	560	4,922
Haemonetics Corp.* (Healthcare-Products)	560	20,955
Halcon Resources Corp.* (Oil & Gas)	2,880	5,126
Halozyme Therapeutics, Inc.* (Biotechnology)	1,200	11,580
Hampton Roads Bankshares, Inc.* (Banks)	1,440	2,419
Hancock Holding Co. (Banks)	880	27,016
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	400	8,760
Hanmi Financial Corp. (Banks)	400	8,724
Hannon Armstrong Sustainable I (Diversified Financial Services)	320	4,554
Harbinger Group, Inc.* (Holding Companies-Diversified)	960	13,593
Harmonic, Inc.* (Telecommunications)	1,200	8,412
Harsco Corp. (Miscellaneous Manufacturing)	880	16,623
Harte-Hanks, Inc. (Advertising)	720	5,573
Harvest Natural Resources, Inc.* (Oil & Gas)	800	1,448
Hatteras Financial Corp. (REIT)	1,040	19,167
Haverty Furniture Cos., Inc. (Retail)	240	5,282
Hawaiian Holdings, Inc.* (Airlines)	560	14,588
Headwaters, Inc.* (Building Materials)	880	13,191
Healthcare Realty Trust, Inc. (REIT)	1,040	28,413
Healthcare Services Group, Inc. (Commercial Services)	800	24,744
HealthSouth Corp. (Healthcare-Services)	960	36,921
HealthStream, Inc.* (Internet)	320	9,434
Healthways, Inc.* (Healthcare-Services)	400	7,952
Heartland Express, Inc. (Transportation)	640	17,286

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
Heartland Payment Systems, Inc. (Commercial Services)	400	$21,580
Hecla Mining Co. (Mining)	4,000	11,160
HEICO Corp. (Aerospace/Defense)	720	43,489
Helen of Troy, Ltd.* (Household Products/Wares)	320	20,819
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,120	24,304
Hercules Offshore, Inc.* (Oil & Gas)	2,080	2,080
Heritage Commerce Corp. (Banks)	400	3,532
Heritage Financial Corp. (Banks)	400	7,020
Heritage Oaks Bancorp (Banks)	480	4,027
Herman Miller, Inc. (Office Furnishings)	640	18,835
Hersha Hospitality Trust (REIT)	2,320	16,310
HFF, Inc.—Class A (Real Estate)	400	14,368
Hibbett Sports, Inc.* (Retail)	320	15,498
Higher One Holdings, Inc.* (Diversified Financial Services)	880	3,705
Highwoods Properties, Inc. (REIT)	960	42,509
Hill International, Inc.* (Commercial Services)	560	2,150
Hillenbrand, Inc. (Miscellaneous Manufacturing)	720	24,840
Hilltop Holdings, Inc.* (Insurance)	800	15,960
HMS Holdings Corp.* (Commercial Services)	960	20,294
HNI Corp. (Office Furnishings)	480	24,509
Home Bancshares, Inc. (Banks)	560	18,010
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	800	15,616
HomeTrust Bancshares, Inc.* (Savings & Loans)	320	5,331
Horace Mann Educators Corp. (Insurance)	480	15,926
Horizon Pharma PLC* (Pharmaceuticals)	800	10,312
Hornbeck Offshore Services, Inc.* (Transportation)	400	9,988
Horsehead Holding Corp.* (Mining)	1,360	21,529
Houghton Mifflin Harcourt Co.* (Media)	1,200	24,852
Hovnanian Enterprises, Inc.*— Class A (Home Builders)	1,520	6,278
HSN, Inc. (Retail)	400	30,400
Hub Group, Inc.*—Class A (Transportation)	400	15,232
Hudson Pacific Properties, Inc. (REIT)	640	19,238
Huron Consulting Group, Inc.* (Commercial Services)	240	16,414
IBERIABANK Corp. (Banks)	320	20,752
Iconix Brand Group, Inc.* (Apparel)	480	16,219
IDACORP, Inc. (Electric)	560	37,067
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,200	5,292
iGATE Corp.* (Computers)	400	15,792
IGI Laboratories, Inc.* (Pharmaceuticals)	640	5,632
II-VI, Inc.* (Electronics)	640	8,736
Immersion Corp.* (Computers)	480	4,546
ImmunoGen, Inc.* (Biotechnology)	1,040	6,344
Immunomedics, Inc.* (Biotechnology)	1,360	6,528
Impax Laboratories, Inc.* (Pharmaceuticals)	800	25,345
Imperva, Inc.* (Software)	320	15,818
Incontact, Inc.* (Software)	800	7,032
Independent Bank Corp. (Banks)	320	13,699
Independent Bank Corp./Mi (Banks)	400	5,220
Infinera Corp.* (Telecommunications)	1,440	21,197
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	640	10,810
Infoblox, Inc.* (Software)	720	14,551
Information Services Group, Inc.* (Commercial Services)	720	3,038
Inland Real Estate Corp. (REIT)	1,040	11,388
InnerWorkings, Inc.* (Software)	560	4,362
Innophos Holdings, Inc. (Chemicals)	240	14,028
Innospec, Inc. (Chemicals)	320	13,664
Inovio Pharmaceuticals, Inc.* (Biotechnology)	800	7,344
Inphi Corp.* (Semiconductors)	400	7,392
Insight Enterprises, Inc.* (Computers)	480	12,427
Insmed, Inc.* (Biotechnology)	480	7,426
Insperity, Inc. (Commercial Services)	320	10,845
Insulet Corp.* (Healthcare-Products)	640	29,478
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	320	17,354
Integrated Device Technology, Inc.* (Semiconductors)	1,440	28,224
Integrated Silicon Solution, Inc. (Semiconductors)	400	6,628
Inteliquent, Inc. (Telecommunications)	480	9,422
Intelsat S.A.* (Telecommunications)	400	6,944
InterDigital, Inc. (Telecommunications)	480	25,392
Interface, Inc. (Office Furnishings)	800	13,176
Internap Network Services Corp.* (Internet)	800	6,368
International Bancshares Corp. (Banks)	640	16,986
International Rectifier Corp.* (Semiconductors)	800	31,921
International Speedway Corp.—Class A (Entertainment)	320	10,128
Intersil Corp.—Class A (Semiconductors)	1,440	20,837
Interval Leisure Group, Inc. (Leisure Time)	480	10,027
Intevac, Inc.* (Machinery-Diversified)	480	3,730
Intralinks Holdings, Inc.* (Internet)	640	7,616
Intrepid Potash, Inc.* (Chemicals)	640	8,883
Intrexon Corp.* (Biotechnology)	400	11,012
Invacare Corp. (Healthcare-Products)	400	6,704
InvenSense, Inc.* (Semiconductors)	800	13,008
Invesco Mortgage Capital, Inc. (REIT)	1,360	21,026
Investment Technology Group, Inc.* (Diversified Financial Services)	480	9,994
Investors Bancorp, Inc. (Savings & Loans)	3,760	42,206
Investors Real Estate Trust (REIT)	1,280	10,458
ION Geophysical Corp.* (Oil & Gas Services)	1,760	4,840
Iridium Communications, Inc.* (Telecommunications)	1,040	10,140
iRobot Corp.* (Home Furnishings)	320	11,110
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	19,610
Isis Pharmaceuticals, Inc.* (Biotechnology)	1,200	74,089
Isle of Capri Casinos, Inc.* (Entertainment)	480	4,018
iStar Financial, Inc.* (REIT)	960	13,104
Itron, Inc.* (Electronics)	400	16,916
ITT Educational Services, Inc.* (Commercial Services)	320	3,075
Ixia* (Telecommunications)	720	8,100
IXYS Corp. (Semiconductors)	400	5,040
j2 Global, Inc. (Internet)	480	29,761
Jack in the Box, Inc. (Retail)	400	31,984
Janus Capital Group, Inc. (Diversified Financial Services)	1,680	27,098
JetBlue Airways Corp.* (Airlines)	2,640	41,870
Jive Software, Inc.* (Software)	640	3,859
John Bean Technologies Corp. (Miscellaneous Manufacturing)	320	10,515
Journal Communications, Inc.*—Class A (Media)	640	7,315
K12, Inc.* (Commercial Services)	400	4,748
Kaman Corp.—Class A (Aerospace/Defense)	320	12,829
KapStone Paper & Packaging Corp. (Forest Products & Paper)	880	25,793
KB Home (Home Builders)	960	15,888

See accompanying notes to financial statements.

152 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	720	$8,388
Kelly Services, Inc.—Class A (Commercial Services)	400	6,808
KEMET Corp.* (Electronics)	800	3,360
Kemper Corp. (Insurance)	480	17,333
Kennedy-Wilson Holdings, Inc. (Real Estate)	800	20,240
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,040	14,716
Key Energy Services, Inc.* (Oil & Gas Services)	1,520	2,538
Kforce, Inc. (Commercial Services)	320	7,722
Kimball Electronics, Inc.* (Electronics)	320	3,846
Kimball International, Inc.—Class B (Home Furnishings)	480	4,378
Kindred Healthcare, Inc. (Healthcare-Services)	640	11,635
Kite Realty Group Trust (REIT)	400	11,496
Knight Transportation, Inc. (Transportation)	640	21,543
Knightsbridge Tankers, Ltd. (Transportation)	480	2,174
Knoll, Inc. (Office Furnishings)	560	11,855
Kofax, Ltd.* (Software)	960	6,749
Kopin Corp.* (Semiconductors)	1,280	4,634
Koppers Holdings, Inc. (Chemicals)	240	6,235
Korn/Ferry International* (Commercial Services)	560	16,106
Kraton Performance Polymers, Inc.* (Chemicals)	400	8,316
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	720	3,614
Krispy Kreme Doughnuts, Inc.* (Retail)	800	15,792
Kronos Worldwide, Inc. (Chemicals)	320	4,166
La Quinta Holdings, Inc.* (Lodging)	560	12,354
Laclede Group, Inc. (Gas)	400	21,280
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,600	6,320
Lakeland Bancorp, Inc. (Banks)	560	6,552
Landec Corp.* (Chemicals)	400	5,524
Lannett Co., Inc.* (Pharmaceuticals)	320	13,722
LaSalle Hotel Properties (REIT)	1,120	45,327
Lattice Semiconductor Corp.* (Semiconductors)	1,440	9,922
La-Z-Boy, Inc. (Home Furnishings)	640	17,178
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	880	4,154
Lee Enterprises, Inc.* (Media)	960	3,533
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,440	3,130
Lexington Realty Trust (REIT)	2,240	24,595
Libbey, Inc.* (Housewares)	320	10,061
Liberator Medical Holdings, Inc. (Pharmaceuticals)	800	2,320
Life Time Fitness, Inc.* (Leisure Time)	480	27,178
LifeLock, Inc.* (Commercial Services)	960	17,770
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	240	12,770
Limelight Networks, Inc.* (Internet)	1,200	3,324
Lionbridge Technologies, Inc.* (Internet)	960	5,520
Liquidity Services, Inc.* (Internet)	400	3,268
Lithia Motors, Inc.—Class A (Retail)	240	20,806
Littelfuse, Inc. (Electrical Components & Equipment)	240	23,201
LivePerson, Inc.* (Computers)	720	10,152
LogMeIn, Inc.* (Telecommunications)	320	15,789
Louisiana-Pacific Corp.* (Building Materials)	1,520	25,171
LSI Industries, Inc. (Building Materials)	480	3,259
LTC Properties, Inc. (REIT)	400	17,268
Lumber Liquidators Holdings, Inc.* (Retail)	320	21,219
Luminex Corp.* (Healthcare-Products)	480	9,005
M.D.C. Holdings, Inc. (Home Builders)	480	12,706
M/I Schottenstein Homes, Inc.* (Home Builders)	320	7,347
Macatawa Bank Corp. (Banks)	640	3,482
Mack-Cali Realty Corp. (REIT)	960	18,298
MacroGenics, Inc.* (Biotechnology)	320	11,222
Magellan Health Services, Inc.* (Healthcare-Services)	320	19,210
Magnum Hunter Resources Corp.* (Oil & Gas)	2,240	7,034
Maiden Holdings, Ltd. (Insurance)	640	8,186
Mainsource Financial Group, Inc. (Banks)	320	6,694
Manhattan Associates, Inc.* (Computers)	800	32,576
MannKind Corp.* (Pharmaceuticals)	2,480	12,933
ManTech International Corp.—Class A (Software)	320	9,674
Marchex, Inc.—Class B (Advertising)	480	2,203
Marin Software, Inc.* (Advertising)	400	3,384
MarineMax, Inc.* (Retail)	400	8,020
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	28,684
Marketo, Inc.* (Internet)	320	10,470
Marriott Vacations Worldwide Corp. (Entertainment)	320	23,852
Marten Transport, Ltd. (Transportation)	320	6,995
Martha Stewart Living Omnimedia, Inc.*— Class A (Media)	720	3,103
Masimo Corp.* (Healthcare-Products)	560	14,750
Masonite International Corp.* (Building Materials)	320	19,667
MasTec, Inc.* (Engineering & Construction)	720	16,279
Matador Resources Co.* (Oil & Gas)	800	16,184
Materion Corp. (Mining)	240	8,455
Matrix Service Co.* (Oil & Gas Services)	320	7,142
Matson, Inc. (Transportation)	480	16,570
Matthews International Corp.—Class A (Commercial Services)	320	15,574
MAXIMUS, Inc. (Computers)	720	39,485
Maxlinear, Inc.*—Class A (Semiconductors)	480	3,557
Maxwell Technologies, Inc.* (Computers)	400	3,648
MB Financial, Inc. (Banks)	640	21,030
McDermott International, Inc.* (Oil & Gas Services)	2,640	7,682
McGrath Rentcorp (Commercial Services)	320	11,475
MDC Partners, Inc.—Class A (Advertising)	480	10,906
Meadowbrook Insurance Group, Inc. (Insurance)	800	6,768
MedAssets, Inc.* (Software)	720	14,227
Media General, Inc.* (Media)	640	10,707
Medical Properties Trust, Inc. (REIT)	1,840	25,355
Medidata Solutions, Inc.* (Software)	560	26,740
Mentor Graphics Corp. (Computers)	1,040	22,797
Mercury Computer Systems, Inc.* (Computers)	480	6,682
Meredith Corp. (Media)	400	21,729
Merge Healthcare, Inc.* (Software)	1,520	5,411
Meridian Bioscience, Inc. (Healthcare-Products)	480	7,901
Merit Medical Systems, Inc.* (Healthcare-Products)	560	9,705
Meritage Homes Corp.* (Home Builders)	400	14,396
Meritor, Inc.* (Auto Parts & Equipment)	1,120	16,968
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,200	13,560
Methode Electronics, Inc. (Electronics)	400	14,604
MGE Energy, Inc. (Electric)	400	18,244
MGIC Investment Corp.* (Insurance)	3,600	33,552
Micrel, Inc. (Semiconductors)	640	9,286
Microsemi Corp.* (Semiconductors)	1,040	29,516
Midstates Pete Co., Inc.* (Oil & Gas)	640	966

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Millennial Media, Inc.* (Advertising)	1,200	$1,920
Miller Energy Resources, Inc.* (Oil & Gas)	640	800
MiMedx Group, Inc.* (Healthcare-Products)	1,200	13,836
Minerals Technologies, Inc. (Chemicals)	400	27,780
MKS Instruments, Inc. (Semiconductors)	560	20,496
Mobile Mini, Inc. (Storage/Warehousing)	480	19,445
Modine Manufacturing Co.* (Auto Parts & Equipment)	560	7,616
ModusLink Global Solutions, Inc.* (Internet)	880	3,300
Molina Healthcare, Inc.* (Healthcare-Services)	320	17,130
Molycorp, Inc.* (Mining)	2,560	2,254
Momenta Pharmaceuticals, Inc.* (Biotechnology)	640	7,706
MoneyGram International, Inc.* (Commercial Services)	400	3,636
Monmouth Real Estate Investment Corp.— Class A (REIT)	720	7,970
Monolithic Power Systems, Inc. (Semiconductors)	400	19,896
Monotype Imaging Holdings, Inc. (Software)	480	13,838
Monro Muffler Brake, Inc. (Commercial Services)	320	18,496
Monster Worldwide, Inc.* (Commercial Services)	1,200	5,544
Montpelier Re Holdings, Ltd. (Insurance)	480	17,194
Moog, Inc.*—Class A (Aerospace/Defense)	480	35,534
Morgans Hotel Group Co.* (Lodging)	560	4,390
MSA Safety, Inc. (Environmental Control)	320	16,989
Mueller Industries, Inc. (Metal Fabricate/Hardware)	640	21,850
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,840	18,842
Myers Industries, Inc. (Miscellaneous Manufacturing)	400	7,040
MYR Group, Inc.* (Engineering & Construction)	320	8,768
Nanometrics, Inc.* (Semiconductors)	320	5,382
NanoViricides, Inc.* (Pharmaceuticals)	800	2,176
National Bank Holdings Corp. (Holding Companies-Diversified)	480	9,317
National CineMedia, Inc. (Entertainment)	720	10,346
National General Holdings Corp. (Insurance)	480	8,933
National Health Investors, Inc. (REIT)	400	27,984
National Penn Bancshares, Inc. (Banks)	1,360	14,314
Natus Medical, Inc.* (Healthcare-Products)	400	14,416
Nautilus, Inc.* (Leisure Time)	480	7,286
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	2,800	5,292
Navigant Consulting Co.* (Commercial Services)	640	9,837
Navios Maritime Acquisition Corp. (Transportation)	1,360	4,937
Navios Maritime Holdings, Inc. (Transportation)	960	3,946
NBT Bancorp, Inc. (Banks)	480	12,610
NCI Building Systems, Inc.* (Building Materials)	400	7,408
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,440	22,320
Nelnet, Inc.—Class A (Diversified Financial Services)	240	11,119
Neogen Corp.* (Pharmaceuticals)	400	19,836
NeoStem, Inc.* (Healthcare-Services)	480	1,810
NETGEAR, Inc.* (Telecommunications)	400	14,232
NetScout Systems, Inc.* (Computers)	400	14,616
Neuralstem, Inc.* (Biotechnology)	1,120	3,046
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	880	19,659
NeuStar, Inc.*—Class A (Telecommunications)	640	17,792
New Jersey Resources Corp. (Gas)	480	29,376
New Media Investment Group, Inc. (Internet)	400	9,452
New Residential Investment Corp. (REIT)	1,520	19,410
New York & Co., Inc.* (Retail)	800	2,112
New York Mortgage Trust, Inc. (REIT)	1,120	8,635
New York REIT, Inc. (REIT)	1,920	20,333
NewBridge Bancorp* (Banks)	560	4,878
Newpark Resources, Inc.* (Oil & Gas Services)	1,040	9,922
Newport Corp.* (Electronics)	480	9,173
NewStar Financial, Inc.* (Diversified Financial Services)	400	5,120
Nexstar Broadcasting Group, Inc.—Class A (Media)	320	16,573
NIC, Inc. (Internet)	800	14,392
NMI Holdings, Inc.*—Class A (Insurance)	640	5,843
Noranda Aluminum Holding Corp. (Mining)	960	3,379
North Atlantic Drilling, Ltd. (Oil & Gas)	880	1,434
Northern Oil & Gas, Inc.* (Oil & Gas)	720	4,068
Northfield BanCorp, Inc. (Savings & Loans)	640	9,472
Northwest Bancshares, Inc. (Savings & Loans)	1,120	14,034
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	640	3,424
Northwest Natural Gas Co. (Gas)	320	15,968
NorthWestern Corp. (Electric)	400	22,632
Novavax, Inc.* (Biotechnology)	2,480	14,706
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,120	40,062
NRG Yield, Inc. (Electric)	240	11,313
Nutrisystem, Inc. (Commercial Services)	400	7,820
NuVasive, Inc.* (Healthcare-Products)	480	22,637
NxStage Medical, Inc.* (Healthcare-Products)	720	12,910
Oclaro, Inc.* (Telecommunications)	1,760	3,133
Office Depot, Inc.* (Retail)	5,680	48,706
OFG Bancorp (Banks)	560	9,324
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	400	3,336
Old National Bancorp (Banks)	1,200	17,856
Olin Corp. (Chemicals)	880	20,038
Olympic Steel, Inc. (Metal Fabricate/Hardware)	320	5,690
OM Group, Inc. (Chemicals)	400	11,920
Omega Protein Corp.* (Pharmaceuticals)	320	3,382
Omeros Corp.* (Biotechnology)	480	11,894
Omnicell, Inc.* (Software)	400	13,248
OmniVision Technologies, Inc.* (Semiconductors)	640	16,640
Omnova Solutions, Inc.* (Chemicals)	640	5,210
On Assignment, Inc.* (Commercial Services)	560	18,586
Oncothyreon, Inc.* (Biotechnology)	1,280	2,432
ONE Gas, Inc. (Gas)	560	23,083
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	320	5,184
Opko Health, Inc.* (Pharmaceuticals)	2,160	21,578
OraSure Technologies, Inc.* (Healthcare-Products)	800	8,112
Orbcomm, Inc.* (Telecommunications)	720	4,709
Orbital Sciences Corp.* (Aerospace/Defense)	640	17,210
Orbitz Worldwide, Inc.* (Internet)	720	5,926
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,440	8,726
Organovo Holdings, Inc.* (Biotechnology)	880	6,380
Orion Marine Group, Inc.* (Engineering & Construction)	480	5,304
Oritani Financial Corp. (Savings & Loans)	560	8,624
Otter Tail Corp. (Electric)	400	12,384
Outerwall, Inc.* (Retail)	240	18,053
Owens & Minor, Inc. (Pharmaceuticals)	720	25,279

See accompanying notes to financial statements.

154 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Pacific Biosciences of California, Inc.* (Biotechnology)	880	$6,899
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	320	3,306
Pacific Sunwear of California, Inc.* (Retail)	1,280	2,790
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	400	35,465
Pain Therapeutics, Inc.* (Pharmaceuticals)	720	1,462
Papa John’s International, Inc. (Retail)	320	17,856
PAREXEL International Corp.* (Commercial Services)	640	35,559
Park Electrochemical Corp. (Electronics)	240	5,983
Park Sterling Corp. (Banks)	720	5,292
Parker Drilling Co.* (Oil & Gas)	1,520	4,666
Parkervision, Inc.* (Telecommunications)	2,160	1,965
Parkway Properties, Inc. (REIT)	800	14,712
Parsley Energy, Inc.*—Class A (Oil & Gas)	560	8,938
Pattern Energy Group, Inc. (Energy-Alternate Sources)	480	11,837
PDC Energy, Inc.* (Oil & Gas)	400	16,508
PDF Solutions, Inc.* (Software)	400	5,944
PDL BioPharma, Inc. (Biotechnology)	1,840	14,186
Pebblebrook Hotel Trust (REIT)	720	32,853
Pegasystems, Inc. (Software)	480	9,970
Pendrell Corp.* (Commercial Services)	2,800	3,864
Penn National Gaming, Inc.* (Entertainment)	960	13,181
Penn Virginia Corp.* (Oil & Gas)	800	5,344
Pennsylvania REIT (REIT)	800	18,768
PennyMac Mortgage Investment Trust (REIT)	800	16,872
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,800	3,892
Perficient, Inc.* (Internet)	480	8,942
Performant FINL Corp.* (Commercial Services)	480	3,192
Pericom Semiconductor Corp.* (Semiconductors)	400	5,416
Pernix Therapeutics Holdings I* (Pharmaceuticals)	560	5,258
PetMed Express, Inc. (Retail)	320	4,598
PetroQuest Energy, Inc.* (Oil & Gas)	880	3,291
PGT, Inc.* (Building Materials)	720	6,934
PharMerica Corp.* (Pharmaceuticals)	400	8,284
PHH Corp.* (Commercial Services)	640	15,334
Photronics, Inc.* (Semiconductors)	800	6,648
Physicians Realty Trust (REIT)	480	7,968
PICO Holdings, Inc.* (Water)	320	6,032
Piedmont Natural Gas Co., Inc. (Gas)	800	31,528
Pier 1 Imports, Inc. (Retail)	1,040	16,016
Pinnacle Entertainment, Inc.* (Entertainment)	640	14,240
Pinnacle Financial Partners, Inc. (Banks)	400	15,816
Pioneer Energy Services Corp.* (Oil & Gas Services)	720	3,989
Plantronics, Inc. (Telecommunications)	480	25,450
Platinum Underwriters Holdings, Ltd. (Insurance)	320	23,494
Plexus Corp.* (Electronics)	400	16,484
Plug Power, Inc.* (Energy-Alternate Sources)	2,080	6,240
Ply Gem Holdings, Inc.* (Building Materials)	400	5,592
PMC-Sierra, Inc.* (Semiconductors)	2,000	18,320
PNM Resources, Inc. (Electric)	880	26,074
Polycom, Inc.* (Telecommunications)	1,520	20,520
PolyOne Corp. (Chemicals)	960	36,393
Polypore International, Inc.* (Miscellaneous Manufacturing)	480	22,584
Pool Corp. (Distribution/Wholesale)	480	30,451
Popeyes Louisiana Kitchen, Inc.* (Retail)	240	13,505
Portland General Electric Co. (Electric)	800	30,264
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	400	11,328
Post Holdings, Inc.* (Food)	480	20,107
Potlatch Corp. (REIT)	480	20,098
Power Integrations, Inc. (Semiconductors)	320	16,557
PowerSecure International, Inc.* (Electrical Components & Equipment)	400	4,660
Pozen, Inc.* (Pharmaceuticals)	480	3,840
PRA Group, Inc.* (Consumer Finance)	560	32,441
Premiere Global Services, Inc.* (Telecommunications)	640	6,797
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	560	19,444
PRGX Global, Inc.* (Commercial Services)	560	3,203
Primerica, Inc. (Insurance)	560	30,385
Primoris Services Corp. (Pipelines)	480	11,155
PrivateBancorp, Inc. (Banks)	800	26,720
Procera Networks, Inc.* (Telecommunications)	400	2,876
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	8,467
Progress Software Corp.* (Software)	560	15,131
Proofpoint, Inc.* (Software)	400	19,292
PROS Holdings, Inc.* (Software)	320	8,794
Prosperity Bancshares, Inc. (Banks)	720	39,858
Prothena Corp PLC* (Biotechnology)	320	6,643
Proto Labs, Inc.* (Miscellaneous Manufacturing)	240	16,118
Provident Financial Services, Inc. (Savings & Loans)	720	13,003
PTC Therapeutics, Inc.* (Biotechnology)	320	16,566
Puma Biotechnology, Inc.* (Biotechnology)	240	45,426
QLIK Technologies, Inc.* (Software)	960	29,654
QLogic Corp.* (Semiconductors)	1,040	13,853
Quad Graphics, Inc. (Commercial Services)	400	9,184
Quality Distribution, Inc.* (Transportation)	400	4,256
Quality Systems, Inc. (Software)	640	9,978
Qualys, Inc.* (Computers)	240	9,060
Quanex Building Products Corp. (Building Materials)	480	9,014
Quantum Corp.* (Computers)	3,760	6,618
Quicklogic Corp.* (Semiconductors)	960	3,014
Quicksilver Resources, Inc.* (Oil & Gas)	2,000	396
Quidel Corp.* (Healthcare-Products)	400	11,568
QuinStreet, Inc.* (Internet)	720	4,370
Radian Group, Inc. (Insurance)	2,000	33,440
Radio One, Inc.*—Class D (Media)	640	1,069
Radnet, Inc.* (Healthcare-Services)	560	4,782
RAIT Financial Trust (REIT)	1,040	7,977
Rally Software Development COR* (Software)	400	4,548
Rambus, Inc.* (Semiconductors)	1,280	14,195
Ramco-Gershenson Properties Trust (REIT)	800	14,992
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	800	8,416
Raven Industries, Inc. (Miscellaneous Manufacturing)	400	10,000
RBC Bearings, Inc. (Metal Fabricate/Hardware)	240	15,487
RealD, Inc.* (Computers)	560	6,608
RealNetworks, Inc.* (Internet)	480	3,379
RealPage, Inc.* (Software)	640	14,054
Redwood Trust, Inc. (REIT)	960	18,912
Regis Corp.* (Retail)	560	9,386
Renasant Corp. (Banks)	400	11,572
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	480	4,661
Rent-A-Center, Inc. (Commercial Services)	560	20,339
Rentech, Inc.* (Chemicals)	3,040	3,830
Repligen Corp.* (Biotechnology)	400	7,920
Repros Therapeutics, Inc.* (Pharmaceuticals)	320	3,190
Republic Airways Holdings, Inc.* (Airlines)	640	9,338

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
Republic First Bancorp, Inc.* (Banks)	640	$2,400
Resolute Energy Corp.* (Oil & Gas)	1,040	1,373
Resolute Forest Products, Inc.* (Forest Products & Paper)	800	14,088
Resource Capital Corp. (REIT)	1,600	8,064
Resources Connection, Inc. (Commercial Services)	560	9,212
Restoration Hardware Holdings, Inc.* (Retail)	320	30,723
Retail Opportunity Investments Corp. (REIT)	880	14,775
Retailmenot, Inc.* (Internet)	400	5,848
Retrophin, Inc.* (Biotechnology)	400	4,896
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,120	1,512
Rex Energy Corp.* (Oil & Gas)	560	2,856
Rexford Industrial Realty, Inc. (REIT)	400	6,284
Rexnord Corp.* (Metal Fabricate/Hardware)	800	22,568
RF Micro Devices, Inc.* (Telecommunications)	6,080	100,867
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,360	3,087
Rightside Group, Ltd.* (Internet)	160	1,075
RingCentral, Inc.*—Class A (Internet)	400	5,968
RLI Corp. (Insurance)	480	23,712
RLJ Lodging Trust (REIT)	1,360	45,600
Roadrunner Transportation Systems, Inc.* (Transportation)	320	7,472
Rockwell Medical, Inc.* (Healthcare-Products)	560	5,757
Rofin-Sinar Technologies, Inc.* (Electronics)	400	11,508
Rosetta Resources, Inc.* (Oil & Gas)	640	14,278
Rosetta Stone, Inc.* (Software)	400	3,904
Roundy’s, Inc.* (Retail)	720	3,485
Rouse Properties, Inc. (REIT)	480	8,890
RPX Corp.* (Commercial Services)	640	8,819
RSP Permian, Inc.* (Oil & Gas)	240	6,034
RTI Biologics, Inc.* (Biotechnology)	1,040	5,408
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	400	10,104
Rubicon Technology, Inc.* (Semiconductors)	480	2,194
Ruby Tuesday, Inc.* (Retail)	880	6,019
Ruckus Wireless, Inc.* (Telecommunications)	800	9,616
Rudolph Technologies, Inc.* (Semiconductors)	560	5,729
Rush Enterprises, Inc.*—Class A (Retail)	400	12,820
Ruth’s Hospitality Group, Inc. (Retail)	480	7,200
Ryman Hospitality Properties, Inc. (REIT)	480	25,315
S&T Bancorp, Inc. (Banks)	400	11,924
Sabra Health Care REIT, Inc. (REIT)	560	17,007
Safe Bulkers, Inc. (Transportation)	560	2,190
Safeguard Scientifics, Inc.* (Internet)	320	6,342
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	320	8,035
Saia, Inc.* (Transportation)	320	17,716
Sanchez Energy Corp.* (Oil & Gas)	480	4,459
Sanderson Farms, Inc. (Food)	240	20,166
Sandy Spring Bancorp, Inc. (Banks)	320	8,346
Sangamo Biosciences, Inc.* (Biotechnology)	800	12,168
Sanmina Corp.* (Electronics)	880	20,706
Sapiens International Corp. N.V.* (Software)	480	3,538
Sapient Corp.* (Internet)	1,280	31,847
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	480	6,946
ScanSource, Inc.* (Distribution/Wholesale)	320	12,851
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	320	7,219
Scholastic Corp. (Media)	320	11,654
Schulman (A.), Inc. (Chemicals)	320	12,970
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	320	13,536
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	880	7,709
Science Applications International Corp. (Computers)	480	23,774
Scientific Games Corp.*—Class A (Entertainment)	640	8,147
Sciquest, Inc.* (Software)	400	5,780
Scorpio Bulkers, Inc.* (Transportation)	1,600	3,152
Scorpio Tankers, Inc. (Transportation)	2,160	18,770
SeaChange International, Inc.* (Software)	560	3,573
SEACOR Holdings, Inc.* (Oil & Gas Services)	240	17,714
Select Comfort Corp.* (Home Furnishings)	640	17,299
Select Income REIT (REIT)	400	9,764
Select Medical Holdings Corp. (Healthcare-Services)	880	12,672
Selective Insurance Group, Inc. (Insurance)	640	17,389
SemGroup Corp.—Class A (Pipelines)	480	32,827
Semtech Corp.* (Semiconductors)	720	19,850
Senomyx, Inc.* (Food)	640	3,846
Sensient Technologies Corp. (Chemicals)	560	33,789
Sequenom, Inc.* (Biotechnology)	1,680	6,216
ServiceSource International, Inc.* (Commercial Services)	1,040	4,867
SFX Entertainment, Inc.* (Commercial Services)	720	3,262
Shenandoah Telecommunications Co. (Telecommunications)	320	10,000
Ship Finance International, Ltd. (Transportation)	720	10,167
ShoreTel, Inc.* (Telecommunications)	880	6,468
Shutterfly, Inc.* (Internet)	400	16,678
Silicon Graphics International Corp.* (Computers)	560	6,373
Silicon Image, Inc.* (Semiconductors)	1,120	6,182
Silicon Laboratories, Inc.* (Semiconductors)	480	22,858
Silver Bay Realty Trust Corp. (REIT)	480	7,949
Silver Spring Networks, Inc.* (Computers)	480	4,046
Simpson Manufacturing Co., Inc. (Building Materials)	480	16,608
Sinclair Broadcast Group, Inc.—Class A (Media)	720	19,699
Sizmek, Inc.* (Advertising)	400	2,504
Skechers U.S.A., Inc.*—Class A (Apparel)	400	22,100
Skilled Healthcare Group, Inc.*—Class A (Healthcare-Services)	480	4,114
SkyWest, Inc. (Airlines)	640	8,499
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	640	6,061
Snyders-Lance, Inc. (Food)	560	17,108
Solazyme, Inc.* (Energy-Alternate Sources)	880	2,270
Sonic Automotive, Inc.—Class A (Retail)	480	12,979
Sonic Corp. (Retail)	640	17,427
Sonus Networks, Inc.* (Telecommunications)	2,960	11,751
Sotheby’s—Class A (Commercial Services)	640	27,636
South Jersey Industries, Inc. (Gas)	400	23,572
South State Corp. (Banks)	240	16,099
Southwest Gas Corp. (Gas)	480	29,669
Sovran Self Storage, Inc. (REIT)	320	27,910
Spansion, Inc.*—Class A (Computers)	720	24,639
Spartan Motors, Inc. (Auto Parts & Equipment)	720	3,787
SpartanNash Co. (Food)	480	12,547
Spectranetics Corp.* (Healthcare-Products)	480	16,598
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	880	6,098
Speed Commerce, Inc.* (Distribution/Wholesale)	1,040	3,214
Spok Holdings, Inc. (Telecommunications)	320	5,555
Springleaf Holdings, Inc.* (Diversified Financial Services)	320	11,574
SS&C Technologies Holdings, Inc. (Software)	720	42,113
St. Joe Co.* (Real Estate)	720	13,241

See accompanying notes to financial statements.

156 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Staar Surgical Co.* (Healthcare-Products)	480	$4,373
STAG Industrial, Inc. (REIT)	560	13,720
Stage Stores, Inc. (Retail)	400	8,280
Standard Pacific Corp.* (Home Builders)	1,680	12,247
Starwood Waypoint Residential Trust (REIT)	480	12,658
State Bank Financial Corp. (Banks)	400	7,992
Steelcase, Inc.—Class A (Office Furnishings)	960	17,232
Stein Mart, Inc. (Retail)	400	5,848
STERIS Corp. (Healthcare-Products)	640	41,504
Sterling Bancorp (Savings & Loans)	960	13,805
Steven Madden, Ltd.* (Apparel)	640	20,371
Stewart Information Services Corp. (Insurance)	240	8,890
Stifel Financial Corp.* (Diversified Financial Services)	720	36,735
Stillwater Mining Co.* (Mining)	1,280	18,867
Stone Energy Corp.* (Oil & Gas)	640	10,803
Stoneridge, Inc.* (Electronics)	480	6,173
Strategic Hotels & Resorts, Inc.* (REIT)	2,640	34,927
Summit Hotel Properties, Inc. (REIT)	1,040	12,938
Sun Bancorp, Inc.* (Banks)	160	3,104
Sun Communities, Inc. (REIT)	480	29,021
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	240	9,451
SunCoke Energy, Inc. (Coal)	800	15,472
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	800	2,040
Sunstone Hotel Investors, Inc. (REIT)	2,000	33,020
Super Micro Computer, Inc.* (Computers)	400	13,952
Superior Industries International, Inc. (Auto Parts & Equipment)	320	6,333
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	480	3,984
SUPERVALU, Inc.* (Food)	2,240	21,728
Susquehanna Bancshares, Inc. (Banks)	2,080	27,934
Swift Energy Co.* (Oil & Gas)	560	2,268
Swift Transportation Co.* (Transportation)	960	27,484
Sykes Enterprises, Inc.* (Computers)	480	11,266
Symetra Financial Corp. (Insurance)	800	18,440
Synageva BioPharma Corp.* (Biotechnology)	240	22,271
Synaptics, Inc.* (Computers)	400	27,536
Synchronoss Technologies, Inc.* (Software)	400	16,744
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	1,440	4,392
Synergy Resources Corp.* (Oil & Gas)	800	10,032
SYNNEX Corp. (Software)	320	25,011
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,040	2,756
Take-Two Interactive Software, Inc.* (Software)	1,040	29,151
TAL International Group, Inc. (Trucking & Leasing)	400	17,427
Tangoe, Inc.* (Software)	480	6,254
TASER International, Inc.* (Electronics)	640	16,947
Team Health Holdings, Inc.* (Commercial Services)	720	41,422
Team, Inc.* (Commercial Services)	240	9,710
Teekay Tankers, Ltd.—Class A (Transportation)	1,040	5,262
TeleCommunication Systems, Inc.*—Class A (Internet)	1,040	3,245
Teledyne Technologies, Inc.* (Aerospace/Defense)	400	41,096
Telenav, Inc.* (Telecommunications)	560	3,735
Tenneco, Inc.* (Auto Parts & Equipment)	640	36,230
Terreno Realty Corp. (REIT)	400	8,252
Tesco Corp. (Oil & Gas Services)	400	5,128
Tessera Technologies, Inc. (Semiconductors)	640	22,886
TETRA Tech, Inc. (Environmental Control)	720	19,224
TETRA Technologies, Inc.* (Oil & Gas Services)	960	6,413
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	320	12,707
Texas Capital Bancshares, Inc.* (Banks)	480	26,078
Texas Roadhouse, Inc.—Class A (Retail)	800	27,008
Textainer Group Holdings, Ltd. (Trucking & Leasing)	240	8,237
TG Therapeutics, Inc.* (Pharmaceuticals)	400	6,336
The Andersons, Inc. (Agriculture)	320	17,005
The Brink’s Co. (Commercial Services)	560	13,670
The Buckle, Inc. (Retail)	320	16,806
The Cato Corp.—Class A (Retail)	320	13,498
The Cheesecake Factory, Inc. (Retail)	560	28,174
The Children’s Place Retail Stores, Inc. (Retail)	240	13,680
The Corporate Executive Board Co. (Commercial Services)	400	29,012
The Ensign Group, Inc. (Healthcare-Services)	240	10,654
The Finish Line, Inc.—Class A (Retail)	560	13,614
The Fresh Market, Inc.* (Food)	480	19,776
The Geo Group, Inc. (REIT)	800	32,287
The Greenbrier Cos., Inc. (Trucking & Leasing)	320	17,194
The KEYW Holding Corp.* (Computers)	480	4,982
The McClatchy Co.*—Class A (Media)	960	3,187
The Medicines Co.* (Biotechnology)	720	19,922
The Men’s Wearhouse, Inc. (Retail)	480	21,192
The New York Times Co.—Class A (Media)	1,520	20,095
The Pantry, Inc.* (Retail)	320	11,859
The Pep Boys—Manny, Moe & Jack* (Retail)	720	7,070
The Ryland Group, Inc. (Home Builders)	480	18,509
The Ultimate Software Group, Inc.* (Software)	320	46,981
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,360	6,052
Theravance Biopharma, Inc.* (Biotechnology)	320	4,774
Theravance, Inc. (Biotechnology)	880	12,452
Thermon Group Holdings, Inc.* (Oil & Gas Services)	400	9,676
Third Point Reinsurance, Ltd.* (Insurance)	720	10,433
Thoratec Corp.* (Healthcare-Products)	640	20,774
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,040	3,307
Tile Shop Holdings, Inc.* (Retail)	400	3,552
Time, Inc. (Media)	1,200	29,533
Titan International, Inc. (Auto Parts & Equipment)	560	5,953
TiVo, Inc.* (Home Furnishings)	1,280	15,155
Tornier N.V.* (Healthcare-Products)	400	10,200
Tower International, Inc.* (Auto Parts & Equipment)	240	6,132
TowneBank (Banks)	400	6,048
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	400	2,156
TransEnterix, Inc.* (Healthcare-Products)	640	1,862
Tredegar Corp. (Miscellaneous Manufacturing)	320	7,197
TreeHouse Foods, Inc.* (Food)	400	34,212
Tremor Video, Inc.* (Advertising)	720	2,066
Trex Co., Inc.* (Building Materials)	400	17,033
Triangle Petroleum Corp.* (Oil & Gas)	880	4,206
TriMas Corp.* (Miscellaneous Manufacturing)	480	15,019
Triple-S Management Corp.* (Healthcare-Services)	320	7,651
Tristate Capital Holdings, Inc.* (Banks)	320	3,277
Tronox, Ltd. (Chemicals)	720	17,194
TrueBlue, Inc.* (Commercial Services)	480	10,680
Trulia, Inc.* (Internet)	400	18,412
TrustCo Bank Corp. (Banks)	1,200	8,712

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 157

Common Stocks, continued

	Shares	Value
Trustmark Corp. (Banks)	720	$17,669
TTM Technologies, Inc.* (Electronics)	800	6,024
Tuesday Morning Corp.* (Retail)	560	12,152
Tumi Holdings, Inc.* (Household Products/Wares)	560	13,289
Tutor Perini Corp.* (Engineering & Construction)	400	9,628
Tyler Technologies, Inc.* (Software)	320	35,021
U.S. Silica Holdings, Inc. (Mining)	560	14,386
Ubiquiti Networks, Inc. (Telecommunications)	320	9,485
UIL Holdings Corp. (Electric)	640	27,866
Ultra Clean Holdings, Inc.* (Semiconductors)	480	4,454
Ultrapetrol Bahamas, Ltd.* (Transportation)	800	1,712
Ultratech Stepper, Inc.* (Semiconductors)	400	7,424
UMB Financial Corp. (Banks)	400	22,756
Umpqua Holdings Corp. (Banks)	1,760	29,938
Unilife Corp.* (Healthcare-Products)	1,680	5,628
Union Bankshares Corp. (Banks)	560	13,485
Unisys Corp.* (Computers)	560	16,509
United Bankshares, Inc. (Banks)	720	26,964
United Community Banks, Inc. (Banks)	640	12,122
United Community Financial Corp. (Savings & Loans)	960	5,155
United Financial Bancorp, Inc. (Savings & Loans)	640	9,190
United Fire Group, Inc. (Insurance)	240	7,135
United Natural Foods, Inc.* (Food)	560	43,301
United Stationers, Inc. (Distribution/Wholesale)	480	20,237
Universal American Corp.* (Healthcare-Services)	640	5,939
Universal Corp. (Agriculture)	240	10,555
Universal Display Corp.* (Electrical Components & Equipment)	480	13,320
Universal Forest Products, Inc. (Building Materials)	240	12,768
Universal Insurance Holdings, Inc. (Insurance)	480	9,816
Universal Technical Institute, Inc. (Commercial Services)	400	3,936
Unwired Planet, Inc.* (Internet)	1,840	1,840
Urstadt Biddle Properties —Class A (REIT)	320	7,002
US Ecology, Inc. (Environmental Control)	240	9,629
UTI Worldwide, Inc.* (Transportation)	1,120	13,518
VAALCO Energy, Inc.* (Oil & Gas)	800	3,648
Vail Resorts, Inc. (Entertainment)	400	36,453
Valley National Bancorp (Banks)	2,160	20,974
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	480	6,874
Vantage Drilling Co.* (Oil & Gas)	3,040	1,486
VASCO Data Security International, Inc.* (Internet)	480	13,541
Vector Group, Ltd. (Agriculture)	720	15,343
Veeco Instruments, Inc.* (Semiconductors)	480	16,742
Vera Bradley, Inc.* (Retail)	320	6,522
Verastem, Inc.* (Biotechnology)	400	3,656
Verint Systems, Inc.* (Software)	560	32,637
Viad Corp. (Commercial Services)	320	8,531
ViaSat, Inc.* (Telecommunications)	480	30,254
ViewPoint Financial Group, Inc. (Banks)	480	11,448
Violin Memory, Inc.* (Computers)	1,200	5,748
VirnetX Holding Corp.* (Internet)	560	3,074
Virtusa Corp.* (Computers)	320	13,334
Vitamin Shoppe, Inc.* (Retail)	320	15,546
Vitesse Semiconductor Corp.* (Semiconductors)	1,040	3,931
VIVUS, Inc.* (Pharmaceuticals)	1,280	3,686
Vocera Communications, Inc.* (Computers)	400	4,168
Volcano Corp.* (Healthcare-Products)	640	11,443
Vonage Holdings Corp.* (Telecommunications)	2,240	8,534
Vringo, Inc.* (Telecommunications)	1,280	704
W&T Offshore, Inc. (Oil & Gas)	480	3,523
Wabash National Corp.* (Auto Manufacturers)	800	9,888
WageWorks, Inc.* (Diversified Financial Services)	400	25,828
Walter Energy, Inc. (Coal)	960	1,325
Walter Investment Management Corp.* (Diversified Financial Services)	400	6,604
Warren Resources, Inc.* (Oil & Gas)	1,040	1,674
Washington Federal, Inc. (Savings & Loans)	1,120	24,809
Washington REIT (REIT)	720	19,915
Waterstone Financial, Inc. (Savings & Loans)	480	6,312
Watsco, Inc. (Distribution/Wholesale)	240	25,680
Watts Water Technologies, Inc.—Class A (Electronics)	320	20,301
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	560	6,367
Web.com Group, Inc.* (Internet)	560	10,634
WebMD Health Corp.* (Internet)	400	15,820
Webster Financial Corp. (Banks)	960	31,229
Weight Watchers International, Inc.* (Commercial Services)	400	9,936
WellCare Health Plans, Inc.* (Healthcare-Services)	480	39,388
Werner Enterprises, Inc. (Transportation)	480	14,952
WesBanco, Inc. (Banks)	320	11,136
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	640	8,947
West Corp. (Telecommunications)	480	15,840
West Pharmaceutical Services, Inc. (Healthcare-Products)	720	38,333
Westamerica Bancorp (Banks)	320	15,686
Western Alliance Bancorp* (Banks)	800	22,240
Western Asset Mortgage Capital Corp. (REIT)	560	8,232
Western Refining, Inc. (Oil & Gas)	560	21,158
WEX, Inc.* (Commercial Services)	400	39,568
WGL Holdings, Inc. (Gas)	560	30,587
Whitestone REIT (REIT)	320	4,835
Willbros Group, Inc.* (Oil & Gas Services)	560	3,511
Wilshire Bancorp, Inc. (Banks)	880	8,914
Winnebago Industries, Inc. (Home Builders)	320	6,963
Wintrust Financial Corp. (Banks)	480	22,445
WisdomTree Investments, Inc. (Diversified Financial Services)	1,200	18,810
Wolverine World Wide, Inc. (Apparel)	1,120	33,006
Woodward, Inc. (Electronics)	720	35,446
World Wrestling Entertainment, Inc.—Class A (Media)	480	5,923
Worthington Industries, Inc. (Iron/Steel)	560	16,850
Wright Medical Group, Inc.* (Healthcare-Products)	560	15,047
Xcerra Corp.* (Semiconductors)	720	6,595
Xenoport, Inc.* (Pharmaceuticals)	960	8,419
XO Group, Inc.* (Internet)	400	7,284
Xoma Corp.* (Biotechnology)	1,280	4,595
Xoom Corp.* (Commercial Services)	400	7,004
XPO Logistics, Inc.* (Transportation)	560	22,893
YRC Worldwide, Inc.* (Transportation)	400	8,996
Zeltiq Aesthetics, Inc.* (Healthcare-Products)	720	20,095
Zep, Inc. (Chemicals)	320	4,848
ZIOPHARM Oncology, Inc.* (Biotechnology)	960	4,867
Zix Corp.* (Internet)	1,360	4,896
Zoe’s Kitchen, Inc.* (Retail)	320	9,571
Zumiez, Inc.* (Retail)	1,440	55,627
TOTAL COMMON STOCKS (Cost $12,939,928)		17,290,015

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Financial Statements

Contingent Rights(NM)

	Shares	Value
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	$—
Leap Wireless International, Inc.*+(b) (Telecommunications)	800	2,016
Trius Therapeutics, Inc.*+(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d) (44.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $11,123,018	$11,123,000	$11,123,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,123,000)		11,123,000
TOTAL INVESTMENT SECURITIES (Cost $24,064,944)—112.9%		28,415,031
Net other assets (liabilities)—(12.9)%		(3,257,412)
NET ASSETS—100.0%		$25,157,619

+                      These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2014, these securities represent 0.01% of the net assets of the Fund.

*                      Non-income producing security

(a)              Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)              Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $5,447,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	25	3/23/15	$3,002,750	$117,578

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	1/27/15	(0.46)%	$3,114,575	$(36,613)
Russell 2000 Index	Goldman Sachs International	1/27/15	(0.26)%	8,699,623	(102,883)
				11,814,198	(139,496)

iShares Russell 2000 ETF	UBS AG	1/27/15	(0.16)%	5,682,341	(120,529)
Russell 2000 Index	UBS AG	1/27/15	(0.01)%	12,584,790	(186,916)
				18,267,131	(307,445)
				$30,081,329	$(446,941)

^                       Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 159

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$28,556	0.1%
Aerospace/Defense	261,897	1.0%
Agriculture	47,015	0.2%
Airlines	74,295	0.3%
Apparel	104,686	0.4%
Auto Manufacturers	9,888	NM
Auto Parts & Equipment	212,619	0.9%
Banks	1,113,254	4.5%
Biotechnology	663,110	2.7%
Building Materials	209,937	0.8%
Chemicals	375,380	1.5%
Coal	32,649	0.1%
Commercial Services	863,136	3.3%
Computers	475,576	1.9%
Consumer Finance	37,783	0.2%
Cosmetics/Personal Care	6,845	NM
Distribution/Wholesale	134,100	0.6%
Diversified Financial Services	390,275	1.5%
Electric	371,101	1.6%
Electrical Components & Equipment	182,687	0.7%
Electronics	336,933	1.3%
Energy-Alternate Sources	52,829	0.2%
Engineering & Construction	121,448	0.4%
Entertainment	137,149	0.5%
Environmental Control	64,811	0.3%
Food	301,324	1.1%
Forest Products & Paper	88,510	0.4%
Gas	205,063	0.8%
Hand/Machine Tools	21,017	0.1%
Healthcare-Products	698,966	2.8%
Healthcare-Services	276,808	1.1%
Holding Companies-Diversified	22,910	0.1%
Home Builders	100,529	0.4%
Home Furnishings	82,036	0.4%
Household Products/Wares	53,194	0.3%
Housewares	10,061	NM
Insurance	509,393	2.0%
Internet	385,949	1.5%
Internet Software & Services	29,936	0.1%
Investment Companies	17,440	0.1%
Iron/Steel	54,425	0.2%
Leisure Time	110,947	0.4%
Lodging	64,069	0.3%
Machinery-Diversified	105,604	0.5%
Media	220,233	0.9%
Metal Fabricate/Hardware	112,582	0.5%
Mining	118,349	0.5%
Miscellaneous Manufacturing	276,787	1.1%
Multi-National	12,040	NM
Office Furnishings	85,607	0.4%
Oil & Gas	278,416	1.2%
Oil & Gas Services	190,742	0.7%
Packaging & Containers	77,141	0.3%
Pharmaceuticals	681,170	2.7%
Pipelines	43,982	0.2%
Real Estate	99,607	0.4%
REIT	1,626,449	6.5%
Retail	1,054,684	4.0%
Savings & Loans	270,336	1.1%
Semiconductors	662,612	2.6%
Software	916,029	3.6%
Storage/Warehousing	28,392	0.1%
Telecommunications	652,037	2.6%
Toys/Games/Hobbies	4,154	NM
Transportation	353,794	1.4%
Trucking & Leasing	42,858	0.2%
Water	37,890	0.1%
Other**	7,865,588	31.3%
Total	$25,157,619	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$24,064,944
Securities, at value	17,292,031
Repurchase agreements, at value	11,123,000
Total Investment Securities, at value	28,415,031
Cash	369
Segregated cash balances with brokers	136,500
Segregated cash balances with custodian	738
Dividends and interest receivable	21,101
Receivable for capital shares issued	451,112
Receivable for investments sold	54,554
Prepaid expenses	157
TOTAL ASSETS	29,079,562

LIABILITIES:
Payable for investments purchased	50,440
Payable for capital shares redeemed	3,332,805
Unrealized loss on swap agreements	446,941
Variation margin on futures contracts	19,500
Advisory fees payable	19,441
Management services fees payable	2,592
Administration fees payable	890
Administrative services fees payable	12,172
Distribution fees payable	11,869
Trustee fees payable	9
Transfer agency fees payable	1,425
Fund accounting fees payable	1,693
Compliance services fees payable	140
Other accrued expenses	22,026
TOTAL LIABILITIES	3,921,943
NET ASSETS	$25,157,619

NET ASSETS CONSIST OF:
Capital	$22,596,999
Accumulated net investment income (loss)	(10,922)
Accumulated net realized gains (losses) on investments	(1,449,182)
Net unrealized appreciation (depreciation) on investments	4,020,724
NET ASSETS	$25,157,619

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,177,772
Net Asset Value (offering and redemption price per share)	$21.36

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$223,783
Interest	2,402
Foreign tax withholding	(68)
TOTAL INVESTMENT INCOME	226,117

EXPENSES:
Advisory fees	224,664
Management services fees	29,955
Administration fees	11,967
Transfer agency fees	18,338
Administrative services fees	78,884
Distribution fees	74,888
Custody fees	12,356
Fund accounting fees	32,091
Trustee fees	713
Compliance services fees	276
Other fees	42,443
Total Gross Expenses before reductions	526,575
Expenses reduced and reimbursed by the Advisor	(23,326)
TOTAL NET EXPENSES	503,249
NET INVESTMENT INCOME (LOSS)	(277,132)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,049,771
Net realized gains (losses) on futures contracts	240,266
Net realized gains (losses) on swap agreements	881,011
Change in net unrealized appreciation/depreciation on investments	(1,234,074)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	936,974

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$659,842

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 161

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(277,132)	$(244,651)
Net realized gains (losses) on investments	2,171,048	12,917,843
Change in net unrealized appreciation/depreciation on investments	(1,234,074)	3,258,007
Change in net assets resulting from operations	659,842	15,931,199

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,961,937)	—
Change in net assets resulting from distributions	(4,961,937)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	352,788,491	329,162,475
Dividends reinvested	4,961,927	—
Value of shares redeemed	(363,554,279)	(329,280,308)
Change in net assets resulting from capital transactions	(5,803,861)	(117,833)
Change in net assets	(10,105,956)	15,813,366

NET ASSETS:
Beginning of period	35,263,575	19,450,209
End of period	$25,157,619	$35,263,575
Accumulated net investment income (loss)	$(10,922)	$(10,018)

SHARE TRANSACTIONS:
Issued	16,427,510	17,743,887
Reinvested	258,298	—
Redeemed	(16,924,019)	(17,784,966)
Change in shares	(238,211)	(41,079)

See accompanying notes to financial statements.

162 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$24.90	$13.35	$10.30	$16.15	$10.89

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.18)	(0.10)	(0.20)	(0.18)
Net realized and unrealized gains (losses) on investments	1.05	11.73	3.15	(1.96)	5.44
Total income (loss) from investment activities	0.85	11.55	3.05	(2.16)	5.26

Distributions to Shareholders From:
Net realized gains on investments	(4.39)	—	—	(3.53)	—
Return of capital	—	—	—	(0.16)	—
Total distributions	(4.39)	—	—	(3.69)	—

Net Asset Value, End of Period	$21.36	$24.90	$13.35	$10.30	$16.15

Total Return	5.38%	86.52%	29.61%	(18.83)%	48.44%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.80%	1.94%	1.84%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.93)%	(0.95)%	(0.86)%	(1.50)%	(1.41)%

Supplemental Data:
Net assets, end of period (000’s)	$25,158	$35,264	$19,450	$19,060	$32,266
Portfolio turnover rate(b)	16%	32%	59%	38%	211%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraNASDAQ-100 :: 163

ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of 35.84%. For the same period, the Index had a total return of 19.40%(1) and a volatility of 14.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified market capitalization- weighted methodology.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNASDAQ-100	35.84%	34.16%	12.92%
NASDAQ-100 Index	19.40%	19.23%	10.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNASDAQ-100	1.72%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Futures Contracts	12%
Swap Agreements	142%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.9%
Microsoft Corp.	3.5%
Google, Inc.	3.0%
Intel Corp.	1.6%
Facebook, Inc.	1.6%

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	32%
Consumer, Non-Cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)             The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)            1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

164 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (44.2%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,909	$139,216
Adobe Systems, Inc.* (Software)	4,794	348,524
Akamai Technologies, Inc.* (Software)	1,692	106,528
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,927	356,553
Altera Corp. (Semiconductors)	2,914	107,643
Amazon.com, Inc.* (Internet)	4,465	1,385,712
American Airlines Group, Inc. (Airlines)	6,909	370,530
Amgen, Inc. (Biotechnology)	7,332	1,167,914
Analog Devices, Inc. (Semiconductors)	3,008	167,004
Apple Computer, Inc. (Computers)	56,494	6,235,807
Applied Materials, Inc. (Semiconductors)	11,750	292,810
Autodesk, Inc.* (Software)	2,209	132,673
Automatic Data Processing, Inc. (Commercial Services)	4,653	387,921
Avago Technologies, Ltd. (Semiconductors)	2,444	245,842
Baidu, Inc.*ADR (Internet)	2,679	610,732
Bed Bath & Beyond, Inc.* (Retail)	1,786	136,040
Biogen Idec, Inc.* (Biotechnology)	2,256	765,799
Broadcom Corp.—Class A (Semiconductors)	5,217	226,053
C.H. Robinson Worldwide, Inc. (Transportation)	1,410	105,595
CA, Inc. (Software)	4,277	130,235
Catamaran Corp.* (Pharmaceuticals)	2,021	104,587
Celgene Corp.* (Biotechnology)	7,708	862,217
Cerner Corp.* (Software)	3,290	212,731
Charter Communications, Inc.*—Class A (Media)	1,034	172,285
Check Point Software Technologies, Ltd.* (Software)	1,833	144,019
Cisco Systems, Inc. (Telecommunications)	49,256	1,370,056
Citrix Systems, Inc.* (Software)	1,551	98,954
Cognizant Technology Solutions Corp.* (Computers)	5,875	309,377
Comcast Corp.—Class A (Media)	20,727	1,202,372
Comcast Corp.—Class A (Media)	3,995	229,972
Costco Wholesale Corp. (Retail)	4,230	599,603
DIRECTV*—Class A (Media)	4,841	419,715
Discovery Communications, Inc.*—Class A (Media)	1,410	48,575
Discovery Communications, Inc.*—Class C (Media)	2,773	93,506
DISH Network Corp.*—Class A (Media)	2,162	157,588
Dollar Tree, Inc.* (Retail)	1,974	138,930
eBay, Inc.* (Internet)	11,985	672,598
Electronic Arts, Inc.* (Software)	3,008	141,421
Equinix, Inc. (Internet)	517	117,219
Expeditors International of Washington, Inc. (Transportation)	1,880	83,867
Express Scripts Holding Co.* (Pharmaceuticals)	7,050	596,923
Facebook, Inc.*—Class A (Internet)	21,432	1,672,124
Fastenal Co. (Distribution/Wholesale)	2,867	136,355
Fiserv, Inc.* (Software)	2,350	166,780
Garmin, Ltd. (Electronics)	1,833	96,837
Gilead Sciences, Inc.* (Biotechnology)	14,523	1,368,939
Google, Inc.*—Class A (Internet)	2,726	1,446,579
Google, Inc.*—Class C (Internet)	3,290	1,731,855
Henry Schein, Inc.* (Healthcare-Products)	799	108,784
Illumina, Inc.* (Biotechnology)	1,363	251,583
Intel Corp. (Semiconductors)	46,577	1,690,279
Intuit, Inc. (Software)	2,773	255,643
Intuitive Surgical, Inc.* (Healthcare-Products)	329	174,021
Keurig Green Mountain, Inc. (Beverages)	1,551	205,345
KLA-Tencor Corp. (Semiconductors)	1,598	112,371
Kraft Foods Group, Inc. (Food)	5,687	356,347
Lam Research Corp. (Semiconductors)	1,551	123,056
Liberty Global PLC*—Class A (Media)	2,397	120,341
Liberty Global PLC* (Media)	6,204	299,715
Liberty Media Corp.*—Class C (Media)	2,209	77,381
Liberty Media Corp.* (Media)	987	34,811
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,324	127,212
Liberty Ventures* (Internet)	1,316	49,640
Linear Technology Corp. (Semiconductors)	2,303	105,017
Marriott International, Inc.—Class A (Lodging)	2,726	212,710
Mattel, Inc. (Toys/Games/Hobbies)	3,243	100,355
Micron Technology, Inc.* (Semiconductors)	10,340	362,003
Microsoft Corp. (Software)	79,430	3,689,523
Mondelez International, Inc.—Class A (Food)	16,168	587,302
Monster Beverage Corp.* (Beverages)	1,598	173,143
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,619	204,003
NetApp, Inc. (Computers)	3,008	124,682
Netflix, Inc.* (Internet)	564	192,668
NVIDIA Corp. (Semiconductors)	5,217	104,601
NXP Semiconductors N.V.* (Semiconductors)	2,209	168,768
O’Reilly Automotive, Inc.* (Retail)	987	190,116
PACCAR, Inc. (Auto Manufacturers)	3,431	233,341
Paychex, Inc. (Software)	3,478	160,579
Priceline.com, Inc.* (Internet)	517	589,489
Qualcomm, Inc. (Semiconductors)	16,027	1,191,287
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	940	385,635
Ross Stores, Inc. (Retail)	2,021	190,499
SanDisk Corp. (Computers)	2,115	207,228
SBA Communications Corp.*—Class A (Engineering & Construction)	1,222	135,349
Seagate Technology PLC (Computers)	3,149	209,409
Sigma-Aldrich Corp. (Chemicals)	1,128	154,841
Sirius XM Holdings, Inc.* (Media)	52,922	185,227
Staples, Inc. (Retail)	6,157	111,565
Starbucks Corp. (Retail)	7,191	590,022
Stericycle, Inc.* (Environmental Control)	799	104,733
Symantec Corp. (Internet)	6,627	170,016
Tesla Motors, Inc.* (Auto Manufacturers)	1,222	271,785
Texas Instruments, Inc. (Semiconductors)	10,199	545,290
Tractor Supply Co. (Retail)	1,316	103,727
TripAdvisor, Inc.* (Internet)	1,269	94,744
Twenty-First Century Fox, Inc.—Class B (Media)	7,708	284,348
Twenty-First Century Fox, Inc.—Class A (Media)	13,066	501,801
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,598	102,352
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,303	273,596
Viacom, Inc.—Class B (Media)	3,478	261,720
VimpelCom, Ltd.ADR (Telecommunications)	16,920	70,641
Vodafone Group PLCADR (Telecommunications)	4,700	160,599
Western Digital Corp. (Computers)	2,256	249,739
Whole Foods Market, Inc. (Food)	3,478	175,361
Wynn Resorts, Ltd. (Lodging)	987	146,826
Xilinx, Inc. (Semiconductors)	2,538	109,870
Yahoo!, Inc.* (Internet)	9,118	460,550
TOTAL COMMON STOCKS (Cost $26,076,389)		46,448,704

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 165

Repurchase Agreements(a)(b) (32.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $33,843,055	$33,843,000	$33,843,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,843,000)		33,843,000
TOTAL INVESTMENT SECURITIES (Cost $59,919,389)—76.3%		80,291,704
Net other assets (liabilities)—23.7%		24,973,521
NET ASSETS—100.0%		$105,265,225

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $14,980,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	154	3/23/15	$13,037,640	$31,282

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/15	0.94%	$44,297,869	$(495,042)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	1/27/15	0.74%	28,178,855	(228,375)
				72,476,724	(723,417)
NASDAQ-100 Index	UBS AG	1/27/15	0.49%	43,580,648	(633,955)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	1/27/15	0.44%	33,691,852	(425,132)
				77,272,500	(1,059,087)
				$149,749,224	$(1,782,504)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Airlines	$370,530	0.4%
Auto Manufacturers	505,126	0.5%
Beverages	378,488	0.4%
Biotechnology	5,432,236	5.2%
Chemicals	154,841	0.1%
Commercial Services	490,273	0.5%
Computers	7,336,242	7.1%
Distribution/Wholesale	136,355	0.1%
Electronics	96,837	0.1%
Engineering & Construction	135,349	0.1%
Environmental Control	104,733	0.1%
Food	1,119,010	1.0%
Healthcare-Products	282,805	0.3%
Internet	9,321,138	8.8%
Lodging	359,536	0.3%
Media	4,089,357	3.8%
Pharmaceuticals	905,513	0.9%
Retail	2,060,502	2.0%
Semiconductors	5,551,894	5.3%
Software	5,726,826	5.4%
Telecommunications	1,601,296	1.5%
Toys/Games/Hobbies	100,355	0.1%
Transportation	189,462	0.2%
Other**	58,816,521	55.8%
Total	$105,265,225	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

166 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$59,919,389
Securities, at value	46,448,704
Repurchase agreements, at value	33,843,000
Total Investment Securities, at value	80,291,704
Cash	2,541
Segregated cash balances with brokers	600,600
Segregated cash balances with custodian	904
Dividends and interest receivable	16,947
Receivable for capital shares issued	29,017,099
Prepaid expenses	279
TOTAL ASSETS	109,930,074

LIABILITIES:
Payable for capital shares redeemed	2,567,241
Unrealized loss on swap agreements	1,782,504
Variation margin on futures contracts	143,990
Advisory fees payable	50,203
Management services fees payable	6,694
Administration fees payable	2,910
Administrative services fees payable	29,612
Distribution fees payable	30,253
Trustee fees payable	31
Transfer agency fees payable	4,659
Fund accounting fees payable	5,535
Compliance services fees payable	403
Other accrued expenses	40,814
TOTAL LIABILITIES	4,664,849
NET ASSETS	$105,265,225

NET ASSETS CONSIST OF:
Capital	$83,195,026
Accumulated net investment income (loss)	2,565
Accumulated net realized gains (losses) on investments	3,446,541
Net unrealized appreciation (depreciation) on investments	18,621,093
NET ASSETS	$105,265,225

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,504,448

Net Asset Value (offering and redemption price per share)	$69.97

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$619,963
Interest	6,034
TOTAL INVESTMENT INCOME	625,997

EXPENSES:
Advisory fees	489,313
Management services fees	65,241
Administration fees	25,928
Transfer agency fees	39,899
Administrative services fees	177,037
Distribution fees	163,104
Custody fees	13,609
Fund accounting fees	49,503
Trustee fees	1,420
Compliance services fees	691
Other fees	96,119
Total Gross Expenses before reductions	1,121,864
Expenses reduced and reimbursed by the Advisor	(25,801)
TOTAL NET EXPENSES	1,096,063
NET INVESTMENT INCOME (LOSS)	(470,066)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(52,260)
Net realized gains (losses) on futures contracts	1,226,655
Net realized gains (losses) on swap agreements	11,935,607
Change in net unrealized appreciation/depreciation on investments	3,947,846
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	17,057,848

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,587,782

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 167

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(470,066)	$(344,617)
Net realized gains (losses) on investments	13,110,002	18,812,011
Change in net unrealized appreciation/depreciation on investments	3,947,846	5,910,032
Change in net assets resulting from operations	16,587,782	24,377,426

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,097,911,008	625,532,775
Value of shares redeemed	(1,074,171,727)	(614,425,922)
Change in net assets resulting from capital transactions	23,739,281	11,106,853
Change in net assets	40,327,063	35,484,279

NET ASSETS:
Beginning of period	64,938,162	29,453,883
End of period	$105,265,225	$64,938,162
Accumulated net investment income (loss)	$2,565	$1,689

SHARE TRANSACTIONS:
Issued	18,661,175	16,761,180
Redeemed	(18,417,457)	(16,524,123)
Change in shares	243,718	237,057

See accompanying notes to financial statements.

168 :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$51.51	$28.77	$21.51	$21.77	$16.10

Investment Activities:
Net investment income (loss)(a)	(0.42)	(0.33)	(0.23)	(0.28)	(0.21)
Net realized and unrealized gains (losses) on investments	18.88	23.07	7.49	0.02	5.88
Total income (loss) from investment activities	18.46	22.74	7.26	(0.26)	5.67

Net Asset Value, End of Period	$69.97	$51.51	$28.77	$21.51	$21.77

Total Return	35.84%	79.04%	33.75%	(1.19)%	35.22%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.72%	1.82%	1.77%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.72)%	(0.88)%	(0.79)%	(1.25)%	(1.24)%

Supplemental Data:
Net assets, end of period (000’s)	$105,265	$64,938	$29,454	$34,817	$42,908
Portfolio turnover rate(b)	77%	27%	36%	24%	26%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Bear :: 169

ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -14.25%. For the same period, the Index had a total return of 13.69%(1) and a volatility of 11.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-14.25%	-17.02%	-9.60%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-Cyclical	24%
Financial	17%
Technology	14%
Communications	11%
Industrial	10%
Consumer, Cyclical	10%
Energy	8%
Utilities	3%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

170 :: ProFund VP Bear :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $8,749,014	$8,749,000	$8,749,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,749,000)		8,749,000
TOTAL INVESTMENT SECURITIES (Cost $8,749,000)—101.9%		8,749,000
Net other assets (liabilities)—(1.9)%		(161,287)
NET ASSETS—100.0%		$8,587,713

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $946,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	13	3/23/15	$1,333,963	$(21,376)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/15	(0.59)%	$(5,916,215)	$90,466
S&P 500	UBS AG	1/27/15	(0.44)%	(1,325,413)	23,878
				$(7,241,628)	$114,344

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 171

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$8,749,000
Repurchase agreements, at value	8,749,000
Total Investment Securities, at value	8,749,000
Segregated cash balances with brokers	88,985
Interest receivable	7
Unrealized gain on swap agreements	114,344
Receivable for capital shares issued	234,848
Variation margin on futures contracts	14,138
Prepaid expenses	674
TOTAL ASSETS	9,201,996

LIABILITIES:
Payable for capital shares redeemed	571,286
Cash overdraft	20,930
Advisory fees payable	5,127
Management services fees payable	684
Administration fees payable	272
Administrative services fees payable	3,879
Distribution fees payable	4,321
Transfer agency fees payable	436
Fund accounting fees payable	518
Compliance services fees payable	47
Other accrued expenses	6,783
TOTAL LIABILITIES	614,283
NET ASSETS	$8,587,713

NET ASSETS CONSIST OF:
Capital	$66,693,177
Accumulated net realized gains (losses) on investments	(58,198,432)
Net unrealized appreciation (depreciation) on investments	92,968
NET ASSETS	$8,587,713

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	880,664
Net Asset Value (offering and redemption price per share)	$9.75

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$2,207

EXPENSES:
Advisory fees	83,730
Management services fees	11,164
Administration fees	4,538
Transfer agency fees	6,971
Administrative services fees	32,696
Distribution fees	27,910
Custody fees	8,396
Fund accounting fees	8,548
Trustee fees	260
Compliance services fees	99
Other fees	12,468
Total Gross Expenses before reductions	196,780
Expenses reduced and reimbursed by the Advisor	(9,226)
TOTAL NET EXPENSES	187,554
NET INVESTMENT INCOME (LOSS)	(185,347)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(367,925)
Net realized gains (losses) on swap agreements	(1,962,919)
Change in net unrealized appreciation/depreciation on investments	262,262
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,068,582)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,253,929)

See accompanying notes to financial statements.

172 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(185,347)	$(257,556)
Net realized gains (losses) on investments	(2,330,844)	(5,168,516)
Change in net unrealized appreciation/depreciation on investments	262,262	(96,615)
Change in net assets resulting from operations	(2,253,929)	(5,522,687)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	116,059,477	243,967,997
Value of shares redeemed	(119,891,988)	(236,781,366)
Change in net assets resulting from capital transactions	(3,832,511)	7,186,631
Change in net assets	(6,086,440)	1,663,944

NET ASSETS:
Beginning of period	14,674,153	13,010,209
End of period	$8,587,713	$14,674,153

SHARE TRANSACTIONS:
Issued	10,903,951	18,835,788
Redeemed	(11,314,244)	(18,385,391)
Change in shares	(410,293)	450,397

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear :: 173

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$11.37	$15.48	$18.56	$20.37	$24.79

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.22)	(0.26)	(0.32)	(0.37)
Net realized and unrealized gains (losses) on investments	(1.44)	(3.89)	(2.82)	(1.49)	(4.05)
Total income (loss) from investment activities	(1.62)	(4.11)	(3.08)	(1.81)	(4.42)

Net Asset Value, End of Period	$9.75	$11.37	$15.48	$18.56	$20.37

Total Return	(14.25)%	(26.55)%	(16.59)%	(8.89)%	(17.80)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.74%	1.78%	1.71%	1.75%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$8,588	$14,674	$13,010	$22,381	$26,303
Portfolio turnover rate(b)	—	—	—	—	599	%(c)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

174 :: ProFund VP Short Mid-Cap :: Management Discussion of Fund Performance

ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -12.44%. For the same period, the Index had a total return of 9.77%(1) and a volatility of 13.03%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Short Mid-Cap	-12.44%	-18.98%	-12.87%
S&P MidCap 400	9.77%	16.54%	9.71%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	2.06%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P Midcap 400 – Composition

% of Index
Financial	23%
Industrial	19%
Consumer, Non-Cyclical	17%
Consumer, Cyclical	13%
Technology	10%
Utilities	5%
Basic Materials	5%
Energy	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Mid-Cap :: 175

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $541,001	$541,000	$541,000
TOTAL REPURCHASE AGREEMENTS (Cost $541,000)		541,000
TOTAL INVESTMENT SECURITIES (Cost $541,000)—98.8%		541,000
Net other assets (liabilities)—1.2%		6,616
NET ASSETS—100.0%		$547,616

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $269,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/15	(0.09)%	$(139,464)	$2,073
S&P MidCap 400	UBS AG	1/27/15	(0.04)%	(406,137)	5,842
				$(545,601)	$7,915

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

176 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$541,000
Repurchase agreements, at value	541,000
Total Investment Securities, at value	541,000
Cash	603
Unrealized gain on swap agreements	7,915
Prepaid expenses	51
TOTAL ASSETS	549,569

LIABILITIES:
Payable for capital shares redeemed	287
Advisory fees payable	189
Management services fees payable	25
Administration fees payable	13
Administrative services fees payable	130
Distribution fees payable	251
Transfer agency fees payable	21
Fund accounting fees payable	25
Compliance services fees payable	3
Other accrued expenses	1,009
TOTAL LIABILITIES	1,953
NET ASSETS	$547,616

NET ASSETS CONSIST OF:
Capital	$2,713,732
Accumulated net realized gains (losses) on investments	(2,174,031)
Net unrealized appreciation (depreciation) on investments	7,915
NET ASSETS	$547,616

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	77,808
Net Asset Value (offering and redemption price per share)	$7.04

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$157

EXPENSES:
Advisory fees	6,193
Management services fees	825
Administration fees	339
Transfer agency fees	520
Administrative services fees	2,259
Distribution fees	2,064
Custody fees	6,990
Fund accounting fees	641
Trustee fees	17
Compliance services fees	7
Other fees	889
Total Gross Expenses before reductions	20,744
Expenses reduced and reimbursed by the Advisor	(6,873)
TOTAL NET EXPENSES	13,871
NET INVESTMENT INCOME (LOSS)	(13,714)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(182,288)
Change in net unrealized appreciation/depreciation on investments	28,721
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(153,567)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(167,281)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 177

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(13,714)	$(19,657)
Net realized gains (losses) on investments	(182,288)	(428,517)
Change in net unrealized appreciation/depreciation on investments	28,721	(10,148)
Change in net assets resulting from operations	(167,281)	(458,322)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,088,148	56,993,828
Value of shares redeemed	(40,798,936)	(57,159,775)
Change in net assets resulting from capital transactions	289,212	(165,947)
Change in net assets	121,931	(624,269)

NET ASSETS:
Beginning of period	425,685	1,049,954
End of period	$547,616	$425,685

SHARE TRANSACTIONS:
Issued	5,455,980	6,242,364
Redeemed	(5,431,213)	(6,283,761)
Change in shares	24,767	(41,397)

See accompanying notes to financial statements.

178 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$8.03	$11.12	$13.72	$14.95	$20.16

Investment Activities:
Net investment income (loss)(a)	(0.13)	(0.15)	(0.19)	(0.23)	(0.29)
Net realized and unrealized gains (losses) on investments	(0.86)	(2.94)	(2.41)	(1.00)	(4.92)
Total income (loss) from investment activities	(0.99)	(3.09)	(2.60)	(1.23)	(5.21)

Net Asset Value, End of Period	$7.04	$8.03	$11.12	$13.72	$14.95

Total Return	(12.44)%	(27.70)%	(18.95)%	(8.23)%	(25.84)%

Ratios to Average Net Assets:
Gross expenses	2.51%	2.06%	1.95%	1.84%	1.72%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$548	$426	$1,050	$2,622	$1,775
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Small-Cap :: 179

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -9.23%. For the same period, the Index had a total return of 4.89%(1) and a volatility of 16.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Short Small-Cap	-9.23%	-20.05%	-13.11%
Russell 2000 Index	4.89%	15.55%	7.77%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(80)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index
Financial	25%
Consumer, Non-Cyclical	21%
Consumer, Cyclical	13%
Industrial	13%
Technology	11%
Communications	7%
Utilities	4%
Basic Materials	3%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

180 :: ProFund VP Short Small-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $1,826,003	$1,826,000	$1,826,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,826,000)		1,826,000
TOTAL INVESTMENT SECURITIES (Cost $1,826,000)—98.4%		1,826,000
Net other assets (liabilities)—1.6%		29,861
NET ASSETS—100.0%		$1,855,861

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $351,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	3/23/15	$360,330	$(13,145)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	1/27/15	0.76%	$(721,438)	$7,975
Russell 2000 Index	UBS AG	1/27/15	0.46%	(764,701)	8,798
				$(1,486,139)	$16,773

^  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 181

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$1,826,000
Repurchase agreements, at value	1,826,000
Total Investment Securities, at value	1,826,000
Cash	900
Segregated cash balances with brokers	17,280
Unrealized gain on swap agreements	16,773
Variation margin on futures contracts	2,340
Prepaid expenses	13
TOTAL ASSETS	1,863,306

LIABILITIES:
Payable for capital shares redeemed	920
Advisory fees payable	651
Management services fees payable	87
Administration fees payable	70
Administrative services fees payable	1,171
Distribution fees payable	1,342
Transfer agency fees payable	112
Fund accounting fees payable	133
Compliance services fees payable	13
Other accrued expenses	2,946
TOTAL LIABILITIES	7,445
NET ASSETS	$1,855,861

NET ASSETS CONSIST OF:
Capital	$5,772,858
Accumulated net realized gains (losses) on investments	(3,920,625)
Net unrealized appreciation (depreciation) on investments	3,628
NET ASSETS	$1,855,861

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	95,337
Net Asset Value (offering and redemption price per share)	$19.47

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$613

EXPENSES:
Advisory fees	23,068
Management services fees	3,076
Administration fees	1,261
Transfer agency fees	1,932
Administrative services fees	7,875
Distribution fees	7,689
Custody fees	8,061
Fund accounting fees	2,371
Trustee fees	72
Compliance services fees	28
Other fees	4,935
Total Gross Expenses before reductions	60,368
Expenses reduced and reimbursed by the Advisor	(8,696)
TOTAL NET EXPENSES	51,672
NET INVESTMENT INCOME (LOSS)	(51,059)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(34,340)
Net realized gains (losses) on swap agreements	(371,364)
Change in net unrealized appreciation/depreciation on investments	26,152
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(379,552)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(430,611)

See accompanying notes to financial statements.

182 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014		Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(51,059)		$(72,657)
Net realized gains (losses) on investments	(405,704)		(1,812,842)
Change in net unrealized appreciation/depreciation on investments	26,152		35,883
Change in net assets resulting from operations	(430,611)		(1,849,616)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	99,095,412		107,495,541
Value of shares redeemed	(98,866,304)		(107,992,095)
Change in net assets resulting from capital transactions	229,108		(496,554)
Change in net assets	(201,503)		(2,346,170)

NET ASSETS:
Beginning of period	2,057,364		4,403,534
End of period	$1,855,861		$2,057,364

SHARE TRANSACTIONS:
Issued	4,696,401	(a)	4,175,669	(a)
Redeemed	(4,696,938	)(a)	(4,220,867	)(a)
Change in shares	(537)		(45,198)

(a)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$21.45	$31.20	$38.50	$42.35	$59.60

Investment Activities:
Net investment income (loss)(b)	(0.35)	(0.45)	(0.55)	(0.65)	(0.85)
Net realized and unrealized gains (losses) on investments	(1.63)	(9.30)	(6.75)	(3.20)	(16.40)
Total income (loss) from investment activities	(1.98)	(9.75)	(7.30)	(3.85)	(17.25)

Net Asset Value, End of Period	$19.47	$21.45	$31.20	$38.50	$42.35

Total Return	(9.23)%	(31.25)%	(18.96)%	(9.09)%	(28.94)%

Ratios to Average Net Assets:
Gross expenses	1.96%	1.83%	1.87%	1.78%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.66)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$1,856	$2,057	$4,404	$6,022	$5,904
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

184 :: ProFund VP Short Dow 30 :: Management Discussion of Fund Performance

ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -11.48%. For the same period, the Index had a total return of 10.04%(1) and a volatility of 10.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP Short Dow 30	-11.48%	-17.93%	-12.35%
Dow Jones Industrial Average	10.04%	14.22%	8.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	6.85%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	26%
Industrial	19%
Consumer, Non-Cyclical	15%
Consumer, Cyclical	14%
Technology	9%
Energy	7%
Communications	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Dow 30 :: 185

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 12/31/14, due 1/2/15, total to be received $76,000	$76,000	$76,000
TOTAL REPURCHASE AGREEMENTS (Cost $76,000)		76,000
TOTAL INVESTMENT SECURITIES (Cost $76,000)—99.2%		76,000
Net other assets (liabilities)—0.8%		647
NET ASSETS—100.0%		$76,647

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $33,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/15	(0.44)%	$(2,255)	$27
Dow Jones Industrial Average	UBS AG	1/27/15	(0.24)%	(74,235)	878
				$(76,490)	$905

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

186 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$76,000
Repurchase agreements, at value	76,000
Total Investment Securities, at value	76,000
Cash	143
Unrealized gain on swap agreements	905
Receivable from Advisor	200
TOTAL ASSETS	77,248

LIABILITIES:
Payable for capital shares redeemed	4
Administration fees payable	2
Administrative services fees payable	30
Distribution fees payable	36
Transfer agency fees payable	4
Fund accounting fees payable	5
Other accrued expenses	520
TOTAL LIABILITIES	601
NET ASSETS	$76,647

NET ASSETS CONSIST OF:
Capital	$173,166
Accumulated net realized gains (losses) on investments	(97,424)
Net unrealized appreciation (depreciation) on investments	905
NET ASSETS	$76,647

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,359
Net Asset Value (offering and redemption price per share)	$17.58

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$9
EXPENSES:
Advisory fees	450
Management services fees	60
Administration fees	24
Transfer agency fees	38
Administrative services fees	88
Distribution fees	150
Custody fees	6,317
Fund accounting fees	46
Trustee fees	1
Compliance services fees	1
Other fees	228
Total Gross Expenses before reductions	7,403
Expenses reduced and reimbursed by the Advisor	(6,395)
TOTAL NET EXPENSES	1,008
NET INVESTMENT INCOME (LOSS)	(999)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(8,268)
Change in net unrealized appreciation/depreciation on investments	1,175
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,093)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,092)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 187

Statements of Changes in Net Assets

	Year Ended December 31, 2014		Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(999)		$(1,777)
Net realized gains (losses) on investments	(8,268)		(12,215)
Change in net unrealized appreciation/depreciation on investments	1,175		(217)
Change in net assets resulting from operations	(8,092)		(14,209)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	367,984		6,081,499
Value of shares redeemed	(328,676)		(6,077,568)
Change in net assets resulting from capital transactions	39,308		3,931
Change in net assets	31,216		(10,278)

NET ASSETS:
Beginning of period	45,431		55,709
End of period	$76,647		$45,431

SHARE TRANSACTIONS:
Issued	18,909	(a)	253,968	(a)
Redeemed	(16,839	)(a)	(253,666	)(a)
Change in shares	2,070		302

(a)  As described in Note 10, share amounts have been adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

188 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$19.86	$28.02	$32.04	$36.90	$47.28

Investment Activities:
Net investment income (loss)(b)	(0.32)	(0.36)	(0.48)	(0.54)	(0.66)
Net realized and unrealized gains (losses) on investments	(1.96)	(7.80)	(3.54)	(4.32)	(9.72)
Total income (loss) from investment activities	(2.28)	(8.16)	(4.02)	(4.86)	(10.38)

Net Asset Value, End of Period	$17.58	$19.86	$28.02	$32.04	$36.90

Total Return	(11.48)%	(29.12)%	(12.55)%	(13.17)%	(21.86)%

Ratios to Average Net Assets:
Gross expenses	12.33%	6.85%	5.27%	5.03%	2.21%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.66)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$77	$45	$56	$84	$59
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short NASDAQ-100 :: 189

ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -19.38%. For the same period, the Index had a total return of 19.40%(1) and a volatility of 14.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified market capitalization-weighted methodology.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Short NASDAQ-100	-19.38%	-20.08%	-12.87%
NASDAQ-100 Index	19.40%	19.23%	10.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short NASDAQ-100	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	32%
Consumer, Non-Cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

190 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (93.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $2,620,004	$2,620,000	$2,620,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,620,000)		2,620,000
TOTAL INVESTMENT SECURITIES (Cost $2,620,000)—93.8%		2,620,000
Net other assets (liabilities)—6.2%		173,928
NET ASSETS—100.0%		$2,793,928

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $650,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	6	3/23/15	$507,960	$(3,865)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/15	(0.64)%	$(954,066)	$13,024
NASDAQ-100 Index	UBS AG	1/27/15	(0.24)%	(1,330,179)	23,969
				$(2,284,245)	$36,993

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 191

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$2,620,000
Repurchase agreements, at value	2,620,000
Total Investment Securities, at value	2,620,000
Cash	836
Segregated cash balances with brokers	24,120
Segregated cash balances with custodian	600
Unrealized gain on swap agreements	36,993
Receivable for capital shares issued	130,135
Variation margin on futures contracts	5,610
Prepaid expenses	17
TOTAL ASSETS	2,818,311

LIABILITIES:
Payable for capital shares redeemed	15,982
Advisory fees payable	875
Management services fees payable	117
Administration fees payable	87
Administrative services fees payable	1,661
Distribution fees payable	1,716
Transfer agency fees payable	140
Fund accounting fees payable	166
Compliance services fees payable	16
Other accrued expenses	3,623
TOTAL LIABILITIES	24,383
NET ASSETS	$2,793,928

NET ASSETS CONSIST OF:
Capital	$10,813,087
Accumulated net realized gains (losses) on investments	(8,052,287)
Net unrealized appreciation (depreciation) on investments	33,128
NET ASSETS	$2,793,928

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	142,910
Net Asset Value (offering and redemption price per share)	$19.55

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$780

EXPENSES:
Advisory fees	30,985
Management services fees	4,131
Administration fees	1,691
Transfer agency fees	2,584
Administrative services fees	11,602
Distribution fees	10,328
Custody fees	10,243
Fund accounting fees	3,167
Trustee fees	104
Compliance services fees	33
Other fees	7,285
Total Gross Expenses before reductions	82,153
Expenses reduced and reimbursed by the Advisor	(12,747)
TOTAL NET EXPENSES	69,406
NET INVESTMENT INCOME (LOSS)	(68,626)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(180,012)
Net realized gains (losses) on swap agreements	(1,103,661)
Change in net unrealized appreciation/depreciation on investments	66,828
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,216,845)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,285,471)

See accompanying notes to financial statements.

192 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014		Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(68,626)		$(108,371)
Net realized gains (losses) on investments	(1,283,673)		(2,401,607)
Change in net unrealized appreciation/depreciation on investments	66,828		42,698
Change in net assets resulting from operations	(1,285,471)		(2,467,280)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	89,281,502		186,491,487
Value of shares redeemed	(88,454,395)		(188,292,571)
Change in net assets resulting from capital transactions	827,107		(1,801,084)
Change in net assets	(458,364)		(4,268,364)

NET ASSETS:
Beginning of period	3,252,292		7,520,656
End of period	$2,793,928		$3,252,292

SHARE TRANSACTIONS:
Issued	3,998,532	(a)	6,397,418	(a)
Redeemed	(3,989,782	)(a)	(6,482,228	)(a)
Change in shares	8,750		(84,810)

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 193

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$24.25	$34.35	$42.30	$47.25	$59.95

Investment Activities:
Net investment income (loss)(b)	(0.37)	(0.50)	(0.55)	(0.75)	(0.85)
Net realized and unrealized gains (losses) on investments	(4.33)	(9.60)	(7.40)	(4.20)	(11.85)
Total income (loss) from investment activities	(4.70)	(10.10)	(7.95)	(4.95)	(12.70)

Net Asset Value, End of Period	$19.55	$24.25	$34.35	$42.30	$47.25

Total Return	(19.38)%	(29.40)%	(18.79)%	(10.48)%	(21.18)%

Ratios to Average Net Assets:
Gross expenses	1.99%	1.82%	1.89%	1.80%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$2,794	$3,252	$7,521	$11,135	$9,420
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

194 :: ProFund VP Short International :: Management Discussion of Fund Performance

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of 2.80%. For the same period, the Index had a total return of -4.90%(1) and a volatility of 9.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP Short International	2.80%	-10.85%	-8.25%
MSCI EAFE Index	-4.90%	5.33%	0.02%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.86%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(120)%
Total Exposure	(120)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financial	25%
Consumer, Non-Cyclical	24%
Consumer, Cyclical	12%
Industrial	11%
Communications	8%
Basic Materials	7%
Energy	6%
Utilities	4%
Technology	2%
Diversified	1%
Country Composition
Japan	21%
United Kingdom	21%
France	10%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short International :: 195

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (92.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $1,376,002	$1,376,000	$1,376,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,376,000)		1,376,000
TOTAL INVESTMENT SECURITIES (Cost $1,376,000)—92.5%		1,376,000
Net other assets (liabilities)—7.5%		110,831
NET ASSETS—100.0%		$1,486,831

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $319,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	1/27/15	0.26%	$(271,361)	$4,109
MSCI EAFE Index	UBS AG	1/27/15	0.16%	(1,507,540)	15,878
				$(1,778,901)	$19,987

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

196 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$1,376,000
Repurchase agreements, at value	1,376,000
Total Investment Securities, at value	1,376,000
Cash	661
Unrealized gain on swap agreements	19,987
Receivable for capital shares issued	102,044
Prepaid expenses	6
TOTAL ASSETS	1,498,698

LIABILITIES:
Payable for capital shares redeemed	5,866
Advisory fees payable	1,163
Management services fees payable	155
Administration fees payable	41
Administrative services fees payable	1,237
Distribution fees payable	1,394
Transfer agency fees payable	66
Fund accounting fees payable	79
Compliance services fees payable	8
Other accrued expenses	1,858
TOTAL LIABILITIES	11,867
NET ASSETS	$1,486,831

NET ASSETS CONSIST OF:
Capital	$3,082,884
Accumulated net realized gains (losses) on investments	(1,616,040)
Net unrealized appreciation (depreciation) on investments	19,987
NET ASSETS	$1,486,831

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	112,496
Net Asset Value (offering and redemption price per share)	$13.22

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$342

EXPENSES:
Advisory fees	12,379
Management services fees	1,650
Administration fees	682
Transfer agency fees	1,052
Administrative services fees	3,626
Distribution fees	4,126
Custody fees	7,016
Fund accounting fees	1,288
Trustee fees	38
Compliance services fees	13
Other fees	2,141
Total Gross Expenses before reductions	34,011
Expenses reduced and reimbursed by the Advisor	(6,283)
TOTAL NET EXPENSES	27,728
NET INVESTMENT INCOME (LOSS)	(27,386)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,887
Change in net unrealized appreciation/depreciation on investments	31,800
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	33,687

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,301

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 197

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(27,386)	$(35,071)
Net realized gains (losses) on investments	1,887	(406,367)
Change in net unrealized appreciation/depreciation on investments	31,800	(3,003)
Change in net assets resulting from operations	6,301	(444,441)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,690,827	15,769,026
Value of shares redeemed	(10,653,048)	(15,550,895)
Change in net assets resulting from capital transactions	37,779	218,131
Change in net assets	44,080	(226,310)

NET ASSETS:
Beginning of period	1,442,751	1,669,061
End of period	$1,486,831	$1,442,751

SHARE TRANSACTIONS:
Issued	824,636	1,080,733
Redeemed	(824,288)	(1,071,111)
Change in shares	348	9,622

See accompanying notes to financial statements.

198 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$12.86	$16.28	$20.92	$20.55	$24.09

Investment Activities:
Net investment income (loss)(a)	(0.21)	(0.24)	(0.30)	(0.34)	(0.38)
Net realized and unrealized gains (losses) on investments	0.57	(3.18)	(3.82)	0.71	(3.16)
Total income (loss) from investment activities	0.36	(3.42)	(4.12)	0.37	(3.54)

Distributions to Shareholders From:
Net realized gains on investments	—	—	(0.52)	—	—

Net Asset Value, End of Period	$13.22	$12.86	$16.28	$20.92	$20.55

Total Return	2.80%	(21.01)%	(20.15)%	1.80%	(14.69)%

Ratios to Average Net Assets:
Gross expenses	2.06%	1.86%	2.00%	1.83%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$1,487	$1,443	$1,669	$2,746	$1,213
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets :: 199

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -2.93%. For the same period, the Index had a total return of -1.94%(1) and a volatility of 17.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP Short Emerging Markets	-2.93%	-5.33%	-11.16%
BNY Mellon Emerging Markets 50 ADR Index	-1.94%	-1.57%	-1.09%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.93%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Communications	33%
Financial	19%
Technology	16%
Energy	13%
Consumer, Non-Cyclical	7%
Basic Materials	6%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%
Country Composition
China	26%
Brazil	21%
Taiwan	12%
India	9%
Mexico	9%
South Korea	9%
Other	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

200 :: ProFund VP Short Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $1,660,003	$1,660,000	$1,660,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,660,000)		1,660,000
TOTAL INVESTMENT SECURITIES (Cost $1,660,000)—100.7%		1,660,000
Net other assets (liabilities)—(0.7)%		(11,365)
NET ASSETS—100.0%		$1,648,635

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $494,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	1/27/15	0.36%	$(218,049)	$1,289
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	1/27/15	0.31%	(1,420,448)	8,410
				$(1,638,497)	$9,699

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 201

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$1,660,000
Repurchase agreements, at value	1,660,000
Total Investment Securities, at value	1,660,000
Cash	457
Unrealized gain on swap agreements	9,699
Prepaid expenses	11
TOTAL ASSETS	1,670,167

LIABILITIES:
Payable for capital shares redeemed	16,698
Advisory fees payable	930
Management services fees payable	124
Administration fees payable	41
Administrative services fees payable	820
Distribution fees payable	889
Transfer agency fees payable	65
Fund accounting fees payable	78
Compliance services fees payable	6
Other accrued expenses	1,881
TOTAL LIABILITIES	21,532
NET ASSETS	$1,648,635

NET ASSETS CONSIST OF:
Capital	$2,483,261
Accumulated net realized gains (losses) on investments	(844,325)
Net unrealized appreciation (depreciation) on investments	9,699
NET ASSETS	$1,648,635

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	130,929
Net Asset Value (offering and redemption price per share)	$12.59

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$285

EXPENSES:
Advisory fees	10,987
Management services fees	1,465
Administration fees	605
Transfer agency fees	926
Administrative services fees	3,309
Distribution fees	3,662
Custody fees	7,335
Fund accounting fees	1,130
Trustee fees	41
Compliance services fees	10
Other fees	2,570
Total Gross Expenses before reductions	32,040
Expenses reduced and reimbursed by the Advisor	(7,429)
TOTAL NET EXPENSES	24,611
NET INVESTMENT INCOME (LOSS)	(24,326)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(237,999)
Change in net unrealized appreciation/depreciation on investments	13,513
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(224,486)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(248,812)

See accompanying notes to financial statements.

202 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(24,326)	$(29,525)
Net realized gains (losses) on investments	(237,999)	(284,653)
Change in net unrealized appreciation/depreciation on investments	13,513	11,165
Change in net assets resulting from operations	(248,812)	(303,013)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,561,266	35,536,786
Value of shares redeemed	(15,818,212)	(35,360,886)
Change in net assets resulting from capital transactions	743,054	175,900
Change in net assets	494,242	(127,113)

NET ASSETS:
Beginning of period	1,154,393	1,281,506
End of period	$1,648,635	$1,154,393

SHARE TRANSACTIONS:
Issued	1,287,531	2,604,917
Redeemed	(1,245,615)	(2,614,517)
Change in shares	41,916	(9,600)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$12.97	$13.00	$14.95	$13.51	$16.56

Investment Activities:
Net investment income (loss)(a)	(0.21)	(0.23)	(0.22)	(0.23)	(0.25)
Net realized and unrealized gains (losses) on investments	(0.17)	0.20 (b)	(1.73)	1.67	(2.80)
Total income (loss) from investment activities	(0.38)	(0.03)	(1.95)	1.44	(3.05)

Net Asset Value, End of Period	$12.59	$12.97	$13.00	$14.95	$13.51

Total Return	(2.93)%	(0.23)%	(13.04)%	10.66%	(18.42)%

Ratios to Average Net Assets:
Gross expenses	2.18%	1.93%	2.06%	1.93%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.66)%	(1.57)%	(1.64)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$1,649	$1,154	$1,282	$1,920	$2,421
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

204 :: ProFund VP UltraShort Dow 30 :: Management Discussion of Fund Performance

ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -25.18%. For the same period, the Index had a total return of 10.04%(1) and a volatility of 10.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort Dow 30	-25.18%	-31.33%	-25.18%
Dow Jones Industrial Average	10.04%	14.22%	8.21%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	3.41%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	26%
Industrial	19%
Consumer, Non-Cyclical	15%
Consumer, Cyclical	14%
Technology	9%
Energy	7%
Communications	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 205

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (101.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 12/31/14, due 1/2/15, total to be received $51,000	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000
TOTAL INVESTMENT SECURITIES (Cost $51,000)—101.6%		51,000
Net other assets (liabilities)—(1.6)%		(817)
NET ASSETS—100.0%		$50,183

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $24,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/15	(0.44)%	$(37,661)	$456
Dow Jones Industrial Average	UBS AG	1/27/15	(0.24)%	(62,985)	721
				$(100,646)	$1,177

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

206 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$51,000
Repurchase agreements, at value	51,000
Total Investment Securities, at value	51,000
Cash	862
Unrealized gain on swap agreements	1,177
TOTAL ASSETS	53,039

LIABILITIES:
Payable for capital shares redeemed	33
Advisory fees payable	1,706
Management services fees payable	227
Administration fees payable	14
Administrative services fees payable	33
Distribution fees payable	172
Transfer agency fees payable	23
Fund accounting fees payable	27
Compliance services fees payable	2
Other accrued expenses	619
TOTAL LIABILITIES	2,856
NET ASSETS	$50,183

NET ASSETS CONSIST OF:
Capital	$868,910
Accumulated net realized gains (losses) on investments	(819,904)
Net unrealized appreciation (depreciation) on investments	1,177
NET ASSETS	$50,183

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,989
Net Asset Value (offering and redemption price per share)	$16.79

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$58

EXPENSES:
Advisory fees	1,829
Management services fees	244
Administration fees	99
Transfer agency fees	151
Administrative services fees	195
Distribution fees	610
Custody fees	6,174
Fund accounting fees	185
Trustee fees	3
Compliance services fees	3
Other fees	452
Total Gross Expenses before reductions	9,945
Expenses reduced and reimbursed by the Advisor	(5,847)
TOTAL NET EXPENSES	4,098
NET INVESTMENT INCOME (LOSS)	(4,040)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(89,739)
Change in net unrealized appreciation/depreciation on investments	3,511
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(86,228)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(90,268)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 207

Statements of Changes in Net Assets

	Year Ended December 31, 2014		Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(4,040)		$(4,731)
Net realized gains (losses) on investments	(89,739)		(209,240)
Change in net unrealized appreciation/depreciation on investments	3,511		(1,160)
Change in net assets resulting from operations	(90,268)		(215,131)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,259,851		19,932,473
Value of shares redeemed	(27,310,852)		(19,787,972)
Change in net assets resulting from capital transactions	(51,001)		144,501
Change in net assets	(141,269)		(70,630)

NET ASSETS:
Beginning of period	191,452		262,082
End of period	$50,183		$191,452

SHARE TRANSACTIONS:
Issued	1,414,012	(a)	706,748	(a)
Redeemed	(1,419,554	)(a)	(704,786	)(a)
Change in shares	(5,542)		1,962

(a)  As described in Note 10, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

208 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$22.44	$39.84	$52.08	$72.84	$110.04

Investment Activities:
Net investment income (loss)(b)	(0.32)	(0.48)	(0.72)	(1.08)	(1.44)
Net realized and unrealized gains (losses) on investments	(5.33)	(16.92)	(11.52)	(19.68)	(35.76)
Total income (loss) from investment activities	(5.65)	(17.40)	(12.24)	(20.76)	(37.20)

Net Asset Value, End of Period	$16.79	$22.44	$39.84	$52.08	$72.84

Total Return	(25.18)%	(43.84)%	(23.27)%	(28.50)%	(33.73)%

Ratios to Average Net Assets:
Gross expenses	4.08%	3.41%	2.80%	2.10%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.69	%(c)
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.64)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$50	$191	$262	$322	$506
Portfolio turnover rate(d)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort NASDAQ-100 :: 209

ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2014, the Fund had a total return of -35.75%. For the same period, the Index had a total return of 19.40%(1) and a volatility of 14.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified market capitalization-weighted methodology.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort NASDAQ-100	-35.75%	-37.14%	-31.91%
NASDAQ-100 Index	19.40%	19.23%	13.26%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort NASDAQ-100	1.97%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	32%
Consumer, Non-Cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

210 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 12/31/14, due 1/2/15, total to be received $589,001	$589,000	$589,000
TOTAL REPURCHASE AGREEMENTS (Cost $589,000)		589,000
TOTAL INVESTMENT SECURITIES (Cost $589,000)—97.4%		589,000
Net other assets (liabilities)—2.6%		15,638
NET ASSETS—100.0%		$604,638

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $312,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/15	(0.64)%	$(280,796)	$4,077
NASDAQ-100 Index	UBS AG	1/27/15	(0.24)%	(928,508)	16,731
				$(1,209,304)	$20,808

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 211

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$589,000
Repurchase agreements, at value	589,000
Total Investment Securities, at value	589,000
Cash	611
Unrealized gain on swap agreements	20,808
Prepaid expenses	4
TOTAL ASSETS	610,423

LIABILITIES:
Payable for capital shares redeemed	1,230
Advisory fees payable	1,091
Management services fees payable	145
Administration fees payable	53
Administrative services fees payable	674
Distribution fees payable	947
Transfer agency fees payable	85
Fund accounting fees payable	100
Compliance services fees payable	8
Other accrued expenses	1,452
TOTAL LIABILITIES	5,785
NET ASSETS	$604,638

NET ASSETS CONSIST OF:
Capital	$4,117,928
Accumulated net realized gains (losses) on investments	(3,534,098)
Net unrealized appreciation (depreciation) on investments	20,808
NET ASSETS	$604,638

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	35,758
Net Asset Value (offering and redemption price per share)	$16.91

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$280

EXPENSES:
Advisory fees	9,676
Management services fees	1,290
Administration fees	525
Transfer agency fees	803
Administrative services fees	2,349
Distribution fees	3,225
Custody fees	7,537
Fund accounting fees	983
Trustee fees	28
Compliance services fees	12
Other fees	1,871
Total Gross Expenses before reductions	28,299
Expenses reduced and reimbursed by the Advisor	(6,624)
TOTAL NET EXPENSES	21,675
NET INVESTMENT INCOME (LOSS)	(21,395)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(30,522)
Net realized gains (losses) on swap agreements	(864,169)
Change in net unrealized appreciation/depreciation on investments	58,290
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(836,401)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(857,796)

See accompanying notes to financial statements.

212 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014		Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(21,395)		$(23,529)
Net realized gains (losses) on investments	(894,691)		(1,234,601)
Change in net unrealized appreciation/depreciation on investments	58,290		(4,114)
Change in net assets resulting from operations	(857,796)		(1,262,244)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	89,513,875		87,713,615
Value of shares redeemed	(88,807,878)		(87,136,418)
Change in net assets resulting from capital transactions	705,997		577,197
Change in net assets	(151,799)		(685,047)

NET ASSETS:
Beginning of period	756,437		1,441,484
End of period	$604,638		$756,437

SHARE TRANSACTIONS:
Issued	4,343,289	(a)	2,301,394	(a)
Redeemed	(4,336,051	)(a)	(2,301,000	)(a)
Change in shares	7,238		394

(a)  As described in Note 10, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$26.46	$51.24	$79.10	$101.64	$172.20

Investment Activities:
Net investment income (loss)(b)	(0.35)	(0.70)	(0.84)	(1.40)	(2.10)
Net realized and unrealized gains (losses) on investments	(9.20)	(24.08)	(27.02)	(21.14)	(68.46)
Total income (loss) from investment activities	(9.55)	(24.78)	(27.86)	(22.54)	(70.56)

Net Asset Value, End of Period	$16.91	$26.46	$51.24	$79.10	$101.64

Total Return	(35.75)%	(48.63)%	(35.22)%	(22.18)%	(41.02)%

Ratios to Average Net Assets:
Gross expenses	2.20%	1.97%	2.01%	2.04%	1.74%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.61%
Net investment income (loss)	(1.66)%	(1.65)%	(1.57)%	(1.64)%	(1.49)%

Supplemental Data:
Net assets, end of period (000’s)	$605	$756	$1,441	$1,190	$1,761
Portfolio turnover rate(c)	—	—	—	—	—

(a)              As described in Note 10, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014

(b)              Per share net investment income (loss) has been calculated using the average daily shares method.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

214 :: ProFund VP Banks :: Management Discussion of Fund Performance

ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 10.38%. For the same period, the Index had a total return of 12.01%(1) and a volatility of 15.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from   December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Banks	10.38%	9.29%	-4.01%
Dow Jones U.S. Banks Index	12.01%	11.47%	-1.72%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30,     2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	27%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.1%
J.P. Morgan Chase & Co.	13.6%
Bank of America Corp.	10.9%
Citigroup, Inc.	9.5%
U.S. Bancorp	4.7%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Banks :: 215

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (72.7%)

	Shares	Value
Associated Banc-Corp. (Banks)	720	$13,414
BancorpSouth, Inc. (Banks)	420	9,454
Bank of America Corp. (Banks)	51,480	920,977
Bank of Hawaii Corp. (Banks)	240	14,234
BankUnited, Inc. (Banks)	480	13,906
BB&T Corp. (Banks)	3,540	137,671
BOK Financial Corp. (Banks)	120	7,205
Capitol Federal Financial, Inc. (Savings & Loans)	660	8,435
Cathay Bancorp, Inc. (Banks)	360	9,212
Citigroup, Inc. (Banks)	14,820	801,910
City National Corp. (Banks)	240	19,394
Comerica, Inc. (Banks)	900	42,156
Commerce Bancshares, Inc. (Banks)	420	18,266
Cullen/Frost Bankers, Inc. (Banks)	240	16,954
East West Bancorp, Inc. (Banks)	720	27,871
F.N.B. Corp. (Banks)	840	11,189
Fifth Third Bancorp (Banks)	4,020	81,908
First Financial Bankshares, Inc. (Banks)	300	8,964
First Horizon National Corp. (Banks)	1,141	15,489
First Niagara Financial Group, Inc. (Savings & Loans)	1,740	14,668
First Republic Bank (Banks)	600	31,272
FirstMerit Corp. (Banks)	780	14,734
Fulton Financial Corp. (Banks)	900	11,124
Glacier Bancorp, Inc. (Banks)	360	9,997
Hancock Holding Co. (Banks)	420	12,894
Hudson City Bancorp, Inc. (Savings & Loans)	2,340	23,681
Huntington Bancshares, Inc. (Banks)	3,960	41,659
IBERIABANK Corp. (Banks)	180	11,673
International Bancshares Corp. (Banks)	300	7,962
Investors Bancorp, Inc. (Savings & Loans)	1,680	18,857
J.P. Morgan Chase & Co. (Banks)	18,300	1,145,215
KeyCorp (Banks)	4,260	59,214
M&T Bank Corp. (Banks)	660	82,909
MB Financial, Inc. (Banks)	300	9,858
New York Community Bancorp (Savings & Loans)	2,160	34,560
PacWest Bancorp (Banks)	480	21,821
People’s United Financial, Inc. (Savings & Loans)	1,500	22,770
PNC Financial Services Group (Banks)	2,580	235,373
Popular, Inc.* (Banks)	480	16,344
PrivateBancorp, Inc. (Banks)	360	12,024
Prosperity Bancshares, Inc. (Banks)	300	16,608
Regions Financial Corp. (Banks)	6,720	70,963
Signature Bank* (Banks)	240	30,230
SunTrust Banks, Inc. (Banks)	2,580	108,102
Susquehanna Bancshares, Inc. (Banks)	900	12,087
SVB Financial Group* (Banks)	240	27,857
Synovus Financial Corp. (Banks)	660	17,879
TCF Financial Corp. (Banks)	840	13,348
Texas Capital Bancshares, Inc.* (Banks)	240	13,039
Trustmark Corp. (Banks)	360	8,834
U.S. Bancorp (Banks)	8,760	393,762
UMB Financial Corp. (Banks)	180	10,240
Umpqua Holdings Corp. (Banks)	1,080	18,371
United Bankshares, Inc. (Banks)	300	11,235
Valley National Bancorp (Banks)	1,080	10,487
Washington Federal, Inc. (Savings & Loans)	480	10,632
Webster Financial Corp. (Banks)	420	13,663
Wells Fargo & Co. (Banks)	23,100	1,266,343
Wintrust Financial Corp. (Banks)	240	11,222
Zions Bancorp (Banks)	1,020	29,080
TOTAL COMMON STOCKS (Cost $2,657,435)		6,111,200

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $29,000	$29,000	$29,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,000)		29,000
TOTAL INVESTMENT SECURITIES (Cost $2,686,435)—73.0%		6,140,200
Net other assets (liabilities)—27.0%		2,272,457
NET ASSETS—100.0%		$8,412,657

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	1/23/15	0.64%	$2,299,724	$(276)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty   or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

216 :: ProFund VP Banks :: Financial Statements

ProFund VP Banks invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Banks	$5,977,597	71.1%
Savings & Loans	133,603	1.6%
Other**	2,301,457	27.3%
Total	$8,412,657	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 217

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$2,686,435
Securities, at value	6,111,200
Repurchase agreements, at value	29,000
Total Investment Securities, at value	6,140,200
Cash	752
Dividends and interest receivable	4,769
Receivable for capital shares issued	1,772,855
Receivable for investments sold	509,193
Prepaid expenses	47
TOTAL ASSETS	8,427,816

LIABILITIES:
Unrealized loss on swap agreements	276
Advisory fees payable	3,540
Management services fees payable	472
Administration fees payable	205
Administrative services fees payable	2,614
Distribution fees payable	2,607
Transfer agency fees payable	328
Fund accounting fees payable	390
Compliance services fees payable	36
Other accrued expenses	4,691
TOTAL LIABILITIES	15,159
NET ASSETS	$8,412,657

NET ASSETS CONSIST OF:
Capital	$22,132,697
Accumulated net investment income (loss)	15,650
Accumulated net realized gains (losses) on investments	(17,189,179)
Net unrealized appreciation (depreciation) on investments	3,453,489
NET ASSETS	$8,412,657

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	463,472
Net Asset Value (offering and redemption price per share)	$18.15

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$158,951
Interest	6
TOTAL INVESTMENT INCOME	158,957

EXPENSES:
Advisory fees	63,977
Management services fees	8,530
Administration fees	3,415
Transfer agency fees	5,251
Administrative services fees	24,810
Distribution fees	21,326
Custody fees	8,779
Fund accounting fees	6,873
Trustee fees	217
Compliance services fees	72
Other fees	9,306
Total Gross Expenses before reductions	152,556
Expenses reduced and reimbursed by the Advisor	(9,249)
TOTAL NET EXPENSES	143,307
NET INVESTMENT INCOME (LOSS)	15,650

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(300,960)
Net realized gains (losses) on swap agreements	10,572
Change in net unrealized appreciation/depreciation on investments	512,416
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	222,028

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$237,678

See accompanying notes to financial statements.

218 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$15,650	$8,043
Net realized gains (losses) on investments	(290,388)	698,894
Change in net unrealized appreciation/depreciation on investments	512,416	1,203,532
Change in net assets resulting from operations	237,678	1,910,469

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,043)	(35,696)
Change in net assets resulting from distributions	(8,043)	(35,696)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,695,829	42,360,024
Dividends reinvested	8,043	35,696
Value of shares redeemed	(27,148,794)	(44,927,445)
Change in net assets resulting from capital transactions	555,078	(2,531,725)
Change in net assets	784,713	(656,952)

NET ASSETS:
Beginning of period	7,627,944	8,284,896
End of period	$8,412,657	$7,627,944
Accumulated net investment income (loss)	$15,650	$8,043

SHARE TRANSACTIONS:
Issued	1,619,297	2,896,774
Reinvested	491	2,613
Redeemed	(1,619,639)	(3,103,226)
Change in shares	149	(203,839)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$16.46	$12.42	$9.31	$12.71	$11.74

Investment Activities:
Net investment income (loss)(a)	0.03	0.01	0.07	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	1.68	4.13	3.04	(3.36)	1.09
Total income (loss) from investment activities	1.71	4.14	3.11	(3.40)	0.98

Distributions to Shareholders From:
Net investment income	(0.02)	(0.10)	—	—	(0.01)

Net Asset Value, End of Period	$18.15	$16.46	$12.42	$9.31	$12.71

Total Return	10.38%	33.45%	33.40%	(26.75)%	8.34%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.79%	1.98%	1.92%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.18%	0.08%	0.60%	(0.31)%	(0.89)%

Supplemental Data:
Net assets, end of period (000’s)	$8,413	$7,628	$8,285	$2,485	$7,005
Portfolio turnover rate(b)	437%	574%	786%	716%	559%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

220 :: ProFund VP Basic Materials :: Management Discussion of Fund Performance

ProFund VP Basic Materials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 1.69%. For the same period, the Index had a total return of 3.39%(1) and a volatility of 14.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from   December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Basic Materials	1.69%	7.28%	5.65%
Dow Jones U.S. Basic Materials Index	3.39%	9.09%	7.51%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30,     2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	10.5%
Monsanto Co.	9.0%
The Dow Chemical Co.	7.9%
Praxair, Inc.	5.9%
LyondellBasell Industries N.V.	5.2%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	78%
Industrial Metals	13%
Forestry & Paper	5%
Mining	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Basic Materials :: 221

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (99.4%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	5,768	$831,919
Airgas, Inc. (Chemicals)	2,060	237,271
Albemarle Corp. (Chemicals)	2,369	142,448
Alcoa, Inc. (Mining)	35,329	557,845
Allegheny Technologies, Inc. (Iron/Steel)	3,296	114,602
Ashland, Inc. (Chemicals)	1,957	234,370
Axiall Corp. (Chemicals)	2,060	87,488
Cabot Corp. (Chemicals)	1,957	85,834
Carpenter Technology Corp. (Iron/Steel)	1,648	81,164
Celanese Corp.—Series A (Chemicals)	4,635	277,915
CF Industries Holdings, Inc. (Chemicals)	1,442	393,003
Chemtura Corp.* (Chemicals)	2,369	58,585
Cliffs Natural Resources, Inc. (Iron/Steel)	4,635	33,094
Commercial Metals Co. (Iron/Steel)	3,502	57,048
Compass Minerals International, Inc. (Mining)	1,030	89,435
CONSOL Energy, Inc. (Coal)	6,901	233,323
Cytec Industries, Inc. (Chemicals)	2,163	99,866
Domtar Corp. (Forest Products & Paper)	1,957	78,711
E.I. du Pont de Nemours & Co. (Chemicals)	27,192	2,010,575
Eastman Chemical Co. (Chemicals)	4,429	335,984
Ecolab, Inc. (Chemicals)	8,137	850,479
FMC Corp. (Chemicals)	4,017	229,090
Freeport-McMoRan Copper & Gold, Inc. (Mining)	31,209	729,041
Fuller (H.B.) Co. (Chemicals)	1,545	68,799
Huntsman Corp. (Chemicals)	6,077	138,434
International Flavors & Fragrances, Inc. (Chemicals)	2,472	250,562
International Paper Co. (Forest Products & Paper)	12,669	678,805
KapStone Paper & Packaging Corp. (Forest Products & Paper)	2,575	75,473
LyondellBasell Industries N.V.—Class A (Chemicals)	12,463	989,439
Minerals Technologies, Inc. (Chemicals)	1,030	71,534
Monsanto Co. (Chemicals)	14,523	1,735,063
NewMarket Corp. (Chemicals)	309	124,691
Newmont Mining Corp. (Mining)	14,935	282,272
Nucor Corp. (Iron/Steel)	9,579	469,850
Olin Corp. (Chemicals)	2,369	53,942
Peabody Energy Corp. (Coal)	8,137	62,980
Platform Specialty Products Corp.* (Chemicals)	3,193	74,141
PolyOne Corp. (Chemicals)	2,678	101,523
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,339	63,000
PPG Industries, Inc. (Chemicals)	4,120	952,338
Praxair, Inc. (Chemicals)	8,755	1,134,298
Reliance Steel & Aluminum Co. (Iron/Steel)	2,369	145,149
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,884	50,787
Rockwood Holdings, Inc. (Chemicals)	2,163	170,444
Royal Gold, Inc. (Mining)	1,957	122,704
RPM, Inc. (Chemicals)	4,017	203,702
Sensient Technologies Corp. (Chemicals)	1,442	87,010
Sigma-Aldrich Corp. (Chemicals)	3,605	494,858
Steel Dynamics, Inc. (Iron/Steel)	7,210	142,325
Stillwater Mining Co.* (Mining)	3,605	53,138
The Dow Chemical Co. (Chemicals)	33,269	1,517,399
The Mosaic Co. (Chemicals)	9,476	432,579
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,133	41,955
United States Steel Corp. (Iron/Steel)	4,326	115,677
W.R. Grace & Co.* (Chemicals)	2,266	216,154
Westlake Chemical Corp. (Chemicals)	1,236	75,507
Worthington Industries, Inc. (Iron/Steel)	1,545	46,489
TOTAL COMMON STOCKS (Cost $7,933,355)		19,092,111

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $96,000	$96,000	$96,000
TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000
TOTAL INVESTMENT SECURITIES (Cost $8,029,355)—99.9%		19,188,111
Net other assets (liabilities)—0.1%		23,925
NET ASSETS—100.0%		$19,212,036

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Chemicals	$14,767,244	76.9%
Coal	296,303	1.5%
Forest Products & Paper	883,776	4.6%
Iron/Steel	1,205,398	6.3%
Metal Fabricate/Hardware	41,955	0.2%
Mining	1,834,435	9.6%
Miscellaneous Manufacturing	63,000	0.3%
Other**	119,925	0.6%
Total	$19,212,036	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and      payable for capital shares redeemed.

See accompanying notes to financial statements.

222 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$8,029,355
Securities, at value	19,092,111
Repurchase agreements, at value	96,000
Total Investment Securities, at value	19,188,111
Cash	44
Dividends and interest receivable	33,602
Receivable for capital shares issued	49,127
Prepaid expenses	126
TOTAL ASSETS	19,271,010

LIABILITIES:
Payable for capital shares redeemed	5,711
Advisory fees payable	12,802
Management services fees payable	1,707
Administration fees payable	624
Administrative services fees payable	9,057
Distribution fees payable	8,492
Trustee fees payable	7
Transfer agency fees payable	1,000
Fund accounting fees payable	1,188
Compliance services fees payable	115
Other accrued expenses	18,271
TOTAL LIABILITIES	58,974
NET ASSETS	$19,212,036

NET ASSETS CONSIST OF:
Capital	$24,060,900
Accumulated net investment income (loss)	95,848
Accumulated net realized gains (losses) on investments	(16,103,468)
Net unrealized appreciation (depreciation) on investments	11,158,756
NET ASSETS	$19,212,036

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	342,708
Net Asset Value (offering and redemption price per share)	$56.06

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$557,938
Interest	9
TOTAL INVESTMENT INCOME	557,947

EXPENSES:
Advisory fees	204,780
Management services fees	27,304
Administration fees	10,969
Transfer agency fees	16,818
Administrative services fees	79,116
Distribution fees	68,260
Custody fees	6,541
Fund accounting fees	21,078
Trustee fees	613
Compliance services fees	209
Other fees	39,071
Total Gross Expenses before reductions	474,759
Expenses reduced and reimbursed by the Advisor	(16,051)
TOTAL NET EXPENSES	458,708
NET INVESTMENT INCOME (LOSS)	99,239

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,305,481
Change in net unrealized appreciation/depreciation on investments	(2,954,618)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	350,863

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$450,102

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 223

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$99,239	$185,360
Net realized gains (losses) on investments	3,305,481	2,900,250
Change in net unrealized appreciation/depreciation on investments	(2,954,618)	820,289
Change in net assets resulting from operations	450,102	3,905,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(179,445)	(216,113)
Change in net assets resulting from distributions	(179,445)	(216,113)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,721,111	26,320,090
Dividends reinvested	179,445	216,113
Value of shares redeemed	(38,900,555)	(27,541,122)
Change in net assets resulting from capital transactions	(7,999,999)	(1,004,919)
Change in net assets	(7,729,342)	2,684,867

NET ASSETS:
Beginning of period	26,941,378	24,256,511
End of period	$19,212,036	$26,941,378
Accumulated net investment income (loss)	$95,848	$182,574

SHARE TRANSACTIONS:
Issued	539,351	533,920
Reinvested	3,109	4,580
Redeemed	(685,670)	(565,650)
Change in shares	(143,210)	(27,150)

See accompanying notes to financial statements.

224 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$55.44	$47.28	$43.69	$52.17	$40.45

Investment Activities:
Net investment income (loss)(a)	0.21	0.38	0.37	0.08	0.06
Net realized and unrealized gains (losses) on investments	0.73	8.25	3.35	(8.51)	11.89
Total income (loss) from investment activities	0.94	8.63	3.72	(8.43)	11.95

Distributions to Shareholders From:
Net investment income	(0.32)	(0.47)	(0.13)	(0.05)	(0.23)

Net Asset Value, End of Period	$56.06	$55.44	$47.28	$43.69	$52.17

Total Return	1.69%	18.43%	8.49%	(16.15)%	29.69%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.73%	1.88%	1.78%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.36%	0.78%	0.80%	0.15%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$19,212	$26,941	$24,257	$30,191	$79,361
Portfolio turnover rate(b)	83%	85%	56%	53%	134%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 225

ProFund VP Biotechnology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 29.73%. For the same period, the Index had a total return of 31.95%(1) and a volatility of 24.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	29.73%	28.05%	15.18%
Dow Jones U.S. Biotechnology Index	31.95%	30.40%	17.21%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.70%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	30%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	13.0%
Amgen, Inc.	11.1%
AbbVie, Inc.	9.5%
Celgene Corp.	8.2%
Biogen Idec, Inc.	7.4%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

226 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (70.3%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	116,756	$7,640,513
Alexion Pharmaceuticals, Inc.* (Biotechnology)	14,544	2,691,076
Alkermes PLC* (Pharmaceuticals)	10,706	626,943
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,848	470,256
Amgen, Inc. (Biotechnology)	55,752	8,880,737
Biogen Idec, Inc.* (Biotechnology)	17,372	5,896,925
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	10,908	986,083
Bio-Techne Corp. (Biotechnology)	2,626	242,642
Celgene Corp.* (Biotechnology)	58,580	6,552,760
Cepheid, Inc.* (Healthcare-Products)	5,252	284,343
Charles River Laboratories International, Inc.* (Biotechnology)	3,434	218,540
Cubist Pharmaceuticals, Inc.* (Biotechnology)	5,656	569,276
Gilead Sciences, Inc.* (Biotechnology)	110,696	10,434,206
Illumina, Inc.* (Biotechnology)	10,504	1,938,828
Incyte Corp.* (Biotechnology)	11,312	827,020
Intercept Pharmaceuticals, Inc.* (Healthcare-Products)	808	126,048
Isis Pharmaceuticals, Inc.* (Biotechnology)	8,686	536,274
MannKind Corp.* (Pharmaceuticals)	18,988	99,022
Medivation, Inc.* (Biotechnology)	5,656	563,394
Myriad Genetics, Inc.* (Biotechnology)	5,454	185,763
NPS Pharmaceuticals, Inc.* (Biotechnology)	7,272	260,119
PDL BioPharma, Inc. (Biotechnology)	11,716	90,330
Pharmacyclics, Inc.* (Pharmaceuticals)	4,444	543,324
Puma Biotechnology, Inc.* (Biotechnology)	1,414	267,628
Quintiles Transnational Holdings, Inc.* (Healthcare-Services)	5,252	309,185
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,454	2,237,504
Seattle Genetics, Inc.* (Biotechnology)	7,272	233,649
United Therapeutics Corp.* (Biotechnology)	3,434	444,669
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,574	2,087,791
TOTAL COMMON STOCKS (Cost $26,125,489)		56,244,848

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $189,000	$189,000	$189,000
TOTAL REPURCHASE AGREEMENTS (Cost $189,000)		189,000
TOTAL INVESTMENT SECURITIES (Cost $26,314,489)—70.5%		56,433,848
Net other assets (liabilities)—29.5%		23,574,963
NET ASSETS—100.0%		$80,008,811

*       Non-income producing security

(a)     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	1/23/15	0.64%	$23,747,150	$(2,850)

^                     Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Biotechnology	$46,615,470	58.2%
Healthcare-Products	410,391	0.6%
Healthcare-Services	309,185	0.4%
Pharmaceuticals	8,909,802	11.1%
Other**	23,763,963	29.7%
Total	$80,008,811	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 227

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$26,314,489
Securities, at value	56,244,848
Repurchase agreements, at value	189,000
Total Investment Securities, at value	56,433,848
Cash	421
Receivable for capital shares issued	293,559
Receivable for investments sold	23,664,023
Prepaid expenses	261
TOTAL ASSETS	80,392,112

LIABILITIES:
Payable for capital shares redeemed	188,830
Unrealized loss on swap agreements	2,850
Advisory fees payable	62,285
Management services fees payable	8,305
Administration fees payable	2,585
Administrative services fees payable	29,710
Distribution fees payable	38,961
Trustee fees payable	27
Transfer agency fees payable	4,139
Fund accounting fees payable	4,917
Compliance services fees payable	365
Other accrued expenses	40,327
TOTAL LIABILITIES	383,301
NET ASSETS	$80,008,811

NET ASSETS CONSIST OF:
Capital	$52,210,661
Accumulated net realized gains (losses) on investments	(2,318,359)
Net unrealized appreciation (depreciation) on investments	30,116,509
NET ASSETS	$80,008,811

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,157,307
Net Asset Value (offering and redemption price per share)	$69.13

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$414,734
Interest	66
TOTAL INVESTMENT INCOME	414,800

EXPENSES:
Advisory fees	454,368
Management services fees	60,582
Administration fees	24,362
Transfer agency fees	37,562
Administrative services fees	136,070
Distribution fees	151,456
Custody fees	7,243
Fund accounting fees	46,071
Trustee fees	1,389
Compliance services fees	603
Other fees	72,692
Recoupment of prior expenses reduced by the Advisor	25,386
TOTAL NET EXPENSES	1,017,784
NET INVESTMENT INCOME (LOSS)	(602,984)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,511,654
Net realized gains (losses) on swap agreements	693,322
Change in net unrealized appreciation/depreciation on investments	11,210,799
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	14,415,775

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,812,791

See accompanying notes to financial statements.

228 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(602,984)	$(299,920)
Net realized gains (losses) on investments	3,204,976	5,104,752
Change in net unrealized appreciation/depreciation on investments	11,210,799	12,344,815
Change in net assets resulting from operations	13,812,791	17,149,647

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,937,671)	—
Change in net assets resulting from distributions	(3,937,671)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	84,437,804	61,727,960
Dividends reinvested	3,937,671	—
Value of shares redeemed	(71,313,569)	(49,111,426)
Change in net assets resulting from capital transactions	17,061,906	12,616,534
Change in net assets	26,937,026	29,766,181

NET ASSETS:
Beginning of period	53,071,785	23,305,604
End of period	$80,008,811	$53,071,785

SHARE TRANSACTIONS:
Issued	1,328,123	1,323,887
Reinvested	71,141	—
Redeemed	(1,160,942)	(1,084,499)
Change in shares	238,322	239,388

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$57.75	$34.29	$24.37	$22.87	$21.76

Investment Activities:
Net investment income (loss)(a)	(0.62)	(0.39)	(0.37)	(0.34)	(0.36)
Net realized and unrealized gains (losses) on investments	16.63	23.85	10.29	1.84	1.47
Total income (loss) from investment activities	16.01	23.46	9.92	1.50	1.11

Distributions to Shareholders From:
Net realized gains on investments	(4.63)	—	—	—	—

Net Asset Value, End of Period	$69.13	$57.75	$34.29	$24.37	$22.87

Total Return	29.73%	68.42%	40.71%	6.56%	5.10%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.70%	1.79%	1.76%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.99)%	(0.83)%	(1.19)%	(1.40)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$80,009	$53,072	$23,306	$7,139	$6,982
Portfolio turnover rate(b)	248%	254%	336%	324%	237%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

230 :: ProFund VP Consumer Goods :: Management Discussion of Fund Performance

ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 10.23%. For the same period, the Index had a return of 12.11%(1) and a volatility of 10.19%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Goods	10.23%	14.52%	7.80%
Dow Jones U.S. Consumer Goods Index	12.11%	16.51%	9.77%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Goods	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.8%
Coca-Cola Co.	8.0%
PepsiCo, Inc.	6.8%
Philip Morris International, Inc.	6.1%
Altria Group, Inc.	4.7%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Household Goods	19%
Beverages	19%
Food Producers	17%
Personal Goods	15%
Automobiles & Parts	14%
Tobacco	13%
Leisure Goods	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Goods :: 231

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,968	$140,405
Altria Group, Inc. (Agriculture)	27,604	1,360,049
Archer-Daniels-Midland Co. (Agriculture)	8,978	466,856
Autoliv, Inc. (Auto Parts & Equipment)	1,206	127,981
Avon Products, Inc. (Cosmetics/Personal Care)	6,030	56,622
B&G Foods, Inc.—Class A (Food)	804	24,040
BorgWarner, Inc. (Auto Parts & Equipment)	3,216	176,719
Brown-Forman Corp.—Class B (Beverages)	2,144	188,329
Brunswick Corp. (Leisure Time)	1,340	68,688
Bunge, Ltd. (Agriculture)	2,010	182,729
Campbell Soup Co. (Food)	2,546	112,024
Carter’s, Inc. (Apparel)	804	70,197
Church & Dwight, Inc. (Household Products/Wares)	1,876	147,848
Clorox Co. (Household Products/Wares)	1,876	195,498
Coach, Inc. (Retail)	3,886	145,959
Coca-Cola Co. (Beverages)	55,074	2,325,225
Coca-Cola Enterprises, Inc. (Beverages)	3,082	136,286
Colgate-Palmolive Co. (Cosmetics/Personal Care)	11,926	825,160
ConAgra Foods, Inc. (Food)	5,896	213,907
Constellation Brands, Inc.* (Beverages)	2,412	236,786
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	804	27,859
D.R. Horton, Inc. (Home Builders)	4,690	118,611
Dana Holding Corp. (Auto Parts & Equipment)	2,412	52,437
Darling International, Inc.* (Food)	2,278	41,368
Dean Foods Co. (Food)	1,340	25,969
Deckers Outdoor Corp.* (Apparel)	536	48,797
Delphi Automotive PLC (Auto Parts & Equipment)	4,154	302,079
Diamond Foods, Inc.* (Food)	80	2,258
Dr. Pepper Snapple Group, Inc. (Beverages)	2,680	192,102
Electronic Arts, Inc.* (Software)	4,288	201,600
Energizer Holdings, Inc. (Electrical Components & Equipment)	804	103,362
Flowers Foods, Inc. (Food)	2,546	48,858
Ford Motor Co. (Auto Manufacturers)	53,868	834,954
Fossil Group, Inc.* (Distribution/Wholesale)	670	74,196
General Mills, Inc. (Food)	8,442	450,212
General Motors Co. (Auto Manufacturers)	18,894	659,589
Gentex Corp. (Electronics)	2,010	72,621
Genuine Parts Co. (Distribution/Wholesale)	2,144	228,485
Hanesbrands, Inc. (Apparel)	1,340	149,571
Harley-Davidson, Inc. (Leisure Time)	2,948	194,304
Harman International Industries, Inc. (Home Furnishings)	938	100,094
Hasbro, Inc. (Toys/Games/Hobbies)	1,608	88,424
Herbalife, Ltd. (Pharmaceuticals)	938	35,363
Herman Miller, Inc. (Office Furnishings)	804	23,662
HNI Corp. (Office Furnishings)	670	34,210
Hormel Foods Corp. (Food)	1,876	97,740
Iconix Brand Group, Inc.* (Apparel)	670	22,639
Ingredion, Inc. (Food)	1,072	90,949
Jarden Corp.* (Leisure Time)	2,546	121,902
Johnson Controls, Inc. (Auto Parts & Equipment)	9,380	453,429
Kate Spade & Co.* (Retail)	1,742	55,761
Kellogg Co. (Food)	3,484	227,993
Keurig Green Mountain, Inc. (Beverages)	1,742	230,632
Kimberly-Clark Corp. (Household Products/Wares)	5,226	603,812
Kraft Foods Group, Inc. (Food)	8,174	512,182
Lancaster Colony Corp. (Food)	268	25,096
Lear Corp. (Auto Parts & Equipment)	1,072	105,142
Leggett & Platt, Inc. (Home Furnishings)	1,876	79,936
Lennar Corp.—Class A (Home Builders)	2,546	114,086
Leucadia National Corp. (Holding Companies-Diversified)	4,422	99,141
LKQ Corp.* (Distribution/Wholesale)	4,288	120,579
Lorillard, Inc. (Agriculture)	5,092	320,490
Lululemon Athletica, Inc.* (Retail)	1,474	82,234
Mattel, Inc. (Toys/Games/Hobbies)	4,690	145,132
McCormick & Co., Inc. (Food)	1,742	129,431
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,814	282,919
Michael Kors Holdings, Ltd.* (Apparel)	2,814	211,331
Mohawk Industries, Inc.* (Textiles)	804	124,909
Molson Coors Brewing Co.—Class B (Beverages)	2,278	169,757
Mondelez International, Inc.—Class A (Food)	23,450	851,820
Monster Beverage Corp.* (Beverages)	2,010	217,784
Newell Rubbermaid, Inc. (Housewares)	3,752	142,914
NIKE, Inc.—Class B (Apparel)	9,782	940,540
Nu Skin Enterprises, Inc.—Class A (Retail)	804	35,135
PepsiCo, Inc. (Beverages)	20,904	1,976,682
Philip Morris International, Inc. (Agriculture)	21,708	1,768,117
Polaris Industries, Inc. (Leisure Time)	804	121,597
Pool Corp. (Distribution/Wholesale)	670	42,505
Post Holdings, Inc.* (Food)	670	28,066
Procter & Gamble Co. (Cosmetics/Personal Care)	37,788	3,442,109
PulteGroup, Inc. (Home Builders)	4,690	100,647
PVH Corp. (Retail)	1,206	154,573
Ralph Lauren Corp. (Apparel)	804	148,869
Reynolds American, Inc. (Agriculture)	4,288	275,590
Skechers U.S.A., Inc.*—Class A (Apparel)	536	29,614
Snap-on, Inc. (Hand/Machine Tools)	804	109,939
Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,144	205,996
Steven Madden, Ltd.* (Apparel)	804	25,591
Take-Two Interactive Software, Inc.* (Software)	1,206	33,804
Tempur-Pedic International, Inc.* (Home Furnishings)	804	44,148
Tenneco, Inc.* (Auto Parts & Equipment)	804	45,514
Tesla Motors, Inc.* (Auto Manufacturers)	1,340	298,029
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	3,082	234,848
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	3,886	111,023
The Hain Celestial Group, Inc.* (Food)	1,340	78,109
The Hershey Co. (Food)	2,010	208,899
The JM Smucker Co.—Class A (Food)	1,474	148,845
The Middleby Corp.* (Machinery-Diversified)	804	79,676
The Ryland Group, Inc. (Home Builders)	670	25,835
The Scotts Miracle-Gro Co.—Class A (Housewares)	670	41,754
Thor Industries, Inc. (Home Builders)	670	37,433
TiVo, Inc.* (Home Furnishings)	1,608	19,039
Toll Brothers, Inc.* (Home Builders)	2,278	78,067

See accompanying notes to financial statements.

232 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
TreeHouse Foods, Inc.* (Food)	536	$45,844
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,608	165,383
Tupperware Corp. (Housewares)	670	42,210
Tyson Foods, Inc.—Class A (Food)	4,154	166,534
Under Armour, Inc.*—Class A (Apparel)	2,278	154,676
V.F. Corp. (Apparel)	4,824	361,319
Visteon Corp.* (Auto Parts & Equipment)	670	71,596
WABCO Holdings, Inc.* (Auto Parts & Equipment)	804	84,243
Whirlpool Corp. (Home Furnishings)	1,072	207,689
Whitewave Foods Co.* (Food)	2,412	84,396
Wolverine World Wide, Inc. (Apparel)	1,474	43,439
TOTAL COMMON STOCKS (Cost $17,043,131)		29,269,955

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $32,000	$32,000	$32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000
TOTAL INVESTMENT SECURITIES (Cost $17,075,131)—100.4%		29,301,955
Net other assets (liabilities)—(0.4)%		(123,985)
NET ASSETS—100.0%		$29,177,970

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Goods invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Agriculture	$4,373,831	15.0%
Apparel	2,206,583	7.6%
Auto Manufacturers	1,792,572	6.3%
Auto Parts & Equipment	1,723,405	5.9%
Beverages	5,673,583	19.5%
Cosmetics/Personal Care	4,558,739	15.6%
Distribution/Wholesale	465,765	1.6%
Electrical Components & Equipment	103,362	0.4%
Electronics	72,621	0.2%
Food	3,614,540	12.4%
Hand/Machine Tools	315,935	1.0%
Holding Companies-Diversified	99,141	0.3%
Home Builders	474,679	1.6%
Home Furnishings	450,906	1.6%
Household Products/Wares	947,158	3.2%
Housewares	226,878	0.7%
Leisure Time	506,491	1.7%
Machinery-Diversified	79,676	0.3%
Office Furnishings	57,872	0.2%
Pharmaceuticals	318,282	1.1%
Retail	473,662	1.6%
Software	375,809	1.3%
Textiles	124,909	0.4%
Toys/Games/Hobbies	233,556	0.8%
Other**	(91,985)	(0.3)%
Total	$29,177,970	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 233

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$17,075,131
Securities, at value	29,269,955
Repurchase agreements, at value	32,000
Total Investment Securities, at value	29,301,955
Cash	238
Dividends and interest receivable	82,812
Receivable for capital shares issued	14,827
Receivable for investments sold	1,310,307
Prepaid expenses	83
TOTAL ASSETS	30,710,222

LIABILITIES:
Payable for capital shares redeemed	1,470,957
Advisory fees payable	19,168
Management services fees payable	2,556
Administration fees payable	968
Administrative services fees payable	11,389
Distribution fees payable	10,864
Trustee fees payable	10
Transfer agency fees payable	1,551
Fund accounting fees payable	1,842
Compliance services fees payable	127
Other accrued expenses	12,820
TOTAL LIABILITIES	1,532,252
NET ASSETS	$29,177,970

NET ASSETS CONSIST OF:
Capital	$20,854,188
Accumulated net investment income (loss)	176,926
Accumulated net realized gains (losses) on investments	(4,079,968)
Net unrealized appreciation (depreciation) on investments	12,226,824
NET ASSETS	$29,177,970

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	520,864
Net Asset Value (offering and redemption price per share)	$56.02

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$542,901
Interest	5
TOTAL INVESTMENT INCOME	542,906

EXPENSES:
Advisory fees	163,384
Management services fees	21,784
Administration fees	8,674
Transfer agency fees	13,373
Administrative services fees	67,206
Distribution fees	54,461
Custody fees	9,919
Fund accounting fees	17,184
Trustee fees	486
Compliance services fees	151
Other fees	22,851
Total Gross Expenses before reductions	379,473
Expenses reduced and reimbursed by the Advisor	(13,493)
TOTAL NET EXPENSES	365,980

NET INVESTMENT INCOME (LOSS)	176,926

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	171,418
Change in net unrealized appreciation/depreciation on investments	1,917,714
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,089,132

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,266,058

See accompanying notes to financial statements.

234 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$176,926	$143,858
Net realized gains (losses) on investments	171,418	647,081
Change in net unrealized appreciation/depreciation on investments	1,917,714	3,684,430
Change in net assets resulting from operations	2,266,058	4,475,369

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(143,858)	(171,149)
Change in net assets resulting from distributions	(143,858)	(171,149)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,325,718	19,913,071
Dividends reinvested	143,858	171,149
Value of shares redeemed	(29,157,653)	(19,232,261)
Change in net assets resulting from capital transactions	7,311,923	851,959
Change in net assets	9,434,123	5,156,179

NET ASSETS:
Beginning of period	19,743,847	14,587,668
End of period	$29,177,970	$19,743,847
Accumulated net investment income (loss)	$176,926	$143,858

SHARE TRANSACTIONS:
Issued	684,848	432,682
Reinvested	2,768	3,685
Redeemed	(552,711)	(413,817)
Change in shares	134,905	22,550

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$51.16	$40.14	$36.52	$34.58	$29.63

Investment Activities:
Net investment income (loss)(a)	0.43	0.35	0.39	0.33	0.34
Net realized and unrealized gains (losses) on investments	4.78	11.03	3.56	2.05	4.78
Total income (loss) from investment activities	5.21	11.38	3.95	2.38	5.12

Distributions to Shareholders From:
Net investment income	(0.35)	(0.36)	(0.33)	(0.44)	(0.17)

Net Asset Value, End of Period	$56.02	$51.16	$40.14	$36.52	$34.58

Total Return	10.23%	28.45%	10.86%	6.94%	17.36%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.76%	1.87%	1.82%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.81%	0.75%	1.00%	0.93%	1.10%

Supplemental Data:
Net assets, end of period (000’s)	$29,178	$19,744	$14,588	$17,894	$19,702
Portfolio turnover rate(b)	93%	66%	104%	167%	245%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

236 :: ProFund VP Consumer Services :: Management Discussion of Fund Performance

ProFund VP Consumer Services seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 12.46%. For the same period, the Index had a return of 14.53%(1) and a volatility of 12.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Services	12.46%	19.72%	8.02%
Dow Jones U.S. Consumer Services Index	14.53%	21.79%	9.94%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Comcast Corp.	5.1%
Walt Disney Co.	5.0%
The Home Depot, Inc.	4.7%
Wal-Mart Stores, Inc.	4.6%
Amazon.com, Inc.	4.0%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	35%
Media	28%
Travel & Leisure	22%
Food & Drug Retailers	15%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Services :: 237

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.1%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	770	$23,539
Abercrombie & Fitch Co.—Class A (Retail)	924	26,463
Acxiom Corp.* (Software)	924	18,729
Advance Auto Parts, Inc. (Retail)	924	147,175
Alaska Air Group, Inc. (Airlines)	1,540	92,030
Amazon.com, Inc.* (Internet)	4,466	1,386,023
AMC Networks, Inc.*—Class A (Media)	770	49,103
American Airlines Group, Inc. (Airlines)	8,624	462,505
American Eagle Outfitters, Inc. (Retail)	2,156	29,925
AmerisourceBergen Corp. (Pharmaceuticals)	2,464	222,154
ANN, Inc.* (Retail)	616	22,472
Apollo Group, Inc.*—Class A (Commercial Services)	1,232	42,024
Asbury Automotive Group, Inc.* (Retail)	308	23,383
Ascena Retail Group, Inc.* (Retail)	1,540	19,342
AutoNation, Inc.* (Retail)	924	55,819
AutoZone, Inc.* (Retail)	308	190,686
Avis Budget Group, Inc.* (Commercial Services)	1,232	81,719
Bed Bath & Beyond, Inc.* (Retail)	2,156	164,223
Best Buy Co., Inc. (Retail)	3,542	138,067
Big Lots, Inc. (Retail)	616	24,652
Brinker International, Inc. (Retail)	770	45,191
Buffalo Wild Wings, Inc.* (Retail)	154	27,779
Cabela’s, Inc.* (Retail)	616	32,469
Cablevision Systems Corp. NY—Class A (Media)	2,618	54,036
Cardinal Health, Inc. (Pharmaceuticals)	4,004	323,243
CarMax, Inc.* (Retail)	2,618	174,306
Carnival Corp.—Class A (Leisure Time)	5,390	244,329
Casey’s General Stores, Inc. (Retail)	462	41,728
CBS Corp.—Class B (Media)	5,698	315,327
Charter Communications, Inc.*—Class A (Media)	924	153,957
Chemed Corp. (Healthcare-Services)	154	16,273
Chico’s FAS, Inc. (Retail)	1,848	29,956
Chipotle Mexican Grill, Inc.* (Retail)	308	210,829
Choice Hotels International, Inc. (Lodging)	462	25,881
Cinemark Holdings, Inc. (Entertainment)	1,232	43,835
Comcast Corp.—Class A (Media)	30,800	1,786,707
Copart, Inc.* (Retail)	1,386	50,575
Costco Wholesale Corp. (Retail)	5,236	742,203
Cracker Barrel Old Country Store, Inc. (Retail)	308	43,354
CST Brands, Inc. (Retail)	924	40,296
CVS Caremark Corp. (Retail)	13,706	1,320,025
Darden Restaurants, Inc. (Retail)	1,540	90,290
Delta Air Lines, Inc. (Airlines)	10,010	492,392
DeVry, Inc. (Commercial Services)	616	29,242
Dick’s Sporting Goods, Inc. (Retail)	1,232	61,169
Dillards, Inc.—Class A (Retail)	308	38,555
DIRECTV*—Class A (Media)	6,006	520,720
Discovery Communications, Inc.*—Class A (Media)	1,848	63,664
Discovery Communications, Inc.*—Class C (Media)	3,234	109,050
DISH Network Corp.*—Class A (Media)	2,464	179,601
Dolby Laboratories, Inc.—Class A (Entertainment)	462	19,921
Dollar General Corp.* (Retail)	3,696	261,307
Dollar Tree, Inc.* (Retail)	2,464	173,416
Domino’s Pizza, Inc. (Retail)	616	58,009
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	924	20,633
DSW, Inc.—Class A (Retail)	770	28,721
Dun & Bradstreet Corp. (Software)	462	55,884
Dunkin’ Brands Group, Inc. (Retail)	1,232	52,545
Expedia, Inc. (Internet)	1,232	105,164
FactSet Research Systems, Inc. (Media)	462	65,027
Family Dollar Stores, Inc. (Retail)	1,078	85,388
Foot Locker, Inc. (Retail)	1,694	95,169
GameStop Corp.—Class A (Retail)	1,232	41,642
Gannett Co., Inc. (Media)	2,772	88,510
Genesco, Inc.* (Retail)	308	23,599
GNC Holdings, Inc.—Class A (Retail)	1,078	50,623
Grand Canyon Education, Inc.* (Commercial Services)	616	28,743
Group 1 Automotive, Inc. (Retail)	308	27,603
Groupon, Inc.* (Internet)	5,082	41,977
GUESS?, Inc. (Retail)	770	16,232
H & R Block, Inc. (Commercial Services)	3,234	108,920
Hertz Global Holdings, Inc.* (Commercial Services)	5,390	134,426
Hilton Worldwide Holdings In* (Lodging)	4,928	128,572
HSN, Inc. (Retail)	462	35,112
Hyatt Hotels Corp.*—Class A (Lodging)	616	37,089
IHS, Inc.*—Class A (Computers)	770	87,688
International Game Technology (Entertainment)	2,926	50,473
J.C. Penney Co., Inc.* (Retail)	3,696	23,950
Jack in the Box, Inc. (Retail)	462	36,942
JetBlue Airways Corp.* (Airlines)	2,926	46,406
John Wiley & Sons, Inc. (Media)	616	36,492
Kar Auction Services, Inc. (Commercial Services)	1,694	58,697
Kohls Corp. (Retail)	2,464	150,403
Kroger Co. (Food)	5,852	375,757
L Brands, Inc. (Retail)	2,926	253,245
Las Vegas Sands Corp. (Lodging)	4,466	259,743
Liberty Broadband Corp.*—Class A (Diversified Financial Services)	308	15,428
Liberty Broadband Corp.*—Class C (Diversified Financial Services)	770	38,361
Liberty Global PLC*—Class A (Media)	2,926	146,900
Liberty Global PLC* (Media)	7,238	349,668
Liberty Media Corp.*—Class C (Media)	2,310	80,919
Liberty Media Corp.* (Media)	1,232	43,453
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,698	167,635
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	770	20,713
Liberty Ventures* (Internet)	1,694	63,898
Life Time Fitness, Inc.* (Leisure Time)	462	26,158
Lions Gate Entertainment Corp. (Entertainment)	924	29,586
Lithia Motors, Inc.—Class A (Retail)	308	26,701
Live Nation, Inc.* (Commercial Services)	1,694	44,230
Lowe’s Cos., Inc. (Retail)	11,704	805,235
Lumber Liquidators Holdings, Inc.* (Retail)	308	20,423
Macy’s, Inc. (Retail)	4,158	273,389
Madison Square Garden, Inc.*—Class A (Entertainment)	770	57,951
Marriott International, Inc.—Class A (Lodging)	2,619	204,350
Marriott Vacations Worldwide Corp. (Entertainment)	308	22,958
McDonald’s Corp. (Retail)	11,704	1,096,665
McKesson Corp. (Pharmaceuticals)	2,772	575,412
Meredith Corp. (Media)	462	25,096

See accompanying notes to financial statements.

238 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
MGM Resorts International* (Lodging)	4,312	$92,191
Murphy USA, Inc.* (Oil & Gas)	462	31,813
Neilsen Holdings N.V. (Media)	3,850	172,211
Netflix, Inc.* (Internet)	770	263,040
News Corp.*—Class A (Media)	6,006	94,234
Nordstrom, Inc. (Retail)	1,694	134,487
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	1,078	50,407
Office Depot, Inc.* (Retail)	5,852	50,181
Omnicare, Inc. (Pharmaceuticals)	1,232	89,850
Omnicom Group, Inc. (Advertising)	2,926	226,677
O’Reilly Automotive, Inc.* (Retail)	1,232	237,308
Panera Bread Co.*—Class A (Retail)	308	53,838
PetSmart, Inc. (Retail)	1,232	100,155
Pier 1 Imports, Inc. (Retail)	1,078	16,601
Priceline.com, Inc.* (Internet)	616	702,369
Regal Entertainment Group—Class A (Entertainment)	924	19,737
Restoration Hardware Holdings, Inc.* (Retail)	462	44,357
Rite Aid Corp.* (Retail)	10,934	82,224
Rollins, Inc. (Commercial Services)	770	25,487
Ross Stores, Inc. (Retail)	2,464	232,257
Royal Caribbean Cruises, Ltd. (Leisure Time)	2,002	165,025
Safeway, Inc. (Food)	2,772	97,353
Sally Beauty Holdings, Inc.* (Retail)	1,540	47,340
Scripps Networks Interactive—Class A (Media)	1,232	92,733
Sears Holdings Corp.* (Retail)	616	20,316
Service Corp. International (Commercial Services)	2,464	55,932
Shutterfly, Inc.* (Internet)	462	19,263
Signet Jewelers, Ltd. (Retail)	924	121,571
Sinclair Broadcast Group, Inc.—Class A (Media)	924	25,281
Sirius XM Holdings, Inc.* (Media)	30,954	108,339
Six Flags Entertainment Corp. (Entertainment)	1,078	46,515
Sotheby’s—Class A (Commercial Services)	770	33,249
Southwest Airlines Co. (Airlines)	8,162	345,416
Spirit Airlines, Inc.* (Airlines)	924	69,836
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,540	52,329
Staples, Inc. (Retail)	7,700	139,524
Starbucks Corp. (Retail)	8,932	732,871
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,156	174,787
Starz-Liberty Capital* (Media)	1,078	32,017
Sysco Corp. (Food)	7,084	281,164
Target Corp. (Retail)	7,546	572,817
The Cheesecake Factory, Inc. (Retail)	616	30,991
The Gap, Inc. (Retail)	3,234	136,184
The Home Depot, Inc. (Retail)	15,708	1,648,868
The Interpublic Group of Cos., Inc. (Advertising)	4,928	102,355
The Men’s Wearhouse, Inc. (Retail)	616	27,196
The New York Times Co.—Class A (Media)	1,540	20,359
The Wendy’s Co. (Retail)	3,234	29,203
Tiffany & Co. (Retail)	1,386	148,108
Time Warner Cable, Inc. (Media)	3,388	515,179
Time Warner, Inc. (Media)	10,010	855,054
Time, Inc. (Media)	1,232	30,320
TJX Cos., Inc. (Retail)	8,316	570,311
Tractor Supply Co. (Retail)	1,694	133,521
TripAdvisor, Inc.* (Internet)	1,386	103,479
Twenty-First Century Fox, Inc.—Class A (Media)	22,176	851,669
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	770	98,437
United Continental Holdings, Inc.* (Airlines)	4,466	298,731
United Natural Foods, Inc.* (Food)	616	47,632
Urban Outfitters, Inc.* (Retail)	1,232	43,280
Vail Resorts, Inc. (Entertainment)	462	42,102
VCA Antech, Inc.* (Pharmaceuticals)	1,078	52,574
Viacom, Inc.—Class B (Media)	4,466	336,067
Walgreens Boots Alliance, Inc. (Retail)	10,472	797,965
Wal-Mart Stores, Inc. (Retail)	18,942	1,626,738
Walt Disney Co. (Media)	18,634	1,755,136
Whole Foods Market, Inc. (Food)	4,312	217,411
Williams-Sonoma, Inc. (Retail)	1,078	81,583
Wyndham Worldwide Corp. (Lodging)	1,540	132,070
Wynn Resorts, Ltd. (Lodging)	924	137,454
Yelp, Inc.* (Internet)	770	42,142
YUM! Brands, Inc. (Retail)	5,236	381,443
TOTAL COMMON STOCKS (Cost $22,236,391)		35,072,836

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $330,001	$330,000	$330,000
TOTAL REPURCHASE AGREEMENTS (Cost $330,000)		330,000
TOTAL INVESTMENT SECURITIES (Cost $22,566,391)—101.0%		35,402,836
Net other assets (liabilities)—(1.0)%		(359,616)
NET ASSETS—100.0%		$35,043,220

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 239

ProFund VP Consumer Services invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$329,032	0.9%
Airlines	1,807,316	5.1%
Commercial Services	666,208	1.9%
Computers	87,688	0.3%
Diversified Financial Services	53,789	0.2%
Entertainment	353,711	1.0%
Food	1,019,317	2.9%
Food & Staples Retailing	52,329	0.1%
Healthcare-Services	16,273	NM
Internet	2,894,990	8.3%
Internet & Catalog Retail	20,713	0.1%
Leisure Time	485,919	1.3%
Lodging	1,192,137	3.4%
Media	8,956,829	25.5%
Oil & Gas	31,813	0.1%
Pharmaceuticals	1,263,233	3.7%
Retail	15,766,926	45.0%
Software	74,613	0.3%
Other**	(29,616)	(0.1)%
Total	$35,043,220	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

240 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$22,566,391
Securities, at value	35,072,836
Repurchase agreements, at value	330,000
Total Investment Securities, at value	35,402,836
Cash	352
Dividends and interest receivable	42,268
Receivable for capital shares issued	304,903
Receivable for investments sold	48,591
Prepaid expenses	132
TOTAL ASSETS	35,799,082

LIABILITIES:
Payable for investments purchased	683,318
Payable for capital shares redeemed	452
Advisory fees payable	22,455
Management services fees payable	2,994
Administration fees payable	1,003
Administrative services fees payable	12,481
Distribution fees payable	11,528
Trustee fees payable	11
Transfer agency fees payable	1,605
Fund accounting fees payable	1,907
Compliance services fees payable	138
Other accrued expenses	17,970
TOTAL LIABILITIES	755,862
NET ASSETS	$35,043,220

NET ASSETS CONSIST OF:
Capital	$18,763,143
Accumulated net investment income (loss)	1,532
Accumulated net realized gains (losses) on investments	3,442,100
Net unrealized appreciation (depreciation) on investments	12,836,445
NET ASSETS	$35,043,220

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	546,284
Net Asset Value (offering and redemption price per share)	$64.15

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$353,242
Interest	12
Foreign tax withholding	(347)
TOTAL INVESTMENT INCOME	352,907

EXPENSES:
Advisory fees	197,733
Management services fees	26,364
Administration fees	10,257
Transfer agency fees	15,732
Administrative services fees	76,086
Distribution fees	65,911
Custody fees	12,182
Fund accounting fees	20,560
Trustee fees	605
Compliance services fees	226
Other fees	35,288
Total Gross Expenses before reductions	460,944
Expenses reduced and reimbursed by the Advisor	(18,022)
TOTAL NET EXPENSES	442,922
NET INVESTMENT INCOME (LOSS)	(90,015)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,945,827
Change in net unrealized appreciation/depreciation on investments	(2,688,811)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,257,016

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,167,001

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 241

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(90,015)	$(77,342)
Net realized gains (losses) on investments	4,945,827	142,817
Change in net unrealized appreciation/depreciation on investments	(2,688,811)	9,060,968
Change in net assets resulting from operations	2,167,001	9,126,443

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(69,340)
Net realized gains on investments	(26,756)	(78,604)
Change in net assets resulting from distributions	(26,756)	(147,944)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,934,009	47,654,543
Dividends reinvested	26,756	147,944
Value of shares redeemed	(37,600,578)	(35,089,129)
Change in net assets resulting from capital transactions	(6,639,813)	12,713,358
Change in net assets	(4,499,568)	21,691,857

NET ASSETS:
Beginning of period	39,542,788	17,850,931
End of period	$35,043,220	$39,542,788
Accumulated net investment income (loss)	$1,532	$—

SHARE TRANSACTIONS:
Issued	513,455	986,769
Reinvested	473	3,152
Redeemed	(660,172)	(732,303)
Change in shares	(146,244)	257,618

See accompanying notes to financial statements.

242 :: ProFund VP Consumer Services :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$57.10	$41.05	$33.77	$32.01	$26.37

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.13)	0.13	— (b)	(0.02)
Net realized and unrealized gains (losses) on investments	7.31	16.44	7.32	1.76	5.66
Total income (loss) from investment activities	7.11	16.31	7.45	1.76	5.64

Distributions to Shareholders From:
Net investment income	—	(0.12)	—	—	—
Net realized gains on investments	(0.06)	(0.14)	(0.17)	—	—
Total distributions	(0.06)	(0.26)	(0.17)	—	—

Net Asset Value, End of Period	$64.15	$57.10	$41.05	$33.77	$32.01

Total Return	12.46%	39.87%	22.10%	5.50%	21.39%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.78%	1.91%	1.94%	1.95%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.34)%	(0.27)%	0.34%	— (c)	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$35,043	$39,543	$17,851	$18,793	$22,076
Portfolio turnover rate(d)	93%	73%	182%	232%	203%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Amount is less than $0.005.

(c)               Amount is less than 0.005%.

(d)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 243

ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 12.92%. For the same period, the Index had a return of 14.59%(1) and a volatility of 12.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from   December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	12.92%	12.20%	-0.02%
Dow Jones U.S. Financials Index	14.59%	13.90%	1.54%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30,     2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.8%
Wells Fargo & Co.	6.5%
J.P. Morgan Chase & Co.	5.8%
Bank of America Corp.	4.7%
Citigroup, Inc.	4.1%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	25%
Real Estate Investment Trusts	19%
Non-Life Insurance	18%
Life Insurance	5%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

244 :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (99.5%)

	Shares	Value
ACE, Ltd. (Insurance)	3,544	$407,135
Affiliated Managers Group, Inc.* (Diversified Financial Services)	443	94,022
AFLAC, Inc. (Insurance)	4,873	297,692
Alexander & Baldwin, Inc. (Real Estate)	443	17,392
Alexandria Real Estate Equities, Inc. (REIT)	886	78,624
Allied World Assurance Co. Holdings, Ltd. (Insurance)	886	33,597
Allstate Corp. (Insurance)	4,430	311,208
Ally Financial, Inc.* (Diversified Financial Services)	886	20,927
American Campus Communities, Inc. (REIT)	1,329	54,967
American Capital Agency Corp. (REIT)	3,987	87,036
American Express Co. (Diversified Financial Services)	9,746	906,767
American Financial Group, Inc. (Insurance)	886	53,798
American Homes 4 Rent—Class A (REIT)	1,329	22,633
American International Group, Inc. (Insurance)	15,062	843,623
American Realty Capital Properties, Inc. (REIT)	9,746	88,201
American Tower Corp. (REIT)	4,430	437,907
Ameriprise Financial, Inc. (Diversified Financial Services)	1,772	234,347
Annaly Mortgage Management, Inc. (REIT)	10,189	110,143
Aon PLC (Insurance)	3,101	294,068
Apartment Investment & Management Co.—Class A (REIT)	1,772	65,830
Arch Capital Group, Ltd.* (Insurance)	1,329	78,544
ARMOUR Residential REIT, Inc. (REIT)	3,987	14,672
Arthur J. Gallagher & Co. (Insurance)	1,772	83,426
Aspen Insurance Holdings, Ltd. (Insurance)	886	38,780
Associated Banc-Corp. (Banks)	1,772	33,012
Assurant, Inc. (Insurance)	886	60,629
Assured Guaranty, Ltd. (Insurance)	1,772	46,054
AvalonBay Communities, Inc. (REIT)	1,329	217,145
Axis Capital Holdings, Ltd. (Insurance)	886	45,266
BancorpSouth, Inc. (Banks)	886	19,944
Bank of America Corp. (Banks)	112,965	2,020,944
Bank of Hawaii Corp. (Banks)	443	26,274
Bank of New York Mellon Corp. (Banks)	11,961	485,258
BankUnited, Inc. (Banks)	886	25,667
BB&T Corp. (Banks)	7,531	292,881
Berkshire Hathaway, Inc.*—Class B (Insurance)	19,492	2,926,723
BioMed Realty Trust, Inc. (REIT)	2,215	47,711
BlackRock, Inc. (Diversified Financial Services)	1,329	475,196
BOK Financial Corp. (Banks)	443	26,598
Boston Properties, Inc. (REIT)	1,772	228,039
Brandywine Realty Trust (REIT)	1,772	28,317
Brown & Brown, Inc. (Insurance)	1,329	43,737
Camden Property Trust (REIT)	886	65,422
Capital One Financial Corp. (Banks)	6,202	511,975
Capitol Federal Financial, Inc. (Savings & Loans)	1,329	16,985
Cathay Bancorp, Inc. (Banks)	886	22,673
CBL & Associates Properties, Inc. (REIT)	1,772	34,412
CBOE Holdings, Inc. (Diversified Financial Services)	886	56,190
CBRE Group, Inc.*—Class A (Real Estate)	3,101	106,208
Chimera Investment Corp. (REIT)	11,075	35,219
Cincinnati Financial Corp. (Insurance)	1,772	91,843
CIT Group, Inc. (Banks)	1,772	84,755
Citigroup, Inc. (Banks)	32,782	1,773,834
City National Corp. (Banks)	443	35,799
CME Group, Inc. (Diversified Financial Services)	3,544	314,176
CNO Financial Group, Inc. (Insurance)	2,215	38,142
Colony Financial, Inc. (REIT)	1,329	31,657
Columbia Property Trust, Inc. (REIT)	1,329	33,690
Comerica, Inc. (Banks)	1,772	83,000
Commerce Bancshares, Inc. (Banks)	886	38,532
Corporate Office Properties Trust (REIT)	886	25,136
Corrections Corp. of America (REIT)	1,329	48,296
Cousins Properties, Inc. (REIT)	2,215	25,295
Crown Castle International Corp. (REIT)	3,544	278,913
CubeSmart (REIT)	1,772	39,108
Cullen/Frost Bankers, Inc. (Banks)	443	31,294
CYS Investments, Inc. (REIT)	1,772	15,452
DCT Industrial Trust, Inc. (REIT)	886	31,595
DDR Corp. (REIT)	3,101	56,934
DiamondRock Hospitality Co. (REIT)	2,215	32,937
Digital Realty Trust, Inc. (REIT)	1,329	88,113
Discover Financial Services (Diversified Financial Services)	4,873	319,133
Douglas Emmett, Inc. (REIT)	1,329	37,744
Duke Realty Corp. (REIT)	3,544	71,589
DuPont Fabros Technology, Inc. (REIT)	886	29,451
E*TRADE Financial Corp.* (Diversified Financial Services)	3,101	75,215
East West Bancorp, Inc. (Banks)	1,329	51,446
EastGroup Properties, Inc. (REIT)	443	28,051
Eaton Vance Corp. (Diversified Financial Services)	1,329	54,396
Endurance Specialty Holdings, Ltd. (Insurance)	443	26,509
EPR Properties (REIT)	443	25,530
Equity Commonwealth (REIT)	1,329	34,115
Equity Lifestyle Properties, Inc. (REIT)	886	45,673
Equity Residential (REIT)	3,987	286,425
Erie Indemnity Co.—Class A (Insurance)	443	40,211
Essex Property Trust, Inc. (REIT)	886	183,048
Everest Re Group, Ltd. (Insurance)	443	75,443
Extra Space Storage, Inc. (REIT)	1,329	77,933
F.N.B. Corp. (Banks)	1,772	23,603
Federal Realty Investment Trust (REIT)	886	118,246
Federated Investors, Inc.—Class B (Diversified Financial Services)	886	29,176
Fifth Third Bancorp (Banks)	8,860	180,523
Financial Engines, Inc. (Diversified Financial Services)	443	16,192
First American Financial Corp. (Insurance)	1,329	45,053
First Financial Bankshares, Inc. (Banks)	886	26,474
First Horizon National Corp. (Banks)	2,658	36,101
First Niagara Financial Group, Inc. (Savings & Loans)	3,987	33,610
First Republic Bank (Banks)	1,329	69,267
FirstMerit Corp. (Banks)	1,772	33,473
FNF Group (Diversified Financial Services)	3,101	106,829
FNFV Group* (Diversified Financial Services)	886	13,946
Forest City Enterprises, Inc.*—Class A (Real Estate)	1,772	37,744
Franklin Resources, Inc. (Diversified Financial Services)	4,430	245,289
Fulton Financial Corp. (Banks)	2,215	27,377
Gaming & Leisure Properties, Inc. (REIT)	886	25,995
General Growth Properties, Inc. (REIT)	6,645	186,924
Genworth Financial, Inc.*—Class A (Insurance)	5,316	45,186

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 245

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	886	$24,604
Hancock Holding Co. (Banks)	886	27,200
Hanover Insurance Group, Inc. (Insurance)	443	31,595
Hartford Financial Services Group, Inc. (Insurance)	4,430	184,687
Hatteras Financial Corp. (REIT)	886	16,329
HCC Insurance Holdings, Inc. (Insurance)	886	47,419
HCP, Inc. (REIT)	4,873	214,558
Health Care REIT, Inc. (REIT)	3,544	268,173
Healthcare Realty Trust, Inc. (REIT)	886	24,206
Healthcare Trust of America, Inc.—Class A (REIT)	1,329	35,803
Highwoods Properties, Inc. (REIT)	886	39,232
Home Properties, Inc. (REIT)	443	29,061
Hospitality Properties Trust (REIT)	1,772	54,932
Host Hotels & Resorts, Inc. (REIT)	7,974	189,542
Hudson City Bancorp, Inc. (Savings & Loans)	5,316	53,798
Huntington Bancshares, Inc. (Banks)	8,860	93,207
IBERIABANK Corp. (Banks)	443	28,729
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	1,329	291,436
International Bancshares Corp. (Banks)	443	11,757
Invesco Mortgage Capital, Inc. (REIT)	1,329	20,546
Invesco, Ltd. (Diversified Financial Services)	4,430	175,074
Investors Bancorp, Inc. (Savings & Loans)	3,544	39,781
Iron Mountain, Inc. (REIT)	2,215	85,632
J.P. Morgan Chase & Co. (Banks)	40,313	2,522,787
Janus Capital Group, Inc. (Diversified Financial Services)	1,772	28,582
Jones Lang LaSalle, Inc. (Real Estate)	443	66,419
Kemper Corp. (Insurance)	443	15,997
KeyCorp (Banks)	9,303	129,312
Kilroy Realty Corp. (REIT)	886	61,196
Kimco Realty Corp. (REIT)	4,430	111,370
Kite Realty Group Trust (REIT)	886	25,464
Lamar Advertising Co.—Class A (Advertising)	886	47,525
LaSalle Hotel Properties (REIT)	1,329	53,785
Legg Mason, Inc. (Diversified Financial Services)	886	47,286
Lexington Realty Trust (REIT)	2,215	24,321
Liberty Property Trust (REIT)	1,772	66,680
Lincoln National Corp. (Insurance)	2,658	153,287
Loews Corp. (Insurance)	3,101	130,304
LPL Financial Holdings, Inc. (Diversified Financial Services)	886	39,471
M&T Bank Corp. (Banks)	1,329	166,949
Mack-Cali Realty Corp. (REIT)	886	16,887
MarketAxess Holdings, Inc. (Diversified Financial Services)	443	31,768
Marsh & McLennan Cos., Inc. (Insurance)	5,759	329,645
MasterCard, Inc.—Class A (Commercial Services)	10,632	916,053
MB Financial, Inc. (Banks)	886	29,114
McGraw Hill Financial, Inc. (Commercial Services)	3,101	275,927
Medical Properties Trust, Inc. (REIT)	1,772	24,418
Mercury General Corp. (Insurance)	443	25,105
MetLife, Inc. (Insurance)	12,404	670,932
MFA Financial, Inc. (REIT)	3,987	31,856
MGIC Investment Corp.* (Insurance)	3,544	33,030
Mid-America Apartment Communities, Inc. (REIT)	886	66,166
Moody’s Corp. (Commercial Services)	1,772	169,775
Morgan Stanley Dean Witter & Co. (Banks)	16,391	635,971
MSCI, Inc.—Class A (Software)	1,329	63,048
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,329	63,739
National Retail Properties, Inc. (REIT)	1,329	52,323
Navient Corp. (Diversified Financial Services)	4,430	95,732
New York Community Bancorp (Savings & Loans)	4,873	77,968
Northern Trust Corp. (Banks)	2,215	149,291
NorthStar Asset Managenent Group, Inc. (Diversified Financial Services)	2,215	49,993
NorthStar Realty Finance Corp. (REIT)	2,215	38,940
Ocwen Financial Corp.* (Diversified Financial Services)	1,329	20,068
Old Republic International Corp. (Insurance)	2,658	38,887
OMEGA Healthcare Investors, Inc. (REIT)	1,329	51,924
Outfront Media, Inc. (REIT)	1,565	42,008
PacWest Bancorp (Banks)	886	40,278
PartnerRe, Ltd. (Insurance)	443	50,560
Pebblebrook Hotel Trust (REIT)	886	40,428
People’s United Financial, Inc. (Savings & Loans)	3,101	47,073
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,772	33,384
Platinum Underwriters Holdings, Ltd. (Insurance)	443	32,525
Plum Creek Timber Co., Inc. (REIT)	1,772	75,824
PNC Financial Services Group (Banks)	5,759	525,394
Popular, Inc.* (Banks)	1,329	45,252
Post Properties, Inc. (REIT)	443	26,035
Potlatch Corp. (REIT)	443	18,548
PRA Group, Inc.* (Consumer Finance)	443	25,663
Primerica, Inc. (Insurance)	443	24,037
Principal Financial Group, Inc. (Insurance)	3,101	161,066
PrivateBancorp, Inc. (Banks)	886	29,592
ProAssurance Corp. (Insurance)	443	20,001
Progressive Corp. (Insurance)	5,759	155,435
Prologis, Inc. (REIT)	5,316	228,747
Prosperity Bancshares, Inc. (Banks)	443	24,524
Protective Life Corp. (Insurance)	886	61,710
Prudential Financial, Inc. (Insurance)	4,873	440,812
Public Storage, Inc. (REIT)	1,772	327,553
Radian Group, Inc. (Insurance)	2,215	37,035
Raymond James Financial Corp. (Diversified Financial Services)	1,329	76,138
Rayonier, Inc. (REIT)	1,329	37,132
Realogy Holdings Corp.* (Real Estate)	1,772	78,837
Realty Income Corp. (REIT)	2,215	105,678
Redwood Trust, Inc. (REIT)	886	17,454
Regency Centers Corp. (REIT)	886	56,509
Regions Financial Corp. (Banks)	14,619	154,377
Reinsurance Group of America, Inc. (Insurance)	886	77,631
RenaissanceRe Holdings (Insurance)	443	43,068
Retail Properties of America, Inc. (REIT)	2,658	44,362
RLI Corp. (Insurance)	443	21,884
RLJ Lodging Trust (REIT)	1,329	44,561
Ryman Hospitality Properties, Inc. (REIT)	443	23,364
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	886	17,374
SEI Investments Co. (Commercial Services)	1,329	53,213
Senior Housing Properties Trust (REIT)	2,215	48,974
Signature Bank* (Banks)	443	55,800
Simon Property Group, Inc. (REIT)	3,544	645,397
SL Green Realty Corp. (REIT)	886	105,452
SLM Corp. (Diversified Financial Services)	4,430	45,142
Sovran Self Storage, Inc. (REIT)	443	38,638
Spirit Realty Capital, Inc. (REIT)	4,430	52,673

See accompanying notes to financial statements.

246 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
St. Joe Co.* (Real Estate)	886	$16,294
StanCorp Financial Group, Inc. (Insurance)	443	30,948
Starwood Property Trust, Inc. (REIT)	2,215	51,477
State Street Corp. (Banks)	4,430	347,755
Stifel Financial Corp.* (Diversified Financial Services)	886	45,204
Strategic Hotels & Resorts, Inc.* (REIT)	2,658	35,165
Sun Communities, Inc. (REIT)	443	26,784
Sunstone Hotel Investors, Inc. (REIT)	2,215	36,570
SunTrust Banks, Inc. (Banks)	5,759	241,302
Susquehanna Bancshares, Inc. (Banks)	1,772	23,798
SVB Financial Group* (Banks)	443	51,419
Symetra Financial Corp. (Insurance)	886	20,422
Synchrony Financial* (Diversified Financial Services)	1,329	39,538
Synovus Financial Corp. (Banks)	1,329	36,003
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,658	228,216
Tanger Factory Outlet Centers, Inc. (REIT)	886	32,747
Taubman Centers, Inc. (REIT)	886	67,708
TCF Financial Corp. (Banks)	1,772	28,157
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,101	110,954
Texas Capital Bancshares, Inc.* (Banks)	443	24,068
The Charles Schwab Corp. (Diversified Financial Services)	12,404	374,477
The Chubb Corp. (Insurance)	2,658	275,023
The Geo Group, Inc. (REIT)	886	35,759
The Goldman Sachs Group, Inc. (Banks)	4,430	858,667
The Howard Hughes Corp.* (Real Estate)	443	57,776
The Macerich Co. (REIT)	1,329	110,852
The Travelers Cos., Inc. (Insurance)	3,544	375,132
Torchmark Corp. (Insurance)	1,329	71,992
Trustmark Corp. (Banks)	886	21,742
Two Harbors Investment Corp. (REIT)	3,987	39,950
U.S. Bancorp (Banks)	19,049	856,253
UDR, Inc. (REIT)	2,658	81,920
UMB Financial Corp. (Banks)	443	25,202
Umpqua Holdings Corp. (Banks)	2,215	37,677
United Bankshares, Inc. (Banks)	886	33,181
UnumProvident Corp. (Insurance)	2,658	92,711
Validus Holdings, Ltd. (Insurance)	886	36,822
Valley National Bancorp (Banks)	2,215	21,508
Ventas, Inc. (REIT)	3,101	222,342
Visa, Inc.—Class A (Diversified Financial Services)	5,316	1,393,855
Vornado Realty Trust (REIT)	1,772	208,582
Voya Financial, Inc. (Insurance)	2,215	93,873
W.R. Berkley Corp. (Insurance)	886	45,416
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	886	44,141
Washington Federal, Inc. (Savings & Loans)	886	19,625
Washington Prime Group, Inc. (REIT)	1,772	30,514
Washington REIT (REIT)	886	24,507
Webster Financial Corp. (Banks)	886	28,822
Weingarten Realty Investors (REIT)	1,329	46,409
Wells Fargo & Co. (Banks)	50,945	2,792,804
Western Union Co. (Commercial Services)	5,759	103,144
Weyerhaeuser Co. (REIT)	5,759	206,691
Willis Group Holdings PLC (Insurance)	1,772	79,403
Wintrust Financial Corp. (Banks)	443	20,715
WP Carey, Inc. (Real Estate)	886	62,109
XL Group PLC (Insurance)	2,658	91,355
Zions Bancorp (Banks)	2,215	63,150
TOTAL COMMON STOCKS (Cost $19,371,333)		43,007,607

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $19,374,333)—99.5%		43,010,607
Net other assets (liabilities)—0.5%		209,527
NET ASSETS—100.0%		$43,220,134

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$47,525	0.1%
Banks	16,167,065	37.5%
Commercial Services	1,518,112	3.5%
Consumer Finance	25,663	0.1%
Diversified Financial Services	6,179,989	14.3%
Insurance	9,926,416	23.0%
Real Estate	442,779	1.1%
REIT	8,348,170	19.2%
Savings & Loans	288,840	0.6%
Software	63,048	0.1%
Other**	212,527	0.5%
Total	$43,220,134	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 247

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$19,374,333
Securities, at value	43,007,607
Repurchase agreements, at value	3,000
Total Investment Securities, at value	43,010,607
Cash	1,104
Dividends and interest receivable	77,010
Receivable for capital shares issued	288,780
Prepaid expenses	183
TOTAL ASSETS	43,377,684

LIABILITIES:
Payable for investments purchased	47,531
Payable for capital shares redeemed	5,340
Advisory fees payable	28,481
Management services fees payable	3,797
Administration fees payable	1,296
Administrative services fees payable	17,486
Distribution fees payable	18,526
Trustee fees payable	14
Transfer agency fees payable	2,075
Fund accounting fees payable	2,466
Compliance services fees payable	200
Other accrued expenses	30,338
TOTAL LIABILITIES	157,550
NET ASSETS	$43,220,134

NET ASSETS CONSIST OF:
Capital	$41,844,839
Accumulated net investment income (loss)	110,861
Accumulated net realized gains (losses) on investments	(22,371,840)
Net unrealized appreciation (depreciation) on investments	23,636,274
NET ASSETS	$43,220,134

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,370,552
Net Asset Value (offering and redemption price per share)	$31.53

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$788,225
Interest	11
TOTAL INVESTMENT INCOME	788,236

EXPENSES:
Advisory fees	302,399
Management services fees	40,320
Administration fees	16,125
Transfer agency fees	24,794
Administrative services fees	110,382
Distribution fees	100,800
Custody fees	13,918
Fund accounting fees	32,309
Trustee fees	947
Compliance services fees	262
Other fees	54,534
Total Gross Expenses before reductions	696,790
Expenses reduced and reimbursed by the Advisor	(19,415)
TOTAL NET EXPENSES	677,375
NET INVESTMENT INCOME (LOSS)	110,861

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,604,380
Change in net unrealized appreciation/depreciation on investments	2,821,092
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,425,472

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,536,333

See accompanying notes to financial statements.

248 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$110,861	$77,054
Net realized gains (losses) on investments	1,604,380	27,568
Change in net unrealized appreciation/depreciation on investments	2,821,092	9,722,044
Change in net assets resulting from operations	4,536,333	9,826,666

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(77,054)	(142,296)
Change in net assets resulting from distributions	(77,054)	(142,296)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	33,045,861	52,200,455
Dividends reinvested	77,054	142,296
Value of shares redeemed	(38,275,311)	(43,450,728)
Change in net assets resulting from capital transactions	(5,152,396)	8,892,023
Change in net assets	(693,117)	18,576,393

NET ASSETS:
Beginning of period	43,913,251	25,336,858
End of period	$43,220,134	$43,913,251
Accumulated net investment income (loss)	$110,861	$77,054

SHARE TRANSACTIONS:
Issued	1,123,857	2,133,304
Reinvested	2,726	5,887
Redeemed	(1,325,223)	(1,761,108)
Change in shares	(198,640)	378,083

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$27.98	$21.27	$17.07	$19.81	$17.91

Investment Activities:
Net investment income (loss)(a)	0.08	0.05	0.11	0.03	(0.05)
Net realized and unrealized gains (losses) on investments	3.53	6.76	4.11	(2.77)	2.01
Total income (loss) from investment activities	3.61	6.81	4.22	(2.74)	1.96

Distributions to Shareholders From:
Net investment income	(0.06)	(0.10)	(0.02)	—	(0.06)

Net Asset Value, End of Period	$31.53	$27.98	$21.27	$17.07	$19.81

Total Return	12.92%	32.08%	24.73%	(13.83)%	10.93%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.78%	1.91%	1.80%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.27%	0.19%	0.55%	0.16%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$43,220	$43,913	$25,337	$17,953	$28,268
Portfolio turnover rate(b)	49%	72%	124%	48%	140%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

250 :: ProFund VP Health Care :: Management Discussion of Fund Performance

ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 23.67%. For the same period, the Index had a return of 25.76%(1) and a volatility of 14.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	23.67%	18.11%	9.48%
Dow Jones U.S. Health Care Index	25.76%	19.99%	11.35%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	10.4%
Pfizer, Inc.	7.0%
Merck & Co., Inc.	5.8%
Gilead Sciences, Inc.	5.0%
Amgen, Inc.	4.3%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals & Biotechnology	66%
Health Care Equipment & Services	34%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Health Care :: 251

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (99.6%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	45,212	$2,035,444
AbbVie, Inc. (Pharmaceuticals)	47,752	3,124,892
Acadia Healthcare Co., Inc.* (Healthcare-Services)	1,524	93,284
Actavis PLC* (Pharmaceuticals)	8,128	2,092,228
Aetna, Inc. (Healthcare-Services)	10,668	947,639
Akorn, Inc.* (Pharmaceuticals)	2,032	73,558
Alere, Inc.* (Healthcare-Products)	2,540	96,520
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,096	1,127,943
Align Technology, Inc.* (Healthcare-Products)	2,032	113,609
Alkermes PLC* (Pharmaceuticals)	4,572	267,736
Allergan, Inc. (Pharmaceuticals)	9,144	1,943,923
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,032	197,104
Amgen, Inc. (Biotechnology)	22,860	3,641,369
Anthem, Inc. (Healthcare-Services)	8,128	1,021,446
Bard (C.R.), Inc. (Healthcare-Products)	2,032	338,572
Baxter International, Inc. (Healthcare-Products)	16,256	1,191,402
Becton, Dickinson & Co. (Healthcare-Products)	5,588	777,626
Biogen Idec, Inc.* (Biotechnology)	7,112	2,414,168
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	4,572	413,309
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	508	61,244
Bio-Techne Corp. (Biotechnology)	1,016	93,878
Boston Scientific Corp.* (Healthcare-Products)	39,624	525,018
Bristol-Myers Squibb Co. (Pharmaceuticals)	49,784	2,938,750
Brookdale Senior Living, Inc.* (Real Estate)	5,588	204,912
Bruker Corp.* (Life Sciences Tools & Services)	3,556	69,769
CareFusion Corp.* (Healthcare-Products)	6,096	361,737
Celgene Corp.* (Biotechnology)	23,876	2,670,769
Centene Corp.* (Healthcare-Services)	1,524	158,267
Cepheid, Inc.* (Healthcare-Products)	2,032	110,012
Charles River Laboratories International, Inc.* (Biotechnology)	1,524	96,987
CIGNA Corp. (Healthcare-Services)	7,620	784,175
Community Health Systems, Inc.* (Healthcare-Services)	3,556	191,740
Covance, Inc.* (Healthcare-Services)	1,524	158,252
Covidien PLC (Healthcare-Products)	13,716	1,402,872
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,540	255,651
DaVita, Inc.* (Healthcare-Services)	5,080	384,759
DENTSPLY International, Inc. (Healthcare-Products)	4,064	216,489
Dexcom, Inc.* (Healthcare-Products)	2,032	111,862
Edwards Lifesciences Corp.* (Healthcare-Products)	3,048	388,254
Eli Lilly & Co. (Pharmaceuticals)	29,464	2,032,721
Endo International PLC* (Pharmaceuticals)	4,572	329,733
Envision Healthcare Holdings, Inc.* (Healthcare-Services)	4,064	140,980
Express Scripts Holding Co.* (Pharmaceuticals)	21,844	1,849,531
Gilead Sciences, Inc.* (Biotechnology)	45,212	4,261,684
Haemonetics Corp.* (Healthcare-Products)	1,524	57,028
Halyard Health, Inc.* (Healthcare-Products)	1,524	69,296
HCA Holdings, Inc.* (Healthcare-Services)	9,144	671,078
Health Net, Inc.* (Healthcare-Services)	2,540	135,966
Healthcare Services Group, Inc. (Commercial Services)	2,032	62,850
HealthSouth Corp. (Healthcare-Services)	2,540	97,688
Henry Schein, Inc.* (Healthcare-Products)	2,540	345,821
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,524	69,525
HMS Holdings Corp.* (Commercial Services)	2,540	53,696
Hologic, Inc.* (Healthcare-Products)	7,112	190,175
Hospira, Inc.* (Healthcare-Products)	5,080	311,150
Humana, Inc. (Healthcare-Services)	4,572	656,677
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,524	225,963
Illumina, Inc.* (Biotechnology)	4,064	750,133
Impax Laboratories, Inc.* (Pharmaceuticals)	2,032	64,374
Incyte Corp.* (Biotechnology)	4,572	334,259
Intercept Pharmaceuticals, Inc.* (Healthcare-Products)	508	79,248
Intuitive Surgical, Inc.* (Healthcare-Products)	1,016	537,403
Isis Pharmaceuticals, Inc.* (Biotechnology)	3,556	219,547
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,032	332,699
Johnson & Johnson (Pharmaceuticals)	84,328	8,818,179
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,540	274,066
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,524	109,591
Magellan Health Services, Inc.* (Healthcare-Services)	1,016	60,990
Mallinckrodt PLC* (Pharmaceuticals)	3,556	352,151
MannKind Corp.* (Pharmaceuticals)	7,620	39,738
Medivation, Inc.* (Biotechnology)	2,540	253,010
Mednax, Inc.* (Healthcare-Services)	3,048	201,503
Medtronic, Inc. (Healthcare-Products)	29,464	2,127,302
Merck & Co., Inc. (Pharmaceuticals)	85,852	4,875,535
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,176	629,991
Myriad Genetics, Inc.* (Biotechnology)	2,032	69,210
NPS Pharmaceuticals, Inc.* (Biotechnology)	3,048	109,027
Owens & Minor, Inc. (Pharmaceuticals)	2,032	71,344
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,016	90,079
PAREXEL International Corp.* (Commercial Services)	1,524	84,673
Patterson Cos., Inc. (Healthcare-Products)	2,540	122,174
PDL BioPharma, Inc. (Biotechnology)	5,080	39,167
Perrigo Co. PLC (Pharmaceuticals)	4,064	679,338
Pfizer, Inc. (Pharmaceuticals)	189,484	5,902,427
Pharmacyclics, Inc.* (Pharmaceuticals)	2,032	248,432
Puma Biotechnology, Inc.* (Biotechnology)	508	96,149
Quest Diagnostics, Inc. (Healthcare-Services)	4,572	306,598
Quintiles Transnational Holdings, Inc.* (Healthcare-Services)	2,032	119,624
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,032	833,628
ResMed, Inc. (Healthcare-Products)	4,064	227,828
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,032	233,558
Seattle Genetics, Inc.* (Biotechnology)	3,048	97,932
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,524	133,152
St. Jude Medical, Inc. (Healthcare-Products)	8,636	561,599
STERIS Corp. (Healthcare-Products)	2,032	131,775
Stryker Corp. (Healthcare-Products)	9,144	862,554
Team Health Holdings, Inc.* (Commercial Services)	2,032	116,901
Teleflex, Inc. (Healthcare-Products)	1,016	116,657
Tenet Healthcare Corp.* (Healthcare-Services)	3,048	154,442
The Cooper Cos., Inc. (Healthcare-Products)	1,524	247,025
Theravance, Inc. (Biotechnology)	2,540	35,941
Thermo Fisher Scientific, Inc. (Electronics)	12,192	1,527,535
Thoratec Corp.* (Healthcare-Products)	1,524	49,469
United Therapeutics Corp.* (Biotechnology)	1,524	197,343
UnitedHealth Group, Inc. (Healthcare-Services)	28,956	2,927,163

See accompanying notes to financial statements.

252 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,540	$282,600
Varian Medical Systems, Inc.* (Healthcare-Products)	3,048	263,682
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,112	844,906
Waters Corp.* (Electronics)	2,540	286,309
WellCare Health Plans, Inc.* (Healthcare-Services)	1,524	125,059
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,032	108,184
Zimmer Holdings, Inc. (Healthcare-Products)	5,080	576,174
Zoetis, Inc. (Pharmaceuticals)	15,240	655,777
TOTAL COMMON STOCKS (Cost $42,599,619)		84,253,885

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $145,000	$145,000	$145,000
TOTAL REPURCHASE AGREEMENTS (Cost $145,000)		145,000
TOTAL INVESTMENT SECURITIES (Cost $42,744,619)—99.8%		84,398,885
Net other assets (liabilities)—0.2%		202,569
NET ASSETS—100.0%		$84,601,454

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Biotechnology	$19,114,358	22.6%
Commercial Services	318,120	0.4%
Electronics	1,813,844	2.1%
Healthcare-Products	13,047,157	15.4%
Healthcare-Services	10,003,587	11.8%
Life Sciences Tools & Services	69,769	0.1%
Pharmaceuticals	39,682,138	47.0%
Real Estate	204,912	0.2%
Other**	347,569	0.4%
Total	$84,601,454	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 253

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$42,744,619
Securities, at value	84,253,885
Repurchase agreements, at value	145,000
Total Investment Securities, at value	84,398,885
Cash	121
Dividends and interest receivable	93,304
Receivable for capital shares issued	574,649
Prepaid expenses	305
TOTAL ASSETS	85,067,264

LIABILITIES:
Payable for capital shares redeemed	286,439
Advisory fees payable	58,664
Management services fees payable	7,822
Administration fees payable	2,724
Administrative services fees payable	29,627
Distribution fees payable	31,145
Trustee fees payable	29
Transfer agency fees payable	4,361
Fund accounting fees payable	5,181
Compliance services fees payable	389
Other accrued expenses	39,429
TOTAL LIABILITIES	465,810
NET ASSETS	$84,601,454

NET ASSETS CONSIST OF:
Capital	$54,308,062
Accumulated net realized gains (losses) on investments	(11,360,874)
Net unrealized appreciation (depreciation) on investments	41,654,266
NET ASSETS	$84,601,454

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,323,885
Net Asset Value (offering and redemption price per share)	$63.90

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$1,041,616
Interest	24
TOTAL INVESTMENT INCOME	1,041,640

EXPENSES:
Advisory fees	508,904
Management services fees	67,853
Administration fees	26,950
Transfer agency fees	41,520
Administrative services fees	194,641
Distribution fees	169,635
Custody fees	10,697
Fund accounting fees	51,562
Trustee fees	1,547
Compliance services fees	556
Other fees	73,255
Total Gross Expenses before reductions	1,147,120
Expenses reduced and reimbursed by the Advisor	(7,175)
TOTAL NET EXPENSES	1,139,945
NET INVESTMENT INCOME (LOSS)	(98,305)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	480,773
Change in net unrealized appreciation/depreciation on investments	13,249,695
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,730,468

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,632,163

See accompanying notes to financial statements.

254 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(98,305)	$48,831
Net realized gains (losses) on investments	480,773	663,978
Change in net unrealized appreciation/depreciation on investments	13,249,695	14,208,511
Change in net assets resulting from operations	13,632,163	14,921,320

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(48,831)	(172,936)
Change in net assets resulting from distributions	(48,831)	(172,936)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	65,318,806	61,421,961
Dividends reinvested	48,831	172,936
Value of shares redeemed	(52,387,792)	(51,608,847)
Change in net assets resulting from capital transactions	12,979,845	9,986,050
Change in net assets	26,563,177	24,734,434

NET ASSETS:
Beginning of period	58,038,277	33,303,843
End of period	$84,601,454	$58,038,277
Accumulated net investment income (loss)	$—	$48,831

SHARE TRANSACTIONS:
Issued	1,121,808	1,369,199
Reinvested	889	3,922
Redeemed	(921,289)	(1,147,735)
Change in shares	201,408	225,386

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$51.71	$37.12	$31.74	$28.91	$28.19

Investment Activities:
Net investment income (loss)(a)	(0.08)	0.05	0.19	0.12	0.09
Net realized and unrealized gains (losses) on investments	12.31	14.69	5.32	2.80	0.71
Total income (loss) from investment activities	12.23	14.74	5.51	2.92	0.80

Distributions to Shareholders From:
Net investment income	(0.04)	(0.15)	(0.13)	(0.09)	(0.08)

Net Asset Value, End of Period	$63.90	$51.71	$37.12	$31.74	$28.91

Total Return	23.67%	39.78%	17.41%	10.11%	2.84%

Ratios to Average Net Assets:
Gross expenses	1.69%	1.72%	1.81%	1.77%	1.75%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.14)%	0.10%	0.54%	0.39%	0.32%

Supplemental Data:
Net assets, end of period (000’s)	$84,601	$58,038	$33,304	$24,292	$23,108
Portfolio turnover rate(b)	47%	62%	85%	136%	49%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

256 :: ProFund VP Industrials :: Management Discussion of Fund Performance

ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Industrials Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 5.58%. For the same period, the Index had a total return of 7.30%(1) and a volatility of 13.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land- transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Industrials	5.58%	15.48%	6.84%
Dow Jones U.S. Industrials Index	7.30%	17.33%	8.67%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	9.5%
Union Pacific Corp.	4.0%
3M Co.	3.9%
United Technologies Corp.	3.7%
Boeing Co.	3.2%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	21%
Aerospace & Defense	18%
Support Services	17%
Industrial Engineering	15%
Industrial Transportation	14%
Electronic & Electrical Equipment	10%
Construction & Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Industrials :: 257

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (99.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,428	$727,609
Accenture PLC—Class A (Computers)	4,305	384,480
Actuant Corp.—Class A (Miscellaneous Manufacturing)	492	13,402
Acuity Brands, Inc. (Electrical Components & Equipment)	246	34,457
Advisory Board Co.* (Commercial Services)	246	12,049
Aecom Technology Corp.* (Engineering & Construction)	1,107	33,620
AGCO Corp. (Machinery-Diversified)	615	27,798
Agilent Technologies, Inc. (Electronics)	2,337	95,677
Air Lease Corp. (Diversified Financial Services)	615	21,101
Allegion PLC (Electronics)	615	34,108
Alliance Data Systems Corp.* (Advertising)	492	140,737
Alliant Techsystems, Inc. (Aerospace/Defense)	246	28,598
Allison Transmission Holdings, Inc. (Automobile Manufacturers)	1,107	37,527
Ametek, Inc. (Electrical Components & Equipment)	1,722	90,629
Amphenol Corp.—Class A (Electronics)	2,091	112,518
Anixter International, Inc.* (Telecommunications)	246	21,761
Applied Industrial Technologies, Inc. (Machinery-Diversified)	246	11,215
AptarGroup, Inc. (Miscellaneous Manufacturing)	492	32,885
Armstrong World Industries, Inc.* (Building Products)	369	18,863
Arrow Electronics, Inc.* (Electronics)	615	35,602
Automatic Data Processing, Inc. (Commercial Services)	3,321	276,872
Avery Dennison Corp. (Household Products/Wares)	615	31,906
Avnet, Inc. (Electronics)	984	42,332
Babcock & Wilcox Co. (Machinery-Diversified)	738	22,361
Ball Corp. (Packaging & Containers)	984	67,078
BE Aerospace, Inc.* (Aerospace/Defense)	738	42,819
Belden, Inc. (Electrical Components & Equipment)	246	19,387
Bemis Co., Inc. (Packaging & Containers)	738	33,365
Berry Plastics Group, Inc.* (Packaging & Containers)	861	27,165
Boeing Co. (Aerospace/Defense)	4,551	591,539
Broadridge Financial Solutions, Inc. (Software)	861	39,761
C.H. Robinson Worldwide, Inc. (Transportation)	984	73,692
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	492	44,398
Caterpillar, Inc. (Machinery-Construction & Mining)	4,182	382,779
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	615	25,818
Cintas Corp. (Commercial Services)	615	48,241
Civeo Corp. (Commercial Services)	738	3,033
Clarcor, Inc. (Miscellaneous Manufacturing)	369	24,590
Clean Harbors, Inc.* (Environmental Control)	369	17,730
Cognex Corp.* (Machinery-Diversified)	615	25,418
Colfax Corp.* (Miscellaneous Manufacturing)	615	31,716
Convergys Corp. (Computers)	738	15,033
Con-way, Inc. (Transportation)	369	18,147
CoreLogic, Inc.* (Diversified Financial Services)	615	19,428
CoStar Group, Inc.* (Commercial Services)	246	45,173
Covanta Holding Corp. (Environmental Control)	861	18,951
Crane Co. (Miscellaneous Manufacturing)	369	21,660
Crown Holdings, Inc.* (Packaging & Containers)	984	50,086
CSX Corp. (Transportation)	6,888	249,552
Cummins, Inc. (Machinery-Diversified)	1,230	177,330
Curtiss-Wright Corp. (Aerospace/Defense)	369	26,048
Danaher Corp. (Miscellaneous Manufacturing)	4,305	368,982
Deere & Co. (Machinery-Diversified)	2,460	217,637
Deluxe Corp. (Commercial Services)	369	22,970
DigitalGlobe, Inc.* (Telecommunications)	492	15,237
Donaldson Co., Inc. (Miscellaneous Manufacturing)	861	33,260
Dover Corp. (Miscellaneous Manufacturing)	1,107	79,394
Eagle Materials, Inc. (Building Materials)	369	28,055
Eaton Corp. (Miscellaneous Manufacturing)	3,321	225,694
EMCOR Group, Inc. (Engineering & Construction)	492	21,889
Emerson Electric Co. (Electrical Components & Equipment)	4,797	296,119
EnerSys (Electrical Components & Equipment)	369	22,775
Equifax, Inc. (Commercial Services)	861	69,629
Esterline Technologies Corp.* (Aerospace/Defense)	246	26,981
Euronet Worldwide, Inc.* (Commercial Services)	369	20,258
Exelis, Inc. (Aerospace/Defense)	1,353	23,719
Expeditors International of Washington, Inc. (Transportation)	1,353	60,357
Fastenal Co. (Distribution/Wholesale)	1,845	87,748
FedEx Corp. (Transportation)	1,845	320,403
FEI Co. (Electronics)	246	22,226
Fidelity National Information Services, Inc. (Software)	1,968	122,410
Fiserv, Inc.* (Software)	1,722	122,210
FleetCor Technologies, Inc.* (Commercial Services)	492	73,165
FLIR Systems, Inc. (Electronics)	984	31,793
Flowserve Corp. (Machinery-Diversified)	984	58,873
Fluor Corp. (Engineering & Construction)	1,107	67,117
Fortune Brands Home & Security, Inc. (Building Materials)	1,107	50,114
FTI Consulting, Inc.* (Commercial Services)	246	9,503
GATX Corp. (Trucking & Leasing)	246	14,155
Generac Holdings, Inc.* (Electrical Components & Equipment)	492	23,006
General Dynamics Corp. (Aerospace/Defense)	2,214	304,691
General Electric Co. (Miscellaneous Manufacturing)	69,741	1,762,356
Genesee & Wyoming, Inc.*—Class A (Transportation)	369	33,180
Genpact, Ltd.* (Computers)	1,107	20,956
Global Payments, Inc. (Commercial Services)	492	39,719
Graco, Inc. (Machinery-Diversified)	369	29,586
Graphic Packaging Holding Co.* (Packaging & Containers)	2,214	30,155
Greif, Inc.—Class A (Packaging & Containers)	246	11,619
Harsco Corp. (Miscellaneous Manufacturing)	615	11,617
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,107	32,645
HEICO Corp. (Aerospace/Defense)	369	22,288
Hexcel Corp.* (Miscellaneous Manufacturing)	615	25,516

See accompanying notes to financial statements.

258 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Hillenbrand, Inc. (Miscellaneous Manufacturing)	492	$16,974
Honeywell International, Inc. (Electronics)	5,412	540,767
Hub Group, Inc.*—Class A (Transportation)	246	9,368
Hubbell, Inc.—Class B (Electrical Components & Equipment)	369	39,420
Huntington Ingalls Industries, Inc. (Shipbuilding)	369	41,498
IDEX Corp. (Machinery-Diversified)	492	38,297
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,460	232,962
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,845	116,955
IPG Photonics Corp.* (Semiconductors)	246	18,430
Itron, Inc.* (Electronics)	246	10,403
ITT Corp. (Miscellaneous Manufacturing)	615	24,883
J.B. Hunt Transport Services, Inc. (Transportation)	615	51,814
Jabil Circuit, Inc. (Electronics)	1,353	29,536
Jack Henry & Associates, Inc. (Computers)	615	38,216
Jacobs Engineering Group, Inc.* (Engineering & Construction)	861	38,478
Joy Global, Inc. (Machinery-Construction & Mining)	738	34,332
Kansas City Southern Industries, Inc. (Transportation)	738	90,058
KBR, Inc. (Engineering & Construction)	984	16,679
Kennametal, Inc. (Hand/Machine Tools)	492	17,609
Keysight Technologies, Inc.* (Electrical Components & Equipment)	1,107	37,383
Kirby Corp.* (Transportation)	369	29,793
KLX, Inc.* (Aerospace/Defense)	369	15,221
Knowles Corp.* (Electronics)	615	14,483
L-3 Communications Holdings, Inc. (Aerospace/Defense)	615	77,619
Landstar System, Inc. (Transportation)	369	26,764
Lennox International, Inc. (Building Materials)	246	23,387
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	492	33,992
LinkedIn Corp.*—Class A (Internet)	738	169,526
Littelfuse, Inc. (Electrical Components & Equipment)	123	11,890
Lockheed Martin Corp. (Aerospace/Defense)	1,845	355,292
Louisiana-Pacific Corp.* (Building Materials)	984	16,295
Manitowoc Co. (Machinery-Diversified)	984	21,746
Manpower, Inc. (Commercial Services)	492	33,540
Martin Marietta Materials (Building Materials)	369	40,708
Masco Corp. (Building Materials)	2,460	61,992
MAXIMUS, Inc. (Computers)	492	26,981
MDU Resources Group, Inc. (Electric)	1,353	31,796
MeadWestvaco Corp. (Forest Products & Paper)	1,107	49,140
Mettler Toledo International, Inc.* (Electronics)	246	74,405
Moog, Inc.*—Class A (Aerospace/Defense)	246	18,211
MRC Global, Inc.* (Oil & Gas Services)	738	11,181
MSA Safety, Inc. (Environmental Control)	246	13,060
MSC Industrial Direct Co.—Class A (Retail)	369	29,981
Mueller Industries, Inc. (Metal Fabricate/Hardware)	369	12,598
National Instruments Corp. (Electronics)	738	22,944
Navistar International Corp.* (Auto Manufacturers)	492	16,472
NeuStar, Inc.*—Class A (Telecommunications)	369	10,258
Nordson Corp. (Machinery-Diversified)	369	28,767
Norfolk Southern Corp. (Transportation)	2,091	229,195
Northrop Grumman Corp. (Aerospace/Defense)	1,353	199,419
NOW, Inc.* (Oil & Gas Services)	738	18,988
Old Dominion Freight Line, Inc.* (Transportation)	492	38,199
Oshkosh Truck Corp. (Auto Manufacturers)	615	29,920
Owens Corning, Inc. (Building Materials)	861	30,832
Owens-Illinois, Inc.* (Packaging & Containers)	1,107	29,878
PACCAR, Inc. (Auto Manufacturers)	2,460	167,305
Packaging Corp. of America (Packaging & Containers)	738	57,601
Pall Corp. (Miscellaneous Manufacturing)	738	74,693
Parker Hannifin Corp. (Miscellaneous Manufacturing)	984	126,887
Paychex, Inc. (Software)	2,214	102,220
Pentair PLC (Miscellaneous Manufacturing)	1,353	89,866
PerkinElmer, Inc. (Electronics)	738	32,273
Precision Castparts Corp. (Metal Fabricate/Hardware)	984	237,025
Quanta Services, Inc.* (Commercial Services)	1,476	41,904
R.R. Donnelley & Sons Co. (Commercial Services)	1,353	22,737
Raytheon Co. (Aerospace/Defense)	2,091	226,183
Regal-Beloit Corp. (Hand/Machine Tools)	369	27,749
Republic Services, Inc. (Environmental Control)	1,722	69,311
Robert Half International, Inc. (Commercial Services)	984	57,446
Rock-Tenn Co.—Class A (Packaging & Containers)	984	60,004
Rockwell Automation, Inc. (Machinery-Diversified)	984	109,421
Rockwell Collins, Inc. (Aerospace/Defense)	984	83,128
Roper Industries, Inc. (Machinery-Diversified)	738	115,386
Ryder System, Inc. (Transportation)	369	34,262
Sealed Air Corp. (Packaging & Containers)	1,476	62,626
Sensata Tech Holding N.V.* (Electronics)	1,230	64,464
Sherwin-Williams Co. (Chemicals)	615	161,770
Silgan Holdings, Inc. (Packaging & Containers)	246	13,186
Smith Corp. (Miscellaneous Manufacturing)	492	27,754
Sonoco Products Co. (Packaging & Containers)	738	32,251
Spirit Aerosystems Holdings, Inc.*—Class A (Aerospace/Defense)	861	37,057
SPX Corp. (Miscellaneous Manufacturing)	246	21,136
Stericycle, Inc.* (Environmental Control)	615	80,614
TE Connectivity, Ltd. (Electronics)	2,829	178,935
Teledyne Technologies, Inc.* (Aerospace/Defense)	246	25,274
Terex Corp. (Machinery-Construction & Mining)	738	20,575
TETRA Tech, Inc. (Environmental Control)	492	13,136
Textron, Inc. (Miscellaneous Manufacturing)	1,968	82,872
The ADT Corp. (Commercial Services)	1,230	44,563
The Corporate Executive Board Co. (Commercial Services)	246	17,842
The Timken Co. (Metal Fabricate/Hardware)	492	20,999
The Valspar Corp. (Chemicals)	492	42,548
Toro Co. (Housewares)	369	23,546
Total System Services, Inc. (Commercial Services)	1,107	37,594
Towers Watson & Co.—Class A (Commercial Services)	492	55,680
TransDigm Group, Inc. (Aerospace/Defense)	369	72,453
Trimble Navigation, Ltd.* (Electronics)	1,845	48,966
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,107	31,007
Triumph Group, Inc. (Aerospace/Defense)	369	24,804

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 259

Common Stocks, continued

	Shares	Value
Tyco International PLC (Commercial Services)	2,952	$129,475
Union Pacific Corp. (Transportation)	6,150	732,649
United Parcel Service, Inc.—Class B (Transportation)	4,797	533,282
United Rentals, Inc.* (Commercial Services)	738	75,283
United Stationers, Inc. (Distribution/Wholesale)	246	10,371
United Technologies Corp. (Aerospace/Defense)	5,904	678,960
USG Corp.* (Building Materials)	615	17,214
Valmont Industries, Inc. (Metal Fabricate/Hardware)	123	15,621
Vectrus, Inc.* (Aerospace/Defense)	123	3,370
Verisk Analytics, Inc.*—Class A (Commercial Services)	984	63,025
Vishay Intertechnology, Inc. (Electronics)	984	13,924
Vulcan Materials Co. (Building Materials)	861	56,594
W.W. Grainger, Inc. (Distribution/Wholesale)	369	94,055
Wabtec Corp. (Machinery-Diversified)	615	53,437
Waste Connections, Inc. (Environmental Control)	861	37,875
Waste Management, Inc. (Environmental Control)	2,952	151,497
Watsco, Inc. (Distribution/Wholesale)	246	26,322
WESCO International, Inc.* (Distribution/Wholesale)	369	28,121
WEX, Inc.* (Commercial Services)	246	24,334
Woodward, Inc. (Electronics)	369	18,166
Xerox Corp. (Office/Business Equipment)	7,503	103,992
Xylem, Inc. (Machinery-Diversified)	1,230	46,827
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	369	28,564
TOTAL COMMON STOCKS (Cost $8,443,782)		18,506,597

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $128,000	$128,000	$128,000
TOTAL REPURCHASE AGREEMENTS (Cost $128,000)		128,000
TOTAL INVESTMENT SECURITIES (Cost $8,571,782)—100.6%		18,634,597
Net other assets (liabilities)—(0.6)%		(119,339)
NET ASSETS—100.0%		$18,515,258

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$140,737	0.8%
Aerospace/Defense	2,883,674	15.5%
Auto Manufacturers	213,697	1.2%
Automobile Manufacturers	37,527	0.2%
Building Materials	325,191	1.8%
Building Products	18,863	0.1%
Chemicals	204,318	1.1%
Commercial Services	1,224,035	6.6%
Computers	485,666	2.5%
Distribution/Wholesale	246,617	1.3%
Diversified Financial Services	40,529	0.2%
Electric	31,796	0.2%
Electrical Components & Equipment	575,066	3.1%
Electronics	1,423,522	7.6%
Engineering & Construction	203,601	1.1%
Environmental Control	402,174	2.2%
Forest Products & Paper	49,140	0.3%
Hand/Machine Tools	79,350	0.4%
Household Products/Wares	31,906	0.2%
Housewares	23,546	0.1%
Internet	169,526	0.9%
Machinery-Construction & Mining	437,686	2.4%
Machinery-Diversified	1,012,663	5.5%
Metal Fabricate/Hardware	286,243	1.5%
Miscellaneous Manufacturing	4,249,068	22.9%
Office/Business Equipment	103,992	0.6%
Oil & Gas Services	30,169	0.2%
Packaging & Containers	475,014	2.5%
Retail	29,981	0.2%
Semiconductors	18,430	0.1%
Shipbuilding	41,498	0.2%
Software	386,601	2.1%
Telecommunications	47,256	0.3%
Trading Companies & Distributors	32,645	0.2%
Transportation	2,530,715	13.7%
Trucking & Leasing	14,155	0.1%
Other**	8,661	0.1%
Total	$18,515,258	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

260 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$8,571,782
Securities, at value	18,506,597
Repurchase agreements, at value	128,000
Total Investment Securities, at value	18,634,597
Cash	608
Dividends and interest receivable	30,772
Receivable for capital shares issued	38,354
Prepaid expenses	90
TOTAL ASSETS	18,704,421

LIABILITIES:
Payable for investments purchased	150,478
Payable for capital shares redeemed	737
Advisory fees payable	9,584
Management services fees payable	1,278
Administration fees payable	565
Administrative services fees payable	6,919
Distribution fees payable	6,428
Trustee fees payable	6
Transfer agency fees payable	904
Fund accounting fees payable	1,074
Compliance services fees payable	86
Other accrued expenses	11,104
TOTAL LIABILITIES	189,163
NET ASSETS	$18,515,258

NET ASSETS CONSIST OF:
Capital	$14,176,544
Accumulated net investment income (loss)	23,646
Accumulated net realized gains (losses) on investments	(5,747,747)
Net unrealized appreciation (depreciation) on investments	10,062,815
NET ASSETS	$18,515,258

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	307,004
Net Asset Value (offering and redemption price per share)	$60.31

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$350,280
Interest	5
Foreign tax withholding	(33)
TOTAL INVESTMENT INCOME	350,252

EXPENSES:
Advisory fees	146,512
Management services fees	19,535
Administration fees	7,813
Transfer agency fees	11,963
Administrative services fees	59,028
Distribution fees	48,837
Custody fees	15,619
Fund accounting fees	16,209
Trustee fees	482
Compliance services fees	158
Other fees	20,288
Total Gross Expenses before reductions	346,444
Expenses reduced and reimbursed by the Advisor	(18,258)
TOTAL NET EXPENSES	328,186
NET INVESTMENT INCOME (LOSS)	22,066

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,328,229
Change in net unrealized appreciation/depreciation on investments	(937,708)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	390,521

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$412,587

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 261

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$22,066	$43,202
Net realized gains (losses) on investments	1,328,229	492,048
Change in net unrealized appreciation/depreciation on investments	(937,708)	5,741,537
Change in net assets resulting from operations	412,587	6,276,787

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(43,202)	(76,297)
Change in net assets resulting from distributions	(43,202)	(76,297)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,795,911	38,717,286
Dividends reinvested	43,202	76,297
Value of shares redeemed	(28,019,058)	(29,433,241)
Change in net assets resulting from capital transactions	(11,179,945)	9,360,342
Change in net assets	(10,810,560)	15,560,832

NET ASSETS:
Beginning of period	29,325,818	13,764,986
End of period	$18,515,258	$29,325,818
Accumulated net investment income (loss)	$23,646	$44,997

SHARE TRANSACTIONS:
Issued	290,623	797,394
Reinvested	748	1,667
Redeemed	(496,552)	(617,276)
Change in shares	(205,181)	181,785

See accompanying notes to financial statements.

262 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$57.26	$41.66	$36.07	$36.82	$29.82

Investment Activities:
Net investment income (loss)(a)	0.06	0.11	0.23	0.09	0.13
Net realized and unrealized gains (losses) on investments	3.13	15.74	5.46	(0.74)	6.94
Total income (loss) from investment activities	3.19	15.85	5.69	(0.65)	7.07

Distributions to Shareholders From:
Net investment income	(0.14)	(0.25)	(0.10)	(0.10)	(0.07)

Net Asset Value, End of Period	$60.31	$57.26	$41.66	$36.07	$36.82

Total Return	5.58%	38.19%	15.80%	(1.79)%	23.75%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.81%	1.94%	1.90%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.11%	0.22%	0.59%	0.23%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$18,515	$29,326	$13,765	$10,695	$17,340
Portfolio turnover rate(b)	54%	106%	141%	247%	238%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Internet :: 263

ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 1.12%. For the same period, the Index had a total return of 2.79%(1) and a volatility of 20.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Internet	1.12%	18.27%	10.51%
Dow Jones Internet Composite Index	2.79%	20.24%	12.41%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	9.7%
Facebook, Inc.	8.4%
Amazon.com, Inc.	7.2%
eBay, Inc.	5.6%
Priceline.com, Inc.	5.5%

Dow Jones Internet Composite Index – Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

264 :: ProFund VP Internet :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.3%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	3,395	$213,749
Allscripts Healthcare Solutions, Inc.* (Software)	8,435	107,715
Amazon.com, Inc.* (Internet)	1,855	575,699
Blucora, Inc.* (Internet)	4,270	59,140
Cornerstone OnDemand, Inc.* (Software)	2,695	94,864
DealerTrack Holdings, Inc.* (Software)	2,205	97,704
Demandware, Inc.* (Software)	1,750	100,695
Digital River, Inc.* (Software)	3,290	81,362
E*TRADE Financial Corp.* (Diversified Financial Services)	7,210	174,879
EarthLink Holdings Corp. (Telecommunications)	12,040	52,856
eBay, Inc.* (Internet)	7,945	445,874
Ebix, Inc. (Software)	3,325	56,492
Equinix, Inc. (Internet)	943	213,806
Expedia, Inc. (Internet)	2,135	182,244
Facebook, Inc.*—Class A (Internet)	8,610	671,751
Google, Inc.*—Class C (Internet)	735	386,904
Google, Inc.*—Class A (Internet)	735	390,035
Groupon, Inc.* (Internet)	16,625	137,323
IAC/InterActiveCorp (Internet)	2,310	140,425
j2 Global, Inc. (Internet)	1,890	117,180
Juniper Networks, Inc. (Telecommunications)	8,575	191,393
LinkedIn Corp.*—Class A (Internet)	1,330	305,514
LivePerson, Inc.* (Computers)	4,655	65,636
Netflix, Inc.* (Internet)	805	274,996
NETGEAR, Inc.* (Telecommunications)	2,275	80,945
NetSuite, Inc.* (Software)	1,225	133,733
Pandora Media, Inc.* (Internet)	6,965	124,186
Priceline.com, Inc.* (Internet)	385	438,981
Rackspace Hosting, Inc.* (Software)	3,360	157,282
Salesforce.com, Inc.* (Software)	5,985	354,969
Sapient Corp.* (Internet)	4,655	115,816
Sonus Networks, Inc.* (Telecommunications)	19,250	76,423
TD Ameritrade Holding Corp. (Diversified Financial Services)	5,495	196,611
TripAdvisor, Inc.* (Internet)	2,520	188,143
Twitter, Inc.* (Internet)	7,175	257,367
United Online, Inc.* (Internet)	2,660	38,703
Veeva Systems, Inc.*—Class A (Internet)	2,660	70,251
VeriSign, Inc.* (Internet)	2,870	163,590
VirnetX Holding Corp.* (Internet)	8,155	44,771
Web.com Group, Inc.* (Internet)	4,025	76,435
Yahoo!, Inc.* (Internet)	7,630	385,391
TOTAL COMMON STOCKS (Cost $3,222,030)		8,041,833

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $71,000	$71,000	$71,000
TOTAL REPURCHASE AGREEMENTS (Cost $71,000)		71,000
TOTAL INVESTMENT SECURITIES (Cost $3,293,030)—101.2%		8,112,833
Net other assets (liabilities)—(1.2)%		(94,216)
NET ASSETS—100.0%		$8,018,617

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Computers	$65,636	0.8%
Diversified Financial Services	371,490	4.7%
Internet	5,804,525	72.4%
Software	1,398,565	17.4%
Telecommunications	401,617	5.0%
Other**	(23,216)	(0.3)%
Total	$8,018,617	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 265

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$3,293,030
Securities, at value	8,041,833
Repurchase agreements, at value	71,000
Total Investment Securities, at value	8,112,833
Cash	127
Dividends and interest receivable	481
Receivable for capital shares issued	13,941
Receivable for investments sold	229,747
Prepaid expenses	78
TOTAL ASSETS	8,357,207

LIABILITIES:
Payable for capital shares redeemed	320,636
Advisory fees payable	4,408
Management services fees payable	588
Administration fees payable	252
Administrative services fees payable	3,060
Distribution fees payable	2,902
Transfer agency fees payable	404
Fund accounting fees payable	480
Compliance services fees payable	45
Other accrued expenses	5,815
TOTAL LIABILITIES	338,590
NET ASSETS	$8,018,617

NET ASSETS CONSIST OF:
Capital	$2,811,149
Accumulated net investment income (loss)	1,992
Accumulated net realized gains (losses) on investments	385,673
Net unrealized appreciation (depreciation) on investments	4,819,803
NET ASSETS	$8,018,617

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	103,491
Net Asset Value (offering and redemption price per share)	$77.48

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$28,040
Interest	7
TOTAL INVESTMENT INCOME	28,047

EXPENSES:
Advisory fees	87,187
Management services fees	11,625
Administration fees	4,678
Transfer agency fees	7,147
Administrative services fees	34,936
Distribution fees	29,062
Custody fees	6,027
Fund accounting fees	9,060
Trustee fees	294
Compliance services fees	90
Other fees	12,229
Total Gross Expenses before reductions	202,335
Expenses reduced and reimbursed by the Advisor	(7,037)
TOTAL NET EXPENSES	195,298
NET INVESTMENT INCOME (LOSS)	(167,251)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,252,343
Change in net unrealized appreciation/depreciation on investments	(1,638,196)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(385,853)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(553,104)

See accompanying notes to financial statements.

266 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(167,251)	$(138,432)
Net realized gains (losses) on investments	1,252,343	274,659
Change in net unrealized appreciation/depreciation on investments	(1,638,196)	3,765,426
Change in net assets resulting from operations	(553,104)	3,901,653

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(525,426)	(688,596)
Change in net assets resulting from distributions	(525,426)	(688,596)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,396,411	25,344,214
Dividends reinvested	525,426	688,596
Value of shares redeemed	(25,491,859)	(21,304,342)
Change in net assets resulting from capital transactions	(5,570,022)	4,728,468
Change in net assets	(6,648,552)	7,941,525

NET ASSETS:
Beginning of period	14,667,169	6,725,644
End of period	$8,018,617	$14,667,169
Accumulated net investment income (loss)	$1,992	$2,925

SHARE TRANSACTIONS:
Issued	243,989	374,317
Reinvested	7,252	11,719
Redeemed	(329,762)	(316,690)
Change in shares	(78,521)	69,346

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$80.58	$59.70	$54.92	$60.73	$46.50

Investment Activities:
Net investment income (loss)(a)	(1.12)	(0.97)	(0.76)	(0.86)	(0.48)
Net realized and unrealized gains (losses) on investments	1.76 (b)	29.14	11.09	(3.14)	16.40
Total income (loss) from investment activities	0.64	28.17	10.33	(4.00)	15.92

Distributions to Shareholders From:
Net realized gains on investments	(3.74)	(7.29)	(5.55)	(1.81)	(1.69)

Net Asset Value, End of Period	$77.48	$80.58	$59.70	$54.92	$60.73

Total Return	1.12%	51.71%	19.76%	(6.91)%	35.27%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.76%	1.93%	1.82%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.44)%	(1.42)%	(1.33)%	(1.42)%	(0.95)%

Supplemental Data:
Net assets, end of period (000’s)	$8,019	$14,667	$6,726	$4,494	$17,774
Portfolio turnover rate(c)	170%	194%	189%	95%	233%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

268 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

ProFund VP Oil & Gas seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of -10.87%. For the same period, the Index had a total return of -9.27%(1) and a volatility of 18.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	-10.87%	6.50%	7.67%
Dow Jones U.S. Oil & Gas Index	-9.27%	8.35%	9.58%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.2%
Chevron Corp.	12.6%
Schlumberger, Ltd.	6.5%
ConocoPhillips	5.0%
Kinder Morgan, Inc.	4.3%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil & Gas Producers	73%
Oil Equipment, Services & Distribution	27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 269

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.6%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	16,422	$1,354,815
Antero Resources Corp.* (Oil & Gas)	1,666	67,606
Apache Corp. (Oil & Gas)	12,138	760,688
Atwood Oceanics, Inc.* (Oil & Gas)	1,904	54,016
Baker Hughes, Inc. (Oil & Gas Services)	14,042	787,335
Bristow Group, Inc. (Oil & Gas Services)	1,190	78,290
Cabot Oil & Gas Corp. (Oil & Gas)	13,328	394,642
California Resources Corp.* (Oil & Gas)	9,758	53,767
Cameron International Corp.* (Oil & Gas Services)	6,426	320,979
CARBO Ceramics, Inc. (Oil & Gas Services)	714	28,596
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,428	59,405
Chart Industries, Inc.* (Machinery-Diversified)	952	32,558
Cheniere Energy, Inc.* (Oil & Gas)	7,140	502,656
Chesapeake Energy Corp. (Oil & Gas)	16,660	326,036
Chevron Corp. (Oil & Gas)	60,928	6,834,904
Cimarex Energy Co. (Oil & Gas)	2,856	302,736
Cobalt International Energy, Inc.* (Oil & Gas)	9,520	84,633
Concho Resources, Inc.* (Oil & Gas)	3,570	356,108
ConocoPhillips (Oil & Gas)	39,746	2,744,859
Continental Resources, Inc.* (Oil & Gas)	2,856	109,556
Core Laboratories N.V. (Oil & Gas Services)	1,428	171,846
Denbury Resources, Inc. (Oil & Gas)	11,424	92,877
Devon Energy Corp. (Oil & Gas)	12,376	757,535
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,142	78,633
Diamondback Energy, Inc.* (Oil & Gas)	1,904	113,821
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,380	194,684
Dril-Quip, Inc.* (Oil & Gas Services)	1,190	91,309
Energen Corp. (Oil & Gas)	2,380	151,749
Energy XXI (Bermuda), Ltd. (Oil & Gas)	3,094	10,086
Ensco PLCADR—Class A (Oil & Gas)	7,616	228,099
EOG Resources, Inc. (Oil & Gas)	17,612	1,621,537
EQT Corp. (Oil & Gas)	4,998	378,348
Exterran Holdings, Inc. (Oil & Gas Services)	2,142	69,786
Exxon Mobil Corp. (Oil & Gas)	136,374	12,607,777
First Solar, Inc.* (Semiconductors)	2,380	106,136
FMC Technologies, Inc.* (Oil & Gas Services)	7,616	356,733
Forum Energy Technologies, Inc.* (Oil & Gas Services)	2,142	44,404
Gulfport Energy Corp.* (Oil & Gas)	2,856	119,209
Halliburton Co. (Oil & Gas Services)	27,370	1,076,462
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,094	67,140
Helmerich & Payne, Inc. (Oil & Gas)	3,570	240,689
Hess Corp. (Oil & Gas)	8,092	597,351
HollyFrontier Corp. (Oil & Gas)	6,426	240,846
Kinder Morgan, Inc. (Pipelines)	54,740	2,316,049
Laredo Petroleum, Inc.* (Oil & Gas)	2,618	27,096
Marathon Oil Corp. (Oil & Gas)	21,658	612,705
Marathon Petroleum Corp. (Oil & Gas)	9,044	816,312
McDermott International, Inc.* (Oil & Gas Services)	7,616	22,163
Murphy Oil Corp. (Oil & Gas)	5,474	276,546
Nabors Industries, Ltd. (Oil & Gas)	9,282	120,480
National Oilwell Varco, Inc. (Oil & Gas Services)	13,804	904,576
Newfield Exploration Co.* (Oil & Gas)	4,522	122,637
Noble Corp. (Oil & Gas)	8,092	134,084
Noble Energy, Inc. (Oil & Gas)	11,662	553,129
Oasis Petroleum, Inc.* (Oil & Gas)	3,332	55,111
Occidental Petroleum Corp. (Oil & Gas)	24,990	2,014,444
Oceaneering International, Inc. (Oil & Gas Services)	3,332	195,955
OGE Energy Corp. (Electric)	6,426	227,994
Oil States International, Inc.* (Oil & Gas Services)	1,666	81,467
ONEOK, Inc. (Pipelines)	6,664	331,801
Patterson-UTI Energy, Inc. (Oil & Gas)	4,760	78,968
PBF Energy, Inc. (Oil & Gas Services)	2,618	69,744
Phillips 66 (Oil & Gas)	17,850	1,279,846
Pioneer Natural Resources Co. (Oil & Gas)	4,760	708,526
QEP Resources, Inc. (Oil & Gas)	5,236	105,872
Range Resources Corp. (Oil & Gas)	5,474	292,585
Rosetta Resources, Inc.* (Oil & Gas)	1,904	42,478
Rowan Cos. PLC—Class A (Oil & Gas)	4,046	94,353
SandRidge Energy, Inc.* (Oil & Gas)	12,852	23,391
Schlumberger, Ltd. (Oil & Gas Services)	41,412	3,536,998
SEACOR Holdings, Inc.* (Oil & Gas Services)	476	35,134
SemGroup Corp.—Class A (Pipelines)	1,428	97,661
SM Energy Co. (Oil & Gas)	2,142	82,638
SolarCity Corp.* (Electrical Equipment)	1,666	89,098
Southwestern Energy Co.* (Oil & Gas)	11,424	311,761
Spectra Energy Corp. (Pipelines)	21,658	786,185
Stone Energy Corp.* (Oil & Gas)	1,904	32,140
Superior Energy Services, Inc. (Oil & Gas Services)	4,998	100,710
Targa Resources Corp. (Oil & Gas Services)	952	100,960
Teekay Shipping Corp. (Transportation)	1,428	72,671
Tesoro Petroleum Corp. (Oil & Gas)	4,046	300,820
The Williams Cos., Inc. (Pipelines)	21,658	973,311
Tidewater, Inc. (Transportation)	1,666	53,995
Transocean, Ltd. (Oil & Gas)	10,948	200,677
U.S. Silica Holdings, Inc. (Mining)	1,666	42,800
Ultra Petroleum Corp.* (Oil & Gas)	4,998	65,774
Unit Corp.* (Oil & Gas)	1,428	48,695
Valero Energy Corp. (Oil & Gas)	16,898	836,451
Weatherford International PLC* (Oil & Gas Services)	24,990	286,135
Western Refining, Inc. (Oil & Gas)	2,380	89,916
Whiting Petroleum Corp.* (Oil & Gas)	5,474	180,642
World Fuel Services Corp. (Retail)	2,380	111,693
WPX Energy, Inc.* (Oil & Gas)	6,664	77,502
TOTAL COMMON STOCKS (Cost $26,074,757)		54,693,921
TOTAL INVESTMENT SECURITIES (Cost $26,074,757)—100.6%		54,693,921
Net other assets (liabilities)—(0.6)%		(333,761)
NET ASSETS—100.0%		$54,360,160

*                      Non-income producing security

ADR         American Depositary Receipt

See accompanying notes to financial statements.

270 :: ProFund VP Oil & Gas :: Financial Statements

ProFund VP Oil & Gas invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Electric	$227,994	0.4%
Electrical Equipment	89,098	0.2%
Machinery-Diversified	32,558	0.1%
Mining	42,800	0.1%
Oil & Gas	40,830,563	75.1%
Oil & Gas Services	8,621,406	15.8%
Pipelines	4,505,007	8.3%
Retail	111,693	0.2%
Semiconductors	106,136	0.2%
Transportation	126,666	0.2%
Other**	(333,761)	(0.6)%
Total	$54,360,160	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 271

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$26,074,757
Securities, at value	54,693,921
Total Investment Securities, at value	54,693,921
Dividends receivable	35,097
Receivable for capital shares issued	113,176
Prepaid expenses	243
TOTAL ASSETS	54,842,437

LIABILITIES:
Payable for capital shares redeemed	162,842
Cash overdraft	160,357
Advisory fees payable	28,808
Management services fees payable	3,841
Administration fees payable	1,668
Administrative services fees payable	24,605
Distribution fees payable	22,468
Trustee fees payable	18
Transfer agency fees payable	2,670
Fund accounting fees payable	3,172
Compliance services fees payable	279
Other accrued expenses	71,549
TOTAL LIABILITIES	482,277
NET ASSETS	$54,360,160

NET ASSETS CONSIST OF:
Capital	$26,679,816
Accumulated net investment income (loss)	355,266
Accumulated net realized gains (losses) on investments	(1,294,086)
Net unrealized appreciation (depreciation) on investments	28,619,164
NET ASSETS	$54,360,160

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,220,131
Net Asset Value (offering and redemption price per share)	$44.55

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$1,370,865
Interest	20
Foreign tax withholding	(416)
TOTAL INVESTMENT INCOME	1,370,469

EXPENSES:
Advisory fees	453,215
Management services fees	60,428
Administration fees	24,188
Transfer agency fees	37,132
Administrative services fees	180,073
Distribution fees	151,072
Custody fees	8,472
Fund accounting fees	46,175
Trustee fees	1,385
Compliance services fees	384
Printing fees	59,035
Other fees	48,746
Total Gross Expenses before reductions	1,070,305
Expenses reduced and reimbursed by the Advisor	(55,103)
TOTAL NET EXPENSES	1,015,202
NET INVESTMENT INCOME (LOSS)	355,267

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,457,515
Change in net unrealized appreciation/depreciation on investments	(11,343,443)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,885,928)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,530,661)

See accompanying notes to financial statements.

272 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$355,267	$253,665
Net realized gains (losses) on investments	4,457,515	5,695,970
Change in net unrealized appreciation/depreciation on investments	(11,343,443)	6,605,725
Change in net assets resulting from operations	(6,530,661)	12,555,360

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(253,665)	(252,011)
Net realized gains on investments	(4,103,249)	(2,235,809)
Change in net assets resulting from distributions	(4,356,914)	(2,487,820)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,407,343	30,356,128
Dividends reinvested	4,356,914	2,487,820
Value of shares redeemed	(44,404,366)	(41,583,398)
Change in net assets resulting from capital transactions	6,359,891	(8,739,450)
Change in net assets	(4,527,684)	1,328,090

NET ASSETS:
Beginning of period	58,887,844	57,559,754
End of period	$54,360,160	$58,887,844
Accumulated net investment income (loss)	$355,266	$254,080

SHARE TRANSACTIONS:
Issued	904,412	615,475
Reinvested	81,912	52,786
Redeemed	(867,401)	(845,562)
Change in shares	118,923	(177,301)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$53.48	$45.02	$47.47	$46.49	$39.64

Investment Activities:
Net investment income (loss)(a)	0.31	0.21	0.18	0.04	0.08
Net realized and unrealized gains (losses) on investments	(5.51)	10.34	1.12	1.00	6.93
Total income (loss) from investment activities	(5.20)	10.55	1.30	1.04	7.01

Distributions to Shareholders From:
Net investment income	(0.22)	(0.21)	(0.05)	(0.06)	(0.16)
Net realized gains on investments	(3.51)	(1.88)	(3.70)	—	—
Total distributions	(3.73)	(2.09)	(3.75)	(0.06)	(0.16)

Net Asset Value, End of Period	$44.55	$53.48	$45.02	$47.47	$46.49

Total Return	(10.87)%	24.07%	2.90%	2.25%	17.76%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.76%	1.86%	1.82%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.59%	0.43%	0.39%	0.08%	0.21%

Supplemental Data:
Net assets, end of period (000’s)	$54,360	$58,888	$57,560	$69,061	$97,755
Portfolio turnover rate(b)	44%	19%	68%	73%	89%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

274 :: ProFund VP Pharmaceuticals :: Management Discussion of Fund Performance

ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 19.36%. For the same period, the Index had a total return of 21.41%(1) and a volatility of 13.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Pharmaceuticals	19.36%	15.44%	7.85%
Dow Jones U.S. Pharmaceuticals Index	21.41%	17.54%	9.90%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	29%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	19.3%
Pfizer, Inc.	12.9%
Merck & Co., Inc.	10.6%
Bristol-Myers Squibb Co.	6.5%
Actavis PLC	4.4%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Pharmaceuticals :: 275

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (70.6%)

	Shares	Value
Actavis PLC* (Pharmaceuticals)	5,668	$1,459,000
Akorn, Inc.* (Pharmaceuticals)	1,526	55,241
Allergan, Inc. (Pharmaceuticals)	6,540	1,390,339
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,970	2,123,309
Eli Lilly & Co. (Pharmaceuticals)	21,146	1,458,863
Endo International PLC* (Pharmaceuticals)	3,270	235,832
Hospira, Inc.* (Healthcare-Products)	3,706	226,993
Impax Laboratories, Inc.* (Pharmaceuticals)	1,526	48,344
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,308	214,159
Johnson & Johnson (Pharmaceuticals)	60,604	6,337,359
Mallinckrodt PLC* (Pharmaceuticals)	2,616	259,062
Merck & Co., Inc. (Pharmaceuticals)	61,694	3,503,602
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,066	454,680
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	872	77,312
Perrigo Co. PLC (Pharmaceuticals)	3,052	510,173
Pfizer, Inc. (Pharmaceuticals)	136,250	4,244,187
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,308	150,342
Theravance, Inc. (Biotechnology)	1,744	24,678
Zoetis, Inc. (Pharmaceuticals)	10,900	469,027
TOTAL COMMON STOCKS (Cost $15,334,121)		23,242,502
TOTAL INVESTMENT SECURITIES (Cost $15,334,121)—70.6%		23,242,502
Net other assets (liabilities)—29.4%		9,668,611
NET ASSETS—100.0%		$32,911,113

* Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	1/23/15	0.64%	$9,698,836	$(1,164)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Biotechnology	$24,678	0.1%
Healthcare-Products	226,993	0.7%
Pharmaceuticals	22,990,831	69.8%
Other**	9,668,611	29.4%
Total	$32,911,113	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

276 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$15,334,121
Securities, at value	23,242,502
Total Investment Securities, at value	23,242,502
Dividends receivable	61,783
Receivable for capital shares issued	1,844
Receivable for investments sold	9,807,368
Prepaid expenses	105
TOTAL ASSETS	33,113,602

LIABILITIES:
Payable for capital shares redeemed	101,116
Cash overdraft	16,840
Unrealized loss on swap agreements	1,164
Advisory fees payable	23,880
Management services fees payable	3,184
Administration fees payable	1,070
Administrative services fees payable	15,731
Distribution fees payable	15,695
Trustee fees payable	11
Transfer agency fees payable	1,713
Fund accounting fees payable	2,036
Compliance services fees payable	147
Other accrued expenses	19,902
TOTAL LIABILITIES	202,489
NET ASSETS	$32,911,113

NET ASSETS CONSIST OF:
Capital	$27,514,023
Accumulated net investment income (loss)	191,145
Accumulated net realized gains (losses) on investments	(2,701,272)
Net unrealized appreciation (depreciation) on investments	7,907,217
NET ASSETS	$32,911,113

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	846,342
Net Asset Value (offering and redemption price per share)	$38.89

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$621,156
Interest	20
TOTAL INVESTMENT INCOME	621,176

EXPENSES:
Advisory fees	191,979
Management services fees	25,597
Administration fees	10,238
Transfer agency fees	15,795
Administrative services fees	71,385
Distribution fees	63,993
Custody fees	4,873
Fund accounting fees	19,474
Trustee fees	576
Compliance services fees	222
Other fees	34,098
Total Gross Expenses before reductions	438,230
Expenses reduced and reimbursed by the Advisor	(8,199)
TOTAL NET EXPENSES	430,031
NET INVESTMENT INCOME (LOSS)	191,145

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,104,881
Net realized gains (losses) on swap agreements	(93,151)
Change in net unrealized appreciation/depreciation on investments	2,728,877
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,740,607

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,931,752

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 277

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$191,145	$194,938
Net realized gains (losses) on investments	1,011,730	1,578,817
Change in net unrealized appreciation/depreciation on investments	2,728,877	2,439,674
Change in net assets resulting from operations	3,931,752	4,213,429

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(194,938)	(340,085)
Net realized gains on investments	(973,226)	(922,680)
Change in net assets resulting from distributions	(1,168,164)	(1,262,765)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	44,195,077	26,744,272
Dividends reinvested	1,168,164	1,262,765
Value of shares redeemed	(35,054,446)	(24,459,497)
Change in net assets resulting from capital transactions	10,308,795	3,547,540
Change in net assets	13,072,383	6,498,204

NET ASSETS:
Beginning of period	19,838,730	13,340,526
End of period	$32,911,113	$19,838,730
Accumulated net investment income (loss)	$191,145	$194,938

SHARE TRANSACTIONS:
Issued	1,186,739	840,292
Reinvested	33,111	41,200
Redeemed	(953,797)	(784,140)
Change in shares	266,053	97,352

See accompanying notes to financial statements.

278 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$34.19	$27.62	$25.05	$22.09	$22.95

Investment Activities:
Net investment income (loss)(a)	0.28	0.35	0.48	0.41	0.39
Net realized and unrealized gains (losses) on investments	6.16	8.16	2.46	3.08	(0.27)
Total income (loss) from investment activities	6.44	8.51	2.94	3.49	0.12

Distributions to Shareholders From:
Net investment income	(0.29)	(0.52)	(0.37)	(0.53)	(0.98)
Net realized gains on investments	(1.45)	(1.42)	—	—	—
Total distributions	(1.74)	(1.94)	(0.37)	(0.53)	(0.98)

Net Asset Value, End of Period	$38.89	$34.19	$27.62	$25.05	$22.09

Total Return	19.36%	31.63%	11.86%	16.13%	0.48%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.74%	1.85%	1.80%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.75%	1.12%	1.83%	1.74%	1.78%

Supplemental Data:
Net assets, end of period (000’s)	$32,911	$19,839	$13,341	$26,906	$6,885
Portfolio turnover rate(b)	256%	275%	351%	411%	360%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 279

ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of -23.86%. For the same period, the Index had a return of -22.01%(1) and a volatility of 30.67%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Precious Metals	-23.86%	-15.39%	-3.86%
Dow Jones Precious Metals Index	-22.01%	-13.45%	-1.61%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

280 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (95.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $24,171,039	$24,171,000	$24,171,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,171,000)		24,171,000
TOTAL INVESTMENT SECURITIES (Cost $24,171,000)—95.9%		24,171,000
Net other assets (liabilities)—4.1%		1,040,656
NET ASSETS—100.0%		$25,211,656

(a)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $4,673,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	1/23/15	0.64%	$10,904,331	$493,296
Dow Jones Precious Metals Index	UBS AG	1/23/15	0.74%	14,282,097	694,160
				$25,186,428	$1,187,456

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 281

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$24,171,000
Repurchase agreements, at value	24,171,000
Total Investment Securities, at value	24,171,000
Cash	926
Interest receivable	20
Unrealized gain on swap agreements	1,187,456
Receivable for capital shares issued	9,864
Prepaid expenses	176
TOTAL ASSETS	25,369,442

LIABILITIES:
Payable for capital shares redeemed	95,405
Advisory fees payable	13,167
Management services fees payable	1,755
Administration fees payable	781
Administrative services fees payable	10,939
Distribution fees payable	9,847
Trustee fees payable	8
Transfer agency fees payable	1,250
Fund accounting fees payable	1,485
Compliance services fees payable	149
Other accrued expenses	23,000
TOTAL LIABILITIES	157,786
NET ASSETS	$25,211,656

NET ASSETS CONSIST OF:
Capital	$97,261,205
Accumulated net realized gains (losses) on investments	(73,237,005)
Net unrealized appreciation (depreciation) on investments	1,187,456
NET ASSETS	$25,211,656

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,405,759
Net Asset Value (offering and redemption price per share)	$17.93

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$7,103

EXPENSES:
Advisory fees	272,329
Management services fees	36,310
Administration fees	14,628
Transfer agency fees	22,368
Administrative services fees	112,175
Distribution fees	90,777
Custody fees	8,399
Fund accounting fees	27,475
Trustee fees	859
Compliance services fees	317
Other fees	55,240
Total Gross Expenses before reductions	640,877
Expenses reduced and reimbursed by the Advisor	(30,858)
TOTAL NET EXPENSES	610,019
NET INVESTMENT INCOME (LOSS)	(602,916)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(7,318,920)
Change in net unrealized appreciation/depreciation on investments	(371,635)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,690,555)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,293,471)

See accompanying notes to financial statements.

282 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(602,916)	$(753,153)
Net realized gains (losses) on investments	(7,318,920)	(23,504,569)
Change in net unrealized appreciation/depreciation on investments	(371,635)	(700,837)
Change in net assets resulting from operations	(8,293,471)	(24,958,559)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	69,095,099	92,724,238
Value of shares redeemed	(74,456,455)	(104,365,279)
Change in net assets resulting from capital transactions	(5,361,356)	(11,641,041)
Change in net assets	(13,654,827)	(36,599,600)

NET ASSETS:
Beginning of period	38,866,483	75,466,083
End of period	$25,211,656	$38,866,483

SHARE TRANSACTIONS:
Issued	2,964,009	3,451,255
Redeemed	(3,208,510)	(3,789,768)
Change in shares	(244,501)	(338,513)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$23.55	$37.95	$44.41	$55.83	$42.00

Investment Activities:
Net investment income (loss)(a)	(0.40)	(0.46)	(0.65)	(0.83)	(0.71)
Net realized and unrealized gains (losses) on investments	(5.22)	(13.94)	(5.81)	(9.79)	14.54
Total income (loss) from investment activities	(5.62)	(14.40)	(6.46)	(10.62)	13.83

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(0.80)	—

Net Asset Value, End of Period	$17.93	$23.55	$37.95	$44.41	$55.83

Total Return	(23.86)%	(37.94)%	(14.55)%	(19.21)%	32.93%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.72%	1.83%	1.79%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.57)%	(1.64)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$25,212	$38,866	$75,466	$103,159	$174,735
Portfolio turnover rate(b)	—	—	—	—	694	%(c)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

284 :: ProFund VP Real Estate :: Management Discussion of Fund Performance

ProFund VP Real Estate seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 25.02%. For the same period, the Index had a total return of 27.24%(1) and a volatility of 10.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	25.02%	13.88%	5.05%
Dow Jones U.S. Real Estate Index	27.24%	15.70%	7.05%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.75%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.9%
American Tower Corp.	4.8%
Public Storage, Inc.	3.3%
Crown Castle International Corp.	3.2%
Equity Residential	3.2%

Dow Jones U.S. Real Estate Index – Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Real Estate :: 285

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (99.5%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	1,495	$58,694
Alexandria Real Estate Equities, Inc. (REIT)	2,415	214,307
American Campus Communities, Inc. (REIT)	3,565	147,448
American Capital Agency Corp. (REIT)	11,960	261,087
American Homes 4 Rent—Class A (REIT)	4,830	82,255
American Realty Capital Properties, Inc. (REIT)	30,820	278,921
American Tower Corp. (REIT)	13,455	1,330,026
Annaly Mortgage Management, Inc. (REIT)	32,200	348,082
Apartment Investment & Management Co.—Class A (REIT)	4,945	183,707
ARMOUR Residential REIT, Inc. (REIT)	12,190	44,859
AvalonBay Communities, Inc. (REIT)	4,485	732,804
BioMed Realty Trust, Inc. (REIT)	6,670	143,672
Boston Properties, Inc. (REIT)	5,175	665,971
Brandywine Realty Trust (REIT)	6,095	97,398
Camden Property Trust (REIT)	2,990	220,782
CBL & Associates Properties, Inc. (REIT)	5,750	111,665
CBRE Group, Inc.*—Class A (Real Estate)	9,545	326,916
Chimera Investment Corp. (REIT)	34,960	111,173
Colony Financial, Inc. (REIT)	3,680	87,658
Columbia Property Trust, Inc. (REIT)	4,255	107,864
Corporate Office Properties Trust (REIT)	3,105	88,089
Corrections Corp. of America (REIT)	3,910	142,089
Cousins Properties, Inc. (REIT)	7,015	80,111
Crown Castle International Corp. (REIT)	11,385	895,999
CubeSmart (REIT)	5,520	121,826
CYS Investments, Inc. (REIT)	5,520	48,134
DCT Industrial Trust, Inc. (REIT)	2,990	106,623
DDR Corp. (REIT)	10,120	185,803
DiamondRock Hospitality Co. (REIT)	6,670	99,183
Digital Realty Trust, Inc. (REIT)	4,600	304,980
Douglas Emmett, Inc. (REIT)	4,600	130,640
Duke Realty Corp. (REIT)	11,615	234,623
DuPont Fabros Technology, Inc. (REIT)	2,185	72,629
EastGroup Properties, Inc. (REIT)	1,035	65,536
EPR Properties (REIT)	1,955	112,667
Equity Commonwealth (REIT)	4,371	112,197
Equity Lifestyle Properties, Inc. (REIT)	2,760	142,278
Equity Residential (REIT)	12,305	883,991
Essex Property Trust, Inc. (REIT)	2,185	451,421
Extra Space Storage, Inc. (REIT)	3,795	222,539
Federal Realty Investment Trust (REIT)	2,300	306,958
Forest City Enterprises, Inc.*—Class A (Real Estate)	5,750	122,475
Gaming & Leisure Properties, Inc. (REIT)	3,105	91,101
General Growth Properties, Inc. (REIT)	21,390	601,701
Hatteras Financial Corp. (REIT)	3,335	61,464
HCP, Inc. (REIT)	15,640	688,629
Health Care REIT, Inc. (REIT)	11,155	844,099
Healthcare Realty Trust, Inc. (REIT)	3,335	91,112
Healthcare Trust of America, Inc.—Class A (REIT)	4,025	108,434
Highwoods Properties, Inc. (REIT)	3,105	137,489
Home Properties, Inc. (REIT)	1,955	128,248
Hospitality Properties Trust (REIT)	5,060	156,860
Host Hotels & Resorts, Inc. (REIT)	25,760	612,315
Invesco Mortgage Capital, Inc. (REIT)	4,140	64,004
Iron Mountain, Inc. (REIT)	6,325	244,525
Jones Lang LaSalle, Inc. (Real Estate)	1,495	224,145
Kilroy Realty Corp. (REIT)	2,875	198,576
Kimco Realty Corp. (REIT)	14,030	352,714
Kite Realty Group Trust (REIT)	2,875	82,628
Lamar Advertising Co.—Class A (Advertising)	2,760	148,046
LaSalle Hotel Properties (REIT)	3,795	153,584
Lexington Realty Trust (REIT)	7,130	78,287
Liberty Property Trust (REIT)	5,060	190,408
Mack-Cali Realty Corp. (REIT)	2,875	54,798
Medical Properties Trust, Inc. (REIT)	5,865	80,820
MFA Financial, Inc. (REIT)	12,535	100,155
Mid-America Apartment Communities, Inc. (REIT)	2,530	188,940
National Retail Properties, Inc. (REIT)	4,485	176,574
NorthStar Realty Finance Corp. (REIT)	7,590	133,432
OMEGA Healthcare Investors, Inc. (REIT)	4,370	170,736
Outfront Media, Inc. (REIT)	4,717	126,610
Pebblebrook Hotel Trust (REIT)	2,415	110,196
Piedmont Office Realty Trust, Inc.—Class A (REIT)	5,290	99,664
Plum Creek Timber Co., Inc. (REIT)	5,980	255,884
Post Properties, Inc. (REIT)	1,840	108,137
Potlatch Corp. (REIT)	1,380	57,781
Prologis, Inc. (REIT)	17,020	732,371
Public Storage, Inc. (REIT)	4,945	914,082
Rayonier, Inc. (REIT)	4,255	118,885
Realogy Holdings Corp.* (Real Estate)	4,945	220,003
Realty Income Corp. (REIT)	7,590	362,119
Redwood Trust, Inc. (REIT)	2,875	56,638
Regency Centers Corp. (REIT)	3,220	205,372
Retail Properties of America, Inc. (REIT)	8,050	134,355
RLJ Lodging Trust (REIT)	4,485	150,382
Ryman Hospitality Properties, Inc. (REIT)	1,725	90,977
Senior Housing Properties Trust (REIT)	6,900	152,559
Simon Property Group, Inc. (REIT)	10,580	1,926,723
SL Green Realty Corp. (REIT)	3,335	396,932
Sovran Self Storage, Inc. (REIT)	1,150	100,303
Spirit Realty Capital, Inc. (REIT)	13,570	161,347
St. Joe Co.* (Real Estate)	3,105	57,101
Starwood Property Trust, Inc. (REIT)	7,590	176,392
Strategic Hotels & Resorts, Inc.* (REIT)	9,085	120,195
Sun Communities, Inc. (REIT)	1,495	90,388
Sunstone Hotel Investors, Inc. (REIT)	7,015	115,818
Tanger Factory Outlet Centers, Inc. (REIT)	3,220	119,011
Taubman Centers, Inc. (REIT)	2,185	166,978
The Geo Group, Inc. (REIT)	2,530	102,111
The Howard Hughes Corp.* (Real Estate)	1,265	164,981
The Macerich Co. (REIT)	4,830	402,870
Two Harbors Investment Corp. (REIT)	12,420	124,448
UDR, Inc. (REIT)	8,625	265,823
Ventas, Inc. (REIT)	10,005	717,359
Vornado Realty Trust (REIT)	5,980	703,906
Washington Prime Group, Inc. (REIT)	5,290	91,094
Washington REIT (REIT)	2,300	63,618
Weingarten Realty Investors (REIT)	3,795	132,521
Weyerhaeuser Co. (REIT)	17,825	639,739
WP Carey, Inc. (Real Estate)	3,335	233,784
TOTAL COMMON STOCKS (Cost $15,518,279)		27,619,361
TOTAL INVESTMENT SECURITIES (Cost $15,518,279)—99.5%		27,619,361
Net other assets (liabilities)—0.5%		116,132
NET ASSETS—100.0%		$27,735,493

*                 Non-income producing security

See accompanying notes to financial statements.

286 :: ProFund VP Real Estate :: Financial Statements

ProFund VP Real Estate invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Advertising	$148,046	0.5%
Real Estate	1,408,099	5.0%
REIT	26,063,216	94.0%
Other**	116,132	0.5%
Total	$27,735,493	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT     Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 287

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$15,518,279
Securities, at value	27,619,361
Total Investment Securities, at value	27,619,361
Dividends receivable	134,823
Receivable for capital shares issued	984,999
Prepaid expenses	89
TOTAL ASSETS	28,739,272

LIABILITIES:
Payable for investments purchased	864,710
Payable for capital shares redeemed	4,541
Cash overdraft	80,428
Advisory fees payable	14,671
Management services fees payable	1,956
Administration fees payable	820
Administrative services fees payable	10,037
Distribution fees payable	9,495
Trustee fees payable	9
Transfer agency fees payable	1,313
Fund accounting fees payable	1,559
Compliance services fees payable	126
Other accrued expenses	14,114
TOTAL LIABILITIES	1,003,779
NET ASSETS	$27,735,493

NET ASSETS CONSIST OF:
Capital	$21,644,544
Accumulated net investment income (loss)	52,276
Accumulated net realized gains (losses) on investments	(6,062,409)
Net unrealized appreciation (depreciation) on investments	12,101,082
NET ASSETS	$27,735,493

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	441,454
Net Asset Value (offering and redemption price per share)	$62.83

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$751,930
Interest	7
TOTAL INVESTMENT INCOME	751,937

EXPENSES:
Advisory fees	176,150
Management services fees	23,486
Administration fees	9,475
Transfer agency fees	14,599
Administrative services fees	71,216
Distribution fees	58,717
Custody fees	11,183
Fund accounting fees	18,647
Trustee fees	521
Compliance services fees	138
Other fees	26,174
Total Gross Expenses before reductions	410,306
Expenses reduced and reimbursed by the Advisor	(15,729)
TOTAL NET EXPENSES	394,577
NET INVESTMENT INCOME (LOSS)	357,360

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	728,647
Change in net unrealized appreciation/depreciation on investments	3,538,345
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,266,992

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,624,352

See accompanying notes to financial statements.

288 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$357,360	$309,438
Net realized gains (losses) on investments	728,647	619,532
Change in net unrealized appreciation/depreciation on investments	3,538,345	(1,327,158)
Change in net assets resulting from operations	4,624,352	(398,188)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(393,320)	(269,921)
Change in net assets resulting from distributions	(393,320)	(269,921)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	44,261,536	80,081,274
Dividends reinvested	393,320	268,307
Value of shares redeemed	(37,560,818)	(84,891,797)
Change in net assets resulting from capital transactions	7,094,038	(4,542,216)
Change in net assets	11,325,070	(5,210,325)

NET ASSETS:
Beginning of period	16,410,423	21,620,748
End of period	$27,735,493	$16,410,423
Accumulated net investment income (loss)	$52,276	$88,236

SHARE TRANSACTIONS:
Issued	759,223	1,462,363
Reinvested	6,558	5,097
Redeemed	(645,908)	(1,564,166)
Change in shares	119,873	(96,706)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$51.03	$51.69	$45.22	$43.17	$35.97

Investment Activities:
Net investment income (loss)(a)	0.88	0.78	0.74	0.60	0.56
Net realized and unrealized gains (losses) on investments	11.84	(0.72)	6.97	1.45	8.17
Total income (loss) from investment activities	12.72	0.06	7.71	2.05	8.73

Distributions to Shareholders From:
Net investment income	(0.92)	(0.72)	(1.24)	—	(1.26)
Return of capital	—	—	—	—	(0.27)
Total distributions	(0.92)	(0.72)	(1.24)	—	(1.53)

Net Asset Value, End of Period	$62.83	$51.03	$51.69	$45.22	$43.17

Total Return	25.02%	0.09%	17.17%	4.75%	24.69%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.75%	1.84%	1.77%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.52%	1.44%	1.47%	1.33%	1.41%

Supplemental Data:
Net assets, end of period (000’s)	$27,735	$16,410	$21,621	$13,998	$18,534
Portfolio turnover rate(b)	127%	323%	290%	165%	289%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

290 :: ProFund VP Semiconductor :: Management Discussion of Fund Performance

ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 34.53%. For the same period, the Index had a return of 36.88%(1) and a volatility of 18.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Semiconductor	34.53%	13.20%	5.16%
Dow Jones U.S. Semiconductors Index	36.88%	15.19%	7.11%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	2.16%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	26%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.8%
Texas Instruments, Inc.	8.0%
Micron Technology, Inc.	5.3%
Applied Materials, Inc.	4.3%
Avago Technologies, Ltd.	3.6%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Semiconductor :: 291

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (74.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	8,640	$23,069
Altera Corp. (Semiconductors)	4,160	153,670
Analog Devices, Inc. (Semiconductors)	4,320	239,846
Applied Materials, Inc. (Semiconductors)	16,800	418,656
Atmel Corp.* (Semiconductors)	5,760	48,355
Avago Technologies, Ltd. (Semiconductors)	3,520	354,077
Broadcom Corp.—Class A (Semiconductors)	7,520	325,842
Cavium, Inc.* (Semiconductors)	800	49,456
Cree, Inc.* (Semiconductors)	1,600	51,552
Cypress Semiconductor Corp. (Semiconductors)	2,080	29,702
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,600	27,008
Integrated Device Technology, Inc.* (Semiconductors)	2,080	40,768
Intel Corp. (Semiconductors)	66,880	2,427,076
InterDigital, Inc. (Telecommunications)	480	25,392
International Rectifier Corp.* (Semiconductors)	960	38,304
KLA-Tencor Corp. (Semiconductors)	2,240	157,517
Lam Research Corp. (Semiconductors)	2,240	177,722
Linear Technology Corp. (Semiconductors)	3,360	153,216
Marvell Technology Group, Ltd. (Semiconductors)	5,920	85,840
Maxim Integrated Products, Inc. (Semiconductors)	3,840	122,381
Microchip Technology, Inc. (Semiconductors)	2,720	122,699
Micron Technology, Inc.* (Semiconductors)	14,880	520,949
Microsemi Corp.* (Semiconductors)	1,280	36,326
NVIDIA Corp. (Semiconductors)	7,200	144,360
ON Semiconductor Corp.* (Semiconductors)	6,080	61,590
RF Micro Devices, Inc.* (Telecommunications)	8,000	132,720
Semtech Corp.* (Semiconductors)	960	26,467
Silicon Laboratories, Inc.* (Semiconductors)	480	22,858
Skyworks Solutions, Inc. (Semiconductors)	2,560	186,138
SunEdison, Inc.* (Semiconductors)	3,520	68,675
Synaptics, Inc.* (Computers)	480	33,043
Teradyne, Inc. (Semiconductors)	3,040	60,162
Texas Instruments, Inc. (Semiconductors)	14,560	778,450
Xilinx, Inc. (Semiconductors)	3,680	159,307
TOTAL COMMON STOCKS (Cost $5,051,225)		7,303,193
TOTAL INVESTMENT SECURITIES (Cost $5,051,225)—74.6%		7,303,193
Net other assets (liabilities)—25.4%		2,482,919
NET ASSETS—100.0%		$9,786,112

*                 Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	1/23/15	0.64%	$2,499,700	$(300)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Computers	$33,043	0.3%
Semiconductors	7,112,038	72.7%
Telecommunications	158,112	1.6%
Other**	2,482,919	25.4%
Total	$9,786,112	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

292 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$5,051,225
Securities, at value	7,303,193
Total Investment Securities, at value	7,303,193
Dividends receivable	858
Receivable for investments sold	2,737,107
Prepaid expenses	11
TOTAL ASSETS	10,041,169

LIABILITIES:
Payable for investments purchased	90,426
Payable for capital shares redeemed	101,126
Cash overdraft	44,621
Unrealized loss on swap agreements	300
Advisory fees payable	5,769
Management services fees payable	769
Administration fees payable	310
Administrative services fees payable	3,394
Distribution fees payable	3,373
Transfer agency fees payable	496
Fund accounting fees payable	589
Compliance services fees payable	43
Other accrued expenses	3,841
TOTAL LIABILITIES	255,057
NET ASSETS	$9,786,112

NET ASSETS CONSIST OF:
Capital	$8,528,498
Accumulated net investment income (loss)	49,528
Accumulated net realized gains (losses) on investments	(1,043,582)
Net unrealized appreciation (depreciation) on investments	2,251,668
NET ASSETS	$9,786,112

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	299,535
Net Asset Value (offering and redemption price per share)	$32.67

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$143,478
Interest	4
TOTAL INVESTMENT INCOME	143,482

EXPENSES:
Advisory fees	44,112
Management services fees	5,882
Administration fees	2,318
Transfer agency fees	3,582
Administrative services fees	16,431
Distribution fees	14,704
Custody fees	6,242
Fund accounting fees	4,645
Trustee fees	116
Compliance services fees	68
Other fees	6,434
Total Gross Expenses before reductions	104,534
Expenses reduced and reimbursed by the Advisor	(5,723)
TOTAL NET EXPENSES	98,811
NET INVESTMENT INCOME (LOSS)	44,671

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(28,771)
Net realized gains (losses) on swap agreements	(23,789)
Change in net unrealized appreciation/depreciation on investments	1,542,902
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,490,342

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,535,013

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 293

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$44,671	$9,454
Net realized gains (losses) on investments	(52,560)	64,991
Change in net unrealized appreciation/depreciation on investments	1,542,902	267,706
Change in net assets resulting from operations	1,535,013	342,151

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,582)	(6,933)
Change in net assets resulting from distributions	(7,582)	(6,933)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,761,107	25,608,713
Dividends reinvested	7,582	6,933
Value of shares redeemed	(30,965,221)	(25,664,127)
Change in net assets resulting from capital transactions	6,803,468	(48,481)
Change in net assets	8,330,899	286,737

NET ASSETS:
Beginning of period	1,455,213	1,168,476
End of period	$9,786,112	$1,455,213
Accumulated net investment income (loss)	$49,528	$12,784

SHARE TRANSACTIONS:
Issued	1,305,653	1,247,879
Reinvested	285	335
Redeemed	(1,066,234)	(1,252,142)
Change in shares	239,704	(3,928)

See accompanying notes to financial statements.

294 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$24.32	$18.33	$19.19	$19.98	$17.94

Investment Activities:
Net investment income (loss)(a)	0.22	0.14	0.17	0.06	0.01
Net realized and unrealized gains (losses) on investments	8.17	5.97	(0.96)	(0.84)	2.19
Total income (loss) from investment activities	8.39	6.11	(0.79)	(0.78)	2.20

Distributions to Shareholders From:
Net investment income	(0.04)	(0.12)	(0.07)	(0.01)	(0.16)

Net Asset Value, End of Period	$32.67	$24.32	$18.33	$19.19	$19.98

Total Return	34.53%	33.48%	(4.17)%	(3.90)%	12.40%

Ratios to Average Net Assets:
Gross expenses	1.78%	2.16%	2.09%	2.00%	1.96%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.76%	0.68%	0.83%	0.32%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$9,786	$1,455	$1,168	$1,689	$2,684
Portfolio turnover rate(b)	645%	1,499%	821%	498%	385%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Technology :: 295

ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 18.11%. For the same period, the Index had a total return of 20.04%(1) and a volatility of 14.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	18.11%	12.24%	7.19%
Dow Jones U.S. Technology Index	20.04%	14.01%	9.07%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	18.5%
Microsoft Corp.	10.9%
Google, Inc.	8.3%
Intel Corp.	5.0%
Facebook, Inc.	4.7%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware & Equipment	51%
Software & Computer Services	49%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

296 :: ProFund VP Technology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.4%)

	Shares	Value
3D Systems Corp.* (Computers)	608	$19,985
ACI Worldwide, Inc.* (Software)	912	18,395
Adobe Systems, Inc.* (Software)	3,040	221,008
Advanced Micro Devices, Inc.* (Semiconductors)	4,256	11,364
Akamai Technologies, Inc.* (Software)	1,216	76,559
Allscripts Healthcare Solutions, Inc.* (Software)	1,216	15,528
Altera Corp. (Semiconductors)	2,128	78,608
Amdocs, Ltd. (Computers)	912	42,549
Analog Devices, Inc. (Semiconductors)	2,128	118,147
ANSYS, Inc.* (Software)	608	49,856
AOL, Inc.* (Internet)	608	28,071
Apple Computer, Inc. (Computers)	38,912	4,295,106
Applied Materials, Inc. (Semiconductors)	8,208	204,543
ARRIS Group, Inc.* (Telecommunications)	912	27,533
Aruba Networks, Inc.* (Telecommunications)	608	11,053
Aspen Technology, Inc.* (Software)	608	21,292
athenahealth, Inc.* (Software)	304	44,293
Atmel Corp.* (Semiconductors)	2,736	22,969
Autodesk, Inc.* (Software)	1,520	91,291
Avago Technologies, Ltd. (Semiconductors)	1,824	183,476
Broadcom Corp.—Class A (Semiconductors)	3,648	158,068
Brocade Communications Systems, Inc. (Computers)	2,736	32,394
CA, Inc. (Software)	2,128	64,798
CACI International, Inc.*—Class A (Computers)	304	26,199
Cadence Design Systems, Inc.* (Computers)	1,824	34,601
Cavium, Inc.* (Semiconductors)	304	18,793
CDK Global, Inc. (Software)	912	37,173
CDW Corp. of Delaware (Electronics)	912	32,075
Cerner Corp.* (Software)	2,128	137,597
Ciena Corp.* (Telecommunications)	608	11,801
Cisco Systems, Inc. (Telecommunications)	33,744	938,590
Citrix Systems, Inc.* (Software)	1,216	77,581
Cognizant Technology Solutions Corp.* (Computers)	3,952	208,112
Commscope Holding Co., Inc.* (Communications Equipment)	608	13,881
CommVault Systems, Inc.* (Software)	304	15,714
Computer Sciences Corp. (Computers)	912	57,502
Corning, Inc. (Electronics)	8,512	195,180
Cree, Inc.* (Semiconductors)	912	29,385
Cypress Semiconductor Corp. (Semiconductors)	912	13,023
Diebold, Inc. (Computers)	304	10,531
DST Systems, Inc. (Computers)	304	28,622
eBay, Inc.* (Internet)	7,600	426,512
Echostar Holding Corp.* (Communications Equipment)	304	15,960
Electronics for Imaging, Inc.* (Computers)	304	13,020
EMC Corp. (Computers)	13,376	397,802
Equinix, Inc. (Internet)	314	71,193
F5 Networks, Inc.* (Internet)	608	79,323
Facebook, Inc.*—Class A (Internet)	13,984	1,091,033
Fair Isaac Corp. (Software)	304	21,979
Fairchild Semiconductor International, Inc.* (Semiconductors)	912	15,395
Finisar Corp.* (Telecommunications)	608	11,801
Fortinet, Inc.* (Telecommunications)	912	27,962
Garmin, Ltd. (Electronics)	912	48,181
Gartner Group, Inc.* (Commercial Services)	608	51,200
Google, Inc.*—Class A (Internet)	1,824	967,924
Google, Inc.*—Class C (Internet)	1,824	960,154
Guidewire Software, Inc.* (Software)	608	30,783
Harris Corp. (Telecommunications)	608	43,667
Hewlett-Packard Co. (Computers)	12,464	500,180
IAC/InterActiveCorp (Internet)	608	36,960
Informatica Corp.* (Software)	608	23,186
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	912	25,208
Integrated Device Technology, Inc.* (Semiconductors)	912	17,875
Intel Corp. (Semiconductors)	31,920	1,158,376
InterDigital, Inc. (Telecommunications)	304	16,082
International Business Machines Corp. (Computers)	6,080	975,475
International Rectifier Corp.* (Semiconductors)	608	24,259
Intuit, Inc. (Software)	1,824	168,155
j2 Global, Inc. (Internet)	304	18,848
JDS Uniphase Corp.* (Telecommunications)	1,520	20,854
Juniper Networks, Inc. (Telecommunications)	2,432	54,282
KLA-Tencor Corp. (Semiconductors)	1,216	85,509
Lam Research Corp. (Semiconductors)	912	72,358
Leidos Holdings, Inc. (Computers)	304	13,230
Lexmark International, Inc.—Class A (Computers)	304	12,546
Linear Technology Corp. (Semiconductors)	1,520	69,312
Manhattan Associates, Inc.* (Computers)	608	24,758
Marvell Technology Group, Ltd. (Semiconductors)	2,736	39,672
Maxim Integrated Products, Inc. (Semiconductors)	1,824	58,131
Medidata Solutions, Inc.* (Software)	304	14,516
Mentor Graphics Corp. (Computers)	608	13,327
Microchip Technology, Inc. (Semiconductors)	1,216	54,854
Micron Technology, Inc.* (Semiconductors)	6,992	244,790
Microsemi Corp.* (Semiconductors)	608	17,255
Microsoft Corp. (Software)	54,416	2,527,622
Motorola Solutions, Inc. (Telecommunications)	1,520	101,962
NCR Corp.* (Computers)	1,216	35,434
NetApp, Inc. (Computers)	2,128	88,206
NetSuite, Inc.* (Software)	304	33,188
Nuance Communications, Inc.* (Software)	1,824	26,028
NVIDIA Corp. (Semiconductors)	3,344	67,047
ON Semiconductor Corp.* (Semiconductors)	2,736	27,716
Oracle Corp. (Software)	21,280	956,962
Palo Alto Networks, Inc.* (Telecommunications)	304	37,261
Pandora Media, Inc.* (Internet)	1,216	21,681
Pitney Bowes, Inc. (Office/Business Equipment)	1,216	29,634
Plantronics, Inc. (Telecommunications)	304	16,118
Polycom, Inc.* (Telecommunications)	912	12,312
PTC, Inc.* (Software)	912	33,425
QLIK Technologies, Inc.* (Software)	608	18,781
Qualcomm, Inc. (Semiconductors)	10,944	813,468
Rackspace Hosting, Inc.* (Software)	912	42,691
Red Hat, Inc.* (Software)	1,216	84,074
RF Micro Devices, Inc.* (Telecommunications)	3,952	65,564
Riverbed Technology, Inc.* (Computers)	912	18,614
Rovi Corp.* (Semiconductors)	608	13,735
Salesforce.com, Inc.* (Software)	3,952	234,393
SanDisk Corp. (Computers)	1,520	148,930

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 297

Common Stocks, continued

	Shares	Value
Science Applications International Corp. (Computers)	304	$15,057
Seagate Technology PLC (Computers)	2,128	141,512
Semtech Corp.* (Semiconductors)	304	8,381
ServiceNow, Inc.* (Software)	912	61,879
Silicon Laboratories, Inc.* (Semiconductors)	304	14,476
Skyworks Solutions, Inc. (Semiconductors)	1,216	88,415
SolarWinds, Inc.* (Software)	304	15,148
Solera Holdings, Inc. (Software)	304	15,559
Splunk, Inc.* (Internet)	912	53,762
SS&C Technologies Holdings, Inc. (Software)	304	17,781
SunEdison, Inc.* (Semiconductors)	1,520	29,655
Symantec Corp. (Internet)	4,560	116,987
Synaptics, Inc.* (Computers)	304	20,927
Synopsys, Inc.* (Computers)	912	39,645
Tableau Software, Inc.*—Class A (Software)	304	25,767
Tech Data Corp.* (Electronics)	304	19,222
Teradata Corp.* (Computers)	912	39,836
Teradyne, Inc. (Semiconductors)	1,520	30,081
Texas Instruments, Inc. (Semiconductors)	6,992	373,827
The Ultimate Software Group, Inc.* (Software)	304	44,632
Twitter, Inc.* (Internet)	3,344	119,949
Tyler Technologies, Inc.* (Software)	304	33,270
Vantiv, Inc.* (Commercial Services)	912	30,935
VeriFone Systems, Inc.* (Computers)	608	22,618
Verint Systems, Inc.* (Software)	304	17,717
VeriSign, Inc.* (Internet)	608	34,656
ViaSat, Inc.* (Telecommunications)	304	19,161
VMware, Inc.*—Class A (Software)	608	50,172
Western Digital Corp. (Computers)	1,520	168,264
Workday, Inc.* (Software)	608	49,619
Xilinx, Inc. (Semiconductors)	1,824	78,961
Yahoo!, Inc.* (Internet)	5,776	291,746
Zillow, Inc.*—Class A (Internet)	304	32,191
TOTAL COMMON STOCKS (Cost $12,101,532)		23,333,787

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $60,000	$60,000	$60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000
TOTAL INVESTMENT SECURITIES (Cost $12,161,532)—100.7%		23,393,787
Net other assets (liabilities)—(0.7)%		(167,205)
NET ASSETS—100.0%		$23,226,582

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Commercial Services	$82,135	0.4%
Communications Equipment	29,841	0.1%
Computers	7,444,982	32.0%
Distribution/Wholesale	25,208	0.1%
Electronics	294,658	1.2%
Internet	4,350,990	18.7%
Office/Business Equipment	29,634	0.1%
Semiconductors	4,241,924	18.3%
Software	5,418,412	23.4%
Telecommunications	1,416,003	6.1%
Other**	(107,205)	(0.4)%
Total	$23,226,582	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

298 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$12,161,532
Securities, at value	23,333,787
Repurchase agreements, at value	60,000
Total Investment Securities, at value	23,393,787
Cash	1,397
Dividends and interest receivable	5,375
Receivable for investments sold	33,496
Prepaid expenses	83
TOTAL ASSETS	23,434,138

LIABILITIES:
Payable for investments purchased	35,308
Payable for capital shares redeemed	118,136
Advisory fees payable	18,049
Management services fees payable	2,406
Administration fees payable	703
Administrative services fees payable	7,284
Distribution fees payable	11,251
Trustee fees payable	7
Transfer agency fees payable	1,125
Fund accounting fees payable	1,337
Compliance services fees payable	115
Other accrued expenses	11,835
TOTAL LIABILITIES	207,556
NET ASSETS	$23,226,582

NET ASSETS CONSIST OF:
Capital	$16,399,088
Accumulated net investment income (loss)	8,799
Accumulated net realized gains (losses) on investments	(4,413,560)
Net unrealized appreciation (depreciation) on investments	11,232,255
NET ASSETS	$23,226,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	858,186
Net Asset Value (offering and redemption price per share)	$27.06

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$298,606
Interest	10
TOTAL INVESTMENT INCOME	298,616

EXPENSES:
Advisory fees	142,910
Management services fees	19,055
Administration fees	7,633
Transfer agency fees	11,764
Administrative services fees	38,803
Distribution fees	47,637
Custody fees	11,498
Fund accounting fees	15,408
Trustee fees	420
Compliance services fees	172
Other fees	21,365
Recoupment of prior expenses reduced by the Advisor	4,000
Total Gross Expenses before reductions	320,665
Expenses reduced and reimbursed by the Advisor	(545)
TOTAL NET EXPENSES	320,120
NET INVESTMENT INCOME (LOSS)	(21,504)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	182,230
Change in net unrealized appreciation/depreciation on investments	2,451,489
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,633,719

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,612,215

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 299

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(21,504)	$1,529
Net realized gains (losses) on investments	182,230	1,997,054
Change in net unrealized appreciation/depreciation on investments	2,451,489	724,070
Change in net assets resulting from operations	2,612,215	2,722,653

CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,547,506	21,195,301
Value of shares redeemed	(27,358,670)	(20,517,215)
Change in net assets resulting from capital transactions	5,188,836	678,086
Change in net assets	7,801,051	3,400,739

NET ASSETS:
Beginning of period	15,425,531	12,024,792
End of period	$23,226,582	$15,425,531
Accumulated net investment income (loss)	$8,799	$8,752

SHARE TRANSACTIONS:
Issued	1,295,369	1,057,387
Redeemed	(1,110,464)	(1,041,029)
Change in shares	184,905	16,358

See accompanying notes to financial statements.

300 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$22.91	$18.30	$16.59	$16.82	$15.19

Investment Activities:
Net investment income (loss)(a)	(0.03)	— (b)	(0.06)	(0.10)	(0.11)
Net realized and unrealized gains (losses) on investments	4.18	4.61	1.77	(0.13)	1.74
Total income (loss) from investment activities	4.15	4.61	1.71	(0.23)	1.63

Net Asset Value, End of Period	$27.06	$22.91	$18.30	$16.59	$16.82

Total Return	18.11%	25.19%	10.31%	(1.37)%	10.73%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.73%	1.81%	1.76%	1.74%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.11)%	0.01%	(0.30)%	(0.61)%	(0.75)%

Supplemental Data:
Net assets, end of period (000’s)	$23,227	$15,426	$12,025	$16,810	$15,783
Portfolio turnover rate(c)	109%	148%	195%	143%	103%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Telecommunications :: 301

ProFund VP Telecommunications seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 0.57%. For the same period, the Index had a total return of 2.39%(1) and a volatility of 12.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

During the year ended December 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	0.57%	9.13%	4.00%
Dow Jones U.S. Telecommunications Index	2.39%	11.19%	6.11%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	45%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	24.2%
AT&T, Inc.	21.7%
CenturyLink, Inc.	2.8%
SBA Communications Corp.	1.8%
Level 3 Communications, Inc.	1.7%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed-Line Telecommunications	94%
Mobile Telecommunications	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

302 :: ProFund VP Telecommunications :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (55.3%)

	Shares	Value
AT&T, Inc. (Telecommunications)	57,772	$1,940,561
CenturyLink, Inc. (Telecommunications)	6,292	249,037
Frontier Communications Corp. (Telecommunications)	11,154	74,397
Level 3 Communications, Inc.* (Telecommunications)	3,146	155,349
SBA Communications Corp.*—Class A (Telecommunications)	1,430	158,387
Sprint Corp.* (Telecommunications)	8,866	36,794
Telephone & Data Systems, Inc. (Telecommunications)	1,144	28,886
T-Mobile U.S., Inc.* (Telecommunications)	3,003	80,901
Verizon Communications, Inc. (Telecommunications)	46,189	2,160,722
Windstream Holdings, Inc. (Telecommunications)	6,721	55,381
TOTAL COMMON STOCKS (Cost $2,944,788)		4,940,415

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $38,000	$38,000	$38,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,000)		38,000
TOTAL INVESTMENT SECURITIES (Cost $2,982,788)—55.7%		4,978,415
Net other assets (liabilities)—44.3%		3,953,055
NET ASSETS—100.0%		$8,931,470

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	1/23/15	0.64%	$3,999,520	$(480)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Telecommunications invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Telecommunications	4,940,415	55.3%
Other**	3,991,055	44.7%
Total	$8,931,470	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 303

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$2,982,788
Securities, at value	4,940,415
Repurchase agreements, at value	38,000
Total Investment Securities, at value	4,978,415
Cash	173
Dividends and interest receivable	3,032
Receivable for capital shares issued	550
Receivable for investments sold	3,972,497
Prepaid expenses	42
TOTAL ASSETS	8,954,709

LIABILITIES:
Payable for capital shares redeemed	2,563
Unrealized loss on swap agreements	480
Advisory fees payable	4,747
Management services fees payable	633
Administration fees payable	278
Administrative services fees payable	3,594
Distribution fees payable	3,153
Transfer agency fees payable	445
Fund accounting fees payable	529
Compliance services fees payable	46
Other accrued expenses	6,771
TOTAL LIABILITIES	23,239
NET ASSETS	$8,931,470

NET ASSETS CONSIST OF:
Capital	$10,268,044
Accumulated net investment income (loss)	273,039
Accumulated net realized gains (losses) on investments	(3,604,760)
Net unrealized appreciation (depreciation) on investments	1,995,147
NET ASSETS	$8,931,470

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,047,876
Net Asset Value (offering and redemption price per share)	$8.52

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$439,024
Interest	5
TOTAL INVESTMENT INCOME	439,029

EXPENSES:
Advisory fees	74,387
Management services fees	9,918
Administration fees	3,969
Transfer agency fees	6,094
Administrative services fees	31,242
Distribution fees	24,796
Custody fees	3,265
Fund accounting fees	7,555
Trustee fees	231
Compliance services fees	92
Other fees	15,323
Total Gross Expenses before reductions	176,872
Expenses reduced and reimbursed by the Advisor	(10,246)
TOTAL NET EXPENSES	166,626
NET INVESTMENT INCOME (LOSS)	272,403

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	84,734
Net realized gains (losses) on swap agreements	(43,102)
Change in net unrealized appreciation/depreciation on investments	(319,034)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(277,402)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,999)

See accompanying notes to financial statements.

304 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$272,403	$362,995
Net realized gains (losses) on investments	41,632	1,326,954
Change in net unrealized appreciation/depreciation on investments	(319,034)	(379,038)
Change in net assets resulting from operations	(4,999)	1,310,911

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(362,995)	(479,988)
Net realized gains on investments	—	(726,619)
Change in net assets resulting from distributions	(362,995)	(1,206,607)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,348,729	25,902,138
Dividends reinvested	362,995	1,206,607
Value of shares redeemed	(16,403,208)	(37,834,125)
Change in net assets resulting from capital transactions	(691,484)	(10,725,380)
Change in net assets	(1,059,478)	(10,621,076)

NET ASSETS:
Beginning of period	9,990,948	20,612,024
End of period	$8,931,470	$9,990,948
Accumulated net investment income (loss)	$273,039	$363,748

SHARE TRANSACTIONS:
Issued	1,734,847	2,930,389
Reinvested	41,016	133,033
Redeemed	(1,866,807)	(4,391,780)
Change in shares	(90,944)	(1,328,358)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 305

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$8.77	$8.35	$7.47	$7.56	$6.73

Investment Activities:
Net investment income (loss)(a)	0.24	0.23	0.21	0.24	0.24
Net realized and unrealized gains (losses) on investments	(0.18)	0.80	0.99	(0.10)	0.79
Total income (loss) from investment activities	0.06	1.03	1.20	0.14	1.03

Distributions to Shareholders From:
Net investment income	(0.31)	(0.24)	(0.32)	(0.23)	(0.20)
Net realized gains on investments	—	(0.37)	—	—	—
Total distributions	(0.31)	(0.61)	(0.32)	(0.23)	(0.20)

Net Asset Value, End of Period	$8.52	$8.77	$8.35	$7.47	$7.56

Total Return	0.57%	12.07%	16.52%	1.87%	15.68%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.73%	1.85%	1.82%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	2.75%	2.58%	2.50%	3.16%	3.51%

Supplemental Data:
Net assets, end of period (000’s)	$8,931	$9,991	$20,612	$8,340	$17,796
Portfolio turnover rate(b)	382%	423%	439%	331%	337%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

306 :: ProFund VP Utilities :: Management Discussion of Fund Performance

ProFund VP Utilities seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Utilities Index (the “Index”). For the year ended December 31, 2014, the Fund had a total return of 25.88%. For the same period, the Index had a return of 28.09%(1) and a volatility of 13.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	25.88%	12.20%	7.86%
Dow Jones U.S. Utilities Index	28.09%	14.04%	9.57%
S&P 500	13.69%	15.45%	7.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	8.5%
NextEra Energy, Inc.	6.7%
Dominion Resources, Inc.	6.4%
Southern Co.	4.8%
Exelon Corp.	4.6%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	70%
Gas, Water & Multi-Utilities	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Utilities :: 307

Schedule of Portfolio Investments :: December 31, 2014

Common Stocks (100.1%)

	Shares	Value
AGL Resources, Inc. (Gas)	9,219	$502,527
ALLETE, Inc. (Electric)	3,073	169,445
Alliant Energy Corp. (Electric)	8,341	554,009
Ameren Corp. (Electric)	18,438	850,545
American Electric Power, Inc. (Electric)	37,315	2,265,767
American Water Works Co., Inc. (Water)	13,609	725,360
Aqua America, Inc. (Water)	13,609	363,360
Atmos Energy Corp. (Gas)	7,463	415,988
Avista Corp. (Electric)	4,390	155,187
Black Hills Corp. (Electric)	3,512	186,276
Calpine Corp.* (Electric)	27,218	602,334
CenterPoint Energy, Inc. (Gas)	32,486	761,146
Cleco Corp. (Electric)	4,390	239,431
CMS Energy Corp. (Electric)	21,072	732,252
Consolidated Edison, Inc. (Electric)	22,389	1,477,898
Dominion Resources, Inc. (Electric)	44,339	3,409,668
DTE Energy Co. (Electric)	13,609	1,175,409
Duke Energy Corp. (Electric)	53,997	4,510,909
Dynegy, Inc.* (Electric)	7,902	239,826
Edison International (Electric)	24,584	1,609,760
El Paso Electric Co. (Electric)	3,073	123,104
Entergy Corp. (Electric)	13,609	1,190,515
Exelon Corp. (Electric)	65,411	2,425,440
FirstEnergy Corp. (Electric)	32,047	1,249,513
Great Plains Energy, Inc. (Electric)	11,853	336,744
Hawaiian Electric Industries, Inc. (Electric)	7,902	264,559
IDACORP, Inc. (Electric)	3,951	261,517
Integrys Energy Group, Inc. (Electric)	6,146	478,466
ITC Holdings Corp. (Electric)	11,853	479,217
National Fuel Gas Co. (Gas)	6,585	457,855
New Jersey Resources Corp. (Gas)	3,073	188,068
NextEra Energy, Inc. (Electric)	33,364	3,546,260
NiSource, Inc. (Gas)	24,145	1,024,230
Northeast Utilities System (Electric)	24,145	1,292,240
NorthWestern Corp. (Electric)	3,512	198,709
NRG Energy, Inc. (Electric)	25,901	698,032
ONE Gas, Inc. (Gas)	3,951	162,860
Pepco Holdings, Inc. (Electric)	19,316	520,180
PG&E Corp. (Electric)	35,998	1,916,534
Piedmont Natural Gas Co., Inc. (Gas)	6,146	242,214
Pinnacle West Capital Corp. (Electric)	8,341	569,774
PNM Resources, Inc. (Electric)	6,146	182,106
Portland General Electric Co. (Electric)	6,146	232,503
PPL Corp. (Electric)	50,485	1,834,120
Public Service Enterprise Group, Inc. (Electric)	38,632	1,599,751
Questar Corp. (Gas)	13,170	332,938
SCANA Corp. (Electric)	10,975	662,890
Sempra Energy (Gas)	17,560	1,955,481
South Jersey Industries, Inc. (Gas)	2,634	155,222
Southern Co. (Electric)	52,241	2,565,556
Southwest Gas Corp. (Gas)	3,512	217,077
TECO Energy, Inc. (Electric)	17,999	368,800
The AES Corp. (Electric)	50,046	689,133
UGI Corp. (Gas)	13,170	500,197
UIL Holdings Corp. (Electric)	4,390	191,141
Vectren Corp. (Gas)	6,146	284,130
Westar Energy, Inc. (Electric)	10,097	416,400
WGL Holdings, Inc. (Gas)	3,951	215,804
Wisconsin Energy Corp. (Electric)	17,121	902,962
Xcel Energy, Inc. (Electric)	38,632	1,387,661
TOTAL COMMON STOCKS (Cost $29,597,365)		53,267,000
TOTAL INVESTMENT SECURITIES (Cost $29,597,365)—100.1%		53,267,000
Net other assets (liabilities)—(0.1)%		(42,947)
NET ASSETS—100.0%		$53,224,053

*                 Non-income producing security

ProFund VP Utilities invested in the following industries as of December 31, 2014:

	Value	% of Net Assets
Electric	$44,762,543	84.2%
Gas	7,415,737	13.9%
Water	1,088,720	2.0%
Other**	(42,947)	(0.1)%
Total	$53,224,053	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

308 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$29,597,365
Securities, at value	53,267,000
Total Investment Securities, at value	53,267,000
Dividends receivable	99,574
Receivable for capital shares issued	64,816
Receivable for investments sold	363,959
Prepaid expenses	173
TOTAL ASSETS	53,795,522

LIABILITIES:
Payable for capital shares redeemed	85,440
Cash overdraft	371,573
Advisory fees payable	29,061
Management services fees payable	3,875
Administration fees payable	1,621
Administrative services fees payable	21,030
Distribution fees payable	19,227
Trustee fees payable	17
Transfer agency fees payable	2,596
Fund accounting fees payable	3,085
Compliance services fees payable	233
Other accrued expenses	33,711
TOTAL LIABILITIES	571,469
NET ASSETS	$53,224,053

NET ASSETS CONSIST OF:
Capital	$32,590,140
Accumulated net investment income (loss)	854,422
Accumulated net realized gains (losses) on investments	(3,890,144)
Net unrealized appreciation (depreciation) on investments	23,669,635
NET ASSETS	$53,224,053

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,225,248
Net Asset Value (offering and redemption price per share)	$43.44

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends	$1,604,530
Interest	11
TOTAL INVESTMENT INCOME	1,604,541

EXPENSES:
Advisory fees	335,466
Management services fees	44,728
Administration fees	17,899
Transfer agency fees	27,610
Administrative services fees	138,394
Distribution fees	111,822
Custody fees	8,891
Fund accounting fees	34,233
Trustee fees	1,044
Compliance services fees	318
Other fees	65,033
Total Gross Expenses before reductions	785,438
Expenses reduced and reimbursed by the Advisor	(33,994)
TOTAL NET EXPENSES	751,444
NET INVESTMENT INCOME (LOSS)	853,097

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	581,303
Change in net unrealized appreciation/depreciation on investments	8,193,606
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,774,909

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,628,006

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 309

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$853,097	$783,791
Net realized gains (losses) on investments	581,303	2,923,221
Change in net unrealized appreciation/depreciation on investments	8,193,606	333,462
Change in net assets resulting from operations	9,628,006	4,040,474

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(783,791)	(1,024,965)
Change in net assets resulting from distributions	(783,791)	(1,024,965)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	65,268,442	41,932,201
Dividends reinvested	783,791	1,024,965
Value of shares redeemed	(52,842,706)	(50,337,364)
Change in net assets resulting from capital transactions	13,209,527	(7,380,198)
Change in net assets	22,053,742	(4,364,689)

NET ASSETS:
Beginning of period	31,170,311	35,535,000
End of period	$53,224,053	$31,170,311
Accumulated net investment income (loss)	$854,422	$785,116

SHARE TRANSACTIONS:
Issued	1,668,456	1,198,749
Reinvested	20,390	27,769
Redeemed	(1,352,111)	(1,459,768)
Change in shares	336,735	(233,250)

See accompanying notes to financial statements.

310 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$35.08	$31.68	$32.47	$28.36	$27.45

Investment Activities:
Net investment income (loss)(a)	0.74	0.75	0.73	0.75	0.71
Net realized and unrealized gains (losses) on investments	8.26	3.51	(0.70)	4.11	0.86
Total income (loss) from investment activities	9.00	4.26	0.03	4.86	1.57

Distributions to Shareholders From:
Net investment income	(0.64)	(0.86)	(0.82)	(0.75)	(0.66)

Net Asset Value, End of Period	$43.44	$35.08	$31.68	$32.47	$28.36

Total Return	25.88%	13.31%	0.14%	17.51%	5.95%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.76%	1.86%	1.80%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.91%	2.17%	2.28%	2.51%	2.65%

Supplemental Data:
Net assets, end of period (000’s)	$53,224	$31,170	$35,535	$59,980	$33,894
Portfolio turnover rate(b)	83%	77%	56%	81%	61%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP U.S. Government Plus :: 311

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2014, the Fund had a total return of 36.39%. For the same period, the Long Bond had a total return of 29.57%(1) and a volatility of 10.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2014, the most recent Long Bond carried a maturity date of November 15, 2044 and a 3.00% coupon.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP U.S. Government Plus	36.39%	11.97%	7.37%
30-year U.S. Treasury Bond	29.57%	10.79%	7.69%
Barclays Capital U.S. Treasury: Long-Term Index	23.30%	9.60%	7.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.42%	1.38%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	7%
Swap Agreements	77%
U.S. Treasury Obligations	43%
Total Exposure	127%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

312 :: ProFund VP U.S. Government Plus :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

U.S. Treasury Obligation (43.4%)

	Principal Amount	Value
U.S. Treasury Bond, 3.00%, 11/15/44+	$16,740,000	$17,596,617
TOTAL U.S. TREASURY OBLIGATION (Cost $16,526,052)		17,596,617

Repurchase Agreements(a) (51.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $20,909,034	20,909,000	20,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,909,000)		20,909,000
TOTAL INVESTMENT SECURITIES (Cost $37,435,052)—94.9%		38,505,617
Net other assets (liabilities)—5.1%		2,068,753
NET ASSETS—100.0%		$40,574,370

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts	21	3/23/15	$3,035,156	$(28)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/44+	Citibank North America	1/6/15	(0.05)%	$31,324,922	$1,044,368

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                 As of December 31, 2014, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 45.9% of net assets.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 313

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$37,435,052
Securities, at value	17,596,617
Repurchase agreements, at value	20,909,000
Total Investment Securities, at value	38,505,617
Segregated cash balances with brokers	453
Interest receivable	65,220
Unrealized gain on swap agreements	1,044,368
Receivable for capital shares issued	1,742,998
Prepaid expenses	119
TOTAL ASSETS	41,358,775

LIABILITIES:
Payable for capital shares redeemed	700,959
Cash overdraft	342
Variation margin on futures contracts	28
Advisory fees payable	14,683
Management services fees payable	2,937
Administration fees payable	1,240
Administrative services fees payable	16,398
Distribution fees payable	16,933
Trustee fees payable	13
Transfer agency fees payable	1,986
Fund accounting fees payable	2,360
Compliance services fees payable	194
Other accrued expenses	26,332
TOTAL LIABILITIES	784,405
NET ASSETS	$40,574,370

NET ASSETS CONSIST OF:
Capital	$50,640,684
Accumulated net realized gains (losses) on investments	(12,181,219)
Net unrealized appreciation (depreciation) on investments	2,114,905
NET ASSETS	$40,574,370

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,682,567
Net Asset Value (offering and redemption price per share)	$24.11

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$544,514

EXPENSES:
Advisory fees	174,877
Management services fees	34,975
Administration fees	14,169
Transfer agency fees	21,841
Administrative services fees	94,495
Distribution fees	87,438
Custody fees	7,233
Fund accounting fees	26,725
Trustee fees	802
Compliance services fees	348
Printing fees	28,591
Other fees	20,274
Total Gross Expenses before reductions	511,768
Expenses reduced and reimbursed by the Advisor	(29,107)
TOTAL NET EXPENSES	482,661
NET INVESTMENT INCOME (LOSS)	61,853

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,244,635
Net realized gains (losses) on futures contracts	60,479
Net realized gains (losses) on swap agreements	5,462,244
Change in net unrealized appreciation/depreciation on investments	2,284,640
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,051,998

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,113,851

See accompanying notes to financial statements.

314 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$61,853	$71,765
Net realized gains (losses) on investments	7,767,358	(10,881,510)
Change in net unrealized appreciation/depreciation on investments	2,284,640	2,631,346
Change in net assets resulting from operations	10,113,851	(8,178,399)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(61,853)	(71,765)
Net realized gains on investments	—	(3,024,779)
Return of capital	(75)	—
Change in net assets resulting from distributions	(61,928)	(3,096,544)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	293,239,372	388,403,188
Dividends reinvested	61,928	2,926,131
Value of shares redeemed	(284,593,217)	(405,616,075)
Change in net assets resulting from capital transactions	8,708,083	(14,286,756)
Change in net assets	18,760,006	(25,561,699)

NET ASSETS:
Beginning of period	21,814,364	47,376,063
End of period	$40,574,370	$21,814,364

SHARE TRANSACTIONS:
Issued	14,342,599	19,205,307
Reinvested	3,017	130,656
Redeemed	(13,895,130)	(20,164,522)
Change in shares	450,486	(828,559)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 315

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$17.71	$22.99	$28.09	$19.61	$17.88

Investment Activities:
Net investment income (loss)(a)	0.04	0.04	(0.01)	— (b)	0.08
Net realized and unrealized gains (losses) on investments	6.40	(4.21)	(0.01)	8.52	1.73
Total income (loss) from investment activities	6.44	(4.17)	(0.02)	8.52	1.81

Distributions to Shareholders From:
Net investment income	(0.04)	(0.05)	—	(0.04)	(0.08)
Net realized gains on investments	—	(1.06)	(5.08)	—	—
Return of capital	— (b)	—	—	—	—
Total distributions	(0.04)	(1.11)	(5.08)	(0.04)	(0.08)

Net Asset Value, End of Period	$24.11	$17.71	$22.99	$28.09	$19.61

Total Return	36.39%	(19.11)%	0.97%	43.51%	10.10%

Ratios to Average Net Assets:
Gross expenses	1.46%	1.42%	1.56%	1.51%	1.47%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)	0.18%	0.19%	(0.06)%	— (c)	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$40,574	$21,814	$47,376	$64,279	$40,789
Portfolio turnover rate(d)	903%	1,099%	899%	902%	658%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Amount is less than $0.005.

(c)               Amount is less than 0.005%.

(d)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

316 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2014, the Fund had a total return of -30.26%. For the same period, the Long Bond had a total return of 29.57%(1) and a volatility of 10.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2014, the most recent Long Bond carried a maturity date of November 15, 2044 and a 3.00% coupon.

During the year ended December 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from December 31, 2004 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Ten Year
ProFund VP Rising Rates Opportunity	-30.26%	-16.88%	-10.97%
30-year U.S. Treasury Bond	29.57%	10.79%	7.69%
Barclays Capital U.S. Treasury: Long-Term Index	23.30%	9.60%	7.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.74%	1.68%

**          Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(123)%
Total Exposure	(123)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 317

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (97.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $19,060,031	$19,060,000	$19,060,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,060,000)		19,060,000
TOTAL INVESTMENT SECURITIES (Cost $19,060,000)—97.8%		19,060,000
Net other assets (liabilities)—2.2%		438,371
NET ASSETS—100.0%		$19,498,371

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2014, the aggregate amount held in a segregated account was $630,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/44+	Citibank North America	1/6/15	(0.25)%	$(23,966,719)	$(744,305)

^                  Reflects the floating financing rate, as of December 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                 As of December 31, 2014, this investment was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 3.8% of net assets.

See accompanying notes to financial statements.

318 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities

December 31, 2014

ASSETS:
Total Investment Securities, at cost	$19,060,000
Repurchase agreements, at value	19,060,000
Total Investment Securities, at value	19,060,000
Cash	234
Interest receivable	16
Receivable for capital shares issued	1,246,729
Prepaid expenses	124
TOTAL ASSETS	20,307,103

LIABILITIES:
Payable for capital shares redeemed	10,803
Unrealized loss on swap agreements	744,305
Advisory fees payable	19,819
Management services fees payable	2,643
Administration fees payable	564
Administrative services fees payable	6,919
Distribution fees payable	7,228
Trustee fees payable	6
Transfer agency fees payable	903
Fund accounting fees payable	1,072
Compliance services fees payable	97
Other accrued expenses	14,373
TOTAL LIABILITIES	808,732
NET ASSETS	$19,498,371

NET ASSETS CONSIST OF:
Capital	$85,916,348
Accumulated net realized gains (losses) on investments	(65,673,672)
Net unrealized appreciation (depreciation) on investments	(744,305)
NET ASSETS	$19,498,371

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,437,395
Net Asset Value (offering and redemption price per share)	$5.67

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$4,618

EXPENSES:
Advisory fees	182,658
Management services fees	24,354
Administration fees	9,788
Transfer agency fees	14,955
Administrative services fees	67,379
Distribution fees	60,886
Custody fees	5,653
Fund accounting fees	18,365
Trustee fees	587
Compliance services fees	157
Other fees	21,673
Recoupment of prior expenses reduced by the Advisor	9,250
Total Gross Expenses before reductions	415,705
Expenses reduced and reimbursed by the Advisor	(6,551)
TOTAL NET EXPENSES	409,154
NET INVESTMENT INCOME (LOSS)	(404,536)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(17,081)
Net realized gains (losses) on swap agreements	(7,300,421)
Change in net unrealized appreciation/depreciation on investments	(992,493)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,309,995)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,714,531)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 319

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(404,536)	$(459,101)
Net realized gains (losses) on investments	(7,317,502)	3,569,496
Change in net unrealized appreciation/depreciation on investments	(992,493)	427,280
Change in net assets resulting from operations	(8,714,531)	3,537,675

CAPITAL TRANSACTIONS:
Proceeds from shares issued	168,513,190	164,057,726
Value of shares redeemed	(170,619,703)	(156,877,116)
Change in net assets resulting from capital transactions	(2,106,513)	7,180,610
Change in net assets	(10,821,044)	10,718,285

NET ASSETS:
Beginning of period	30,319,415	19,601,130
End of period	$19,498,371	$30,319,415

SHARE TRANSACTIONS:
Issued	24,359,020	21,554,258
Redeemed	(24,651,602)	(20,632,696)
Change in shares	(292,582)	921,562

See accompanying notes to financial statements.

320 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$8.13	$6.98	$7.50	$12.00	$14.29

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.13)	(0.11)	(0.18)	(0.20)
Net realized and unrealized gains (losses) on investments	(2.35)	1.28	(0.41)	(4.32)	(2.09)
Total income (loss) from investment activities	(2.46)	1.15	(0.52)	(4.50)	(2.29)
Net Asset Value, End of Period	$5.67	$8.13	$6.98	$7.50	$12.00

Total Return	(30.26)%	16.48%	(6.93)%	(37.50)%	(16.03)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.74%	1.79%	1.70%	1.71%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.66)%	(1.65)%	(1.57)%	(1.64)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$19,498	$30,319	$19,601	$21,918	$59,488
Portfolio turnover rate(b)	—	—	—	—	436	%(c)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Falling U.S. Dollar :: 321

ProFund VP Falling U.S. Dollar seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2014, the Fund had a total return of -12.60%. For the same period, the Index had a price return of 12.61%(1) and a volatility of 5.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2014, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 to December 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/14

Fund	One Year	Five Year	Since Inception
ProFund VP Falling U.S. Dollar	-12.60%	-4.24%	-2.38%
U.S. Dollar Index	12.61%	2.98%	1.51%
S&P 500	13.69%	15.45%	6.97%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	2.45%	1.68%

**          Reflects the expense ratio as reported in the Prospectus dated May 1, 2014. Contractual fee waivers are in effect through April 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(102)%
Total Exposure	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund such, as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

322 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2014

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $638,001	$638,000	$638,000
TOTAL REPURCHASE AGREEMENTS (Cost $638,000)		638,000
TOTAL INVESTMENT SECURITIES (Cost $638,000)—102.3%		638,000
Net other assets (liabilities)—(2.3)%		(14,554)
NET ASSETS—100.0%		$623,446

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2014, the aggregate amount held in a segregated account was $90,000.

At December 31, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	1/9/15	24,010	$37,685	$37,414	$(271)
Canadian dollar vs. U.S. dollar	1/9/15	30,939	27,215	26,632	(583)
Euro vs. U.S. dollar	1/9/15	130,157	160,332	157,492	(2,840)
Japanese yen vs. U.S. dollar	1/9/15	5,575,959	46,622	46,563	(59)
Swedish krona vs. U.S. dollar	1/9/15	21,094	2,807	2,708	(99)
Swiss franc vs. U.S. dollar	1/9/15	7,803	7,992	7,852	(140)
Total Long Contracts			$282,653	$278,661	$(3,992)

At December 31, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	1/9/15	24,807	$38,941	$38,656	$(285)
Canadian dollar vs. U.S. dollar	1/9/15	35,913	31,596	30,914	(682)
Euro vs. U.S. dollar	1/9/15	169,712	209,060	205,355	(3,705)
Japanese yen vs. U.S. dollar	1/9/15	4,175,252	34,914	34,866	(48)
Swedish krona vs. U.S. dollar	1/9/15	181,362	24,135	23,281	(854)
Swiss franc vs. U.S. dollar	1/9/15	14,787	15,143	14,880	(263)
Total Long Contracts			$353,789	$347,952	$(5,837)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 323

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$638,000
Repurchase agreements, at value	638,000
Total Investment Securities, at value	638,000
Cash	71
Segregated cash balances with custodian	320
Prepaid expenses	3
TOTAL ASSETS	638,394

LIABILITIES:
Payable for capital shares redeemed	2,497
Unrealized depreciation on forward currency contracts	9,829
Advisory fees payable	387
Management services fees payable	52
Administration fees payable	20
Administrative services fees payable	416
Distribution fees payable	406
Transfer agency fees payable	31
Fund accounting fees payable	37
Compliance services fees payable	3
Other accrued expenses	1,270
TOTAL LIABILITIES	14,948
NET ASSETS	$623,446

NET ASSETS CONSIST OF:
Capital	$2,827,528
Accumulated net realized gains (losses) on investments	(2,194,253)
Net unrealized appreciation (depreciation) on investments	(9,829)
NET ASSETS	$623,446

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	25,682
Net Asset Value (offering and redemption price per share)	$24.28

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$141

EXPENSES:
Advisory fees	5,531
Management services fees	737
Administration fees	267
Transfer agency fees	410
Administrative services fees	1,842
Distribution fees	1,843
Custody fees	6,251
Fund accounting fees	502
Trustee fees	15
Compliance services fees	6
Other fees	36
Total Gross Expenses before reductions	17,440
Expenses reduced and reimbursed by the Advisor	(5,051)
TOTAL NET EXPENSES	12,389
NET INVESTMENT INCOME (LOSS)	(12,248)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(68,937)
Change in net unrealized appreciation/depreciation on investments	(17,184)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(86,121)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(98,369)

See accompanying notes to financial statements.

324 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(12,248)	$(18,086)
Net realized gains (losses) on investments	(68,937)	(15,384)
Change in net unrealized appreciation/depreciation on investments	(17,184)	6,615
Change in net assets resulting from operations	(98,369)	(26,855)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	517,615	3,391,004
Value of shares redeemed	(1,113,590)	(3,229,076)
Change in net assets resulting from capital transactions	(595,975)	161,928
Change in net assets	(694,344)	135,073

NET ASSETS:
Beginning of period	1,317,790	1,182,717
End of period	$623,446	$1,317,790

SHARE TRANSACTIONS:
Issued	19,454	122,400
Redeemed	(41,209)	(116,688)
Change in shares	(21,755)	5,712

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 325

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$27.78	$28.35	$28.57	$29.37	$30.15

Investment Activities:
Net investment income (loss)(a)	(0.45)	(0.45)	(0.45)	(0.50)	(0.50)
Net realized and unrealized gains (losses) on investments	(3.05)	(0.12)	0.23	(0.30)	(0.28)
Total income (loss) from investment activities	(3.50)	(0.57)	(0.22)	(0.80)	(0.78)

Net Asset Value, End of Period	$24.28	$27.78	$28.35	$28.57	$29.37

Total Return	(12.60)%	(2.01)%	(0.77)%	(2.72)%	(2.59)%

Ratios to Average Net Assets:
Gross expenses	2.37%	2.45%	2.36%	1.99%	1.92%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.82	%(b)
Net investment income (loss)	(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.72)%

Supplemental Data:
Net assets, end of period (000’s)	$623	$1,318	$1,183	$1,378	$1,315
Portfolio turnover rate(c)	—	—	—	—	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

326 :: ProFund VP Money Market :: Management Discussion of Fund Performance

ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2014, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2014, was 0.02%(1).

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Government Agency Security	12%
U.S. Treasury Obligation	13%
Repurchase Agreements	132%
Total Exposure	157%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of fees, the yield would have been (1.20)%.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Money Market :: 327

Schedule of Portfolio Investments :: December 31, 2014

U.S. Government Agency Security (11.5%)

	Principal Amount	Value
Federal Agricultural Mortgage Corp., 0.17%+, 9/23/15	$15,000,000	$14,981,229
TOTAL U.S. GOVERNMENT AGENCY SECURITY (Cost $14,981,229)		14,981,229

U.S. Treasury Obligation (13.3%)
U.S. Treasury Bill, 0.22%+, 12/10/15	17,300,000	17,264,463
TOTAL U.S. TREASURY OBLIGATION (Cost $17,264,463)		17,264,463

Repurchase Agreements(a) (132.0%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 12/31/14, due 1/2/15, total to be received $171,573,279	171,573,000	171,573,000
TOTAL REPURCHASE AGREEMENTS (Cost $171,573,000)		171,573,000
TOTAL INVESTMENT SECURITIES (Cost $203,818,692)—156.8%		203,818,692
Net other assets (liabilities)—(56.8)%		(73,792,819)
NET ASSETS—100.0%		$130,025,873

+                 Reflects the effective yield or interest rate in effect at December 31, 2014.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

328 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Total Investment Securities, at cost	$203,818,692
Securities, at value	32,245,692
Repurchase agreements, at value	171,573,000
Total Investment Securities, at value	203,818,692
Cash	199
Interest receivable	139
Receivable for capital shares issued	116,163
Receivable from Advisor	8,192
Prepaid expenses	781
TOTAL ASSETS	203,944,166

LIABILITIES:
Payable for capital shares redeemed	73,763,481
Administration fees payable	5,113
Trustee fees payable	54
Transfer agency fees payable	8,186
Fund accounting fees payable	9,726
Compliance services fees payable	894
Other accrued expenses	130,839
TOTAL LIABILITIES	73,918,293
NET ASSETS	$130,025,873

NET ASSETS CONSIST OF:
Capital	$130,020,370
Accumulated net realized gains (losses) on investments	5,503
NET ASSETS	$130,025,873

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	130,020,370
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Interest	$48,255

EXPENSES:
Advisory fees	1,444,099
Management services fees	192,545
Administration fees	77,063
Transfer agency fees	118,434
Custody fees	9,757
Fund accounting fees	145,018
Trustee fees	4,776
Compliance services fees	1,674
Other fees	187,487
Total Gross Expenses before reductions	2,180,853
Expenses reduced and reimbursed by the Advisor	(2,172,010)
TOTAL NET EXPENSES	8,843
NET INVESTMENT INCOME	39,412

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	6,073
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	6,073

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$45,485

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Money Market :: 329

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income	$39,412	$41,942
Net realized gains (losses) on investments	6,073	(570)
Change in net assets resulting from operations	45,485	41,372

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,412)	(41,942)
Change in net assets resulting from distributions	(39,412)	(41,942)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,265,764,979	2,842,149,448
Dividends reinvested	39,412	41,942
Value of shares redeemed	(3,324,544,207)	(2,856,878,691)
Change in net assets resulting from capital transactions	(58,739,816)	(14,687,301)
Change in net assets	(58,733,743)	(14,687,871)

NET ASSETS:
Beginning of period	188,759,616	203,447,487
End of period	$130,025,873	$188,759,616

SHARE TRANSACTIONS:
Issued	3,265,764,979	2,842,149,448
Reinvested	39,412	41,942
Redeemed	(3,324,544,207)	(2,856,878,691)
Change in shares	(58,739,816)	(14,687,301)

See accompanying notes to financial statements.

330 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	—	(a)	— (a)	— (a)	— (a)
Net realized gains (losses) on investments	—	(a)	—	(a)	—	—	—
Total income from investment activities	—	(a)	—	(a)	— (a)	— (a)	— (a)

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	— (a)	— (a)	— (a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.02%		0.02%		0.02%	0.02%	0.02%

Ratios to Average Net Assets:
Gross expenses	1.13%		1.12%		1.41%	1.46%	1.45%
Net expenses(b)	—	(c)	0.01%		0.09%	0.01%	0.09%
Net investment income	0.02%		0.02%		0.02%	0.02%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$130,026		$188,760		$203,447	$181,314	$172,220

(a)         Amount is less than $0.0005.

(b)         The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(c)          Amount is less than 0.005%.

See accompanying notes to financial statements.

Notes to Financial Statements

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December 31, 2014 :: Notes to Financial Statements :: 333

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

The ProFunds VP’s investments in repurchase agreements are subject to agreements that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar agreements do not apply to amounts owed to/from different counterparties. Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

334 :: Notes to Financial Statements :: December 31, 2014

As of December 31, 2014, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.02%, dated 12/31/14, due 1/2/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 12/31/14, due 1/2/15(2)	RBC Capital Markets, LLC, 0.03%, dated 12/31/14, due 1/2/15(3)	Societe’ Generale, 0.04%, dated 12/31/14, due 1/2/15(4)	UMB Bank, N.A., 0.02%, dated 12/31/14, due 1/2/15(5)
ProFund VP Bull	$13,650,000	$6,824,000	$8,188,000	$19,110,000	$2,330,000
ProFund VP Mid-Cap	3,973,000	1,986,000	2,384,000	5,564,000	682,000
ProFund VP Small-Cap	3,115,000	1,557,000	1,869,000	4,363,000	536,000
ProFund VP Dow 30	557,000	278,000	333,000	780,000	100,000
ProFund VP NASDAQ-100	13,420,000	6,709,000	8,052,000	18,790,000	2,288,000
ProFund VP Mid-Cap Growth	26,000	13,000	15,000	36,000	6,000
ProFund VP Small-Cap Growth	17,000	8,000	10,000	24,000	5,000
ProFund VP Asia 30	6,000	3,000	4,000	9,000	3,000
ProFund VP International	1,709,000	853,000	1,025,000	2,392,000	297,000
ProFund VP Emerging Markets	213,000	105,000	127,000	299,000	45,000
ProFund VP Japan	3,158,000	1,579,000	1,895,000	4,422,000	539,000
ProFund VP UltraBull	2,888,000	1,443,000	1,731,000	4,043,000	497,000
ProFund VP UltraMid-Cap	3,561,000	1,780,000	2,136,000	4,986,000	610,000
ProFund VP UltraSmall-Cap	3,029,000	1,514,000	1,815,000	4,241,000	524,000
ProFund VP UltraNASDAQ-100	9,219,000	4,609,000	5,531,000	12,908,000	1,576,000
ProFund VP Bear	2,382,000	1,190,000	1,428,000	3,336,000	413,000
ProFund VP Short Mid-Cap	146,000	73,000	87,000	204,000	31,000
ProFund VP Short Small-Cap	495,000	247,000	297,000	695,000	92,000
ProFund VP Short Dow 30	19,000	9,000	11,000	27,000	10,000
ProFund VP Short NASDAQ-100	712,000	355,000	426,000	997,000	130,000
ProFund VP Short International	374,000	187,000	223,000	523,000	69,000
ProFund VP Short Emerging Markets	451,000	224,000	270,000	632,000	83,000
ProFund VP UltraShort Dow 30	12,000	5,000	7,000	18,000	9,000
ProFund VP UltraShort NASDAQ-100	159,000	78,000	95,000	223,000	34,000
ProFund VP Banks	7,000	3,000	4,000	11,000	4,000
ProFund VP Basic Materials	26,000	13,000	15,000	36,000	6,000
ProFund VP Biotechnology	51,000	25,000	30,000	72,000	11,000
ProFund VP Consumer Goods	8,000	4,000	5,000	12,000	3,000
ProFund VP Consumer Services	89,000	44,000	53,000	125,000	19,000
ProFund VP Financials	—	—	—	1,000	2,000
ProFund VP Health Care	39,000	19,000	23,000	55,000	9,000
ProFund VP Industrials	34,000	17,000	20,000	48,000	9,000
ProFund VP Internet	19,000	9,000	11,000	27,000	5,000
ProFund VP Precious Metals	6,584,000	3,292,000	3,950,000	9,218,000	1,127,000
ProFund VP Technology	16,000	8,000	9,000	22,000	5,000
ProFund VP Telecommunications	10,000	5,000	6,000	14,000	3,000
ProFund VP U.S. Government Plus	5,697,000	2,848,000	3,418,000	7,976,000	970,000
ProFund VP Rising Rates Opportunity	5,192,000	2,595,000	3,115,000	7,270,000	888,000
ProFund VP Falling U.S. Dollar	172,000	85,000	103,000	243,000	35,000
ProFund VP Money Market	46,749,000	23,374,000	28,049,000	65,448,000	7,953,000
	$127,984,000	$63,970,000	$76,770,000	$179,200,000	$21,958,000

Each Repurchase Agreement was fully collateralized by U.S. government securities as of December 31, 2014 as follows:

(1)         U.S. Treasury Strips, effective yield or interest rate in effect at December 31, 2014, 2.227% to 2.756%, due 8/15/23 to 11/15/39, which had an aggregate value of $130,546,970.

(2)         U.S. Treasury Notes, 3.125%, due 5/15/21 to 2/15/43, which had an aggregate value of $ 65,253,862.

(3)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 7/15/21, U.S. Treasury Strips, effective yield or interest rate in effect at December 31, 2014, 0.542% to 2.734%, due 8/15/16 to 2/15/34, which had an aggregate value of $ 78,308,714.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.50%, due 4/15/15, U.S. Treasury Notes, 0.75% to 2.00%, due 3/31/18 to 11/15/21, which had an aggregate value of $ 182,788,336.

(5)         U.S. Treasury Notes, 0.50% to 3.00%, due 9/30/16 to 2/15/23, which had an aggregate value of $ 22,401,580.

December 31, 2014 :: Notes to Financial Statements :: 335

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2014, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2014. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at year end is generally representative of the notional amount of open position to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Small-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Short International, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 56%, 144%, 144%, 101%, 10%, 11%, 11%, 8% and 15%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2014.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short

336 :: Notes to Financial Statements :: December 31, 2014

position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP agree to post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a

December 31, 2014 :: Notes to Financial Statements :: 337

bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of December 31, 2014, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

338 :: Notes to Financial Statements :: December 31, 2014

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2014.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$235,672	$—	$—	$—	$688,157	$—
ProFund VP Mid-Cap	147,351	—	—	—	134,577	—
ProFund VP Small-Cap	91,945	—	—	—	97,753	—
ProFund VP Dow 30	—	—	—	—	27,696	—
ProFund VP NASDAQ-100	14,516	—	—	—	732,352	—
ProFund VP International	—	—	—	—	93,546	—
ProFund VP Emerging Markets	—	—	—	—	3,420	—
ProFund VP Japan	—	—	—	321,252	—	—
ProFund VP UltraBull	117,958	—	—	—	540,715	—
ProFund VP UltraMid-Cap	30,226	—	—	—	586,666	—
ProFund VP UltraSmall-Cap	117,578	—	—	—	446,941	—
ProFund VP UltraNASDAQ-100	31,282	—	—	—	1,782,504	—
ProFund VP Bear	—	114,344	—	21,376	—	—
ProFund VP Short Mid-Cap	—	7,915	—	—	—	—
ProFund VP Short Small-Cap	—	16,773	—	13,145	—	—
ProFund VP Short Dow 30	—	905	—	—	—	—
ProFund VP Short NASDAQ-100	—	36,993	—	3,865	—	—
ProFund VP Short International	—	19,987	—	—	—	—
ProFund VP Short Emerging Markets	—	9,699	—	—	—	—
ProFund VP UltraShort Dow 30	—	1,177	—	—	—	—
ProFund VP UltraShort NASDAQ-100	—	20,808	—	—	—	—
ProFund VP Banks	—	—	—	—	276	—
ProFund VP Biotechnology	—	—	—	—	2,850	—
ProFund VP Pharmaceuticals	—	—	—	—	1,164	—
ProFund VP Precious Metals	—	1,187,456	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	300	—
ProFund VP Telecommunications	—	—	—	—	480	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	—	—	—	9,829

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	1,044,368	—	28	—	—
ProFund VP Rising Rates Opportunity	—	—	—	—	744,305	—

*      Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

December 31, 2014 :: Notes to Financial Statements :: 339

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the year ended December 31, 2014.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$1,010,490	$4,102,135	$—	$(1,052,369)
ProFund VP Mid-Cap	209,593	1,277,291	—	(234,607)
ProFund VP Small-Cap	(37,257)	(180,844)	—	(249,836)
ProFund VP Dow 30	23,821	4,750	—	(31,478)
ProFund VP NASDAQ-100	1,740,604	5,508,761	—	(1,156,659)
ProFund VP International	—	(266,737)	—	(198,759)
ProFund VP Emerging Markets	—	15,390	—	(8,601)
ProFund VP Japan	747,618	—	—	(1,163,672)
ProFund VP UltraBull	643,115	4,314,602	—	(591,233)
ProFund VP UltraMid-Cap	259,206	2,544,563	—	(832,751)
ProFund VP UltraSmall-Cap	240,266	881,011	—	(726,374)
ProFund VP UltraNASDAQ-100	1,226,655	11,935,607	—	(2,322,035)
ProFund VP Bear	(367,925)	(1,962,919)	—	262,262
ProFund VP Short Mid-Cap	—	(182,288)	—	28,721
ProFund VP Short Small-Cap	(34,340)	(371,364)	—	26,152
ProFund VP Short Dow 30	—	(8,268)	—	1,175
ProFund VP Short NASDAQ-100	(180,012)	(1,103,661)	—	66,828
ProFund VP Short International	—	1,887	—	31,800
ProFund VP Short Emerging Markets	—	(237,999)	—	13,513
ProFund VP UltraShort Dow 30	—	(89,739)	—	3,511
ProFund VP UltraShort NASDAQ-100	(30,522)	(864,169)	—	58,290
ProFund VP Banks	—	10,572	—	(4)
ProFund VP Biotechnology	—	693,322	—	(603)
ProFund VP Pharmaceuticals	—	(93,151)	—	(234)
ProFund VP Precious Metals	—	(7,318,920)	—	(371,635)
ProFund VP Semiconductor	—	(23,789)	—	(260)
ProFund VP Telecommunications	—	(43,102)	—	97

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(68,937)	(17,184)

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	60,479	5,462,244	—	1,159,030
ProFund VP Rising Rates Opportunity	(17,081)	(7,300,421)	—	(992,493)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts at December 31, 2014. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Bull
Swap Agreements — Goldman Sachs International	$(244,387)	$244,387	$—	$—
Swap Agreements — UBS AG	(443,770)	443,770	—	—

340 :: Notes to Financial Statements :: December 31, 2014

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	$(5,533)	$5,533	$—	$—
Swap Agreements — UBS AG	(129,044)	129,044	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(42,277)	42,277	—	—
Swap Agreements — UBS AG	(55,476)	55,476	—	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	(13,412)	13,412	—	—
Swap Agreements — UBS AG	(14,284)	14,284	—	—
ProFund VP NASDAQ-100
Swap Agreements — Goldman Sachs International	(292,283)	292,283	—	—
Swap Agreements — UBS AG	(440,069)	440,069	—	—
ProFund VP International
Swap Agreements — Goldman Sachs International	(48,446)	48,446	—	—
Swap Agreements — UBS AG	(45,100)	45,100	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(2,556)	2,556	—	—
Swap Agreements — UBS AG	(864)	864	—	—
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(272,249)	272,249	—	—
Swap Agreements — UBS AG	(268,466)	268,466	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(264,860)	264,860	—	—
Swap Agreements — UBS AG	(321,806)	321,806	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(139,496)	139,496	—	—
Swap Agreements — UBS AG	(307,445)	307,445	—	—
ProFund VP UltraNASDAQ-100
Swap Agreements — Goldman Sachs International	(723,417)	723,417	—	—
Swap Agreements — UBS AG	(1,059,087)	1,059,087	—	—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	90,466	—	—	90,466
Swap Agreements — UBS AG	23,878	—	—	23,878
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	2,073	—	—	2,073
Swap Agreements — UBS AG	5,842	—	—	5,842
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	7,975	—	—	7,975
Swap Agreements — UBS AG	8,798	—	—	8,798
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	27	—	—	27
Swap Agreements — UBS AG	878	—	—	878
ProFund VP Short NASDAQ-100
Swap Agreements — Goldman Sachs International	13,024	—	—	13,024
Swap Agreements — UBS AG	23,969	—	—	23,969
ProFund VP Short International
Swap Agreements — Goldman Sachs International	4,109	—	—	4,109
Swap Agreements — UBS AG	15,878	—	—	15,878
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	1,289	—	—	1,289
Swap Agreements — UBS AG	8,410	—	—	8,410
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	456	—	—	456
Swap Agreements — UBS AG	721	—	—	721
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	4,077	—	—	4,077
Swap Agreements — UBS AG	16,731	—	—	16,731
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(276)	—	—	(276)

December 31, 2014 :: Notes to Financial Statements :: 341

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	$(2,850)	$—	$—	$(2,850)
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(1,164)	—	—	(1,164)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	493,296	(493,296)	—	—
Swap Agreements — UBS AG	694,160	(393,185)	—	300,975
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(300)	—	—	(300)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(480)	—	—	(480)
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International	(3,992)	3,992	—	—
Forward Currency Contracts — UBS AG	(5,837)	5,837	—	—
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	1,044,368	(984,401)	—	59,967
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(744,305)	630,000	—	(114,305)

*

The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**	Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and

342 :: Notes to Financial Statements :: December 31, 2014

the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds VP’s investments are summarized in the three broad levels listed below:

•    Level 1—quoted prices in active markets for identical assets

•            Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•            Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

December 31, 2014 :: Notes to Financial Statements :: 343

A summary of the valuations as of December 31, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$95,527,999	$—	$—	$—	$95,527,999	$—
Repurchase Agreements	—	—	50,102,000	—	50,102,000	—
Futures Contracts	—	235,672	—	—	—	235,672
Swap Agreements	—	—	—	(688,157)	—	(688,157)
Total	$95,527,999	$235,672	$50,102,000	$(688,157)	$145,629,999	$(452,485)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$14,589,000	$—	$14,589,000	$—
Futures Contracts	—	147,351	—	—	—	147,351
Swap Agreements	—	—	—	(134,577)	—	(134,577)
Total	$—	$147,351	$14,589,000	$(134,577)	$14,589,000	$12,774
ProFund VP Small-Cap
Common Stocks	$4,106,379	$—	$—	$—	$4,106,379	$—
Contingent Rights*	—	—	983	—	983	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	11,440,000	—	11,440,000	—
Futures Contracts	—	91,945	—	—	—	91,945
Swap Agreement	$—	$—	$—	$(97,753)	$—	$(97,753)
Total	$4,106,379	$91,945	$11,440,983	$(97,753)	$15,547,362	$(5,808)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$2,048,000	$—	$2,048,000	$—
Swap Agreements	—	—	—	(27,696)	—	(27,696)
Total	$—	$—	$2,048,000	$(27,696)	$2,048,000	$(27,696)
ProFund VP NASDAQ-100
Common Stocks	$29,648,109	$—	$—	$—	$29,648,109	$—
Repurchase Agreements	—	—	49,259,000	—	49,259,000	—
Futures Contracts	—	14,516	—	—	—	14,516
Swap Agreements	—	—	—	(732,352)	—	(732,352)
Total	$29,648,109	$14,516	$49,259,000	$(732,352)	$78,907,109	$(717,836)
ProFund VP Large-Cap Value
Common Stocks	$33,775,214	$—	$—	$—	$33,775,214	$—
Total	$33,775,214	$—	$—	$—	$33,775,214	$—
ProFund VP Large-Cap Growth
Common Stocks	$47,648,785	$—	$—	$—	$47,648,785	$—
Total	$47,648,785	$—	$—	$—	$47,648,785	$—
ProFund VP Mid-Cap Value
Common Stocks	$19,134,186	$—	$—	$—	$19,134,186	$—
Total	$19,134,186	$—	$—	$—	$19,134,186	$—
ProFund VP Mid-Cap Growth
Common Stocks	$25,291,869	$—	$—	$—	$25,291,869	$—
Repurchase Agreements	—	—	96,000	—	96,000	—
Total	$25,291,869	$—	$96,000	$—	$25,387,869	$—
ProFund VP Small-Cap Value
Common Stocks	$25,557,320	$—	$—	$—	$25,557,320	$—
Total	$25,557,320	$—	$—	$—	$25,557,320	$—
ProFund VP Small-Cap Growth
Common Stocks	$27,786,714	$—	$—	$—	$27,786,714	$—
Repurchase Agreements	—	—	64,000	—	64,000	—
Total	$27,786,714	$—	$64,000	$—	$27,850,714	$—

344 :: Notes to Financial Statements :: December 31, 2014

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$29,954,085	$—	$—	$—	$29,954,085	$—
Repurchase Agreements	—	—	25,000	—	25,000	—
Total	$29,954,085	$—	$25,000	$—	$29,979,085	$—
ProFund VP Europe 30
Common Stocks	$26,830,523	$—	$—	$—	$26,830,523	$—
Total	$26,830,523	$—	$—	$—	$26,830,523	$—
ProFund VP International
Repurchase Agreements	$—	$—	$6,276,000	$—	$6,276,000	$—
Swap Agreements	—	—	—	(93,546)	—	(93,546)
Total	$—	$—	$6,276,000	$(93,546)	$6,276,000	$(93,546)
ProFund VP Emerging Markets
Common Stocks	$10,385,932	$—	$—	$—	$10,385,932	$—
Preferred Stocks	1,401,928	—	—	—	1,401,928	—
Repurchase Agreements	—	—	789,000	—	789,000	—
Swap Agreements	—	—	—	(3,420)	—	(3,420)
Total	$11,787,860	$—	$789,000	$(3,420)	$12,576,860	$(3,420)
ProFund VP Japan
Repurchase Agreements	$—	$—	$11,593,000	$—	$11,593,000	$—
Futures Contracts	—	(321,252)	—	—	—	(321,252)
Total	$—	$(321,252)	$11,593,000	$—	$11,593,000	$(321,252)
ProFund VP UltraBull
Common Stocks	$40,300,868	$—	$—	$—	$40,300,868	$—
Repurchase Agreements	—	—	10,602,000	—	10,602,000	—
Futures Contracts	—	117,958	—	—	—	117,958
Swap Agreements	—	—	—	(540,715)	—	(540,715)
Total	$40,300,868	$117,958	$10,602,000	$(540,715)	$50,902,868	$(422,757)
ProFund VP UltraMid-Cap
Common Stocks	$17,408,467	$—	$—	$—	$17,408,467	$—
Repurchase Agreements	—	—	13,073,000	—	13,073,000	—
Futures Contracts	—	30,226	—	—	—	30,226
Swap Agreements	—	—	—	(586,666)	—	(586,666)
Total	$17,408,467	$30,226	$13,073,000	$(586,666)	$30,481,467	$(556,440)
ProFund VP UltraSmall-Cap
Common Stocks	$17,290,015	$—	$—	$—	$17,290,015	$—
Contingent Rights*	—	—	2,016	—	2,016	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	11,123,000	—	11,123,000	—
Futures Contracts	—	117,578	—	—	—	117,578
Swap Agreements	—	—	—	(446,941)	—	(446,941)
Total	$17,290,015	$117,578	$11,125,016	$(446,941)	$28,415,031	$(329,363)
ProFund VP UltraNASDAQ-100
Common Stocks	$46,448,704	$—	$—	$—	$46,448,704	$—
Repurchase Agreements	—	—	33,843,000	—	33,843,000	—
Futures Contracts	—	31,282	—	—	—	31,282
Swap Agreements	—	—	—	(1,782,504)	—	(1,782,504)
Total	$46,448,704	$31,282	$33,843,000	$(1,782,504)	$80,291,704	$(1,751,222)
ProFund VP Bear
Repurchase Agreements	$—	$—	$8,749,000	$—	$8,749,000	$—
Futures Contracts	—	(21,376)	—	—	—	(21,376)
Swap Agreements	—	—	—	114,344	—	114,344
Total	$—	$(21,376)	$8,749,000	$114,344	$8,749,000	$92,968

December 31, 2014 :: Notes to Financial Statements :: 345

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$541,000	$—	$541,000	$—
Swap Agreements	—	—	—	7,915	—	7,915
Total	$—	$—	$541,000	$7,915	$541,000	$7,915
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,826,000	$—	$1,826,000	$—
Futures Contracts	—	(13,145)	—	—	—	(13,145)
Swap Agreements	—	—	—	16,773	—	16,773
Total	$—	$(13,145)	$1,826,000	$16,773	$1,826,000	$3,628
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$76,000	$—	$76,000	$—
Swap Agreements	—	—	—	905	—	905
Total	$—	$—	$76,000	$905	$76,000	$905
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$2,620,000	$—	$2,620,000	$—
Futures Contracts	—	(3,865)	—	—	—	(3,865)
Swap Agreements	—	—	—	36,993	—	36,993
Total	$—	$(3,865)	$2,620,000	$36,993	$2,620,000	$33,128
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,376,000	$—	$1,376,000	$—
Swap Agreements	—	—	—	19,987	—	19,987
Total	$—	$—	$1,376,000	$19,987	$1,376,000	$19,987
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,660,000	$—	$1,660,000	$—
Swap Agreements	—	—	—	9,699	—	9,699
Total	$—	$—	$1,660,000	$9,699	$1,660,000	$9,699
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$51,000	$—	$51,000	$—
Swap Agreements	—	—	—	1,177	—	1,177
Total	$—	$—	$51,000	$1,177	$51,000	$1,177
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$589,000	$—	$589,000	$—
Swap Agreements	—	—	—	20,808	—	20,808
Total	$—	$—	$589,000	$20,808	$589,000	$20,808
ProFund VP Banks
Common Stocks	$6,111,200	$—	$—	$—	$6,111,200	$—
Repurchase Agreements	—	—	29,000	—	29,000	—
Swap Agreements	—	—	—	(276)	—	(276)
Total	$6,111,200	$—	$29,000	$(276)	$6,140,200	$(276)
ProFund VP Basic Materials
Common Stocks	$19,092,111	$—	$—	$—	$19,092,111	$—
Repurchase Agreements	—	—	96,000	—	96,000	—
Total	$19,092,111	$—	$96,000	$—	$19,188,111	$—
ProFund VP Biotechnology
Common Stocks	$56,244,848	$—	$—	$—	$56,244,848	$—
Repurchase Agreements	—	—	189,000	—	189,000	—
Swap Agreements	—	—	—	(2,850)	—	(2,850)
Total	$56,244,848	$—	$189,000	$(2,850)	$56,433,848	$(2,850)

346 :: Notes to Financial Statements :: December 31, 2014

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Consumer Goods
Common Stocks	$29,269,955	$—	$—	$—	$29,269,955	$—
Repurchase Agreements	—	—	32,000	—	32,000	—
Total	$29,269,955	$—	$32,000	$—	$29,301,955	$—
ProFund VP Consumer Services
Common Stocks	$35,072,836	$—	$—	$—	$35,072,836	$—
Repurchase Agreements	—	—	330,000	—	330,000	—
Total	$35,072,836	$—	$330,000	$—	$35,402,836	$—
ProFund VP Financials
Common Stocks	$43,007,607	$—	$—	$—	$43,007,607	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Total	$43,007,607	$—	$3,000	$—	$43,010,607	$—
ProFund VP Health Care
Common Stocks	$84,253,885	$—	$—	$—	$84,253,885	$—
Repurchase Agreements	—	—	145,000	—	145,000	—
Total	$84,253,885	$—	$145,000	$—	$84,398,885	$—
ProFund VP Industrials
Common Stocks	$18,506,597	$—	$—	$—	$18,506,597	$—
Repurchase Agreements	—	—	128,000	—	128,000	—
Total	$18,506,597	$—	$128,000	$—	$18,634,597	$—
ProFund VP Internet
Common Stocks	$8,041,833	$—	$—	$—	$8,041,833	$—
Repurchase Agreements	—	—	71,000	—	71,000	—
Total	$8,041,833	$—	$71,000	$—	$8,112,833	$—
ProFund VP Oil & Gas
Common Stocks	$54,693,921	$—	$—	$—	$54,693,921	$—
Total	$54,693,921	$—	$—	$—	$54,693,921	$—
ProFund VP Pharmaceuticals
Common Stocks	$23,242,502	$—	$—	$—	$23,242,502	$—
Swap Agreements	—	—	—	(1,164)	—	(1,164)
Total	$23,242,502	$—	$—	$(1,164)	$23,242,502	$(1,164)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$24,171,000	$—	$24,171,000	$—
Swap Agreements	—	—	—	1,187,456	—	1,187,456
Total	$—	$—	$24,171,000	$1,187,456	$24,171,000	$1,187,456
ProFund VP Real Estate
Common Stocks	$27,619,361	$—	$—	$—	$27,619,361	$—
Total	$27,619,361	$—	$—	$—	$27,619,361	$—
ProFund VP Semiconductor
Common Stocks	$7,303,193	$—	$—	$—	$7,303,193	$—
Swap Agreements	—	—	—	(300)	—	(300)
Total	$7,303,193	$—	$—	$(300)	$7,303,193	$(300)
ProFund VP Technology
Common Stocks	$23,333,787	$—	$—	$—	$23,333,787	$—
Repurchase Agreements	—	—	60,000	—	60,000	—
Total	$23,333,787	$—	$60,000	$—	$23,393,787	$—
ProFund VP Telecommunications
Common Stocks	$4,940,415	$—	$—	$—	$4,940,415	$—
Repurchase Agreements	—	—	38,000	—	38,000	—
Swap Agreements	—	—	—	(480)	—	(480)
Total	$4,940,415	$—	$38,000	$(480)	$4,978,415	$(480)

December 31, 2014 :: Notes to Financial Statements :: 347

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Utilities
Common Stocks	$53,267,000	$—	$—	$—	$53,267,000	$—
Total	$53,267,000	$—	$—	$—	$53,267,000	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$17,596,617	$—	$17,596,617	$—
Repurchase Agreements	—	—	20,909,000	—	20,909,000	—
Futures Contracts	—	(28)	—	—	—	(28)
Swap Agreements	—	—	—	1,044,368	—	1,044,368
Total	$—	$(28)	$38,505,617	$1,044,368	$38,505,617	$1,044,340
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$19,060,000	$—	$19,060,000	$—
Swap Agreements	—	—	—	(744,305)	—	(744,305)
Total	$—	$—	$19,060,000	$(744,305)	$19,060,000	$(744,305)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$638,000	$—	$638,000	$—
Forward Currency Contracts	—	—	—	(9,829)	—	(9,829)
Total	$—	$—	$638,000	$(9,829)	$638,000	$(9,829)
ProFund VP Money Market
U.S. Government Agency Security	$—	$—	$14,981,229	$—	$14,981,229	$—
U.S. Treasury Obligation	—	—	17,264,463	—	17,264,463	—
Repurchase Agreements	—	—	171,573,000	—	171,573,000	—
Total	$—	$—	$203,818,692	$—	$203,818,692	$—

^      Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*      Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**    Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

ProFund VP Small-Cap

Type of Asset	Balance as of December 31, 2013	Net Realized Gains/ (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of December 31, 2014
Investment Securities:
Common Stocks:
Coal	$530	$(1,207)	$759	$—	$(82)	$—	$—
Total Investment Securities	$530	$(1,207)	$759	$—	$(82)	$—	$—

ProFund VP UltraSmall-Cap

Type of Asset	Balance as of December 31, 2013	Net Realized Gains/ (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of December 31, 2014
Investment Securities:
Common Stocks:
Coal	$1,088	$(2,481)	$1,561	$—	$(168)	$—	$—
Total Investment Securities	$1,088	$(2,481)	$1,561	$—	$(168)	$—	$—

348 :: Notes to Financial Statements :: December 31, 2014

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the year ended December 31, 2014, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2014 for ProFund VP Money Market. If ProFund VP Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $481,366 for the year ended December 31, 2014.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the year ended December 31, 2014, the administrative services fees of ProFund VP Money Market were suspended to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $191,465 for the year ended December 31, 2014.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2014, actual Trustee compensation was $573,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2015.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the year are reflected on the Statement of

December 31, 2014 :: Notes to Financial Statements :: 349

Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2014, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
ProFund VP Bull	$73,977	$114,844	$21,744	$23,194	$233,759
ProFund VP Mid-Cap	4,129	19,310	—	—	23,439
ProFund VP Small-Cap	24,095	33,887	23,136	8,148	89,266
ProFund VP Dow 30	—	—	—	1,163	1,163
ProFund VP NASDAQ-100	77,683	68,822	30,372	22,584	199,461
ProFund VP Large-Cap Value	50,206	58,796	32,821	17,555	159,378
ProFund VP Large-Cap Growth	58,684	41,453	32,434	15,432	148,003
ProFund VP Mid-Cap Value	46,197	50,438	34,087	25,028	155,750
ProFund VP Mid-Cap Growth	70,322	54,177	27,673	23,358	175,530
ProFund VP Small-Cap Value	64,895	87,110	79,793	22,871	254,669
ProFund VP Small-Cap Growth	79,567	59,538	66,017	20,305	225,427
ProFund VP Asia 30	111,556	57,760	26,140	19,024	214,480
ProFund VP Europe 30	55,294	26,580	15,261	4,817	101,952
ProFund VP International	17,956	9,857	2,009	4,203	34,025
ProFund VP Emerging Markets	37,052	22,860	15,960	18,268	94,140
ProFund VP Japan	30,979	7,652	28,685	2,520	69,836
ProFund VP UltraBull	4,194	35,144	48,815	—	88,153
ProFund VP UltraMid-Cap	39,959	31,979	15,026	17,683	104,647
ProFund VP UltraSmall-Cap	51,702	49,857	36,981	2,473	141,013
ProFund VP UltraNASDAQ-100	40,540	49,561	3,188	22,614	115,903
ProFund VP Bear	14,466	14,037	8,526	7,394	44,423
ProFund VP Short Mid-Cap	4,630	4,509	5,022	5,119	19,280
ProFund VP Short Small-Cap	9,637	15,446	2,864	7,065	35,012
ProFund VP Short Dow 30	7,575	1,922	5,187	5,203	19,887
ProFund VP Short NASDAQ-100	13,885	19,505	2,276	7,470	43,136
ProFund VP Short International	4,999	5,447	4,320	4,409	19,175
ProFund VP Short Emerging Markets	6,613	5,981	5,977	4,389	22,960
ProFund VP UltraShort Dow 30	7,366	3,555	4,132	4,996	20,049
ProFund VP UltraShort NASDAQ-100	7,363	7,571	867	4,758	20,559
ProFund VP Banks	12,633	17,855	7,855	7,231	45,574
ProFund VP Basic Materials	58,345	52,179	2,946	11,305	124,775
ProFund VP Biotechnology	—	18,581	—	—	18,581
ProFund VP Consumer Goods	31,288	25,678	13,429	11,323	81,718
ProFund VP Consumer Services	39,489	40,148	35,642	4,424	119,703
ProFund VP Financials	35,460	60,090	32,591	13,207	141,348
ProFund VP Health Care	36,242	36,081	18,174	4,863	95,360
ProFund VP Industrials	41,455	28,366	26,189	8,733	104,743
ProFund VP Internet	11,950	16,440	1,724	5,312	35,426
ProFund VP Oil & Gas	154,675	101,749	39,709	42,788	338,921
ProFund VP Pharmaceuticals	26,097	22,819	12,436	3,855	65,207
ProFund VP Precious Metals	177,054	92,873	7,037	25,495	302,459
ProFund VP Real Estate	20,107	34,083	12,349	12,817	79,356
ProFund VP Semiconductor	11,986	4,319	6,314	4,314	26,933
ProFund VP Technology	15,224	15,013	3,031	—	33,268
ProFund VP Telecommunications	21,693	31,173	7,019	6,815	66,700
ProFund VP Utilities	71,109	55,874	27,932	28,696	183,611
ProFund VP U.S. Government Plus	91,976	95,276	5,034	24,921	217,207
ProFund VP Rising Rates Opportunity	8,955	19,329	20,731	—	49,015
ProFund VP Falling U.S. Dollar	6,347	6,909	10,081	1,534	24,871
ProFund VP Money Market	296,335	—	—	—	296,335

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2015 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment

350 :: Notes to Financial Statements :: December 31, 2014

of prior expenses reduced by the Advisor.” As of December 31, 2014, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
ProFund VP Money Market	$2,602,196	$2,496,022	$2,172,517	$1,512,237	$8,782,972

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the fiscal year ended December 31, 2014, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Bull	$29,889,648	$31,179,211	$(85,416)
ProFund VP Large-Cap Value	11,191,227	5,509,137	130,152
ProFund VP Large-Cap Growth	8,816,922	3,045,517	(122,704)
ProFund VP Mid-Cap Value	3,485,377	4,660,638	(45,416)
ProFund VP Mid-Cap Growth	2,871,882	5,376,082	74,505
ProFund VP Small-Cap Value	5,514,320	4,547,299	274,487
ProFund VP Small-Cap Growth	8,616,500	5,602,054	62,972
ProFund VP UltraBull	49,263,421	61,936,129	14,218
ProFund VP UltraMid-Cap	—	1,109,362	14,287

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2014 were as follows:

	Purchases	Sales
ProFund VP Bull	$122,876,608	$84,561,033
ProFund VP Small-Cap	969,885	5,356,386
ProFund VP NASDAQ-100	1,678,354	1,655,926
ProFund VP Large-Cap Value	45,204,262	36,495,774
ProFund VP Large-Cap Growth	53,218,923	46,409,770
ProFund VP Mid-Cap Value	48,992,942	59,947,355
ProFund VP Mid-Cap Growth	43,736,662	54,784,371
ProFund VP Small-Cap Value	40,422,727	56,050,755
ProFund VP Small-Cap Growth	56,183,821	77,827,834
ProFund VP Asia 30	36,807,072	48,465,698
ProFund VP Europe 30	42,588,765	52,565,253
ProFund VP Emerging Markets	34,676,985	39,624,959
ProFund VP UltraBull	512,428,501	489,788,345
ProFund VP UltraMid-Cap	73,565,936	73,526,354
ProFund VP UltraSmall-Cap	2,693,492	3,490,393
ProFund VP UltraNASDAQ-100	37,886,557	28,774,537
ProFund VP Banks	33,186,558	32,624,123
ProFund VP Basic Materials	22,472,551	30,897,769
ProFund VP Biotechnology	140,601,147	132,403,985
ProFund VP Consumer Goods	27,416,866	19,921,519
ProFund VP Consumer Services	25,313,063	32,139,095
ProFund VP Financials	19,863,405	24,744,236
ProFund VP Health Care	44,432,599	32,163,168
ProFund VP Industrials	10,810,523	21,772,911
ProFund VP Internet	19,668,712	25,853,354
ProFund VP Oil & Gas	29,019,115	26,648,441
ProFund VP Pharmaceuticals	64,565,729	57,230,447
ProFund VP Real Estate	37,087,326	29,909,730
ProFund VP Semiconductor	38,204,197	33,532,186
ProFund VP Technology	25,977,348	20,808,959
ProFund VP Telecommunications	31,099,894	31,137,610
ProFund VP Utilities	50,338,642	37,159,485

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2014 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$152,038,368	$146,748,044

December 31, 2014 :: Notes to Financial Statements :: 351

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Most of the ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or inverse multiple of the performance of a benchmark on a single day. These ProFunds VP are subject to all of the correlation risks described below. In addition, because the ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times that stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include multipliers of 2x or 1.25x (or the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up

352 :: Notes to Financial Statements :: December 31, 2014

to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Additionally, a ProFund VP’s underlying investments may trade on markets that may or may not be open on the same day as the ProFund VP. Furthermore a ProFund VP’s currency holdings may be valued at a different time than the level of its benchmark. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Exposure to Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument (including a default). Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may have to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory

December 31, 2014 :: Notes to Financial Statements :: 353

changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2014				Year Ended December 31, 2013
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$1,803,253	$1,174,548	$—	$2,977,801	$1,094,333	$—	$—	$1,094,333
ProFund VP Mid-Cap	4,604,212	553,806	—	5,158,018	798,833	272,464	—	1,071,297
ProFund VP Small-Cap	1,824,938	459,670	—	2,284,608	234,084	168,746	—	402,830
ProFund VP Dow 30	158,405	5,313	—	163,718	—	—	—	—
ProFund VP NASDAQ-100	—	2,060,179	—	2,060,179	—	—	—	—
ProFund VP Large-Cap Value	184,025	—	—	184,025	228,550	—	—	228,550
ProFund VP Large-Cap Growth	35,982	—	—	35,982	88,892	—	—	88,892
ProFund VP Mid-Cap Value	32,312	—	—	32,312	105,779	—	—	105,779
ProFund VP Mid-Cap Growth	—	2,182,548	—	2,182,548	—	—	—	—
ProFund VP Small-Cap Value	—	1,172,153	—	1,172,153	82,498	—	—	82,498
ProFund VP Small-Cap Growth	1,751,137	2,190,223	—	3,941,360	488,482	1,238,908	—	1,727,390
ProFund VP Asia 30	27,095	—	—	27,095	21,988	—	—	21,988
ProFund VP Europe 30	554,073	—	—	554,073	458,263	—	—	458,263
ProFund VP International	1,189,021	—	—	1,189,021	616,082	—	—	616,082
ProFund VP Emerging Markets	43,074	—	—	43,074	141,228	—	—	141,228
ProFund VP Japan	2,253,368	3,914,669	—	6,168,037	—	—	—	—
ProFund VP UltraBull	9,951,571	644,438	—	10,596,009	1,942,691	322,042	—	2,264,733
ProFund VP UltraSmall-Cap	3,715,630	1,246,307	—	4,961,937	—	—	—	—
ProFund VP Banks	8,043	—	—	8,043	35,696	—	—	35,696
ProFund VP Basic Materials	179,445	—	—	179,445	216,113	—	—	216,113
ProFund VP Biotechnology	3,640,453	297,218	—	3,937,671	—	—	—	—
ProFund VP Consumer Goods	143,858	—	—	143,858	171,149	—	—	171,149
ProFund VP Consumer Services	26,756	—	—	26,756	96,465	51,479	—	147,944
ProFund VP Financials	77,054	—	—	77,054	142,296	—	—	142,296
ProFund VP Health Care	48,831	—	—	48,831	172,936	—	—	172,936
ProFund VP Industrials	43,202	—	—	43,202	76,297	—	—	76,297
ProFund VP Internet	416,398	109,028	—	525,426	—	688,596	—	688,596
ProFund VP Oil & Gas	253,665	4,103,249	—	4,356,914	252,011	2,235,809	—	2,487,820
ProFund VP Pharmaceuticals	929,813	238,351	—	1,168,164	798,881	463,884	—	1,262,765
ProFund VP Real Estate	393,320	—	—	393,320	269,921	—	—	269,921
ProFund VP Semiconductor	7,582	—	—	7,582	6,933	—	—	6,933
ProFund VP Telecommunications	362,995	—	—	362,995	1,183,561	23,046	—	1,206,607
ProFund VP Utilities	783,791	—	—	783,791	1,024,965	—	—	1,024,965
ProFund VP U.S. Government Plus	61,853	—	75	61,928	3,096,544	—	—	3,096,544
ProFund VP Money Market	39,412	—	—	39,412	41,942	—	—	41,942

As of the tax year ended December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$1,184,142	$176,765	$—	$25,842,171	$27,203,078
ProFund VP Mid-Cap	775,816	111,972	(299,016)	(134,577)	454,195
ProFund VP Small-Cap	—	440,107	—	1,103,185	1,543,292
ProFund VP Dow 30	—	—	(1,064,294)	(27,696)	(1,091,990)
ProFund VP NASDAQ-100	5,519,930	1,540,991	—	17,604,139	24,665,060
ProFund VP Large-Cap Value	230,402	—	(3,662,513)	4,197,887	765,776
ProFund VP Large-Cap Growth	2,107	—	(728,024)	14,101,016	13,375,099
ProFund VP Mid-Cap Value	26,554	890,780	—	2,874,810	3,792,144
ProFund VP Mid-Cap Growth	44,642	4,789,097	—	6,715,387	11,549,126
ProFund VP Small-Cap Value	—	2,474,267	(2,975,614)	2,478,199	1,976,852
ProFund VP Small-Cap Growth	—	4,959,955	—	6,552,782	11,512,737

354 :: Notes to Financial Statements :: December 31, 2014

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Asia 30	$89,913	$1,668,415	$—	$9,193,997	$10,952,325
ProFund VP Europe 30	1,592,186	—	(3,595,255)	1,066,040	(937,029)
ProFund VP International	—	—	(1,744,018)	(93,546)	(1,837,564)
ProFund VP Emerging Markets	155,202	—	(6,374,430)	1,085,827	(5,133,401)
ProFund VP Japan	—	—	(1,830,505)	—	(1,830,505)
ProFund VP UltraBull	5,178,728	1,004,810	(1,182,582)	2,980,308	7,981,264
ProFund VP UltraMid-Cap	1,658,949	1,906,880	—	4,234,139	7,799,968
ProFund VP UltraSmall-Cap	—	843,173	(2,015,660)	3,733,107	2,560,620
ProFund VP UltraNASDAQ-100	8,972,884	723,607	(3,924,785)	16,298,493	22,070,199
ProFund VP Bear	—	—	(58,219,808)	114,344	(58,105,464)
ProFund VP Short Mid-Cap	—	—	(2,174,031)	7,915	(2,166,116)
ProFund VP Short Small-Cap	—	—	(3,933,770)	16,773	(3,916,997)
ProFund VP Short Dow 30	—	—	(97,424)	905	(96,519)
ProFund VP Short NASDAQ-100	—	—	(8,056,152)	36,993	(8,019,159)
ProFund VP Short International	—	—	(1,616,040)	19,987	(1,596,053)
ProFund VP Short Emerging Markets	—	—	(844,325)	9,699	(834,626)
ProFund VP UltraShort Dow 30	—	—	(819,904)	1,177	(818,727)
ProFund VP UltraShort NASDAQ-100	—	—	(3,534,098)	20,808	(3,513,290)
ProFund VP Banks	15,650	—	(14,309,590)	573,900	(13,720,040)
ProFund VP Basic Materials	99,239	—	(11,576,886)	6,628,783	(4,848,864)
ProFund VP Biotechnology	2,562,950	462,365	(2,103,285)	26,876,120	27,798,150
ProFund VP Consumer Goods	176,926	—	(2,227,817)	10,374,673	8,323,782
ProFund VP Consumer Services	—	4,511,652	—	11,768,425	16,280,077
ProFund VP Financials	110,861	—	(10,148,804)	11,413,238	1,375,295
ProFund VP Health Care	—	—	(5,899,614)	36,193,006	30,293,392
ProFund VP Industrials	21,569	—	(3,958,736)	8,275,881	4,338,714
ProFund VP Internet	—	1,108,326	—	4,099,142	5,207,468
ProFund VP Oil & Gas	635,190	4,108,273	—	22,936,881	27,680,344
ProFund VP Pharmaceuticals	896,653	260,834	(1,924,054)	6,163,657	5,397,090
ProFund VP Precious Metals	—	—	(73,237,005)	1,187,456	(72,049,549)
ProFund VP Real Estate	52,276	—	(2,495,414)	8,534,087	6,090,949
ProFund VP Semiconductor	149,671	—	(439,554)	1,547,497	1,257,614
ProFund VP Technology	—	—	(2,121,701)	8,949,195	6,827,494
ProFund VP Telecommunications	272,341	—	(2,162,401)	553,486	(1,336,574)
ProFund VP Utilities	853,097	190,784	—	19,590,032	20,633,913
ProFund VP U.S. Government Plus	—	—	(12,181,247)	2,114,933	(10,066,314)
ProFund VP Rising Rates Opportunity	—	—	(65,673,672)	(744,305)	(66,417,977)
ProFund VP Falling U.S. Dollar	—	—	(2,204,082)	—	(2,204,082)
ProFund VP Money Market	5,503	—	—	—	5,503

As of the tax year ended December 31, 2014, the following ProFunds VP had net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$503,862	$3,158,651	$—	$3,662,513
ProFund VP Large-Cap Growth	—	225,831	502,193	—	728,024
ProFund VP Europe 30	—	—	2,379,334	1,215,921	3,595,255
ProFund VP Bear	4,644,270	—	27,795,298	10,849,931	43,289,499
ProFund VP Banks	—	—	6,837,887	4,222,981	11,060,868
ProFund VP Basic Materials	—	8,677,193	647,115	2,252,578	11,576,886
ProFund VP Consumer Goods	—	988,667	1,239,150	—	2,227,817
ProFund VP Financials	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	—	3,061,855	2,837,759	—	5,899,614
ProFund VP Industrials	—	1,060,167	2,898,569	—	3,958,736
ProFund VP Real Estate	—	264,488	1,722,531	508,395	2,495,414
ProFund VP Technology	—	2,121,701	—	—	2,121,701
ProFund VP Rising Rates Opportunity	5,366,257	27,138,193	—	11,189,405	43,693,855
ProFund VP Falling U.S. Dollar	—	1,990,078	—	55,790	2,045,868

December 31, 2014 :: Notes to Financial Statements :: 355

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$299,016	$—	$—	$299,016
ProFund VP Small-Cap Value	—	171,626	2,555,912	248,076	2,975,614
ProFund VP Japan	—	—	—	484,985	484,985
ProFund VP UltraBull	591,291	591,291	—	—	1,182,582
ProFund VP UltraSmall-Cap	1,007,830	1,007,830	—	—	2,015,660
ProFund VP UltraNASDAQ-100	—	3,924,785	—	—	3,924,785
ProFund VP Short Dow 30	—	—	—	31,486	31,486
ProFund VP Short International	—	—	151,711	116,180	267,891
ProFund VP Biotechnology	—	128,870	1,844,566	129,849	2,103,285
ProFund VP Pharmaceuticals	—	962,027	481,013	481,014	1,924,054
ProFund VP Semiconductor	219,777	219,777	—	—	439,554
ProFund VP Telecommunications	—	1,521,351	423,593	—	1,944,944
ProFund VP U.S. Government Plus	—	—	8,888,003	—	8,888,003

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP International	$266,738	$—	$266,738
ProFund VP Emerging Markets	222,697	154,019	376,716
ProFund VP Japan	166,422	249,633	416,055
ProFund VP Bear	13,973,795	956,514	14,930,309
ProFund VP Short Small-Cap	1,489,110	107,459	1,596,569
ProFund VP Short Dow 30	55,021	—	55,021
ProFund VP Short NASDAQ-100	2,383,338	205,468	2,588,806
ProFund VP Short International	926,020	—	926,020
ProFund VP Short Emerging Markets	11,311	—	11,311
ProFund VP UltraShort Dow 30	1,480	—	1,480
ProFund VP UltraShort NASDAQ-100	26,178	503	26,681
ProFund VP Banks	382,897	2,865,825	3,248,722
ProFund VP Financials	48,508	—	48,508
ProFund VP Precious Metals	73,237,005	—	73,237,005
ProFund VP Telecommunications	—	217,457	217,457
ProFund VP U.S. Government Plus	3,293,244	—	3,293,244
ProFund VP Rising Rates Opportunity	21,662,816	317,001	21,979,817
ProFund VP Falling U.S. Dollar	63,287	94,927	158,214

CLCFs not subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$1,064,294	$—	$1,064,294
ProFund VP International	1,477,280	—	1,477,280
ProFund VP Emerging Markets	2,293,899	3,703,815	5,997,714
ProFund VP Japan	375,174	554,291	929,465
ProFund VP Short Mid-Cap	2,028,166	145,865	2,174,031
ProFund VP Short Small-Cap	2,220,676	116,525	2,337,201
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	5,194,500	272,846	5,467,346
ProFund VP Short International	422,129	—	422,129
ProFund VP Short Emerging Markets	833,014	—	833,014
ProFund VP UltraShort Dow 30	805,939	12,485	818,424
ProFund VP UltraShort NASDAQ-100	3,387,142	120,275	3,507,417

The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

356 :: Notes to Financial Statements :: December 31, 2014

At December 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$119,099,671	$33,164,323	$(6,633,995)	$26,530,328
ProFund VP Mid-Cap	14,589,000	—	—	—
ProFund VP Small-Cap	14,346,424	1,422,603	(221,665)	1,200,938
ProFund VP Dow 30	2,048,000	—	—	—
ProFund VP NASDAQ-100	60,570,618	20,445,894	(2,109,403)	18,336,491
ProFund VP Large-Cap Value	29,577,327	8,639,072	(4,441,185)	4,197,887
ProFund VP Large-Cap Growth	33,547,769	15,881,160	(1,780,144)	14,101,016
ProFund VP Mid-Cap Value	16,259,376	5,230,530	(2,355,720)	2,874,810
ProFund VP Mid-Cap Growth	18,672,482	7,989,317	(1,273,930)	6,715,387
ProFund VP Small-Cap Value	23,079,121	5,520,854	(3,042,655)	2,478,199
ProFund VP Small-Cap Growth	21,297,932	8,133,312	(1,580,530)	6,552,782
ProFund VP Asia 30	20,785,088	13,108,006	(3,914,009)	9,193,997
ProFund VP Europe 30	25,764,483	7,491,974	(6,425,934)	1,066,040
ProFund VP International	6,276,000	—	—	—
ProFund VP Emerging Markets	11,487,613	2,818,626	(1,729,379)	1,089,247
ProFund VP Japan	11,593,000	—	—	—
ProFund VP UltraBull	47,381,845	5,520,876	(1,999,853)	3,521,023
ProFund VP UltraMid-Cap	25,660,662	6,861,297	(2,040,492)	4,820,805
ProFund VP UltraSmall-Cap	24,234,983	5,372,332	(1,192,284)	4,180,048
ProFund VP UltraNASDAQ-100	62,210,707	20,480,208	(2,399,211)	18,080,997
ProFund VP Bear	8,749,000	—	—	—
ProFund VP Short Mid-Cap	541,000	—	—	—
ProFund VP Short Small-Cap	1,826,000	—	—	—
ProFund VP Short Dow 30	76,000	—	—	—
ProFund VP Short NASDAQ-100	2,620,000	—	—	—
ProFund VP Short International	1,376,000	—	—	—
ProFund VP Short Emerging Markets	1,660,000	—	—	—
ProFund VP UltraShort Dow 30	51,000	—	—	—
ProFund VP UltraShort NASDAQ-100	589,000	—	—	—
ProFund VP Banks	5,566,024	3,454,664	(2,880,488)	574,176
ProFund VP Basic Materials	12,559,328	11,228,612	(4,599,829)	6,628,783
ProFund VP Biotechnology	29,554,878	30,249,360	(3,370,390)	26,878,970
ProFund VP Consumer Goods	18,927,282	12,256,591	(1,881,918)	10,374,673
ProFund VP Consumer Services	23,634,411	12,852,113	(1,083,688)	11,768,425
ProFund VP Financials	31,597,369	23,728,447	(12,315,209)	11,413,238
ProFund VP Health Care	48,205,879	41,768,919	(5,575,913)	36,193,006
ProFund VP Industrials	10,358,716	10,084,420	(1,808,539)	8,275,881
ProFund VP Internet	4,013,691	4,937,721	(838,579)	4,099,142
ProFund VP Oil & Gas	31,757,040	29,726,980	(6,790,099)	22,936,881
ProFund VP Pharmaceuticals	17,077,681	7,914,519	(1,749,698)	6,164,821
ProFund VP Precious Metals	24,171,000	—	—	—
ProFund VP Real Estate	19,085,274	12,114,493	(3,580,406)	8,534,087
ProFund VP Semiconductor	5,755,396	2,241,827	(694,030)	1,547,797
ProFund VP Technology	14,444,592	11,299,602	(2,350,407)	8,949,195
ProFund VP Telecommunications	4,424,449	1,985,070	(1,431,104)	553,966
ProFund VP Utilities	33,676,968	23,669,635	(4,079,603)	19,590,032
ProFund VP U.S. Government Plus	37,435,052	1,070,565	—	1,070,565
ProFund VP Rising Rates Opportunity	19,060,000	—	—	—
ProFund VP Falling U.S. Dollar	638,000	—	—	—
ProFund VP Money Market	203,818,692	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

December 31, 2014 :: Notes to Financial Statements :: 357

9. Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Money Market is required to comply with money market fund reform over the next two years. As a result, the ProFund VP Money Market may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund VP Money Market.

10. Reverse Share Splits

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short NASDAQ-100 underwent a 1-for-5 reverse share split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

358 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in ProFunds:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 24, 2015

Additional Tax Information (unaudited) :: 359

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2014, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Bull	7.79%
ProFund VP Small-Cap	2.54%
ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Small-Cap Growth	14.04%
ProFund VP UltraBull	1.96%
ProFund VP UltraSmall-Cap	4.15%
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Biotechnology	7.94%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%
ProFund VP Industrials	100.00%
ProFund VP Internet	5.77%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	49.72%
ProFund VP Semiconductor	100.00%
ProFund VP Real Estate	8.41%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2014, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Bull	$1,639,909
ProFund VP Mid-Cap	553,805
ProFund VP Small-Cap	459,670
ProFund VP NASDAQ-100	2,060,179
ProFund VP Dow 30	5,313
ProFund VP Mid-Cap Growth	2,182,548
ProFund VP Small-Cap Value	1,172,153
ProFund VP Small-Cap Growth	2,190,223
ProFund VP Japan	3,914,669
ProFund VP UltraBull	644,438
ProFund VP UltraSmall-Cap	1,246,307
ProFund VP Biotechnology	297,218
ProFund VP Internet	109,028
ProFund VP Oil & Gas	4,103,249
ProFund VP Pharmaceuticals	238,350

For the fiscal year ended December 31, 2014, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Bull	$4,920,656
ProFund VP Mid-Cap	4,604,212
ProFund VP Small-Cap	1,824,938
ProFund VP Dow 30	158,405
ProFund VP Small-Cap Growth	1,751,137
ProFund VP International	1,189,021
ProFund VP Japan	2,253,367
ProFund VP UltraBull	9,951,571
ProFund VP UltraSmall-Cap	3,715,630
ProFund VP Biotechnology	3,640,453
ProFund VP Consumer Services	26,756
ProFund VP Internet	416,398
ProFund VP Pharmaceuticals	734,875

360 :: Board Approval of Investment Advisory Agreement :: December 31, 2014 (unaudited)

At a meeting held on September 8-9, 2014, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)	detailed information about the advisory services provided by the Advisor;
(ii)	the Advisor’s Form ADV;
(iii)	biographies of employees primarily responsible for providing investment advisory services;
(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
(v)	information regarding advisory fees earned versus advisory fees waived for previous periods;
(vi)	performance information for prior periods;
(vii)	comparative industry fee data;
(viii)	information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;
(ix)	information regarding trade allocation and best execution;
(x)	information about the financial condition of the Advisor; and
(xi)	information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to its deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 8-9, 2014, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)	the nature, extent, and quality of the services to be provided to each Fund by the Advisor;
(ii)	the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds;
(iii)	the investment performance of the Funds; and
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•                  the investment objective of each Fund, the Advisor’s description of the special skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•                  the fact that to maintain exposure consistent with each geared Fund’s daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•                  the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the daily activity required by the Advisor due to the frequent and large trading activity in the non-geared Funds;

•                  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas, as well as potential future changes to the cash management process;

•                  the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

•                  the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience;

•                  the structure of the portfolio staff compensation program and the incentives it is intended to provide; and

•                  information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with the both the geared and non-geared Funds, and discussed it with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addresses by the compliance program.

December 31, 2014 (unaudited) :: Board Approval of Investment Advisory Agreement :: 361

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. (“Lipper”) comparing the management fee rate paid by each Fund to other funds with investment objectives most similar to each Fund, as well as the median of each Fund’s Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Funds, as well as Lipper categories used for comparison. The Board noted that, by design, certain of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. The Board recognized that, because of the differences in managing the non-geared Funds, the non-geared Funds are generally charged higher advisory fees than other non-geared mutual funds based on the same benchmark index.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and also considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. That Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2014. The Board also considered the performance information provided for the Funds at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Fund remained strong during the applicable periods and that geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable period. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of a benchmark was a more meaningful factor than the Fund’s total return.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to

362 :: Board Approval of Investment Advisory Agreement :: December 31, 2014 (unaudited)

reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

364 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2014 and held for the entire period from July 1, 2014 through December 31, 2014.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expense Ratio During Period 7/1/14 - 12/31/14(1)	Annualized Expenses Paid During Period 7/1/14 - 12/31/14
ProFund VP Bull	$1,000.00	$1,051.30	$8.69	1.68%
ProFund VP Mid-Cap	1,000.00	1,012.20	8.52	1.68%
ProFund VP Small-Cap	1,000.00	1,002.80	8.48	1.68%
ProFund VP Dow 30	1,000.00	1,052.70	8.74	1.69%
ProFund VP NASDAQ-100	1,000.00	1,095.50	8.87	1.68%
ProFund VP Large-Cap Value	1,000.00	1,041.60	8.65	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,061.80	8.73	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,009.80	8.51	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,014.90	8.53	1.68%
ProFund VP Small-Cap Value	1,000.00	1,020.70	8.56	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,010.80	8.52	1.68%
ProFund VP Asia 30	1,000.00	957.40	8.29	1.68%
ProFund VP Europe 30	1,000.00	882.50	7.97	1.68%
ProFund VP International	1,000.00	891.20	8.01	1.68%
ProFund VP Emerging Markets	1,000.00	923.00	8.14	1.68%
ProFund VP Japan	1,000.00	1,126.40	9.00	1.68%
ProFund VP UltraBull	1,000.00	1,097.80	8.88	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,019.60	8.55	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,009.00	8.51	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,195.20	9.30	1.68%
ProFund VP Bear	1,000.00	928.60	8.17	1.68%
ProFund VP Short Mid-Cap	1,000.00	959.10	8.30	1.68%
ProFund VP Short Small-Cap	1,000.00	954.40	8.28	1.68%
ProFund VP Short Dow 30	1,000.00	921.40	8.14	1.68%
ProFund VP Short NASDAQ-100	1,000.00	884.60	7.98	1.68%
ProFund VP Short International	1,000.00	1,089.90	8.85	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,046.60	8.67	1.68%
ProFund VP UltraShort Dow 30	1,000.00	842.90	7.80	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	784.30	7.56	1.68%
ProFund VP Banks	1,000.00	1,072.70	8.78	1.68%
ProFund VP Basic Materials	1,000.00	946.00	8.24	1.68%
ProFund VP Biotechnology	1,000.00	1,201.40	9.32	1.68%
ProFund VP Consumer Goods	1,000.00	1,058.60	8.72	1.68%
ProFund VP Consumer Services	1,000.00	1,111.40	8.94	1.68%
ProFund VP Financials	1,000.00	1,087.60	8.84	1.68%
ProFund VP Health Care	1,000.00	1,124.60	9.00	1.68%
ProFund VP Industrials	1,000.00	1,030.20	8.60	1.68%
ProFund VP Internet	1,000.00	1,022.30	8.56	1.68%
ProFund VP Oil & Gas	1,000.00	790.70	7.58	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,068.40	8.76	1.68%

Expense Examples (unaudited) :: 365

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expense Ratio During Period 7/1/14 - 12/31/14(1)	Annualized Expenses Paid During Period 7/1/14 - 12/31/14
ProFund VP Precious Metals	$1,000.00	$669.80	$7.07	1.68%
ProFund VP Real Estate	1,000.00	1,083.40	8.82	1.68%
ProFund VP Semiconductor	1,000.00	1,123.50	8.99	1.68%
ProFund VP Technology	1,000.00	1,078.10	8.80	1.68%
ProFund VP Telecommunications	1,000.00	970.40	8.34	1.68%
ProFund VP Utilities	1,000.00	1,073.70	8.78	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,171.70	7.55	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	831.40	7.76	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	876.20	7.95	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.05	0.01%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

366 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period 7/1/14 - 12/31/14(1)	Annualized Expense Ratio During Period 7/1/14 - 12/31/14
ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Dow 30	1,000.00	1,016.69	8.59	1.69%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraBull	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Banks	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Industrials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Internet	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Real Estate	1,000.00	1,016.74	8.54	1.68%
ProFund VP Semiconductor	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.74	8.54	1.68%
ProFund VP Money Market	1,000.00	1,025.16	0.05	0.01%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Trustees and Officers (unaudited) :: 367

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (128)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (128)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProFunds (112); Access One Trust (3); ProShares (128)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Co-Founder and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (128)

*                 The “Fund Complex” consists of all operational registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

368 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/14

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 2014 $622,286

2013 $609,894

The fees relate to the audit of the registrants’ annual financial statements paid to PWC LLP.

(b)                                 2014 $0

2013 $0

(c)                                  2014 $139,550

2013 $152,741

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to PWC LLP.

(d)                                 2014 $0

2013 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g)                                  2014 $139,550

2013 $152,741

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h) Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)   Not Applicable

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 2, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 27, 2015

* Print the name and title of each signing officer under his or her signature.